AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JUNE 7, 2002
-----------------------------------------------------------------------------

                                                         FILE NOS.    333-31288
                                                                      811-09227

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                       POST-EFFECTIVE AMENDMENT NO. 7 /X/

                                     AND/OR

               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                   ACT OF 1940

                              AMENDMENT NO. 30 /X/

               ALLSTATE LIFE INSURANCE COMPANY SEPARATE ACCOUNT A
                           (Exact Name of Registrant)

                         ALLSTATE LIFE INSURANCE COMPANY
                               (Name of Depositor)

                                3100 SANDERS ROAD
                           NORTHBROOK, ILLINOIS 60062
                                  847/402-2400
         (Address and Telephone Number of Depositor's Principal Offices)

                               MICHAEL J. VELOTTA
              SENIOR VICE PRESIDENT, SECRETARY AND GENERAL COUNSEL
                         ALLSTATE LIFE INSURANCE COMPANY
                                3100 SANDERS ROAD
                           NORTHBROOK, ILLINOIS 60062
                                  847-402-2400
            (Name, Address and Telephone Number of Agent for Service)


                                   COPIES TO:

RICHARD T. CHOI, ESQUIRE                    ANGELA M. KING, ESQUIRE
FOLEY & LARDNER                             ALLSTATE DISTRIBUTORS, L.L.C.
3000 K STREET, N.W.                         3100 SANDERS ROAD
SUITE 500                                   SUITE J5B
WASHINGTON, D.C. 20007                      NORTHBROOK, IL 60062

Approximate date of proposed public offering:  Continuous

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE
                             (CHECK APPROPRIATE BOX)

/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/ / on May 1, 2002 pursuant to paragraph (b) of Rule 485
/X/ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on (date) pursuant to paragraph (a)(1) of Rule 485

                    IF APPROPRIATE, CHECK THE FOLLOWING BOX:

/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of Interest in the Allstate Life Insurance Company Separate Account A under deferred variable annuity contracts.

                                EXPLANATORY NOTE

Registrant is filing the Amendment for the purpose of adding a new prospectus, a new statement of additional information ("SAI"), and additional exhibits related to the Putnam Allstate Advisor Preferred Contract, a new form of variable annuity contract to be issued by Allstate ("new Contract"). The new Contract is identical in all material respects to the existing Putnam Allstate Advisor Preferred Contract ("existing Contract") described in the currently effective prospectus and SAI included in the Registration Statement, except that it contains certain enhancements and other differences. The Amendment is not intended to amend or delete any part of the Registration Statement, except as specifically noted herein.

THE PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES
(ADVISOR, ADVISOR PLUS, ADVISOR PREFERRED)

ALLSTATE LIFE INSURANCE COMPANY
P.O. BOX 94036
PALATINE, ILLINOIS 60094-4036
TELEPHONE NUMBER: 1-800-390-1277                                     PROSPECTUS
                                                    DATED                , 2002
 -------------------------------------------------------------------------------
Allstate Life Insurance Company ("ALLSTATE") is offering the following individual and group flexible premium deferred variable annuity contracts (each, a "CONTRACT"):

.. PUTNAM ALLSTATE ADVISOR (SERIES II)
.. PUTNAM ALLSTATE ADVISOR PLUS (SERIES II)

.. PUTNAM ALLSTATE ADVISOR PREFERRED (SERIES II)

This prospectus contains information about each Contract that you should know before investing. Please keep it for future reference. Not all Contracts may be available in all states or through your sales representative. Please check with your sales representative for details.

Each Contract currently offers several investment alternatives ("INVESTMENT ALTERNATIVES"). The investment alternatives include up to 3 fixed account options ("FIXED ACCOUNT OPTIONS"), depending on the Contract, and include 25 variable sub-accounts ("VARIABLE SUB-ACCOUNTS") of the Allstate Life Insurance Company Separate Account A ("VARIABLE ACCOUNT"). Each Variable Sub-Account invests exclusively in the class IB shares of one of the following underlying fund portfolios ("FUNDS") of the Putnam Variable Trust:

PUTNAM VT AMERICAN GOVERNMENT INCOME FUND              PUTNAM VT INTERNATIONAL NEW
PUTNAM VT CAPITAL APPRECIATION FUND                     OPPORTUNITIES FUND
PUTNAM VT DIVERSIFIED INCOME FUND                      PUTNAM VT INVESTORS FUND
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON             PUTNAM VT MONEY MARKET FUND
PUTNAM VT GLOBAL ASSET ALLOCATION FUND                 PUTNAM VT NEW OPPORTUNITIES FUND
PUTNAM VT GLOBAL GROWTH FUND                           PUTNAM VT NEW VALUE FUND
PUTNAM VT GROWTH AND INCOME FUND                       PUTNAM VT OTC & EMERGING GROWTH FUND
PUTNAM VT GROWTH OPPORTUNITIES FUND                    PUTNAM VT RESEARCH FUND
PUTNAM VT HEALTH SCIENCES FUND                         PUTNAM VT SMALL CAP VALUE FUND
PUTNAM VT HIGH YIELD FUND                              PUTNAM VT UTILITIES GROWTH AND INCOME
PUTNAM VT INCOME FUND                                   FUND
PUTNAM VT INTERNATIONAL GROWTH FUND                    PUTNAM VT VISTA FUND
PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND         PUTNAM VT VOYAGER FUND
                                                       PUTNAM VT VOYAGER FUND II


For PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS, each time you make a purchase payment, we will add to your Contract value ("CONTRACT VALUE") a credit enhancement ("CREDIT ENHANCEMENT") of up to 5% (depending on the issue age and your total purchase payments) of such purchase payment. Expenses for this Contract may be higher than a Contract without the Credit Enhancement. Over time, the amount of the Credit Enhancement may be more than offset by the fees associated with the Credit Enhancement.

WE (Allstate) have filed a Statement of Additional Information, dated
                      , with the Securities and Exchange Commission ("SEC"). It contains more information about each Contract and is incorporated herein by reference, which means that it is legally a part of this prospectus. Its table of contents appears on page ___ of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally part of this prospectus, at the SEC's Web site.

                    THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR
                    DISAPPROVED THE SECURITIES DESCRIBED IN THIS PROSPECTUS,
                    NOR HAS IT PASSED ON THE ACCURACY OR THE ADEQUACY OF THIS
                    PROSPECTUS. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A
                    FEDERAL CRIME.

    IMPORTANT       THE CONTRACTS MAY BE DISTRIBUTED THROUGH BROKER-DEALERS
                    THAT HAVE RELATIONSHIPS WITH BANKS OR OTHER FINANCIAL
     NOTICES        INSTITUTIONS OR BY EMPLOYEES OF SUCH BANKS. HOWEVER, THE
                    CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
                    BY SUCH INSTITUTIONS OR ANY FEDERAL REGULATORY AGENCY.
                    INVESTMENT IN THE CONTRACTS INVOLVES INVESTMENT RISKS,
                    INCLUDING POSSIBLE LOSS OF PRINCIPAL.

                    THE CONTRACTS ARE NOT FDIC INSURED.

TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                 PAGE

--------------------------------------------------------------------------------
OVERVIEW
--------------------------------------------------------------------------------
  Important Terms
--------------------------------------------------------------------------------
  Overview of Contracts
--------------------------------------------------------------------------------
  The Contracts at a Glance
--------------------------------------------------------------------------------
  How the Contracts Work
--------------------------------------------------------------------------------
  Expense Table
--------------------------------------------------------------------------------
  Financial Information
--------------------------------------------------------------------------------
CONTRACT FEATURES
--------------------------------------------------------------------------------
  The Contracts
--------------------------------------------------------------------------------
  Purchases
--------------------------------------------------------------------------------
  Contract Value
--------------------------------------------------------------------------------
  Investment Alternatives
--------------------------------------------------------------------------------
     The Variable Sub-Accounts
--------------------------------------------------------------------------------
     The Fixed Account Options
--------------------------------------------------------------------------------
     Transfers
--------------------------------------------------------------------------------

                                 PAGE

--------------------------------------------------------------------------------
  Expenses
--------------------------------------------------------------------------------
  Access to Your Money
--------------------------------------------------------------------------------
  Income Payments
--------------------------------------------------------------------------------
  Death Benefits
--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------
  More Information
--------------------------------------------------------------------------------
  Taxes
--------------------------------------------------------------------------------
  Performance Information
--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS
--------------------------------------------------------------------------------
APPENDIX A - CONTRACT COMPARISON CHART
--------------------------------------------------------------------------------
APPENDIX B - MARKET VALUE ADJUSTMENT
--------------------------------------------------------------------------------
APPENDIX C - CALCULATION OF INCOME PROTECTION BENEFIT
--------------------------------------------------------------------------------
APPENDIX D - WITHDRAWAL ADJUSTMENT EXAMPLE - INCOME BENEFITS
--------------------------------------------------------------------------------
APPENDIX E - WITHDRAWAL ADJUSTMENT EXAMPLE - DEATH BENEFITS
--------------------------------------------------------------------------------
APPENDIX F - CALCULATION OF EARNINGS PROTECTION DEATH BENEFIT
--------------------------------------------------------------------------------

IMPORTANT TERMS
--------------------------------------------------------------------------------

This prospectus uses a number of important terms that you may not be familiar with. The index below identifies the page that describes each term. The first use of each term in this prospectus appears in highlights.


                                 Page

--------------------------------------------------------------------------------
Accumulation Phase
--------------------------------------------------------------------------------
Accumulation Unit
--------------------------------------------------------------------------------
Accumulation Unit Value
--------------------------------------------------------------------------------
Allstate ("We")
--------------------------------------------------------------------------------
Annuitant
--------------------------------------------------------------------------------
Automatic Additions Program
--------------------------------------------------------------------------------
Automatic Fund Rebalancing Program
--------------------------------------------------------------------------------
Beneficiary
--------------------------------------------------------------------------------
Co-Annuitant
--------------------------------------------------------------------------------
*Contract
--------------------------------------------------------------------------------
Contract Anniversary
--------------------------------------------------------------------------------
Contract Owner ("You")
--------------------------------------------------------------------------------
Contract Value
--------------------------------------------------------------------------------
Contract Year
--------------------------------------------------------------------------------
Credit Enhancement
--------------------------------------------------------------------------------
Dollar Cost Averaging Program
--------------------------------------------------------------------------------
Due Proof of Death
--------------------------------------------------------------------------------
Earnings Protection Death Benefit Option
--------------------------------------------------------------------------------
Enhanced Beneficiary Protection (Annual Increase) Option
--------------------------------------------------------------------------------
Excess of Earnings Withdrawal
--------------------------------------------------------------------------------
Fixed Account Options
--------------------------------------------------------------------------------
Free Withdrawal Amount
--------------------------------------------------------------------------------
Funds
--------------------------------------------------------------------------------
Guarantee Period Accounts
--------------------------------------------------------------------------------
Income Base
--------------------------------------------------------------------------------
Income Plan
--------------------------------------------------------------------------------
Income Protection Benefit Option
--------------------------------------------------------------------------------
In-Force Earnings
--------------------------------------------------------------------------------

                                 PAGE
--------------------------------------------------------------------------------
In-Force Premium
--------------------------------------------------------------------------------
Investment Alternatives
--------------------------------------------------------------------------------
IRA Contract
--------------------------------------------------------------------------------
Issue Date
--------------------------------------------------------------------------------
Market Value Adjustment
--------------------------------------------------------------------------------
Maximum Anniversary Value
--------------------------------------------------------------------------------
Maximum Anniversary Value (MAV) Death Benefit Option
--------------------------------------------------------------------------------
Payout Phase
--------------------------------------------------------------------------------
Payout Start Date
--------------------------------------------------------------------------------
Qualified Contract
--------------------------------------------------------------------------------
Retirement Income Guarantee Options
--------------------------------------------------------------------------------
Return of Premium Death Benefit
--------------------------------------------------------------------------------
Rider Application Date
--------------------------------------------------------------------------------
Rider Date
--------------------------------------------------------------------------------
Rider Fee
--------------------------------------------------------------------------------
Rider Fee Percentage
--------------------------------------------------------------------------------
Right to Cancel
--------------------------------------------------------------------------------
SEC
--------------------------------------------------------------------------------
Settlement Value
--------------------------------------------------------------------------------
Spousal Protection Benefit Option
--------------------------------------------------------------------------------
Standard Fixed Account Option
--------------------------------------------------------------------------------
Systematic Withdrawal Program
--------------------------------------------------------------------------------
Tax Qualified Contract
--------------------------------------------------------------------------------
Transfer Period Accounts
--------------------------------------------------------------------------------
Trial Examination Period
--------------------------------------------------------------------------------
Valuation Date
--------------------------------------------------------------------------------
Variable Account
--------------------------------------------------------------------------------
Variable Sub-Account
--------------------------------------------------------------------------------


        * In certain states a Contract may be available only as a group Contract. If you purchase a group Contract, we will issue you a certificate that represents your ownership and that summarizes the provisions of the group Contract. References to "Contract" in this prospectus include certificates, unless the context requires otherwise. References to "Contract" also include all three Contracts listed on the cover page of this prospectus, unless otherwise noted. However, we administer each Contract separately.

OVERVIEW OF CONTRACTS
--------------------------------------------------------------------------------

The Contracts offer many of the same basic features and benefits. They differ primarily with respect to the charges imposed, as follows:

.. The PUTNAM ALLSTATE ADVISOR CONTRACT has a mortality and expense risk charge of 1.10%, an administrative expense charge of 0.19%*, and a withdrawal charge of up to 7% with a 7-year withdrawal charge period;

.. The PUTNAM ALLSTATE ADVISOR PLUS CONTRACT offers Credit Enhancement of up to
  5% on purchase payments, a mortality and expense risk charge of 1.40%, an administrative expense charge of 0.19%*, and a withdrawal charge of up to 8.5% with an 8-year withdrawal charge period;

.. The PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACT WITH 5-YEAR WITHDRAWAL CHARGE
  OPTION ("Package III") has a mortality and expense risk charge of 1.40%, an administrative expense charge of 0.19%*, and a withdrawal charge of up to 7% with a 5-year withdrawal charge period;

.. The PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACT WITH 3-YEAR WITHDRAWAL CHARGE
  OPTION ("Package II") has a mortality and expense risk charge of 1.50%, an administrative expense charge of 0.19%*, and a withdrawal charge of up to 7% with a 3-year withdrawal charge period; and

.. The PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACT WITH NO WITHDRAWAL CHARGE
  OPTION ("Package I") has a mortality and expense risk charge of 1.60%, an administrative expense charge of 0.19%*, and no withdrawal charges.

Other differences among the Contracts relate to available Fixed Account Options. For a side-by-side comparison of these differences, please refer to Appendix A of this prospectus.

* The administrative expense charge may be increased, but will never exceed 0.35%. Once your Contract is issued, we will not increase the administrative expense charge for your Contract.

THE CONTRACTS AT A GLANCE
--------------------------------------------------------------------------------

The following is a snapshot of the Contracts. Please read the remainder of this prospectus for more information.


FLEXIBLE PAYMENTS       You can purchase each Contract with as little as
                        $10,000 ($2,000 for Qualified Contracts, which are
                        Contracts issued with a qualified plan). You can add to
                        your Contract as often and as much as you like, but
                        each subsequent payment must be at least $1,000 ($50
                        for automatic payments).

                        We reserve the right to accept a lesser initial purchase payment amount for each Contract. We may limit the cumulative amount of purchase payments to a maximum of $1,000,000 in any Contract. You must maintain a minimum account size of $1,000.

                        For PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS, each time
                        you make a purchase payment, we will add to your
                        Contract Value a Credit Enhancement of up to 5% of such
                        purchase payment.
-------------------------------------------------------------------------------
TRIAL EXAMINATION       You may cancel your Contract within 20 days of receipt
PERIOD                  or any longer period as your state may require ("TRIAL
                        EXAMINATION PERIOD"). Upon cancellation, we will return
                        your purchase payments adjusted, to the extent federal
                        or state law permits, to reflect the investment
                        experience of any amounts allocated to the Variable
                        Account, including the deduction of mortality and
                        expense risk charges and administrative expense
                        charges. If you cancel your Contract during the TRIAL
                        EXAMINATION PERIOD, the amount we refund to you will
                        not include any Credit Enhancement. See "Trial
                        Examination Period" for details.
-------------------------------------------------------------------------------
EXPENSES                Each Fund pays expenses that you will bear indirectly
                        if you invest in a Variable Sub-Account. You also will
                        bear the following expenses:

                        PUTNAM ALLSTATE ADVISOR CONTRACTS

                        .Annual mortality and expense risk charge equal to
                          1.10% of average daily net assets.

                        .Withdrawal charges ranging from 0% to 7% of purchase
                          payments withdrawn.

                        PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS

                        .Annual mortality and expense risk charge equal to
                          1.40% of average daily net assets.

                        .Withdrawal charges ranging from 0% to 8.5% of
                          purchase payments withdrawn.

                        PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS (WITH
                        5-YEAR WITHDRAWAL CHARGE OPTION)

                        .Annual mortality and expense risk charge equal to
                          1.40% of average daily net assets.

                        .Withdrawal charges ranging from 0% to 7% of purchase
                          payments withdrawn.

                        PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS (WITH
                        3-YEAR WITHDRAWAL CHARGE OPTION)

                        .Annual mortality and expense risk charge equal to
                          1.50% of average daily net assets.

                        .Withdrawal charges ranging from 0% to 7% of purchase
                          payments withdrawn.
-------------------------------------------------------------------------------
                        PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS (WITH NO
                        WITHDRAWAL CHARGE OPTION)

                        .Annual mortality and expense risk charge equal to
                          1.60% of average daily net assets.

                        . No withdrawal charge.

                        ALL CONTRACTS

                        .Annual administrative expense charge of 0.19% (up to
                          0.35% for future Contracts).

                        .Annual contract maintenance charge of $30 (waived in
                          certain cases).

                        .If you select the MAXIMUM ANNIVERSARY VALUE (MAV)
                          DEATH BENEFIT OPTION ("MAV DEATH BENEFIT OPTION") you will pay an additional mortality and expense risk charge of 0.15% (up to 0.30% for Options added in the future).

                        .
                          If you select ENHANCED BENEFICIARY PROTECTION (ANNUAL
                          INCREASE) OPTION, you will pay an additional
                          mortality and expense risk charge of 0.15% (up to
                          0.30% for Options added in the future).

                        .If you select the EARNINGS PROTECTION DEATH BENEFIT
                          OPTION you will pay an additional mortality and expense risk charge of 0.25% or 0.40% (up to 0.35% or 0.50% for Options added in the future) depending on the age of the oldest Owner and oldest Annuitant on the date we receive the completed application or request to add the benefit, whichever is later
                          ("RIDER APPLICATION DATE").

                        .If you select RETIREMENT INCOME GUARANTEE OPTION 1
                          ("RIG 1") you will pay an additional annual fee
                          ("Rider Fee") of 0.25% (up to 0.50% for Options added in the future) of the INCOME BASE in effect on a Contract Anniversary ("CONTRACT ANNIVERSARY").

                        .If you select RETIREMENT INCOME GUARANTEE OPTION 2
                          ("RIG 2") you will pay an additional annual Rider Fee of 0.45% (up to 0.75% for Options added in the future) of the INCOME BASE in effect on a CONTRACT
                          ANNIVERSARY.

                        .If you select the INCOME PROTECTION BENEFIT OPTION
                          you will pay an additional mortality and expense risk charge of 0.50% (up to 0.75% for Options added in the future) during the Payout Phase of your Contract.

                        .
                          Currently there is no additional charge if you select
                          the SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION.
                          We reserve the right to charge a mortality and
                          expense risk charge of up to 0.15% for this benefit.
                          This benefit is only available for IRA Contracts,
                          which are Contracts issued with an Individual
                          Retirement Annuity or Account ("IRA") under Section
                          408 of the Internal Revenue Code.

                        .Transfer fee equal to 1.00% (subject to increase to
                          up to 2.00%) of the amount transferred after the 12/th/ transfer in any Contract Year ("CONTRACT
                          YEAR"), which we measure from the date we issue your Contract or a Contract Anniversary.

                        . State premium tax (if your state imposes one)

                        . NOT ALL OPTIONS ARE AVAILABLE IN ALL STATES
-------------------------------------------------------------------------------
INVESTMENT              Each Contract offers several investment alternatives
ALTERNATIVES            including:

                        .
                          up to 3 Fixed Account Options that credit interest at
                          rates we guarantee, and

                        .25 Variable Sub-Accounts investing in Funds offering
                          professional money management by Putnam Investment
                          Management, LLC.

                        NOT ALL FIXED ACCOUNT OPTIONS ARE AVAILABLE IN ALL
                        STATES OR WITH ALL CONTRACTS.

                        To find out current rates being paid on the Fixed
                        Account Option(s), or to find out how the Variable
                        Sub-Accounts have performed, please call us at
                        1-800-390-1277.
-------------------------------------------------------------------------------
SPECIAL SERVICES        For your convenience, we offer these special services:

                        . AUTOMATIC FUND REBALANCING PROGRAM

                        . AUTOMATIC ADDITIONS PROGRAM

                        . DOLLAR COST AVERAGING PROGRAM

                        . SYSTEMATIC WITHDRAWAL PROGRAM
-------------------------------------------------------------------------------
INCOME PAYMENTS         You can choose fixed income payments, variable income
                        payments, or a combination of the two. You can receive
                        your income payments in one of the following ways (you
                        may select more than one income plan):

                        . life income with guaranteed number of payments

                        .
                          joint and survivor life income with guaranteed number
                          of payments

                        . guaranteed number of payments for a specified period

                        . life income with cash refund

                        . joint life income with cash refund

                        . life income with installment refund

                        . joint life income with installment refund

                        Allstate also offers two Retirement Income Guarantee
                        Options that guarantee a minimum amount of fixed income payments you can receive if you elect to receive income payments.

                        In addition, we offer an Income Protection Benefit
                        Option that guarantees that your variable income
                        payments will not fall below a certain level.
-------------------------------------------------------------------------------
DEATH BENEFITS          If you die before the Payout Start Date, we will pay a
                        death benefit subject to the conditions described in
                        the Contract. In addition to the death benefit included
                        in your Contract ("Return of Premium Death Benefit" or
                        "ROP Death Benefit"), the death benefit options we
                        currently offer include:

                        . MAV DEATH BENEFIT OPTION;

                        .ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE)
                          OPTION; and

                        . EARNINGS PROTECTION DEATH BENEFIT OPTION
-------------------------------------------------------------------------------
TRANSFERS               Before the Payout Start Date, you may transfer your
                        Contract Value among the investment alternatives, with
                        certain restrictions. The minimum amount you may
                        transfer is $100 or the amount remaining in the
                        investment alternative, if less. The minimum amount
                        that can be transferred into the Standard Fixed Account
                        or Market Value Adjusted Account Options is $500.

                        A charge may apply after the 12/th/ transfer in each
                        Contract Year.
-------------------------------------------------------------------------------
WITHDRAWALS             You may withdraw some or all of your Contract Value at
                        any time during the Accumulation Phase and during the
                        Payout Phase in certain cases. In general, you must
                        withdraw at least $50 at a time. Withdrawals of
                        earnings are taxed as ordinary income and, if taken
                        prior to age 591/2, may be subject to an additional 10%
                        federal tax penalty. A withdrawal charge and a MARKET
                        VALUE ADJUSTMENT may also apply.
-------------------------------------------------------------------------------

HOW THE CONTRACTS WORK
--------------------------------------------------------------------------------

Each Contract basically works in two ways.

First, each Contract can help you (we assume you are the "CONTRACT OWNER") save for retirement because you can invest in your Contract's investment alternatives and generally pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "ACCUMULATION PHASE" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "ISSUE DATE") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or Fixed Account Options. If you invest in a Fixed Account Option, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Funds.

Second, each Contract can help you plan for retirement because you can use it to receive retirement income for life and/ or for a pre-set number of years, by selecting one of the income payment options (we call these "INCOME PLANS")
described on page   . You receive income payments during what we call the
"PAYOUT PHASE" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Funds. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

The timeline below illustrates how you might use your Contract.
LOGO

Other income payment options are also available. See "INCOME PAYMENTS."

As the Contract Owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract Owner or, if there is none, the BENEFICIARY will exercise the rights and privileges provided by the Contract. See "The Contracts." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract Owner or, if there is none, to your Beneficiary. See "Death Benefits."

Please call us at 1-800-390-1277 if you have any question about how the Contracts work.

EXPENSE TABLE
--------------------------------------------------------------------------------

The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes that may be imposed by the state where you reside. For more information about Variable Account expenses, see "Expenses," below. For more information about Fund expenses, please refer to the accompanying prospectus for the Funds.


CONTRACT OWNER TRANSACTION EXPENSES
Withdrawal Charge (as a percentage of purchase payments withdrawn)/*// /

                                    Number of Complete Years Since We Received the Purchase Payment Being Withdrawn/Applicable
------------------------------------ Charge:
Contract:                           ------------------------0-----------------------------------------------------------------------
Putnam Allstate Advisor                                       7%
Putnam Allstate Advisor Plus                                8.5%
Putnam Allstate Advisor Preferred
with:
  5-Year Withdrawal Charge Option                             7%
  3-Year Withdrawal Charge Option                             7%
  No Withdrawal Charge Option                                                     None

All Contracts:
-----------------------------------------------------------------------------------------
Annual Contract Maintenance Charge  $30**

Transfer Fee                         1.00% of the amount transferred***

------------------------------------
Contract:                                                  1                              2           3           4
Putnam Allstate Advisor                                     7%                             6%          5%          4%
Putnam Allstate Advisor Plus                              8.5%                           8.5%        7.5%        6.5%
Putnam Allstate Advisor Preferred
with:
  5-Year Withdrawal Charge Option                           6%                             5%          4%          3%
  3-Year Withdrawal Charge Option                           6%                             5%          0%
  No Withdrawal Charge Option

All Contracts:
--------------------------------------------------------------------------------------------------------------------------
Annual Contract Maintenance Charge
Transfer Fee

------------------------------------
Contract:                               5           6          7            8+
Putnam Allstate Advisor                  3%        2%           0%          0%
Putnam Allstate Advisor Plus           5.5%        4%         2.5%          0%
Putnam Allstate Advisor Preferred
with:
  5-Year Withdrawal Charge Option        0%
  3-Year Withdrawal Charge Option
  No Withdrawal Charge Option

All Contracts:
-----------------------------------------------------------------------------------
Annual Contract Maintenance Charge
Transfer Fee

* Each Contract Year, you may withdraw a portion of your purchase payments (and/or your earnings, in the case of Charitable Remainder Trusts) without incurring a withdrawal charge ("Free Withdrawal Amount"). See "Withdrawal Charges" for more information.

**  / /Waived in certain cases. See "Expenses."

*** Applies solely to the 13th and subsequent transfers within a Contract Year, excluding transfers due to dollar cost averaging and automatic fund rebalancing. We may raise the transfer fee to up to 2.00% of the amount transferred.

VARIABLE ACCOUNT ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSET VALUE DEDUCTED FROM EACH VARIABLE SUB-ACCOUNT)


If you select the basic Contract without any optional benefits, your Variable Account expenses would be as follows:

                                     MortalityandExpenseRiskCharge   AdministrativeExpenseCharge*  TotalVariableAccountAnnualExpense

Basic Contract (without any
optional benefit)
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM ALLSTATE ADVISOR                                       1.10%                          0.19%                              1.29
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM ALLSTATE ADVISOR PLUS                                  1.40%                          0.19%                              1.59
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM ALLSTATE ADVISOR PREFERRED                             1.40%                          0.19%                              1.59
(5- YEAR WITHDRAWAL CHARGE OPTION)
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM ALLSTATE ADVISOR PREFERRED                             1.50%                          0.19%                              1.69
(3- YEAR WITHDRAWAL CHARGE OPTION)
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM ALLSTATE ADVISOR PREFERRED                             1.60%                          0.19%                              1.79
(NO WITHDRAWAL CHARGE OPTION)
------------------------------------------------------------------------------------------------------------------------------------

*We reserve the right to raise the administrative expense chatge to 0.35%. However, we will not increase the charge once we issue your Contract.

Each Contract also offers optional riders that may be added to the Contract. For each optional rider you select, you would pay the following additional mortality and expense risk charge associated with each rider.

MAV Death Benefit Option                            0.15%(upto0.30%forOptionsaddedinthefuture)


Enhanced Beneficiary Protection (Annual Increase)
Option                                              0.15%(upto0.30%forOptionsaddedinthefuture)
Earnings Protection Death Benefit Option (issue
age 0-70)                                           0.25%(upto0.35%forOptionsaddedinthefuture)
Earnings Protection Death Benefit Option (issue
age 71-79)                                          0.40%(upto0.50%forOptionsaddedinthefuture)
Spousal Protection Benefit (Co-Annuitant) Option    0.00%(upto0.15%forOptionsaddedinthefuture)





If you select the Options with the highest possible combination of mortality and expense risk charges, your Variable Account expenses would be as follows, assuming current expenses:

Contract with the MAV Death
Benefit Option, Enhanced
Beneficiary Protection
(Annual Increase) Option, and
Earnings Protection Death
Benefit Option (issue age      MortalityandExpenseRiskCharge*   AdministrativeExpenseCharge*    TotalVariableAccountAnnualExpense
71-79)
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM ALLSTATE ADVISOR                                  1.80%                          0.19%                                1.99%
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM ALLSTATE ADVISOR PLUS                             2.10%                          0.19%                                2.29%
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM ALLSTATE ADVISOR
PREFERRED (5- YEAR WITHDRAWAL                            2.10%                          0.19%                                2.29%
CHARGE OPTION)
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM ALLSTATE ADVISOR
PREFERRED (3- YEAR WITHDRAWAL                            2.20%                          0.19%                                2.39%
CHARGE OPTION)
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM ALLSTATE ADVISOR
PREFERRED (NO WITHDRAWAL                                 2.30%                          0.19%                                2.49%
CHARGE OPTION)
-----------------------------------------------------------------------------------------------------------------------------------

* As described above the administrative expense charge and the mortality and expense charge for certain Options may be higher for future Contracts. However, we will not increase the administrative expense charge once we issue your Contract, and we will not increase the charge for an Option once we add the Option to your Contract.



RETIREMENT INCOME GUARANTEE OPTION FEE

If you select RIG 1, you would pay a Rider Fee at the annual rate of 0.25% (up to 0.50% for Options added in the future) of the Income Base in effect on a Contract Anniversary. If you select RIG 2, you would pay an additional Rider Fee at the annual rate of 0.45% (up to 0.75% for Options added in the future) of the Income Base in effect on a Contract Anniversary. See "Retirement Income Guarantee Options" for details.

INCOME PROTECTION BENEFIT OPTION

The Contracts are also available with the Income Protection Benefit Option. See "Income Payments - Income Protection Benefit Option," below, for a description of the Option. The charge for the Income Protection Benefit Option is currently 0.50% of the average daily net Variable Account assets supporting the variable income payments to which the Income Protection Benefit Option applies. The charge for the Income Protection Benefit Option applies during the Payout Phase. We reserve the right to raise the Income Protection Benefit Option charge to up to 0.75%. Once your Income Protection Benefit Option is in effect, however, we may not change the fee that applies to your Contract. See "Expenses - Mortality and Expense Risk Charge," below, for details.


FUND ANNUAL EXPENSES
(as a percentage of Fund average daily net assets)(1)

CLASS IB SHARES                                      Management   Rule 12b-1    Other     Total Annual
Fund                                                    Fees       Fees (2)   Expenses    Fund Expenses
--------------------------------------------------------------------------------------------------------
Putnam VT American Government Income Fund               0.65%       0.25%       0.12%         1.02%
--------------------------------------------------------------------------------------------------------
Putnam VT Capital Appreciation Fund                     0.65%       0.25%       0.70%         1.60%
--------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund                       0.68%       0.25%       0.11%         1.04%
--------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston              0.65%       0.25%       0.11%         1.01%
--------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund                  0.67%       0.25%       0.17%         1.09%
--------------------------------------------------------------------------------------------------------
Putnam VT Global Growth Fund                            0.71%       0.25%       0.11%         1.07%
--------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund                        0.46%       0.25%       0.05%         0.76%
--------------------------------------------------------------------------------------------------------
Putnam VT Growth Opportunities Fund                     0.70%       0.25%       0.15%         1.10%
--------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund                          0.70%       0.25%       0.09%         1.04%
--------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund                               0.67%       0.25%       0.09%         1.01%
--------------------------------------------------------------------------------------------------------
Putnam VT Income Fund                                   0.60%       0.25%       0.08%         0.93%
--------------------------------------------------------------------------------------------------------
Putnam VT International Growth Fund                     0.76%       0.25%       0.18%         1.19%
--------------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income Fund          0.80%       0.25%       0.18%         1.23%
--------------------------------------------------------------------------------------------------------
Putnam VT International New Opportunities Fund          1.00%       0.25%       0.24%         1.49%
--------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund                                0.60%       0.25%       0.06%         0.91%
--------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund                             0.40%       0.25%       0.05%         0.70%
--------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund                        0.54%       0.25%       0.05%         0.84%
--------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund                                0.70%       0.25%       0.09%         1.04%
--------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund                    0.70%       0.25%       0.15%         1.10%
--------------------------------------------------------------------------------------------------------
Putnam VT Research Fund                                 0.65%       0.25%       0.09%         0.99%
--------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund                          0.80%       0.25%       0.14%         1.19%
--------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund              0.66%       0.25%       0.07%         0.98%
--------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund                                    0.61%       0.25%       0.06%         0.92%
--------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund                                  0.53%       0.25%       0.04%         0.82%
--------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund II                               0.70%       0.25%       0.92%         1.87%
--------------------------------------------------------------------------------------------------------

(1) Figures shown in the table are based on the Funds' last fiscal year ended December 31, 2001.

(2) The 12b-1 fees have been restated to reflect an increase in Rule 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%. See the Funds' prospectus for more information about Rule 12b-1 fees payable under the Funds' distribution plan.

EXAMPLE 1
The example below shows the dollar amount of expenses that you would bear directly or indirectly if you:

.. invested $1,000 in a Variable Sub-Account;

.. earned a 5% annual return on your investment;

.. surrendered your Contract at the end of each time period;

.. elect the MAV Death Benefit Option and the Enhanced Beneficiary Protection
  (Annual Increase) Option;

.. elect the Earnings Protection Death Benefit Option (assuming issue age 71-79);

.. elect RIG 2 (assuming Income Base A); and

.. elect the 5-year Withdrawal Charge Option (for Putnam Allstate Advisor
  Preferred Contracts).

THE EXAMPLE DOES NOT INCLUDE ANY TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER OR TAKE A WITHDRAWAL FROM YOUR CONTRACT OR RECEIVE INCOME PAYMENTS.

                                                                                   PUTNAM ALLSTATE            PUTNAM ALLSTATE    PUT
                                                                                       ADVISOR                 ADVISOR PLUS     ALLS
---------------------------------------------------------------------------------------------------------------------------------ADV
                                                                               1      3      5     10     1      3      5     10PREF
Sub-Account                                                                   Year  Years  Years  Years  Year  Years  Years  YearsYe


------------------------------------------------------------------------------------------------------------------------------------
Putnam American Government Income                                                                                                  $
------------------------------------------------------------------------------------------------------------------------------------
Putnam  Capital Appreciation                                                                                                       $
------------------------------------------------------------------------------------------------------------------------------------
Putnam Diversified                                                                                                                 $
Income
------------------------------------------------------------------------------------------------------------------------------------
The George Putnam Fund of Boston                                                                                                   $
------------------------------------------------------------------------------------------------------------------------------------
Putnam Global Asset Allocation                                                                                                     $
------------------------------------------------------------------------------------------------------------------------------------
Putnam Global Growth                                                                                                               $
------------------------------------------------------------------------------------------------------------------------------------
Putnam Growth and Income                                                                                                           $
------------------------------------------------------------------------------------------------------------------------------------
Putnam Growth Opportunities                                                                                                        $
------------------------------------------------------------------------------------------------------------------------------------
Putnam Health Sciences                                                                                                             $
------------------------------------------------------------------------------------------------------------------------------------
Putnam High Yield                                                                                                                  $
------------------------------------------------------------------------------------------------------------------------------------
Putnam Income                                                                                                                      $
------------------------------------------------------------------------------------------------------------------------------------
Putnam International Growth                                                                                                        $
------------------------------------------------------------------------------------------------------------------------------------
Putnam International Growth and Income                                                                                             $
------------------------------------------------------------------------------------------------------------------------------------
Putnam International                                                                                                               $
New Opportunities
------------------------------------------------------------------------------------------------------------------------------------
Putnam Investors                                                                                                                   $
------------------------------------------------------------------------------------------------------------------------------------
Putnam Money Market                                                                                                                $
------------------------------------------------------------------------------------------------------------------------------------
Putnam New Opportunities                                                                                                           $
------------------------------------------------------------------------------------------------------------------------------------
Putnam New Value                                                                                                                   $
------------------------------------------------------------------------------------------------------------------------------------
Putnam OTC & Emerging Growth                                                                                                       $
------------------------------------------------------------------------------------------------------------------------------------
Putnam Research                                                                                                                    $
------------------------------------------------------------------------------------------------------------------------------------
Putnam Small Cap Value                                                                                                             $
------------------------------------------------------------------------------------------------------------------------------------
Putnam Utilities Growth and Income                                                                                                 $
------------------------------------------------------------------------------------------------------------------------------------
Putnam Vista                                                                                                                       $
------------------------------------------------------------------------------------------------------------------------------------
Putnam Voyager                                                                                                                     $
------------------------------------------------------------------------------------------------------------------------------------
Putnam Voyager II                                                                                                                  $
------------------------------------------------------------------------------------------------------------------------------------

EXAMPLE 2
Same assumptions as Example 1 above, except that you decide not to surrender your Contract at the end of each period.

                                             PUTNAM ALLSTATE            PUTNAM ALLSTATE            PUTNAM ALLSTATE
                                                 ADVISOR                 ADVISOR PLUS             ADVISOR PREFERRED
-------------------------------------------------------------------------------------------------------------------------
                                         1      3      5     10     1      3      5     10     1      3      5      10
Sub-Account                             Year  Years  Years  Years  Year  Years  Years  Years  Year  Years  Years   Years
-------------------------------------------------------------------------------------------------------------------------
Putnam American Government Income                                                             $39   $120   $203    $421
-------------------------------------------------------------------------------------------------------------------------
Putnam  Capital Appreciation                                                                  $45   $137   $231    $472
-------------------------------------------------------------------------------------------------------------------------
Putnam Diversified Income                                                                     $40   $120   $204    $423
-------------------------------------------------------------------------------------------------------------------------
The George Putnam Fund of Boston                                                              $39   $119   $202    $420
-------------------------------------------------------------------------------------------------------------------------
Putnam Global Asset Allocation                                                                $40   $122   $206    $428
-------------------------------------------------------------------------------------------------------------------------
Putnam Global Growth                                                                          $40   $121   $205    $426
-------------------------------------------------------------------------------------------------------------------------
Putnam Growth and Income                                                                      $37   $112   $190    $397
-------------------------------------------------------------------------------------------------------------------------
Putnam Growth Opportunities                                                                   $40   $122   $207    $428
-------------------------------------------------------------------------------------------------------------------------
Putnam Health Sciences                                                                        $40   $120   $204    $423
-------------------------------------------------------------------------------------------------------------------------
Putnam High Yield                                                                             $39   $119   $202    $420
-------------------------------------------------------------------------------------------------------------------------
Putnam Income                                                                                 $38   $117   $198    $413
-------------------------------------------------------------------------------------------------------------------------
Putnam International Growth                                                                   $41   $125   $211    $436
-------------------------------------------------------------------------------------------------------------------------
Putnam International Growth and Income                                                        $41   $126   $213    $440
-------------------------------------------------------------------------------------------------------------------------
Putnam International                                                                          $44   $134   $225    $463
New Opportunities
-------------------------------------------------------------------------------------------------------------------------
Putnam Investors                                                                              $38   $116   $197    $411
-------------------------------------------------------------------------------------------------------------------------
Putnam Money Market                                                                           $36   $110   $187    $392
-------------------------------------------------------------------------------------------------------------------------
Putnam New Opportunities                                                                      $37   $114   $194    $405
-------------------------------------------------------------------------------------------------------------------------
Putnam New Value                                                                              $40   $120   $204    $423
-------------------------------------------------------------------------------------------------------------------------
Putnam OTC & Emerging Growth                                                                  $40   $122   $207    $428
-------------------------------------------------------------------------------------------------------------------------
Putnam Research                                                                               $39   $119   $201    $419
-------------------------------------------------------------------------------------------------------------------------
Putnam Small Cap Value                                                                        $41   $125   $211    $436
-------------------------------------------------------------------------------------------------------------------------
Putnam Utilities Growth and Income                                                            $39   $119   $201    $418
-------------------------------------------------------------------------------------------------------------------------
Putnam Vista                                                                                  $38   $117   $198    $412
-------------------------------------------------------------------------------------------------------------------------
Putnam Voyager                                                                                $37   $114   $193    $403
-------------------------------------------------------------------------------------------------------------------------
Putnam Voyager II                                                                             $48   $145   $243    $495
-------------------------------------------------------------------------------------------------------------------------


PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. YOUR ACTUAL EXPENSES MAY BE LOWER OR GREATER THAN THOSE SHOWN ABOVE. SIMILARLY, YOUR RATE OF RETURN MAY BE LOWER OR GREATER THAN 5%, WHICH IS NOT GUARANTEED. THE ABOVE EXAMPLES ASSUME YOU HAVE SELECTED THE MAV DEATH BENEFIT OPTION AND ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION, THE EARNINGS PROTECTION DEATH BENEFIT OPTION (ASSUMING THE OLDEST CONTRACT OWNER OR ANNUITANT IS AGE 71 OR OLDER, AND ALL ARE AGE 79 OR YOUNGER ON THE RIDER APPLICATION DATE), AND RIG 2 AND THAT INCOME BASE A IS APPLIED. IF ANY OR ALL OF THESE FEATURES WERE NOT ELECTED, THE EXPENSE FIGURES SHOWN ABOVE WOULD BE SLIGHTLY LOWER. TO REFLECT THE CONTRACT MAINTENANCE CHARGE IN THE EXAMPLES, WE ESTIMATED AN EQUIVALENT PERCENTAGE CHARGE, BASED ON AN ASSUMED AVERAGE CONTRACT SIZE OF $45,000. IF THE TOTAL PURCHASE PAYMENTS ARE GREATER THAN $50,000, NO CONTRACT MAINTENANCE CHARGE WOULD BE APPLICABLE, AND THE EXPENSE FIGURES SHOWN ABOVE WOULD BE SLIGHTLY LOWER.

FINANCIAL INFORMATION
--------------------------------------------------------------------------------

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the "ACCUMULATION UNIT." Each Variable Sub-Account has a separate value for its Accumulation Units we call "ACCUMULATION UNIT VALUE." Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.

There are no Accumulation Unit Values to report because the Contracts were first offered as of the date of this prospectus. The financial statements of Allstate and the Variable Account appear in the Statement of Additional Information.


THE CONTRACTS
--------------------------------------------------------------------------------


CONTRACT OWNER
Each Contract is an agreement between you, the Contract Owner, and Allstate, a life insurance company. As the Contract Owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

.. the investment alternatives during the Accumulation and Payout Phases,

.. the amount and timing of your purchase payments and withdrawals,

.. the programs you want to use to invest or withdraw money,

.. the income payment plan(s) you want to use to receive retirement income,

.. the Annuitant (either yourself or someone else) on whose life the income payments will be based,

.. the Beneficiary or Beneficiaries who will receive the benefits that the Contract provides when the last surviving Contract Owner or the Annuitant dies, and

.. any other rights that the Contract provides, including restricting income payments to Beneficiaries.

If you die, any surviving joint Contract Owner or, if none, the Beneficiary may exercise the rights and privileges provided to them by the Contract. If the sole surviving Contract Owner dies after the Payout Start Date, the Primary Beneficiary will receive any guaranteed income payments scheduled to continue.

If the Annuitant dies prior to the Payout Start Date and the Contract Owner is a grantor trust not established by a business, the new Contract Owner will be the Beneficiary(ies).

The Contract cannot be jointly owned by both a non-living person and a living person unless the Contract Owner(s) assumed ownership of the Contract as a Beneficiary(ies). The maximum age of any Contract Owner on the date we receive the completed application for each Contract is 90.

If you select the Enhanced Beneficiary Protection (MAV) Option, the Enhanced Beneficiary Protection (Annual Increase) Option, the Earnings Protection Death Benefit Option, or the Spousal Protection Benefit Option, the maximum age of any Contract Owner on the Rider Application Date is currently 79.

If you select RIG 1 or RIG 2, the maximum age of any Contract Owner on the Rider Application Date is 75.

You can use the Contract with or without a qualified plan. A qualified plan is a retirement savings plan, such as an IRA or tax-sheltered annuity, that meets the requirements of the Internal Revenue Code. Qualified plans may limit or modify your rights and privileges under the Contract. We use the term "QUALIFIED CONTRACT" to refer to a Contract issued with a qualified plan. See "TAX
QUALIFIED CONTRACTS" on page   .

Except for certain Qualified Contracts, you may change the Contract Owner at any time by written notice in a form satisfactory to us. Until we receive your written notice to change the Contract Owner, we are entitled to rely on the most recent information in our files. We will provide a change of ownership form to be signed by you and filed with us. Once we accept the change, the change will take effect as of the date you signed the request. We will not be liable for any payment or settlement made prior to accepting the change. Accordingly, if you wish to change the Contract Owner, you should deliver your written notice to us promptly. Each change is subject to any payment we make or other action we take before we accept it. Changing ownership of this Contract may cause adverse tax consequences and may not be allowed under qualified plans. Please consult with a competent tax advisor prior to making a request for a change of Contract Owner.


ANNUITANT
The Annuitant is the individual whose age determines the latest Payout Start Date and whose life determines the amount and duration of income payments (other than under Income Plan 3. You may not change the Annuitant at any time. You may designate a joint Annuitant, who is a second person on whose life income payments depend, at the time you select an Income Plan. The maximum age of the Annuitant on the date we receive the completed application for each Contract is 90.

If you select the Enhanced Beneficiary Protection (MAV) Option, Enhanced Beneficiary Protection (Annual

Increase) Option, Earnings Protection Death Benefit Option, or the Spousal Protection Benefit Option, the maximum age of any Annuitant on the Rider Application Date is 79.

If you select RIG 1 or RIG 2, the maximum age of the Annuitant on the Rider Application Date is 75. If you select the Income Protection Benefit Option, the oldest Annuitant and joint Annuitant (if applicable) must be age 75 or younger on the Payout Start Date.

If you select an Income Plan that depends on the Annuitant or a joint Annuitant's life, we may require proof of age and sex before income payments begin and proof that the Annuitant or joint Annuitant is still alive before we make each payment.


CO-ANNUITANT
Contract Owners of IRA Contracts that meet the following conditions and that elect the Spousal Protection Benefit Option may name their spouse as a Co-Annuitant:

.. the Contract must be an IRA contract;

.. both the Contract Owner and Co-Annuitant must be age 79 or younger on the Rider Application Date; and

.. the Co-Annuitant must be the sole Primary Beneficiary under the Contract.

Under the Spousal Protection Benefit Option, the Co-Annuitant will be considered to be an Annuitant during the Accumulation Phase, except the Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start Date or upon the death of the Co-Annuitant. You may change the Co-Annuitant to a new spouse only if you provide proof of remarriage in a form satisfactory to us. At any time, there may only be one Co-Annuitant under your Contract. See "Spousal Protection Benefit Option and Death of Co-Annuitant" for more information.


BENEFICIARY
You may name one or more Primary and Contingent Beneficiaries when you apply for a Contract. The Primary Beneficiary is the person who may, in accordance with the terms of the Contract, elect to receive the death benefit or become the new Contract Owner pursuant to the Contract if the sole surviving Contract Owner dies before the Payout Start Date. A Contingent Beneficiary is the person selected by the Contract Owner who will exercise the rights of the Primary Beneficiary if all named Primary Beneficiaries die before the death of the sole surviving Contract Owner.

You may change or add Beneficiaries at any time, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed by you and filed with us. After we accept the form, the change of Beneficiary will be effective as of the date you signed the form. Until we receive your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. We will not be liable for any payment or settlement made prior to accepting the change. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly. Each Beneficiary change is subject to any payment made by us or any other action we take before we accept the change.

You may restrict income payments to Beneficiaries by providing us with a written request. Once we accept the written request, the restriction will take effect as of the date you signed the request. Any restriction is subject to any payment made by us or any other action we take before we accept the request.

If you did not name a Beneficiary or, unless otherwise provided in the Beneficiary designation, if a named Beneficiary is no longer living and there are no other surviving Primary or Contingent Beneficiaries when the sole surviving Contract Owner dies, the new Beneficiary will be:

.. your spouse or, if he or she is no longer alive,

.. your surviving children equally, or if you have no surviving children,

.. your estate.

If more than one Beneficiary survives you (or the Annuitant, if the Contract Owner is not a living person), we will divide the death benefit among the surviving Beneficiaries according to your most recent written instructions. If you have not given us written instructions in a form satisfactory to us, we will pay the death benefit in equal amounts to the surviving Beneficiaries. If there is more than one Beneficiary in a class (e.g., more than one Primary Beneficiary) and one of the Beneficiaries predeceases the Contract Owner (the Annuitant if the Contract owner is not a natural person), the remaining Beneficiaries in that class will divide the deceased Beneficiary's share in proportion to the original share of the remaining Beneficiaries.

For purposes of this Contract, in determining whether a living person, including a Contract Owner, Primary Beneficiary, Contingent Beneficiary, or Annuitant ("Living Person A") has survived another living person, including a Contract Owner, Primary Beneficiary, Contingent Beneficiary, or Annuitant ("Living Person B"), Living Person A must survive Living Person B by at least 24 hours.
 Otherwise, Living Person A will be conclusively deemed to have predeceased Living Person B.

If there is more than one Beneficiary taking shares of the death proceeds, each Beneficiary will be treated as a separate and independent owner of his or her respective share of the death proceeds. Each Beneficiary will exercise all rights related to his or her share of the death proceeds, including the sole right to select a death settlement option, subject to any restrictions previously placed upon the Beneficiary. Each Beneficiary may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the death settlement option chosen by the original Beneficiary.

If there is more than one Beneficiary and one of the Beneficiaries is a corporation, trust or other non-living person, all Beneficiaries will be considered to be non-living persons.


MODIFICATION OF THE CONTRACT
Only an Allstate officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.


ASSIGNMENT
You may not assign an interest in this Contract as collateral or security for a loan. However, you may assign periodic income payments under this Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are due. We will not be bound by any assignment until the assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. YOU SHOULD CONSULT WITH AN ATTORNEY BEFORE TRYING TO ASSIGN YOUR CONTRACT.


PURCHASES
--------------------------------------------------------------------------------


MINIMUM PURCHASE PAYMENTS
The minimum initial purchase payment for Non- Qualified Contracts is $10,000, ($2,000 for Qualified Contracts). All subsequent purchase payments under a Contract must be $1,000 or more ($50 for automatic payments). For PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS, purchase payments do not include any Credit Enhancements. You may make purchase payments at any time prior to the Payout Start Date; however, additional payments may be limited in some states. Please consult with your representative for details. The total amount of purchase payments we will accept for each Contract without our prior approval is $1,000,000. We reserve the right to accept a lesser initial purchase payment amount or lesser subsequent purchase payment amounts. We reserve the right to limit the availability of the investment alternatives for additional investments. We also reserve the right to reject any application.


AUTOMATIC ADDITIONS PROGRAM
You may make subsequent purchase payments of $50 or more per month by automatically transferring money from your bank account. Please consult with your sales representative for detailed information. The AUTOMATIC ADDITIONS PROGRAM is not available for making purchase payments into the Dollar Cost Averaging Fixed Account Option.


ALLOCATION OF PURCHASE PAYMENTS
At the time you apply for a Contract, you must decide how to allocate your purchase payment among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percents that total 100% or in whole dollars. You can change your allocations by calling 1-800-390-1277.

We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.

We will credit the initial purchase payment that accompanies your completed application to your Contract within 2 business days after we receive the payment at our home office. If your application is incomplete, we will ask you to complete your application within 5 business days. If you do so, we will credit your initial purchase payment to your Contract within that 5 business day period. If you do not, we will return your purchase payment at the end of the 5 business day period unless you expressly allow us to hold it until you complete the application. We will credit subsequent purchase payments to the Contract at the close of the business day on which we receive the purchase payment at our home office.

We use the term "business day" to refer to each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "Valuation Dates." Our business day closes when the New York Stock Exchange closes, usually 4:00 p.m. Eastern Time (3:00 p.m. Central Time). If we receive your purchase payment after 3:00 p.m. Central Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.


CREDIT ENHANCEMENT
For PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS, each time you make a purchase payment, we will add to your Contract Value a Credit Enhancement equal to 4% of the purchase payment if the oldest Contract Owner and oldest Annuitant are age 85 or younger on the date we receive the completed application for the Contract ("Application Date"). If the oldest Contract Owner or oldest Annuitant is age 86 or older and both are 90 or younger on the Application Date, we will add to your Contract Value a Credit Enhancement equal to 2% of the purchase payment. An additional Credit Enhancement will be added to your Contract if the cumulative purchase payments (including the purchase payment being made) less cumulative withdrawals exceed a certain threshold. The thresholds apply individually to each Putnam Allstate Advisor Plus Contract you own. The additional Credit Enhancements and their corresponding thresholds are as follows:

          ADDITIONAL CREDIT                CUMULATIVE PURCHASE
        ENHANCEMENT FOR LARGE            PAYMENTS LESS CUMULATIVE
              CONTRACTS                  WITHDRAWALS MUST EXCEED:

    0.50% of the purchase payment               $  500,000

    1.00% of the purchase payment               $1,000,000

If you exercise your right to cancel the Contract during the Trial Examination Period, the amount we refund to you will not include any Credit Enhancement. See "TRIAL EXAMINATION PERIOD" below for details. The PUTNAM ALLSTATE ADVISOR PLUS CONTRACT may not be available in all states.

We will allocate any Credit Enhancements to the investment alternatives according to the allocation instructions you have on file with us at the time we receive your purchase payment. We will allocate each Credit Enhancement among the investment alternatives in the same proportions as the corresponding purchase payment. We do not consider Credit Enhancements to be investments in the Contract for income tax purposes.

We use a portion of the withdrawal charge and mortality and expense risk charge to help recover the cost of providing the Credit Enhancement under the Contract. See "Expenses." Under certain circumstances (such as a period of poor market performance) the cost associated with the Credit Enhancement may exceed the sum of the Credit Enhancement and any related earnings. You should consider this possibility before purchasing the Contract.

TRIAL EXAMINATION PERIOD

You may cancel your Contract by providing us with written notice within the Trial Examination Period, which is the 20 day period after you receive the Contract, or such longer period that your state may require. If you exercise this "RIGHT TO CANCEL," the Contract terminates and we will pay you the full amount of your purchase payments allocated to the Fixed Account. We also will return your purchase payments allocated to the Variable Account adjusted, to the extent federal or state law permits, to reflect investment gain or loss, including the deduction of mortality and expense risk charges and administrative expense charges, that occurred from the date of allocation through the date of cancellation. If your Contract is qualified under Section 408 of the Internal Revenue Code, we will refund the greater of any purchase payments or the Contract Value.

For PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS, the amount we return to you upon exercise of this Right to Cancel will not include any Credit Enhancement or the amount of charges deducted prior to cancellation, but will reflect, except in states where we are required to return the amount of your purchase payments, any investment gain or loss associated with your Variable Account purchase payments and with the Credit Enhancement, including the deduction of mortality and expense risk charges and administrative expense charges. We reserve the right to allocate your purchase payments to the Putnam Money Market Variable Sub-Account during the Trial Examination Period.


CONTRACT VALUE
--------------------------------------------------------------------------------

On the Issue Date, the Contract Value is equal to your initial purchase payment (for PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS, your initial purchase payment plus the Credit Enhancement).

Thereafter, your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus your value in the Fixed Account Option(s) offered by your Contract.


ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-Account to allocate to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. For PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS, we would credit your Contract additional Accumulation Units of the Variable Sub-Account to reflect the Credit Enhancement paid on your purchase payment. See "Credit Enhancement." Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub-Account allocated to your Contract.


ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account for each Contract will rise or fall to reflect:

.. changes in the share price of the Fund in which the Variable Sub-Account invests, and

.. the deduction of amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine any applicable withdrawal charges, Rider Fees (if applicable), transfer fees, and contract maintenance charges separately for each Contract. They do not affect the Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we compute Accumulation Unit Values, please refer to the Statement of Additional Information.

We determine a separate Accumulation Unit Value for each Variable Sub-Account for each Contract on each Valuation Date. We also determine a separate set of Accumulation Unit Values that reflect the cost of each optional benefit, or available combination thereof, offered under the Contract.

YOU SHOULD REFER TO THE PROSPECTUS FOR THE FUNDS THAT ACCOMPANIES THIS PROSPECTUS FOR A DESCRIPTION OF HOW THE ASSETS OF EACH FUND ARE VALUED, SINCE THAT DETERMINATION DIRECTLY BEARS ON THE ACCUMULATION UNIT VALUE OF THE CORRESPONDING VARIABLE SUB-ACCOUNT AND, THEREFORE, YOUR CONTRACT VALUE.


INVESTMENT ALTERNATIVES: THE VARIABLE SUB-ACCOUNTS
--------------------------------------------------------------------------------

You may allocate your purchase payments to up to 25 Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Fund. Each Fund has its own investment objective(s) and policies. We briefly describe the Funds below.

For more complete information about each Fund, including expenses and risks associated with each Fund, please refer to the accompanying prospectus for the Funds. You should carefully review the Funds' prospectus before allocating amounts to the Variable Sub-Accounts. Putnam Investment Management, LLC ("Putnam Management") serves as the investment adviser to each Fund.

FUND:                      EACH FUND SEEKS:
Putnam VT American         Seeks high current income with preservation of
Government Income Fund     capital as its secondary objective. The Fund seeks
                           its goal by investing 80% of its net assets in U.S.
                           government securities and may invest up to 20% of
                           net assets in mortgage-backed securities that are
                           privately issued and not supported by the credit of
                           any government agency or instrumentality.
-------------------------------------------------------------------------------
Putnam VT Capital          Seeks capital appreciation. The Fund seeks its goal
Appreciation Fund          by investing mainly in common stocks of U.S.
                           companies.
-------------------------------------------------------------------------------
Putnam VT Diversified      Seeks as high a level of current income as Putnam
Income Fund                Management believes is consistent with preservation
                           of capital. The Fund seeks its goal by investing in
                           multi-sector bonds.
-------------------------------------------------------------------------------
Putnam VT The George       Seeks to provide a balanced investment composed of a
Putnam Fund of Boston      well diversified portfolio of value stocks and
                           bonds, which produce both capital growth and current
                           income.
-------------------------------------------------------------------------------
Putnam VT Global Asset     Seeks a high level of long-term total return
Allocation Fund            consistent with preservation of capital. The Fund
                           seeks its goal by investing in a wide variety of
                           equity and fixed-income securities both of U.S. and
                           foreign issuers.
-------------------------------------------------------------------------------
Putnam VT Global Growth    Seeks capital appreciation. The Fund seeks its goal
Fund                       by investing mainly in common stocks of companies
                           worldwide with a focus on growth stocks.
Putnam VT Growth and       Seeks capital growth and current income. The Fund
Income Fund                seeks its goal by investing mainly in common stocks
                           of U.S. companies with a focus on value stocks that
                           offer the potential for capital growth, current
                           income or both.
Putnam VT Growth           Seeks capital appreciation. The Fund seeks its goal
Opportunities Fund         by investing in common stocks of U.S. companies with
                           a focus on growth stocks.
Putnam VT Health Sciences  Seeks capital appreciation. The Fund seeks its goal
Fund                       by investing at least 80% of its net assets in
                           common stocks of U.S. companies in the health
                           sciences industries with a focus on growth stocks.
Putnam VT High Yield Fund  Seeks high current income. Capital growth is a secondary goal when consistent with achieving high
                           current income. The Fund seeks its goal by investing
                           at least 80% of the Fund's net assets in U.S.
                           corporate rated below investment grade (junk bonds)
                           and that have intermediate to long-term maturities
                           (three years or longer.)
Putnam VT Income Fund      Seeks high current income consistent with what
                           Putnam Management believes to be prudent risk. The
                           Fund seeks its goal by investing at least 80% in
                           U.S. corporate bonds and governments worldwide that
                           are either investment-grade or below investment
                           grade (junk bonds) and that have intermediate to
                           long-term maturities (three years or longer.)
Putnam VT International    Seeks capital appreciation. The Fund seeks its goal
Growth Fund                by investing mainly in common stocks of companies
                           outside the United States.
Putnam VT International    Seeks capital growth. Current income is a secondary
Growth and Income Fund     objective. The Fund seeks its goal by investing
                           mainly in common stocks of companies outside the
                           United States with a focus on value stocks.
Putnam VT International    Seeks long-term capital appreciation. The Fund seeks
New Opportunities Fund     its goal by investing mainly in common stocks of
                           companies outside the United States with a focus on
                           growth stocks.
Putnam VT Investors Fund   Seeks long-term growth of capital and any increased
                           income that results from this growth. The Fund seeks
                           its goal by investing mainly in common stocks of
                           U.S. companies with a focus on growth stocks.
Putnam VT Money Market     Seeks as high a rate of current income as Putnam
Fund                       Management believes is consistent with preservation
                           of capital and maintenance of liquidity.
-------------------------------------------------------------------------------
Putnam VT New              Seeks long-term capital appreciation. The Fund seeks
Opportunities Fund         its goal by investing mainly in common stocks of
                           U.S. companies with a focus on growth stocks in
                           sectors of the economy that Putnam Management
                           believes have high growth potential.
Putnam VT New Value Fund   Seeks long-term capital appreciation. The Fund seeks
                           its goal by investing mainly in common stocks of
                           U.S. companies with a focus on value stocks.
Putnam VT OTC & Emerging   Seeks capital appreciation. The Fund seeks its goal
Growth Fund                by investing at least 80% of its net assets in
                           common stocks traded in the over-the-counter "OTC"
                           market and common stocks of "emerging growth"
                           companies listed on securities exchanges.
Putnam VT Research Fund    Seeks capital appreciation. The Fund seeks its goal
                           by investing mainly in common stocks of U.S.
                           companies that Putnam Management believes have the
                           greatest potential for capital appreciation, with
                           stock prices that reflect a value lower than that
                           which Putnam Management places on the company, or
                           whose earnings Putnam Management believes are likely
                           to grow over time.
Putnam VT Small Cap Value  Seeks capital appreciation. The Fund seeks its goal
Fund                       by investing at least 80% of its net assets in small
                           companies of a size similar to those in the Russell
                           2000 Value Index.
Putnam VT Utilities        Seeks capital growth and current income.The Fund
Growth and Income Fund     seeks its goal by investing at least 80% of its net
                           assets in a combination of bonds and U.S. value
                           stocks of companies in the utilities industries,
                           with a significant focus on value stocks.
Putnam VT Vista Fund       Seeks capital appreciation. The Fund seeks its goal
                           by investing mainly in common stocks of U.S.
                           companies with a focus on growth stocks.

AMOUNTS YOU ALLOCATE TO VARIABLE SUB-ACCOUNTS MAY GROW IN VALUE, DECLINE IN VALUE, OR GROW LESS THAN YOU EXPECT, DEPENDING ON THE INVESTMENT PERFORMANCE OF THE FUNDS IN WHICH THOSE VARIABLE SUB-ACCOUNTS INVEST. YOU BEAR THE INVESTMENT RISK THAT THE FUNDS MIGHT NOT MEET THEIR INVESTMENT OBJECTIVES. SHARES OF THE FUNDS ARE NOT DEPOSITS, OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.


INVESTMENT ALTERNATIVES: THE FIXED ACCOUNT OPTIONS
--------------------------------------------------------------------------------

You may allocate all or a portion of your purchase payments (and Credit Enhancements for PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS) to the Fixed Account Options. The Fixed Account Options we offer include the DOLLAR COST AVERAGING FIXED ACCOUNT OPTION, the STANDARD FIXED ACCOUNT OPTION, and the MARKET VALUE ADJUSTED FIXED ACCOUNT OPTION. We may offer additional Fixed Account Options in the future. Some Options are not available in all states. In addition, Allstate may limit the availability of some Fixed Account Options. Please consult with your representative for current information. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to the Fixed Account does not entitle you to share in the investment experience of the Fixed Account.


DOLLAR COST AVERAGING FIXED ACCOUNT OPTION
The Dollar Cost Averaging Fixed Account Option ("DCA Fixed Account Option") is one of the investment alternatives that you can use to establish a Dollar Cost Averaging Program, as described on page __.

This option allows you to allocate purchase payments (and Credit Enhancements for PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS)to the Fixed Account that will then automatically be transferred, along with interest, in equal monthly installments to the investment alternatives that you have selected. In the future, we may offer other installment frequencies in our discretion. Each purchase payment allocated to the DCA Fixed Account Option must be at least $500.

At the time you allocate a purchase payment to the DCA Fixed Account Option, you
must specify the term length over which the transfers are to take place.   We
use the term "Transfer Period Account" to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. You establish a new Transfer Period Account each time you allocate a purchase payment to the DCA Fixed Account Option. We currently offer term lengths from which you may select for your Transfer Period Account(s), ranging from 3 to 12 months. We may modify or eliminate the term lengths we offer in the future.
 Refer to Appendix A for more information.

Your purchase payments (and Credit Enhancements for PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS) will earn interest while in the DCA Fixed Account Option at the interest rate in effect at the time of the allocation, depending on the term length chosen for the Transfer Period Account and the type of Contract you have.
 The interest rates may also differ from those available for other Fixed Account Options. In no event will the interest rate be less than 3% per year.

You must transfer all of your money, plus accumulated interest, out of a Transfer Period Account to other investment alternatives in equal monthly installments during the term of the Transfer Period Account. We reserve the right to restrict the investment alternatives available for transfers from any Transfer Period Account. The first transfer will occur on the next Valuation Date after you establish a Transfer Period Account. If we do not receive an allocation instruction from you when we receive the purchase payment, we will transfer each installment to the Putnam Money Market Variable Sub-Account until we receive a different allocation instruction. At the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Putnam Money Market Variable Sub-Account unless you request a different investment alternative. Transferring Contract Value to the Putnam Money Market Variable Sub-Account in this manner may not be consistent with the
theory of dollar cost averaging described on page      .

If you discontinue the DCA Fixed Account Option before the expiration of a Transfer Period Account, we will transfer any remaining amount in the Transfer Period Account to the Putnam Money Market Variable Sub-Account unless you request a different investment alternative.

You may not transfer money into the DCA Fixed Account Option or add to an existing Transfer Period Account. You may not use the Automatic Additions Program to allocate purchase payments to the DCA Fixed Account Option.

The DCA Fixed Account Option currently is not available if you have selected the PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACT WITH NO WITHDRAWAL CHARGE OPTION.

The DCA Fixed Account Option may not be available in your state. Please check with your representative for availability.


STANDARD FIXED ACCOUNT OPTION
You may allocate purchase payments or transfer amounts into the Standard Fixed Account Option. Each such allocation establishes a "GUARANTEE PERIOD ACCOUNT" within the Standard Fixed Account Option ("Standard Fixed Guarantee Period Account"), which is defined by the date of the allocation and the length of the initial interest rate guarantee period ("GUARANTEE PERIOD"). You may not allocate a purchase payment or transfer to any existing Guarantee Period Account. Each purchase payment or transfer allocated to a Standard Fixed Guarantee Period Account must be at least $500.

At the time you allocate a purchase payment or transfer amount to the Standard Fixed Account Option, you must select the Guarantee Period for that allocation from among the Guarantee Periods available for the Standard Fixed Account Option ("Standard Fixed Guarantee Periods"). We currently offer Standard Fixed Guarantee Periods of 1, 3, 5, and 7 years, depending on the type of Contract you have. Refer to Appendix A for more information. We may offer other Guarantee Periods in the future. If you allocate a purchase payment to the Standard Fixed Account Option, but do not select a Standard Fixed Guarantee Period for the new Standard Fixed Guarantee Period Account, we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account with the same Standard Fixed Guarantee Period as the Standard Fixed Guarantee Period Account of your most recent purchase payment or transfer. If we no longer offer that Standard Fixed Guarantee Period, then we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account with the next shortest term currently offered. If you have not made a prior allocation to a Guarantee Period Account, then we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account of the shortest Standard Fixed Guarantee Period we are offering at that time.

Some Standard Fixed Guarantee Periods are not available in all states. Please check with your representative for availability.

The amount you allocate to a Standard Fixed Guarantee Period Account will earn interest at the interest rate in effect for that Standard Fixed Guarantee Period at the time of the allocation. Interest rates may differ depending on the type of Contract you have and may also differ from those available for other Fixed Account Options. In no event will the interest rate be less than 3% per year.

In any Contract Year, the combined amount of withdrawals and transfers from a Standard Fixed Guarantee Period Account may not exceed 30% of the amount used to establish that Standard Fixed Guarantee Period Account. This limitation is waived if you withdraw your entire Contract Value. It is also waived for amounts in a Standard Fixed Guarantee Period Account during the 30 days following its renewal date ("30-DAY WINDOW"), described below, and for a single withdrawal made by your surviving spouse within one year of continuing the Contract after your death.

Amounts under the 30% limit that are not withdrawn in a Contract Year do not carry over to subsequent Contract Years.

At the end of a Standard Fixed Guarantee Period and each year thereafter, we will declare a renewal interest rate that will be guaranteed for 1 year.
 Subsequent renewal dates will be on the anniversaries of the first renewal date. Prior to a renewal date, we will send you a notice that will outline the options available to you. During the 30-Day Window following the expiration of a Standard Fixed Guarantee Period Account, the 30% limit for transfers and withdrawals from that Guarantee Period Account is waived and you may elect to:

.. transfer all or part of the money from the Standard Fixed Guarantee Period
  Account to establish a new Guarantee Period Account within the Standard Fixed Account Option or the Market Value Adjusted Fixed Account Option, if available; or

.. transfer all or part of the money from the Standard Fixed Guarantee Period
  Account to other investment alternatives available at the time; or

.. withdraw all or part of the money from the Standard Fixed Guarantee Period
  Account.  Withdrawal charges and taxes may apply.

Withdrawals taken to satisfy IRS minimum distribution rules will count against the 30% limit. The 30% limit will be waived for a Contract Year to the extent that:

.. you have already exceeded the 30% limit and you must still make a withdrawal during that Contract Year to satisfy IRS minimum distribution rules; or

.. you have not yet exceeded the 30% limit but you must make a withdrawal during that Contract Year to satisfy IRS minimum distribution rules, and such withdrawal will put you over the 30% limit.

The money in the Standard Fixed Guarantee Period Account will earn interest at the declared renewal rate from the renewal date until the date we receive notification of your election. If we receive notification of your election to make a transfer or withdrawal from a renewing Standard Fixed Guarantee Period Account on or before the renewal date, the transfer or withdrawal will be deemed to have occurred on the renewal date. If we receive notification of your election to make a transfer or withdrawal from the renewing Standard Fixed Guarantee Period Account after the renewal date, but before the expiration of the 30-Day Window, the transfer or withdrawal will be deemed to have occurred on the day we receive such notice. Any remaining balance not withdrawn or transferred from the renewing Standard Fixed Guarantee Period Account will continue to earn interest until the next renewal date at the declared renewal rate. If we do not receive notification from you within the 30-Day Window, we will assume that you have elected to renew the Standard Fixed Guarantee Period Account and the amount in the renewing Standard Fixed Guarantee Period Account will continue to earn interest at the declared renewal rate until the next renewal date, and will be subject to all restrictions of the Standard Fixed Account Option.

The Standard Fixed Account Option currently is not available if you have selected the PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACT WITH NO WITHDRAWAL CHARGE OPTION.


MARKET VALUE ADJUSTED FIXED ACCOUNT OPTION
You may allocate purchase payments or transfer amounts into the Market Value Adjusted Fixed Account Option. Each such allocation establishes a Guarantee Period Account within the Market Value Adjusted Fixed Account Option ("Market Value Adjusted Fixed Guarantee Period Account"), which is defined by the date of the allocation and the length of the initial interest rate guarantee period ("GUARANTEE PERIOD"). You may not allocate a purchase payment or transfer to any existing Guarantee Period Account. Each purchase payment or transfer allocated to a Market Value Adjusted Fixed Guarantee Period Account must be at least $500.

At the time you allocate a purchase payment or transfer amount to the Market Value Adjusted Fixed Account Option, you must select the Guarantee Period for that allocation from among the Guarantee Periods available for the Market Value Adjusted Fixed Account Option ("Market Value Adjusted Fixed Guarantee Periods").
 We currently offer Market Value Adjusted Fixed Guarantee Periods of 3, 5, 7, and 10 years. Refer to Appendix A for more information. We may offer other
Guarantee Periods in the future.   If you allocate a purchase payment to the
Market Value Adjusted Fixed Account Option, but do not select a Market Value Adjusted Fixed Guarantee Period for the new Market Value Adjusted Fixed Guarantee Period Account, we will allocate the purchase payment or transfer to a new Market Value Adjusted Fixed Guarantee Period Account with the same Market Value Adjusted Fixed Guarantee Period as the Market Value Adjusted Fixed Guarantee Period Account of your most recent purchase payment or transfer. If we no longer offer that Market Value Adjusted Fixed Guarantee Period, then we will allocate the purchase payment or transfer to a new Market Value Adjusted Fixed Guarantee Period Account with the next shortest term currently offered.
 If you have not made a prior allocation to a Guarantee Period Account, then we will allocate the purchase payment or transfer to a new Market Value Adjusted Fixed Guarantee Period Account of the shortest Market Value Adjusted Fixed Guarantee Period we are offering at that time. The Market Value Adjusted Fixed Account Option is not available in all states. Please check with your representative for availability.

The amount you allocate to a Market Value Adjusted Fixed Guarantee Period Account will earn interest at the interest rate in effect for that Market Value Adjusted Fixed Guarantee Period at the time of the allocation. Interest rates may differ depending on the type of Contract you have and may also differ from those available for other Fixed Account Options.

Withdrawals and transfers from a Market Value Adjusted Fixed Guarantee Period Account may be subject to a Market Value Adjustment. A Market Value Adjustment may also apply to amounts in the Market Value Adjusted Fixed Account Option if we pay Death Proceeds or if the Payout Start Date begins on a day other than during the 30-day period after such Market Value Adjusted Fixed Guarantee Period Account expires ("30-Day MVA Window"). We will not make a Market Value Adjustment if you make a transfer or withdrawal during the 30-Day MVA Window.

We apply a Market Value Adjustment to reflect changes in interest rates from the time you first allocate money to a Market Value Adjusted Fixed Guarantee Period Account to the time the money is taken out of that Market Value Adjusted Fixed Guarantee Period Account under the circumstances described above. We use the U.S. Treasury Note Constant Maturity Yields as reported in Federal Reserve Bulletin H.15 ("TREASURY RATE") to calculate the Market Value Adjustment. We do so by comparing the Treasury Rate for a maturity equal to the Market Value Adjusted Fixed Guarantee Period at the time the Market Value Adjusted Fixed Guarantee Period Account is established with the Treasury Rate for the same maturity at the time the money is taken from the Market Value Adjusted Fixed Guarantee Period Account.

The Market Value Adjustment may be positive or negative, depending on changes in interest rates. As such, you bear the investment risk associated with changes in interest rates. If interest rates have increased since the establishment of a Market Value Adjusted Fixed Guarantee Period Account, the Market Value Adjustment, together with any applicable withdrawal charges, premium taxes, and income tax withholdings could reduce the amount you receive upon full withdrawal from a Market Value Adjusted Fixed Guarantee Period Account to an amount less than the purchase payment used to establish that Market Value Adjusted Fixed Guarantee Period Account.

Generally, if at the time you establish a Market Value Adjusted Fixed Guarantee Period Account, the Treasury Rate for a maturity equal to that Market Value Adjusted Fixed Guarantee Period is higher than the applicable Treasury Rate at the time money is to be taken from the Market Value Adjusted Fixed Guarantee Period Account, the Market Value Adjustment will be positive. Conversely, if at the time you establish a Market Value Adjusted Fixed Guarantee Period Account, the applicable Treasury Rate is lower than the applicable Treasury Rate at the time the money is to be taken from the Market Value Adjusted Fixed Guarantee Period Account, the Market Value Adjustment will be negative.

For example, assume that you purchase a Contract and allocate part of the initial purchase payment (and Credit Enhancements for PUTNAM ALLSTATE ADVISOR PLUS

CONTRACTS) to the Market Value Adjusted Fixed Account Option to establish a 5-year Guarantee Period Account. Assume that the 5-year Treasury Rate at that time is 4.50%. Next, assume that at the end of the 3rd year, you withdraw money from the Market Value Adjusted Fixed Guarantee Period Account. If, at that time, the 5-year Treasury Rate is 4.20%, then the Market Value Adjustment will be positive. Conversely, if the 5-year Treasury Rate at that time is 4.80%, then the Market Value Adjustment will be negative.

The formula used to calculate the Market Value Adjustment and numerical examples illustrating its application are shown in Appendix B of this prospectus.

At the end of a Market Value Adjusted Fixed Guarantee Period, the Market Value Adjusted Fixed Guarantee Period Account expires and we will automatically transfer the money from such Guarantee Period Account to establish a new Market Value Adjusted Fixed Guarantee Period Account with the same Market Value Adjusted Fixed Guarantee Period, unless you notify us otherwise. The new Market Value Adjusted Fixed Guarantee Period Account will be established as of the day immediately following the expiration date of the expiring Market Value Adjusted Guarantee Period Account ("New Account Start Date.") If the Market Value Adjusted Fixed Guarantee Period is no longer being offered, we will establish a new Market Value Adjusted Fixed Guarantee Period Account with the next shortest Market Value Adjusted Fixed Guarantee Period available. Prior to the expiration date, we will send you a notice, which will outline the options available to you. During the 30-Day MVA Window a Market Value Adjustment will not be applied to transfers and withdrawals from the expiring Market Value Adjusted Fixed Guarantee Period Account and you may elect to:

.. transfer all or part of the money from the Market Value Adjusted Fixed
  Guarantee Period Account to establish a new Guarantee Period Account within the Standard Fixed Account Option or the Market Value Adjusted Fixed Account Option, if available; or

.. transfer all or part of the money from the Market Value Adjusted Fixed
  Guarantee Period Account to other investment alternatives available at the time; or

.. withdraw all or part of the money from the Market Value Adjusted Fixed
  Guarantee Period Account.  Withdrawal charges and taxes may apply.

The money in the Market Value Adjusted Fixed Guarantee Period Account will earn interest at the interest rate declared for the new Market Value Adjusted Fixed Guarantee Period Account from the New Account Start Date until the date we receive notification of your election. If we receive notification of your election to make a transfer or withdrawal from an expiring Market Value Adjusted Fixed Guarantee Period Account on or before the New Account Start Date, the transfer or withdrawal will be deemed to have occurred on the New Account Start Date. If we receive notification of your election to make a transfer or withdrawal from the expiring Market Value Adjusted Fixed Guarantee Period Account after the New Account Start Date, but before the expiration of the 30-Day MVA Window, the transfer or withdrawal will be deemed to have occurred on the day we receive such notice. Any remaining balance not withdrawn or transferred will earn interest for the term of the new Market Value Adjusted Fixed Guarantee Period Account, at the interest rate declared for such Account.
 If we do not receive notification from you within the 30-Day Window, we will assume that you have elected to transfer the amount in the expiring Market Value Adjusted Fixed Guarantee Period Account to establish a new Market Value Adjusted Fixed Guarantee Period Account with the same Market Value Adjusted Fixed Guarantee Period, and the amount in the new Market Value Adjusted Fixed Guarantee Period Account will continue to earn interest at the interest rate declared for the new Market Value Adjusted Fixed Guarantee Period Account, and will be subject to all restrictions of the Market Value Adjusted Fixed Account Option. If we no longer offer that Market Value Adjusted Fixed Guarantee Period, the Market Value Adjusted Fixed Guarantee Period for the new Market Value Adjusted Fixed Guarantee Period Account will be the next shortest term length we offer for the Market Value Adjusted Fixed Account Option at that time, and the interest rate will be the rate declared by us at that time for such term.


INVESTMENT ALTERNATIVES: TRANSFERS
--------------------------------------------------------------------------------


TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer Contract Value among the investment alternatives. You may not transfer Contract Value to the Dollar Cost Averaging Fixed Account Option. You may request transfers in writing on a form that we provided or by telephone according to the procedure described below.

You may make up to 12 transfers per Contract Year without charge. A transfer fee equal to 1.00% of the amount transferred applies to each transfer after the 12th transfer in any Contract Year. This fee may be changed, but in no event will it exceed 2.00% of the amount transferred.

The minimum amount that you may transfer from the Standard Fixed Account Option, Market Value Adjusted Fixed Account Option or a Variable Sub-Account is $100 or the total remaining balance in the Standard Fixed Account Option, Market Value Adjusted Fixed Account Option or the Variable Sub-Account, if less. These limitations do not apply to the DCA Fixed Account Option. The total amount that you may transfer or withdraw from a Standard Fixed Guarantee Period Account in a Contract Year is 30% of the amount used to establish that Guarantee Period Account. See "Standard Fixed Account Option". The minimum amount that can be transferred to the Standard Fixed Account Option and the Market Value Adjusted Fixed Account Option is $500.We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests completed after 3:00 p.m. on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account Options for up to 6 months from the date we receive your request. If we decide to postpone transfers from any Fixed Account Option for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

We reserve the right to waive any transfer restrictions.


TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts so as to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. You may make up to 12 transfers per Contract Year. You may not convert any portion of your fixed income payments into variable income payments. You may not make transfers among Income Plans. You may make transfers from the variable income payments to the fixed income payments to increase the proportion of your income payments consisting of fixed income payments, unless you have selected the Income Protection Benefit Option.


TELEPHONE TRANSFERS
You may make transfers by telephone by calling 1-800-390-1277. The cut off time for telephone transfer requests is 3:00 p.m. Central time. In the event that the New York Stock Exchange closes early, i.e., before 3:00 p.m. Central Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received from you at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange. If you own the Contract with a joint Contract Owner, unless we receive contrary instructions, we will accept instructions from either you or the other Contract Owner.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.


EXCESSIVE TRADING LIMITS
We reserve the right to limit transfers among the Variable Sub-Accounts in any Contract Year, or to refuse any transfer request for a Contract Owner or certain Contract Owners, if:

.. we believe, in our sole discretion, that excessive trading by such Contract
  Owner or Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or the share prices of the corresponding Funds or would be to the disadvantage of other contract owners; or

.. we are informed by one or more of the corresponding Funds that they intend to restrict the purchase or redemption of Fund shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Fund shares.

We may apply the restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other contract owners.


SHORT TERM TRADING FEES
We reserve the right to assess short-term trading fees in connection with transfers from Variable Sub-Accounts that occur within a certain number of days following the date of allocation to the Variable Sub-Accounts. Such fees may vary by Variable Sub-Account, but will only apply to those Variable Sub-Accounts corresponding to underlying mutual funds that assess such fees.


DOLLAR COST AVERAGING PROGRAM
Through our Dollar Cost Averaging Program, you may automatically transfer a fixed dollar amount on a regular basis from any Variable Sub-Account or any Fixed Account Option to any of the other Variable Sub-Accounts. You may not use the Dollar Cost Averaging Program to transfer amounts to the Fixed Account Options. This program is available only during the Accumulation Phase.

We will not charge a transfer fee for transfers made under this Program, nor will such transfers count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market. Call or write us for instructions on how to enroll.

AUTOMATIC FUND REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our AUTOMATIC FUND REBALANCING PROGRAM, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. Money you allocate to the Fixed Account will not be included in the rebalancing.

We will rebalance your account quarterly, semi-annually, or annually. We will measure these periods according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your written or telephone request. We are not responsible for rebalancing that occurs prior to receipt of proper notice of your request.

Example:

  Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the Putnam Income Variable Sub-Account and 60% to be in the Putnam Global Growth Variable Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Putnam Income Variable Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings in a Contract or Contracts rebalanced quarterly, on the first day of the next quarter we would sell some of your units in the Putnam Income Variable Sub-Account for the appropriate Contract(s) and use the money to buy more units in the Putnam Global Growth Variable Sub-Account so that the percentage allocations would again be 40% and 60% respectively.

The transfers made under the program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee. We may sometimes refer to this Program as the "Putnam Automatic Rebalancing Program."

Fund rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.


EXPENSES
--------------------------------------------------------------------------------

As a Contract Owner, you will bear, directly or indirectly, the charges and expenses described below.


CONTRACT MAINTENANCE CHARGE
During the Accumulation Phase, on each Contract Anniversary, we will deduct a $30 contract maintenance charge from your assets invested in the Putnam Money Market Variable Sub-Account. If there are insufficient assets in that Variable Sub-Account, we will deduct the balance of the charge proportionally from the other Variable Sub-Accounts. We also will deduct this charge if you withdraw your entire Contract Value, unless your Contract qualifies for a waiver. During the Payout Phase, we will deduct the charge proportionately from each income payment.

The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur in billing and collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract Owners and regulatory agencies. We cannot increase the charge. We will waive this charge:

.. for the remaining term of the Contract once your total purchase payments to the Contract equal $50,000 or more; or

.. for a Contract Anniversary, if on that date, your entire Contract Value is allocated to the Fixed Account Options, or after the Payout Start Date, if all income payments are fixed income payments.

We also reserve the right to waive this charge if you own more than one Contract and the Contracts meet certain minimum dollar amount requirements. In addition, we reserve the right to waive this charge for all Contracts.


ADMINISTRATIVE EXPENSE CHARGE
We deduct an administrative expense charge daily at an annual rate of 0.19% of the average daily net assets you have invested in the Variable Sub-Accounts. We intend this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. There is no necessary relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributed to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase. We may increase this charge for Contracts issued in the future, but in no event will it exceed 0.35%. We guarantee that after your Contract is issued we will not increase this charge for your Contract.


MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily from the net assets you have invested in the Variable Sub-Accounts. We assess mortality and expense risk charges during the Accumulation and Payout Phases of the

Contract, except as noted below. The annual mortality and expense risk charge for the Contracts without any optional benefit are as follows:

PUTMAN ALLSTATE ADVISOR                                        1.10%
---------------------------------------------------------------------
PUTMAN ALLSTATE ADVISOR PLUS                                   1.40%
---------------------------------------------------------------------
PUTMAN ALLSTATE ADVISOR PREFERRED
(5-YEAR WITHDRAWAL CHARGE OPTION)                              1.40%
---------------------------------------------------------------------
PUTMAN ALLSTATE ADVISOR PREFERRED
(3-YEAR WITHDRAWAL CHARGE OPTION)                              1.50%
---------------------------------------------------------------------
PUTMAN ALLSTATE ADVISOR PREFERRED                              1.60%
(NO WITHDRAWAL CHARGE OPTION)
---------------------------------------------------------------------

The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will be sufficient in the future to cover the cost of administering the Contract. The mortality and expense risk charge also helps pay for the cost of the Credit Enhancement under the PUTNAM ALLSTATE ADVISOR PLUS CONTRACT. If the charges under the Contract are not sufficient, then we will bear the loss. We charge an additional amount for the optional benefits to compensate us for the additional risk that we accept by providing these options.

You will pay additional mortality and expense risk charges if you add any optional benefits to your Contract. The additional mortality and expense risk charge you pay will depend upon which of the options you select:

.. MAV Death Benefit Option: The current mortality and expense risk charge for this option is 0.15%. This charge may be increased, but will never exceed 0.30%. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. We deduct the charge for this option only during the Accumulation Phase.

.. Enhanced Beneficiary Protection (Annual Increase) Option:  The current mortality  and expense risk charge for this option is 0.15%.  This  charge may
  be increased, but will never exceed 0.30%.   We  guarantee that we will not
  increase the mortality and expense risk charge for this option after you have added it to your Contract. We deduct the charge for this option only during the Accumulation Phase.

.. Earnings Protection Death Benefit Option: The current mortality and expense eisk charge for this option is:

  . 0.25% (maximum of 0.35%) if the oldest Contract Owner and oldest Annuitant are age 70 or younger on the Rider Application Date;

  . 0.40% (maximum of 0.50%) if the oldest Contract Owner or oldest Annuitant is age 71 or older and both are age 79 or younger on the Rider Application Date.

.. The charges may be increased but they will never exceed the maximum charges shown above. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. However, if your spouse elects to continue the Contract in the event of your death and if he or she elects to continue the Earnings Protection Death Benefit Option, the charge will be based on the ages of the oldest new Contract Owner and the oldest Annuitant at the time the Contract is continued. Refer to the Death Benefit Payments provision in this prospectus for more information. We deduct the charge for this option only during the Accumulation Phase.Spousal Protection Benefit Option: Currently, there is no charge for this benefit. We may assess a charge of up to 0.15% for the Spousal Protection Benefit Option.
   This charge will only be deducted during the Accumulation Phase of your Contract. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract.

.. Income Protection Benefit Option: The current mortality and expense risk charge for this option is 0.50%. This charge may be increased, but will never exceed 0.75%. We guarantee that we will not increase the mortality and expense risk for this option after you have added it to your Contract. The charge will be deducted only during the Payout Phase.


RETIREMENT INCOME GUARANTEE OPTION FEE
We impose a separate annual Rider Fee for RIG 1 and RIG 2. The current annual Rider Fee for RIG 1 is 0.25% of the Income Base on each Contract Anniversary. The current annual Rider Fee for RIG 2 is 0.45% of the Income Base on each Contract Anniversary. We reserve the right to change the fee for the Options. However, once we issue your Option, we cannot change the Rider Fee that applies to your Contract. The Rider Fee rate will never exceed 0.50% per year for RIG 1, and 0.75% per year for RIG 2. See "Retirement Income Guarantee Options" for details.

We deduct the Rider Fees only from the Variable Sub-Account(s) on a pro-rata basis. For the initial Contract Anniversary after the Rider Date, we will deduct a fee pro rated to reflect the number of full months (30-day periods) from the Rider Date to the Contract Anniversary. In the case of a full withdrawal of the Contract Value on any date other than the Contract Anniversary, we will deduct from the amount paid upon withdrawal the Rider Fee multiplied by the appropriate Income Base immediately prior to the withdrawal pro rated to reflect the number of full months (30-day periods) the Option was in effect during the current Contract Year. We will not deduct the Rider Fee during the Payout Phase.

We guarantee that we will not increase the fee for either option after you have added it to your Contract; however, if you elect to exercise the Reset Option, the Rider Fee at reset will be based on the current Rider Fee percentage that is in effect at the time of reset. Refer to the Reset Option provision of this prospectus for more information.


TRANSFER FEE
We impose a fee upon transfers in excess of 12 during any Contract Year. The current fee is equal to 1.00% of the dollar amount transferred. This fee may be increased, but in no event will it exceed 2.00% of the dollar amount transferred. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging Program or Automatic Fund Rebalancing Program.


WITHDRAWAL CHARGE
We may assess a withdrawal charge from the purchase payment(s) you withdraw.
 The amount of the charge will depend on the number of years that have elapsed since we received the purchase payment being withdrawn. A schedule showing the withdrawal charges applicable to each Contract appears on page ___.

Withdrawals also may be subject to tax penalties or income tax. You should consult with your tax counsel or other tax advisor regarding any withdrawals.

Withdrawals from the Market Value Adjusted Fixed Account Option may be subject to a market value adjustment. Refer to page ___ for more information on market value adjustments.


FREE WITHDRAWAL AMOUNT
You can withdraw up to the Free Withdrawal Amount each Contract Year without paying the withdrawal charge. The Free Withdrawal Amount for a Contract Year is equal to 15% of all purchase payments (excluding Credit Enhancements for PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS) that are subject to a withdrawal charge as of the beginning of that Contract Year, plus 15% of the purchase payments added to the Contract during the Contract Year. The withdrawal charge applicable to Contracts owned by Charitable Remainder Trusts is described below.

Purchase payments no longer subject to a withdrawal charge will not be used to determine the Free Withdrawal Amount for a Contract Year, nor will they be assessed a withdrawal charge, if withdrawn. The Free Withdrawal Amount is not available in the Payout Phase.

You may withdraw up to the Free Withdrawal Amount in each Contract Year it is available without paying a withdrawal charge; however, the amount withdrawn may be subject to a Market Value Adjustment or applicable taxes. If you do not withdraw the entire Free Withdrawal Amount in a Contract Year, any remaining portion may not be carried forward to increase the Free Withdrawal Amount in a later Contract Year.

For purposes of assessing the withdrawal charge, we will treat withdrawals as coming from the oldest purchase payments first as follows:

1) Purchase payments that no longer are subject to         withdrawal charges;

2) Free Withdrawal Amount (if available);

3) Remaining purchase payments subject to withdrawal charges, beginning with the oldest purchase payment;

 Any earnings not previously withdrawn.However, for federal income tax purposes, earnings are considered to come out first, which means that you will pay taxes on the earnings portion of your withdrawal.

If the Contract Owner is a Charitable Remainder Trust, the Free Withdrawal Amount in a Contract Year is equal to the greater of:

.. The Free Withdrawal Amount described above; or

.. Earnings as of the beginning of the Contract Year that have not been previously withdrawn.

For purposes of assessing the withdrawal charge for a Charitable Remainder Trust-Owned Contract, we will treat withdrawals as coming from the earnings first and then the oldest purchase payments as follows:

1) Earnings not previously withdrawn;

2) Purchase payments that are no longer subject to withdrawal charges;

3) Free Withdrawal Amount in excess of earnings;

4) Purchase payments subject to withdrawal charges, beginning with the oldest purchase payment.

If you have selected the PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACT WITH NO WITHDRAWAL CHARGE OPTION, there are no withdrawal charges applicable and, therefore, no Free Withdrawal Amount. Amounts withdrawn may be subject to a Market Value Adjustment or applicable taxes.


ALL CONTRACTS
We do not apply a withdrawal charge in the following situations:

.. the death of the Contract Owner or Annuitant (unless the Settlement Value is used);

.. withdrawals taken to satisfy IRS minimum distribution rules for the Contract;
  or

.. withdrawals that qualify for one of the waivers described below.

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts, and to help defray the cost of the Credit Enhancement for the PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, or the cost of the Credit Enhancement, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

Withdrawals on earnings are taxed as ordinary income and, if taken prior to age 591/2, may be subject to an additional 10% federal tax penalty. You should consult your own tax counsel or other tax advisers regarding any withdrawals.

CONFINEMENT WAIVER. We will waive the withdrawal charge on all withdrawals taken under your Contract if the following conditions are satisfied:

1. you or the Annuitant, if the Contract Owner is not a living person, are first confined to a long term care facility or a hospital for at least 90 consecutive days. You or the Annuitant must enter the long term care facility or hospital at least 30 days after the Issue Date,

2. we receive your request for withdrawal and written proof of the stay no later than 90 days following the end of your or the Annuitant's stay at the long term care facility or hospital, and

3. a physician must have prescribed the stay and the stay must be medically necessary (as defined in the Contract).

TERMINAL ILLNESS WAIVER. We will waive the withdrawal charge on all withdrawals under your Contract if:

1. you or the Annuitant, if the Contract Owner is not a living person, are diagnosed by a physician as having a terminal illness (as defined in the Contract) at least 30 days after the Issue Date, and

2. you provide adequate proof of diagnosis to us before or at the time you request the withdrawal.

UNEMPLOYMENT WAIVER. We will waive the withdrawal charge on one partial or a full withdrawal taken under your Contract, if you meet the following requirements:

1. you or the Annuitant, if the Contract Owner is not a living person, become unemployed at least one year after the Issue Date,

2. you or the Annuitant receive unemployment compensation (as defined in the Contract) for at least 30 days as a result of that unemployment, and

3. you or the Annuitant claim this benefit within 180 days of your or the Annuitant's initial receipt of unemployment compensation.

You may exercise this benefit once over the term of the Contract. Amounts withdrawn may be subject to Market Value Adjustments.

These waivers do not apply under the PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACT WITH NO WITHDRAWAL CHARGE OPTION.

Please refer to your Contract for more detailed information about the terms and conditions of these waivers.

The laws of your state may limit the availability of these waivers and may also change certain terms and/or benefits available under the waivers. You should consult your Contract for further details on these variations. Also, even if you do not pay a withdrawal charge because of these waivers, a Market Value Adjustment may apply and you still may be required to pay taxes or tax penalties on the amount withdrawn. You should consult your tax advisor to determine the effect of a withdrawal on your taxes.


PREMIUM TAXES
Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender. Our current practice is not to charge anyone for these taxes until income payments begin or when a total withdrawal occurs including payment upon death. We may some time in the future discontinue this practice and deduct premium taxes from the purchase payments. Premium taxes generally range from 0% to 4%, depending on the state.

At the Payout Start Date, we deduct the charge for premium taxes from each investment alternative in the proportion that the Contract Owner's value in the investment alternative bears to the total Contract Value.


DEDUCTION FOR SEPARATE ACCOUNT INCOME TAXES
We are not currently maintaining a provision for taxes. In the future, however, we may establish a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Internal Revenue Code is briefly described in the "Taxes" section of this prospectus.


OTHER EXPENSES
Each Fund deducts advisory fees and other expenses from its assets. You indirectly bear the charges and expenses of the Fund whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the accompanying prospectus for the Funds. For a summary of current estimates of
those charges and expenses, see page   . We may receive compensation from the
Funds' investment adviser, distributor, or their affiliates for administrative services we provide to the Funds.


ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

You can withdraw some or all of your Contract Value at any time prior to the Payout Start Date. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See "Income Plans" on page __.

The amount payable upon withdrawal is the Contract Value (or portion thereof) next computed after we receive the request for a withdrawal at our home office, adjusted by any applicable Market Value Adjustment, less any applicable withdrawal charges, income tax withholding, penalty tax, contract maintenance charge, Rider Fee, and any premium taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances. You can withdraw money from the Variable Account or the Fixed Account Option(s) available under your Contract. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable withdrawal charge and premium taxes.

You must name the investment alternative from which you are taking the withdrawal. If none is named, then the withdrawal request is incomplete and cannot be honored.

In general, you must withdraw at least $50 at a time.

Withdrawals from the Standard Fixed Account Option may be subject to a
restriction.  See "Standard Fixed Account Options" on page     .

Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 591/2, may be subject to an additional 10% federal penalty tax. If you request a total withdrawal, we may require that you return your Contract to us. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, less withdrawal and other charges and taxes.


POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted,

2. An emergency exists as defined by the SEC, or

3. The SEC permits delay for your protection.

In addition, we may delay payments or transfers from the Fixed Account Option(s) available under your Contract for up to 6 months or shorter period if required by law. If we delay payment or transfer for 30 days or more, we will pay interest as required by law.


SYSTEMATIC WITHDRAWAL PROGRAM
You may choose to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis at any time prior to the Payout Start Date. Please consult your sales representative or call us at 1-800-390-1277 for more information.

Depending on fluctuations in the value of the Variable Sub-Accounts and the value of the Fixed Account Options, systematic withdrawals may reduce or even exhaust the Contract Value. Income taxes may apply to systematic withdrawals. Please consult your tax advisor before taking any withdrawal.

We will make systematic withdrawal payments to you or your designated payee. At our discretion, we may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.


MINIMUM CONTRACT VALUE
If your request for a partial withdrawal would reduce your Contract Value to less than $1,000, we may treat it as a request to withdraw your entire Contract Value. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, adjusted by any applicable Market Value Adjustment, less withdrawal and other charges and applicable taxes.




INCOME PAYMENTS
--------------------------------------------------------------------------------


PAYOUT START DATE
The Payout Start Date is the day that we apply your Contract Value adjusted by any applicable Market Value Adjustment and less applicable taxes to an Income Plan. The first income payment must occur at least 30 days after the Issue Date. The Payout Start Date may be no later than:

.. the Annuitant's 99th birthday, or

.. the 10th Contract Anniversary.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.


INCOME PLANS
An "Income Plan" is a series of payments made on a scheduled basis to you or to another person designated by you. You may select more than one Income Plan. If you choose more than one Income Plan, you must specify what proportions of your Contract Value, adjusted by any Market Value Adjustment and less any applicable taxes, should be allocated to each such Income Plan. For tax reporting purposes, your cost basis and any gain on the Contract will be allocated proportionally to each Income Plan you select based on the proportion of your Contract Value applied to each such Income Plan. We reserve the right to limit the number of Income Plans that you may select. If you choose to add the Income Protection

Benefit Option, certain restrictions may apply as described under "Income Protection Benefit Option," below. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with a Guaranteed Payment Period of 10 years. If any Contract Owner dies during the Payout Phase, the new Contract Owner will be the surviving Contract Owner. If there is no surviving Contract Owner, the new Contract Owner will be the Beneficiary(ies) as described in the "Beneficiary" section of this prospectus. Any remaining income payments will be paid to the new Contract Owner as scheduled. Income payments to Beneficiaries may be subject to restrictions established by the Contract Owner. After the Payout Start Date, you may not make withdrawals (except as described below) or change your choice of Income Plan.

Currently seven Income Plans are available. Depending on the Income Plan(s) you choose, you may receive:

.. fixed income payments;

.. variable income payments; or

.. a combination of the two.

The seven Income Plans are:

INCOME PLAN 1 - LIFE INCOME WITH GUARANTEED NUMBER OF PAYMENTS. Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies in the Payout Phase, we will continue to pay income payments until the guaranteed number of payments has been paid. The number of months guaranteed ("Guaranteed Payment Period") may range from 0 to 360 months. If the Annuitant is age 90 or older as of the Payout Start Date, the Guaranteed Payment Period may range from 60 to 360 months.

INCOME PLAN 2 - JOINT AND SURVIVOR LIFE INCOME WITH GUARANTEED NUMBER OF PAYMENTS. Under this plan, we make periodic income payments for at least as long as either the Annuitant or the joint Annuitant, named at the time the Income Plan was selected, lives. If both the Annuitant and joint Annuitant die in the Payout Phase, we will continue to pay the income payments until the guaranteed number of payments has been paid. The Guaranteed Payment Period may range from 0 to 360 months. If either the Annuitant or joint Annuitant is age 90 or older as of the Payout Start Date, the Guaranteed Payment Period may range from 60 to 360 months. You may elect a reduced survivor plan of 50%, 66% or 75% of the payment amount. If you do not elect a reduced survivor amount, the payments will remain at 100%. If you elect a reduced survivor payment plan, the amount of each income payment initially will be higher but a reduction will take place at the later of 1) the death of an Annuitant; or 2) at the end of the guaranteed payment period.

INCOME PLAN 3 - GUARANTEED NUMBER OF PAYMENTS. Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. The shortest number of months guaranteed is 60 (120 if the Payout Start Date occurs prior to the third Contract Anniversary). The longest number of months guaranteed is 360 or the number of months between the Payout Start Date and the date that the Annuitant reaches age 100, if greater. In no event may the number of months guaranteed exceed 600. We will deduct the mortality and expense risk charge from the assets of the Variable Sub-Account supporting this Income Plan even though we may not bear any mortality risk. You may make withdrawals, change the length of the guaranteed payment period, or change the frequency of income payments under Income Plan 3. See "Modifying Payments" and "Payout Withdrawals" below for more details.

INCOME PLAN 4 -LIFE INCOME WITH CASH REFUND. Under this plan, we make periodic income payments until the death of the Annuitant. If the death of the Annuitant occurs before the total amount applied to an Income Plan is paid out, we will pay a lump sum payment of the remaining amount. Payments under this plan are available only as fixed income payments.

INCOME PLAN 5 -JOINT LIFE INCOME WITH CASH REFUND. Under this plan, we make periodic income payments until the deaths of both the Annuitant and joint Annuitant. If the deaths of both the Annuitant and joint Annuitant occur before the total amount applied to an Income Plan is paid out, we will pay a lump sum payment of the remaining amount. Currently, a reduced survivor plan is not available. Payments under this plan are available only as fixed income payments.

INCOME PLAN 6 -LIFE INCOME WITH INSTALLMENT REFUND. Under this plan, we make periodic income payments until the later of (1) the death of the Annuitant, or
(2) the total amount paid out under the annuity is equal to the total amount applied to the Income Plan. If the death of the Annuitant occurs before the total amount applied to an Income Plan is paid out, we will continue to make payments in the same manner until any remaining payments are paid out. Payments under this plan are available only as fixed income payments.



INCOME PLAN 7 - JOINT LIFE INCOME WITH INSTALLMENT REFUND. Under this plan, we make periodic income payments until the later of (1) the deaths of both the Annuitant and joint Annuitant, or (2) the total amount paid out under the annuity is equal to the total amount applied to the Income Plan. If the deaths of both the Annuitant and joint Annuitant occur before the total amount applied to an Income Plan is paid out, we will continue to make payments in the same manner until any remaining payments are paid out. Currently, a reduced survivor plan is not available. Payments under this plan are available only as fixed income payments.

If you choose an Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is alive before we make each payment. Please note that under Income Plans 1and 2, if you do not select a Guaranteed Payment Period, it is possible that the payee could receive only one income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only two income payments if they die before the third income payment, and so on.

The length of any Guaranteed Payment Period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer Guarantee Payment Periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a specified Guaranteed Payment Period.

MODIFYING PAYMENTS

After the Payout Start Date, you may make the following changes under Income Plan 3:

  You may request to modify the length of the Guaranteed Payment Period.
   Currently, we allow you to make this change once each Contract Year. We reserve the right to change this practice at any time without prior notice.
   If you elect to change the length of the Guaranteed Payment Period, the new Guaranteed Payment Period must be within the original minimum and maximum period you would have been permitted to select on the Payout Start Date.
   However, the maximum payment period permitted will be shortened by the period elapsed since the original Guaranteed Payment Period began.If you change the length of your Guaranteed Payment Period, we will compute the present value of your remaining payments, using the same assumptions we would use if you were terminating the income payments, as described in Payout Withdrawal. We will then adjust the remaining payments to equal what that value would support based on those same assumptions and based on the revised Guaranteed Payment Period.

..


.. You may request to change the frequency of your payments. We currently allow you to make this change once each Contract Year. We reserve the right to change this practice at any time without prior notice.

..


Changes to either the frequency of payments or length of the Guaranteed Payment Period will result in a change to the payment amount and may change the amount of each payment that is taxable to you.

 Any change to either the frequency of payments or length of a Guaranteed Payment Period will take effect on the next payment date after we accept the requested change.


PAYOUT WITHDRAWAL
You may terminate all or a portion of the income payments being made under Income Plan 3 at any time and withdraw their present value ("withdrawal value"), subject to a Payout Withdrawal Charge, by writing to us ("Payout Withdrawal"). For variable income payments, the withdrawal value is equal to the present value of the variable income payments being terminated, calculated using a discount rate equal to the assumed investment rate that was used in determining the initial variable payment. For fixed income payments, the withdrawal value is equal to the present value of the fixed income payments being terminated, calculated using a discount rate equal to the applicable current interest rate. The applicable current interest rate is the rate we are using on the date we receive your Payout Withdrawal request to determine income payments for a new annuitization with a payment period equal to the remaining payment period of the income payments being terminated.

A Payout Withdrawal must be a least $50. If any Payout Withdrawal reduces the value of the remaining income payments to an amount not sufficient to provide an initial payment of at least $20, we reserve the right to terminate the Contract and pay you the present value of the remaining income payments in a lump sum. If you withdraw the entire value of the remaining income payments, the Contract will terminate.

You must specify the Investment Alternative(s) from which you wish to make a Payout Withdrawal. If you withdraw a portion of the value of your remaining income payments, the payment period will remain unchanged and your remaining payment amounts will be reduced proportionately.


PAYOUT WITHDRAWAL CHARGE
To determine the Payout Withdrawal Charge, we assume that purchase payments are withdrawn first, beginning with the oldest payment. When an amount equal to all purchase payments have been withdrawn, additional withdrawals will not be assessed a Payout Withdrawal Charge.

Payout Withdrawals will be subject to a Payout Withdrawal Charge for each Contract as follows:

                        Number of Complete Years Since We Received the Purchase Payment Being Withdrawn/Applicable Charge:
Contract:                   0            1           2           3           4           5           6          7            8+
------------------------------------------------------------------------------------------------------------------------------------
Putnam Allstate
Advisor                       7%          7%          6%          5%          4%          3%        2%           0%          0%
Putnam Allstate
Advisor Plus                8.5%        8.5%        8.5%        7.5%        6.5%        5.5%        4%         2.5%          0%
Putnam Allstate
Advisor Preferred
with:
  5-Year Withdrawal
 Charge Option                7%          6%          5%          4%          3%          0%
  3-Year Withdrawal
 Charge Option                7%          6%          5%          0%
  No Withdrawal Charge
 Option                    None



ADDITIONAL INFORMATION. We may make other Income Plans available. You may obtain information about them by writing or calling us.On the Payout Start Date, you must specify the portion of the Contract Value to be applied to variable income payments and the portion to be applied to fixed income payments. If you do not tell us how to allocate your Contract Value among fixed and variable income payments, we will apply your Contract Value in the Variable Account to variable income payments and your Contract Value in the Fixed Account to fixed income payments.

We will apply your Contract Value, adjusted by any applicable Market Value Adjustment, less applicable taxes to your Income Plan(s) on the Payout Start Date. We can make income payments in monthly, quarterly, semi-annual or annual installments, as you select. If the Contract Value is less than $2,000 or not enough to provide an initial payment of at least $20, and state law permits, we may:

.. terminate the Contract and pay you the Contract Value, adjusted by any applicable Market Value Adjustment and less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

.. reduce the frequency of your payments so that each payment will be at least
  $20.


VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) actual mortality experience or (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments, which may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Funds; and (b) under some of the Income Plans, we make income payments only so long as an Annuitant is alive or any applicable Guaranteed Payment Period has not yet expired.

In calculating the amount of the periodic payments in the annuity tables in the Contracts, we used an assumed investment rate ("AIR", also known as benchmark rate) of 3%. Currently, you may choose either a 6%, 5%, or 3% AIR per year. If you select the Income Protection Benefit Option, however, the 3% AIR must apply.
 The 6% and 5% AIR may not be available in all states (check with your representative for availability). Currently, if you do not choose one, the 5% AIR will automatically apply (except in states in which the 5% AIR is not available; in those states, the 3% AIR will automatically apply). We reserve the right to offer other assumed investment rates. If the actual net investment return of the Variable Sub-Accounts you choose is less than the AIR, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the AIR. The dollar amount of the variable income payments stays level if the net investment return equals the AIR. With a higher AIR, your initial income payment will be larger than with a lower AIR. While income payments continue to be made, however, this disparity will become smaller and, if the payments have continued long enough, each payment will be smaller than if you had initially chosen a lower AIR.

Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.

You may also elect a variable income payment stream consisting of level monthly, quarterly or semi-annual payments. If you elect to receive level monthly, quarterly or semi-annual payments, the payments must be recalculated annually. You may only elect to receive level payments at or before the Payout Start Date. If you have elected level payments for an Income Plan(s), you may not make any variable to fixed payment transfers within such Income Plan(s). We will determine the amount of each annual payment as described above, place this amount in our general account, and then distribute it in level monthly, quarterly or semi-annual payments. The sum of the level payments will exceed the annual calculated amount because of interest we will credit. The interest rate will vary from year to year, but will never be less than 2.0% per year. We do not allow withdrawals of the annual amount unless you make a full or partial withdrawal request of the value of the remaining payments under Income Plan 3. If the Annuitant dies while you are receiving level payments, you will not be entitled to receive any remaining level payments for that year (unless the Annuitant dies before the end of the Guaranteed Payment Period). For example, if you have selected Income Plan 1 with no Guaranteed Payment Period and the Annuitant dies during the year, the Beneficiary will not be entitled to receive the remaining level payments for that year.


INCOME PROTECTION BENEFIT OPTION
We offer an Income Protection Benefit Option, which may be added to your Contract on the Payout Start Date for an additional mortality and expense risk charge if you have selected variable income payments subject to the following conditions:

.. The Annuitant and joint Annuitant, if applicable, must be age 75 or younger on the Payout Start Date.

.. You must choose Income Plan 1 or 2 and the Guaranteed Payment Period must be for at least 120 months, unless the Internal Revenue Service requires a different payment period.

.. You may apply the Income Protection Benefit Option to more than one Income
  Plan.

.. The AIR must be 3% for the Income Plan(s) that you wish to apply this benefit to.

.. You may only add the Income Protection Benefit Option on the Payout Start Date and, once added, the option cannot be cancelled.

.. You may not convert variable income payments to fixed income payments.

If you select the Income Protection Benefit Option, we guarantee that your variable income payments under each of the Income Plans to which the option is applied will never be less that 85% of the initial variable amount income value ("Income Protection Benefit"), as calculated on the Payout Start Date under such Income Plans. See Appendix C for numerical examples that illustrate how the Income Protection Benefit is calculated.

If you add the Income Protection Benefit Option to your Contract, the mortality and expense risk charge during the Payout Phase will be increased. Currently, the charge for this option is 0.50%. We may change the amount we charge, but it will not exceed 0.75%. Once the option is issued, we will not increase what we charge you for the benefit.

In order to ensure that we achieve adequate investment diversification ("INCOME PROTECTION DIVERSIFICATION REQUIREMENT"), we reserve the right, in our sole discretion, to impose limitations on the investment alternatives in which you may invest during the Payout Phase with respect to the assets supporting the variable income payments to which the Income Protection Option applies. These limitations may include, but are not limited to, maximum investment limits on certain Variable Sub-Accounts, exclusion of certain Variable Sub-Accounts, required minimum allocations to certain Variable Sub-Accounts, and/or the required use of Automatic Fund Rebalancing.

To achieve our Income Protection Diversification Requirement, we have divided the Variable Sub-Accounts into three separate categories: "unrestricted," "restricted" and "excluded." Currently, we require that you allocate between 30% to 100% of the assets supporting your variable income payments to the unrestricted Variable Sub-Accounts in any manner you choose. You may allocate up to 70% of the assets supporting your variable income payments to the restricted Variable Sub-Accounts. You may not, however, allocate more than 20% of the assets supporting your variable income payments to any one of the restricted Variable Sub-Accounts. You may not allocate ANY PORTION of the assets supporting your variable income payments to the excluded Variable Sub-Accounts.

In the following three tables, we list our current Income Protection Diversification Requirement:

UNRESTRICTED VARIABLE SUB-ACCOUNTS. There is no limit to the amount of assets supporting your variable income payments that you may allocate to any one or more of the following Variable Sub-Accounts. Currently, we require that you allocate AT LEAST 30% of the assets supporting your variable income payments to this category.

  Putnam American Government Income Fund

  Putnam Diversified Income Fund

  Putnam Income Fund

  Putnam Money Market

RESTRICTED VARIABLE SUB-ACCOUNTS. You may allocate up to 70% of the amount of assets supporting your variable income payments to the following Variable Sub-Accounts. Currently, you may not allocate more than 20% of the amount of assets supporting your variable income payments to any one of the restricted Variable Sub-Accounts.

  Putnam Capital Appreciation

  Putnam The George Putnam Fund of Boston

  Putnam Global Asset Allocation Fund

  Putnam Global Growth Fund

  Putnam Growth and Income Fund

  Putnam High Yield Fund

  Putnam International Growth Fund

  Putnam International Growth & Income Fund

  Putnam Investors Fund

  Putnam New Value Fund

  Putnam Research Fund

  Putnam Small Cap Value Fund

  Putnam Utilities Growth & Income Fund

  Putnam Voyager Fund

  Putnam Voyager II Fund

EXCLUDED VARIABLE SUB-ACCOUNTS. Currently, none of the following Variable Sub-Accounts are available to support variable income payments.

  Putnam Growth Opportunities

  Putnam Health Sciences Fund

  Putnam International New Opportunities Fund

  Putnam New Opportunities Fund

  Putnam OTC & Emerging Growth Fund

  Putnam Vista Fund

You must use quarterly Automatic Portfolio Rebalancing to meet our Income Protection Diversification Requirement. On the date of each rebalancing, we will reallocate the amount of the assets supporting your variable income payments according to the rebalancing percentages you have selected, subject to the then current restrictions and exclusions in effect. We expect that the restrictions and exclusions for each category will change from time to time. Any change in these restrictions and exclusions will become effective no later than the next regularly scheduled rebalancing of your Variable Sub-Account choices on or immediately after the date of change.

The Income Protection Diversification Requirement is based on a model. We may use a model developed and maintained by us or we may elect to use a model developed or provided by an independent third party. We will notify you at least 30 days before we make any change to our Income Protection Diversification Requirement.

We may determine which Variable Sub-Accounts are eligible for each category or we may elect to follow the recommendations of an independent third party. We may at any time make new determinations as to which Variable Sub-Accounts are unrestricted, restricted or excluded. We may do so for a variety of reasons including, but not limited to, a change in the investment objectives or policies of a Portfolio, or the failure, in our sole determination, of such Portfolio to invest in accordance with its stated investment objective or policies.

Transfers made for purposes of meeting the Income Protection Diversification Requirement will not count towards the number of free transfers you may make each Contract Year. See "Investment Alternatives: Transfers," above, for additional information.


FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. The guaranteed income payment amounts will change if the frequency of payments or the length of the payment period changes.

We calculate the fixed income payments by:

.. adjusting the portion of the Contract Value in any Fixed Account Option on the Payout Start Date by any applicable Market Value Adjustment;

.. deducting any applicable premium tax; and

.. applying the resulting amount to the greater of (a) the appropriate income payment factor for the selected Income Plan from the Income Payment Table in your Contract or (b) such other income payment factor as we are offering on the Payout Start Date.

We may defer your request to make a withdrawal from fixed income payments for a period of up to 6 months or whatever shorter time state law may require. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.

RETIREMENT INCOME GUARANTEE OPTIONS We offer two Retirement Income Guarantee Options ("RIG 1" and "RIG 2"), which are available for an additional fee. RIG 1 provides a benefit that is based on a guaranteed interest accumulation. RIG 2 provides a benefit that is based on the greater of a guaranteed interest accumulation or a maximum anniversary value. Each option is described in more detail below.

The options are available at issue of the Contract or may be added afterwards.
 We refer to the issue date of the option as the "RIDER DATE." You may add only one Retirement Income Guarantee Option to your Contract. The oldest Contract Owner and oldest Annuitant must be age 75 or younger on the Rider Application Date. Once you add a rider to your Contract, it may not be cancelled except
under the "RESET OPTION" described below.   The options may not be available in
all states.

WE RESERVE THE RIGHT TO IMPOSE LIMITATIONS ON THE INVESTMENT ALTERNATIVES IN WHICH YOU MAY INVEST AS A CONDITION OF THESE OPTIONS. THESE RESTRICTIONS MAY INCLUDE, BUT ARE NOT LIMITED TO, MAXIMUM INVESTMENT LIMITS ON CERTAIN INVESTMENT ALTERNATIVES, EXCLUSION OF CERTAIN INVESTMENT ALTERNATIVES, REQUIRED MINIMUM ALLOCATIONS TO CERTAIN VARIABLE SUB-ACCOUNTS AND/OR THE REQUIRED USE OF AUTOMATIC FUND REBALANCING. CURRENTLY, NO SUCH RESTRICTIONS ARE BEING IMPOSED.

For each option, an "INCOME BASE" is calculated, which is used only for the purpose of calculating the "GUARANTEED RETIREMENT INCOME BENEFIT" and the appropriate "RIDER FEE," all defined below. The Income Base does not provide a Contract Value or guarantee performance of any investment option. The Income Base for RIG 1 and RIG 2 are described in more detail below.

You may apply the Income Base less applicable taxes to an Income Plan on the Payout Start Date and receive the Guaranteed Retirement Income Benefit if all of the following conditions are satisfied:

.. The Payout Start Date must be on or after the 10/th/ Contract Anniversary of the Rider Date.

.. The Payout Start Date must occur during the 30-day period following a Contract
  Anniversary.

.. The oldest Annuitant must be age 99 or younger as of the Payout Start Date.

.. You must select Fixed Amount Income Payments only.

.. You must select Income Plan 1 or 2, with a Guaranteed Payment Period of at least:

  . 120 months, if the youngest Annuitant is age 80 or younger as of the Payout Start Date; or

  . 60 months, if the youngest Annuitant is older than age 80 as of the Payout Start Date.

The "GUARANTEED RETIREMENT INCOME BENEFIT" is determined by applying the Income Base, less any applicable taxes, to the appropriate monthly income payment factor shown in the Income Payment Tables in your Contract for the selected Income Plan.

If a different payment frequency (quarterly, semi-annual, or annual) or different Income Plan is selected , an income payment factor for the selected payment frequency and Income Plan is determined on the same mortality and interest rate basis as the Income Payment Tables shown in your Contract.

On the Payout Start Date, the income payments for the selected Income Plan will be the greater of:

.. The Guaranteed Retirement Income Benefit; or

.. For fixed income payments, the Contract Value, adjusted by any applicable
  Market Value Adjustment, less any applicable taxes is applied to the greater of: the appropriate income payment factor for the selected Income Plan from the income payment tables in your Contract, or an income payment factor for the selected Income Plan that we are offering on the Payout Start Date.

We assess an annual Rider Fee if you select one of the Retirement Income Guarantee Options. The Rider Fee is deducted on each Contract Anniversary on a pro rata basis from each of the Variable Sub-Accounts in which your Contract Value is invested on that date. The Rider Fee will decrease the number of Accumulation Units in each Variable Sub-Account. The Rider Fee is deducted only during the Accumulation Phase of the Contract. For the first Contract Anniversary following the Rider Date, the Rider Fee will be prorated based on the number of full months (30 day periods) between the Rider Date and the first Contract Anniversary after the Rider Date. In the case of a full withdrawal of the Contract Value, the Rider Fee is prorated based on the number of full months (30 day periods) between the Contract Anniversary immediately prior to the withdrawal and the date of the withdrawal.

The current Rider Fee for RIG 1 is 0.25% of the Income Base on each Contract Anniversary. The current Rider Fee for the RIG 2 is 0.45% of the Income Base on each Contract Anniversary. We reserve the right to change the Rider Fee for the options. However, once we issue your option, we cannot change the Rider Fee that applies to your Contract. The Rider Fee will never exceed 0.50% per year for RIG 1, and 0.75% per year for RIG 2.

However, if you exercise the Reset Option, defined below, then the Rider Fee Percentage upon reset will be the current Rider Fee Percentage in effect for the new rider at that time.

These options will terminate and the corresponding Rider Fee will cease on the earliest of the following to occur:

.. The date the Contract is terminated; If the Contract is not continued in the Accumulation Phase under either the Death of Owner or Death of Annuitant provisions of the Contract. The option will terminate on the date we determine the Death Proceeds;

.. The Payout Start Date; or

.. The effective date of the Reset Option.

Otherwise, the options may not be terminated or cancelled.


CALCULATION OF INCOME BASE.
On the Rider Date, the "RIG 1 INCOME BASE" is equal to the Contract Value. The RIG 1 Income Base, plus purchase payments (and Credit Enhancements for PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS) made after the Rider Date and less RIG 1 withdrawal adjustments for withdrawals made after the Rider Date, will accumulate interest on a daily basis at a rate equivalent to 5% per year, subject to the "CAP" defined below. This accumulation will continue until the first Contract Anniversary following the 85/th/ birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first. After the 5% interest accumulation ends, the RIG 1 Income Base will continue to be increased by purchase payments (and Credit Enhancements for PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS) and reduced by RIG 1 withdrawal adjustments for withdrawals until the option terminates. The "RIG 1 WITHDRAWAL ADJUSTMENT" is defined below.

The RIG 1 Income Base will not exceed a CAP equal to:

.. 200% of the Contract Value as of the Rider Date; plus

.. 200% of purchase payments (and Credit Enhancements for PUTNAM ALLSTATE ADVISOR
  PLUS CONTRACTS) made after the Rider Date, but excluding any purchase payments (and Credit Enhancements for PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS) made in the 12-month period immediately prior to the Payout Start Date; minus

.. RIG 1 Withdrawal Adjustments for any withdrawals made after the Rider Date.

RIG 1 WITHDRAWAL ADJUSTMENT. Prior to the first

Contract Anniversary following the 85/th/ birthday of the oldest Contract Owner or oldest Annuitant, whichever is earlier, the withdrawal adjustment is as follows:

.. In each Contract Year, for the portion of withdrawals that do not cumulatively exceed 5% of the RIG 1 Income Base as of the beginning of the Contract Year, the withdrawal adjustment is equal to the amount withdrawn (or portion thereof) multiplied by a discount factor. The discount factor is calculated using a 5% annual interest rate (3% in certain states) and the portion of the Contract Year between the withdrawal date and the end of the Contract Year. This withdrawal adjustment has the effect of reducing the RIG 1 Income Base at the end of the Contract Year by the actual amount of the withdrawal. In other words, for purposes of calculating the RIG 1 Income Base, the withdrawal is treated as if it occurred at the end of the Contract Year.

.. In each Contract Year, for the portion of withdrawals that cumulatively exceed
  5% of the RIG 1 Income Base as of the beginning of the Contract Year, the withdrawal adjustment is equal to the withdrawal amount (or portion thereof), divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the most recently calculated RIG 1 Income Base.

On or after the first Contract Anniversary following the 85/th/ birthday of the oldest Contract Owner or the Annuitant, all withdrawal adjustments are equal to the withdrawal amount, divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the most recently calculated RIG 1 Income Base.

See Appendix D for numerical examples that illustrate how the RIG 1 Withdrawal Adjustment is applied.

The "RIG 2 INCOME BASE" is defined as the greater of "INCOME BASE A" or "INCOME BASE B."

"INCOME BASE A" and its corresponding Withdrawal Adjustment are calculated in the same manner as the RIG 1 Income Base and RIG 1 Withdrawal Adjustment.

On the Rider Date, "INCOME BASE B" is equal to the Contract Value. After the Rider Date and prior to the Payout Start Date, Income Base B is recalculated each time a purchase payment or withdrawal is made as well as on each Contract Anniversary as follows:

.. Each time a purchase payment is made, Income Base B is increased by the amount of the purchase payment (and Credit Enhancement for PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS).

.. Each time a withdrawal is made, Income Base B is reduced by a proportional withdrawal adjustment, defined as the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the most recently calculated Income Base B.

.. On each Contract Anniversary until the first Contract Anniversary following the 85/th/ birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first, Income Base B is equal to the greater of the Contract Value on that date or the most recently calculated Income Base B.

If no purchase payments or withdrawals are made after the Rider Date, Income Base B will be equal to the greatest of the Contract Value on the Rider Date and the Contract Values on each subsequent Contract Anniversary until the earlier of the Payout Start Date or the Contract Anniversary following the 85/th/ birthday of the oldest Contact Owner or oldest Annuitant, whichever occurs first.

Currently, we are offering a "RESET OPTION" that permits you to replace your Retirement Income Guarantee Option with a new Retirement Income Guarantee Option. You may exercise this option within 60 days following any 3/rd/ Contract Anniversary by providing us with satisfactory notification. If you elect to exercise the Reset Option, then all of the following conditions must be satisfied:

.. We will terminate your Retirement Income Guarantee option and replace it with a new Retirement Income Guarantee Option.

.. You may only replace RIG 1 with a new RIG 1.  Similarly, you may only replace
  RIG 2 with a new RIG 2. The reset will be effective on the first business day after we receive your notification to reset. This date will be the Rider Date of your new rider.

.. If you replace RIG 1 with a new RIG 1, then the Income Base on the new Rider
  Date will be equal to the Contract Value on the new Rider Date.

.. If you replace RIG 2 with a new RIG 2, then:

  . Income Base A on the new Rider Date will be equal to the Contract Value in the new Rider Date;

  . Income Base B on the new Rider Date will be equal to the greater of the Contract Value or Income Base B of the terminating RIG 2.

.. The Rider Fee for the new Retirement Income Guarantee option will be calculated using the Rider Fee Percentage and Income Base defined in the new option. All the limitations and conditions of the new option will apply as of the new Rider Date.

We reserve the right to discontinue the Reset Option or any of the Retirement Income Guarantee Options, or to change the conditions for exercising this Reset Option.


CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that


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require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by applicable law.
In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the purchase of a Contract is appropriate.


DEATH BENEFITS
--------------------------------------------------------------------------------


DEATH PROCEEDS
Under certain conditions, described below, we will pay a death settlement ("DEATH PROCEEDS") for this Contract on the death of the Contract Owner, Annuitant, or Co-Annuitant if the death occurs prior to the Payout Start Date.
 If the Owner or Annuitant dies after the Payout Start Date, we will pay remaining income payments as described in the "Payout Phase" section of your Contract. See "Income Payments" for more information.

We will determine the value of the Death Proceeds as of the end of the Valuation Date during which we receive the first Complete Request for Settlement (the next Valuation Date, if we receive the request after 3:00 p.m. Central Time). In order to be considered a "COMPLETE REQUEST FOR SETTLEMENT," a claim for distribution of the Death Proceeds must include "DUE PROOF OF DEATH" in any of the following forms of documentation:

.. A certified copy of the death certificate;

.. A certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

.. Any other proof acceptable to us.

"DEATH PROCEEDS" are determined based on when we receive a Complete Request for
Settlement:

.. If we receive a Complete Request for Settlement within 180 days of the death of the Contract Owner, Annuitant, or Co-Annuitant, as applicable, the Death Proceeds is equal to the "DEATH BENEFIT."

.. If we receive a Complete Request for Settlement more than 180 days after the death of the Contract Owner, Annuitant, or Co-Annuitant, as applicable, the Death Proceeds are equal to the greater of the Contract Value or Settlement Value. We reserve the right to waive or extend, in a nondiscriminatory manner, the 180-day period in which the Death Proceeds will equal the Death Benefit.


DEATH BENEFIT OPTIONS
In addition to the ROP Death Benefit included in your Contract, we offer the following death benefit options which may be added to your Contract:

.. MAV Death Benefit Option

.. Enhanced Beneficiary Protection (Annual Increase) Option Earnings Protection
  Death Benefit Option

The amount of the Death Benefit depends on which death benefit option(s) you select. Not all death benefit options are available in all states.

You may select any combination of death benefit options on the issue date of your Contract or at a later date, subject to state availability and issue age restrictions.

The "DEATH BENEFIT" is equal to the Earnings Protection Death Benefit (if selected) plus the greatest of:The Contract Value;

.. The Settlement Value;

.. The ROP Death Benefit;

.. The MAV Death Benefit Option (if selected); or

.. The Enhanced Beneficiary Protection (Annual Increase) Option (if selected).

The "Settlement Value" is the amount that would be paid in the event of a full withdrawal of the Contract Value.

The "ROP DEATH BENEFIT" is equal to the sum of all purchase payments (and Credit Enhancements for PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS), reduced by a proportional withdrawal adjustment for each withdrawal. The withdrawal adjustment is equal to the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result is multiplied by:

  The sum of all purchase payments (and Credit Enhancements for PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS) made prior to the withdrawal, less any prior withdrawal adjustments.


MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT OPTION.
The "MAV DEATH BENEFIT OPTION" is only available if the oldest Contract Owner and oldest Annuitant are age 79 or younger on the Rider Application Date. There is an additional mortality and expense risk charge for this death benefit option, currently equal to 0.15%. We may change what we charge for this death benefit option, but it will never exceed 0.30%. Once added to your Contract, we guarantee that we will not increase the mortality and expense risk charge you pay for this death benefit option.

On the date we issue the rider for this benefit ("Rider Date"), the MAV DEATH BENEFIT is equal to the Contract Value. After the Rider Date and prior to the
date we determine the Death Proceeds (see "Death Proceeds" on page     ), the
MAV Death Benefit is recalculated each time a purchase payment or withdrawal is made as well as on each Contract Anniversary as follows:

.. Each time a purchase payment is made, the MAV Death Benefit is increased by the amount of the purchase payment (and Credit Enhancement for


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

  PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS).

.. Each time a withdrawal is made, the MAV Death Benefit is reduced by a proportional withdrawal adjustment, defined as the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the most recently calculated MAV Death Benefit.

.. On each Contract Anniversary until the first Contract Anniversary following the 80/TH/ birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first, the MAV Death Benefit is recalculated as the greater of the Contract Value on that date or the most recently calculated MAV Death Benefit.

If no purchase payments or withdrawals are made after the Rider Date, the MAV Death Benefit will be equal to the greatest of the Contract Value on the Rider Date and the Contract Values on each subsequent Contract Anniversary after the Rider Date, but before the date we determine the Death Proceeds. If, upon death of the Contract Owner, the Contract is continued under Option D as described on page __ below, and if the oldest New Contract Owner and the oldest Annuitant are age 80 or younger on the date we determine the Death Proceeds, then the MAV Death Benefit Option will continue. The MAV Death Benefit will continue to be recalculated for purchase payments (and Credit Enhancements for PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS), withdrawals, and on each Contract Anniversary after the date we determine the Death Proceeds until the earlier of:

.. The first Contract Anniversary following the 80/th/ birthday of either the oldest New Contract Owner's or the oldest Annuitant, whichever is earlier. (After the 80/th/ birthday of either the oldest New Contract Owner or the oldest Annuitant, whichever is earlier, the MAV Death Benefit will be recalculated only for purchase payments (and Credit Enhancements for PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS) and withdrawals); or

.. The date we next determine the Death Proceeds.


ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION.
The Enhanced Beneficiary Protection (Annual Increase) Option is only available if the oldest Contract Owner and oldest Annuitant are age 79 or younger on the Rider Application Date. There is an additional mortality and expense risk charge for this death benefit option, currently equal to 0.15%. We may change what we charge for this death benefit option, but it will never exceed 0.30%.
 Once added to your Contract, we guarantee that we will not increase the mortality and expense risk charge you pay for this death benefit option.

On the date we issue the rider for this benefit ("Rider Date"), the Enhanced Beneficiary Protection (Annual Increase) Benefit is equal to the Contract Value.
 The Enhanced Beneficiary Protection (Annual Increase) Benefit, plus purchase payments (and Credit Enhancements for PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS) made after the Rider Date and less withdrawal adjustments for withdrawals made after the Rider Date, will accumulate interest on a daily basis at a rate equivalent to 5% per year, subject to the "CAP" defined below. This accumulation will continue until the earlier of:

  (a) the first Contract Anniversary following the 80/th/ birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first; or

  (b) the date we determine the Death Proceeds.

After the 5% interest accumulation ends, the Enhanced Beneficiary Protection (Annual Increase) Benefit will continue to be increased by purchase payments (and Credit Enhancements for PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS) and reduced by withdrawal adjustments for withdrawals until the death benefit option terminates. The withdrawal adjustment is a proportional adjustment, defined as the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the amount of the Enhanced Beneficiary Protection (Annual Increase) Benefit immediately prior to the withdrawal.

The Enhanced Beneficiary Protection (Annual Increase) Benefit CAP is equal to:

.. 200% of the Contract Value as of the Rider Date; plus

.. 200% of purchase payments (and Credit Enhancements for PUTNAM ALLSTATE ADVISOR
  PLUS CONTRACTS) made after the Rider Date, but excluding any purchase payments (and Credit Enhancements for PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS) made in the 12-month period immediately prior to the death of the Contract Owner or the Annuitant; minus

.. Withdrawal adjustments for any withdrawals made after the Rider Date. Refer to Appendix E for withdrawal adjustment examples.

If there is more than one New Contract Owner taking a share of the Death Proceeds, described in the Death Proceeds provision, each New Contract Owner will be treated as a separate and independent Contract Owner of his or her respective share of the Death Proceeds. Each New Contract Owner will exercise all rights related to his or her share of the Death Proceeds, including the sole right to elect one of the Option(s) described in "Death Benefit Payments" below, subject to any restrictions previously placed upon the New Contract Owner. Each New Contract Owner may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the Option chosen by the original New Contract Owner.

The Options available to the New Contract Owner will be determined by the applicable following category in which the New Contract Owner is defined. An Option will be deemed to have been chosen on the day we receive


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

written notification in a form satisfactory to us.

If, upon death of the Contract Owner, the Contract is continued under Option D as described on page __, and if the oldest New Contract Owner and the oldest Annuitant are age 80 or younger on the date we determine the Death Proceeds, then the Enhanced Beneficiary Protection (Annual Increase) Option will continue. The amount of the Enhanced Beneficiary Protection (Annual Increase) Benefit as of the date we determine the Death Proceeds, plus subsequent purchase payments (and Credit Enhancements for PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS), less withdrawal adjustments for any subsequent withdrawals, will accumulate daily at a rate equivalent to 5% per year from the date we determine the Death Proceeds, until the earlier of:

.. The first Contract Anniversary following the 80/th/ birthday of either the oldest New Contract Owner or the oldest Annuitant, whichever is earlier. (After the 80/th/ birthday of either the oldest New Owner or the oldest Annuitant, whichever is earlier, the Enhanced Beneficiary Protection (Annual Increase) Benefit will be recalculated only for purchase payments and withdrawals (and Credit Enhancements for PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS); or

.. The date we next determine the Death Proceeds.


EARNINGS PROTECTION DEATH BENEFIT OPTION.
The "EARNINGS PROTECTION DEATH BENEFIT OPTION" is only available if the oldest Contract Owner and oldest Annuitant are age 79 or younger on the Rider Application Date. There is an additional mortality and expense risk charge for this death benefit option, currently equal to:

.. 0.25%, if the oldest Contract Owner and oldest Annuitant are age 70 or younger on the Rider Application Date; and

.. 0.40%, if the oldest Contract Owner or oldest Annuitant is over age 70 and all are age 79 or younger on the Rider Application Date.

We may change what we charge for this death benefit option, but it will never exceed 0.35% for issue ages 0-70 and 0.50% for issue ages 71-79. Once added to your Contract, we guarantee that we will not increase the mortality and expense risk charge you pay for this death benefit option. However, if your spouse elects to continue the Contract in the event of your death and if he or she elects to continue the Earnings Protection Death Benefit Option, the mortality and expense risk charge for the death benefit option will be based on the ages of the oldest new Contract Owner and the oldest Annuitant at the time the Contract is continued.

If the oldest Contract Owner and oldest Annuitant are age 70 or younger on the Rider Application Date, the EARNINGS PROTECTION DEATH BENEFIT is equal to the lesser of:

.. 100% of "IN-FORCE PREMIUM" (excluding purchase payments (and Credit
  Enhancements for PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS)) made after the date we issue the rider for this benefit ("Rider Date") and during the twelve-month period immediately prior to the death of the Contract Owner or Annuitant); or

.. 40% of "IN-FORCE EARNINGS"

calculated as of the date we determine the Death Proceeds.

If the oldest Contract Owner or oldest Annuitant is over age 70 and all are age 79 or younger on the Rider Application Date, the EARNINGS PROTECTION DEATH BENEFIT is equal to the lesser of:

.. 50% of "IN-FORCE PREMIUM" (excluding purchase payments (and Credit
  Enhancements for PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS)) made after the Rider Date and during the twelve-month period immediately prior to the death of the Contract Owner or Annuitant); or

.. 25% of "IN-FORCE EARNINGS"

calculated as of the date we determine the Death Proceeds.

IN-FORCE EARNINGS are equal to the current Contract Value less In-Force Premium.
 If this quantity is negative, then In-Force Earnings are equal to zero.

IN-FORCE PREMIUM is equal to the Contract Value on the Rider Date, plus the sum of all purchase payments made after the Rider Date, less the sum of all "EXCESS-OF-EARNINGS WITHDRAWALS" made after the Rider Date.

An EXCESS-OF-EARNINGS WITHDRAWAL is equal to the excess, if any, of the amount of the withdrawal over the amount of the In-Force Earnings immediately prior to the withdrawal.

Refer to Appendix F for numerical examples that illustrate how the Earnings Protection Death Benefit Option is calculated.

If, upon death of the Contract Owner, the Contract is continued under Option D as described on page __ below, and if the oldest new Owner and the oldest Annuitant are younger than age 80 on the date we determine the Death Proceeds, then this death benefit option will continue unless the New Contract Owner elects to terminate the death benefit option. If the death benefit option is continued, the following will apply as of the date we determine the Death Proceeds upon continuation:

.. The Rider Date will be changed to the date we determine the Death Proceeds;

.. The In-Force Premium is equal to the Contract Value as of the new Rider Date plus all purchase payments made after the Rider Date, less the sum of all the Excess-of-Earnings Withdrawals made after the Rider Date;

.. The Earnings Protection Death Benefit after the new


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

  Rider Date will be determined as described above, but using the ages of the oldest new Contract Owner and the oldest Annuitant as of the new Rider Date.

.. The mortality and expense risk charge, for this rider, will be determined as described above, but using the ages of the oldest new Contract Owner and the oldest Annuitant as of the new Rider Date.

If either the Contract Owner's or the Annuitant's age is misstated, the Earnings Protection Death Benefit and the mortality and expense risk charge for this death benefit option will be calculated according to the corrected age as of the Rider Date. Your Contract Value will be adjusted to reflect the mortality and expense risk charge for this death benefit option that should have been assessed based on the corrected age.


ALL OPTIONS.
WE RESERVE THE RIGHT TO IMPOSE LIMITATIONS ON THE INVESTMENT ALTERNATIVES IN WHICH YOU MAY INVEST AS A CONDITION OF THESE OPTIONS. THESE RESTRICTIONS MAY INCLUDE, BUT ARE NOT LIMITED TO, MAXIMUM INVESTMENT LIMITS ON CERTAIN INVESTMENT ALTERNATIVES, EXCLUSION OF CERTAIN INVESTMENT ALTERNATIVES, REQUIRED MINIMUM ALLOCATIONS TO CERTAIN VARIABLE SUB-ACCOUNTS AND/OR THE REQUIRED USE OF AUTOMATIC FUND REBALANCING. CURRENTLY, NO SUCH RESTRICTIONS ARE BEING IMPOSED.

These death benefit options will terminate and the corresponding Rider Fee will cease on the earliest of the following to occur:

.. the date the Contract is terminated;

.. if, upon the death of the Contract Owner, the Contract is continued under Option D as described in the Death of Owner section on page __, and either the oldest New Owner or the oldest Annuitant is older than age 80 (age 80 or older for the Earnings Protection Death Benefit Option) on the date we determine the Death Proceeds. The death benefit option will terminate on the date we determine the Death Proceeds;

.. if the Contract is not continued in the Accumulation Phase under either the Death of Owner or Death of Annuitant provisions of the Contract. The death benefit option will terminate on the date we determine the Death Proceeds;

.. on the date the Contract Owner (if the current Contract Owner is a living person) is changed for any reason other than death unless the New Contract Owner is a trust and the Annuitant is the current Contract Owner;

.. on the date the Contract Owner (if the current Contract Owner is a non-living person) is changed for any reason unless the New Contract Owner is a non-living person or is the current Annuitant; or

.. the Payout Start Date.

Notwithstanding the preceding, in the event of the Contract Owner's death, if the Contract Owner's spouse elects to continue the Contract (as permitted in the Death of Owner provision below) he or she may terminate the Earnings Protection Death Benefit at that time.


DEATH BENEFIT PAYMENTS

DEATH OF CONTRACT OWNER
If a Contract Owner dies prior to the Payout Start Date, then the surviving Contract Owners will be "NEW CONTRACT OWNERS". If there are no surviving Contract Owners, then subject to any restrictions previously placed upon them, the Beneficiaries will be the New Contract Owners.

If there is more than one New Contract Owner taking a share of the Death Proceeds, each New Contract Owner will be treated as a separate and independent Contract Owner of his or her respective share of the Death Proceeds. Each New Contract Owner will exercise all rights related to his or her share of the Death Proceeds, including the sole right to elect one of the Option(s) below, subject to any restrictions previously placed upon the New Contract Owner. Each New Contract Owner may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the Option chosen by the original New Contract Owner.

The Options available to the New Contract Owner will be determined by the applicable following Category in which the New Contract Owner is defined. An Option will be deemed to have been chosen on the day we receive written notification in a form satisfactory to us.

NEW CONTRACT OWNER CATEGORIES

CATEGORY 1. If your spouse (or Annuitant's spouse in the case of a grantor trust-owned Contract) is the sole New Contract Owner of the entire Contract, your spouse must choose from among the death settlement Options A, B, C, D, or E described below. If he or she does not choose one of these Options, then Option D will apply.

CATEGORY 2. If the New Contract Owner is a living person who is not your spouse (or Annuitant's spouse in the case of a grantor trust-owned Contract), or there is more than one New Contract Owner, all of whom are living persons, each New Contract Owner must choose from among the death settlement Options A, B, C, or E described below. If a New Contract Owner does not choose one of these Options, then Option C will apply for that New Contract Owner.

CATEGORY 3. If there are one or more New Contract Owner(s) and at least one of the New Contract Owners is a non-living person such as a corporation or a trust, all New Contract Owners are considered to be non-living persons for purposes of the death settlement options. Each New Contract Owner must choose death settlement Option A or C described below. If a New Contract Owner does not choose one of these Options, then Option C will apply for that New Contract Owner.


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

The death settlement options we currently offer are:

OPTION A. The New Contract Owner may elect to receive the Death Proceeds in a lump sum.

OPTION B. The New Contract Owner may elect to apply the Death Proceeds to one of the Income Plans described above. Such income payments must begin within one year of the date of death and must be payable:

.. Over the life of the New Contract Owner; or

.. For a guaranteed payment period of at least 5 years (60 months), but not to exceed the life expectancy of the New Contract Owner; or

.. Over the life expectancy of the New Contract Owner with a guaranteed payment period of at least 5 years (60 months), but not to exceed the life expectancy of the New Contract Owner.

OPTION C. The New Contract Owner may elect to receive the Contract Value payable within 5 years of the date of death. The Contract Value, as of the date we receive the first Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date. Any excess amount of the Death Proceeds over the Contract Value on that date will be allocated to the Putnam Money Market Variable Sub-Account unless the New Contract Owner provides other allocation instructions.

The New Contract Owner may not make any additional purchase payments under this option. Withdrawal charges will be waived for any withdrawals made during the 5-year period after the date of death; however, amounts withdrawn may be subject to Market Value Adjustments. The New Contract Owner may exercise all rights set forth in the Transfers provision.

If the New Contract Owner dies before the Contract Value is completely withdrawn, the New Contract Owner's Beneficiary(ies) will receive the greater of the remaining Settlement Value or the remaining Contract Value within 5 years of the date of the original Contract Owner's death.

OPTION D. The New Contract Owner may elect to continue the Contract in the Accumulation Phase. If the Contract Owner was also the Annuitant, then the New Contract Owner will be the new Annuitant. This Option may only be exercised once per Contract. The Contract Value, as of the date we receive the first Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date.

Unless otherwise instructed by the continuing spouse, the excess, if any, of the Death Proceeds over the Contract Value will be allocated to the Sub-Accounts of the Variable Account. This excess will be allocated in proportion to your Contract Value in those Sub-Accounts as of the end of the Valuation Date that we receive the complete request for settlement except that any portion of this excess attributable to the Fixed Account Options will be allocated to the Putnam Money Market Variable Sub-Account.

Within 30 days after the date we determine the Death Proceeds, the New Contract Owner may transfer all or a portion of the excess of the Death Proceeds, if any, into any combination of Variable Sub-Accounts, the Standard Fixed Account and the Market Value Adjusted Fixed Account without incurring a transfer fee. Any such transfer does not count as one of the free transfers allowed each Contract Year and is subject to any minimum allocation amount specified in this Contract.

The New Contract Owner may make a single withdrawal of any amount within one year of the date of your death without incurring a Withdrawal CCharge; however, the amount withdrawn may be subject to a Market Value Adjustment and a 10% tax penalty if the New Contract Owner is under age 591/2.

OPTION E. For Nonqualified Contracts, the New Contract Owner may elect to make withdrawals at least annually of amounts greater than or equal to the "ANNUAL REQUIRED DISTRIBUTION" calculated for each Calendar Year. The first such withdrawal must occur within:

.. One year of the date of death;

.. The same calendar year as the date we receive the first Complete Request for Settlement; and

.. One withdrawal frequency. The New Contract Owner must select the withdrawal frequency (monthly, quarterly, semi-annual, or annual).

The New Contract Owner may make additional withdrawals, however, any such withdrawals will not be used to satisfy the minimum Annual Required Distribution amount of any subsequent calendar year.

The Annual Required Distributions will be treated as withdrawals for tax purposes, which means that for tax reporting purposes the withdrawals will be deemed to be taken from Contract earnings first. If the Death Proceeds had instead been applied to an Income Plan, the tax treatment would be different.
 Distributions under an Income Plan will be treated as part return of earnings and part return of principal to the extent of principal in your Contract. Consult with your tax advisor for the most appropriate option for your circumstances.

Once this option is elected and frequency of withdrawals is chosen, they cannot be changed by the New Contract Owner and become irrevocable.

In the calendar year in which the Death Proceeds were determined, the ANNUAL REQUIRED DISTRIBUTION is equal to the Death Proceeds divided by the "LIFE EXPECTANCY" of the New Contract Owner, and the result multiplied by a fraction that represents the portion of the calendar year remaining after the date the Death Proceeds were determined. The LIFE EXPECTANCY in that calendar year is equal to the life expectancy value from IRS Table V, based on the age of the New Contract Owner as of his or her birthday in the same calendar year.

In any subsequent calendar year, the ANNUAL REQUIRED DISTRIBUTION is equal to the Contract Value as of


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

December 31 of the prior year divided by the remaining Life Expectancy of the New Contract Owner. In each calendar year after the year in which the Death Proceeds were determined, the Life Expectancy of the Contract Owner is the Life Expectancy calculated in the previous calendar year minus 1 year. If the Life Expectancy is less than 1, the Annual Required Distribution is equal to the Contract Value.

If the New Contract Owner dies, the scheduled withdrawals will continue to be paid to the New Contract Owner's Beneficiary(ies).

We reserve the right to offer additional death settlement options.


DEATH OF ANNUITANT
If the Annuitant dies prior to the Payout Start Date, then the surviving Contract Owners will have the Options available to the New Contract Owner, determined by the applicable following category in which the New Contract Owner is defined, unless:

.. The Annuitant was also the Contract Owner, in which case the Death of Owner provisions above apply; or

.. The Contract Owner is a grantor trust not established by a business, in which case the Beneficiary(ies) will be deemed the New Contract Owners and the Death of Contract Owner provisions above will apply.

SURVIVING CONTRACT OWNER CATEGORIES

CATEGORY 1. If the Contract Owner is a living person, prior to the Annuitant's death, the Contract Owner must choose from among the death settlement Options A, B, or D described below. If the Contract Owner does not choose one of these Options, then Option D will apply.

CATEGORY 2. If the Contract Owner is a non-living person such as a corporation or a trust, the Contract Owner must choose from death settlement Options A or C described below. If the Contract Owner does not choose one of these Options, then Option C will apply.

The death settlement options we currently offer are:

OPTION A. The Contract Owner may elect to receive the Death Proceeds in a lump sum.

OPTION B. The Contract Owner may elect to apply the Death Proceeds to one of the Income Plans described above. Such income payments must begin within one year of the date of death.

OPTION C. The Contract Owner may elect to receive the Contract Value payable within 5 years of the date of death. The Contract Value, as of the date we receive the first Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date. Any excess amount of the Death Proceeds over the Contract Value on that date will be allocated to the Putnam Money Market Variable Sub-Account unless the Contract Owner provides other allocation instructions.

The Contract Owner may not make any additional purchase payments under this option. Withdrawal charges will be waived for any withdrawals made during the 5-year period after the date of death; however, amounts withdrawn may be subject to Market Value Adjustments. The Contract Owner may exercise all rights set forth in the Transfers provision.

OPTION D. The Contract Owner may elect to continue the Contract and the youngest Contract Owner will become the new Annuitant. The Contract Value of the continued Contract will not be adjusted to equal the Death Proceeds.

QUALIFIED CONTRACTS

The death settlement options for qualified plans, including IRAs, may be different to conform with the individual tax requirements of each type of qualified plan. Please refer to your Endorsement for IRA plans, if applicable, for additional information on your death settlement options. In the case of certain qualified plans, the terms of the plans may govern the right to benefits, regardless of the terms of the Contract.

We reserve the right to offer additional death settlement options.

SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION AND DEATH OF CO-ANNUITANT

We offer a Spousal Protection Benefit (Co-Annuitant) Option that may be added to your Contract subject to the following conditions:

.. The Contract must be an IRA contract.

.. The Contract Owner's spouse must be the sole Primary Beneficiary of the Contract and will be the named Co-Annuitant.

.. Both the Contract Owner and the Co-Annuitant must be age 79 or younger on the Rider Application Date.

.. The option may only be added when we issue the Contract or within 6 months of the Contract Owner's marriage. We may require proof of marriage in a form satisfactory to us.

Under the Spousal Protection Benefit Option, the Co-Annuitant will be considered to be an Annuitant under the Contract during the Accumulation Phase except that the Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start Date or upon the death of the Co-Annuitant.

You may change the Co-Annuitant to a new spouse only if you provide proof of remarriage in a form satisfactory to us.

There is currently no charge for this option. We reserve the right to assess a mortality and expense risk charge in the future, however it will never exceed 0.15%. Once this option is added to your Contract, we guarantee that we


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will not increase what we charge you for this option.

The option will terminate and the corresponding mortality and expense risk charge will cease on the earliest of the following to occur:

.. upon the death of the Co-Annuitant (as of the date we determine the Death
  Proceeds);

.. upon the death of the Contract Owner (as of the date we determine the Death
  Proceeds);on the date the Contract is terminated; or

.. on the Payout Start Date.

Once terminated, a new Spousal Protection Benefit Option cannot be added to the Contract.

DEATH OF CO-ANNUITANT. If the Co-Annuitant dies prior to the Payout Start Date, subject to the following conditions, the Contract will be continued according to Option D under the "Death of Owner" provision of your Contract:

.. The Co-Annuitant must have been your legal spouse on the date of his or her death; and

.. Option D of the "Death of Owner" provision of your Contract has not previously been exercised.

The Contract may only be continued once under Option D under the "Death of Owner" provision. For a description of Option D, see the "Death of Owner" section of this prospectus.


MORE INFORMATION
--------------------------------------------------------------------------------


ALLSTATE
Allstate is the issuer of the Contract. Allstate is an Illinois stock life insurance company organized in 1957.

Allstate is licensed to operate in the District of Columbia, Puerto Rico, and all states except New York. We intend to offer the Contract in those jurisdictions in which we are licensed. Our home office is located at 3100 Sanders Road, Northbrook, Illinois, 60062.

Allstate is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company incorporated under the laws of Illinois. All of the outstanding capital stock of Allstate Insurance Company is owned by The Allstate Corporation.

Independent rating agencies regularly evaluate life insurers' claims-paying ability, quality of investments, and overall stability. A.M. Best Company assigns an A+ (Superior) to Allstate. Standard & Poor's assigns an AA+ (Very Strong) financial strength rating and Moody's Investors Services assigns an Aa2 (Excellent) financial strength rating to Allstate. These ratings do not reflect the investment performance of the Variable Account. We may from time to time advertise these ratings in our sales literature.


VARIABLE ACCOUNT
Allstate established the Allstate Life Insurance Company Separate Account A on January 27, 1999. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Allstate.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under Illinois law. That means we account for the Variable Account's income, gains and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Allstate.

The Variable Account consists of multiple Variable Sub-Accounts, each of which invests in a corresponding Fund. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Funds. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.


THE FUNDS
DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. We automatically reinvest all dividends and capital gains distributions from the Funds in shares of the distributing Funds at their net asset value.

VOTING PRIVILEGES. As a general matter, you do not have a direct right to vote the shares of the Funds held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Funds that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract Owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract Owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Fund as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserve for such Contract allocated to the applicable Sub-Account by the net asset value per share of the corresponding Fund. The votes decrease as income


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

payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro-rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Fund shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.

CHANGES IN FUNDS. If the shares of any of the Funds are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Fund and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in additional underlying funds. We will notify you in advance of any change.

CONFLICTS OF INTEREST. The Funds sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Fund. The board of directors/ trustees of the Funds monitors for possible conflicts among separate accounts buying shares of the Funds. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, the Funds' board of directors/trustees may require a separate account to withdraw its participation in a Fund. A Fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.


THE CONTRACT
DISTRIBUTION. Allstate Distributors, L.L.C. ("Allstate Distributors"), a broker-dealer jointly owned by Allstate and Putnam Investments, will serve as principal underwriter of the Contracts. Allstate Distributors is a registered broker dealer under the Securities and Exchange Act of 1934, as amended, ("Exchange Act") and a member of the National Association of Securities Dealers, Inc. Contracts are sold by registered representatives of unaffiliated broker-dealers or bank employees who are licensed insurance agents appointed by Allstate, either individually or through an incorporated insurance agency and have entered into a selling agreement with Allstate Distributors to sell the Contract.

We will pay commissions to broker-dealers who sell the Contracts. Commissions paid may vary, but we estimate that the total commission paid on all Contract sales will not exceed 8.5% of all purchase payments. From time to time, we may pay or permit other promotional incentives, in cash or credit or other compensation. The commission is intended to cover distribution expenses. Contracts may be sold by representatives or employees of banks.

Allstate may pay Allstate Distributors a commission for distribution of the Contracts. The underwriting agreement with Allstate Distributors provides that we will reimburse Allstate Distributors for expenses incurred in distributing the Contracts, including any liability to Contract Owners arising out of services rendered or Contracts issued.

For Putnam Allstate Advisor Contracts issued to employees of Allstate and certain other eligible organizations, and in lieu of Allstate paying any commissions on sales of those Contracts, the Contract Owner will receive a credit of 6% of the amount of each purchase payment that will be applied to each purchase payment. Allstate will allocate this credit in the same allocation as your most recent instruction. If you exercise your Right to Cancel your Contract as described in this prospectus, we will return to you the amount you would have received had there been no credit. Unless we are required by law to return your purchase payments, this amount also will include any charges deducted that reduced your Contract Value prior to cancellation, plus any investment gain on the credit. The credit may not be available in all states. We do not consider the credit to be an "investment in the contract" for income tax purposes.

ADMINISTRATION. We have primary responsibility for all administration of the Contracts and the Variable Account.

We provide the following administrative services, among others:

.. issuance of the Contracts;

.. maintenance of Contract Owner records;

.. Contract Owner services;

.. calculation of unit values;

.. maintenance of the Variable Account; and

.. preparation of Contract Owner reports.

We will send you Contract statements and transaction confirmations at least annually. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.

 We will also provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.


TAX QUALIFIED PLANS
If you use the Contract with a qualified plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information.


LEGAL MATTERS
Foley & Lardner, Washington, D.C., has advised Allstate on certain federal securities law matters. All matters of Illinois law pertaining to the Contracts, including the validity of the Contracts and Allstate's right to issue such Contracts under Illinois insurance law, have been passed upon by Michael J. Velotta, General Counsel of Allstate.

TAXES
--------------------------------------------------------------------------------

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. Allstate MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.


TAXATION OF ALLSTATE LIFE INSURANCE
COMPANY
Allstate is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code. Since the Variable Account is not an entity separate from Allstate, and its operations form a part of Allstate, it will not be taxed separately as a "Regulated Investment Company" under Subchapter M of the Code. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Allstate believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Allstate does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Allstate does not intend to make provisions for any such taxes. If Allstate is taxed on investment income or capital gains of the Variable Account, then Allstate may impose a charge against the Variable Account in order to make provision for such taxes.


TAXATION OF ANNUITIES IN GENERAL
TAX DEFERRAL. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

1. the owner is a natural person,

2. the investments of the Variable Account are "adequately diversified"according to Treasury Department regulations, and

3. Allstate is considered the owner of the Variable Account assets for federal income tax purposes.

NON-NATURAL OWNERS. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the owner during the taxable year.

EXCEPTIONS TO THE NON-NATURAL OWNER RULE. There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the Contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) Contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain Qualified Contracts; (3) Contracts purchased by employers upon the termination of certain qualified plans; (4) certain Contracts used in connection with structured settlement agreements, and (5) immediate annuity Contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the owner during the taxable year. Although Allstate does not have control over the Funds or their investments, we expect the Funds to meet the diversification requirements.

OWNERSHIP TREATMENT. The IRS has stated that a Contract Owner will be considered the owner of Variable Account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the Variable Account investments may cause a Contract Owner to be treated as the owner of the Variable Account. The Treasury Department also stated that future guidance would be issued regarding the extent that Owners could direct sub-account investments without being treated as Owners of the underlying assets of the Variable Account.

Your rights under the Contract are different than those described by the IRS in rulings in which it found that Contract Owners were not Owners of separate account assets. For example, you have the choice to allocate premiums and Contract Values among a broader selection of investment alternatives. Also, you may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Allstate does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.

TAXATION OF PARTIAL AND FULL WITHDRAWALS. If you make a partial withdrawal under a Non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a full withdrawal under a Non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.

TAXATION OF ANNUITY PAYMENTS. Generally, the rule for income taxation of annuity payments received from a Non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. The Federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.

TAXATION OF LEVEL MONTHLY VARIABLE ANNUITY PAYMENTS. You may have an option to elect a variable income payment stream consisting of level monthly payments that are recalculated annually. Although we will report your levelized payments to the IRS in the year distributed, it is possible the IRS could determine that receipt of the first monthly payout of each annual amount is constructive receipt of the entire annual amount. If the IRS were to take this position, the taxable amount of your levelized payments would be accelerated to the time of the first monthly payout and reported in the tax year in which the first monthly payout is received.

WITHDRAWALS AFTER THE PAYOUT START DATE. Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date.
 It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.

DISTRIBUTION AT DEATH RULES. In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

.. if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Owner's death;

.. if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Owner's death. These requirements are satisfied if any portion of the Contract Owner's interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Owner's death. If the Contract
  Owner's designated Beneficiary is the surviving spouse of the Owner, the Contract may be continued with the surviving spouse as the new Contract Owner.

.. if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract owned by a non-natural person will be treated as the death of the Contract Owner.

TAXATION OF ANNUITY DEATH BENEFITS. Death Benefit amounts are included in income as follows:

1. if distributed in a lump sum, the amounts are taxed in the same manner as a full withdrawal, or

2. if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.

PENALTY TAX ON PREMATURE DISTRIBUTIONS. A 10% penalty tax applies to the taxable amount of any premature distribution from a Non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 591/2. However, no penalty tax is incurred on distributions:

1. made on or after the date the Contract Owner attains age 591/2,

2. made as a result of the Contract Owner's death or becoming totally disabled,

3. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Contract beneficiary,

4. made under an immediate annuity, or

5. attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

SUBSTANTIALLY EQUAL PERIODIC PAYMENTS. With respect to Non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner's attaining age 591/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. You should consult a competent tax advisor prior to taking a withdrawal.

TAX FREE EXCHANGES UNDER IRC SECTION 1035. A 1035 exchange is a tax-free exchange of a Non-Qualified life insurance contract, endowment contract or annuity contract for a new Non-Qualified annuity contract. The Contract Owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them.

TAXATION OF OWNERSHIP CHANGES. If you transfer a Non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Except for certain Qualified Contracts, any amount you receive as a loan under a Contract, and any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax. Currently we do not allow assignments.

AGGREGATION OF ANNUITY CONTRACTS. The Code requires that all Non-qualified deferred annuity contracts issued by Allstate (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.


INCOME TAX WITHHOLDING
Generally, Allstate is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Allstate is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.


TAX QUALIFIED CONTRACTS
The income on qualified plan and IRA investments is tax deferred, and the income on variable annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity in a qualified plan or IRA. Contracts may be used as investments with certain qualified plans such as:

.. Individual Retirement Annuities or Accounts (IRAs) under Section 408 of the
  Code;

.. Roth IRAs under Section 408A of the Code;

.. Simplified Employee Pension Plans under Section 408(k) of the Code;

.. Savings Incentive Match Plans for Employees (SIMPLE) Plans under Section
  408(p) of the Code;

.. Tax Sheltered Annuities under Section 403(b) of the Code;

.. Corporate and Self Employed Pension and Profit Sharing Plans under Sections
  401 and 403; and

.. State and Local Government and Tax-Exempt Organization Deferred Compensation
  Plans under Section 457.

The Contract may be used with several types of qualified plans. Allstate reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed above or to modify the Contract to conform with tax requirements. The tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and distributions that do not conform to specified commencement and minimum distribution rules.

In the case of certain qualified plans, the terms of the plans may govern the right to benefits, regardless of the terms of the Contract.

TAXATION OF WITHDRAWALS FROM A QUALIFIED CONTRACT. If you make a partial withdrawal under a Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions, after tax contributions to qualified plans) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and all tax reporting of distributions from qualified contracts other than Roth IRAs will indicate that the distribution is fully taxable.

"Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

.. made on or after the date the Contract Owner attains age 591/2,

.. made to a beneficiary after the Contract Owner's death,

.. attributable to the Contract Owner being disabled, or

.. made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions. All tax reporting of distributions from Roth IRAs will indicate that the taxable amount is not determined.

REQUIRED MINIMUM DISTRIBUTIONS. Generally, qualified plans require minimum distributions upon reaching age 701/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the contract. Not all income plans offered under this annuity contract satisfy the requirements for minimum distributions. Because these distributions are required under the code and the method of calculation is complex, please see a competent tax advisor.

THE DEATH BENEFIT AND QUALIFIED CONTRACTS. Pursuant to the Code and IRS regulations, an IRA may not invest in life insurance contracts. However, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may provide a death benefit that equals the greater of the purchase payments or the Contract Value.
 The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. It is possible that the Death Benefit could be viewed as violating the prohibition on investment in life insurance contracts, with the result that the Contract would not satisfy the requirements of an IRA. We believe that these regulations do not prohibit all forms of optional death benefits.

It is also possible that the certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract Owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified plans, such as in connection with a 403(b) plan.

PENALTY TAX ON PREMATURE DISTRIBUTIONS FROM QUALIFIED CONTRACTS. A 10% penalty tax applies to the taxable amount of any premature distribution from a Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 591/2. However, no penalty tax is incurred on distributions:

1. made on or after the date the Contract Owner attains age 591/2,

2. made as a result of the Contract Owner's death or total disability,

3. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Contract beneficiary,

4. made pursuant to an IRS levy,

5. made for certain medical expenses,

6. made to pay for health insurance premiums while unemployed (only applies for IRAs),

7. made for qualified higher education expenses (only applies for IRAs), and

8. made for a first time home purchase (up to a $10,000 lifetime limit and only applies for IRAs).

During the first 2 years of the individual's participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

SUBSTANTIALLY EQUAL PERIODIC PAYMENTS ON QUALIFIED CONTRACTS. With respect to Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer's attaining age 591/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. You should consult a competent tax advisor prior to taking a withdrawal.

INCOME TAX WITHHOLDING ON QUALIFIED CONTRACTS. Generally, Allstate is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered "eligible rollover distributions."

The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Allstate is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Qualified Contracts, excluding IRAs, with the exception of:

1. required minimum distributions, or

2. a series of substantially equal periodic payments made over a period of at least 10 years, or,

3. a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

4. hardship distributions.

For all annuitized distributions that are not subject to the 20% withholding requirement, Allstate is required to withhold federal income tax using the wage withholding rates from all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity.

ROTH INDIVIDUAL RETIREMENT ANNUITIES. Section 408A of the Code permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.

Subject to certain limitations, a traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions.

SIMPLIFIED EMPLOYEE PENSION PLANS. Section 408(k) of the Code allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.

SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE PLANS). Sections 408(p) and 401(k) of the Code allow eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees. SIMPLE plans may be structured as a SIMPLE retirement account using an IRA or as a Section 401(k) qualified cash or deferred arrangement. In general, a SIMPLE plan consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to use the Contract in conjunction with SIMPLE plans should seek competent tax and legal advice.

TO DETERMINE IF YOU ARE ELIGIBLE TO CONTRIBUTE TO ANY OF THE ABOVE LISTED IRAS (TRADITIONAL, ROTH, SEP, OR SIMPLE), PLEASE REFER TO IRS PUBLICATION 590 AND YOUR COMPETENT TAX ADVISOR.

TAX SHELTERED ANNUITIES. Section 403(b) of the Tax Code provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

.. attains age 591/2,

.. separates from service,

.. dies,

.. becomes disabled, or

.. incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

These limitations do not apply to withdrawals where Allstate is directed to transfer some or all of the contract value to another 403(b) plan.

CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax favored retirement plans for employees. Self-employed individuals may establish tax favored retirement plans for themselves and their employees. Such retirement plans (commonly referred to as "H.R.10" or "Keogh") may permit the purchase of annuity contracts.

STATE AND LOCAL GOVERNMENT AND TAX-EXEMPT ORGANIZATION DEFERRED COMPENSATION PLANS. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. In eligible governmental plans, all assets and income must be held in a trust/ custodial account/annuity contract for the exclusive benefit of the participants and their beneficiaries. To the extent the Contracts are used in connection with a non-governmental eligible plan, employees are considered general creditors of the employer and the employer as owner of the Contract has the sole right to the proceeds of the Contract. Under eligible 457 plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan.


PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

We may advertise the performance of the Variable Sub-Accounts, including yield and total return information. Total return represents the change, over a specified period of time, in the value of an investment in a Variable Sub-Account after reinvesting all income distributions. Yield refers to the income generated by an investment in a Variable Sub-Account over a specified period.

All performance advertisements will include, as applicable, standardized yield and total return figures that reflect insurance charges, administrative expense charges, withdrawal charges, contract maintenance charges and the Credit Enhancement for PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS.

Performance advertisements also may include total return figures that reflect the deduction of insurance charges, but not withdrawal charges. However, any total return figures that reflect the Credit Enhancement will also reflect applicable withdrawal charges to the extent required. The deduction of such charges would reduce the performance shown. In addition, performance advertisements may include aggregate, average, year-by-year, or other types of total return figures.

Performance information for periods prior to the inception date of the Variable Sub-Accounts will be based on the historical performance of the corresponding Funds for the periods beginning with the inception dates of the Funds and adjusted to reflect current Contract expenses. You should not interpret these figures to reflect actual historical performance of the Variable Account.

We may include in advertising and sales materials tax deferred compounding charts and other hypothetical illustrations that compare currently taxable and tax deferred investment programs based on selected tax brackets. Our advertisements also may compare the performance of our Variable Sub-Accounts with: (a) certain unmanaged market indices, including but not limited to the Dow Jones Industrial Average, the Standard & Poor's 500, and the Shearson Lehman Bond Index; and/or (b) other management investment companies with investment objectives similar to the underlying funds being compared. In addition, our advertisements may include the performance ranking assigned by various publications, including the Wall Street Journal, Forbes, Fortune, Money, Barron's, Business Week, USA Today, and statistical services, including Lipper Analytical Services Mutual Fund Survey, Lipper Annuity and Closed End Survey, the Variable Annuity Research Data Survey, and SEI.

STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                 PAGE

--------------------------------------------------------------------------------
  Additions, Deletions, or Substitutions of Investments
--------------------------------------------------------------------------------
  The Contracts
--------------------------------------------------------------------------------
  Performance Information
--------------------------------------------------------------------------------
  Calculation of Accumulation Unit Values
--------------------------------------------------------------------------------
  Calculation of Variable Income Payments
--------------------------------------------------------------------------------
  General Matters
--------------------------------------------------------------------------------

                                 PAGE

--------------------------------------------------------------------------------
  Experts
--------------------------------------------------------------------------------
  Financial Statements
--------------------------------------------------------------------------------
  Appendix A                     A-1
--------------------------------------------------------------------------------
  Appendix B                     B-1
--------------------------------------------------------------------------------
  Appendix C                      C-1
--------------------------------------------------------------------------------
  Appendix D                     D-1
--------------------------------------------------------------------------------
  Appendix E                     E-1
--------------------------------------------------------------------------------
THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.

APPENDIX A                                                          PUTNAM
ALLSTATE ADVISOR CONTRACT COMPARISON CHART


Feature                                          Advisor               Advisor Plus                               Advisor Preferred
------------------------------------------------------------------------------------------------------------------------------------

                                                                                            5-year Withdrawal     3-year WithdrawaWi
                                                                                              Charge Option         Charge Option

------------------------------------------------------------------------------------------------------------------------------------
Fixed Account Options                     - Standard Fixed        - Standard Fixed        - Standard Fixed        - Standard Fixed
                                          Account Option* with    Account Option* with    Account Option* with    Account Option*
                                          1, 3, 5, and 7 year     1, 3, 5, and 7 year     1, 3 and 5 year         with 1 and 3 year
                                          Guarantee Periods       Guarantee Periods       Guarantee Periods       Guarantee Periods
                                          - Market Value          - Market Value          - Market Value          - Market Value
                                          Adjusted Fixed Account  Adjusted Fixed Account  Adjusted Fixed Account  Adjusted Fixed
                                          Option** with 3, 5, 7,  Option** with 3, 5, 7,  Option** with 3, 5, 7,  Account Option**
                                          and 10-year Guarantee   and 10-year Guarantee   and 10-year Guarantee   with 3, 5, 7, and
                                          Periods                 Periods                 Periods                 10-year Guarantee
                                          - Dollar Cost           - Dollar Cost           - Dollar Cost           Periods
                                          Averaging Fixed         Averaging Fixed         Averaging Fixed         - Dollar Cost
                                          Account Options with 3  Account Options with 3  Account Options with 3  Averaging Fixed
                                          to 12 month Transfer    to 12 month Transfer    to 12 month Transfer    Account Options
                                          Periods                 Periods                 Periods                 with 3 to 12 month
                                                                                                                  Transfer Periods

                                          ------------------------------------------------------------------------------------------
Credit Enhancement                        None                    up to 5% depending on   None                    None
                                                                  issue age and amount
                                                                  of purchase payments
------------------------------------------------------------------------------------------------------------------------------------
Mortality and Expense Risk Charge (Base   1.10%                   1.40%                   1.40%                   1.50%
Contract)
------------------------------------------------------------------------------------------------------------------------------------
Withdrawal Charge (% of purchase           7/ 7/ 6/ 5/ 4/ 3/ 2    8.5/ 8.5/ 8.5/ 7.5/      7/ 6/ 5/ 4/ 3           7/ 6/ 5
payment)                                                          6.5/ 5.5/ 4/2.5

------------------------------------------------------------------------------------------------------------------------------------
Withdrawal Charge Waivers                 Confinement, Terminal   Confinement, Terminal   Confinement, Terminal   Confinement,
                                          Illness, Unemployment   Illness, Unemployment   Illness, Unemployment   Terminal Illness,
                                                                                                                  Unemployment
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

* Standard Fixed Account Option Guarantee Periods of 3, 5, and 7 years only available in states where the Market Value Adjusted Fixed Account Option is not available.

**  Market Value Adjusted Fixed Account Option not available in all states.



The Fixed Account Options available depend on the type of Contract you have purchased and the state in which your Contract was issued. The following tables summarize the availability of the Fixed Account Options in general. Please check with your representative for specific details for your state.

                                                      DCA Fixed Account Option
------------------------------------------------------------------------------------------------------------------------------------
                  ADVISOR        ADVISORPLUS        ADVISORPREFERRED


------------------------------------------------------------------------------------------------------------------------------------
                                                                   5-YEARWITHDRAWALCHARGEOPTION   3-YEARWITHDRAWALCHARGEOPTION
                                                    ----------------------------------------------------------------------------
TRANSFER PERIODS        6-month            6-month                 6-month                        6-month

--------------------------------------------------------------------------------------------------------------------------------
                       12-month           12-month                12-month                       12-month
                  --------------------------------------------------------------------------------------------------------------
                                                      DCA Fixed Account Option
------------------------------------------------------------------------------------------------------------------------------------
                   NOWITHDRAWALCHARGEOPTION
--------------------------------------------
TRANSFER PERIODS                        N/A
                  --------------------------
------------------                      N/A
                  --------------------------

                              STANDARD FIXED ACCOUNT OPTION (SOME OPTIONS NOT AVAILABLE IN ALL STATES)
------------------------------------------------------------------------------------------------------------------------------------
                   ADVISOR        ADVISORPLUS        ADVISORPREFERRED


                   -----------------------------------------------------------------------------------------------------------------
                                                                    5-YEARWITHDRAWALCHARGEOPTION    3-YEARWITHDRAWALCHARGEOPTION
                                                     -----------------------------------------------------------------------------

GUARANTEE PERIODS        1-year             1-year                  1-year                          1-year




----------------------------------------------------------------------------------------------------------------------------------
                         3-year*            3-year*                 3-year*                         3-year*
                   ---------------------------------------------------------------------------------------------------------------
                         5-year*            5-year*                 5-year*                       N/A
                   ---------------------------------------------------------------------------------------------------------------
                         7-year*            7-year*               N/A                             N/A
                   ---------------------------------------------------------------------------------------------------------------
                              STANDARD FIXED ACCOUNT OPTION (SOME OPTIONS NOT AVAILABLE IN ALL STATES)
------------------------------------------------------------------------------------------------------------------------------------
                    NOWITHDRAWALCHARGEOPTION
                   --------------------------
                                         N/A
GUARANTEE PERIODS  --------------------------
                                         N/A
                   --------------------------
                                         N/A
                   --------------------------
-------------------                      N/A
                   --------------------------



* Available only in states where the MVA Fixed Account Option is not offered.


                                      MVA FIXED ACCOUNT OPTION (NOT AVAILABLE IN ALL STATES)**
------------------------------------------------------------------------------------------------------------------------------------
                   ADVISOR       ADVISORPLUS       ADVISORPREFERRED


                   -----------------------------------------------------------------------------------------------------------------
                                                                  5-YEARWITHDRAWALCHARGEOPTION   3-YEARWITHDRAWALCHARGEOPTION
                                                   ----------------------------------------------------------------------------
GUARANTEE PERIODS        3-year            3-year                 3-year                         3-year




-------------------------------------------------------------------------------------------------------------------------------
                         5-year            5-year                 5-year                         5-year
                   ------------------------------------------------------------------------------------------------------------
                         7-year            7-year                 7-year                         7-year
                   ------------------------------------------------------------------------------------------------------------
                        10-year           10-year                10-year                        10-year
                   ------------------------------------------------------------------------------------------------------------
                                      MVA FIXED ACCOUNT OPTION (NOT AVAILABLE IN ALL STATES)**
------------------------------------------------------------------------------------------------------------------------------------
                    NOWITHDRAWALCHARGEOPTION
                   -------------------------------
GUARANTEE PERIODS                          3-year
                   -------------------------------
                                           5-year
                   -------------------------------
                                           7-year
--------------------------------------------------
                                          10-year
                   -------------------------------



** Not available in states where the 3-, 5-, or 7-year Standard Fixed Account
   Options are offered.

APPENDIX B - MARKET VALUE ADJUSTMENT
--------------------------------------------------------------------------------

The Market Value Adjustment is based on the following:

 I                                                    =    the Treasury Rate for a maturity equal to the term length of the
                                                           Guarantee Period Account for the week preceding the establishment of the Guarantee Period Account;
J                                                     =    the Treasury Rate for a maturity equal to the term length of the
                                                           Guarantee Period Account for the week preceding the date amounts are transferred or withdrawn from the Guarantee Period Account, the date we determine the Death Proceeds, or the Payout Start Date, as the
                                                           case may be ("Market Value Adjustment Date").
N                                                     =    the number of whole and partial years from the Market Value
                                                           Adjustment Date to the expiration of the term length of the Guarantee
                                                           Period Account.


Treasury Rate means the U.S. Treasury Note Constant Maturity yield as reported in Federal Reserve Bulletin Release H.15. If such yields cease to be available in Federal Reserve Bulletin Release H.15, then we will use an alternate source for such information in our discretion.

The Market Value Adjustment factor is determined from the following formula:

                            .9 X [I-(J + .0025)] X N

To determine the Market Value Adjustment, we will multiply the Market Value Adjustment factor by the amount transferred, withdrawn, paid as Death Proceeds, or applied to an Income Plan from a Guarantee Period Account of the Market Value Adjusted Fixed Account at any time other than during the 30 day period after such Guarantee Period Account expires.NOTE: These examples assume that premium taxes are not applicable.

                        EXAMPLES OF MARKET VALUE ADJUSTMENT
      Purchase Payment:  $10,000 allocated to a Guarantee Period Account of the
                         Market Value Adjusted Fixed Account
      Guarantee Period:  5 years
      Interest Rate:     4.50%
      Full Withdrawal:   End of Contract Year 3
      Contract:          Putnam Allstate Advisor*


 EXAMPLE 1: (ASSUMES DECLINING INTEREST
RATES)

Step 1: Calculate Contract Value at End of   = $10,000.00 X (1.045) TO THE
Contract Year 3:                             POWER OF 3 = $11,411.66
Step 2: Calculate the Free Withdrawal        = .15 X $10,000 = $1500
Amount:
Step 3: Calculate the Withdrawal Charge:     = .06 X ($10,000 - $1,500) = $510
Step 4: Calculate the Market Value           I   =   4.50%
Adjustment:                                  J   =   4.20%
                                                      730 DAYS
                                             N  =   --------   =   2
                                                      365 DAYS
                                             Market Value Adjustment Factor: .9
                                             X [I - (J + .0025)] X N
                                             = .9 X [.045 - (.042 + .0025)] X 2
                                             = .0009
                                             Market Value Adjustment = Market
                                             Value Adjustment Factor X Amount
                                             Subject To Market Value
                                             Adjustment:
                                             = .0009 X $11,411.66  = $10.27
Step 5: Calculate the amount received by      = $11,411.66 - $510 + $10.27 =
Contract owner as a result of full           $10,911.93
withdrawal at the end of Contract Year 3:


EXAMPLE 2: (ASSUMES RISING INTEREST RATES)
Step 1: Calculate Contract Value at End of Contract Year 3:        = $10,000.00 X (1.045) To The Power Of 3 = $11,411.66
Step 2: Calculate The Free Withdrawal Amount:                     = .15 X $10,000 =  $1,500
Step 3: Calculate the Withdrawal Charge:                          = 0.6 X ($10,000 - $1,500) = $510
Step 4: Calculate the Market Value Adjustment:                    I   =   4.50%
                                                                  J   =   4.80%
                                                                           730 DAYS
                                                                  N  =    -----------   =   2
                                                                            365 DAYS
                                                                  Market Value Adjustment Factor: .9 X [I - (J + .0025)] X N
                                                                  = .9 X [(.045 - (.048 + .0025)] X (2) = -.0099
                                                                  Market Value Adjustment = Market Value Adjustment Factor X
                                                                  Amount Subject To Market Value Adjustment:
                                                                  = -.0099 X $11,411.66 = -($112.98)
Step    5: Calculate the amount received by Contract owner as a   = $11,411.66 - $510 -  $112.98 = $10,788.68
result of full withdrawal at the end of Contract Year 3:

* These examples assume the election of the PUTNAM ALLSTATE ADVISOR CONTRACT for the purpose of illustrating the Market Value Adjustment calculation. The amounts would be different under PUTNAM ALLSTATE ADVISOR PLUS and PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS, which have different expenses and withdrawal charges.

APPENDIX C                                                            EXAMPLE OF
CALCULATION OF INCOME PROTECTION BENEFIT
--------------------------------------------------------------------------------

Appendix C illustrates how we calculate the amount guaranteed under the Income Protection Benefit Option. Please remember that you are looking at an example only. Please also remember that the Income Protection Benefit Option may only be added to Income Plans 1 and/or 2, and only to those Income Plans for which you have selected variable income payments.

To illustrate the calculation of the amount guaranteed under the Income Protection Benefit Option, we assume the following:


Adjusted age of Annuitant on the Payout                        65
Start Date:
-------------------------------------------------------------------------------
Sex of Annuitant:                                            male
-------------------------------------------------------------------------------
Income Plan selected:                                           1
-------------------------------------------------------------------------------
Payment frequency:                                        monthly
Amount applied to variable income
payments under the Income Plan:                       $100,000.00





The example assumes that the withdrawal charge period has expired for all purchase payments. In accordance with the terms of the Contract, the following additional assumptions apply:

Assumed investment rate:              3%
-------------------------------------------------------------------------------
Guaranteed minimum variable income   85% of the initial variable amount income
 payment:                            value


STEP 1 -  CALCULATION OF THE INITIAL VARIABLE AMOUNT INCOME VALUE:

Using the assumptions stated above, the initial monthly income payment is $5.49 per $1,000 applied to variable income payments under Income Plan 1. Therefore, the initial variable amount income value = $100,000 X $5.49/1000 = $549.00.

STEP 2 - CALCULATION OF THE AMOUNT GUARANTEED UNDER THE INCOME PROTECTION BENEFIT OPTION:

guaranteed minimum variable income payment = 85% X initial variable amount income value = 85% X $549.00 = $466.65.

STEP 3 - ILLUSTRATION OF THE EFFECT OF THE MINIMUM PAYMENT GUARANTEE UNDER THE INCOME PROTECTION BENEFIT OPTION:

If in any month your variable income payments would fall below the amount guaranteed under the Income Protection Benefit Option, your payment for that month will equal the guaranteed minimum variable income payment. For example, you would receive $466.65 even if the amount of your monthly income payment would have been less than that as a result of declining investment experience. On the other hand, if your monthly income payment is greater than the minimum guaranteed $466.65, you would receive the greater amount.

APPENDIX D                                                    WITHDRAWAL
ADJUSTMENT EXAMPLE - INCOME BENEFITS*
--------------------------------------------------------------------------------

Issue Date: January 1, 2002


Initial Purchase Payment: $50,000 (For Putnam Allstate Advisor Plus Contracts, assume a $2,000 Credit Enhancement would apply assuming issue age 85 or younger (a $1,000 Credit Enhancement would apply assuming issue age 86-90))





                                                                             Income Benefit Amount

                                                                    -------Purchase-------------------------------5%-----------
                                                                        Payment Value                       Roll-Up Value

                               Beginning                Contract    ------------------------  Maximum    ----------------------
               Type of         Contract   Transaction  Value After  Advisor and             Anniversary  Advisor and
 Date         Occurence          Value      Amount      Occurence    Preferred      Plus       Value      Preferred     Plus

-------------------------------------------------------------------------------------------------------------------------------
1/1/03                          $55,000           _      $55,000      $50,000     $52,000     $55,000      $52,500     $54,600
         Contract Anniversary
-------------------------------------------------------------------------------------------------------------------------------
7/1/03    Partial Withdrawal    $60,000     $15,000      $45,000      $37,500     $39,000     $41,250      $40,347     $41,961
-------------------------------------------------------------------------------------------------------------------------------



The following shows how we compute the adjusted income benefits in the example above. Please note that the withdrawal adjustment reduces the Purchase Payment Value, the Maximum Anniversary Value and the 5% Roll-Up Value by the same proportion as the withdrawal reduces the Contract Value.



                                                                                               Advisor and Preferred     Plus
--------------------------------------------------------------------------------------------------------------------------------
PURCHASE PAYMENT VALUE INCOME BENEFIT
--------------------------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                               (a)           $15,000           $15,000
--------------------------------------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                                  (b)           $60,000           $60,000
--------------------------------------------------------------------------------------------------------------------------------
Value of Income Benefit Amount Immediately Prior to Partial Withdrawal                  (c)           $50,000           $52,000
--------------------------------------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                         [(a)/(b)]*(c)           $12,500           $13,000
--------------------------------------------------------------------------------------------------------------------------------
Adjusted Income Benefit                                                                               $37,500           $39,000
--------------------------------------------------------------------------------------------------------------------------------

MAXIMUM ANNIVERSARY VALUE INCOME BENEFIT
--------------------------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                               (a)           $15,000           $15,000
--------------------------------------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                                  (b)           $60,000           $60,000
--------------------------------------------------------------------------------------------------------------------------------
Value of Income Benefit Amount Immediately Prior to Partial Withdrawal                  (c)           $55,000           $55,000
--------------------------------------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                         [(a)/(b)]*(c)           $13,750           $13,750
--------------------------------------------------------------------------------------------------------------------------------
Adjusted Income Benefit                                                                               $41,250           $41,250
--------------------------------------------------------------------------------------------------------------------------------

5 % ROLL-UP VALUE INCOME BENEFIT
--------------------------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                               (a)           $15,000           $15,000
--------------------------------------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                                  (b)           $60,000           $60,000
--------------------------------------------------------------------------------------------------------------------------------
Value of Income Benefit Amount Immediately Prior to Partial Withdrawal                  (c)           $53,796           $55,948
(assumes half years worth of interest on $52,500 and $54,600, respectively)
--------------------------------------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                         [(a)/(b)]*(c)           $13,599           $14,066
--------------------------------------------------------------------------------------------------------------------------------
Adjusted Income Benefit                                                                               $40,197           $41,882
--------------------------------------------------------------------------------------------------------------------------------



 * For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values and Maximum Anniversary Value for all Contracts, net of applicable fees and charges. Actual income benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the PUTNAM ALLSTATE ADVISOR PLUS CONTRACT. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.

APPENDIX E                                                    WITHDRAWAL
ADJUSTMENT EXAMPLE - DEATH BENEFITS*
--------------------------------------------------------------------------------

Issue Date: January 1, 2002


Initial Purchase Payment: $50,000 (For PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS, assume a $2,000 Credit Enhancement would apply assuming issue age 85 or younger (a $1,000 Credit Enhancement would apply assuming issue age 86-90))



                                                                            Death Benefit Amount

                                                                    -------Purchase----------------------------Enhanced--------
                                                                        Payment Value                     Beneficiary Value

                               Beginning                Contract    ------------------------  Maximum    ----------------------
               Type of         Contract   Transaction  Value After  Advisor and             Anniversary  Advisor and
 Date         Occurence          Value      Amount      Occurence    Preferred      Plus       Value      Preferred     Plus

-------------------------------------------------------------------------------------------------------------------------------
1/1/03   Contract Anniversary   $55,000           _      $55,000      $50,000     $52,000     $55,000      $52,500     $54,600
-------------------------------------------------------------------------------------------------------------------------------
7/1/03    Partial Withdrawal    $60,000     $15,000      $45,000      $35,000     $37,000     $41,250      $40,347     $41,961
-------------------------------------------------------------------------------------------------------------------------------



The following shows how we compute the adjusted death benefits in the example above. Please note that the Purchase Payment Value is reduced by the amount of the withdrawal, whereas the withdrawal adjustment reduces the Maximum Anniversary Value and Enhanced Beneficiary Value by the same proportion as the withdrawal reduces the Contract Value.



                                                         Advisor and
                                                          Preferred     Plus
-------------------------------------------------------------------------------
PURCHASE PAYMENT VALUE DEATH BENEFIT
-------------------------------------------------------------------------------
Partial Withdrawal Amount                                  $15,000     $15,000
-------------------------------------------------------------------------------
Contract Value Immediately Prior to                        $60,000     $60,000
Partial Withdrawal
-------------------------------------------------------------------------------
Value of Death Benefit Amount
Immediately Prior to Partial                               $50,000     $52,000
Withdrawal
-------------------------------------------------------------------------------
Adjusted Death Benefit                                     $37,500     $39,000
-------------------------------------------------------------------------------

MAV DEATH BENEFIT
-------------------------------------------------------------------------------
Partial Withdrawal Amount                         (a)      $15,000     $15,000
-------------------------------------------------------------------------------
Contract Value Immediately Prior to               (b)      $60,000     $60,000
Partial Withdrawal
-------------------------------------------------------------------------------
Value of Death Benefit Amount
Immediately Prior to Partial                      (c)      $55,000     $55,000
Withdrawal
-------------------------------------------------------------------------------
Withdrawal Adjustment                   [(a)/(b)]*(c)      $13,750     $13,750
-------------------------------------------------------------------------------
Adjusted Death Benefit                                     $41,250     $41,250
-------------------------------------------------------------------------------

ENHANCED BENEFICIARY PROTECTION
(ANNUAL INCREASE) BENEFIT
-------------------------------------------------------------------------------
Partial Withdrawal Amount                         (a)      $15,000     $15,000
-------------------------------------------------------------------------------
Contract Value Immediately Prior to               (b)      $60,000     $60,000
Partial Withdrawal
-------------------------------------------------------------------------------
Value of Death Benefit Amount
Immediately Prior to Partial
Withdrawal (assumes half years worth
of interest on $52,500 and $54,600,               (c)      $53,796     $55,948
respectively)
-------------------------------------------------------------------------------
Withdrawal Adjustment                   [(a)/(b)]*(c)      $13,449     $13,987
-------------------------------------------------------------------------------
Adjusted Death Benefit                                     $40,347     $41,961
-------------------------------------------------------------------------------



 * For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values and Maximum Anniversary Value for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the PUTNAM ALLSTATE ADVISOR PLUS CONTRACT. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.

APPENDIX F                                                   CALCULATION OF
EARNINGS PROTECTION DEATH BENEFIT*
--------------------------------------------------------------------------------

The following are examples of the Earnings Protection Death Benefit Option. For illustrative purposes, the examples assume Earnings in each case. Please remember that you are looking at examples and that your investment performance may be greater or lower than the figures shown.

EXAMPLE 1: ELECTED WHEN CONTRACT WAS ISSUED WITHOUT ANY SUBSEQUENT ADDITIONS OR WITHDRAWALS

In this example, assume that the oldest Contract Owner is age 55 on the Rider Application Date and elects the Earnings Protection Death Benefit Option when the Contract is issued. The Contract Owner makes an initial purchase payment of $100,000. After four years, the Contract Owner dies. On the date Allstate receives a Complete Request for Settlement, the Contract Value is $125,000. Prior to his death, the Contract Owner did not make any additional purchase payments or take any withdrawals.

Excess of Earnings Withdrawals                  =   $0
Purchase Payments in the 12 months prior to          $      0
death                                           =
In-Force Premium                                     $100,000
                                                =     ($100,000+$0-$0)

In-Force Earnings                                    $ 25,000
                                                =     ($125,000-$100,000)

EARNINGS PROTECTION DEATH BENEFIT**                        40%*$25,000=$10,000
                                                =


Since In-Force Earnings are less than 250% of the In-Force Premium (excluding purchase payments in the 12 months prior to death), the In-Force Earnings are used to compute the Earnings Protection Death Benefit amount.

* For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values and Maximum Anniversary Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the PUTNAM ALLSTATE ADVISOR PLUS CONTRACT.

**
   If the oldest Contract Owner or Annuitant had been over age 70, and both were age 79 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 25% of the In-Force Earnings ($6,250.00).

EXAMPLE 2: ELECTED WHEN CONTRACT WAS ISSUED WITH SUBSEQUENT WITHDRAWALS

In this example, assume the same facts as above, except that the Contract Owner has taken a withdrawal of $10,000 during the second year of the Contract. Immediately prior to the withdrawal, the Contract Value is $105,000. Here, $5,000 of the withdrawal is in excess of the In-Force Earnings at the time of the withdrawal. The Contract Value on the date Allstate receives a Complete Request for Settlement will be assumed to be $114,000.

Excess of Earnings Withdrawals                         =   $5,000
                                                           ($10,000-$5,000)
Purchase Payments in the 12 months prior to death      =    $     0

In-Force Premium                                            $95,000
                                                       =     ($100,000+$0-$5,000)

In-Force Earnings                                           $19,000
                                                       =     ($114,000-$95,000)

EARNINGS PROTECTION DEATH BENEFIT**                              40%*$19,000=$7,600
                                                       =



Since In-Force Earnings are less than 250% of the In-Force Premium (excluding purchase payments in the 12 months prior to death), the In-Force Earnings are used to compute the Earnings Protection Death Benefit amount.

* For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values and Maximum Anniversary Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the PUTNAM ALLSTATE ADVISOR PLUS CONTRACT.

**If the oldest Contract Owner or Annuitant had been over age 70, and both were age 79 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 25% of the In-Force Earnings ($4,750.00).

EXAMPLE 3: ELECTED AFTER CONTRACT WAS ISSUED WITH SUBSEQUENT ADDITIONS AND WITHDRAWALS

This example is intended to illustrate the effect of adding the Earnings Protection Death Benefit Option after the Contract has been issued and the effect of later purchase payments. In this example, assume that the oldest Contract Owner is age 72 on the Rider Application Date. At the time the Contract is issued, the Contract Owner makes a purchase payment of $100,000. After two years pass, the Contract Owner elects to add the Earnings Protection Death Benefit Option. On the date this Rider is added, the Contract Value is $110,000. Two years later, the Contract Owner withdraws $50,000. Immediately prior to the withdrawal, the Contract Value is $130,000. Another two years later, the Contract Owner makes an additional purchase payment of $40,000. Immediately after the additional purchase payment, the Contract Value is $130,000. Two years later, the Contract Owner dies with a Contract Value of $140,000 on the date Allstate receives a Complete Request for Settlement.

Excess of Earnings Withdrawals                                            =   $30,000
                                                                              ($50,000-$20,000)
Purchase Payments in the 12 months prior to death                         =    $      0

In-Force Premium                                                               $120,000
                                                                          =     ($110,000+$40,000-$30,000)


In-Force Earnings                                                         =    $ 20,000
                                                                                ($140,000-$20,000)

EARNINGS PROTECTION DEATH BENEFIT**                                                  25%*$20,000=$5,000
                                                                          =



In this example, In-Force Premium is equal to the Contract Value on Rider Application Date plus the additional purchase payment and minus the Excess-of-Earnings Withdrawal.

Since In-Force Earnings are less than 200% of the In-Force Premium (excluding purchase payments in the 12 months prior to death ), the In-Force Earnings are used to compute the Earnings Protection Death Benefit amount.

* For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values and Maximum Anniversary Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the PUTNAM ALLSTATE ADVISOR PLUS CONTRACT.

**If the oldest Contract Owner or Annuitant had been age 70 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 40% of the In-Force Earnings ($8,000.00).

EXAMPLE 4: SPOUSAL CONTINUATION:

This example is intended to illustrate the effect of a surviving spouse electing to continue the Contract upon the death of the Contract Owner on a Contract with the Earnings Protection Death Benefit Option. In this example, assume that the oldest Contract Owner is age 60 at the time the Contract is purchased (with the Earnings Protection Death Benefit Option but without any other option) with a $100,000 purchase payment. Five years later the Contract Owner dies and the surviving spouse elects to continue the Contract. The Contract Value and Maximum Anniversary Value at this time are $150,000 and $160,000, respectively.

Excess of Earnings Withdrawals                                          =   $0
Purchase Payments in the 12 months prior to death                       =    $      0

In-Force Premium                                                             $100,000
                                                                        =     ($100,000+$0-$0)

In-Force Earnings                                                            $ 50,000
                                                                        =     ($150,000-$100,000)

EARNINGS PROTECTION DEATH BENEFIT**                                                40%*$50,000=$20,000
                                                                        =



Contract Value                                                  =   $150,000
Death Benefit                                                   =    $160,000

Earnings Protection Death Benefit                               =    $ 20,000

Continuing Contract Value                                            $180,000
                                                                =     ($160,000+$20,000)



Since In-Force Earnings are less than 250% of the In-Force Premium (excluding purchase payments in the 12 months prior to death), the In-Force Earnings are used to compute the Earnings Protection Death Benefit amount.

Assume the surviving spouse is age 72 when the Contract is continued. At this time, the surviving spouse has the option to continue the Earnings Protection Death Benefit Option at an additional mortality and expense risk charge of 0.40% and with an In-force Premium amount equal to the continuing Contract Value and the Rider Date reset to the date the Contract is continued. If this election is made, the Earnings Protection Death Benefit will be equal to the lesser of 25% of In-Force Earnings and 50% of In-Force Premium. Otherwise, the surviving spouse may elect to terminate the Earnings Protection Death Benefit Option at the time of continuation.

* For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values and Maximum Anniversary Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the PUTNAM ALLSTATE ADVISOR PLUS CONTRACT.

**If the oldest Contract Owner or Annuitant had been over age 70 , and both were age 79 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 25% of the In-Force Earnings ($12,500.00).

         THE PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES CONTRACTS

             Statement of Additional Information dated                    , 2002
Allstate Life Insurance Company
3100 Sanders Road
Northbrook, Illinois 60062
1-800-390-1277


This Statement of Additional Information supplements the information in the prospectus for the following Contracts:

- Putnam Allstate Advisor
- Putnam Allstate Advisor Plus
- Putnam Allstate Advisor Preferred


Not all Contracts may be available in all states or through your representative. Please check with your representative for details. This Statement of Additional Information does not constitute an offer of any Contract in such cases.


This Statement of Additional Information is not a prospectus. You should read it with the prospectus dated for each Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above.


For convenience, we use the terms "Contract" and "Contracts" to refer generally to all three Contracts, except as specifically noted. In addition, this Statement of Additional Information uses the same defined terms as the prospectus for each Contract that we offer, except as specifically noted.



                                TABLE OF CONTENTS



                                                                Page
Additions, Deletions or Substitutions of Investments
The Contracts
Performance Information
Calculation of Accumulation Unit Values
Calculation of Variable Income Payments
General Matters
Experts
Financial Statements
Appendix A                                                       A-1
Appendix B                                                       B-1
Appendix C                                                       C-1
Appendix D                                                       D-1
Appendix E                                                       E-1

ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS
--------------------------------------------------------------------------------


We may add, delete, or substitute the Fund shares held by any Variable Sub-Account to the extent the law permits. We may substitute shares of any Fund with those of another Fund of the same or different underlying fund if the shares of the Fund are no longer available for investment, or if we believe investment in any Fund would become inappropriate in view of the purposes of the Variable Account.

We will not substitute shares attributable to a Contract Owner's interest in a Variable Sub-Account until we have notified the Contract Owner of the change, and until the SEC has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract Owners.

We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Fund of the same or different underlying fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant. We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract Owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, change the Contract as we believe necessary or appropriate to reflect any substitution or change in the Funds. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.



THE CONTRACTS
--------------------------------------------------------------------------------

The Contracts are primarily designed to aid individuals in long-term financial planning. You can use them for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.

PURCHASE OF CONTRACTS

We offer the Contracts to the public through banks as well as brokers licensed under the federal securities laws and state insurance laws. Allstate Distributors, L.L.C. ("Allstate Distributors"), a broker-dealer jointly owned by Allstate and Putnam Investments, serves as the principal underwriter for the Variable Account and distributes the Contracts. Commission income of Allstate Distributors for the fiscal year ending December 31, 2001 was $80,477,971.63. Commission income of Allstate Distributors for the fiscal year ending December 31, 2000 was $84,768,610.28. Prior to May 1, 2000, ALFS, Inc., an affiliate of Allstate, served as the principal underwriter for the Variable Account. Commission income of ALFS for the fiscal year ending December 31, 2000 was $41,768,024.51. ALFS did not receive commission income for the fiscal year ending December 31, 1999. The offering of the Contracts is continuous. We do not anticipate discontinuing the offering of the Contracts, but we reserve the right to do so at any time.

TAX-FREE EXCHANGES (1035 EXCHANGES, ROLLOVERS AND TRANSFERS)

We accept purchase payments that are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code ("Code"). Except as required by federal law in calculating the basis of the Contract, we do not differentiate between Section 1035 purchase payments and non-Section 1035 purchase payments.

We also accept "rollovers" and transfers from Contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts ("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among non-Qualified Contracts, TSAs, IRAs and other Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer, or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. A Contract Owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.


PERFORMANCE INFORMATION
--------------------------------------------------------------------------------


From time to time we may advertise the "standardized," "non-standardized," and "adjusted historical" total returns of the Variable Sub-Accounts, as described below. Please remember that past performance is not an estimate or guarantee of future performance and does not necessarily represent the actual experience of amounts invested by a particular Contract Owner. Also please note that the performance figures shown do not reflect any applicable taxes.


STANDARDIZED TOTAL RETURNS

A Variable Sub-Account's standardized total return represents the average annual total return of that Sub-Account over a particular period. We compute standardized total return by finding the annual percentage rate that, when compounded annually, will accumulate a hypothetical $1,000 purchase payment to the redeemable value at the end of the one, five or ten year period, or for a period from the date of commencement of the Variable Sub-Account's operations, if shorter than any of the foregoing. We use the following formula prescribed by the SEC for computing standardized total return:


                  1000(1 + T)^n  = ERV

where:

T        =        average annual total return

ERV = ending redeemable value of a hypothetical $1,000 payment (plus $40 credit thereon for Putnam Allstate Advisor Plus Contracts only) made at the beginning of 1, 5, or 10 year periods or shorter period

n        =        number of years in the period

1000     =        hypothetical $1,000 investment (plus $40 credit thereon for
                  Putnam Allstate Advisor Plus Contracts only)

When factoring in the withdrawal charge assessed upon redemption, we exclude the Free Withdrawal Amount, which is the amount you can withdraw from the Contract without paying a withdrawal charge. We also use the withdrawal charge that would apply upon redemption at the end of each period. Thus, for example, when factoring in the withdrawal charge for a one year standardized total return calculation, we would use the withdrawal charge that applies to a withdrawal of a purchase payment made one year prior.

When factoring the contract maintenance charge, we pro rate the charge by dividing (a) the contract maintenance charge by (b) an assumed average contract size of $45,000. We then multiply the resulting percentage by a hypothetical $1,000 investment.

When factoring the charge for the optional Retirement Income Guarantee Option 1 or Retirement Income Guarantee Option 2,we assume that there are no additional purchase payments or withdrawals and that Income Base A applies for Option 2.


The standardized total returns for the Variable Sub-Accounts, for the periods ended December 31, 2001, are set out in Appendices A through E to this Statement of Additional Information.

The Putnam Allstate Advisor Variable Annuity Contracts were first offered as of the date of this Statement of Additional Information. Accordingly, performance shown for periods prior to that date reflects the performance of the Variable Sub-Accounts, adjusted to reflect the current charges under the Contracts (and Options as applicable) as if they had been available throughout the periods shown.



NON-STANDARDIZED TOTAL RETURNS

From time to time, we also may quote rates of return that reflect changes in the values of each Variable Sub-Account's accumulation units. We may quote these "non-standardized total returns" on an annualized, cumulative, year-by-year, or other basis. These rates of return take into account asset-based charges, such as the mortality and expense risk charge and administrative expense charge. However, these rates of return do not reflect withdrawal charges or the contract maintenance charge. Such charges, if reflected, would reduce the performance shown. Non-standardized total returns also do not take into account the amount of any applicable Credit Enhancement under the Putnam Allstate Advisor Plus Contracts. When factoring the charge for the optional Retirement Income Guarantee Option 1 or Retirement Income Guarantee Option 2, we assume that there are no additional purchase payments or withdrawals and that Income Base A applies for Option 2.

Annualized returns reflect the rate of return that, when compounded annually, would equal the cumulative rate of return for the period shown. We compute annualized returns according to the following formula:


        Annualized Return = (1 + r)1/n -1

        Where:
                   r = cumulative rate of return for the period shown,

            and:
                   n = number of years in the period.

The method of computing annualized rates of return is similar to that for computing standardized performance, described above, except that rather than using a hypothetical $1,000 investment and the ending redeemable value thereof, we use the changes in value of an accumulation unit.


Cumulative rates of return reflect the cumulative change in value of an accumulation unit over the period shown. Year-by-year rates of return reflect the change in value of an accumulation unit during the course of each year shown. We compute these returns by dividing the accumulation unit value at the end of each period shown, by the accumulation unit value at the beginning of that period, and subtracting one. We compute other total returns on a similar basis.

We may quote non-standardized total returns for 1, 3, 5 and 10 year periods, or period since inception of the Variable Sub-Account's operations, as well as other periods, such as "year-to-date" (prior calendar year end to the day stated in the advertisement); "year to most recent quarter" (prior calendar year end to the end of the most recent quarter); the prior calendar year; and the "n" most recent calendar years.


The non-standardized total returns for the Variable Sub-Accounts, for the periods ended December 31, 2001, are set out in Appendices A through E to this Statement of Additional Information. The Putnam Allstate Advisor Variable Annuity Contracts were first offered as of the date of this Statement of Additional Information. Accordingly, performance shown for periods prior to that date reflects the performance of the Variable Sub-Accounts, adjusted to reflect the current charges under the Contracts (and Options as applicable) as if they had been available throughout the periods shown.


ADJUSTED HISTORICAL TOTAL RETURNS

We may advertise the total return for periods prior to the date that the Variable Sub-Accounts commenced operations. We calculate such "adjusted historical total returns" using the same method that we use to compute standardized total returns, except that instead of using the Variable Sub-Account inception dates, we use the inception dates of the underlying Funds and adjust such performance to reflect the current level of charges that apply to the Variable Sub-Accounts under each Contract.

The adjusted historical total returns for the Variable Sub-Accounts, for the periods ended December 31, 2001, for each Contract are set out in Appendices A through E to this Statement of Additional Information.



CALCULATION OF ACCUMULATION UNIT VALUES
-------------------------------------------------------------------------------


The value of Accumulation Units will change each Valuation Period according to the investment performance of the Fund shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 3:00 p.m. Central Time).

The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that Sub-Account for the current Valuation Period.

NET INVESTMENT FACTOR

The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Variable Sub-Account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

(A) is the sum of:

     (1) the net asset value per share of the Fund underlying the Variable Sub-Account determined at the end of the current Valuation Period; plus,

     (2) the per share amount of any dividend or capital gain distributions made by the Fund underlying the Variable Sub-Account during the current Valuation Period;

(B) is the net asset value per share of the Fund underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and

(C) is the mortality and expense risk charge and administrative expense charge corresponding to the portion of the 365 day year (366 days for a leap year) that is in the current Valuation Period.



CALCULATION OF VARIABLE INCOME PAYMENTS
--------------------------------------------------------------------------------

We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account, adjusted by any applicable Market Value Adjustment and less any applicable premium tax charge deducted at the time, to the appropriate income payment factor for the selected Income Plan to determine the Initial Variable Amount Income Value. We will allocate the Initial Variable Amount Income Value among the Variable Sub-Accounts you have chosen in the proportions you specified. The portion of the Initial Variable Amount Income Value allocated to a particular Variable Sub-Account is divided by the Annuity Unit Value for that Variable Sub-Account on the Payout Start Date. This determines the number of Annuity Units from that Variable Sub-Account which will be used to determine your variable income payments. Variable income payments, which include your first variable income payment, will vary depending on changes in the Annuity Unit Values for the Variable Sub-Accounts upon which the income payments are based. Unless annuity transfers are made between Variable Sub-Accounts, each income payment from that Variable Sub-Account will be that number of Annuity Units multiplied by the Annuity Unit Value for the Variable Sub-Account for the Valuation Date on which the income payment is made.


CALCULATION OF ANNUITY UNIT VALUES

Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Fund in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

- multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Sub-Account's Net Investment Factor (described in the preceding section) for the Period; and then

- dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.

The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.

We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of sex, except in states or tax qualified plans that require the use of unisex tables.



GENERAL MATTERS
--------------------------------------------------------------------------------


INCONTESTABILITY

We will not contest the Contract after we issue it.

SETTLEMENTS

The Contract must be returned to us prior to any settlement. We must receive due proof of the Contract Owner(s) death (or Annuitant's death if there is a non-natural Contract Owner) before we will settle a death claim.

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of the Fund shares held by each of the Variable Sub-Accounts.

The Funds do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Funds' prospectuses for a more complete description of the custodian of the Funds.

PREMIUM TAXES

Applicable premium tax rates depend on the Contract Owner's state of residency and the insurance laws and our status in those states where premium taxes are incurred. Premium tax rates may be changed by legislation, administrative interpretations, or judicial acts.

TAX RESERVES

We do not establish capital gains tax reserves for any Variable Sub-Account nor do we deduct charges for tax reserves because we believe that capital gains attributable to the Variable Account will not be taxable. However, we reserve the right to deduct charges to establish tax reserves for potential taxes on realized or unrealized capital gains.






EXPERTS
-------------------------------------------------------------------------------


The consolidated financial statements of Allstate as of December 31, 2001 and 2000 and for each of the three years in the period ended December 31, 2001 and the related financial statement schedules that appear in this Statement of Additional Information have been audited by , independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the Variable Account as of December 31, 2001 and for each of the periods in the two years then ended that appear in this Statement of Additional Information have been audited by , independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal business address of .


FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
The financial statements of the Variable Account as of December 31, 2001 and for the periods in the two years then ended, the consolidated financial statements of Allstate as of December 31, 2001 and 2000 and for each of the three years in the period ended December 31, 2001, the related financial statement schedules of Allstate, and the accompanying Independent Auditors' Reports appear in the pages that follow. The consolidated financial statements and schedules of Allstate included herein should be considered only as bearing upon the ability of Allstate to meet its obligations under the Contacts.

* Financial statements will be added by subsequent amendment.

APPENDIX A

                        PUTNAM ALLSTATE ADVISOR CONTRACT

The Putnam Allstate Advisor Variable Annuity Contracts were first offered as of the date of this Statement of Additional Information. Accordingly, performance shown for periods prior to that date reflects the performance of the Variable Sub-Accounts, adjusted to reflect the current charges under the Contracts (and Options as applicable) as if they had been available throughout the periods shown.
The Contract charges,
include a maximum withdrawal charge of 7% that declines to zero after 7 years (not shown for non-standardized total returns), an annual contract maintenance charge of $30 (not shown for non-standardized total returns), and total Variable Account annual expenses of:

-    1.29% (without any optional benefit riders),  or

- 1.44% with the MAV Death Benefit Option or the Enhanced Beneficiary Protection (Annual Increase) Option, or Enhanced Beneficiary Protection (Annual Increase) Option

- 1.54% with the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application Date), or

- 1.59% with the Death Benefit Option and the Enhanced Beneficiary Protection (Annual Increase) Option, or

- 1.69% with the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date), or

- 1.69% with the MAV Death Benefit Option or Enhanced Beneficiary Protection (Annual Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application Date), or

- 1.84% with the MAV Death Benefit Option or the Enhanced Beneficiary Protection (Annual Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date), or

- 1.84% with the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option and the Earnings Protection Death Benefit Option (assuming age of the oldest Contract Owner and Annuitant is 70 or younger on the Rider Application Date), or

- 1.99% with the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option and the Earnings Protection Death Benefit Option (assuming age of the oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date).

In addition, where Retirement Income Guarantee Option 1 is included, the performance shown reflects the deduction of the annual Rider Fee equal to 0.25% of the Income Base, assuming no additional purchase payments or withdrawals. Where Retirement Income Guarantee Option 2 is included, the performance shown reflects the deduction of the annual Rider Fee equal to 0.45% of the Income Base, assuming Income Base A is in effect and assuming no additional purchase payments or withdrawals.

See the Expense Table in the Prospectus for more details.


Standardized Total Returns


Set out below are the standardized total returns for each Variable Sub-Account since its inception through December 31, 2001. All of the Variable Sub-Accounts commenced operations on April 30, 1999 except for the Putnam American Government Income and Putnam Growth Opportunities Variable Sub-Accounts, which commenced operations on February 4, 2000, the Putnam Technology Variable Sub-Account, which commenced operations on July 17, 2000, and the Putnam Capital Appreciation and Putnam Voyager II Variable Sub-Accounts, which commenced operations on October 2, 2000.

(Without any optional benefits)
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                 -0.84%        N/A            5.53%
Capital Appreciation                                                       -21.03%       N/A           -23.58%
Diversified Income                                                         -3.84%        N/A           -2.28%
The George Putnam Fund of Boston                                           -6.86%        N/A           -2.11%
Global Asset Allocation                                                    -15.71%       N/A           -5.72%
Global Growth                                                              -36.69%       N/A           -12.46%
Growth and Income                                                          -13.62%       N/A           -5.90%
Growth Opportunities                                                       -38.99%       N/A           -35.84%
Health Sciences                                                            -26.80%       N/A            3.58%
High Yield                                                                 -3.70%        N/A           -5.29%
Income                                                                     -0.10%        N/A            1.53%
International Growth                                                       -27.65%       N/A           -1.65%
International Growth and Income                                            -27.85%       N/A           -7.80%
International New Opportunities                                            -35.61%       N/A           -11.54%
Investors                                                                  -31.76%       N/A           -13.77%
Money Market                                                               -3.53%        N/A            1.29%
New Opportunities                                                          -37.06%       N/A           -10.84%
New Value                                                                  -4.03%        N/A            1.12%
OTC & Emerging Growth                                                      -52.41%       N/A           -25.14%
Research                                                                   -25.90%       N/A           -6.08%
Small Cap Value                                                            10.59%        N/A           14.08%
Utilities Growth and Income                                                -29.34%       N/A           -6.50%
Vista                                                                      -40.38%       N/A           -7.03%
Voyager                                                                    -29.43%       N/A           -5.84%
Voyager II                                                                 -37.69%       N/A           -48.34%


(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection (Annual Increase Option)


                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                 -1.00%        N/A            5.36%
Capital Appreciation                                                       -21.16%       N/A           -23.70%
Diversified Income                                                         -3.99%        N/A           -2.43%
The George Putnam Fund of Boston                                           -7.01%        N/A           -2.26%
Global Asset Allocation                                                    -15.85%       N/A           -5.87%
Global Growth                                                              -36.79%       N/A           -12.60%
Growth and Income                                                          -13.76%       N/A           -6.05%
Growth Opportunities                                                       -39.09%       N/A           -35.95%
Health Sciences                                                            -26.92%       N/A            3.42%
High Yield                                                                 -3.86%        N/A           -5.44%
Income                                                                     -0.26%        N/A            1.37%
International Growth                                                       -27.77%       N/A           -1.80%
International Growth and Income                                            -27.96%       N/A           -7.95%
International New Opportunities                                            -35.72%       N/A           -11.68%
Investors                                                                  -31.88%       N/A           -13.90%
Money Market                                                               -3.69%        N/A            1.13%
New Opportunities                                                          -37.16%       N/A           -10.98%
New Value                                                                  -4.18%        N/A            0.96%
OTC & Emerging Growth                                                      -52.50%       N/A           -25.26%
Research                                                                   -26.02%       N/A           -6.23%
Small Cap Value                                                            10.42%        N/A           13.90%
Utilities Growth and Income                                                -29.45%       N/A           -6.65%
Vista                                                                      -40.48%       N/A           -7.18%
Voyager                                                                    -29.54%       N/A           -5.99%
Voyager II                                                                 -37.80%       N/A           -48.43%

(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is 70 or younger on the Rider Application Date))

                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                 -1.10%        N/A            5.25%
Capital Appreciation                                                       -21.25%       N/A           -23.78%
Diversified Income                                                         -4.09%        N/A           -2.53%
The George Putnam Fund of Boston                                           -7.11%        N/A           -2.37%
Global Asset Allocation                                                    -15.94%       N/A           -5.97%
Global Growth                                                              -36.86%       N/A           -12.69%
Growth and Income                                                          -13.85%       N/A           -6.15%
Growth Opportunities                                                       -39.16%       N/A           -36.02%
Health Sciences                                                            -27.00%       N/A            3.31%
High Yield                                                                 -3.96%        N/A           -5.54%
Income                                                                     -0.37%        N/A            1.27%
International Growth                                                       -27.85%       N/A           -1.91%
International Growth and Income                                            -28.04%       N/A           -8.04%
International New Opportunities                                            -35.79%       N/A           -11.77%
Investors                                                                  -31.95%       N/A           -14.00%
Money Market                                                               -3.79%        N/A            1.02%
New Opportunities                                                          -37.23%       N/A           -11.08%
New Value                                                                  -4.29%        N/A            0.86%
OTC & Emerging Growth                                                      -52.55%       N/A           -25.35%
Research                                                                   -26.10%       N/A           -6.33%
Small Cap Value                                                            10.30%        N/A           13.79%
Utilities Growth and Income                                                -29.53%       N/A           -6.75%
Vista                                                                      -40.54%       N/A           -7.28%
Voyager                                                                    -29.62%       N/A           -6.09%
Voyager II                                                                 -37.86%       N/A           -48.49%


(With the MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual Increase) Option)

                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                 -1.16%        N/A            5.19%
Capital Appreciation                                                       -21.29%       N/A           -23.83%
Diversified Income                                                         -4.15%        N/A           -2.58%
The George Putnam Fund of Boston                                           -7.16%        N/A           -2.42%
Global Asset Allocation                                                    -15.98%       N/A           -6.02%
Global Growth                                                              -36.90%       N/A           -12.74%
Growth and Income                                                          -13.89%       N/A           -6.20%
Growth Opportunities                                                       -39.19%       N/A           -36.06%
Health Sciences                                                            -27.04%       N/A            3.26%
High Yield                                                                 -4.01%        N/A           -5.59%
Income                                                                     -0.42%        N/A            1.21%
International Growth                                                       -27.89%       N/A           -1.96%
International Growth and Income                                            -28.08%       N/A           -8.09%
International New Opportunities                                            -35.83%       N/A           -11.82%
Investors                                                                  -31.99%       N/A           -14.04%
Money Market                                                               -3.84%        N/A            0.97%
New Opportunities                                                          -37.27%       N/A           -11.13%
New Value                                                                  -4.34%        N/A            0.80%
OTC & Emerging Growth                                                      -52.58%       N/A           -25.39%
Research                                                                   -26.14%       N/A           -6.38%
Small Cap Value                                                            10.24%        N/A           13.73%
Utilities Growth and Income                                                -29.57%       N/A           -6.80%
Vista                                                                      -40.58%       N/A           -7.33%
Voyager                                                                    -29.66%       N/A           -6.14%
Voyager II                                                                 -37.90%       N/A           -48.52%


(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is between 71 and 79 on the Rider Application
Date))

                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                 -1.26%        N/A            5.08%
Capital Appreciation                                                       -21.38%       N/A           -23.91%
Diversified Income                                                         -4.25%        N/A           -2.69%
The George Putnam Fund of Boston                                           -7.25%        N/A           -2.52%
Global Asset Allocation                                                    -16.07%       N/A           -6.12%
Global Growth                                                              -36.97%       N/A           -12.84%
Growth and Income                                                          -13.99%       N/A           -6.30%
Growth Opportunities                                                       -39.26%       N/A           -36.13%
Health Sciences                                                            -27.12%       N/A            3.15%
High Yield                                                                 -4.11%        N/A           -5.69%
Income                                                                     -0.53%        N/A            1.11%
International Growth                                                       -27.97%       N/A           -2.06%
International Growth and Income                                            -28.16%       N/A           -8.19%
International New Opportunities                                            -35.90%       N/A           -11.91%
Investors                                                                  -32.06%       N/A           -14.14%
Money Market                                                               -3.95%        N/A            0.87%
New Opportunities                                                          -37.34%       N/A           -11.22%
New Value                                                                  -4.44%        N/A            0.70%
OTC & Emerging Growth                                                      -52.63%       N/A           -25.47%
Research                                                                   -26.22%       N/A           -6.48%
Small Cap Value                                                            10.13%        N/A           13.61%
Utilities Growth and Income                                                -29.65%       N/A           -6.90%
Vista                                                                      -40.64%       N/A           -7.42%
Voyager                                                                    -29.73%       N/A           -6.24%
Voyager II                                                                 -37.97%       N/A           -48.58%


(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application Date))

                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                 -1.26%        N/A            5.08%
Capital Appreciation                                                       -21.38%       N/A           -23.91%
Diversified Income                                                         -4.25%        N/A           -2.69%
The George Putnam Fund of Boston                                           -7.25%        N/A           -2.52%
Global Asset Allocation                                                    -16.07%       N/A           -6.12%
Global Growth                                                              -36.97%       N/A           -12.84%
Growth and Income                                                          -13.99%       N/A           -6.30%
Growth Opportunities                                                       -39.26%       N/A           -36.13%
Health Sciences                                                            -27.12%       N/A            3.15%
High Yield                                                                 -4.11%        N/A           -5.69%
Income                                                                     -0.53%        N/A            1.11%
International Growth                                                       -27.97%       N/A           -2.06%
International Growth and Income                                            -28.16%       N/A           -8.19%
International New Opportunities                                            -35.90%       N/A           -11.91%
Investors                                                                  -32.06%       N/A           -14.14%
Money Market                                                               -3.95%        N/A            0.87%
New Opportunities                                                          -37.34%       N/A           -11.22%
New Value                                                                  -4.44%        N/A            0.70%
OTC & Emerging Growth                                                      -52.63%       N/A           -25.47%
Research                                                                   -26.22%       N/A           -6.48%
Small Cap Value                                                            10.13%        N/A           13.61%
Utilities Growth and Income                                                -29.65%       N/A           -6.90%
Vista                                                                      -40.64%       N/A           -7.42%
Voyager                                                                    -29.73%       N/A           -6.24%
Voyager II                                                                 -37.97%       N/A           -48.58%


(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date))

                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                 -1.42%        N/A            4.92%
Capital Appreciation                                                       -21.50%       N/A           -24.03%
Diversified Income                                                         -4.40%        N/A           -2.84%
The George Putnam Fund of Boston                                           -7.40%        N/A           -2.67%
Global Asset Allocation                                                    -16.21%       N/A           -6.27%
Global Growth                                                              -37.07%       N/A           -12.98%
Growth and Income                                                          -14.13%       N/A           -6.45%
Growth Opportunities                                                       -39.36%       N/A           -36.24%
Health Sciences                                                            -27.24%       N/A            2.99%
High Yield                                                                 -4.27%        N/A           -5.84%
Income                                                                     -0.69%        N/A            0.95%
International Growth                                                       -28.09%       N/A           -2.22%
International Growth and Income                                            -28.28%       N/A           -8.34%
International New Opportunities                                            -36.00%       N/A           -12.06%
Investors                                                                  -32.17%       N/A           -14.27%
Money Market                                                               -4.10%        N/A            0.71%
New Opportunities                                                          -37.44%       N/A           -11.37%
New Value                                                                  -4.59%        N/A            0.54%
OTC & Emerging Growth                                                      -52.71%       N/A           -25.60%
Research                                                                   -26.34%       N/A           -6.63%
Small Cap Value                                                             9.95%        N/A           13.43%
Utilities Growth and Income                                                -29.76%       N/A           -7.05%
Vista                                                                      -40.74%       N/A           -7.57%
Voyager                                                                    -29.85%       N/A           -6.39%
Voyager II                                                                 -38.07%       N/A           -48.66%

(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application
Date))

                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                 -1.42%        N/A            4.92%
Capital Appreciation                                                       -21.50%       N/A           -24.03%
Diversified Income                                                         -4.40%        N/A           -2.84%
The George Putnam Fund of Boston                                           -7.40%        N/A           -2.67%
Global Asset Allocation                                                    -16.21%       N/A           -6.27%
Global Growth                                                              -37.07%       N/A           -12.98%
Growth and Income                                                          -14.13%       N/A           -6.45%
Growth Opportunities                                                       -39.36%       N/A           -36.24%
Health Sciences                                                            -27.24%       N/A            2.99%
High Yield                                                                 -4.27%        N/A           -5.84%
Income                                                                     -0.69%        N/A            0.95%
International Growth                                                       -28.09%       N/A           -2.22%
International Growth and Income                                            -28.28%       N/A           -8.34%
International New Opportunities                                            -36.00%       N/A           -12.06%
Investors                                                                  -32.17%       N/A           -14.27%
Money Market                                                               -4.10%        N/A            0.71%
New Opportunities                                                          -37.44%       N/A           -11.37%
New Value                                                                  -4.59%        N/A            0.54%
OTC & Emerging Growth                                                      -52.71%       N/A           -25.60%
Research                                                                   -26.34%       N/A           -6.63%
Small Cap Value                                                             9.95%        N/A           13.43%
Utilities Growth and Income                                                -29.76%       N/A           -7.05%
Vista                                                                      -40.74%       N/A           -7.57%
Voyager                                                                    -29.85%       N/A           -6.39%
Voyager II                                                                 -38.07%       N/A           -48.66%


(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider
Application Date))

                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                 -1.58%        N/A            4.75%
Capital Appreciation                                                       -21.63%       N/A           -24.16%
Diversified Income                                                         -4.55%        N/A           -3.00%
The George Putnam Fund of Boston                                           -7.55%        N/A           -2.83%
Global Asset Allocation                                                    -16.34%       N/A           -6.42%
Global Growth                                                              -37.18%       N/A           -13.12%
Growth and Income                                                          -14.26%       N/A           -6.60%
Growth Opportunities                                                       -39.46%       N/A           -36.35%
Health Sciences                                                            -27.36%       N/A            2.82%
High Yield                                                                 -4.42%        N/A           -5.99%
Income                                                                     -0.85%        N/A            0.79%
International Growth                                                       -28.20%       N/A           -2.37%
International Growth and Income                                            -28.39%       N/A           -8.48%
International New Opportunities                                            -36.11%       N/A           -12.20%
Investors                                                                  -32.29%       N/A           -14.41%
Money Market                                                               -4.25%        N/A            0.55%
New Opportunities                                                          -37.54%       N/A           -11.51%
New Value                                                                  -4.75%        N/A            0.38%
OTC & Emerging Growth                                                      -52.79%       N/A           -25.72%
Research                                                                   -26.46%       N/A           -6.78%
Small Cap Value                                                             9.78%        N/A           13.26%
Utilities Growth and Income                                                -29.88%       N/A           -7.19%
Vista                                                                      -40.84%       N/A           -7.72%
Voyager                                                                    -29.97%       N/A           -6.54%
Voyager II                                                                 -38.17%       N/A           -48.75%


(With Retirement Income Guarantee Rider 1)

                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                 -1.09%        N/A            5.27%
Capital Appreciation                                                       -21.28%       N/A           -23.97%
Diversified Income                                                         -4.09%        N/A           -2.57%
The George Putnam Fund of Boston                                           -7.11%        N/A           -2.40%
Global Asset Allocation                                                    -15.96%       N/A           -6.00%
Global Growth                                                              -36.94%       N/A           -12.71%
Growth and Income                                                          -13.87%       N/A           -6.21%
Growth Opportunities                                                       -39.24%       N/A           -36.16%
Health Sciences                                                            -27.05%       N/A            3.33%
High Yield                                                                 -3.95%        N/A           -5.59%
Income                                                                     -0.35%        N/A            1.24%
International Growth                                                       -27.90%       N/A           -1.89%
International Growth and Income                                            -28.10%       N/A           -8.08%
International New Opportunities                                            -35.86%       N/A           -11.78%
Investors                                                                  -32.01%       N/A           -14.05%
Money Market                                                               -3.78%        N/A            1.01%
New Opportunities                                                          -37.31%       N/A           -11.09%
New Value                                                                  -4.28%        N/A            0.82%
OTC & Emerging Growth                                                      -52.66%       N/A           -25.41%
Research                                                                   -26.15%       N/A           -6.45%
Small Cap Value                                                            10.34%        N/A           13.81%
Utilities Growth and Income                                                -29.59%       N/A           -6.78%
Vista                                                                      -40.63%       N/A           -7.27%
Voyager                                                                    -29.68%       N/A           -6.09%
Voyager II                                                                 -37.94%       N/A           -48.74%


(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection (Annual Increase) Option and Retirement Income Guarantee
Rider 1)
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                 -1.25%        N/A            5.10%
Capital Appreciation                                                       -21.41%       N/A           -24.10%
Diversified Income                                                         -4.24%        N/A           -2.73%
The George Putnam Fund of Boston                                           -7.26%        N/A           -2.56%
Global Asset Allocation                                                    -16.10%       N/A           -6.15%
Global Growth                                                              -37.04%       N/A           -12.86%
Growth and Income                                                          -14.01%       N/A           -6.36%
Growth Opportunities                                                       -39.34%       N/A           -36.27%
Health Sciences                                                            -27.17%       N/A            3.16%
High Yield                                                                 -4.11%        N/A           -5.74%
Income                                                                     -0.51%        N/A            1.08%
International Growth                                                       -28.02%       N/A           -2.04%
International Growth and Income                                            -28.21%       N/A           -8.22%
International New Opportunities                                            -35.97%       N/A           -11.92%
Investors                                                                  -32.13%       N/A           -14.19%
Money Market                                                               -3.94%        N/A            0.85%
New Opportunities                                                          -37.41%       N/A           -11.23%
New Value                                                                  -4.43%        N/A            0.66%
OTC & Emerging Growth                                                      -52.75%       N/A           -25.54%
Research                                                                   -26.27%       N/A           -6.60%
Small Cap Value                                                            10.17%        N/A           13.63%
Utilities Growth and Income                                                -29.70%       N/A           -6.93%
Vista                                                                      -40.73%       N/A           -7.42%
Voyager                                                                    -29.79%       N/A           -6.24%
Voyager II                                                                 -38.05%       N/A           -48.83%

(With the Earnings  Protection  Death  Benefit  Option  (assuming  age of oldest
Contract Owner and Annuitant is 70 or younger on the Rider
Application Date) and Retirement Income Guarantee Rider 1)

                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                 -1.35%        N/A            4.99%
Capital Appreciation                                                       -21.50%       N/A           -24.18%
Diversified Income                                                         -4.34%        N/A           -2.83%
The George Putnam Fund of Boston                                           -7.36%        N/A           -2.66%
Global Asset Allocation                                                    -16.19%       N/A           -6.25%
Global Growth                                                              -37.11%       N/A           -12.95%
Growth and Income                                                          -14.10%       N/A           -6.46%
Growth Opportunities                                                       -39.41%       N/A           -36.35%
Health Sciences                                                            -27.25%       N/A            3.06%
High Yield                                                                 -4.21%        N/A           -5.84%
Income                                                                     -0.62%        N/A            0.97%
International Growth                                                       -28.10%       N/A           -2.15%
International Growth and Income                                            -28.29%       N/A           -8.32%
International New Opportunities                                            -36.04%       N/A           -12.02%
Investors                                                                  -32.20%       N/A           -14.28%
Money Market                                                               -4.04%        N/A            0.74%
New Opportunities                                                          -37.48%       N/A           -11.33%
New Value                                                                  -4.54%        N/A            0.56%
OTC & Emerging Growth                                                      -52.80%       N/A           -25.62%
Research                                                                   -26.35%       N/A           -6.70%
Small Cap Value                                                            10.05%        N/A           13.51%
Utilities Growth and Income                                                -29.78%       N/A           -7.03%
Vista                                                                      -40.79%       N/A           -7.52%
Voyager                                                                    -29.87%       N/A           -6.34%
Voyager II                                                                 -38.11%       N/A           -48.89%


(With the MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual Increase) Option and Retirement Income Guarantee
Rider 1)

                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                 -1.41%        N/A            4.94%
Capital Appreciation                                                       -21.54%       N/A           -24.22%
Diversified Income                                                         -4.40%        N/A           -2.88%
The George Putnam Fund of Boston                                           -7.41%        N/A           -2.71%
Global Asset Allocation                                                    -16.23%       N/A           -6.30%
Global Growth                                                              -37.15%       N/A           -13.00%
Growth and Income                                                          -14.14%       N/A           -6.51%
Growth Opportunities                                                       -39.44%       N/A           -36.38%
Health Sciences                                                            -27.29%       N/A            3.00%
High Yield                                                                 -4.26%        N/A           -5.89%
Income                                                                     -0.67%        N/A            0.92%
International Growth                                                       -28.14%       N/A           -2.20%
International Growth and Income                                            -28.33%       N/A           -8.37%
International New Opportunities                                            -36.08%       N/A           -12.07%
Investors                                                                  -32.24%       N/A           -14.33%
Money Market                                                               -4.09%        N/A            0.69%
New Opportunities                                                          -37.52%       N/A           -11.38%
New Value                                                                  -4.59%        N/A            0.50%
OTC & Emerging Growth                                                      -52.83%       N/A           -25.66%
Research                                                                   -26.39%       N/A           -6.75%
Small Cap Value                                                             9.99%        N/A           13.46%
Utilities Growth and Income                                                -29.82%       N/A           -7.08%
Vista                                                                      -40.83%       N/A           -7.57%
Voyager                                                                    -29.91%       N/A           -6.39%
Voyager II                                                                 -38.15%       N/A           -48.91%


(With the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the
Rider Application Date) and Retirement Income Guarantee Rider 1)

                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                 -1.51%        N/A            4.83%
Capital Appreciation                                                       -21.63%       N/A           -24.30%
Diversified Income                                                         -4.50%        N/A           -2.98%
The George Putnam Fund of Boston                                           -7.50%        N/A           -2.82%
Global Asset Allocation                                                    -16.32%       N/A           -6.40%
Global Growth                                                              -37.22%       N/A           -13.09%
Growth and Income                                                          -14.24%       N/A           -6.60%
Growth Opportunities                                                       -39.51%       N/A           -36.46%
Health Sciences                                                            -27.37%       N/A            2.89%
High Yield                                                                 -4.36%        N/A           -5.99%
Income                                                                     -0.78%        N/A            0.81%
International Growth                                                       -28.22%       N/A           -2.30%
International Growth and Income                                            -28.41%       N/A           -8.47%
International New Opportunities                                            -36.15%       N/A           -12.16%
Investors                                                                  -32.31%       N/A           -14.42%
Money Market                                                               -4.20%        N/A            0.58%
New Opportunities                                                          -37.59%       N/A           -11.47%
New Value                                                                  -4.69%        N/A            0.40%
OTC & Emerging Growth                                                      -52.88%       N/A           -25.75%
Research                                                                   -26.47%       N/A           -6.85%
Small Cap Value                                                             9.88%        N/A           13.34%
Utilities Growth and Income                                                -29.90%       N/A           -7.18%
Vista                                                                      -40.89%       N/A           -7.67%
Voyager                                                                    -29.98%       N/A           -6.49%
Voyager II                                                                 -38.22%       N/A           -48.97%


(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application Date) and Retirement Income Guarantee Rider 1)

                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                 -1.51%        N/A            4.83%
Capital Appreciation                                                       -21.63%       N/A           -24.30%
Diversified Income                                                         -4.50%        N/A           -2.98%
The George Putnam Fund of Boston                                           -7.50%        N/A           -2.82%
Global Asset Allocation                                                    -16.32%       N/A           -6.40%
Global Growth                                                              -37.22%       N/A           -13.09%
Growth and Income                                                          -14.24%       N/A           -6.60%
Growth Opportunities                                                       -39.51%       N/A           -36.46%
Health Sciences                                                            -27.37%       N/A            2.89%
High Yield                                                                 -4.36%        N/A           -5.99%
Income                                                                     -0.78%        N/A            0.81%
International Growth                                                       -28.22%       N/A           -2.30%
International Growth and Income                                            -28.41%       N/A           -8.47%
International New Opportunities                                            -36.15%       N/A           -12.16%
Investors                                                                  -32.31%       N/A           -14.42%
Money Market                                                               -4.20%        N/A            0.58%
New Opportunities                                                          -37.59%       N/A           -11.47%
New Value                                                                  -4.69%        N/A            0.40%
OTC & Emerging Growth                                                      -52.88%       N/A           -25.75%
Research                                                                   -26.47%       N/A           -6.85%
Small Cap Value                                                             9.88%        N/A           13.34%
Utilities Growth and Income                                                -29.90%       N/A           -7.18%
Vista                                                                      -40.89%       N/A           -7.67%
Voyager                                                                    -29.98%       N/A           -6.49%
Voyager II                                                                 -38.22%       N/A           -48.97%


(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the
Rider Application Date) and Retirement Income Guarantee Rider 1)
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                 -1.67%        N/A            4.66%
Capital Appreciation                                                       -21.75%       N/A           -24.43%
Diversified Income                                                         -4.65%        N/A           -3.14%
The George Putnam Fund of Boston                                           -7.65%        N/A           -2.97%
Global Asset Allocation                                                    -16.46%       N/A           -6.55%
Global Growth                                                              -37.32%       N/A           -13.23%
Growth and Income                                                          -14.38%       N/A           -6.75%
Growth Opportunities                                                       -39.61%       N/A           -36.57%
Health Sciences                                                            -27.49%       N/A            2.73%
High Yield                                                                 -4.52%        N/A           -6.14%
Income                                                                     -0.94%        N/A            0.65%
International Growth                                                       -28.34%       N/A           -2.46%
International Growth and Income                                            -28.53%       N/A           -8.61%
International New Opportunities                                            -36.25%       N/A           -12.30%
Investors                                                                  -32.42%       N/A           -14.56%
Money Market                                                               -4.35%        N/A            0.42%
New Opportunities                                                          -37.69%       N/A           -11.62%
New Value                                                                  -4.84%        N/A            0.24%
OTC & Emerging Growth                                                      -52.96%       N/A           -25.87%
Research                                                                   -26.59%       N/A           -7.00%
Small Cap Value                                                             9.70%        N/A           13.16%
Utilities Growth and Income                                                -30.01%       N/A           -7.33%
Vista                                                                      -40.99%       N/A           -7.81%
Voyager                                                                    -30.10%       N/A           -6.64%
Voyager II                                                                 -38.32%       N/A           -49.06%

(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application
Date) and Retirement Income Guarantee Rider 1)
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                 -1.67%        N/A            4.66%
Capital Appreciation                                                       -21.75%       N/A           -24.43%
Diversified Income                                                         -4.65%        N/A           -3.14%
The George Putnam Fund of Boston                                           -7.65%        N/A           -2.97%
Global Asset Allocation                                                    -16.46%       N/A           -6.55%
Global Growth                                                              -37.32%       N/A           -13.23%
Growth and Income                                                          -14.38%       N/A           -6.75%
Growth Opportunities                                                       -39.61%       N/A           -36.57%
Health Sciences                                                            -27.49%       N/A            2.73%
High Yield                                                                 -4.52%        N/A           -6.14%
Income                                                                     -0.94%        N/A            0.65%
International Growth                                                       -28.34%       N/A           -2.46%
International Growth and Income                                            -28.53%       N/A           -8.61%
International New Opportunities                                            -36.25%       N/A           -12.30%
Investors                                                                  -32.42%       N/A           -14.56%
Money Market                                                               -4.35%        N/A            0.42%
New Opportunities                                                          -37.69%       N/A           -11.62%
New Value                                                                  -4.84%        N/A            0.24%
OTC & Emerging Growth                                                      -52.96%       N/A           -25.87%
Research                                                                   -26.59%       N/A           -7.00%
Small Cap Value                                                             9.70%        N/A           13.16%
Utilities Growth and Income                                                -30.01%       N/A           -7.33%
Vista                                                                      -40.99%       N/A           -7.81%
Voyager                                                                    -30.10%       N/A           -6.64%
Voyager II                                                                 -38.32%       N/A           -49.06%


(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider
Application Date) and Retirement Income Guarantee Rider 1)
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                 -1.83%        N/A            4.49%
Capital Appreciation                                                       -21.88%       N/A           -24.55%
Diversified Income                                                         -4.80%        N/A           -3.29%
The George Putnam Fund of Boston                                           -7.80%        N/A           -3.13%
Global Asset Allocation                                                    -16.59%       N/A           -6.70%
Global Growth                                                              -37.43%       N/A           -13.37%
Growth and Income                                                          -14.51%       N/A           -6.90%
Growth Opportunities                                                       -39.71%       N/A           -36.68%
Health Sciences                                                            -27.61%       N/A            2.57%
High Yield                                                                 -4.67%        N/A           -6.29%
Income                                                                     -1.10%        N/A            0.50%
International Growth                                                       -28.45%       N/A           -2.61%
International Growth and Income                                            -28.64%       N/A           -8.76%
International New Opportunities                                            -36.36%       N/A           -12.44%
Investors                                                                  -32.54%       N/A           -14.70%
Money Market                                                               -4.50%        N/A            0.26%
New Opportunities                                                          -37.79%       N/A           -11.76%
New Value                                                                  -5.00%        N/A            0.08%
OTC & Emerging Growth                                                      -53.04%       N/A           -26.00%
Research                                                                   -26.71%       N/A           -7.15%
Small Cap Value                                                             9.53%        N/A           12.99%
Utilities Growth and Income                                                -30.13%       N/A           -7.47%
Vista                                                                      -41.09%       N/A           -7.96%
Voyager                                                                    -30.22%       N/A           -6.79%
Voyager II                                                                 -38.42%       N/A           -49.15%

(With Retirement Income Guarantee Rider 2)
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                 -1.29%        N/A            5.06%
Capital Appreciation                                                       -21.48%       N/A           -24.29%
Diversified Income                                                         -4.29%        N/A           -2.81%
The George Putnam Fund of Boston                                           -7.31%        N/A           -2.64%
Global Asset Allocation                                                    -16.16%       N/A           -6.23%
Global Growth                                                              -37.14%       N/A           -12.92%
Growth and Income                                                          -14.07%       N/A           -6.45%
Growth Opportunities                                                       -39.44%       N/A           -36.43%
Health Sciences                                                            -27.25%       N/A            3.12%
High Yield                                                                 -4.15%        N/A           -5.83%
Income                                                                     -0.55%        N/A            1.01%
International Growth                                                       -28.10%       N/A           -2.08%
International Growth and Income                                            -28.30%       N/A           -8.30%
International New Opportunities                                            -36.06%       N/A           -11.98%
Investors                                                                  -32.21%       N/A           -14.27%
Money Market                                                               -3.98%        N/A            0.78%
New Opportunities                                                          -37.51%       N/A           -11.29%
New Value                                                                  -4.48%        N/A            0.58%
OTC & Emerging Growth                                                      -52.86%       N/A           -25.63%
Research                                                                   -26.35%       N/A           -6.75%
Small Cap Value                                                            10.14%        N/A           13.59%
Utilities Growth and Income                                                -29.79%       N/A           -7.00%
Vista                                                                      -40.83%       N/A           -7.46%
Voyager                                                                    -29.88%       N/A           -6.29%
Voyager II                                                                 -38.14%       N/A           -49.06%


(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection (Annual Increase) Option and Retirement Income Guarantee
Rider 2)
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                 -1.45%        N/A            4.90%
Capital Appreciation                                                       -21.61%       N/A           -24.42%
Diversified Income                                                         -4.44%        N/A           -2.96%
The George Putnam Fund of Boston                                           -7.46%        N/A           -2.80%
Global Asset Allocation                                                    -16.30%       N/A           -6.38%
Global Growth                                                              -37.24%       N/A           -13.06%
Growth and Income                                                          -14.21%       N/A           -6.60%
Growth Opportunities                                                       -39.54%       N/A           -36.54%
Health Sciences                                                            -27.37%       N/A            2.96%
High Yield                                                                 -4.31%        N/A           -5.98%
Income                                                                     -0.71%        N/A            0.85%
International Growth                                                       -28.22%       N/A           -2.24%
International Growth and Income                                            -28.41%       N/A           -8.44%
International New Opportunities                                            -36.17%       N/A           -12.12%
Investors                                                                  -32.33%       N/A           -14.41%
Money Market                                                               -4.14%        N/A            0.62%
New Opportunities                                                          -37.61%       N/A           -11.43%
New Value                                                                  -4.63%        N/A            0.42%
OTC & Emerging Growth                                                      -52.95%       N/A           -25.76%
Research                                                                   -26.47%       N/A           -6.90%
Small Cap Value                                                             9.97%        N/A           13.42%
Utilities Growth and Income                                                -29.90%       N/A           -7.15%
Vista                                                                      -40.93%       N/A           -7.61%
Voyager                                                                    -29.99%       N/A           -6.44%
Voyager II                                                                 -38.25%       N/A           -49.15%

(With the Earnings  Protection  Death  Benefit  Option  (assuming  age of oldest
Contract Owner and Annuitant is 70 or younger on the Rider
Application Date) and Retirement Income Guarantee Rider 2)
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                 -1.55%        N/A            4.79%
Capital Appreciation                                                       -21.70%       N/A           -24.50%
Diversified Income                                                         -4.54%        N/A           -3.07%
The George Putnam Fund of Boston                                           -7.56%        N/A           -2.90%
Global Asset Allocation                                                    -16.39%       N/A           -6.48%
Global Growth                                                              -37.31%       N/A           -13.16%
Growth and Income                                                          -14.30%       N/A           -6.70%
Growth Opportunities                                                       -39.61%       N/A           -36.61%
Health Sciences                                                            -27.45%       N/A            2.85%
High Yield                                                                 -4.41%        N/A           -6.08%
Income                                                                     -0.82%        N/A            0.74%
International Growth                                                       -28.30%       N/A           -2.34%
International Growth and Income                                            -28.49%       N/A           -8.54%
International New Opportunities                                            -36.24%       N/A           -12.22%
Investors                                                                  -32.40%       N/A           -14.51%
Money Market                                                               -4.24%        N/A            0.51%
New Opportunities                                                          -37.68%       N/A           -11.53%
New Value                                                                  -4.74%        N/A            0.32%
OTC & Emerging Growth                                                      -53.00%       N/A           -25.84%
Research                                                                   -26.55%       N/A           -7.00%
Small Cap Value                                                             9.85%        N/A           13.30%
Utilities Growth and Income                                                -29.98%       N/A           -7.25%
Vista                                                                      -40.99%       N/A           -7.71%
Voyager                                                                    -30.07%       N/A           -6.54%
Voyager II                                                                 -38.31%       N/A           -49.20%

(With the MAV Death  Benefit  Option  and the  Enhanced  Beneficiary  Protection
(Annual Increase) Option and Retirement Income Guarantee Rider 2)

                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                 -1.61%        N/A            4.73%
Capital Appreciation                                                       -21.74%       N/A           -24.54%
Diversified Income                                                         -4.60%        N/A           -3.12%
The George Putnam Fund of Boston                                           -7.61%        N/A           -2.95%
Global Asset Allocation                                                    -16.43%       N/A           -6.53%
Global Growth                                                              -37.35%       N/A           -13.20%
Growth and Income                                                          -14.34%       N/A           -6.75%
Growth Opportunities                                                       -39.64%       N/A           -36.65%
Health Sciences                                                            -27.49%       N/A            2.80%
High Yield                                                                 -4.46%        N/A           -6.13%
Income                                                                     -0.87%        N/A            0.69%
International Growth                                                       -28.34%       N/A           -2.39%
International Growth and Income                                            -28.53%       N/A           -8.59%
International New Opportunities                                            -36.28%       N/A           -12.26%
Investors                                                                  -32.44%       N/A           -14.55%
Money Market                                                               -4.29%        N/A            0.46%
New Opportunities                                                          -37.72%       N/A           -11.58%
New Value                                                                  -4.79%        N/A            0.26%
OTC & Emerging Growth                                                      -53.03%       N/A           -25.88%
Research                                                                   -26.59%       N/A           -7.05%
Small Cap Value                                                             9.79%        N/A           13.24%
Utilities Growth and Income                                                -30.02%       N/A           -7.30%
Vista                                                                      -41.03%       N/A           -7.76%
Voyager                                                                    -30.11%       N/A           -6.59%
Voyager II                                                                 -38.35%       N/A           -49.23%

(With the Earnings  Protection  Death  Benefit  Option  (assuming  age of oldest
Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement Income Guarantee Rider 2)

                                                                                                 10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                 -1.71%        N/A            4.62%
Capital Appreciation                                                       -21.83%       N/A           -24.62%
Diversified Income                                                         -4.70%        N/A           -3.22%
The George Putnam Fund of Boston                                           -7.70%        N/A           -3.06%
Global Asset Allocation                                                    -16.52%       N/A           -6.63%
Global Growth                                                              -37.42%       N/A           -13.30%
Growth and Income                                                          -14.44%       N/A           -6.85%
Growth Opportunities                                                       -39.71%       N/A           -36.72%
Health Sciences                                                            -27.57%       N/A            2.69%
High Yield                                                                 -4.56%        N/A           -6.23%
Income                                                                     -0.98%        N/A            0.58%
International Growth                                                       -28.42%       N/A           -2.49%
International Growth and Income                                            -28.61%       N/A           -8.69%
International New Opportunities                                            -36.35%       N/A           -12.36%
Investors                                                                  -32.51%       N/A           -14.64%
Money Market                                                               -4.40%        N/A            0.35%
New Opportunities                                                          -37.79%       N/A           -11.67%
New Value                                                                  -4.89%        N/A            0.16%
OTC & Emerging Growth                                                      -53.08%       N/A           -25.97%
Research                                                                   -26.67%       N/A           -7.15%
Small Cap Value                                                             9.68%        N/A           13.12%
Utilities Growth and Income                                                -30.10%       N/A           -7.40%
Vista                                                                      -41.09%       N/A           -7.86%
Voyager                                                                    -30.18%       N/A           -6.69%
Voyager II                                                                 -38.42%       N/A           -49.29%

(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application Date) and Retirement Income Guarantee Rider 2)

                                                                                             10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                 -1.71%        N/A            4.62%
Capital Appreciation                                                       -21.83%       N/A           -24.62%
Diversified Income                                                         -4.70%        N/A           -3.22%
The George Putnam Fund of Boston                                           -7.70%        N/A           -3.06%
Global Asset Allocation                                                    -16.52%       N/A           -6.63%
Global Growth                                                              -37.42%       N/A           -13.30%
Growth and Income                                                          -14.44%       N/A           -6.85%
Growth Opportunities                                                       -39.71%       N/A           -36.72%
Health Sciences                                                            -27.57%       N/A            2.69%
High Yield                                                                 -4.56%        N/A           -6.23%
Income                                                                     -0.98%        N/A            0.58%
International Growth                                                       -28.42%       N/A           -2.49%
International Growth and Income                                            -28.61%       N/A           -8.69%
International New Opportunities                                            -36.35%       N/A           -12.36%
Investors                                                                  -32.51%       N/A           -14.64%
Money Market                                                               -4.40%        N/A            0.35%
New Opportunities                                                          -37.79%       N/A           -11.67%
New Value                                                                  -4.89%        N/A            0.16%
OTC & Emerging Growth                                                      -53.08%       N/A           -25.97%
Research                                                                   -26.67%       N/A           -7.15%
Small Cap Value                                                             9.68%        N/A           13.12%
Utilities Growth and Income                                                -30.10%       N/A           -7.40%
Vista                                                                      -41.09%       N/A           -7.86%
Voyager                                                                    -30.18%       N/A           -6.69%
Voyager II                                                                 -38.42%       N/A           -49.29%

(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the
Rider Application Date) and Retirement Income Guarantee Rider 2)
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                 -1.87%        N/A            4.45%
Capital Appreciation                                                       -21.95%       N/A           -24.75%
Diversified Income                                                         -4.85%        N/A           -3.38%
The George Putnam Fund of Boston                                           -7.85%        N/A           -3.21%
Global Asset Allocation                                                    -16.66%       N/A           -6.78%
Global Growth                                                              -37.52%       N/A           -13.44%
Growth and Income                                                          -14.58%       N/A           -7.00%
Growth Opportunities                                                       -39.81%       N/A           -36.83%
Health Sciences                                                            -27.69%       N/A            2.53%
High Yield                                                                 -4.72%        N/A           -6.38%
Income                                                                     -1.14%        N/A            0.42%
International Growth                                                       -28.54%       N/A           -2.65%
International Growth and Income                                            -28.73%       N/A           -8.84%
International New Opportunities                                            -36.45%       N/A           -12.50%
Investors                                                                  -32.62%       N/A           -14.78%
Money Market                                                               -4.55%        N/A            0.19%
New Opportunities                                                          -37.89%       N/A           -11.82%
New Value                                                                  -5.04%        N/A            0.00%
OTC & Emerging Growth                                                      -53.16%       N/A           -26.09%
Research                                                                   -26.79%       N/A           -7.30%
Small Cap Value                                                             9.50%        N/A           12.94%
Utilities Growth and Income                                                -30.21%       N/A           -7.55%
Vista                                                                      -41.19%       N/A           -8.01%
Voyager                                                                    -30.30%       N/A           -6.84%
Voyager II                                                                 -38.52%       N/A           -49.38%


(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application
Date) and Retirement Income Guarantee Rider 2)
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                 -1.87%        N/A            4.45%
Capital Appreciation                                                       -21.95%       N/A           -24.75%
Diversified Income                                                         -4.85%        N/A           -3.38%
The George Putnam Fund of Boston                                           -7.85%        N/A           -3.21%
Global Asset Allocation                                                    -16.66%       N/A           -6.78%
Global Growth                                                              -37.52%       N/A           -13.44%
Growth and Income                                                          -14.58%       N/A           -7.00%
Growth Opportunities                                                       -39.81%       N/A           -36.83%
Health Sciences                                                            -27.69%       N/A            2.53%
High Yield                                                                 -4.72%        N/A           -6.38%
Income                                                                     -1.14%        N/A            0.42%
International Growth                                                       -28.54%       N/A           -2.65%
International Growth and Income                                            -28.73%       N/A           -8.84%
International New Opportunities                                            -36.45%       N/A           -12.50%
Investors                                                                  -32.62%       N/A           -14.78%
Money Market                                                               -4.55%        N/A            0.19%
New Opportunities                                                          -37.89%       N/A           -11.82%
New Value                                                                  -5.04%        N/A            0.00%
OTC & Emerging Growth                                                      -53.16%       N/A           -26.09%
Research                                                                   -26.79%       N/A           -7.30%
Small Cap Value                                                             9.50%        N/A           12.94%
Utilities Growth and Income                                                -30.21%       N/A           -7.55%
Vista                                                                      -41.19%       N/A           -8.01%
Voyager                                                                    -30.30%       N/A           -6.84%
Voyager II                                                                 -38.52%       N/A           -49.38%

(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider
Application Date) and Retirement Income Guarantee Rider 2)
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                 -2.03%        N/A            4.29%
Capital Appreciation                                                       -22.08%       N/A           -24.87%
Diversified Income                                                         -5.00%        N/A           -3.53%
The George Putnam Fund of Boston                                           -8.00%        N/A           -3.37%
Global Asset Allocation                                                    -16.79%       N/A           -6.93%
Global Growth                                                              -37.63%       N/A           -13.58%
Growth and Income                                                          -14.71%       N/A           -7.15%
Growth Opportunities                                                       -39.91%       N/A           -36.94%
Health Sciences                                                            -27.81%       N/A            2.36%
High Yield                                                                 -4.87%        N/A           -6.53%
Income                                                                     -1.30%        N/A            0.26%
International Growth                                                       -28.65%       N/A           -2.80%
International Growth and Income                                            -28.84%       N/A           -8.98%
International New Opportunities                                            -36.56%       N/A           -12.64%
Investors                                                                  -32.74%       N/A           -14.92%
Money Market                                                               -4.70%        N/A            0.03%
New Opportunities                                                          -37.99%       N/A           -11.96%
New Value                                                                  -5.20%        N/A           -0.16%
OTC & Emerging Growth                                                      -53.24%       N/A           -26.22%
Research                                                                   -26.91%       N/A           -7.44%
Small Cap Value                                                             9.33%        N/A           12.77%
Utilities Growth and Income                                                -30.33%       N/A           -7.70%
Vista                                                                      -41.29%       N/A           -8.16%
Voyager                                                                    -30.42%       N/A           -6.99%
Voyager II                                                                 -38.62%       N/A           -49.47%

Non-Standardized Total Returns

Set out below are the non-standardized total returns for each Variable
Sub-Account since its inception through December 31, 2001. All of the Variable
Sub-Accounts commenced operations on April 30, 1999 except for the Putnam
American Government Income and Putnam Growth Opportunities Variable
Sub-Accounts, which commenced operations on February 4, 2000, the Putnam
Technology Variable Sub-Account, which commenced operations on July 17, 2000, and the Putnam Capital Appreciation and Putnam Voyager II Variable Sub-Accounts, which commenced operations on October 2, 2000. The non-standardized total returns shown below do not reflect withdrawal charges or the $30 annual contract maintenance charge.

(Without any optional benefits)
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  5.18%        N/A            8.53%
Capital Appreciation                                                       -15.02%       N/A           -18.41%
Diversified Income                                                          2.18%        N/A           -0.25%
The George Putnam Fund of Boston                                           -0.84%        N/A           -0.09%
Global Asset Allocation                                                    -9.69%        N/A           -3.58%
Global Growth                                                              -30.67%       N/A           -10.06%
Growth and Income                                                          -7.60%        N/A           -3.75%
Growth Opportunities                                                       -32.97%       N/A           -31.23%
Health Sciences                                                            -20.79%       N/A            5.42%
High Yield                                                                  2.31%        N/A           -3.16%
Income                                                                      5.91%        N/A            3.44%
International Growth                                                       -21.64%       N/A            0.34%
International Growth and Income                                            -21.83%       N/A           -5.59%
International New Opportunities                                            -29.60%       N/A           -9.18%
Investors                                                                  -25.75%       N/A           -11.31%
Money Market                                                                2.48%        N/A            3.20%
New Opportunities                                                          -31.04%       N/A           -8.51%
New Value                                                                   1.99%        N/A            3.04%
OTC & Emerging Growth                                                      -46.40%       N/A           -22.08%
Research                                                                   -19.88%       N/A           -3.91%
Small Cap Value                                                            16.61%        N/A           15.66%
Utilities Growth and Income                                                -23.32%       N/A           -4.34%
Vista                                                                      -34.36%       N/A           -4.85%
Voyager                                                                    -23.41%       N/A           -3.71%
Voyager II                                                                 -31.68%       N/A           -42.69%


(With  the MAV  Death  Benefit  Option or the  Enhanced  Beneficiary  Protection
(Annual Increase) Option)

                                                                                                10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  5.02%        N/A            8.37%
Capital Appreciation                                                       -15.15%       N/A           -18.54%
Diversified Income                                                          2.02%        N/A           -0.40%
The George Putnam Fund of Boston                                           -0.99%        N/A           -0.24%
Global Asset Allocation                                                    -9.83%        N/A           -3.72%
Global Growth                                                              -30.78%       N/A           -10.20%
Growth and Income                                                          -7.74%        N/A           -3.90%
Growth Opportunities                                                       -33.07%       N/A           -31.34%
Health Sciences                                                            -20.91%       N/A            5.26%
High Yield                                                                  2.16%        N/A           -3.30%
Income                                                                      5.75%        N/A            3.28%
International Growth                                                       -21.75%       N/A            0.19%
International Growth and Income                                            -21.95%       N/A           -5.73%
International New Opportunities                                            -29.70%       N/A           -9.32%
Investors                                                                  -25.86%       N/A           -11.44%
Money Market                                                                2.33%        N/A            3.05%
New Opportunities                                                          -31.15%       N/A           -8.65%
New Value                                                                   1.83%        N/A            2.89%
OTC & Emerging Growth                                                      -46.48%       N/A           -22.19%
Research                                                                   -20.00%       N/A           -4.05%
Small Cap Value                                                            16.44%        N/A           15.49%
Utilities Growth and Income                                                -23.44%       N/A           -4.48%
Vista                                                                      -34.46%       N/A           -5.00%
Voyager                                                                    -23.53%       N/A           -3.85%
Voyager II                                                                 -31.78%       N/A           -42.78%

(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is 70 or younger on the Rider Application Date))
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  4.91%        N/A            8.26%
Capital Appreciation                                                       -15.23%       N/A           -18.62%
Diversified Income                                                          1.92%        N/A           -0.50%
The George Putnam Fund of Boston                                           -1.09%        N/A           -0.34%
Global Asset Allocation                                                    -9.92%        N/A           -3.82%
Global Growth                                                              -30.85%       N/A           -10.29%
Growth and Income                                                          -7.83%        N/A           -3.99%
Growth Opportunities                                                       -33.14%       N/A           -31.40%
Health Sciences                                                            -20.99%       N/A            5.16%
High Yield                                                                  2.06%        N/A           -3.40%
Income                                                                      5.65%        N/A            3.18%
International Growth                                                       -21.83%       N/A            0.09%
International Growth and Income                                            -22.03%       N/A           -5.82%
International New Opportunities                                            -29.77%       N/A           -9.41%
Investors                                                                  -25.93%       N/A           -11.53%
Money Market                                                                2.22%        N/A            2.94%
New Opportunities                                                          -31.21%       N/A           -8.74%
New Value                                                                   1.73%        N/A            2.79%
OTC & Emerging Growth                                                      -46.53%       N/A           -22.27%
Research                                                                   -20.08%       N/A           -4.14%
Small Cap Value                                                            16.32%        N/A           15.38%
Utilities Growth and Income                                                -23.52%       N/A           -4.57%
Vista                                                                      -34.53%       N/A           -5.09%
Voyager                                                                    -23.60%       N/A           -3.95%
Voyager II                                                                 -31.85%       N/A           -42.84%

(With the MAV Death  Benefit  Option  and the  Enhanced  Beneficiary  Protection
(Annual Increase) Option)

                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  4.86%        N/A            8.20%
Capital Appreciation                                                       -15.27%       N/A           -18.66%
Diversified Income                                                          1.87%        N/A           -0.55%
The George Putnam Fund of Boston                                           -1.14%        N/A           -0.39%
Global Asset Allocation                                                    -9.96%        N/A           -3.87%
Global Growth                                                              -30.88%       N/A           -10.33%
Growth and Income                                                          -7.88%        N/A           -4.04%
Growth Opportunities                                                       -33.17%       N/A           -31.44%
Health Sciences                                                            -21.03%       N/A            5.10%
High Yield                                                                  2.01%        N/A           -3.45%
Income                                                                      5.60%        N/A            3.13%
International Growth                                                       -21.87%       N/A            0.04%
International Growth and Income                                            -22.06%       N/A           -5.87%
International New Opportunities                                            -29.81%       N/A           -9.45%
Investors                                                                  -25.97%       N/A           -11.57%
Money Market                                                                2.17%        N/A            2.89%
New Opportunities                                                          -31.25%       N/A           -8.79%
New Value                                                                   1.68%        N/A            2.73%
OTC & Emerging Growth                                                      -46.56%       N/A           -22.31%
Research                                                                   -20.12%       N/A           -4.19%
Small Cap Value                                                            16.26%        N/A           15.32%
Utilities Growth and Income                                                -23.55%       N/A           -4.62%
Vista                                                                      -34.56%       N/A           -5.14%
Voyager                                                                    -23.64%       N/A           -4.00%
Voyager II                                                                 -31.88%       N/A           -42.86%

(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is between 71 and 79 on the Rider Application
Date))
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  4.76%        N/A            8.10%
Capital Appreciation                                                       -15.36%       N/A           -18.74%
Diversified Income                                                          1.77%        N/A           -0.65%
The George Putnam Fund of Boston                                           -1.24%        N/A           -0.49%
Global Asset Allocation                                                    -10.05%       N/A           -3.96%
Global Growth                                                              -30.95%       N/A           -10.42%
Growth and Income                                                          -7.97%        N/A           -4.14%
Growth Opportunities                                                       -33.24%       N/A           -31.51%
Health Sciences                                                            -21.11%       N/A            5.00%
High Yield                                                                  1.90%        N/A           -3.54%
Income                                                                      5.49%        N/A            3.03%
International Growth                                                       -21.95%       N/A           -0.06%
International Growth and Income                                            -22.14%       N/A           -5.96%
International New Opportunities                                            -29.88%       N/A           -9.54%
Investors                                                                  -26.05%       N/A           -11.66%
Money Market                                                                2.07%        N/A            2.79%
New Opportunities                                                          -31.32%       N/A           -8.88%
New Value                                                                   1.58%        N/A            2.63%
OTC & Emerging Growth                                                      -46.61%       N/A           -22.39%
Research                                                                   -20.20%       N/A           -4.29%
Small Cap Value                                                            16.14%        N/A           15.20%
Utilities Growth and Income                                                -23.63%       N/A           -4.72%
Vista                                                                      -34.63%       N/A           -5.23%
Voyager                                                                    -23.72%       N/A           -4.09%
Voyager II                                                                 -31.95%       N/A           -42.92%

(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is 70 or younger on the
Rider Application Date))
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  4.76%        N/A            8.10%
Capital Appreciation                                                       -15.36%       N/A           -18.74%
Diversified Income                                                          1.77%        N/A           -0.65%
The George Putnam Fund of Boston                                           -1.24%        N/A           -0.49%
Global Asset Allocation                                                    -10.05%       N/A           -3.96%
Global Growth                                                              -30.95%       N/A           -10.42%
Growth and Income                                                          -7.97%        N/A           -4.14%
Growth Opportunities                                                       -33.24%       N/A           -31.51%
Health Sciences                                                            -21.11%       N/A            5.00%
High Yield                                                                  1.90%        N/A           -3.54%
Income                                                                      5.49%        N/A            3.03%
International Growth                                                       -21.95%       N/A           -0.06%
International Growth and Income                                            -22.14%       N/A           -5.96%
International New Opportunities                                            -29.88%       N/A           -9.54%
Investors                                                                  -26.05%       N/A           -11.66%
Money Market                                                                2.07%        N/A            2.79%
New Opportunities                                                          -31.32%       N/A           -8.88%
New Value                                                                   1.58%        N/A            2.63%
OTC & Emerging Growth                                                      -46.61%       N/A           -22.39%
Research                                                                   -20.20%       N/A           -4.29%
Small Cap Value                                                            16.14%        N/A           15.20%
Utilities Growth and Income                                                -23.63%       N/A           -4.72%
Vista                                                                      -34.63%       N/A           -5.23%
Voyager                                                                    -23.72%       N/A           -4.09%
Voyager II                                                                 -31.95%       N/A           -42.92%

(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date))

                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  4.60%        N/A            7.93%
Capital Appreciation                                                       -15.49%       N/A           -18.86%
Diversified Income                                                          1.62%        N/A           -0.80%
The George Putnam Fund of Boston                                           -1.39%        N/A           -0.63%
Global Asset Allocation                                                    -10.19%       N/A           -4.11%
Global Growth                                                              -31.05%       N/A           -10.56%
Growth and Income                                                          -8.11%        N/A           -4.28%
Growth Opportunities                                                       -33.34%       N/A           -31.61%
Health Sciences                                                            -21.23%       N/A            4.84%
High Yield                                                                  1.75%        N/A           -3.69%
Income                                                                      5.33%        N/A            2.87%
International Growth                                                       -22.07%       N/A           -0.21%
International Growth and Income                                            -22.26%       N/A           -6.10%
International New Opportunities                                            -29.99%       N/A           -9.68%
Investors                                                                  -26.16%       N/A           -11.79%
Money Market                                                                1.92%        N/A            2.64%
New Opportunities                                                          -31.42%       N/A           -9.02%
New Value                                                                   1.42%        N/A            2.48%
OTC & Emerging Growth                                                      -46.70%       N/A           -22.50%
Research                                                                   -20.32%       N/A           -4.43%
Small Cap Value                                                            15.97%        N/A           15.03%
Utilities Growth and Income                                                -23.75%       N/A           -4.86%
Vista                                                                      -34.72%       N/A           -5.37%
Voyager                                                                    -23.83%       N/A           -4.24%
Voyager II                                                                 -32.05%       N/A           -43.01%

(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application
Date))
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  4.60%        N/A            7.93%
Capital Appreciation                                                       -15.49%       N/A           -18.86%
Diversified Income                                                          1.62%        N/A           -0.80%
The George Putnam Fund of Boston                                           -1.39%        N/A           -0.63%
Global Asset Allocation                                                    -10.19%       N/A           -4.11%
Global Growth                                                              -31.05%       N/A           -10.56%
Growth and Income                                                          -8.11%        N/A           -4.28%
Growth Opportunities                                                       -33.34%       N/A           -31.61%
Health Sciences                                                            -21.23%       N/A            4.84%
High Yield                                                                  1.75%        N/A           -3.69%
Income                                                                      5.33%        N/A            2.87%
International Growth                                                       -22.07%       N/A           -0.21%
International Growth and Income                                            -22.26%       N/A           -6.10%
International New Opportunities                                            -29.99%       N/A           -9.68%
Investors                                                                  -26.16%       N/A           -11.79%
Money Market                                                                1.92%        N/A            2.64%
New Opportunities                                                          -31.42%       N/A           -9.02%
New Value                                                                   1.42%        N/A            2.48%
OTC & Emerging Growth                                                      -46.70%       N/A           -22.50%
Research                                                                   -20.32%       N/A           -4.43%
Small Cap Value                                                            15.97%        N/A           15.03%
Utilities Growth and Income                                                -23.75%       N/A           -4.86%
Vista                                                                      -34.72%       N/A           -5.37%
Voyager                                                                    -23.83%       N/A           -4.24%
Voyager II                                                                 -32.05%       N/A           -43.01%

(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider
Application Date))
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  4.44%        N/A            7.77%
Capital Appreciation                                                       -15.61%       N/A           -18.98%
Diversified Income                                                          1.46%        N/A           -0.95%
The George Putnam Fund of Boston                                           -1.54%        N/A           -0.78%
Global Asset Allocation                                                    -10.33%       N/A           -4.25%
Global Growth                                                              -31.16%       N/A           -10.69%
Growth and Income                                                          -8.25%        N/A           -4.42%
Growth Opportunities                                                       -33.44%       N/A           -31.71%
Health Sciences                                                            -21.34%       N/A            4.68%
High Yield                                                                  1.60%        N/A           -3.83%
Income                                                                      5.17%        N/A            2.72%
International Growth                                                       -22.19%       N/A           -0.36%
International Growth and Income                                            -22.38%       N/A           -6.24%
International New Opportunities                                            -30.09%       N/A           -9.81%
Investors                                                                  -26.27%       N/A           -11.92%
Money Market                                                                1.76%        N/A            2.48%
New Opportunities                                                          -31.53%       N/A           -9.15%
New Value                                                                   1.27%        N/A            2.32%
OTC & Emerging Growth                                                      -46.78%       N/A           -22.62%
Research                                                                   -20.44%       N/A           -4.58%
Small Cap Value                                                            15.79%        N/A           14.86%
Utilities Growth and Income                                                -23.86%       N/A           -5.00%
Vista                                                                      -34.82%       N/A           -5.52%
Voyager                                                                    -23.95%       N/A           -4.38%
Voyager II                                                                 -32.16%       N/A           -43.09%

(With Retirement Income Guarantee Rider 1)
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  4.93%        N/A            8.28%
Capital Appreciation                                                       -15.27%       N/A           -18.80%
Diversified Income                                                          1.93%        N/A           -0.54%
The George Putnam Fund of Boston                                           -1.09%        N/A           -0.37%
Global Asset Allocation                                                    -9.94%        N/A           -3.85%
Global Growth                                                              -30.92%       N/A           -10.31%
Growth and Income                                                          -7.85%        N/A           -4.04%
Growth Opportunities                                                       -33.22%       N/A           -31.54%
Health Sciences                                                            -21.04%       N/A            5.17%
High Yield                                                                  2.06%        N/A           -3.45%
Income                                                                      5.66%        N/A            3.16%
International Growth                                                       -21.89%       N/A            0.11%
International Growth and Income                                            -22.08%       N/A           -5.85%
International New Opportunities                                            -29.85%       N/A           -9.42%
Investors                                                                  -26.00%       N/A           -11.57%
Money Market                                                                2.23%        N/A            2.93%
New Opportunities                                                          -31.29%       N/A           -8.75%
New Value                                                                   1.74%        N/A            2.75%
OTC & Emerging Growth                                                      -46.65%       N/A           -22.33%
Research                                                                   -20.13%       N/A           -4.26%
Small Cap Value                                                            16.36%        N/A           15.40%
Utilities Growth and Income                                                -23.57%       N/A           -4.60%
Vista                                                                      -34.61%       N/A           -5.08%
Voyager                                                                    -23.66%       N/A           -3.95%
Voyager II                                                                 -31.93%       N/A           -43.08%

(With  the MAV  Death  Benefit  Option or the  Enhanced  Beneficiary  Protection
(Annual Increase) Option and Retirement Income Guarantee Rider 1)

                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  4.77%        N/A            8.12%
Capital Appreciation                                                       -15.40%       N/A           -18.93%
Diversified Income                                                          1.77%        N/A           -0.69%
The George Putnam Fund of Boston                                           -1.24%        N/A           -0.52%
Global Asset Allocation                                                    -10.08%       N/A           -4.00%
Global Growth                                                              -31.03%       N/A           -10.44%
Growth and Income                                                          -7.99%        N/A           -4.19%
Growth Opportunities                                                       -33.32%       N/A           -31.64%
Health Sciences                                                            -21.16%       N/A            5.01%
High Yield                                                                  1.91%        N/A           -3.59%
Income                                                                      5.50%        N/A            3.00%
International Growth                                                       -22.00%       N/A           -0.04%
International Growth and Income                                            -22.20%       N/A           -5.99%
International New Opportunities                                            -29.95%       N/A           -9.55%
Investors                                                                  -26.11%       N/A           -11.71%
Money Market                                                                2.08%        N/A            2.77%
New Opportunities                                                          -31.40%       N/A           -8.89%
New Value                                                                   1.58%        N/A            2.60%
OTC & Emerging Growth                                                      -46.73%       N/A           -22.45%
Research                                                                   -20.25%       N/A           -4.41%
Small Cap Value                                                            16.19%        N/A           15.23%
Utilities Growth and Income                                                -23.69%       N/A           -4.75%
Vista                                                                      -34.71%       N/A           -5.23%
Voyager                                                                    -23.78%       N/A           -4.09%
Voyager II                                                                 -32.03%       N/A           -43.17%

(With the Earnings  Protection  Death  Benefit  Option  (assuming  age of oldest
Contract Owner and Annuitant is 70 or younger on the Rider Application Date) and Retirement Income Guarantee Rider 1)

                                                                                                 10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  4.66%        N/A            8.01%
Capital Appreciation                                                       -15.48%       N/A           -19.01%
Diversified Income                                                          1.67%        N/A           -0.79%
The George Putnam Fund of Boston                                           -1.34%        N/A           -0.62%
Global Asset Allocation                                                    -10.17%       N/A           -4.09%
Global Growth                                                              -31.10%       N/A           -10.53%
Growth and Income                                                          -8.08%        N/A           -4.28%
Growth Opportunities                                                       -33.39%       N/A           -31.71%
Health Sciences                                                            -21.24%       N/A            4.91%
High Yield                                                                  1.81%        N/A           -3.69%
Income                                                                      5.40%        N/A            2.90%
International Growth                                                       -22.08%       N/A           -0.14%
International Growth and Income                                            -22.28%       N/A           -6.09%
International New Opportunities                                            -30.02%       N/A           -9.64%
Investors                                                                  -26.18%       N/A           -11.80%
Money Market                                                                1.97%        N/A            2.67%
New Opportunities                                                          -31.46%       N/A           -8.98%
New Value                                                                   1.48%        N/A            2.50%
OTC & Emerging Growth                                                      -46.78%       N/A           -22.53%
Research                                                                   -20.33%       N/A           -4.50%
Small Cap Value                                                            16.07%        N/A           15.11%
Utilities Growth and Income                                                -23.77%       N/A           -4.84%
Vista                                                                      -34.78%       N/A           -5.32%
Voyager                                                                    -23.85%       N/A           -4.19%
Voyager II                                                                 -32.10%       N/A           -43.22%

(With the MAV Death  Benefit  Option  and the  Enhanced  Beneficiary  Protection
(Annual Increase) Option and Retirement Income Guarantee Rider 1)

                                                                                                10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  4.61%        N/A            7.95%
Capital Appreciation                                                       -15.52%       N/A           -19.05%
Diversified Income                                                          1.62%        N/A           -0.83%
The George Putnam Fund of Boston                                           -1.39%        N/A           -0.67%
Global Asset Allocation                                                    -10.21%       N/A           -4.14%
Global Growth                                                              -31.13%       N/A           -10.58%
Growth and Income                                                          -8.13%        N/A           -4.33%
Growth Opportunities                                                       -33.42%       N/A           -31.75%
Health Sciences                                                            -21.28%       N/A            4.86%
High Yield                                                                  1.76%        N/A           -3.74%
Income                                                                      5.35%        N/A            2.85%
International Growth                                                       -22.12%       N/A           -0.19%
International Growth and Income                                            -22.31%       N/A           -6.13%
International New Opportunities                                            -30.06%       N/A           -9.69%
Investors                                                                  -26.22%       N/A           -11.84%
Money Market                                                                1.92%        N/A            2.62%
New Opportunities                                                          -31.50%       N/A           -9.03%
New Value                                                                   1.43%        N/A            2.44%
OTC & Emerging Growth                                                      -46.81%       N/A           -22.57%
Research                                                                   -20.37%       N/A           -4.55%
Small Cap Value                                                            16.01%        N/A           15.05%
Utilities Growth and Income                                                -23.80%       N/A           -4.89%
Vista                                                                      -34.81%       N/A           -5.37%
Voyager                                                                    -23.89%       N/A           -4.24%
Voyager II                                                                 -32.13%       N/A           -43.25%

(With the Earnings  Protection  Death  Benefit  Option  (assuming  age of oldest
Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement Income Guarantee Rider 1)

                                                                                                 10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  4.51%        N/A            7.85%
Capital Appreciation                                                       -15.61%       N/A           -19.13%
Diversified Income                                                          1.52%        N/A           -0.93%
The George Putnam Fund of Boston                                           -1.49%        N/A           -0.77%
Global Asset Allocation                                                    -10.30%       N/A           -4.24%
Global Growth                                                              -31.20%       N/A           -10.67%
Growth and Income                                                          -8.22%        N/A           -4.43%
Growth Opportunities                                                       -33.49%       N/A           -31.82%
Health Sciences                                                            -21.36%       N/A            4.75%
High Yield                                                                  1.65%        N/A           -3.83%
Income                                                                      5.24%        N/A            2.74%
International Growth                                                       -22.20%       N/A           -0.29%
International Growth and Income                                            -22.39%       N/A           -6.23%
International New Opportunities                                            -30.13%       N/A           -9.78%
Investors                                                                  -26.30%       N/A           -11.93%
Money Market                                                                1.82%        N/A            2.51%
New Opportunities                                                          -31.57%       N/A           -9.12%
New Value                                                                   1.33%        N/A            2.34%
OTC & Emerging Growth                                                      -46.86%       N/A           -22.64%
Research                                                                   -20.45%       N/A           -4.65%
Small Cap Value                                                            15.89%        N/A           14.94%
Utilities Growth and Income                                                -23.88%       N/A           -4.99%
Vista                                                                      -34.88%       N/A           -5.47%
Voyager                                                                    -23.97%       N/A           -4.33%
Voyager II                                                                 -32.20%       N/A           -43.31%

(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is 70 or younger on the
Rider Application Date) and Retirement Income Guarantee Rider 1)
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  4.51%        N/A            7.85%
Capital Appreciation                                                       -15.61%       N/A           -19.13%
Diversified Income                                                          1.52%        N/A           -0.93%
The George Putnam Fund of Boston                                           -1.49%        N/A           -0.77%
Global Asset Allocation                                                    -10.30%       N/A           -4.24%
Global Growth                                                              -31.20%       N/A           -10.67%
Growth and Income                                                          -8.22%        N/A           -4.43%
Growth Opportunities                                                       -33.49%       N/A           -31.82%
Health Sciences                                                            -21.36%       N/A            4.75%
High Yield                                                                  1.65%        N/A           -3.83%
Income                                                                      5.24%        N/A            2.74%
International Growth                                                       -22.20%       N/A           -0.29%
International Growth and Income                                            -22.39%       N/A           -6.23%
International New Opportunities                                            -30.13%       N/A           -9.78%
Investors                                                                  -26.30%       N/A           -11.93%
Money Market                                                                1.82%        N/A            2.51%
New Opportunities                                                          -31.57%       N/A           -9.12%
New Value                                                                   1.33%        N/A            2.34%
OTC & Emerging Growth                                                      -46.86%       N/A           -22.64%
Research                                                                   -20.45%       N/A           -4.65%
Small Cap Value                                                            15.89%        N/A           14.94%
Utilities Growth and Income                                                -23.88%       N/A           -4.99%
Vista                                                                      -34.88%       N/A           -5.47%
Voyager                                                                    -23.97%       N/A           -4.33%
Voyager II                                                                 -32.20%       N/A           -43.31%

(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement Income Guarantee Rider 1)

                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  4.35%        N/A            7.68%
Capital Appreciation                                                       -15.74%       N/A           -19.25%
Diversified Income                                                          1.37%        N/A           -1.08%
The George Putnam Fund of Boston                                           -1.64%        N/A           -0.92%
Global Asset Allocation                                                    -10.44%       N/A           -4.38%
Global Growth                                                              -31.30%       N/A           -10.80%
Growth and Income                                                          -8.36%        N/A           -4.57%
Growth Opportunities                                                       -33.59%       N/A           -31.92%
Health Sciences                                                            -21.48%       N/A            4.59%
High Yield                                                                  1.50%        N/A           -3.98%
Income                                                                      5.08%        N/A            2.59%
International Growth                                                       -22.32%       N/A           -0.44%
International Growth and Income                                            -22.51%       N/A           -6.37%
International New Opportunities                                            -30.24%       N/A           -9.92%
Investors                                                                  -26.41%       N/A           -12.06%
Money Market                                                                1.67%        N/A            2.36%
New Opportunities                                                          -31.67%       N/A           -9.26%
New Value                                                                   1.17%        N/A            2.19%
OTC & Emerging Growth                                                      -46.95%       N/A           -22.76%
Research                                                                   -20.57%       N/A           -4.79%
Small Cap Value                                                            15.72%        N/A           14.77%
Utilities Growth and Income                                                -24.00%       N/A           -5.13%
Vista                                                                      -34.97%       N/A           -5.61%
Voyager                                                                    -24.08%       N/A           -4.48%
Voyager II                                                                 -32.30%       N/A           -43.39%

(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application
Date) and Retirement Income Guarantee Rider 1)
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  4.35%        N/A            7.68%
Capital Appreciation                                                       -15.74%       N/A           -19.25%
Diversified Income                                                          1.37%        N/A           -1.08%
The George Putnam Fund of Boston                                           -1.64%        N/A           -0.92%
Global Asset Allocation                                                    -10.44%       N/A           -4.38%
Global Growth                                                              -31.30%       N/A           -10.80%
Growth and Income                                                          -8.36%        N/A           -4.57%
Growth Opportunities                                                       -33.59%       N/A           -31.92%
Health Sciences                                                            -21.48%       N/A            4.59%
High Yield                                                                  1.50%        N/A           -3.98%
Income                                                                      5.08%        N/A            2.59%
International Growth                                                       -22.32%       N/A           -0.44%
International Growth and Income                                            -22.51%       N/A           -6.37%
International New Opportunities                                            -30.24%       N/A           -9.92%
Investors                                                                  -26.41%       N/A           -12.06%
Money Market                                                                1.67%        N/A            2.36%
New Opportunities                                                          -31.67%       N/A           -9.26%
New Value                                                                   1.17%        N/A            2.19%
OTC & Emerging Growth                                                      -46.95%       N/A           -22.76%
Research                                                                   -20.57%       N/A           -4.79%
Small Cap Value                                                            15.72%        N/A           14.77%
Utilities Growth and Income                                                -24.00%       N/A           -5.13%
Vista                                                                      -34.97%       N/A           -5.61%
Voyager                                                                    -24.08%       N/A           -4.48%
Voyager II                                                                 -32.30%       N/A           -43.39%

(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider
Application Date) and Retirement Income Guarantee Rider 1)
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  4.19%        N/A            7.52%
Capital Appreciation                                                       -15.86%       N/A           -19.37%
Diversified Income                                                          1.21%        N/A           -1.23%
The George Putnam Fund of Boston                                           -1.79%        N/A           -1.07%
Global Asset Allocation                                                    -10.58%       N/A           -4.53%
Global Growth                                                              -31.41%       N/A           -10.94%
Growth and Income                                                          -8.50%        N/A           -4.72%
Growth Opportunities                                                       -33.69%       N/A           -32.02%
Health Sciences                                                            -21.59%       N/A            4.44%
High Yield                                                                  1.35%        N/A           -4.12%
Income                                                                      4.92%        N/A            2.43%
International Growth                                                       -22.44%       N/A           -0.59%
International Growth and Income                                            -22.63%       N/A           -6.51%
International New Opportunities                                            -30.34%       N/A           -10.05%
Investors                                                                  -26.52%       N/A           -12.19%
Money Market                                                                1.51%        N/A            2.21%
New Opportunities                                                          -31.78%       N/A           -9.39%
New Value                                                                   1.02%        N/A            2.03%
OTC & Emerging Growth                                                      -47.03%       N/A           -22.88%
Research                                                                   -20.69%       N/A           -4.93%
Small Cap Value                                                            15.54%        N/A           14.59%
Utilities Growth and Income                                                -24.11%       N/A           -5.27%
Vista                                                                      -35.07%       N/A           -5.75%
Voyager                                                                    -24.20%       N/A           -4.62%
Voyager II                                                                 -32.41%       N/A           -43.48%

(With Retirement Income Guarantee Rider 2)
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  4.73%        N/A            8.08%
Capital Appreciation                                                       -15.47%       N/A           -19.12%
Diversified Income                                                          1.73%        N/A           -0.76%
The George Putnam Fund of Boston                                           -1.29%        N/A           -0.61%
Global Asset Allocation                                                    -10.14%       N/A           -4.07%
Global Growth                                                              -31.12%       N/A           -10.50%
Growth and Income                                                          -8.05%        N/A           -4.28%
Growth Opportunities                                                       -33.42%       N/A           -31.79%
Health Sciences                                                            -21.24%       N/A            4.97%
High Yield                                                                  1.86%        N/A           -3.68%
Income                                                                      5.46%        N/A            2.93%
International Growth                                                       -22.09%       N/A           -0.07%
International Growth and Income                                            -22.28%       N/A           -6.06%
International New Opportunities                                            -30.05%       N/A           -9.61%
Investors                                                                  -26.20%       N/A           -11.79%
Money Market                                                                2.03%        N/A            2.71%
New Opportunities                                                          -31.49%       N/A           -8.94%
New Value                                                                   1.54%        N/A            2.52%
OTC & Emerging Growth                                                      -46.85%       N/A           -22.54%
Research                                                                   -20.33%       N/A           -4.55%
Small Cap Value                                                            16.16%        N/A           15.19%
Utilities Growth and Income                                                -23.77%       N/A           -4.82%
Vista                                                                      -34.81%       N/A           -5.27%
Voyager                                                                    -23.86%       N/A           -4.14%
Voyager II                                                                 -32.13%       N/A           -43.39%


(With  the MAV  Death  Benefit  Option or the  Enhanced  Beneficiary  Protection
(Annual Increase) Option and Retirement Income Guarantee Rider 2)

                                                                                                 10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  4.57%        N/A            7.91%
Capital Appreciation                                                       -15.60%       N/A           -19.24%
Diversified Income                                                          1.57%        N/A           -0.91%
The George Putnam Fund of Boston                                           -1.44%        N/A           -0.76%
Global Asset Allocation                                                    -10.28%       N/A           -4.22%
Global Growth                                                              -31.23%       N/A           -10.64%
Growth and Income                                                          -8.19%        N/A           -4.42%
Growth Opportunities                                                       -33.52%       N/A           -31.89%
Health Sciences                                                            -21.36%       N/A            4.82%
High Yield                                                                  1.71%        N/A           -3.83%
Income                                                                      5.30%        N/A            2.77%
International Growth                                                       -22.20%       N/A           -0.23%
International Growth and Income                                            -22.40%       N/A           -6.21%
International New Opportunities                                            -30.15%       N/A           -9.74%
Investors                                                                  -26.31%       N/A           -11.92%
Money Market                                                                1.88%        N/A            2.55%
New Opportunities                                                          -31.60%       N/A           -9.08%
New Value                                                                   1.38%        N/A            2.37%
OTC & Emerging Growth                                                      -46.93%       N/A           -22.65%
Research                                                                   -20.45%       N/A           -4.69%
Small Cap Value                                                            15.99%        N/A           15.01%
Utilities Growth and Income                                                -23.89%       N/A           -4.96%
Vista                                                                      -34.91%       N/A           -5.41%
Voyager                                                                    -23.98%       N/A           -4.28%
Voyager II                                                                 -32.23%       N/A           -43.48%

(With the Earnings  Protection  Death  Benefit  Option  (assuming  age of oldest
Contract Owner and Annuitant is 70 or younger on the Rider Application Date) and Retirement Income Guarantee Rider 2)

                                                                                                 10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  4.46%        N/A            7.81%
Capital Appreciation                                                       -15.68%       N/A           -19.32%
Diversified Income                                                          1.47%        N/A           -1.01%
The George Putnam Fund of Boston                                           -1.54%        N/A           -0.86%
Global Asset Allocation                                                    -10.37%       N/A           -4.31%
Global Growth                                                              -31.30%       N/A           -10.73%
Growth and Income                                                          -8.28%        N/A           -4.52%
Growth Opportunities                                                       -33.59%       N/A           -31.96%
Health Sciences                                                            -21.44%       N/A            4.71%
High Yield                                                                  1.61%        N/A           -3.92%
Income                                                                      5.20%        N/A            2.67%
International Growth                                                       -22.28%       N/A           -0.33%
International Growth and Income                                            -22.48%       N/A           -6.30%
International New Opportunities                                            -30.22%       N/A           -9.83%
Investors                                                                  -26.38%       N/A           -12.01%
Money Market                                                                1.77%        N/A            2.45%
New Opportunities                                                          -31.66%       N/A           -9.17%
New Value                                                                   1.28%        N/A            2.26%
OTC & Emerging Growth                                                      -46.98%       N/A           -22.73%
Research                                                                   -20.53%       N/A           -4.79%
Small Cap Value                                                            15.87%        N/A           14.90%
Utilities Growth and Income                                                -23.97%       N/A           -5.06%
Vista                                                                      -34.98%       N/A           -5.51%
Voyager                                                                    -24.05%       N/A           -4.38%
Voyager II                                                                 -32.30%       N/A           -43.53%

(With the MAV Death  Benefit  Option  and the  Enhanced  Beneficiary  Protection
(Annual Increase) Option and Retirement Income Guarantee Rider 2)

                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  4.41%        N/A            7.75%
Capital Appreciation                                                       -15.72%       N/A           -19.36%
Diversified Income                                                          1.42%        N/A           -1.06%
The George Putnam Fund of Boston                                           -1.59%        N/A           -0.91%
Global Asset Allocation                                                    -10.41%       N/A           -4.36%
Global Growth                                                              -31.33%       N/A           -10.77%
Growth and Income                                                          -8.33%        N/A           -4.57%
Growth Opportunities                                                       -33.62%       N/A           -31.99%
Health Sciences                                                            -21.48%       N/A            4.66%
High Yield                                                                  1.56%        N/A           -3.97%
Income                                                                      5.15%        N/A            2.62%
International Growth                                                       -22.32%       N/A           -0.38%
International Growth and Income                                            -22.51%       N/A           -6.35%
International New Opportunities                                            -30.26%       N/A           -9.88%
Investors                                                                  -26.42%       N/A           -12.06%
Money Market                                                                1.72%        N/A            2.40%
New Opportunities                                                          -31.70%       N/A           -9.22%
New Value                                                                   1.23%        N/A            2.21%
OTC & Emerging Growth                                                      -47.01%       N/A           -22.77%
Research                                                                   -20.57%       N/A           -4.84%
Small Cap Value                                                            15.81%        N/A           14.84%
Utilities Growth and Income                                                -24.00%       N/A           -5.11%
Vista                                                                      -35.01%       N/A           -5.56%
Voyager                                                                    -24.09%       N/A           -4.43%
Voyager II                                                                 -32.33%       N/A           -43.56%

(With the Earnings  Protection  Death  Benefit  Option  (assuming  age of oldest
Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement Income Guarantee Rider 2)

                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  4.31%        N/A            7.64%
Capital Appreciation                                                       -15.81%       N/A           -19.44%
Diversified Income                                                          1.32%        N/A           -1.16%
The George Putnam Fund of Boston                                           -1.69%        N/A           -1.01%
Global Asset Allocation                                                    -10.50%       N/A           -4.46%
Global Growth                                                              -31.40%       N/A           -10.86%
Growth and Income                                                          -8.42%        N/A           -4.66%
Growth Opportunities                                                       -33.69%       N/A           -32.06%
Health Sciences                                                            -21.56%       N/A            4.55%
High Yield                                                                  1.45%        N/A           -4.07%
Income                                                                      5.04%        N/A            2.52%
International Growth                                                       -22.40%       N/A           -0.48%
International Growth and Income                                            -22.59%       N/A           -6.44%
International New Opportunities                                            -30.33%       N/A           -9.97%
Investors                                                                  -26.50%       N/A           -12.14%
Money Market                                                                1.62%        N/A            2.29%
New Opportunities                                                          -31.77%       N/A           -9.31%
New Value                                                                   1.13%        N/A            2.11%
OTC & Emerging Growth                                                      -47.06%       N/A           -22.85%
Research                                                                   -20.65%       N/A           -4.93%
Small Cap Value                                                            15.69%        N/A           14.73%
Utilities Growth and Income                                                -24.08%       N/A           -5.20%
Vista                                                                      -35.08%       N/A           -5.65%
Voyager                                                                    -24.17%       N/A           -4.52%
Voyager II                                                                 -32.40%       N/A           -43.62%

(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is 70 or younger on the
Rider Application Date) and Retirement Income Guarantee Rider 2)
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  4.31%        N/A            7.64%
Capital Appreciation                                                       -15.81%       N/A           -19.44%
Diversified Income                                                          1.32%        N/A           -1.16%
The George Putnam Fund of Boston                                           -1.69%        N/A           -1.01%
Global Asset Allocation                                                    -10.50%       N/A           -4.46%
Global Growth                                                              -31.40%       N/A           -10.86%
Growth and Income                                                          -8.42%        N/A           -4.66%
Growth Opportunities                                                       -33.69%       N/A           -32.06%
Health Sciences                                                            -21.56%       N/A            4.55%
High Yield                                                                  1.45%        N/A           -4.07%
Income                                                                      5.04%        N/A            2.52%
International Growth                                                       -22.40%       N/A           -0.48%
International Growth and Income                                            -22.59%       N/A           -6.44%
International New Opportunities                                            -30.33%       N/A           -9.97%
Investors                                                                  -26.50%       N/A           -12.14%
Money Market                                                                1.62%        N/A            2.29%
New Opportunities                                                          -31.77%       N/A           -9.31%
New Value                                                                   1.13%        N/A            2.11%
OTC & Emerging Growth                                                      -47.06%       N/A           -22.85%
Research                                                                   -20.65%       N/A           -4.93%
Small Cap Value                                                            15.69%        N/A           14.73%
Utilities Growth and Income                                                -24.08%       N/A           -5.20%
Vista                                                                      -35.08%       N/A           -5.65%
Voyager                                                                    -24.17%       N/A           -4.52%
Voyager II                                                                 -32.40%       N/A           -43.62%

(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the
Rider Application Date) and Retirement Income Guarantee Rider 2)
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  4.15%        N/A            7.48%
Capital Appreciation                                                       -15.94%       N/A           -19.56%
Diversified Income                                                          1.17%        N/A           -1.31%
The George Putnam Fund of Boston                                           -1.84%        N/A           -1.15%
Global Asset Allocation                                                    -10.64%       N/A           -4.60%
Global Growth                                                              -31.50%       N/A           -11.00%
Growth and Income                                                          -8.56%        N/A           -4.81%
Growth Opportunities                                                       -33.79%       N/A           -32.17%
Health Sciences                                                            -21.68%       N/A            4.40%
High Yield                                                                  1.30%        N/A           -4.22%
Income                                                                      4.88%        N/A            2.36%
International Growth                                                       -22.52%       N/A           -0.63%
International Growth and Income                                            -22.71%       N/A           -6.58%
International New Opportunities                                            -30.44%       N/A           -10.10%
Investors                                                                  -26.61%       N/A           -12.28%
Money Market                                                                1.47%        N/A            2.14%
New Opportunities                                                          -31.87%       N/A           -9.45%
New Value                                                                   0.97%        N/A            1.95%
OTC & Emerging Growth                                                      -47.15%       N/A           -22.97%
Research                                                                   -20.77%       N/A           -5.08%
Small Cap Value                                                            15.52%        N/A           14.55%
Utilities Growth and Income                                                -24.20%       N/A           -5.34%
Vista                                                                      -35.17%       N/A           -5.79%
Voyager                                                                    -24.28%       N/A           -4.67%
Voyager II                                                                 -32.50%       N/A           -43.70%


(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application
Date) and Retirement Income Guarantee Rider 2)
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  4.15%        N/A            7.48%
Capital Appreciation                                                       -15.94%       N/A           -19.56%
Diversified Income                                                          1.17%        N/A           -1.31%
The George Putnam Fund of Boston                                           -1.84%        N/A           -1.15%
Global Asset Allocation                                                    -10.64%       N/A           -4.60%
Global Growth                                                              -31.50%       N/A           -11.00%
Growth and Income                                                          -8.56%        N/A           -4.81%
Growth Opportunities                                                       -33.79%       N/A           -32.17%
Health Sciences                                                            -21.68%       N/A            4.40%
High Yield                                                                  1.30%        N/A           -4.22%
Income                                                                      4.88%        N/A            2.36%
International Growth                                                       -22.52%       N/A           -0.63%
International Growth and Income                                            -22.71%       N/A           -6.58%
International New Opportunities                                            -30.44%       N/A           -10.10%
Investors                                                                  -26.61%       N/A           -12.28%
Money Market                                                                1.47%        N/A            2.14%
New Opportunities                                                          -31.87%       N/A           -9.45%
New Value                                                                   0.97%        N/A            1.95%
OTC & Emerging Growth                                                      -47.15%       N/A           -22.97%
Research                                                                   -20.77%       N/A           -5.08%
Small Cap Value                                                            15.52%        N/A           14.55%
Utilities Growth and Income                                                -24.20%       N/A           -5.34%
Vista                                                                      -35.17%       N/A           -5.79%
Voyager                                                                    -24.28%       N/A           -4.67%
Voyager II                                                                 -32.50%       N/A           -43.70%

(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider
Application Date) and Retirement Income Guarantee Rider 2)

                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  3.99%        N/A            7.32%
Capital Appreciation                                                       -16.06%       N/A           -19.68%
Diversified Income                                                          1.01%        N/A           -1.46%
The George Putnam Fund of Boston                                           -1.99%        N/A           -1.30%
Global Asset Allocation                                                    -10.78%       N/A           -4.75%
Global Growth                                                              -31.61%       N/A           -11.13%
Growth and Income                                                          -8.70%        N/A           -4.95%
Growth Opportunities                                                       -33.89%       N/A           -32.27%
Health Sciences                                                            -21.79%       N/A            4.24%
High Yield                                                                  1.15%        N/A           -4.36%
Income                                                                      4.72%        N/A            2.21%
International Growth                                                       -22.64%       N/A           -0.78%
International Growth and Income                                            -22.83%       N/A           -6.72%
International New Opportunities                                            -30.54%       N/A           -10.24%
Investors                                                                  -26.72%       N/A           -12.41%
Money Market                                                                1.31%        N/A            1.98%
New Opportunities                                                          -31.98%       N/A           -9.59%
New Value                                                                   0.82%        N/A            1.80%
OTC & Emerging Growth                                                      -47.23%       N/A           -23.09%
Research                                                                   -20.89%       N/A           -5.22%
Small Cap Value                                                            15.34%        N/A           14.38%
Utilities Growth and Income                                                -24.31%       N/A           -5.49%
Vista                                                                      -35.27%       N/A           -5.94%
Voyager                                                                    -24.40%       N/A           -4.81%
Voyager II                                                                 -32.61%       N/A           -43.79%



Adjusted Historical Total Returns
Set out below are the adjusted historical total returns for each Variable
Sub-Account since the Fund's inception through December 31, 2001. Adjusted historical total returns are computed in the same manner as standardized total returns, except that the performance figures shown are based on the Funds' historical performance since the inception of the Funds rather than the inception of the Variable Sub-Accounts.

Each of the Funds (Class IB shares) corresponding to the Variable Sub-Accounts commenced operations on April 30, 1998, except for the Putnam VT Diversified
Income, Growth and Income, and International Growth Funds, which commenced operations on April 6, 1998, the Putnam VT Research Fund, which commenced operations September 30, 1998, the Putnam VT Small Cap Value Fund, which commenced operations April 30, 1999, the Putnam VT American Government Fund and
Putnam VT Growth Opportunities Fund, which commenced operations on January 31,
2000, the Putnam VT Technology Fund, which commenced operations on June 14,
2000, and the Putnam VT Capital Appreciation and Putnam VT Voyager II Funds, which commenced operations on September 1, 2000. For periods prior to the inception dates of the Funds (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares). The inception dates for the Funds (Class IA shares) are shown as follows:


Variable Sub-Account                                       Inception Date of Corresponding Fund
American Government Income                                               01/31/00
Capital Appreciation                                                     09/28/00
Diversified Income                                                       09/15/93
The George Putnam Fund of Boston                                         04/30/98
Global Asset Allocation                                                  02/01/88
Global Growth                                                            05/01/90
Growth and Income                                                        02/01/88
Growth Opportunities                                                     01/31/00
Health Sciences                                                          04/30/98
High Yield                                                               02/01/88
Income                                                                   02/01/88
International Growth                                                     01/02/97
International Growth and Income                                          01/02/97
International New Opportunities                                          01/02/97
Investors                                                                04/30/98
Money Market                                                             02/01/88
New Opportunities                                                        05/02/94
New Value                                                                01/02/97
OTC & Emerging Growth                                                    04/30/98
Research                                                                 09/29/98
Small Cap Value                                                          04/30/99
Utilities Growth and Income                                              05/01/92
Vista                                                                    01/02/97
Voyager                                                                  02/01/88
Voyager II                                                               09/29/00


(Without any optional )
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year       Inception*
American Government Income                                                 -0.84%        N/A            5.25%
Capital Appreciation                                                       -21.03%       N/A           -23.41%
Diversified Income                                                         -3.84%       0.22%           2.76%
The George Putnam Fund of Boston                                           -6.86%        N/A            1.05%
Global Asset Allocation                                                    -15.71%      3.85%           7.24%
Global Growth                                                              -36.69%      1.90%           6.34%
Growth and Income                                                          -13.62%      6.10%          10.32%
Growth Opportunities                                                       -38.99%       N/A           -33.64%
Health Sciences                                                            -26.80%       N/A            1.92%
High Yield                                                                 -3.70%       -0.36%          5.83%
Income                                                                     -0.10%       3.99%           5.10%
International Growth                                                       -27.65%       N/A            7.61%
International Growth and Income                                            -27.85%       N/A            3.78%
International New Opportunities                                            -35.61%       N/A           -1.63%
Investors                                                                  -31.76%       N/A           -4.65%
Money Market                                                               -3.53%       2.91%           2.98%
New Opportunities                                                          -37.06%      4.09%           9.96%
New Value                                                                  -4.03%        N/A            7.61%
OTC & Emerging Growth                                                      -52.41%       N/A           -15.69%
Research                                                                   -25.90%       N/A            3.43%
Small Cap Value                                                            10.59%        N/A           14.08%
Utilities Growth and Income                                                -29.34%      3.87%           7.29%
Vista                                                                      -40.38%       N/A            5.47%
Voyager                                                                    -29.43%      8.11%          11.37%
Voyager II                                                                 -37.69%       N/A           -48.12%


* The inception dates for the Funds appear under the heading "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds
     (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).


(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection (Annual Increase) Option)


                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year       Inception*
American Government Income                                                 -1.00%        N/A            5.09%
Capital Appreciation                                                       -21.16%       N/A           -23.53%
Diversified Income                                                         -3.99%       0.07%           2.60%
The George Putnam Fund of Boston                                           -7.01%        N/A            0.89%
Global Asset Allocation                                                    -15.85%      3.69%           7.08%
Global Growth                                                              -36.79%      1.74%           6.18%
Growth and Income                                                          -13.76%      5.94%          10.16%
Growth Opportunities                                                       -39.09%       N/A           -33.75%
Health Sciences                                                            -26.92%       N/A            1.76%
High Yield                                                                 -3.86%       -0.52%          5.67%
Income                                                                     -0.26%       3.83%           4.95%
International Growth                                                       -27.77%       N/A            7.44%
International Growth and Income                                            -27.96%       N/A            3.62%
International New Opportunities                                            -35.72%       N/A           -1.78%
Investors                                                                  -31.88%       N/A           -4.80%
Money Market                                                               -3.69%       2.75%           2.82%
New Opportunities                                                          -37.16%      3.93%           9.79%
New Value                                                                  -4.18%        N/A            7.45%
OTC & Emerging Growth                                                      -52.50%       N/A           -15.83%
Research                                                                   -26.02%       N/A            3.27%
Small Cap Value                                                            10.42%        N/A           13.90%
Utilities Growth and Income                                                -29.45%      3.71%           7.13%
Vista                                                                      -40.48%       N/A            5.30%
Voyager                                                                    -29.54%      7.94%          11.20%
Voyager II                                                                 -37.80%       N/A           -48.21%
*   The inception dates for the Funds appear under the heading "Adjusted Historical Total Returns," above. For periods prior to the inception dates of the Funds
     (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).

(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is 70 or younger on the Rider Application Date))

Variable Sub-Account                                                           1 Year        5 Year     10 Year or Since
                                                                                                           Inception*
American Government Income                                                     -1.10%         N/A             4.98%
Capital Appreciation                                                           -21.25%        N/A            -23.61%
Diversified Income                                                             -4.09%        -0.04%           2.50%
The George Putnam Fund of Boston                                               -7.11%         N/A             0.79%
Global Asset Allocation                                                        -15.94%       3.59%            6.97%
Global Growth                                                                  -36.86%       1.64%            6.08%
Growth and Income                                                              -13.85%       5.83%           10.05%
Growth Opportunities                                                           -39.16%        N/A            -33.83%
Health Sciences                                                                -27.00%        N/A             1.65%
High Yield                                                                     -3.96%        -0.62%           5.56%
Income                                                                         -0.37%        3.72%            4.84%
International Growth                                                           -27.85%        N/A             7.33%
International Growth and Income                                                -28.04%        N/A             3.51%
International New Opportunities                                                -35.79%        N/A            -1.89%
Investors                                                                      -31.95%        N/A            -4.90%
Money Market                                                                   -3.79%        2.64%            2.72%
New Opportunities                                                              -37.23%       3.82%            9.68%
New Value                                                                      -4.29%         N/A             7.34%
OTC & Emerging Growth                                                          -52.55%        N/A            -15.92%
Research                                                                       -26.10%        N/A             3.16%
Small Cap Value                                                                10.30%         N/A            13.79%
Utilities Growth and Income                                                    -29.53%       3.61%            7.03%
Vista                                                                          -40.54%        N/A             5.20%
Voyager                                                                        -29.62%       7.83%           11.09%
Voyager II                                                                     -37.86%        N/A            -48.27%

* The inception dates for the Funds appear under the heading "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds
     (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).


(With the MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual Increase) Option)

                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year       Inception*
American Government Income                                                 -1.16%        N/A            4.92%
Capital Appreciation                                                       -21.29%       N/A           -23.66%
Diversified Income                                                         -4.15%       -0.09%          2.45%
The George Putnam Fund of Boston                                           -7.16%        N/A            0.74%
Global Asset Allocation                                                    -15.98%      3.53%           6.92%
Global Growth                                                              -36.90%      1.58%           6.02%
Growth and Income                                                          -13.89%      5.78%           9.99%
Growth Opportunities                                                       -39.19%       N/A           -33.87%
Health Sciences                                                            -27.04%       N/A            1.60%
High Yield                                                                 -4.01%       -0.67%          5.51%
Income                                                                     -0.42%       3.67%           4.79%
International Growth                                                       -27.89%       N/A            7.28%
International Growth and Income                                            -28.08%       N/A            3.46%
International New Opportunities                                            -35.83%       N/A           -1.94%
Investors                                                                  -31.99%       N/A           -4.95%
Money Market                                                               -3.84%       2.59%           2.67%
New Opportunities                                                          -37.27%      3.77%           9.63%
New Value                                                                  -4.34%        N/A            7.28%
OTC & Emerging Growth                                                      -52.58%       N/A           -15.96%
Research                                                                   -26.14%       N/A            3.11%
Small Cap Value                                                            10.24%        N/A           13.73%
Utilities Growth and Income                                                -29.57%      3.55%           6.97%
Vista                                                                      -40.58%       N/A            5.14%
Voyager                                                                    -29.66%      7.78%          11.04%
Voyager II                                                                 -37.90%       N/A           -48.30%

* The inception dates for the Funds appear under the heading "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds
     (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).


(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is between 71 and 79 on the Rider Application
Date))
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year       Inception*
American Government Income                                                 -1.26%        N/A            4.81%
Capital Appreciation                                                       -21.38%       N/A           -23.74%
Diversified Income                                                         -4.25%       -0.19%          2.34%
The George Putnam Fund of Boston                                           -7.25%        N/A            0.63%
Global Asset Allocation                                                    -16.07%      3.43%           6.81%
Global Growth                                                              -36.97%      1.48%           5.92%
Growth and Income                                                          -13.99%      5.67%           9.88%
Growth Opportunities                                                       -39.26%       N/A           -33.94%
Health Sciences                                                            -27.12%       N/A            1.49%
High Yield                                                                 -4.11%       -0.77%          5.40%
Income                                                                     -0.53%       3.56%           4.68%
International Growth                                                       -27.97%       N/A            7.17%
International Growth and Income                                            -28.16%       N/A            3.35%
International New Opportunities                                            -35.90%       N/A           -2.04%
Investors                                                                  -32.06%       N/A           -5.05%
Money Market                                                               -3.95%       2.49%           2.56%
New Opportunities                                                          -37.34%      3.66%           9.52%
New Value                                                                  -4.44%        N/A            7.17%
OTC & Emerging Growth                                                      -52.63%       N/A           -16.05%
Research                                                                   -26.22%       N/A            3.00%
Small Cap Value                                                            10.13%        N/A           13.61%
Utilities Growth and Income                                                -29.65%      3.45%           6.87%
Vista                                                                      -40.64%       N/A            5.03%
Voyager                                                                    -29.73%      7.67%          10.93%
Voyager II                                                                 -37.97%       N/A           -48.36%

* The inception dates for the Funds appear under the heading "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds
     (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).


(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application Date))

                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year       Inception*
American Government Income                                                 -1.26%        N/A            4.81%
Capital Appreciation                                                       -21.38%       N/A           -23.74%
Diversified Income                                                         -4.25%       -0.19%          2.34%
The George Putnam Fund of Boston                                           -7.25%        N/A            0.63%
Global Asset Allocation                                                    -16.07%      3.43%           6.81%
Global Growth                                                              -36.97%      1.48%           5.92%
Growth and Income                                                          -13.99%      5.67%           9.88%
Growth Opportunities                                                       -39.26%       N/A           -33.94%
Health Sciences                                                            -27.12%       N/A            1.49%
High Yield                                                                 -4.11%       -0.77%          5.40%
Income                                                                     -0.53%       3.56%           4.68%
International Growth                                                       -27.97%       N/A            7.17%
International Growth and Income                                            -28.16%       N/A            3.35%
International New Opportunities                                            -35.90%       N/A           -2.04%
Investors                                                                  -32.06%       N/A           -5.05%
Money Market                                                               -3.95%       2.49%           2.56%
New Opportunities                                                          -37.34%      3.66%           9.52%
New Value                                                                  -4.44%        N/A            7.17%
OTC & Emerging Growth                                                      -52.63%       N/A           -16.05%
Research                                                                   -26.22%       N/A            3.00%
Small Cap Value                                                            10.13%        N/A           13.61%
Utilities Growth and Income                                                -29.65%      3.45%           6.87%
Vista                                                                      -40.64%       N/A            5.03%
Voyager                                                                    -29.73%      7.67%          10.93%
Voyager II                                                                 -37.97%       N/A           -48.36%

* The inception dates for the Funds appear under the heading "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds
     (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).


(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the
Rider Application Date))
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year       Inception*
American Government Income                                                 -1.42%        N/A            4.65%
Capital Appreciation                                                       -21.50%       N/A           -23.86%
Diversified Income                                                         -4.40%       -0.34%          2.19%
The George Putnam Fund of Boston                                           -7.40%        N/A            0.47%
Global Asset Allocation                                                    -16.21%      3.27%           6.65%
Global Growth                                                              -37.07%      1.32%           5.76%
Growth and Income                                                          -14.13%      5.51%           9.72%
Growth Opportunities                                                       -39.36%       N/A           -34.05%
Health Sciences                                                            -27.24%       N/A            1.33%
High Yield                                                                 -4.27%       -0.93%          5.24%
Income                                                                     -0.69%       3.40%           4.53%
International Growth                                                       -28.09%       N/A            7.00%
International Growth and Income                                            -28.28%       N/A            3.19%
International New Opportunities                                            -36.00%       N/A           -2.19%
Investors                                                                  -32.17%       N/A           -5.20%
Money Market                                                               -4.10%       2.33%           2.41%
New Opportunities                                                          -37.44%      3.50%           9.36%
New Value                                                                  -4.59%        N/A            7.01%
OTC & Emerging Growth                                                      -52.71%       N/A           -16.19%
Research                                                                   -26.34%       N/A            2.84%
Small Cap Value                                                             9.95%        N/A           13.43%
Utilities Growth and Income                                                -29.76%      3.29%           6.71%
Vista                                                                      -40.74%       N/A            4.87%
Voyager                                                                    -29.85%      7.50%          10.76%
Voyager II                                                                 -38.07%       N/A           -48.45%

* The inception dates for the Funds appear under the heading "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds
     (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).



(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application
Date))
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year       Inception*
American Government Income                                                 -1.42%        N/A            4.65%
Capital Appreciation                                                       -21.50%       N/A           -23.86%
Diversified Income                                                         -4.40%       -0.34%          2.19%
The George Putnam Fund of Boston                                           -7.40%        N/A            0.47%
Global Asset Allocation                                                    -16.21%      3.27%           6.65%
Global Growth                                                              -37.07%      1.32%           5.76%
Growth and Income                                                          -14.13%      5.51%           9.72%
Growth Opportunities                                                       -39.36%       N/A           -34.05%
Health Sciences                                                            -27.24%       N/A            1.33%
High Yield                                                                 -4.27%       -0.93%          5.24%
Income                                                                     -0.69%       3.40%           4.53%
International Growth                                                       -28.09%       N/A            7.00%
International Growth and Income                                            -28.28%       N/A            3.19%
International New Opportunities                                            -36.00%       N/A           -2.19%
Investors                                                                  -32.17%       N/A           -5.20%
Money Market                                                               -4.10%       2.33%           2.41%
New Opportunities                                                          -37.44%      3.50%           9.36%
New Value                                                                  -4.59%        N/A            7.01%
OTC & Emerging Growth                                                      -52.71%       N/A           -16.19%
Research                                                                   -26.34%       N/A            2.84%
Small Cap Value                                                             9.95%        N/A           13.43%
Utilities Growth and Income                                                -29.76%      3.29%           6.71%
Vista                                                                      -40.74%       N/A            4.87%
Voyager                                                                    -29.85%      7.50%          10.76%
Voyager II                                                                 -38.07%       N/A           -48.45%


* The inception dates for the Funds appear under the heading "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds
     (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).

(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider
Application Date))
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year       Inception*
American Government Income                                                 -1.58%        N/A            4.48%
Capital Appreciation                                                       -21.63%       N/A           -23.99%
Diversified Income                                                         -4.55%       -0.50%          2.04%
The George Putnam Fund of Boston                                           -7.55%        N/A            0.32%
Global Asset Allocation                                                    -16.34%      3.11%           6.49%
Global Growth                                                              -37.18%      1.17%           5.60%
Growth and Income                                                          -14.26%      5.35%           9.55%
Growth Opportunities                                                       -39.46%       N/A           -34.17%
Health Sciences                                                            -27.36%       N/A            1.18%
High Yield                                                                 -4.42%       -1.08%          5.09%
Income                                                                     -0.85%       3.25%           4.37%
International Growth                                                       -28.20%       N/A            6.84%
International Growth and Income                                            -28.39%       N/A            3.03%
International New Opportunities                                            -36.11%       N/A           -2.34%
Investors                                                                  -32.29%       N/A           -5.35%
Money Market                                                               -4.25%       2.17%           2.26%
New Opportunities                                                          -37.54%      3.34%           9.19%
New Value                                                                  -4.75%        N/A            6.85%
OTC & Emerging Growth                                                      -52.79%       N/A           -16.33%
Research                                                                   -26.46%       N/A            2.68%
Small Cap Value                                                             9.78%        N/A           13.26%
Utilities Growth and Income                                                -29.88%      3.13%           6.55%
Vista                                                                      -40.84%       N/A            4.71%
Voyager                                                                    -29.97%      7.34%          10.59%
Voyager II                                                                 -38.17%       N/A           -48.53%

* The inception dates for the Funds appear under the heading "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds
     (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).


(With Retirement Income Guarantee Rider 1)
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year       Inception*
American Government Income                                                 -1.09%        N/A            5.00%
Capital Appreciation                                                       -21.28%       N/A           -23.80%
Diversified Income                                                         -4.09%       -0.03%          2.51%
The George Putnam Fund of Boston                                           -7.11%        N/A            0.78%
Global Asset Allocation                                                    -15.96%      3.65%           7.07%
Global Growth                                                              -36.94%      1.71%           6.18%
Growth and Income                                                          -13.87%      5.90%          10.17%
Growth Opportunities                                                       -39.24%       N/A           -33.96%
Health Sciences                                                            -27.05%       N/A            1.66%
High Yield                                                                 -3.95%       -0.61%          5.66%
Income                                                                     -0.35%       3.76%           4.90%
International Growth                                                       -27.90%       N/A            7.43%
International Growth and Income                                            -28.10%       N/A            3.58%
International New Opportunities                                            -35.86%       N/A           -1.84%
Investors                                                                  -32.01%       N/A           -4.89%
Money Market                                                               -3.78%       2.67%           2.75%
New Opportunities                                                          -37.31%      3.91%           9.81%
New Value                                                                  -4.28%        N/A            7.40%
OTC & Emerging Growth                                                      -52.66%       N/A           -15.95%
Research                                                                   -26.15%       N/A            3.18%
Small Cap Value                                                            10.34%        N/A           13.81%
Utilities Growth and Income                                                -29.59%      3.68%           7.12%
Vista                                                                      -40.63%       N/A            5.29%
Voyager                                                                    -29.68%      7.94%          11.23%
Voyager II                                                                 -37.94%       N/A           -48.52%

* The inception dates for the Funds appear under the heading "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds
     (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).


(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection (Annual Increase) Option and Retirement Income Guarantee
Rider 1)
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year       Inception*
American Government Income                                                 -1.25%        N/A            4.83%
Capital Appreciation                                                       -21.41%       N/A           -23.93%
Diversified Income                                                         -4.24%       -0.18%          2.36%
The George Putnam Fund of Boston                                           -7.26%        N/A            0.62%
Global Asset Allocation                                                    -16.10%      3.49%           6.91%
Global Growth                                                              -37.04%      1.56%           6.02%
Growth and Income                                                          -14.01%      5.74%          10.00%
Growth Opportunities                                                       -39.34%       N/A           -34.07%
Health Sciences                                                            -27.17%       N/A            1.50%
High Yield                                                                 -4.11%       -0.76%          5.50%
Income                                                                     -0.51%       3.59%           4.74%
International Growth                                                       -28.02%       N/A            7.26%
International Growth and Income                                            -28.21%       N/A            3.42%
International New Opportunities                                            -35.97%       N/A           -2.00%
Investors                                                                  -32.13%       N/A           -5.04%
Money Market                                                               -3.94%       2.51%           2.59%
New Opportunities                                                          -37.41%      3.75%           9.64%
New Value                                                                  -4.43%        N/A            7.23%
OTC & Emerging Growth                                                      -52.75%       N/A           -16.08%
Research                                                                   -26.27%       N/A            3.02%
Small Cap Value                                                            10.17%        N/A           13.63%
Utilities Growth and Income                                                -29.70%      3.52%           6.96%
Vista                                                                      -40.73%       N/A            5.13%
Voyager                                                                    -29.79%      7.77%          11.06%
Voyager II                                                                 -38.05%       N/A           -48.61%

* The inception dates for the Funds appear under the heading "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds
     (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).


(With the Earnings  Protection  Death  Benefit  Option  (assuming  age of oldest
Contract Owner and Annuitant is 70 or younger on the Rider Application Date) and Retirement Income Guarantee Rider 1)

                                                                                                 10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year       Inception*
American Government Income                                                 -1.35%        N/A            4.72%
Capital Appreciation                                                       -21.50%       N/A           -24.01%
Diversified Income                                                         -4.34%       -0.29%          2.25%
The George Putnam Fund of Boston                                           -7.36%        N/A            0.52%
Global Asset Allocation                                                    -16.19%      3.38%           6.80%
Global Growth                                                              -37.11%      1.45%           5.91%
Growth and Income                                                          -14.10%      5.63%           9.89%
Growth Opportunities                                                       -39.41%       N/A           -34.15%
Health Sciences                                                            -27.25%       N/A            1.40%
High Yield                                                                 -4.21%       -0.87%          5.39%
Income                                                                     -0.62%       3.49%           4.64%
International Growth                                                       -28.10%       N/A            7.15%
International Growth and Income                                            -28.29%       N/A            3.31%
International New Opportunities                                            -36.04%       N/A           -2.10%
Investors                                                                  -32.20%       N/A           -5.14%
Money Market                                                               -4.04%       2.40%           2.49%
New Opportunities                                                          -37.48%      3.65%           9.53%
New Value                                                                  -4.54%        N/A            7.12%
OTC & Emerging Growth                                                      -52.80%       N/A           -16.18%
Research                                                                   -26.35%       N/A            2.91%
Small Cap Value                                                            10.05%        N/A           13.51%
Utilities Growth and Income                                                -29.78%      3.41%           6.85%
Vista                                                                      -40.79%       N/A            5.02%
Voyager                                                                    -29.87%      7.66%          10.95%
Voyager II                                                                 -38.11%       N/A           -48.67%

* The inception dates for the Funds appear under the heading "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds
     (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).


(With the MAV Death  Benefit  Option  and the  Enhanced  Beneficiary  Protection
(Annual Increase) Option and Retirement Income Guarantee Rider 1)

                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year       Inception*
American Government Income                                                 -1.41%        N/A            4.67%
Capital Appreciation                                                       -21.54%       N/A           -24.05%
Diversified Income                                                         -4.40%       -0.34%          2.20%
The George Putnam Fund of Boston                                           -7.41%        N/A            0.46%
Global Asset Allocation                                                    -16.23%      3.33%           6.74%
Global Growth                                                              -37.15%      1.40%           5.86%
Growth and Income                                                          -14.14%      5.58%           9.84%
Growth Opportunities                                                       -39.44%       N/A           -34.18%
Health Sciences                                                            -27.29%       N/A            1.34%
High Yield                                                                 -4.26%       -0.92%          5.34%
Income                                                                     -0.67%       3.43%           4.59%
International Growth                                                       -28.14%       N/A            7.10%
International Growth and Income                                            -28.33%       N/A            3.26%
International New Opportunities                                            -36.08%       N/A           -2.15%
Investors                                                                  -32.24%       N/A           -5.19%
Money Market                                                               -4.09%       2.35%           2.44%
New Opportunities                                                          -37.52%      3.59%           9.48%
New Value                                                                  -4.59%        N/A            7.07%
OTC & Emerging Growth                                                      -52.83%       N/A           -16.22%
Research                                                                   -26.39%       N/A            2.85%
Small Cap Value                                                             9.99%        N/A           13.46%
Utilities Growth and Income                                                -29.82%      3.36%           6.79%
Vista                                                                      -40.83%       N/A            4.97%
Voyager                                                                    -29.91%      7.61%          10.89%
Voyager II                                                                 -38.15%       N/A           -48.70%

* The inception dates for the Funds appear under the heading "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds
     (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).


(With the Earnings  Protection  Death  Benefit  Option  (assuming  age of oldest
Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement Income Guarantee Rider 1)

                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year       Inception*
American Government Income                                                 -1.51%        N/A            4.56%
Capital Appreciation                                                       -21.63%       N/A           -24.13%
Diversified Income                                                         -4.50%       -0.44%          2.10%
The George Putnam Fund of Boston                                           -7.50%        N/A            0.36%
Global Asset Allocation                                                    -16.32%      3.22%           6.64%
Global Growth                                                              -37.22%      1.30%           5.75%
Growth and Income                                                          -14.24%      5.47%           9.72%
Growth Opportunities                                                       -39.51%       N/A           -34.26%
Health Sciences                                                            -27.37%       N/A            1.24%
High Yield                                                                 -4.36%       -1.02%          5.23%
Income                                                                     -0.78%       3.33%           4.48%
International Growth                                                       -28.22%       N/A            6.99%
International Growth and Income                                            -28.41%       N/A            3.15%
International New Opportunities                                            -36.15%       N/A           -2.25%
Investors                                                                  -32.31%       N/A           -5.29%
Money Market                                                               -4.20%       2.25%           2.33%
New Opportunities                                                          -37.59%      3.49%           9.37%
New Value                                                                  -4.69%        N/A            6.96%
OTC & Emerging Growth                                                      -52.88%       N/A           -16.31%
Research                                                                   -26.47%       N/A            2.75%
Small Cap Value                                                             9.88%        N/A           13.34%
Utilities Growth and Income                                                -29.90%      3.25%           6.69%
Vista                                                                      -40.89%       N/A            4.86%
Voyager                                                                    -29.98%      7.50%          10.78%
Voyager II                                                                 -38.22%       N/A           -48.75%

* The inception dates for the Funds appear under the heading "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds
     (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).


(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is 70 or younger on the
Rider Application Date) and Retirement Income Guarantee Rider 1)
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year       Inception*
American Government Income                                                 -1.51%        N/A            4.56%
Capital Appreciation                                                       -21.63%       N/A           -24.13%
Diversified Income                                                         -4.50%       -0.44%          2.10%
The George Putnam Fund of Boston                                           -7.50%        N/A            0.36%
Global Asset Allocation                                                    -16.32%      3.22%           6.64%
Global Growth                                                              -37.22%      1.30%           5.75%
Growth and Income                                                          -14.24%      5.47%           9.72%
Growth Opportunities                                                       -39.51%       N/A           -34.26%
Health Sciences                                                            -27.37%       N/A            1.24%
High Yield                                                                 -4.36%       -1.02%          5.23%
Income                                                                     -0.78%       3.33%           4.48%
International Growth                                                       -28.22%       N/A            6.99%
International Growth and Income                                            -28.41%       N/A            3.15%
International New Opportunities                                            -36.15%       N/A           -2.25%
Investors                                                                  -32.31%       N/A           -5.29%
Money Market                                                               -4.20%       2.25%           2.33%
New Opportunities                                                          -37.59%      3.49%           9.37%
New Value                                                                  -4.69%        N/A            6.96%
OTC & Emerging Growth                                                      -52.88%       N/A           -16.31%
Research                                                                   -26.47%       N/A            2.75%
Small Cap Value                                                             9.88%        N/A           13.34%
Utilities Growth and Income                                                -29.90%      3.25%           6.69%
Vista                                                                      -40.89%       N/A            4.86%
Voyager                                                                    -29.98%      7.50%          10.78%
Voyager II                                                                 -38.22%       N/A           -48.75%

* The inception dates for the Funds appear under the heading "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds
     (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).


(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the
Rider Application Date) and Retirement Income Guarantee Rider 1)
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year       Inception*
American Government Income                                                 -1.67%        N/A            4.39%
Capital Appreciation                                                       -21.75%       N/A           -24.26%
Diversified Income                                                         -4.65%       -0.60%          1.94%
The George Putnam Fund of Boston                                           -7.65%        N/A            0.20%
Global Asset Allocation                                                    -16.46%      3.06%           6.48%
Global Growth                                                              -37.32%      1.14%           5.59%
Growth and Income                                                          -14.38%      5.31%           9.56%
Growth Opportunities                                                       -39.61%       N/A           -34.37%
Health Sciences                                                            -27.49%       N/A            1.08%
High Yield                                                                 -4.52%       -1.18%          5.07%
Income                                                                     -0.94%       3.17%           4.32%
International Growth                                                       -28.34%       N/A            6.82%
International Growth and Income                                            -28.53%       N/A            2.99%
International New Opportunities                                            -36.25%       N/A           -2.41%
Investors                                                                  -32.42%       N/A           -5.44%
Money Market                                                               -4.35%       2.09%           2.18%
New Opportunities                                                          -37.69%      3.33%           9.20%
New Value                                                                  -4.84%        N/A            6.79%
OTC & Emerging Growth                                                      -52.96%       N/A           -16.45%
Research                                                                   -26.59%       N/A            2.59%
Small Cap Value                                                             9.70%        N/A           13.16%
Utilities Growth and Income                                                -30.01%      3.09%           6.53%
Vista                                                                      -40.99%       N/A            4.69%
Voyager                                                                    -30.10%      7.33%          10.61%
Voyager II                                                                 -38.32%       N/A           -48.84%

* The inception dates for the Funds appear under the heading "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds
     (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).


(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application
Date) and Retirement Income Guarantee Rider 1)
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year       Inception*
American Government Income                                                 -1.67%        N/A            4.39%
Capital Appreciation                                                       -21.75%       N/A           -24.26%
Diversified Income                                                         -4.65%       -0.60%          1.94%
The George Putnam Fund of Boston                                           -7.65%        N/A            0.20%
Global Asset Allocation                                                    -16.46%      3.06%           6.48%
Global Growth                                                              -37.32%      1.14%           5.59%
Growth and Income                                                          -14.38%      5.31%           9.56%
Growth Opportunities                                                       -39.61%       N/A           -34.37%
Health Sciences                                                            -27.49%       N/A            1.08%
High Yield                                                                 -4.52%       -1.18%          5.07%
Income                                                                     -0.94%       3.17%           4.32%
International Growth                                                       -28.34%       N/A            6.82%
International Growth and Income                                            -28.53%       N/A            2.99%
International New Opportunities                                            -36.25%       N/A           -2.41%
Investors                                                                  -32.42%       N/A           -5.44%
Money Market                                                               -4.35%       2.09%           2.18%
New Opportunities                                                          -37.69%      3.33%           9.20%
New Value                                                                  -4.84%        N/A            6.79%
OTC & Emerging Growth                                                      -52.96%       N/A           -16.45%
Research                                                                   -26.59%       N/A            2.59%
Small Cap Value                                                             9.70%        N/A           13.16%
Utilities Growth and Income                                                -30.01%      3.09%           6.53%
Vista                                                                      -40.99%       N/A            4.69%
Voyager                                                                    -30.10%      7.33%          10.61%
Voyager II                                                                 -38.32%       N/A           -48.84%

* The inception dates for the Funds appear under the heading "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds
     (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).


(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider
Application Date) and Retirement Income Guarantee Rider 1)
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year       Inception*
American Government Income                                                 -1.83%        N/A            4.22%
Capital Appreciation                                                       -21.88%       N/A           -24.38%
Diversified Income                                                         -4.80%       -0.75%          1.79%
The George Putnam Fund of Boston                                           -7.80%        N/A            0.04%
Global Asset Allocation                                                    -16.59%      2.90%           6.31%
Global Growth                                                              -37.43%      0.98%           5.43%
Growth and Income                                                          -14.51%      5.14%           9.39%
Growth Opportunities                                                       -39.71%       N/A           -34.49%
Health Sciences                                                            -27.61%       N/A            0.92%
High Yield                                                                 -4.67%       -1.33%          4.91%
Income                                                                     -1.10%       3.01%           4.16%
International Growth                                                       -28.45%       N/A            6.66%
International Growth and Income                                            -28.64%       N/A            2.83%
International New Opportunities                                            -36.36%       N/A           -2.56%
Investors                                                                  -32.54%       N/A           -5.59%
Money Market                                                               -4.50%       1.93%           2.02%
New Opportunities                                                          -37.79%      3.17%           9.04%
New Value                                                                  -5.00%        N/A            6.63%
OTC & Emerging Growth                                                      -53.04%       N/A           -16.59%
Research                                                                   -26.71%       N/A            2.43%
Small Cap Value                                                             9.53%        N/A           12.99%
Utilities Growth and Income                                                -30.13%      2.93%           6.36%
Vista                                                                      -41.09%       N/A            4.53%
Voyager                                                                    -30.22%      7.17%          10.45%
Voyager II                                                                 -38.42%       N/A           -48.93%

* The inception dates for the Funds appear under the heading "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds
     (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).

(With Retirement Income Guarantee Rider 2)
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year       Inception*
American Government Income                                                 -1.29%        N/A            4.79%
Capital Appreciation                                                       -21.48%       N/A           -24.12%
Diversified Income                                                         -4.29%       -0.23%          2.32%
The George Putnam Fund of Boston                                           -7.31%        N/A            0.56%
Global Asset Allocation                                                    -16.16%      3.48%           6.93%
Global Growth                                                              -37.14%      1.57%           6.05%
Growth and Income                                                          -14.07%      5.74%          10.04%
Growth Opportunities                                                       -39.44%       N/A           -34.21%
Health Sciences                                                            -27.25%       N/A            1.46%
High Yield                                                                 -4.15%       -0.81%          5.52%
Income                                                                     -0.55%       3.57%           4.74%
International Growth                                                       -28.10%       N/A            7.28%
International Growth and Income                                            -28.30%       N/A            3.42%
International New Opportunities                                            -36.06%       N/A           -2.02%
Investors                                                                  -32.21%       N/A           -5.08%
Money Market                                                               -3.98%       2.48%           2.57%
New Opportunities                                                          -37.51%      3.77%           9.69%
New Value                                                                  -4.48%        N/A            7.23%
OTC & Emerging Growth                                                      -52.86%       N/A           -16.15%
Research                                                                   -26.35%       N/A            2.97%
Small Cap Value                                                            10.14%        N/A           13.59%
Utilities Growth and Income                                                -29.79%      3.52%           6.97%
Vista                                                                      -40.83%       N/A            5.15%
Voyager                                                                    -29.88%      7.80%          11.11%
Voyager II                                                                 -38.14%       N/A           -48.84%

* The inception dates for the Funds appear under the heading "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds
     (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).


(With  the MAV  Death  Benefit  Option or the  Enhanced  Beneficiary  Protection
(Annual Increase) Option and Retirement Income Guarantee Rider 2)

                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year       Inception*
American Government Income                                                 -1.45%        N/A            4.63%
Capital Appreciation                                                       -21.61%       N/A           -24.24%
Diversified Income                                                         -4.44%       -0.39%          2.16%
The George Putnam Fund of Boston                                           -7.46%        N/A            0.40%
Global Asset Allocation                                                    -16.30%      3.32%           6.77%
Global Growth                                                              -37.24%      1.41%           5.89%
Growth and Income                                                          -14.21%      5.58%           9.87%
Growth Opportunities                                                       -39.54%       N/A           -34.33%
Health Sciences                                                            -27.37%       N/A            1.30%
High Yield                                                                 -4.31%       -0.96%          5.36%
Income                                                                     -0.71%       3.41%           4.58%
International Growth                                                       -28.22%       N/A            7.11%
International Growth and Income                                            -28.41%       N/A            3.26%
International New Opportunities                                            -36.17%       N/A           -2.17%
Investors                                                                  -32.33%       N/A           -5.23%
Money Market                                                               -4.14%       2.32%           2.41%
New Opportunities                                                          -37.61%      3.61%           9.52%
New Value                                                                  -4.63%        N/A            7.06%
OTC & Emerging Growth                                                      -52.95%       N/A           -16.29%
Research                                                                   -26.47%       N/A            2.81%
Small Cap Value                                                             9.97%        N/A           13.42%
Utilities Growth and Income                                                -29.90%      3.36%           6.81%
Vista                                                                      -40.93%       N/A            4.99%
Voyager                                                                    -29.99%      7.64%          10.94%
Voyager II                                                                 -38.25%       N/A           -48.93%

* The inception dates for the Funds appear under the heading "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds
     (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).


(With the Earnings  Protection  Death  Benefit  Option  (assuming  age of oldest
Contract Owner and Annuitant is 70 or younger on the Rider Application Date) and Retirement Income Guarantee Rider 2)

                                                                                                10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year       Inception*
American Government Income                                                 -1.55%        N/A            4.52%
Capital Appreciation                                                       -21.70%       N/A           -24.32%
Diversified Income                                                         -4.54%       -0.49%          2.06%
The George Putnam Fund of Boston                                           -7.56%        N/A            0.29%
Global Asset Allocation                                                    -16.39%      3.21%           6.66%
Global Growth                                                              -37.31%      1.30%           5.78%
Growth and Income                                                          -14.30%      5.47%           9.76%
Growth Opportunities                                                       -39.61%       N/A           -34.40%
Health Sciences                                                            -27.45%       N/A            1.19%
High Yield                                                                 -4.41%       -1.07%          5.26%
Income                                                                     -0.82%       3.30%           4.47%
International Growth                                                       -28.30%       N/A            7.00%
International Growth and Income                                            -28.49%       N/A            3.15%
International New Opportunities                                            -36.24%       N/A           -2.27%
Investors                                                                  -32.40%       N/A           -5.33%
Money Market                                                               -4.24%       2.21%           2.30%
New Opportunities                                                          -37.68%      3.51%           9.41%
New Value                                                                  -4.74%        N/A            6.95%
OTC & Emerging Growth                                                      -53.00%       N/A           -16.38%
Research                                                                   -26.55%       N/A            2.70%
Small Cap Value                                                             9.85%        N/A           13.30%
Utilities Growth and Income                                                -29.98%      3.25%           6.70%
Vista                                                                      -40.99%       N/A            4.88%
Voyager                                                                    -30.07%      7.53%          10.83%
Voyager II                                                                 -38.31%       N/A           -48.98%


* The inception dates for the Funds appear under the heading "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds
     (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).


(With the MAV Death  Benefit  Option  and the  Enhanced  Beneficiary  Protection
(Annual Increase) Option and Retirement Income Guarantee Rider 2)

                                                                                                 10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year       Inception*
American Government Income                                                 -1.61%        N/A            4.46%
Capital Appreciation                                                       -21.74%       N/A           -24.37%
Diversified Income                                                         -4.60%       -0.54%          2.00%
The George Putnam Fund of Boston                                           -7.61%        N/A            0.24%
Global Asset Allocation                                                    -16.43%      3.16%           6.60%
Global Growth                                                              -37.35%      1.25%           5.73%
Growth and Income                                                          -14.34%      5.42%           9.71%
Growth Opportunities                                                       -39.64%       N/A           -34.44%
Health Sciences                                                            -27.49%       N/A            1.14%
High Yield                                                                 -4.46%       -1.12%          5.20%
Income                                                                     -0.87%       3.25%           4.42%
International Growth                                                       -28.34%       N/A            6.95%
International Growth and Income                                            -28.53%       N/A            3.10%
International New Opportunities                                            -36.28%       N/A           -2.32%
Investors                                                                  -32.44%       N/A           -5.38%
Money Market                                                               -4.29%       2.16%           2.25%
New Opportunities                                                          -37.72%      3.45%           9.36%
New Value                                                                  -4.79%        N/A            6.89%
OTC & Emerging Growth                                                      -53.03%       N/A           -16.43%
Research                                                                   -26.59%       N/A            2.65%
Small Cap Value                                                             9.79%        N/A           13.24%
Utilities Growth and Income                                                -30.02%      3.20%           6.65%
Vista                                                                      -41.03%       N/A            4.82%
Voyager                                                                    -30.11%      7.47%          10.77%
Voyager II                                                                 -38.35%       N/A           -49.01%

* The inception dates for the Funds appear under the heading "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds
     (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).


(With the Earnings  Protection  Death  Benefit  Option  (assuming  age of oldest
Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement Income Guarantee Rider 2)

                                                                                                10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year       Inception*
American Government Income                                                 -1.71%        N/A            4.35%
Capital Appreciation                                                       -21.83%       N/A           -24.45%
Diversified Income                                                         -4.70%       -0.65%          1.90%
The George Putnam Fund of Boston                                           -7.70%        N/A            0.14%
Global Asset Allocation                                                    -16.52%      3.05%           6.50%
Global Growth                                                              -37.42%      1.15%           5.62%
Growth and Income                                                          -14.44%      5.31%           9.60%
Growth Opportunities                                                       -39.71%       N/A           -34.52%
Health Sciences                                                            -27.57%       N/A            1.03%
High Yield                                                                 -4.56%       -1.22%          5.09%
Income                                                                     -0.98%       3.14%           4.31%
International Growth                                                       -28.42%       N/A            6.84%
International Growth and Income                                            -28.61%       N/A            2.99%
International New Opportunities                                            -36.35%       N/A           -2.43%
Investors                                                                  -32.51%       N/A           -5.48%
Money Market                                                               -4.40%       2.05%           2.15%
New Opportunities                                                          -37.79%      3.35%           9.25%
New Value                                                                  -4.89%        N/A            6.78%
OTC & Emerging Growth                                                      -53.08%       N/A           -16.52%
Research                                                                   -26.67%       N/A            2.54%
Small Cap Value                                                             9.68%        N/A           13.12%
Utilities Growth and Income                                                -30.10%      3.09%           6.54%
Vista                                                                      -41.09%       N/A            4.71%
Voyager                                                                    -30.18%      7.36%          10.66%
Voyager II                                                                 -38.42%       N/A           -49.07%

* The inception dates for the Funds appear under the heading "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds
     (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).


(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is 70 or younger on the
Rider Application Date) and Retirement Income Guarantee Rider 2)
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year       Inception*
American Government Income                                                 -1.71%        N/A            4.35%
Capital Appreciation                                                       -21.83%       N/A           -24.45%
Diversified Income                                                         -4.70%       -0.65%          1.90%
The George Putnam Fund of Boston                                           -7.70%        N/A            0.14%
Global Asset Allocation                                                    -16.52%      3.05%           6.50%
Global Growth                                                              -37.42%      1.15%           5.62%
Growth and Income                                                          -14.44%      5.31%           9.60%
Growth Opportunities                                                       -39.71%       N/A           -34.52%
Health Sciences                                                            -27.57%       N/A            1.03%
High Yield                                                                 -4.56%       -1.22%          5.09%
Income                                                                     -0.98%       3.14%           4.31%
International Growth                                                       -28.42%       N/A            6.84%
International Growth and Income                                            -28.61%       N/A            2.99%
International New Opportunities                                            -36.35%       N/A           -2.43%
Investors                                                                  -32.51%       N/A           -5.48%
Money Market                                                               -4.40%       2.05%           2.15%
New Opportunities                                                          -37.79%      3.35%           9.25%
New Value                                                                  -4.89%        N/A            6.78%
OTC & Emerging Growth                                                      -53.08%       N/A           -16.52%
Research                                                                   -26.67%       N/A            2.54%
Small Cap Value                                                             9.68%        N/A           13.12%
Utilities Growth and Income                                                -30.10%      3.09%           6.54%
Vista                                                                      -41.09%       N/A            4.71%
Voyager                                                                    -30.18%      7.36%          10.66%
Voyager II                                                                 -38.42%       N/A           -49.07%

* The inception dates for the Funds appear under the heading "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds
     (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).


(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement Income Guarantee Rider 2) Variable
Sub-Account
                                 1 Year
                                 5 Year
                      10 Year or Since Inception*



American Government Income
                                 -1.87%
                                  N/A
                                 4.18%

Capital Appreciation
                                -21.95%
                                  N/A
                                -24.57%

Diversified Income
                                 -4.85%
                                 -0.80%
                                 1.74%

The George Putnam Fund of Boston
                                 -7.85%
                                  N/A
                                 -0.02%

Global Asset Allocation
                                -16.66%
                                 2.89%
                                 6.33%

Global Growth
                                -37.52%
                                 0.99%
                                 5.46%

Growth and Income
                                -14.58%
                                 5.14%
                                 9.43%

Growth Opportunities
                                -39.81%
                                  N/A
                                -34.63%

Health Sciences
                                -27.69%
                                  N/A
                                 0.87%

High Yield
                                 -4.72%
                                 -1.38%
                                 4.93%

Income
                                 -1.14%
                                 2.98%
                                 4.15%

International Growth
                                -28.54%
                                  N/A
                                 6.67%

International Growth and Income
                                -28.73%
                                  N/A
                                 2.83%

International New Opportunities
                                -36.45%
                                  N/A
                                 -2.58%

Investors
                                -32.62%
                                  N/A
                                 -5.63%

Money Market
                                 -4.55%
                                 1.89%
                                 1.99%

New Opportunities
                                -37.89%
                                 3.19%
                                 9.08%

New Value
                                 -5.04%
                                  N/A
                                 6.62%

OTC & Emerging Growth
                                -53.16%
                                  N/A
                                -16.66%

Research
                                -26.79%
                                  N/A
                                 2.38%

Small Cap Value
                                 9.50%
                                  N/A
                                 12.94%

Utilities Growth and Income
                                -30.21%
                                 2.93%
                                 6.38%

Vista
                                -41.19%
                                  N/A
                                 4.55%

Voyager
                                -30.30%
                                 7.20%
                                 10.49%

Voyager II
                                -38.52%
                                  N/A
                                -49.16%

* The inception dates for the Funds appear under the heading "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds
     (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).



(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application
Date) and Retirement Income Guarantee Rider 2)
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year       Inception*
American Government Income                                                 -1.87%        N/A            4.18%
Capital Appreciation                                                       -21.95%       N/A           -24.57%
Diversified Income                                                         -4.85%       -0.80%          1.74%
The George Putnam Fund of Boston                                           -7.85%        N/A           -0.02%
Global Asset Allocation                                                    -16.66%      2.89%           6.33%
Global Growth                                                              -37.52%      0.99%           5.46%
Growth and Income                                                          -14.58%      5.14%           9.43%
Growth Opportunities                                                       -39.81%       N/A           -34.63%
Health Sciences                                                            -27.69%       N/A            0.87%
High Yield                                                                 -4.72%       -1.38%          4.93%
Income                                                                     -1.14%       2.98%           4.15%
International Growth                                                       -28.54%       N/A            6.67%
International Growth and Income                                            -28.73%       N/A            2.83%
International New Opportunities                                            -36.45%       N/A           -2.58%
Investors                                                                  -32.62%       N/A           -5.63%
Money Market                                                               -4.55%       1.89%           1.99%
New Opportunities                                                          -37.89%      3.19%           9.08%
New Value                                                                  -5.04%        N/A            6.62%
OTC & Emerging Growth                                                      -53.16%       N/A           -16.66%
Research                                                                   -26.79%       N/A            2.38%
Small Cap Value                                                             9.50%        N/A           12.94%
Utilities Growth and Income                                                -30.21%      2.93%           6.38%
Vista                                                                      -41.19%       N/A            4.55%
Voyager                                                                    -30.30%      7.20%          10.49%
Voyager II                                                                 -38.52%       N/A           -49.16%

* The inception dates for the Funds appear under the heading "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds
     (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).


(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider
Application Date) and Retirement Income Guarantee Rider 2)
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year       Inception*
American Government Income                                                 -2.03%        N/A            4.02%
Capital Appreciation                                                       -22.08%       N/A           -24.70%
Diversified Income                                                         -5.00%       -0.96%          1.59%
The George Putnam Fund of Boston                                           -8.00%        N/A           -0.18%
Global Asset Allocation                                                    -16.79%      2.73%           6.17%
Global Growth                                                              -37.63%      0.83%           5.30%
Growth and Income                                                          -14.71%      4.98%           9.26%
Growth Opportunities                                                       -39.91%       N/A           -34.74%
Health Sciences                                                            -27.81%       N/A            0.71%
High Yield                                                                 -4.87%       -1.53%          4.77%
Income                                                                     -1.30%       2.82%           3.99%
International Growth                                                       -28.65%       N/A            6.51%
International Growth and Income                                            -28.84%       N/A            2.67%
International New Opportunities                                            -36.56%       N/A           -2.73%
Investors                                                                  -32.74%       N/A           -5.78%
Money Market                                                               -4.70%       1.73%           1.83%
New Opportunities                                                          -37.99%      3.03%           8.92%
New Value                                                                  -5.20%        N/A            6.45%
OTC & Emerging Growth                                                      -53.24%       N/A           -16.80%
Research                                                                   -26.91%       N/A            2.22%
Small Cap Value                                                             9.33%        N/A           12.77%
Utilities Growth and Income                                                -30.33%      2.77%           6.22%
Vista                                                                      -41.29%       N/A            4.39%
Voyager                                                                    -30.42%      7.03%          10.33%
Voyager II                                                                 -38.62%       N/A           -49.25%

* The inception dates for the Funds appear under the heading "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds
     (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).





                                   APPENDIX B

                 PUTNAM ALLSTATE ADVISOR PLUS CONTRACT

The Putnam Allstate Advisor Plus Variable Annuity Contracts were first offered as of the date of this Statement of Additional Information. Accordingly, performance shown for periods prior to that date reflects the performance of the Variable Sub-Accounts, adjusted to reflect the current charges under the Contracts (and Options as applicable) as if they had been available throughout the periods shown.
These Contract charges include a maximum withdrawal charge of 8.5% that declines to zero after eight years (not shown for non-standardized total returns), an annual contract maintenance charge of $30 (not shown for non-standardized total returns), and total Variable Account annual expenses of:

-    1.59% (without any optional benefit riders), or

-    1.74%  with  the MAV  Death  Benefit  Option  or the  Enhanced  Beneficiary
     Protection (Annual Increase) Option, or

- 1.84% with the Earnings Protection Death Benefit Option (assuming age of oldest Owner and Annuitant is 70 or younger on the Rider Application Date), or

-    1.89%  with the MAV  Death  Benefit  Option  and the  Enhanced  Beneficiary
     Protection (Annual Increase) Option, or

- 1.99% with the Earnings Protection Death Benefit Option (assuming age of oldest Owner and Annuitant is between 71 and 79 on the Rider Application
     Date), or

-    1.99% with the MAV Death Benefit Option or Enhanced Beneficiary  Protection
     (Annual  Increase) Option and the Earnings  Protection Death Benefit Option
     (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application Date), or

-    2.14%  with  the MAV  Death  Benefit  Option  or the  Enhanced  Beneficiary
     Protection  (Annual  Increase)  Option and the  Earnings  Protection  Death
     Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date), or

-    2.14%  with  the  MAV  Death  Benefit  Option,  the  Enhanced   Beneficiary
     Protection  (Annual  Increase)  Option and the  Earnings  Protection  Death
     Benefit Option  (assuming age of oldest  Contract Owner and Annuitant is 70 or younger on the Rider Application Date), or

-    2.29%  with  the  MAV  Death  Benefit  Option,  the  Enhanced   Beneficiary
     Protection  (Annual  Increase)  Option and the  Earnings  Protection  Death
     Benefit  Option  (assuming  age of oldest  Contract  Owner and Annuitant is between 71 and 79 on the Rider Application Date).

In addition, where Retirement Income Guarantee Option 1 is included, the performance shown reflects the deduction of the annual Rider Fee equal to 0.25% of the Income Base, assuming no additional purchase payments or withdrawals.
Where Retirement Income Guarantee Option 2 is included, the performance shown reflects the deduction of the annual Rider Fee equal to 0.45% of the Income
Base, assuming Income Base A is in effect and assuming no additional purchase payments or withdrawals.

The standardized total returns shown below also include the 4% Credit
Enhancement available under the Putnam Allstate Advisor Plus Contract.

See the Expense Table in the Prospectus for more details.


Standardized Total Returns

Set out below are the standardized total returns for each Variable Sub-Account since its inception through December 31, 2001. All of the Variable Sub-Accounts commenced operations on April 30, 1999 except for the Putnam American Government
Income and Putnam Growth Opportunities Variable Sub-Accounts, which commenced operations on February 4, 2000, the Putnam Technology Variable Sub-Account, which commenced operations on July 17, 2000, and the Putnam Capital Appreciation and Putnam Voyager II Variable Sub-Accounts, which commenced operations on October 2, 2000.


(Without any optional benefits)
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  1.76%        N/A            6.87%
Capital Appreciation                                                       -19.18%       N/A           -22.27%
Diversified Income                                                         -1.35%        N/A           -1.88%
The George Putnam Fund of Boston                                           -4.48%        N/A           -1.71%
Global Asset Allocation                                                    -13.65%       N/A           -5.41%
Global Growth                                                              -35.41%       N/A           -12.34%
Growth and Income                                                          -11.48%       N/A           -5.60%
Growth Opportunities                                                       -37.79%       N/A           -35.53%
Health Sciences                                                            -25.16%       N/A            4.12%
High Yield                                                                 -1.21%        N/A           -4.96%
Income                                                                      2.53%        N/A            2.02%
International Growth                                                       -26.04%       N/A           -1.24%
International Growth and Income                                            -26.24%       N/A           -7.55%
International New Opportunities                                            -34.29%       N/A           -11.39%
Investors                                                                  -30.30%       N/A           -13.68%
Money Market                                                               -1.03%        N/A            1.77%
New Opportunities                                                          -35.79%       N/A           -10.67%
New Value                                                                  -1.55%        N/A            1.60%
OTC & Emerging Growth                                                      -51.71%       N/A           -25.44%
Research                                                                   -24.22%       N/A           -5.78%
Small Cap Value                                                            13.62%        N/A           14.84%
Utilities Growth and Income                                                -27.79%       N/A           -6.21%
Vista                                                                      -39.23%       N/A           -6.76%
Voyager                                                                    -27.88%       N/A           -5.54%
Voyager II                                                                 -36.45%       N/A           -47.84%


(With  the MAV  Death  Benefit  Option or the  Enhanced  Beneficiary  Protection
(Annual Increase) Option)


                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  1.60%        N/A            6.70%
Capital Appreciation                                                       -19.31%       N/A           -22.40%
Diversified Income                                                         -1.51%        N/A           -2.04%
The George Putnam Fund of Boston                                           -4.63%        N/A           -1.86%
Global Asset Allocation                                                    -13.80%       N/A           -5.56%
Global Growth                                                              -35.52%       N/A           -12.48%
Growth and Income                                                          -11.63%       N/A           -5.75%
Growth Opportunities                                                       -37.90%       N/A           -35.64%
Health Sciences                                                            -25.28%       N/A            3.95%
High Yield                                                                 -1.37%        N/A           -5.12%
Income                                                                      2.36%        N/A            1.86%
International Growth                                                       -26.16%       N/A           -1.40%
International Growth and Income                                            -26.36%       N/A           -7.70%
International New Opportunities                                            -34.40%       N/A           -11.53%
Investors                                                                  -30.42%       N/A           -13.82%
Money Market                                                               -1.19%        N/A            1.61%
New Opportunities                                                          -35.90%       N/A           -10.82%
New Value                                                                  -1.70%        N/A            1.44%
OTC & Emerging Growth                                                      -51.80%       N/A           -25.57%
Research                                                                   -24.34%       N/A           -5.93%
Small Cap Value                                                            13.44%        N/A           14.66%
Utilities Growth and Income                                                -27.91%       N/A           -6.37%
Vista                                                                      -39.34%       N/A           -6.91%
Voyager                                                                    -28.00%       N/A           -5.69%
Voyager II                                                                 -36.56%       N/A           -47.93%


(With the Earnings  Protection  Death  Benefit  Option  (assuming  age of oldest
Contract Owner and Annuitant is 70 or younger on the Rider Application Date))

                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  1.49%        N/A            6.59%
Capital Appreciation                                                       -19.40%       N/A           -22.48%
Diversified Income                                                         -1.61%        N/A           -2.14%
The George Putnam Fund of Boston                                           -4.73%        N/A           -1.97%
Global Asset Allocation                                                    -13.89%       N/A           -5.67%
Global Growth                                                              -35.59%       N/A           -12.58%
Growth and Income                                                          -11.72%       N/A           -5.85%
Growth Opportunities                                                       -37.97%       N/A           -35.72%
Health Sciences                                                            -25.37%       N/A            3.84%
High Yield                                                                 -1.47%        N/A           -5.22%
Income                                                                      2.25%        N/A            1.75%
International Growth                                                       -26.24%       N/A           -1.50%
International Growth and Income                                            -26.44%       N/A           -7.80%
International New Opportunities                                            -34.48%       N/A           -11.63%
Investors                                                                  -30.50%       N/A           -13.92%
Money Market                                                               -1.30%        N/A            1.50%
New Opportunities                                                          -35.97%       N/A           -10.92%
New Value                                                                  -1.81%        N/A            1.33%
OTC & Emerging Growth                                                      -51.85%       N/A           -25.66%
Research                                                                   -24.43%       N/A           -6.03%
Small Cap Value                                                            13.32%        N/A           14.54%
Utilities Growth and Income                                                -27.99%       N/A           -6.47%
Vista                                                                      -39.40%       N/A           -7.01%
Voyager                                                                    -28.08%       N/A           -5.79%
Voyager II                                                                 -36.63%       N/A           -47.99%

(With the MAV Death  Benefit  Option  and the  Enhanced  Beneficiary  Protection
(Annual Increase) Option)

                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  1.44%        N/A            6.53%
Capital Appreciation                                                       -19.44%       N/A           -22.53%
Diversified Income                                                         -1.66%        N/A           -2.20%
The George Putnam Fund of Boston                                           -4.79%        N/A           -2.02%
Global Asset Allocation                                                    -13.94%       N/A           -5.72%
Global Growth                                                              -35.62%       N/A           -12.63%
Growth and Income                                                          -11.77%       N/A           -5.91%
Growth Opportunities                                                       -38.00%       N/A           -35.75%
Health Sciences                                                            -25.41%       N/A            3.78%
High Yield                                                                 -1.52%        N/A           -5.27%
Income                                                                      2.20%        N/A            1.69%
International Growth                                                       -26.28%       N/A           -1.55%
International Growth and Income                                            -26.48%       N/A           -7.85%
International New Opportunities                                            -34.51%       N/A           -11.68%
Investors                                                                  -30.53%       N/A           -13.97%
Money Market                                                               -1.35%        N/A            1.45%
New Opportunities                                                          -36.01%       N/A           -10.97%
New Value                                                                  -1.86%        N/A            1.28%
OTC & Emerging Growth                                                      -51.88%       N/A           -25.70%
Research                                                                   -24.47%       N/A           -6.09%
Small Cap Value                                                            13.25%        N/A           14.48%
Utilities Growth and Income                                                -28.03%       N/A           -6.52%
Vista                                                                      -39.44%       N/A           -7.06%
Voyager                                                                    -28.12%       N/A           -5.84%
Voyager II                                                                 -36.66%       N/A           -48.02%

(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is between 71 and 79 on the Rider Application
Date))
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  1.33%        N/A            6.42%
Capital Appreciation                                                       -19.53%       N/A           -22.61%
Diversified Income                                                         -1.77%        N/A           -2.30%
The George Putnam Fund of Boston                                           -4.89%        N/A           -2.13%
Global Asset Allocation                                                    -14.03%       N/A           -5.82%
Global Growth                                                              -35.70%       N/A           -12.72%
Growth and Income                                                          -11.87%       N/A           -6.01%
Growth Opportunities                                                       -38.07%       N/A           -35.83%
Health Sciences                                                            -25.49%       N/A            3.67%
High Yield                                                                 -1.63%        N/A           -5.38%
Income                                                                      2.09%        N/A            1.58%
International Growth                                                       -26.37%       N/A           -1.66%
International Growth and Income                                            -26.56%       N/A           -7.95%
International New Opportunities                                            -34.59%       N/A           -11.78%
Investors                                                                  -30.61%       N/A           -14.06%
Money Market                                                               -1.46%        N/A            1.34%
New Opportunities                                                          -36.08%       N/A           -11.06%
New Value                                                                  -1.97%        N/A            1.17%
OTC & Emerging Growth                                                      -51.94%       N/A           -25.79%
Research                                                                   -24.55%       N/A           -6.19%
Small Cap Value                                                            13.13%        N/A           14.36%
Utilities Growth and Income                                                -28.11%       N/A           -6.62%
Vista                                                                      -39.51%       N/A           -7.16%
Voyager                                                                    -28.20%       N/A           -5.95%
Voyager II                                                                 -36.73%       N/A           -48.09%

(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is 70 or younger on the
Rider Application Date))
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  1.33%        N/A            6.42%
Capital Appreciation                                                       -19.53%       N/A           -22.61%
Diversified Income                                                         -1.77%        N/A           -2.30%
The George Putnam Fund of Boston                                           -4.89%        N/A           -2.13%
Global Asset Allocation                                                    -14.03%       N/A           -5.82%
Global Growth                                                              -35.70%       N/A           -12.72%
Growth and Income                                                          -11.87%       N/A           -6.01%
Growth Opportunities                                                       -38.07%       N/A           -35.83%
Health Sciences                                                            -25.49%       N/A            3.67%
High Yield                                                                 -1.63%        N/A           -5.38%
Income                                                                      2.09%        N/A            1.58%
International Growth                                                       -26.37%       N/A           -1.66%
International Growth and Income                                            -26.56%       N/A           -7.95%
International New Opportunities                                            -34.59%       N/A           -11.78%
Investors                                                                  -30.61%       N/A           -14.06%
Money Market                                                               -1.46%        N/A            1.34%
New Opportunities                                                          -36.08%       N/A           -11.06%
New Value                                                                  -1.97%        N/A            1.17%
OTC & Emerging Growth                                                      -51.94%       N/A           -25.79%
Research                                                                   -24.55%       N/A           -6.19%
Small Cap Value                                                            13.13%        N/A           14.36%
Utilities Growth and Income                                                -28.11%       N/A           -6.62%
Vista                                                                      -39.51%       N/A           -7.16%
Voyager                                                                    -28.20%       N/A           -5.95%
Voyager II                                                                 -36.73%       N/A           -48.09%

(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the
Rider Application Date))
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  1.16%        N/A            6.25%
Capital Appreciation                                                       -19.66%       N/A           -22.74%
Diversified Income                                                         -1.93%        N/A           -2.46%
The George Putnam Fund of Boston                                           -5.04%        N/A           -2.29%
Global Asset Allocation                                                    -14.17%       N/A           -5.97%
Global Growth                                                              -35.80%       N/A           -12.87%
Growth and Income                                                          -12.01%       N/A           -6.16%
Growth Opportunities                                                       -38.18%       N/A           -35.94%
Health Sciences                                                            -25.61%       N/A            3.51%
High Yield                                                                 -1.79%        N/A           -5.53%
Income                                                                      1.92%        N/A            1.42%
International Growth                                                       -26.49%       N/A           -1.82%
International Growth and Income                                            -26.69%       N/A           -8.10%
International New Opportunities                                            -34.70%       N/A           -11.92%
Investors                                                                  -30.73%       N/A           -14.21%
Money Market                                                               -1.62%        N/A            1.18%
New Opportunities                                                          -36.19%       N/A           -11.21%
New Value                                                                  -2.13%        N/A            1.00%
OTC & Emerging Growth                                                      -52.02%       N/A           -25.92%
Research                                                                   -24.68%       N/A           -6.34%
Small Cap Value                                                            12.95%        N/A           14.18%
Utilities Growth and Income                                                -28.23%       N/A           -6.77%
Vista                                                                      -39.61%       N/A           -7.31%
Voyager                                                                    -28.32%       N/A           -6.10%
Voyager II                                                                 -36.84%       N/A           -48.18%


(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application
Date))
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  1.16%        N/A            6.25%
Capital Appreciation                                                       -19.66%       N/A           -22.74%
Diversified Income                                                         -1.93%        N/A           -2.46%
The George Putnam Fund of Boston                                           -5.04%        N/A           -2.29%
Global Asset Allocation                                                    -14.17%       N/A           -5.97%
Global Growth                                                              -35.80%       N/A           -12.87%
Growth and Income                                                          -12.01%       N/A           -6.16%
Growth Opportunities                                                       -38.18%       N/A           -35.94%
Health Sciences                                                            -25.61%       N/A            3.51%
High Yield                                                                 -1.79%        N/A           -5.53%
Income                                                                      1.92%        N/A            1.42%
International Growth                                                       -26.49%       N/A           -1.82%
International Growth and Income                                            -26.69%       N/A           -8.10%
International New Opportunities                                            -34.70%       N/A           -11.92%
Investors                                                                  -30.73%       N/A           -14.21%
Money Market                                                               -1.62%        N/A            1.18%
New Opportunities                                                          -36.19%       N/A           -11.21%
New Value                                                                  -2.13%        N/A            1.00%
OTC & Emerging Growth                                                      -52.02%       N/A           -25.92%
Research                                                                   -24.68%       N/A           -6.34%
Small Cap Value                                                            12.95%        N/A           14.18%
Utilities Growth and Income                                                -28.23%       N/A           -6.77%
Vista                                                                      -39.61%       N/A           -7.31%
Voyager                                                                    -28.32%       N/A           -6.10%
Voyager II                                                                 -36.84%       N/A           -48.18%

(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider
Application Date))
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  1.00%        N/A            6.08%
Capital Appreciation                                                       -19.80%       N/A           -22.87%
Diversified Income                                                         -2.09%        N/A           -2.62%
The George Putnam Fund of Boston                                           -5.20%        N/A           -2.44%
Global Asset Allocation                                                    -14.31%       N/A           -6.13%
Global Growth                                                              -35.91%       N/A           -13.01%
Growth and Income                                                          -12.16%       N/A           -6.31%
Growth Opportunities                                                       -38.28%       N/A           -36.05%
Health Sciences                                                            -25.74%       N/A            3.34%
High Yield                                                                 -1.95%        N/A           -5.68%
Income                                                                      1.76%        N/A            1.26%
International Growth                                                       -26.61%       N/A           -1.98%
International Growth and Income                                            -26.81%       N/A           -8.25%
International New Opportunities                                            -34.81%       N/A           -12.07%
Investors                                                                  -30.84%       N/A           -14.35%
Money Market                                                               -1.78%        N/A            1.01%
New Opportunities                                                          -36.29%       N/A           -11.36%
New Value                                                                  -2.29%        N/A            0.84%
OTC & Emerging Growth                                                      -52.11%       N/A           -26.05%
Research                                                                   -24.80%       N/A           -6.49%
Small Cap Value                                                            12.77%        N/A           14.00%
Utilities Growth and Income                                                -28.35%       N/A           -6.92%
Vista                                                                      -39.71%       N/A           -7.46%
Voyager                                                                    -28.44%       N/A           -6.25%
Voyager II                                                                 -36.95%       N/A           -48.27%

(With Retirement Income Guarantee Rider 1)
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  1.51%        N/A            6.62%
Capital Appreciation                                                       -19.43%       N/A           -22.66%
Diversified Income                                                         -1.60%        N/A           -2.17%
The George Putnam Fund of Boston                                           -4.73%        N/A           -2.00%
Global Asset Allocation                                                    -13.90%       N/A           -5.69%
Global Growth                                                              -35.66%       N/A           -12.59%
Growth and Income                                                          -11.73%       N/A           -5.90%
Growth Opportunities                                                       -38.04%       N/A           -35.85%
Health Sciences                                                            -25.41%       N/A            3.87%
High Yield                                                                 -1.46%        N/A           -5.26%
Income                                                                      2.28%        N/A            1.73%
International Growth                                                       -26.29%       N/A           -1.47%
International Growth and Income                                            -26.49%       N/A           -7.82%
International New Opportunities                                            -34.54%       N/A           -11.63%
Investors                                                                  -30.55%       N/A           -13.96%
Money Market                                                               -1.28%        N/A            1.49%
New Opportunities                                                          -36.04%       N/A           -10.92%
New Value                                                                  -1.80%        N/A            1.31%
OTC & Emerging Growth                                                      -51.96%       N/A           -25.72%
Research                                                                   -24.47%       N/A           -6.15%
Small Cap Value                                                            13.37%        N/A           14.58%
Utilities Growth and Income                                                -28.04%       N/A           -6.49%
Vista                                                                      -39.48%       N/A           -6.99%
Voyager                                                                    -28.13%       N/A           -5.78%
Voyager II                                                                 -36.70%       N/A           -48.24%

(With  the MAV  Death  Benefit  Option or the  Enhanced  Beneficiary  Protection
(Annual Increase) Option and Retirement Income Guarantee Rider 1)

                                                                                                 10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  1.35%        N/A            6.45%
Capital Appreciation                                                       -19.56%       N/A           -22.79%
Diversified Income                                                         -1.76%        N/A           -2.33%
The George Putnam Fund of Boston                                           -4.88%        N/A           -2.16%
Global Asset Allocation                                                    -14.05%       N/A           -5.85%
Global Growth                                                              -35.77%       N/A           -12.74%
Growth and Income                                                          -11.88%       N/A           -6.05%
Growth Opportunities                                                       -38.15%       N/A           -35.97%
Health Sciences                                                            -25.53%       N/A            3.70%
High Yield                                                                 -1.62%        N/A           -5.42%
Income                                                                      2.11%        N/A            1.57%
International Growth                                                       -26.41%       N/A           -1.63%
International Growth and Income                                            -26.61%       N/A           -7.97%
International New Opportunities                                            -34.65%       N/A           -11.78%
Investors                                                                  -30.67%       N/A           -14.11%
Money Market                                                               -1.44%        N/A            1.33%
New Opportunities                                                          -36.15%       N/A           -11.07%
New Value                                                                  -1.95%        N/A            1.14%
OTC & Emerging Growth                                                      -52.05%       N/A           -25.85%
Research                                                                   -24.59%       N/A           -6.30%
Small Cap Value                                                            13.19%        N/A           14.40%
Utilities Growth and Income                                                -28.16%       N/A           -6.64%
Vista                                                                      -39.59%       N/A           -7.15%
Voyager                                                                    -28.25%       N/A           -5.94%
Voyager II                                                                 -36.81%       N/A           -48.33%

(With the Earnings  Protection  Death  Benefit  Option  (assuming  age of oldest
Contract Owner and Annuitant is 70 or younger on the Rider
Application Date) and Retirement Income Guarantee Rider 1)
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  1.24%        N/A            6.33%
Capital Appreciation                                                       -19.65%       N/A           -22.88%
Diversified Income                                                         -1.86%        N/A           -2.44%
The George Putnam Fund of Boston                                           -4.98%        N/A           -2.27%
Global Asset Allocation                                                    -14.14%       N/A           -5.95%
Global Growth                                                              -35.84%       N/A           -12.83%
Growth and Income                                                          -11.97%       N/A           -6.15%
Growth Opportunities                                                       -38.22%       N/A           -36.04%
Health Sciences                                                            -25.62%       N/A            3.59%
High Yield                                                                 -1.72%        N/A           -5.52%
Income                                                                      2.00%        N/A            1.46%
International Growth                                                       -26.49%       N/A           -1.74%
International Growth and Income                                            -26.69%       N/A           -8.07%
International New Opportunities                                            -34.73%       N/A           -11.87%
Investors                                                                  -30.75%       N/A           -14.20%
Money Market                                                               -1.55%        N/A            1.22%
New Opportunities                                                          -36.22%       N/A           -11.17%
New Value                                                                  -2.06%        N/A            1.03%
OTC & Emerging Growth                                                      -52.10%       N/A           -25.94%
Research                                                                   -24.68%       N/A           -6.40%
Small Cap Value                                                            13.07%        N/A           14.28%
Utilities Growth and Income                                                -28.24%       N/A           -6.74%
Vista                                                                      -39.65%       N/A           -7.25%
Voyager                                                                    -28.33%       N/A           -6.04%
Voyager II                                                                 -36.88%       N/A           -48.39%

     (With the MAV Death Benefit Option and the Enhanced Beneficiary  Protection
     (Annual Increase) Option and Retirement Income Guarantee Rider 1)

                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  1.19%        N/A            6.28%
Capital Appreciation                                                       -19.69%       N/A           -22.92%
Diversified Income                                                         -1.91%        N/A           -2.49%
The George Putnam Fund of Boston                                           -5.04%        N/A           -2.32%
Global Asset Allocation                                                    -14.19%       N/A           -6.00%
Global Growth                                                              -35.87%       N/A           -12.88%
Growth and Income                                                          -12.02%       N/A           -6.21%
Growth Opportunities                                                       -38.25%       N/A           -36.08%
Health Sciences                                                            -25.66%       N/A            3.53%
High Yield                                                                 -1.77%        N/A           -5.57%
Income                                                                      1.95%        N/A            1.40%
International Growth                                                       -26.53%       N/A           -1.79%
International Growth and Income                                            -26.73%       N/A           -8.12%
International New Opportunities                                            -34.76%       N/A           -11.92%
Investors                                                                  -30.78%       N/A           -14.25%
Money Market                                                               -1.60%        N/A            1.16%
New Opportunities                                                          -36.26%       N/A           -11.21%
New Value                                                                  -2.11%        N/A            0.98%
OTC & Emerging Growth                                                      -52.13%       N/A           -25.98%
Research                                                                   -24.72%       N/A           -6.45%
Small Cap Value                                                            13.00%        N/A           14.21%
Utilities Growth and Income                                                -28.28%       N/A           -6.80%
Vista                                                                      -39.69%       N/A           -7.30%
Voyager                                                                    -28.37%       N/A           -6.09%
Voyager II                                                                 -36.91%       N/A           -48.42%

(With the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the
Rider Application Date) and Retirement Income Guarantee Rider 1)
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  1.08%        N/A            6.16%
Capital Appreciation                                                       -19.78%       N/A           -23.01%
Diversified Income                                                         -2.02%        N/A           -2.59%
The George Putnam Fund of Boston                                           -5.14%        N/A           -2.42%
Global Asset Allocation                                                    -14.28%       N/A           -6.10%
Global Growth                                                              -35.95%       N/A           -12.98%
Growth and Income                                                          -12.12%       N/A           -6.31%
Growth Opportunities                                                       -38.32%       N/A           -36.16%
Health Sciences                                                            -25.74%       N/A            3.42%
High Yield                                                                 -1.88%        N/A           -5.68%
Income                                                                      1.84%        N/A            1.30%
International Growth                                                       -26.62%       N/A           -1.90%
International Growth and Income                                            -26.81%       N/A           -8.22%
International New Opportunities                                            -34.84%       N/A           -12.02%
Investors                                                                  -30.86%       N/A           -14.34%
Money Market                                                               -1.71%        N/A            1.06%
New Opportunities                                                          -36.33%       N/A           -11.31%
New Value                                                                  -2.22%        N/A            0.87%
OTC & Emerging Growth                                                      -52.19%       N/A           -26.07%
Research                                                                   -24.80%       N/A           -6.55%
Small Cap Value                                                            12.88%        N/A           14.09%
Utilities Growth and Income                                                -28.36%       N/A           -6.90%
Vista                                                                      -39.76%       N/A           -7.40%
Voyager                                                                    -28.45%       N/A           -6.19%
Voyager II                                                                 -36.98%       N/A           -48.48%

(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is 70 or younger on the
Rider Application Date) and Retirement Income Guarantee Rider 1)
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  1.08%        N/A            6.16%
Capital Appreciation                                                       -19.78%       N/A           -23.01%
Diversified Income                                                         -2.02%        N/A           -2.59%
The George Putnam Fund of Boston                                           -5.14%        N/A           -2.42%
Global Asset Allocation                                                    -14.28%       N/A           -6.10%
Global Growth                                                              -35.95%       N/A           -12.98%
Growth and Income                                                          -12.12%       N/A           -6.31%
Growth Opportunities                                                       -38.32%       N/A           -36.16%
Health Sciences                                                            -25.74%       N/A            3.42%
High Yield                                                                 -1.88%        N/A           -5.68%
Income                                                                      1.84%        N/A            1.30%
International Growth                                                       -26.62%       N/A           -1.90%
International Growth and Income                                            -26.81%       N/A           -8.22%
International New Opportunities                                            -34.84%       N/A           -12.02%
Investors                                                                  -30.86%       N/A           -14.34%
Money Market                                                               -1.71%        N/A            1.06%
New Opportunities                                                          -36.33%       N/A           -11.31%
New Value                                                                  -2.22%        N/A            0.87%
OTC & Emerging Growth                                                      -52.19%       N/A           -26.07%
Research                                                                   -24.80%       N/A           -6.55%
Small Cap Value                                                            12.88%        N/A           14.09%
Utilities Growth and Income                                                -28.36%       N/A           -6.90%
Vista                                                                      -39.76%       N/A           -7.40%
Voyager                                                                    -28.45%       N/A           -6.19%
Voyager II                                                                 -36.98%       N/A           -48.48%

(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement Income Guarantee Rider 1)

                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  0.91%        N/A            5.99%
Capital Appreciation                                                       -19.91%       N/A           -23.13%
Diversified Income                                                         -2.18%        N/A           -2.75%
The George Putnam Fund of Boston                                           -5.29%        N/A           -2.58%
Global Asset Allocation                                                    -14.42%       N/A           -6.26%
Global Growth                                                              -36.05%       N/A           -13.12%
Growth and Income                                                          -12.26%       N/A           -6.46%
Growth Opportunities                                                       -38.43%       N/A           -36.27%
Health Sciences                                                            -25.86%       N/A            3.26%
High Yield                                                                 -2.04%        N/A           -5.83%
Income                                                                      1.67%        N/A            1.13%
International Growth                                                       -26.74%       N/A           -2.06%
International Growth and Income                                            -26.94%       N/A           -8.37%
International New Opportunities                                            -34.95%       N/A           -12.17%
Investors                                                                  -30.98%       N/A           -14.49%
Money Market                                                               -1.87%        N/A            0.89%
New Opportunities                                                          -36.44%       N/A           -11.46%
New Value                                                                  -2.38%        N/A            0.71%
OTC & Emerging Growth                                                      -52.27%       N/A           -26.20%
Research                                                                   -24.93%       N/A           -6.71%
Small Cap Value                                                            12.70%        N/A           13.91%
Utilities Growth and Income                                                -28.48%       N/A           -7.05%
Vista                                                                      -39.86%       N/A           -7.55%
Voyager                                                                    -28.57%       N/A           -6.35%
Voyager II                                                                 -37.09%       N/A           -48.57%

(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application
Date) and Retirement Income Guarantee Rider 1)
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  0.91%        N/A            5.99%
Capital Appreciation                                                       -19.91%       N/A           -23.13%
Diversified Income                                                         -2.18%        N/A           -2.75%
The George Putnam Fund of Boston                                           -5.29%        N/A           -2.58%
Global Asset Allocation                                                    -14.42%       N/A           -6.26%
Global Growth                                                              -36.05%       N/A           -13.12%
Growth and Income                                                          -12.26%       N/A           -6.46%
Growth Opportunities                                                       -38.43%       N/A           -36.27%
Health Sciences                                                            -25.86%       N/A            3.26%
High Yield                                                                 -2.04%        N/A           -5.83%
Income                                                                      1.67%        N/A            1.13%
International Growth                                                       -26.74%       N/A           -2.06%
International Growth and Income                                            -26.94%       N/A           -8.37%
International New Opportunities                                            -34.95%       N/A           -12.17%
Investors                                                                  -30.98%       N/A           -14.49%
Money Market                                                               -1.87%        N/A            0.89%
New Opportunities                                                          -36.44%       N/A           -11.46%
New Value                                                                  -2.38%        N/A            0.71%
OTC & Emerging Growth                                                      -52.27%       N/A           -26.20%
Research                                                                   -24.93%       N/A           -6.71%
Small Cap Value                                                            12.70%        N/A           13.91%
Utilities Growth and Income                                                -28.48%       N/A           -7.05%
Vista                                                                      -39.86%       N/A           -7.55%
Voyager                                                                    -28.57%       N/A           -6.35%
Voyager II                                                                 -37.09%       N/A           -48.57%

(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit
Option (assuming age of oldest Contract Owner and Annuitant is between
71 and 79 on the Rider Application Date) and Retirement Income                                    10 Year or Since
Guarantee Rider 1)Variable Sub-Account                                     1 Year       5 Year        Inception
American Government Income                                                  0.75%        N/A            5.82%
Capital Appreciation                                                       -20.05%       N/A           -23.26%
Diversified Income                                                         -2.34%        N/A           -2.91%
The George Putnam Fund of Boston                                           -5.45%        N/A           -2.74%
Global Asset Allocation                                                    -14.56%       N/A           -6.41%
Global Growth                                                              -36.16%       N/A           -13.27%
Growth and Income                                                          -12.41%       N/A           -6.61%
Growth Opportunities                                                       -38.53%       N/A           -36.38%
Health Sciences                                                            -25.99%       N/A            3.09%
High Yield                                                                 -2.20%        N/A           -5.99%
Income                                                                      1.51%        N/A            0.97%
International Growth                                                       -26.86%       N/A           -2.22%
International Growth and Income                                            -27.06%       N/A           -8.52%
International New Opportunities                                            -35.06%       N/A           -12.31%
Investors                                                                  -31.09%       N/A           -14.63%
Money Market                                                               -2.03%        N/A            0.73%
New Opportunities                                                          -36.54%       N/A           -11.61%
New Value                                                                  -2.54%        N/A            0.55%
OTC & Emerging Growth                                                      -52.36%       N/A           -26.33%
Research                                                                   -25.05%       N/A           -6.86%
Small Cap Value                                                            12.52%        N/A           13.74%
Utilities Growth and Income                                                -28.60%       N/A           -7.20%
Vista                                                                      -39.96%       N/A           -7.70%
Voyager                                                                    -28.69%       N/A           -6.50%
Voyager II                                                                 -37.20%       N/A           -48.66%

(With Retirement Income Guarantee Rider 2)
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  1.31%        N/A            6.42%
Capital Appreciation                                                       -19.63%       N/A           -22.98%
Diversified Income                                                         -1.80%        N/A           -2.41%
The George Putnam Fund of Boston                                           -4.93%        N/A           -2.24%
Global Asset Allocation                                                    -14.10%       N/A           -5.92%
Global Growth                                                              -35.86%       N/A           -12.79%
Growth and Income                                                          -11.93%       N/A           -6.14%
Growth Opportunities                                                       -38.24%       N/A           -36.12%
Health Sciences                                                            -25.61%       N/A            3.66%
High Yield                                                                 -1.66%        N/A           -5.51%
Income                                                                      2.08%        N/A            1.50%
International Growth                                                       -26.49%       N/A           -1.66%
International Growth and Income                                            -26.69%       N/A           -8.04%
International New Opportunities                                            -34.74%       N/A           -11.83%
Investors                                                                  -30.75%       N/A           -14.19%
Money Market                                                               -1.48%        N/A            1.27%
New Opportunities                                                          -36.24%       N/A           -11.12%
New Value                                                                  -2.00%        N/A            1.07%
OTC & Emerging Growth                                                      -52.16%       N/A           -25.94%
Research                                                                   -24.67%       N/A           -6.44%
Small Cap Value                                                            13.17%        N/A           14.36%
Utilities Growth and Income                                                -28.24%       N/A           -6.71%
Vista                                                                      -39.68%       N/A           -7.19%
Voyager                                                                    -28.33%       N/A           -5.98%
Voyager II                                                                 -36.90%       N/A           -48.56%

(With  the MAV  Death  Benefit  Option or the  Enhanced  Beneficiary  Protection
(Annual Increase) Option and Retirement Income Guarantee Rider 2)

                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  1.15%        N/A            6.24%
Capital Appreciation                                                       -19.76%       N/A           -23.11%
Diversified Income                                                         -1.96%        N/A           -2.57%
The George Putnam Fund of Boston                                           -5.08%        N/A           -2.40%
Global Asset Allocation                                                    -14.25%       N/A           -6.07%
Global Growth                                                              -35.97%       N/A           -12.94%
Growth and Income                                                          -12.08%       N/A           -6.29%
Growth Opportunities                                                       -38.35%       N/A           -36.23%
Health Sciences                                                            -25.73%       N/A            3.50%
High Yield                                                                 -1.82%        N/A           -5.66%
Income                                                                      1.91%        N/A            1.34%
International Growth                                                       -26.61%       N/A           -1.82%
International Growth and Income                                            -26.81%       N/A           -8.19%
International New Opportunities                                            -34.85%       N/A           -11.97%
Investors                                                                  -30.87%       N/A           -14.33%
Money Market                                                               -1.64%        N/A            1.10%
New Opportunities                                                          -36.35%       N/A           -11.27%
New Value                                                                  -2.15%        N/A            0.90%
OTC & Emerging Growth                                                      -52.25%       N/A           -26.07%
Research                                                                   -24.79%       N/A           -6.59%
Small Cap Value                                                            12.99%        N/A           14.18%
Utilities Growth and Income                                                -28.36%       N/A           -6.86%
Vista                                                                      -39.79%       N/A           -7.34%
Voyager                                                                    -28.45%       N/A           -6.14%
Voyager II                                                                 -37.01%       N/A           -48.65%

(With the Earnings  Protection  Death  Benefit  Option  (assuming  age of oldest
Contract Owner and Annuitant is 70 or younger on the Rider Application Date) and Retirement Income Guarantee Rider 2)

                                                                                                 10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  1.04%        N/A            6.13%
Capital Appreciation                                                       -19.85%       N/A           -23.19%
Diversified Income                                                         -2.06%        N/A           -2.67%
The George Putnam Fund of Boston                                           -5.18%        N/A           -2.50%
Global Asset Allocation                                                    -14.34%       N/A           -6.18%
Global Growth                                                              -36.04%       N/A           -13.04%
Growth and Income                                                          -12.17%       N/A           -6.40%
Growth Opportunities                                                       -38.42%       N/A           -36.31%
Health Sciences                                                            -25.82%       N/A            3.39%
High Yield                                                                 -1.92%        N/A           -5.76%
Income                                                                      1.80%        N/A            1.23%
International Growth                                                       -26.69%       N/A           -1.93%
International Growth and Income                                            -26.89%       N/A           -8.29%
International New Opportunities                                            -34.93%       N/A           -12.07%
Investors                                                                  -30.95%       N/A           -14.43%
Money Market                                                               -1.75%        N/A            0.99%
New Opportunities                                                          -36.42%       N/A           -11.37%
New Value                                                                  -2.26%        N/A            0.80%
OTC & Emerging Growth                                                      -52.30%       N/A           -26.16%
Research                                                                   -24.88%       N/A           -6.70%
Small Cap Value                                                            12.87%        N/A           14.06%
Utilities Growth and Income                                                -28.44%       N/A           -6.97%
Vista                                                                      -39.85%       N/A           -7.44%
Voyager                                                                    -28.53%       N/A           -6.24%
Voyager II                                                                 -37.08%       N/A           -48.71%

(With the MAV Death  Benefit  Option  and the  Enhanced  Beneficiary  Protection
(Annual Increase) Option and Retirement Income Guarantee Rider 2)

                                                                                                 10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  0.99%        N/A            6.07%
Capital Appreciation                                                       -19.89%       N/A           -23.24%
Diversified Income                                                         -2.11%        N/A           -2.72%
The George Putnam Fund of Boston                                           -5.24%        N/A           -2.56%
Global Asset Allocation                                                    -14.39%       N/A           -6.23%
Global Growth                                                              -36.07%       N/A           -13.09%
Growth and Income                                                          -12.22%       N/A           -6.45%
Growth Opportunities                                                       -38.45%       N/A           -36.34%
Health Sciences                                                            -25.86%       N/A            3.33%
High Yield                                                                 -1.97%        N/A           -5.82%
Income                                                                      1.75%        N/A            1.17%
International Growth                                                       -26.73%       N/A           -1.98%
International Growth and Income                                            -26.93%       N/A           -8.34%
International New Opportunities                                            -34.96%       N/A           -12.12%
Investors                                                                  -30.98%       N/A           -14.47%
Money Market                                                               -1.80%        N/A            0.94%
New Opportunities                                                          -36.46%       N/A           -11.41%
New Value                                                                  -2.31%        N/A            0.74%
OTC & Emerging Growth                                                      -52.33%       N/A           -26.20%
Research                                                                   -24.92%       N/A           -6.75%
Small Cap Value                                                            12.80%        N/A           14.00%
Utilities Growth and Income                                                -28.48%       N/A           -7.02%
Vista                                                                      -39.89%       N/A           -7.49%
Voyager                                                                    -28.57%       N/A           -6.29%
Voyager II                                                                 -37.11%       N/A           -48.74%

(With the Earnings  Protection  Death  Benefit  Option  (assuming  age of oldest
Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement Income Guarantee Rider 2)

                                                                                             10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  0.88%        N/A            5.96%
Capital Appreciation                                                       -19.98%       N/A           -23.32%
Diversified Income                                                         -2.22%        N/A           -2.83%
The George Putnam Fund of Boston                                           -5.34%        N/A           -2.66%
Global Asset Allocation                                                    -14.48%       N/A           -6.33%
Global Growth                                                              -36.15%       N/A           -13.18%
Growth and Income                                                          -12.32%       N/A           -6.55%
Growth Opportunities                                                       -38.52%       N/A           -36.42%
Health Sciences                                                            -25.94%       N/A            3.22%
High Yield                                                                 -2.08%        N/A           -5.92%
Income                                                                      1.64%        N/A            1.06%
International Growth                                                       -26.82%       N/A           -2.09%
International Growth and Income                                            -27.01%       N/A           -8.44%
International New Opportunities                                            -35.04%       N/A           -12.22%
Investors                                                                  -31.06%       N/A           -14.57%
Money Market                                                               -1.91%        N/A            0.83%
New Opportunities                                                          -36.53%       N/A           -11.51%
New Value                                                                  -2.42%        N/A            0.63%
OTC & Emerging Growth                                                      -52.39%       N/A           -26.29%
Research                                                                   -25.00%       N/A           -6.85%
Small Cap Value                                                            12.68%        N/A           13.88%
Utilities Growth and Income                                                -28.56%       N/A           -7.12%
Vista                                                                      -39.96%       N/A           -7.59%
Voyager                                                                    -28.65%       N/A           -6.39%
Voyager II                                                                 -37.18%       N/A           -48.80%

(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is 70 or younger on the
Rider Application Date) and Retirement Income Guarantee Rider 2)
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  0.88%        N/A            5.96%
Capital Appreciation                                                       -19.98%       N/A           -23.32%
Diversified Income                                                         -2.22%        N/A           -2.83%
The George Putnam Fund of Boston                                           -5.34%        N/A           -2.66%
Global Asset Allocation                                                    -14.48%       N/A           -6.33%
Global Growth                                                              -36.15%       N/A           -13.18%
Growth and Income                                                          -12.32%       N/A           -6.55%
Growth Opportunities                                                       -38.52%       N/A           -36.42%
Health Sciences                                                            -25.94%       N/A            3.22%
High Yield                                                                 -2.08%        N/A           -5.92%
Income                                                                      1.64%        N/A            1.06%
International Growth                                                       -26.82%       N/A           -2.09%
International Growth and Income                                            -27.01%       N/A           -8.44%
International New Opportunities                                            -35.04%       N/A           -12.22%
Investors                                                                  -31.06%       N/A           -14.57%
Money Market                                                               -1.91%        N/A            0.83%
New Opportunities                                                          -36.53%       N/A           -11.51%
New Value                                                                  -2.42%        N/A            0.63%
OTC & Emerging Growth                                                      -52.39%       N/A           -26.29%
Research                                                                   -25.00%       N/A           -6.85%
Small Cap Value                                                            12.68%        N/A           13.88%
Utilities Growth and Income                                                -28.56%       N/A           -7.12%
Vista                                                                      -39.96%       N/A           -7.59%
Voyager                                                                    -28.65%       N/A           -6.39%
Voyager II                                                                 -37.18%       N/A           -48.80%

(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the
Rider Application Date) and Retirement Income Guarantee Rider 2)
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  0.71%        N/A            5.79%
Capital Appreciation                                                       -20.11%       N/A           -23.45%
Diversified Income                                                         -2.38%        N/A           -2.99%
The George Putnam Fund of Boston                                           -5.49%        N/A           -2.82%
Global Asset Allocation                                                    -14.62%       N/A           -6.48%
Global Growth                                                              -36.25%       N/A           -13.33%
Growth and Income                                                          -12.46%       N/A           -6.70%
Growth Opportunities                                                       -38.63%       N/A           -36.53%
Health Sciences                                                            -26.06%       N/A            3.05%
High Yield                                                                 -2.24%        N/A           -6.07%
Income                                                                      1.47%        N/A            0.90%
International Growth                                                       -26.94%       N/A           -2.25%
International Growth and Income                                            -27.14%       N/A           -8.59%
International New Opportunities                                            -35.15%       N/A           -12.36%
Investors                                                                  -31.18%       N/A           -14.71%
Money Market                                                               -2.07%        N/A            0.67%
New Opportunities                                                          -36.64%       N/A           -11.66%
New Value                                                                  -2.58%        N/A            0.47%
OTC & Emerging Growth                                                      -52.47%       N/A           -26.42%
Research                                                                   -25.13%       N/A           -7.00%
Small Cap Value                                                            12.50%        N/A           13.70%
Utilities Growth and Income                                                -28.68%       N/A           -7.27%
Vista                                                                      -40.06%       N/A           -7.75%
Voyager                                                                    -28.77%       N/A           -6.55%
Voyager II                                                                 -37.29%       N/A           -48.89%


(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application
Date) and Retirement Income Guarantee Rider 2)
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  0.71%        N/A            5.79%
Capital Appreciation                                                       -20.11%       N/A           -23.45%
Diversified Income                                                         -2.38%        N/A           -2.99%
The George Putnam Fund of Boston                                           -5.49%        N/A           -2.82%
Global Asset Allocation                                                    -14.62%       N/A           -6.48%
Global Growth                                                              -36.25%       N/A           -13.33%
Growth and Income                                                          -12.46%       N/A           -6.70%
Growth Opportunities                                                       -38.63%       N/A           -36.53%
Health Sciences                                                            -26.06%       N/A            3.05%
High Yield                                                                 -2.24%        N/A           -6.07%
Income                                                                      1.47%        N/A            0.90%
International Growth                                                       -26.94%       N/A           -2.25%
International Growth and Income                                            -27.14%       N/A           -8.59%
International New Opportunities                                            -35.15%       N/A           -12.36%
Investors                                                                  -31.18%       N/A           -14.71%
Money Market                                                               -2.07%        N/A            0.67%
New Opportunities                                                          -36.64%       N/A           -11.66%
New Value                                                                  -2.58%        N/A            0.47%
OTC & Emerging Growth                                                      -52.47%       N/A           -26.42%
Research                                                                   -25.13%       N/A           -7.00%
Small Cap Value                                                            12.50%        N/A           13.70%
Utilities Growth and Income                                                -28.68%       N/A           -7.27%
Vista                                                                      -40.06%       N/A           -7.75%
Voyager                                                                    -28.77%       N/A           -6.55%
Voyager II                                                                 -37.29%       N/A           -48.89%

(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider
Application Date) and Retirement Income Guarantee Rider 2)
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  0.55%        N/A            5.62%
Capital Appreciation                                                       -20.25%       N/A           -23.58%
Diversified Income                                                         -2.54%        N/A           -3.15%
The George Putnam Fund of Boston                                           -5.65%        N/A           -2.98%
Global Asset Allocation                                                    -14.76%       N/A           -6.64%
Global Growth                                                              -36.36%       N/A           -13.47%
Growth and Income                                                          -12.61%       N/A           -6.86%
Growth Opportunities                                                       -38.73%       N/A           -36.65%
Health Sciences                                                            -26.19%       N/A            2.89%
High Yield                                                                 -2.40%        N/A           -6.23%
Income                                                                      1.31%        N/A            0.74%
International Growth                                                       -27.06%       N/A           -2.41%
International Growth and Income                                            -27.26%       N/A           -8.75%
International New Opportunities                                            -35.26%       N/A           -12.51%
Investors                                                                  -31.29%       N/A           -14.86%
Money Market                                                               -2.23%        N/A            0.50%
New Opportunities                                                          -36.74%       N/A           -11.81%
New Value                                                                  -2.74%        N/A            0.31%
OTC & Emerging Growth                                                      -52.56%       N/A           -26.55%
Research                                                                   -25.25%       N/A           -7.16%
Small Cap Value                                                            12.32%        N/A           13.52%
Utilities Growth and Income                                                -28.80%       N/A           -7.42%
Vista                                                                      -40.16%       N/A           -7.90%
Voyager                                                                    -28.89%       N/A           -6.70%
Voyager II                                                                 -37.40%       N/A           -48.98%





Non-Standardized Total Returns

Set out below are the non-standardized total returns for each Variable
Sub-Account since its inception through December 31, 2001. All of the Variable
Sub-Accounts commenced operations on April 30, 1999 except for the Putnam
American Government Income and Putnam Growth Opportunities Variable
Sub-Accounts, which commenced operations on February 4, 2000, the Putnam
Technology Variable Sub-Account, which commenced operations on July 17, 2000, and the Putnam Capital Appreciation and Putnam Voyager II Variable Sub-Accounts, which commenced operations on October 2, 2000. The non-standardized total returns shown below do not include the 4% Credit Enhancement available under the Putnam Allstate Advisor Plus Contract or the $30 annual contract maintenance charge or withdrawal charge that may be imposed under the Contract.

(Without any optional benefits)
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  4.86%        N/A            8.20%
Capital Appreciation                                                       -15.27%       N/A           -18.66%
Diversified Income                                                          1.87%        N/A           -0.55%
The George Putnam Fund of Boston                                           -1.14%        N/A           -0.39%
Global Asset Allocation                                                    -9.96%        N/A           -3.87%
Global Growth                                                              -30.88%       N/A           -10.33%
Growth and Income                                                          -7.88%        N/A           -4.04%
Growth Opportunities                                                       -33.17%       N/A           -31.44%
Health Sciences                                                            -21.03%       N/A            5.10%
High Yield                                                                  2.01%        N/A           -3.45%
Income                                                                      5.60%        N/A            3.13%
International Growth                                                       -21.87%       N/A            0.04%
International Growth and Income                                            -22.06%       N/A           -5.87%
International New Opportunities                                            -29.81%       N/A           -9.45%
Investors                                                                  -25.97%       N/A           -11.57%
Money Market                                                                2.17%        N/A            2.89%
New Opportunities                                                          -31.25%       N/A           -8.79%
New Value                                                                   1.68%        N/A            2.73%
OTC & Emerging Growth                                                      -46.56%       N/A           -22.31%
Research                                                                   -20.12%       N/A           -4.19%
Small Cap Value                                                            16.26%        N/A           15.32%
Utilities Growth and Income                                                -23.55%       N/A           -4.62%
Vista                                                                      -34.56%       N/A           -5.14%
Voyager                                                                    -23.64%       N/A           -4.00%
Voyager II                                                                 -31.88%       N/A           -42.86%


(With  the MAV  Death  Benefit  Option or the  Enhanced  Beneficiary  Protection
(Annual Increase) Option)


                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  4.70%        N/A            8.04%
Capital Appreciation                                                       -15.40%       N/A           -18.78%
Diversified Income                                                          1.72%        N/A           -0.70%
The George Putnam Fund of Boston                                           -1.29%        N/A           -0.53%
Global Asset Allocation                                                    -10.10%       N/A           -4.01%
Global Growth                                                              -30.98%       N/A           -10.47%
Growth and Income                                                          -8.02%        N/A           -4.18%
Growth Opportunities                                                       -33.27%       N/A           -31.54%
Health Sciences                                                            -21.15%       N/A            4.95%
High Yield                                                                  1.85%        N/A           -3.59%
Income                                                                      5.44%        N/A            2.97%
International Growth                                                       -21.99%       N/A           -0.11%
International Growth and Income                                            -22.18%       N/A           -6.01%
International New Opportunities                                            -29.92%       N/A           -9.59%
Investors                                                                  -26.08%       N/A           -11.70%
Money Market                                                                2.02%        N/A            2.74%
New Opportunities                                                          -31.35%       N/A           -8.93%
New Value                                                                   1.53%        N/A            2.58%
OTC & Emerging Growth                                                      -46.64%       N/A           -22.43%
Research                                                                   -20.24%       N/A           -4.34%
Small Cap Value                                                            16.08%        N/A           15.15%
Utilities Growth and Income                                                -23.67%       N/A           -4.76%
Vista                                                                      -34.66%       N/A           -5.28%
Voyager                                                                    -23.76%       N/A           -4.14%
Voyager II                                                                 -31.98%       N/A           -42.95%

(With the Earnings  Protection  Death  Benefit  Option  (assuming  age of oldest
Contract Owner and Annuitant is 70 or younger on the Rider Application Date))

                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  4.60%        N/A            7.93%
Capital Appreciation                                                       -15.49%       N/A           -18.86%
Diversified Income                                                          1.62%        N/A           -0.80%
The George Putnam Fund of Boston                                           -1.39%        N/A           -0.63%
Global Asset Allocation                                                    -10.19%       N/A           -4.11%
Global Growth                                                              -31.05%       N/A           -10.56%
Growth and Income                                                          -8.11%        N/A           -4.28%
Growth Opportunities                                                       -33.34%       N/A           -31.61%
Health Sciences                                                            -21.23%       N/A            4.84%
High Yield                                                                  1.75%        N/A           -3.69%
Income                                                                      5.33%        N/A            2.87%
International Growth                                                       -22.07%       N/A           -0.21%
International Growth and Income                                            -22.26%       N/A           -6.10%
International New Opportunities                                            -29.99%       N/A           -9.68%
Investors                                                                  -26.16%       N/A           -11.79%
Money Market                                                                1.92%        N/A            2.64%
New Opportunities                                                          -31.42%       N/A           -9.02%
New Value                                                                   1.42%        N/A            2.48%
OTC & Emerging Growth                                                      -46.70%       N/A           -22.50%
Research                                                                   -20.32%       N/A           -4.43%
Small Cap Value                                                            15.97%        N/A           15.03%
Utilities Growth and Income                                                -23.75%       N/A           -4.86%
Vista                                                                      -34.72%       N/A           -5.37%
Voyager                                                                    -23.83%       N/A           -4.24%
Voyager II                                                                 -32.05%       N/A           -43.01%

(With the MAV Death  Benefit  Option  and the  Enhanced  Beneficiary  Protection
(Annual Increase) Option)

                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  4.55%        N/A            7.88%
Capital Appreciation                                                       -15.53%       N/A           -18.90%
Diversified Income                                                          1.56%        N/A           -0.85%
The George Putnam Fund of Boston                                           -1.44%        N/A           -0.68%
Global Asset Allocation                                                    -10.24%       N/A           -4.15%
Global Growth                                                              -31.09%       N/A           -10.60%
Growth and Income                                                          -8.16%        N/A           -4.33%
Growth Opportunities                                                       -33.37%       N/A           -31.64%
Health Sciences                                                            -21.26%       N/A            4.79%
High Yield                                                                  1.70%        N/A           -3.74%
Income                                                                      5.28%        N/A            2.82%
International Growth                                                       -22.11%       N/A           -0.26%
International Growth and Income                                            -22.30%       N/A           -6.15%
International New Opportunities                                            -30.02%       N/A           -9.72%
Investors                                                                  -26.19%       N/A           -11.84%
Money Market                                                                1.87%        N/A            2.58%
New Opportunities                                                          -31.46%       N/A           -9.06%
New Value                                                                   1.37%        N/A            2.43%
OTC & Emerging Growth                                                      -46.72%       N/A           -22.54%
Research                                                                   -20.36%       N/A           -4.48%
Small Cap Value                                                            15.91%        N/A           14.97%
Utilities Growth and Income                                                -23.78%       N/A           -4.91%
Vista                                                                      -34.76%       N/A           -5.42%
Voyager                                                                    -23.87%       N/A           -4.28%
Voyager II                                                                 -32.09%       N/A           -43.04%

(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is between 71 and 79 on the Rider Application
Date))
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  4.44%        N/A            7.77%
Capital Appreciation                                                       -15.61%       N/A           -18.98%
Diversified Income                                                          1.46%        N/A           -0.95%
The George Putnam Fund of Boston                                           -1.54%        N/A           -0.78%
Global Asset Allocation                                                    -10.33%       N/A           -4.25%
Global Growth                                                              -31.16%       N/A           -10.69%
Growth and Income                                                          -8.25%        N/A           -4.42%
Growth Opportunities                                                       -33.44%       N/A           -31.71%
Health Sciences                                                            -21.34%       N/A            4.68%
High Yield                                                                  1.60%        N/A           -3.83%
Income                                                                      5.17%        N/A            2.72%
International Growth                                                       -22.19%       N/A           -0.36%
International Growth and Income                                            -22.38%       N/A           -6.24%
International New Opportunities                                            -30.09%       N/A           -9.81%
Investors                                                                  -26.27%       N/A           -11.92%
Money Market                                                                1.76%        N/A            2.48%
New Opportunities                                                          -31.53%       N/A           -9.15%
New Value                                                                   1.27%        N/A            2.32%
OTC & Emerging Growth                                                      -46.78%       N/A           -22.62%
Research                                                                   -20.44%       N/A           -4.58%
Small Cap Value                                                            15.79%        N/A           14.86%
Utilities Growth and Income                                                -23.86%       N/A           -5.00%
Vista                                                                      -34.82%       N/A           -5.52%
Voyager                                                                    -23.95%       N/A           -4.38%
Voyager II                                                                 -32.16%       N/A           -43.09%

(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is 70 or younger on the
Rider Application Date))
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  4.44%        N/A            7.77%
Capital Appreciation                                                       -15.61%       N/A           -18.98%
Diversified Income                                                          1.46%        N/A           -0.95%
The George Putnam Fund of Boston                                           -1.54%        N/A           -0.78%
Global Asset Allocation                                                    -10.33%       N/A           -4.25%
Global Growth                                                              -31.16%       N/A           -10.69%
Growth and Income                                                          -8.25%        N/A           -4.42%
Growth Opportunities                                                       -33.44%       N/A           -31.71%
Health Sciences                                                            -21.34%       N/A            4.68%
High Yield                                                                  1.60%        N/A           -3.83%
Income                                                                      5.17%        N/A            2.72%
International Growth                                                       -22.19%       N/A           -0.36%
International Growth and Income                                            -22.38%       N/A           -6.24%
International New Opportunities                                            -30.09%       N/A           -9.81%
Investors                                                                  -26.27%       N/A           -11.92%
Money Market                                                                1.76%        N/A            2.48%
New Opportunities                                                          -31.53%       N/A           -9.15%
New Value                                                                   1.27%        N/A            2.32%
OTC & Emerging Growth                                                      -46.78%       N/A           -22.62%
Research                                                                   -20.44%       N/A           -4.58%
Small Cap Value                                                            15.79%        N/A           14.86%
Utilities Growth and Income                                                -23.86%       N/A           -5.00%
Vista                                                                      -34.82%       N/A           -5.52%
Voyager                                                                    -23.95%       N/A           -4.38%
Voyager II                                                                 -32.16%       N/A           -43.09%

(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date))

                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  4.28%        N/A            7.61%
Capital Appreciation                                                       -15.74%       N/A           -19.10%
Diversified Income                                                          1.31%        N/A           -1.09%
The George Putnam Fund of Boston                                           -1.68%        N/A           -0.93%
Global Asset Allocation                                                    -10.46%       N/A           -4.39%
Global Growth                                                              -31.26%       N/A           -10.83%
Growth and Income                                                          -8.39%        N/A           -4.57%
Growth Opportunities                                                       -33.54%       N/A           -31.81%
Health Sciences                                                            -21.46%       N/A            4.53%
High Yield                                                                  1.44%        N/A           -3.98%
Income                                                                      5.01%        N/A            2.56%
International Growth                                                       -22.30%       N/A           -0.51%
International Growth and Income                                            -22.50%       N/A           -6.38%
International New Opportunities                                            -30.20%       N/A           -9.95%
Investors                                                                  -26.38%       N/A           -12.06%
Money Market                                                                1.61%        N/A            2.33%
New Opportunities                                                          -31.63%       N/A           -9.29%
New Value                                                                   1.12%        N/A            2.17%
OTC & Emerging Growth                                                      -46.86%       N/A           -22.74%
Research                                                                   -20.56%       N/A           -4.72%
Small Cap Value                                                            15.62%        N/A           14.69%
Utilities Growth and Income                                                -23.98%       N/A           -5.14%
Vista                                                                      -34.92%       N/A           -5.66%
Voyager                                                                    -24.06%       N/A           -4.52%
Voyager II                                                                 -32.26%       N/A           -43.18%

(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application
Date))
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  4.28%        N/A            7.61%
Capital Appreciation                                                       -15.74%       N/A           -19.10%
Diversified Income                                                          1.31%        N/A           -1.09%
The George Putnam Fund of Boston                                           -1.68%        N/A           -0.93%
Global Asset Allocation                                                    -10.46%       N/A           -4.39%
Global Growth                                                              -31.26%       N/A           -10.83%
Growth and Income                                                          -8.39%        N/A           -4.57%
Growth Opportunities                                                       -33.54%       N/A           -31.81%
Health Sciences                                                            -21.46%       N/A            4.53%
High Yield                                                                  1.44%        N/A           -3.98%
Income                                                                      5.01%        N/A            2.56%
International Growth                                                       -22.30%       N/A           -0.51%
International Growth and Income                                            -22.50%       N/A           -6.38%
International New Opportunities                                            -30.20%       N/A           -9.95%
Investors                                                                  -26.38%       N/A           -12.06%
Money Market                                                                1.61%        N/A            2.33%
New Opportunities                                                          -31.63%       N/A           -9.29%
New Value                                                                   1.12%        N/A            2.17%
OTC & Emerging Growth                                                      -46.86%       N/A           -22.74%
Research                                                                   -20.56%       N/A           -4.72%
Small Cap Value                                                            15.62%        N/A           14.69%
Utilities Growth and Income                                                -23.98%       N/A           -5.14%
Vista                                                                      -34.92%       N/A           -5.66%
Voyager                                                                    -24.06%       N/A           -4.52%
Voyager II                                                                 -32.26%       N/A           -43.18%

(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider
Application Date))
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  4.13%        N/A            7.45%
Capital Appreciation                                                       -15.87%       N/A           -19.23%
Diversified Income                                                          1.16%        N/A           -1.24%
The George Putnam Fund of Boston                                           -1.83%        N/A           -1.08%
Global Asset Allocation                                                    -10.60%       N/A           -4.54%
Global Growth                                                              -31.37%       N/A           -10.96%
Growth and Income                                                          -8.52%        N/A           -4.71%
Growth Opportunities                                                       -33.64%       N/A           -31.92%
Health Sciences                                                            -21.58%       N/A            4.37%
High Yield                                                                  1.29%        N/A           -4.12%
Income                                                                      4.85%        N/A            2.41%
International Growth                                                       -22.42%       N/A           -0.65%
International Growth and Income                                            -22.61%       N/A           -6.52%
International New Opportunities                                            -30.30%       N/A           -10.08%
Investors                                                                  -26.49%       N/A           -12.19%
Money Market                                                                1.46%        N/A            2.18%
New Opportunities                                                          -31.73%       N/A           -9.43%
New Value                                                                   0.97%        N/A            2.02%
OTC & Emerging Growth                                                      -46.94%       N/A           -22.85%
Research                                                                   -20.68%       N/A           -4.86%
Small Cap Value                                                            15.44%        N/A           14.52%
Utilities Growth and Income                                                -24.09%       N/A           -5.29%
Vista                                                                      -35.02%       N/A           -5.80%
Voyager                                                                    -24.18%       N/A           -4.67%
Voyager II                                                                 -32.36%       N/A           -43.26%

(With Retirement Income Guarantee Rider 1)
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  4.61%        N/A            7.95%
Capital Appreciation                                                       -15.52%       N/A           -19.05%
Diversified Income                                                          1.62%        N/A           -0.83%
The George Putnam Fund of Boston                                           -1.39%        N/A           -0.67%
Global Asset Allocation                                                    -10.21%       N/A           -4.14%
Global Growth                                                              -31.13%       N/A           -10.58%
Growth and Income                                                          -8.13%        N/A           -4.33%
Growth Opportunities                                                       -33.42%       N/A           -31.75%
Health Sciences                                                            -21.28%       N/A            4.86%
High Yield                                                                  1.76%        N/A           -3.74%
Income                                                                      5.35%        N/A            2.85%
International Growth                                                       -22.12%       N/A           -0.19%
International Growth and Income                                            -22.31%       N/A           -6.13%
International New Opportunities                                            -30.06%       N/A           -9.69%
Investors                                                                  -26.22%       N/A           -11.84%
Money Market                                                                1.92%        N/A            2.62%
New Opportunities                                                          -31.50%       N/A           -9.03%
New Value                                                                   1.43%        N/A            2.44%
OTC & Emerging Growth                                                      -46.81%       N/A           -22.57%
Research                                                                   -20.37%       N/A           -4.55%
Small Cap Value                                                            16.01%        N/A           15.05%
Utilities Growth and Income                                                -23.80%       N/A           -4.89%
Vista                                                                      -34.81%       N/A           -5.37%
Voyager                                                                    -23.89%       N/A           -4.24%
Voyager II                                                                 -32.13%       N/A           -43.25%

(With  the MAV  Death  Benefit  Option or the  Enhanced  Beneficiary  Protection
(Annual Increase) Option and Retirement Income Guarantee Rider 1)

                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  4.45%        N/A            7.79%
Capital Appreciation                                                       -15.65%       N/A           -19.17%
Diversified Income                                                          1.47%        N/A           -0.98%
The George Putnam Fund of Boston                                           -1.54%        N/A           -0.82%
Global Asset Allocation                                                    -10.35%       N/A           -4.29%
Global Growth                                                              -31.23%       N/A           -10.71%
Growth and Income                                                          -8.27%        N/A           -4.48%
Growth Opportunities                                                       -33.52%       N/A           -31.85%
Health Sciences                                                            -21.40%       N/A            4.70%
High Yield                                                                  1.60%        N/A           -3.88%
Income                                                                      5.19%        N/A            2.69%
International Growth                                                       -22.24%       N/A           -0.34%
International Growth and Income                                            -22.43%       N/A           -6.28%
International New Opportunities                                            -30.17%       N/A           -9.82%
Investors                                                                  -26.33%       N/A           -11.97%
Money Market                                                                1.77%        N/A            2.46%
New Opportunities                                                          -31.60%       N/A           -9.16%
New Value                                                                   1.28%        N/A            2.29%
OTC & Emerging Growth                                                      -46.89%       N/A           -22.68%
Research                                                                   -20.49%       N/A           -4.69%
Small Cap Value                                                            15.83%        N/A           14.88%
Utilities Growth and Income                                                -23.92%       N/A           -5.03%
Vista                                                                      -34.91%       N/A           -5.51%
Voyager                                                                    -24.01%       N/A           -4.38%
Voyager II                                                                 -32.23%       N/A           -43.34%

(With the Earnings  Protection  Death  Benefit  Option  (assuming  age of oldest
Contract Owner and Annuitant is 70 or younger on the Rider Application Date) and Retirement Income Guarantee Rider 1)

                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  4.35%        N/A            7.68%
Capital Appreciation                                                       -15.74%       N/A           -19.25%
Diversified Income                                                          1.37%        N/A           -1.08%
The George Putnam Fund of Boston                                           -1.64%        N/A           -0.92%
Global Asset Allocation                                                    -10.44%       N/A           -4.38%
Global Growth                                                              -31.30%       N/A           -10.80%
Growth and Income                                                          -8.36%        N/A           -4.57%
Growth Opportunities                                                       -33.59%       N/A           -31.92%
Health Sciences                                                            -21.48%       N/A            4.59%
High Yield                                                                  1.50%        N/A           -3.98%
Income                                                                      5.08%        N/A            2.59%
International Growth                                                       -22.32%       N/A           -0.44%
International Growth and Income                                            -22.51%       N/A           -6.37%
International New Opportunities                                            -30.24%       N/A           -9.92%
Investors                                                                  -26.41%       N/A           -12.06%
Money Market                                                                1.67%        N/A            2.36%
New Opportunities                                                          -31.67%       N/A           -9.26%
New Value                                                                   1.17%        N/A            2.19%
OTC & Emerging Growth                                                      -46.95%       N/A           -22.76%
Research                                                                   -20.57%       N/A           -4.79%
Small Cap Value                                                            15.72%        N/A           14.77%
Utilities Growth and Income                                                -24.00%       N/A           -5.13%
Vista                                                                      -34.97%       N/A           -5.61%
Voyager                                                                    -24.08%       N/A           -4.48%
Voyager II                                                                 -32.30%       N/A           -43.39%

(With the MAV Death  Benefit  Option  and the  Enhanced  Beneficiary  Protection
(Annual Increase) Option and Retirement Income Guarantee Rider 1)

                                                                                              10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  4.30%        N/A            7.63%
Capital Appreciation                                                       -15.78%       N/A           -19.29%
Diversified Income                                                          1.31%        N/A           -1.13%
The George Putnam Fund of Boston                                           -1.69%        N/A           -0.97%
Global Asset Allocation                                                    -10.49%       N/A           -4.43%
Global Growth                                                              -31.34%       N/A           -10.85%
Growth and Income                                                          -8.41%        N/A           -4.62%
Growth Opportunities                                                       -33.62%       N/A           -31.95%
Health Sciences                                                            -21.51%       N/A            4.54%
High Yield                                                                  1.45%        N/A           -4.03%
Income                                                                      5.03%        N/A            2.54%
International Growth                                                       -22.36%       N/A           -0.49%
International Growth and Income                                            -22.55%       N/A           -6.42%
International New Opportunities                                            -30.27%       N/A           -9.96%
Investors                                                                  -26.44%       N/A           -12.11%
Money Market                                                                1.62%        N/A            2.31%
New Opportunities                                                          -31.71%       N/A           -9.30%
New Value                                                                   1.12%        N/A            2.14%
OTC & Emerging Growth                                                      -46.97%       N/A           -22.80%
Research                                                                   -20.61%       N/A           -4.84%
Small Cap Value                                                            15.66%        N/A           14.71%
Utilities Growth and Income                                                -24.03%       N/A           -5.18%
Vista                                                                      -35.01%       N/A           -5.66%
Voyager                                                                    -24.12%       N/A           -4.52%
Voyager II                                                                 -32.34%       N/A           -43.42%

(With the Earnings  Protection  Death  Benefit  Option  (assuming  age of oldest
Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement Income Guarantee Rider 1)

                                                                                                10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  4.19%        N/A            7.52%
Capital Appreciation                                                       -15.86%       N/A           -19.37%
Diversified Income                                                          1.21%        N/A           -1.23%
The George Putnam Fund of Boston                                           -1.79%        N/A           -1.07%
Global Asset Allocation                                                    -10.58%       N/A           -4.53%
Global Growth                                                              -31.41%       N/A           -10.94%
Growth and Income                                                          -8.50%        N/A           -4.72%
Growth Opportunities                                                       -33.69%       N/A           -32.02%
Health Sciences                                                            -21.59%       N/A            4.44%
High Yield                                                                  1.35%        N/A           -4.12%
Income                                                                      4.92%        N/A            2.43%
International Growth                                                       -22.44%       N/A           -0.59%
International Growth and Income                                            -22.63%       N/A           -6.51%
International New Opportunities                                            -30.34%       N/A           -10.05%
Investors                                                                  -26.52%       N/A           -12.19%
Money Market                                                                1.51%        N/A            2.21%
New Opportunities                                                          -31.78%       N/A           -9.39%
New Value                                                                   1.02%        N/A            2.03%
OTC & Emerging Growth                                                      -47.03%       N/A           -22.88%
Research                                                                   -20.69%       N/A           -4.93%
Small Cap Value                                                            15.54%        N/A           14.59%
Utilities Growth and Income                                                -24.11%       N/A           -5.27%
Vista                                                                      -35.07%       N/A           -5.75%
Voyager                                                                    -24.20%       N/A           -4.62%
Voyager II                                                                 -32.41%       N/A           -43.48%

(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is 70 or younger on the
Rider Application Date) and Retirement Income Guarantee Rider 1)
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  4.19%        N/A            7.52%
Capital Appreciation                                                       -15.86%       N/A           -19.37%
Diversified Income                                                          1.21%        N/A           -1.23%
The George Putnam Fund of Boston                                           -1.79%        N/A           -1.07%
Global Asset Allocation                                                    -10.58%       N/A           -4.53%
Global Growth                                                              -31.41%       N/A           -10.94%
Growth and Income                                                          -8.50%        N/A           -4.72%
Growth Opportunities                                                       -33.69%       N/A           -32.02%
Health Sciences                                                            -21.59%       N/A            4.44%
High Yield                                                                  1.35%        N/A           -4.12%
Income                                                                      4.92%        N/A            2.43%
International Growth                                                       -22.44%       N/A           -0.59%
International Growth and Income                                            -22.63%       N/A           -6.51%
International New Opportunities                                            -30.34%       N/A           -10.05%
Investors                                                                  -26.52%       N/A           -12.19%
Money Market                                                                1.51%        N/A            2.21%
New Opportunities                                                          -31.78%       N/A           -9.39%
New Value                                                                   1.02%        N/A            2.03%
OTC & Emerging Growth                                                      -47.03%       N/A           -22.88%
Research                                                                   -20.69%       N/A           -4.93%
Small Cap Value                                                            15.54%        N/A           14.59%
Utilities Growth and Income                                                -24.11%       N/A           -5.27%
Vista                                                                      -35.07%       N/A           -5.75%
Voyager                                                                    -24.20%       N/A           -4.62%
Voyager II                                                                 -32.41%       N/A           -43.48%

(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement Income Guarantee Rider 1)

                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  4.03%        N/A            7.36%
Capital Appreciation                                                       -15.99%       N/A           -19.49%
Diversified Income                                                          1.06%        N/A           -1.38%
The George Putnam Fund of Boston                                           -1.93%        N/A           -1.22%
Global Asset Allocation                                                    -10.71%       N/A           -4.67%
Global Growth                                                              -31.51%       N/A           -11.07%
Growth and Income                                                          -8.64%        N/A           -4.86%
Growth Opportunities                                                       -33.79%       N/A           -32.12%
Health Sciences                                                            -21.71%       N/A            4.28%
High Yield                                                                  1.19%        N/A           -4.27%
Income                                                                      4.76%        N/A            2.28%
International Growth                                                       -22.55%       N/A           -0.74%
International Growth and Income                                            -22.75%       N/A           -6.65%
International New Opportunities                                            -30.45%       N/A           -10.19%
Investors                                                                  -26.63%       N/A           -12.33%
Money Market                                                                1.36%        N/A            2.05%
New Opportunities                                                          -31.88%       N/A           -9.53%
New Value                                                                   0.87%        N/A            1.88%
OTC & Emerging Growth                                                      -47.11%       N/A           -23.00%
Research                                                                   -20.81%       N/A           -5.08%
Small Cap Value                                                            15.37%        N/A           14.42%
Utilities Growth and Income                                                -24.23%       N/A           -5.41%
Vista                                                                      -35.17%       N/A           -5.89%
Voyager                                                                    -24.31%       N/A           -4.76%
Voyager II                                                                 -32.51%       N/A           -43.57%

(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application
Date) and Retirement Income Guarantee Rider 1)
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  4.03%        N/A            7.36%
Capital Appreciation                                                       -15.99%       N/A           -19.49%
Diversified Income                                                          1.06%        N/A           -1.38%
The George Putnam Fund of Boston                                           -1.93%        N/A           -1.22%
Global Asset Allocation                                                    -10.71%       N/A           -4.67%
Global Growth                                                              -31.51%       N/A           -11.07%
Growth and Income                                                          -8.64%        N/A           -4.86%
Growth Opportunities                                                       -33.79%       N/A           -32.12%
Health Sciences                                                            -21.71%       N/A            4.28%
High Yield                                                                  1.19%        N/A           -4.27%
Income                                                                      4.76%        N/A            2.28%
International Growth                                                       -22.55%       N/A           -0.74%
International Growth and Income                                            -22.75%       N/A           -6.65%
International New Opportunities                                            -30.45%       N/A           -10.19%
Investors                                                                  -26.63%       N/A           -12.33%
Money Market                                                                1.36%        N/A            2.05%
New Opportunities                                                          -31.88%       N/A           -9.53%
New Value                                                                   0.87%        N/A            1.88%
OTC & Emerging Growth                                                      -47.11%       N/A           -23.00%
Research                                                                   -20.81%       N/A           -5.08%
Small Cap Value                                                            15.37%        N/A           14.42%
Utilities Growth and Income                                                -24.23%       N/A           -5.41%
Vista                                                                      -35.17%       N/A           -5.89%
Voyager                                                                    -24.31%       N/A           -4.76%
Voyager II                                                                 -32.51%       N/A           -43.57%

(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit
Option (assuming age of oldest Contract Owner and Annuitant is between
71 and 79 on the Rider Application Date) and Retirement Income                                    10 Year or Since
Guarantee Rider 1)Variable Sub-Account                                     1 Year       5 Year        Inception
American Government Income                                                  3.88%        N/A            7.20%
Capital Appreciation                                                       -16.12%       N/A           -19.61%
Diversified Income                                                          0.91%        N/A           -1.53%
The George Putnam Fund of Boston                                           -2.08%        N/A           -1.37%
Global Asset Allocation                                                    -10.85%       N/A           -4.81%
Global Growth                                                              -31.62%       N/A           -11.20%
Growth and Income                                                          -8.77%        N/A           -5.00%
Growth Opportunities                                                       -33.89%       N/A           -32.23%
Health Sciences                                                            -21.83%       N/A            4.12%
High Yield                                                                  1.04%        N/A           -4.41%
Income                                                                      4.60%        N/A            2.13%
International Growth                                                       -22.67%       N/A           -0.89%
International Growth and Income                                            -22.86%       N/A           -6.79%
International New Opportunities                                            -30.55%       N/A           -10.32%
Investors                                                                  -26.74%       N/A           -12.46%
Money Market                                                                1.21%        N/A            1.90%
New Opportunities                                                          -31.98%       N/A           -9.67%
New Value                                                                   0.72%        N/A            1.73%
OTC & Emerging Growth                                                      -47.19%       N/A           -23.11%
Research                                                                   -20.93%       N/A           -5.22%
Small Cap Value                                                            15.19%        N/A           14.25%
Utilities Growth and Income                                                -24.34%       N/A           -5.56%
Vista                                                                      -35.27%       N/A           -6.03%
Voyager                                                                    -24.43%       N/A           -4.91%
Voyager II                                                                 -32.61%       N/A           -43.65%

(With Retirement Income Guarantee Rider 2)
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  4.41%        N/A            7.75%
Capital Appreciation                                                       -15.72%       N/A           -19.36%
Diversified Income                                                          1.42%        N/A           -1.06%
The George Putnam Fund of Boston                                           -1.59%        N/A           -0.91%
Global Asset Allocation                                                    -10.41%       N/A           -4.36%
Global Growth                                                              -31.33%       N/A           -10.77%
Growth and Income                                                          -8.33%        N/A           -4.57%
Growth Opportunities                                                       -33.62%       N/A           -31.99%
Health Sciences                                                            -21.48%       N/A            4.66%
High Yield                                                                  1.56%        N/A           -3.97%
Income                                                                      5.15%        N/A            2.62%
International Growth                                                       -22.32%       N/A           -0.38%
International Growth and Income                                            -22.51%       N/A           -6.35%
International New Opportunities                                            -30.26%       N/A           -9.88%
Investors                                                                  -26.42%       N/A           -12.06%
Money Market                                                                1.72%        N/A            2.40%
New Opportunities                                                          -31.70%       N/A           -9.22%
New Value                                                                   1.23%        N/A            2.21%
OTC & Emerging Growth                                                      -47.01%       N/A           -22.77%
Research                                                                   -20.57%       N/A           -4.84%
Small Cap Value                                                            15.81%        N/A           14.84%
Utilities Growth and Income                                                -24.00%       N/A           -5.11%
Vista                                                                      -35.01%       N/A           -5.56%
Voyager                                                                    -24.09%       N/A           -4.43%
Voyager II                                                                 -32.33%       N/A           -43.56%

(With  the MAV  Death  Benefit  Option or the  Enhanced  Beneficiary  Protection
(Annual Increase) Option and Retirement Income Guarantee Rider 2)

                                                                                                 10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  4.25%        N/A            7.59%
Capital Appreciation                                                       -15.85%       N/A           -19.48%
Diversified Income                                                          1.27%        N/A           -1.21%
The George Putnam Fund of Boston                                           -1.74%        N/A           -1.06%
Global Asset Allocation                                                    -10.55%       N/A           -4.51%
Global Growth                                                              -31.43%       N/A           -10.91%
Growth and Income                                                          -8.47%        N/A           -4.71%
Growth Opportunities                                                       -33.72%       N/A           -32.10%
Health Sciences                                                            -21.60%       N/A            4.50%
High Yield                                                                  1.40%        N/A           -4.12%
Income                                                                      4.99%        N/A            2.46%
International Growth                                                       -22.44%       N/A           -0.53%
International Growth and Income                                            -22.63%       N/A           -6.49%
International New Opportunities                                            -30.37%       N/A           -10.01%
Investors                                                                  -26.53%       N/A           -12.19%
Money Market                                                                1.57%        N/A            2.24%
New Opportunities                                                          -31.80%       N/A           -9.36%
New Value                                                                   1.08%        N/A            2.06%
OTC & Emerging Growth                                                      -47.09%       N/A           -22.89%
Research                                                                   -20.69%       N/A           -4.98%
Small Cap Value                                                            15.63%        N/A           14.67%
Utilities Growth and Income                                                -24.12%       N/A           -5.25%
Vista                                                                      -35.11%       N/A           -5.70%
Voyager                                                                    -24.21%       N/A           -4.57%
Voyager II                                                                 -32.43%       N/A           -43.65%

(With the Earnings  Protection  Death  Benefit  Option  (assuming  age of oldest
Contract Owner and Annuitant is 70 or younger on the Rider Application Date) and Retirement Income Guarantee Rider 2)

                                                                                                 10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  4.15%        N/A            7.48%
Capital Appreciation                                                       -15.94%       N/A           -19.56%
Diversified Income                                                          1.17%        N/A           -1.31%
The George Putnam Fund of Boston                                           -1.84%        N/A           -1.15%
Global Asset Allocation                                                    -10.64%       N/A           -4.60%
Global Growth                                                              -31.50%       N/A           -11.00%
Growth and Income                                                          -8.56%        N/A           -4.81%
Growth Opportunities                                                       -33.79%       N/A           -32.17%
Health Sciences                                                            -21.68%       N/A            4.40%
High Yield                                                                  1.30%        N/A           -4.22%
Income                                                                      4.88%        N/A            2.36%
International Growth                                                       -22.52%       N/A           -0.63%
International Growth and Income                                            -22.71%       N/A           -6.58%
International New Opportunities                                            -30.44%       N/A           -10.10%
Investors                                                                  -26.61%       N/A           -12.28%
Money Market                                                                1.47%        N/A            2.14%
New Opportunities                                                          -31.87%       N/A           -9.45%
New Value                                                                   0.97%        N/A            1.95%
OTC & Emerging Growth                                                      -47.15%       N/A           -22.97%
Research                                                                   -20.77%       N/A           -5.08%
Small Cap Value                                                            15.52%        N/A           14.55%
Utilities Growth and Income                                                -24.20%       N/A           -5.34%
Vista                                                                      -35.17%       N/A           -5.79%
Voyager                                                                    -24.28%       N/A           -4.67%
Voyager II                                                                 -32.50%       N/A           -43.70%

(With the MAV Death  Benefit  Option  and the  Enhanced  Beneficiary  Protection
(Annual Increase) Option and Retirement Income Guarantee Rider 2)

                                                                                                10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  4.10%        N/A            7.43%
Capital Appreciation                                                       -15.98%       N/A           -19.60%
Diversified Income                                                          1.11%        N/A           -1.36%
The George Putnam Fund of Boston                                           -1.89%        N/A           -1.20%
Global Asset Allocation                                                    -10.69%       N/A           -4.65%
Global Growth                                                              -31.54%       N/A           -11.04%
Growth and Income                                                          -8.61%        N/A           -4.85%
Growth Opportunities                                                       -33.82%       N/A           -32.20%
Health Sciences                                                            -21.71%       N/A            4.34%
High Yield                                                                  1.25%        N/A           -4.26%
Income                                                                      4.83%        N/A            2.31%
International Growth                                                       -22.56%       N/A           -0.68%
International Growth and Income                                            -22.75%       N/A           -6.63%
International New Opportunities                                            -30.47%       N/A           -10.15%
Investors                                                                  -26.64%       N/A           -12.32%
Money Market                                                                1.42%        N/A            2.09%
New Opportunities                                                          -31.91%       N/A           -9.49%
New Value                                                                   0.92%        N/A            1.90%
OTC & Emerging Growth                                                      -47.17%       N/A           -23.01%
Research                                                                   -20.81%       N/A           -5.12%
Small Cap Value                                                            15.46%        N/A           14.50%
Utilities Growth and Income                                                -24.23%       N/A           -5.39%
Vista                                                                      -35.21%       N/A           -5.84%
Voyager                                                                    -24.32%       N/A           -4.72%
Voyager II                                                                 -32.54%       N/A           -43.73%

(With the Earnings  Protection  Death  Benefit  Option  (assuming  age of oldest
Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement Income Guarantee Rider 2)

                                                                                              10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  3.99%        N/A            7.32%
Capital Appreciation                                                       -16.06%       N/A           -19.68%
Diversified Income                                                          1.01%        N/A           -1.46%
The George Putnam Fund of Boston                                           -1.99%        N/A           -1.30%
Global Asset Allocation                                                    -10.78%       N/A           -4.75%
Global Growth                                                              -31.61%       N/A           -11.13%
Growth and Income                                                          -8.70%        N/A           -4.95%
Growth Opportunities                                                       -33.89%       N/A           -32.27%
Health Sciences                                                            -21.79%       N/A            4.24%
High Yield                                                                  1.15%        N/A           -4.36%
Income                                                                      4.72%        N/A            2.21%
International Growth                                                       -22.64%       N/A           -0.78%
International Growth and Income                                            -22.83%       N/A           -6.72%
International New Opportunities                                            -30.54%       N/A           -10.24%
Investors                                                                  -26.72%       N/A           -12.41%
Money Market                                                                1.31%        N/A            1.98%
New Opportunities                                                          -31.98%       N/A           -9.59%
New Value                                                                   0.82%        N/A            1.80%
OTC & Emerging Growth                                                      -47.23%       N/A           -23.09%
Research                                                                   -20.89%       N/A           -5.22%
Small Cap Value                                                            15.34%        N/A           14.38%
Utilities Growth and Income                                                -24.31%       N/A           -5.49%
Vista                                                                      -35.27%       N/A           -5.94%
Voyager                                                                    -24.40%       N/A           -4.81%
Voyager II                                                                 -32.61%       N/A           -43.79%

(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is 70 or younger on the
Rider Application Date) and Retirement Income Guarantee Rider 2)
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  3.99%        N/A            7.32%
Capital Appreciation                                                       -16.06%       N/A           -19.68%
Diversified Income                                                          1.01%        N/A           -1.46%
The George Putnam Fund of Boston                                           -1.99%        N/A           -1.30%
Global Asset Allocation                                                    -10.78%       N/A           -4.75%
Global Growth                                                              -31.61%       N/A           -11.13%
Growth and Income                                                          -8.70%        N/A           -4.95%
Growth Opportunities                                                       -33.89%       N/A           -32.27%
Health Sciences                                                            -21.79%       N/A            4.24%
High Yield                                                                  1.15%        N/A           -4.36%
Income                                                                      4.72%        N/A            2.21%
International Growth                                                       -22.64%       N/A           -0.78%
International Growth and Income                                            -22.83%       N/A           -6.72%
International New Opportunities                                            -30.54%       N/A           -10.24%
Investors                                                                  -26.72%       N/A           -12.41%
Money Market                                                                1.31%        N/A            1.98%
New Opportunities                                                          -31.98%       N/A           -9.59%
New Value                                                                   0.82%        N/A            1.80%
OTC & Emerging Growth                                                      -47.23%       N/A           -23.09%
Research                                                                   -20.89%       N/A           -5.22%
Small Cap Value                                                            15.34%        N/A           14.38%
Utilities Growth and Income                                                -24.31%       N/A           -5.49%
Vista                                                                      -35.27%       N/A           -5.94%
Voyager                                                                    -24.40%       N/A           -4.81%
Voyager II                                                                 -32.61%       N/A           -43.79%

(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the
Rider Application Date) and Retirement Income Guarantee Rider 2)
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  3.83%        N/A            7.16%
Capital Appreciation                                                       -16.19%       N/A           -19.81%
Diversified Income                                                          0.86%        N/A           -1.61%
The George Putnam Fund of Boston                                           -2.13%        N/A           -1.45%
Global Asset Allocation                                                    -10.91%       N/A           -4.89%
Global Growth                                                              -31.71%       N/A           -11.27%
Growth and Income                                                          -8.84%        N/A           -5.09%
Growth Opportunities                                                       -33.99%       N/A           -32.37%
Health Sciences                                                            -21.91%       N/A            4.08%
High Yield                                                                  0.99%        N/A           -4.50%
Income                                                                      4.56%        N/A            2.05%
International Growth                                                       -22.75%       N/A           -0.93%
International Growth and Income                                            -22.95%       N/A           -6.86%
International New Opportunities                                            -30.65%       N/A           -10.38%
Investors                                                                  -26.83%       N/A           -12.54%
Money Market                                                                1.16%        N/A            1.83%
New Opportunities                                                          -32.08%       N/A           -9.72%
New Value                                                                   0.67%        N/A            1.65%
OTC & Emerging Growth                                                      -47.31%       N/A           -23.20%
Research                                                                   -21.01%       N/A           -5.36%
Small Cap Value                                                            15.17%        N/A           14.21%
Utilities Growth and Income                                                -24.43%       N/A           -5.63%
Vista                                                                      -35.37%       N/A           -6.08%
Voyager                                                                    -24.51%       N/A           -4.96%
Voyager II                                                                 -32.71%       N/A           -43.88%


(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application
Date) and Retirement Income Guarantee Rider 2)
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  3.83%        N/A            7.16%
Capital Appreciation                                                       -16.19%       N/A           -19.81%
Diversified Income                                                          0.86%        N/A           -1.61%
The George Putnam Fund of Boston                                           -2.13%        N/A           -1.45%
Global Asset Allocation                                                    -10.91%       N/A           -4.89%
Global Growth                                                              -31.71%       N/A           -11.27%
Growth and Income                                                          -8.84%        N/A           -5.09%
Growth Opportunities                                                       -33.99%       N/A           -32.37%
Health Sciences                                                            -21.91%       N/A            4.08%
High Yield                                                                  0.99%        N/A           -4.50%
Income                                                                      4.56%        N/A            2.05%
International Growth                                                       -22.75%       N/A           -0.93%
International Growth and Income                                            -22.95%       N/A           -6.86%
International New Opportunities                                            -30.65%       N/A           -10.38%
Investors                                                                  -26.83%       N/A           -12.54%
Money Market                                                                1.16%        N/A            1.83%
New Opportunities                                                          -32.08%       N/A           -9.72%
New Value                                                                   0.67%        N/A            1.65%
OTC & Emerging Growth                                                      -47.31%       N/A           -23.20%
Research                                                                   -21.01%       N/A           -5.36%
Small Cap Value                                                            15.17%        N/A           14.21%
Utilities Growth and Income                                                -24.43%       N/A           -5.63%
Vista                                                                      -35.37%       N/A           -6.08%
Voyager                                                                    -24.51%       N/A           -4.96%
Voyager II                                                                 -32.71%       N/A           -43.88%

(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider
Application Date) and Retirement Income Guarantee Rider 2)

                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  3.68%        N/A            7.00%
Capital Appreciation                                                       -16.32%       N/A           -19.93%
Diversified Income                                                          0.71%        N/A           -1.76%
The George Putnam Fund of Boston                                           -2.28%        N/A           -1.60%
Global Asset Allocation                                                    -11.05%       N/A           -5.04%
Global Growth                                                              -31.82%       N/A           -11.40%
Growth and Income                                                          -8.97%        N/A           -5.24%
Growth Opportunities                                                       -34.09%       N/A           -32.48%
Health Sciences                                                            -22.03%       N/A            3.92%
High Yield                                                                  0.84%        N/A           -4.65%
Income                                                                      4.40%        N/A            1.90%
International Growth                                                       -22.87%       N/A           -1.07%
International Growth and Income                                            -23.06%       N/A           -7.01%
International New Opportunities                                            -30.75%       N/A           -10.51%
Investors                                                                  -26.94%       N/A           -12.68%
Money Market                                                                1.01%        N/A            1.68%
New Opportunities                                                          -32.18%       N/A           -9.86%
New Value                                                                   0.52%        N/A            1.49%
OTC & Emerging Growth                                                      -47.39%       N/A           -23.32%
Research                                                                   -21.13%       N/A           -5.51%
Small Cap Value                                                            14.99%        N/A           14.04%
Utilities Growth and Income                                                -24.54%       N/A           -5.77%
Vista                                                                      -35.47%       N/A           -6.22%
Voyager                                                                    -24.63%       N/A           -5.10%
Voyager II                                                                 -32.81%       N/A           -43.96%


Adjusted Historical Total Returns


Set out below are the adjusted historical total returns for each Variable
Sub-Account since the Fund's inception through December 31, 2001. Adjusted historical total returns are computed in the same manner as standardized total returns, except that the performance figures shown are based on the Funds' historical performance since the inception of the Funds rather than the inception of the Variable Sub-Accounts. The adjusted historical total returns shown below include the 4% credit enhancement available under the Putnam
Allstate Advisor Plus Contract as well as the applicable contract maintenance charge and withdrawal charge under the Contract.

Each of the Funds (Class IB shares) corresponding to the Variable Sub-Accounts commenced operations on April 30, 1998, except for the Putnam VT Diversified
Income, Growth and Income, and International Growth Funds, which commenced operations on April 6, 1998, the Putnam VT Research Fund, which commenced operations September 30, 1998, the Putnam VT Small Cap Value Fund, which commenced operations April 30, 1999, the Putnam VT American Government Fund and
Putnam VT Growth Opportunities Fund, which commenced operations on January 31,
2000, the Putnam VT Technology Fund, which commenced operations on June 14,
2000, and the Putnam VT Capital Appreciation and Putnam VT Voyager II Funds, which commenced operations on September 1, 2000. For periods prior to the inception dates of the Funds (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares). The inception dates for the Funds (Class IA shares) are shown as follows:



Variable Sub-Account                             Inception Date of Corresponding Fund
American Government Income                                     01/31/00
Capital Appreciation                                           09/28/00
Diversified Income                                             09/15/93
The George Putnam Fund of Boston                               04/30/98
Global Asset Allocation                                        02/01/88
Global Growth                                                  05/01/90
Growth and Income                                              02/01/88
Growth Opportunities                                           01/31/00
Health Sciences                                                04/30/98
High Yield                                                     02/01/88
Income                                                         02/01/88
International Growth                                           01/02/97
International Growth and Income                                01/02/97
International New Opportunities                                01/02/97
Investors                                                      04/30/98
Money Market                                                   02/01/88
New Opportunities                                              05/02/94
New Value                                                      01/02/97
OTC & Emerging Growth                                          04/30/98
Research                                                       09/29/98
Small Cap Value                                                04/30/99
Utilities Growth and Income                                    05/01/92
Vista                                                          01/02/97
Voyager                                                        02/01/88
Voyager II                                                     09/29/00

(Without any optional benefits)
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year       Inception*
American Government Income                                                  1.76%        N/A            4.28%
Capital Appreciation                                                       -19.18%       N/A           -24.74%
Diversified Income                                                         -1.35%       0.31%           2.45%
The George Putnam Fund of Boston                                           -4.48%        N/A            0.17%
Global Asset Allocation                                                    -13.65%      4.01%           7.34%
Global Growth                                                              -35.41%      2.02%           6.44%
Growth and Income                                                          -11.48%      6.30%          10.43%
Growth Opportunities                                                       -37.79%       N/A           -34.84%
Health Sciences                                                            -25.16%       N/A            1.04%
High Yield                                                                 -1.21%       -0.29%          5.92%
Income                                                                      2.53%       4.15%           5.20%
International Growth                                                       -26.04%       N/A            6.96%
International Growth and Income                                            -26.24%       N/A            3.09%
International New Opportunities                                            -34.29%       N/A           -2.40%
Investors                                                                  -30.30%       N/A           -5.61%
Money Market                                                               -1.03%       3.05%           3.07%
New Opportunities                                                          -35.79%      4.25%           9.48%
New Value                                                                  -1.55%        N/A            6.96%
OTC & Emerging Growth                                                      -51.71%       N/A           -16.90%
Research                                                                   -24.22%       N/A            2.50%
Small Cap Value                                                            13.62%        N/A           13.08%
Utilities Growth and Income                                                -27.79%      4.03%           6.97%
Vista                                                                      -39.23%       N/A            4.79%
Voyager                                                                    -27.88%      8.34%          11.48%
Voyager II                                                                 -36.45%       N/A           -49.50%

* The inception dates for the Funds appear under the heading "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds
     (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).

(With  the MAV  Death  Benefit  Option or the  Enhanced  Beneficiary  Protection
(Annual Increase) Option)

                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year       Inception*
American Government Income                                                  1.60%        N/A            4.12%
Capital Appreciation                                                       -19.31%       N/A           -24.87%
Diversified Income                                                         -1.51%       0.15%           2.29%
The George Putnam Fund of Boston                                           -4.63%        N/A            0.01%
Global Asset Allocation                                                    -13.80%      3.84%           7.18%
Global Growth                                                              -35.52%      1.86%           6.28%
Growth and Income                                                          -11.63%      6.13%          10.26%
Growth Opportunities                                                       -37.90%       N/A           -34.96%
Health Sciences                                                            -25.28%       N/A            0.88%
High Yield                                                                 -1.37%       -0.45%          5.77%
Income                                                                      2.36%       3.98%           5.04%
International Growth                                                       -26.16%       N/A            6.79%
International Growth and Income                                            -26.36%       N/A            2.92%
International New Opportunities                                            -34.40%       N/A           -2.56%
Investors                                                                  -30.42%       N/A           -5.77%
Money Market                                                               -1.19%       2.88%           2.92%
New Opportunities                                                          -35.90%      4.08%           9.31%
New Value                                                                  -1.70%        N/A            6.79%
OTC & Emerging Growth                                                      -51.80%       N/A           -17.04%
Research                                                                   -24.34%       N/A            2.33%
Small Cap Value                                                            13.44%        N/A           12.90%
Utilities Growth and Income                                                -27.91%      3.87%           6.81%
Vista                                                                      -39.34%       N/A            4.63%
Voyager                                                                    -28.00%      8.17%          11.31%
Voyager II                                                                 -36.56%       N/A           -49.59%

* The inception dates for the Funds appear under the heading "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds
     (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).

(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is 70 or younger on the Rider Application Date))
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year       Inception*
American Government Income                                                  1.49%        N/A            4.01%
Capital Appreciation                                                       -19.40%       N/A           -24.95%
Diversified Income                                                         -1.61%       0.04%           2.19%
The George Putnam Fund of Boston                                           -4.73%        N/A           -0.10%
Global Asset Allocation                                                    -13.89%      3.74%           7.07%
Global Growth                                                              -35.59%      1.75%           6.18%
Growth and Income                                                          -11.72%      6.02%          10.15%
Growth Opportunities                                                       -37.97%       N/A           -35.03%
Health Sciences                                                            -25.37%       N/A            0.77%
High Yield                                                                 -1.47%       -0.55%          5.66%
Income                                                                      2.25%       3.88%           4.94%
International Growth                                                       -26.24%       N/A            6.68%
International Growth and Income                                            -26.44%       N/A            2.82%
International New Opportunities                                            -34.48%       N/A           -2.66%
Investors                                                                  -30.50%       N/A           -5.87%
Money Market                                                               -1.30%       2.78%           2.81%
New Opportunities                                                          -35.97%      3.97%           9.20%
New Value                                                                  -1.81%        N/A            6.68%
OTC & Emerging Growth                                                      -51.85%       N/A           -17.13%
Research                                                                   -24.43%       N/A            2.22%
Small Cap Value                                                            13.32%        N/A           12.79%
Utilities Growth and Income                                                -27.99%      3.76%           6.71%
Vista                                                                      -39.40%       N/A            4.52%
Voyager                                                                    -28.08%      8.06%          11.20%
Voyager II                                                                 -36.63%       N/A           -49.65%

* The inception dates for the Funds appear under the heading "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds
     (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).

(With the MAV Death  Benefit  Option  and the  Enhanced  Beneficiary  Protection
(Annual Increase) Option)

                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year       Inception*
American Government Income                                                  1.44%        N/A            3.95%
Capital Appreciation                                                       -19.44%       N/A           -24.99%
Diversified Income                                                         -1.66%       -0.01%          2.14%
The George Putnam Fund of Boston                                           -4.79%        N/A           -0.15%
Global Asset Allocation                                                    -13.94%      3.68%           7.02%
Global Growth                                                              -35.62%      1.70%           6.12%
Growth and Income                                                          -11.77%      5.97%          10.09%
Growth Opportunities                                                       -38.00%       N/A           -35.07%
Health Sciences                                                            -25.41%       N/A            0.72%
High Yield                                                                 -1.52%       -0.61%          5.61%
Income                                                                      2.20%       3.82%           4.89%
International Growth                                                       -26.28%       N/A            6.62%
International Growth and Income                                            -26.48%       N/A            2.76%
International New Opportunities                                            -34.51%       N/A           -2.71%
Investors                                                                  -30.53%       N/A           -5.92%
Money Market                                                               -1.35%       2.72%           2.76%
New Opportunities                                                          -36.01%      3.92%           9.15%
New Value                                                                  -1.86%        N/A            6.63%
OTC & Emerging Growth                                                      -51.88%       N/A           -17.18%
Research                                                                   -24.47%       N/A            2.17%
Small Cap Value                                                            13.25%        N/A           12.73%
Utilities Growth and Income                                                -28.03%      3.70%           6.65%
Vista                                                                      -39.44%       N/A            4.46%
Voyager                                                                    -28.12%      8.00%          11.14%
Voyager II                                                                 -36.66%       N/A           -49.68%

* The inception dates for the Funds appear under the heading "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds
     (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).


(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is between 71 and 79 on the Rider Application
Date))
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year       Inception*
American Government Income                                                  1.33%        N/A            3.84%
Capital Appreciation                                                       -19.53%       N/A           -25.08%
Diversified Income                                                         -1.77%       -0.11%          2.04%
The George Putnam Fund of Boston                                           -4.89%        N/A           -0.26%
Global Asset Allocation                                                    -14.03%      3.57%           6.91%
Global Growth                                                              -35.70%      1.59%           6.02%
Growth and Income                                                          -11.87%      5.86%           9.98%
Growth Opportunities                                                       -38.07%       N/A           -35.15%
Health Sciences                                                            -25.49%       N/A            0.61%
High Yield                                                                 -1.63%       -0.71%          5.50%
Income                                                                      2.09%       3.71%           4.78%
International Growth                                                       -26.37%       N/A            6.51%
International Growth and Income                                            -26.56%       N/A            2.65%
International New Opportunities                                            -34.59%       N/A           -2.82%
Investors                                                                  -30.61%       N/A           -6.02%
Money Market                                                               -1.46%       2.62%           2.66%
New Opportunities                                                          -36.08%      3.81%           9.04%
New Value                                                                  -1.97%        N/A            6.52%
OTC & Emerging Growth                                                      -51.94%       N/A           -17.27%
Research                                                                   -24.55%       N/A            2.06%
Small Cap Value                                                            13.13%        N/A           12.61%
Utilities Growth and Income                                                -28.11%      3.60%           6.55%
Vista                                                                      -39.51%       N/A            4.35%
Voyager                                                                    -28.20%      7.89%          11.03%
Voyager II                                                                 -36.73%       N/A           -49.74%

* The inception dates for the Funds appear under the heading "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds
     (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).

(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is 70 or younger on the
Rider Application Date))
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year       Inception*
American Government Income                                                  1.33%        N/A            3.84%
Capital Appreciation                                                       -19.53%       N/A           -25.08%
Diversified Income                                                         -1.77%       -0.11%          2.04%
The George Putnam Fund of Boston                                           -4.89%        N/A           -0.26%
Global Asset Allocation                                                    -14.03%      3.57%           6.91%
Global Growth                                                              -35.70%      1.59%           6.02%
Growth and Income                                                          -11.87%      5.86%           9.98%
Growth Opportunities                                                       -38.07%       N/A           -35.15%
Health Sciences                                                            -25.49%       N/A            0.61%
High Yield                                                                 -1.63%       -0.71%          5.50%
Income                                                                      2.09%       3.71%           4.78%
International Growth                                                       -26.37%       N/A            6.51%
International Growth and Income                                            -26.56%       N/A            2.65%
International New Opportunities                                            -34.59%       N/A           -2.82%
Investors                                                                  -30.61%       N/A           -6.02%
Money Market                                                               -1.46%       2.62%           2.66%
New Opportunities                                                          -36.08%      3.81%           9.04%
New Value                                                                  -1.97%        N/A            6.52%
OTC & Emerging Growth                                                      -51.94%       N/A           -17.27%
Research                                                                   -24.55%       N/A            2.06%
Small Cap Value                                                            13.13%        N/A           12.61%
Utilities Growth and Income                                                -28.11%      3.60%           6.55%
Vista                                                                      -39.51%       N/A            4.35%
Voyager                                                                    -28.20%      7.89%          11.03%
Voyager II                                                                 -36.73%       N/A           -49.74%

* The inception dates for the Funds appear under the heading "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds
     (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).


(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the
Rider Application Date))
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year       Inception*
American Government Income                                                  1.16%        N/A            3.67%
Capital Appreciation                                                       -19.66%       N/A           -25.20%
Diversified Income                                                         -1.93%       -0.27%          1.88%
The George Putnam Fund of Boston                                           -5.04%        N/A           -0.42%
Global Asset Allocation                                                    -14.17%      3.41%           6.75%
Global Growth                                                              -35.80%      1.43%           5.86%
Growth and Income                                                          -12.01%      5.69%           9.82%
Growth Opportunities                                                       -38.18%       N/A           -35.26%
Health Sciences                                                            -25.61%       N/A            0.45%
High Yield                                                                 -1.79%       -0.87%          5.34%
Income                                                                      1.92%       3.55%           4.62%
International Growth                                                       -26.49%       N/A            6.35%
International Growth and Income                                            -26.69%       N/A            2.49%
International New Opportunities                                            -34.70%       N/A           -2.97%
Investors                                                                  -30.73%       N/A           -6.17%
Money Market                                                               -1.62%       2.46%           2.51%
New Opportunities                                                          -36.19%      3.65%           8.87%
New Value                                                                  -2.13%        N/A            6.35%
OTC & Emerging Growth                                                      -52.02%       N/A           -17.41%
Research                                                                   -24.68%       N/A            1.90%
Small Cap Value                                                            12.95%        N/A           12.43%
Utilities Growth and Income                                                -28.23%      3.44%           6.39%
Vista                                                                      -39.61%       N/A            4.19%
Voyager                                                                    -28.32%      7.72%          10.86%
Voyager II                                                                 -36.84%       N/A           -49.83%

* The inception dates for the Funds appear under the heading "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds
     (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).


(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application
Date))
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year       Inception*
American Government Income                                                  1.16%        N/A            3.67%
Capital Appreciation                                                       -19.66%       N/A           -25.20%
Diversified Income                                                         -1.93%       -0.27%          1.88%
The George Putnam Fund of Boston                                           -5.04%        N/A           -0.42%
Global Asset Allocation                                                    -14.17%      3.41%           6.75%
Global Growth                                                              -35.80%      1.43%           5.86%
Growth and Income                                                          -12.01%      5.69%           9.82%
Growth Opportunities                                                       -38.18%       N/A           -35.26%
Health Sciences                                                            -25.61%       N/A            0.45%
High Yield                                                                 -1.79%       -0.87%          5.34%
Income                                                                      1.92%       3.55%           4.62%
International Growth                                                       -26.49%       N/A            6.35%
International Growth and Income                                            -26.69%       N/A            2.49%
International New Opportunities                                            -34.70%       N/A           -2.97%
Investors                                                                  -30.73%       N/A           -6.17%
Money Market                                                               -1.62%       2.46%           2.51%
New Opportunities                                                          -36.19%      3.65%           8.87%
New Value                                                                  -2.13%        N/A            6.35%
OTC & Emerging Growth                                                      -52.02%       N/A           -17.41%
Research                                                                   -24.68%       N/A            1.90%
Small Cap Value                                                            12.95%        N/A           12.43%
Utilities Growth and Income                                                -28.23%      3.44%           6.39%
Vista                                                                      -39.61%       N/A            4.19%
Voyager                                                                    -28.32%      7.72%          10.86%
Voyager II                                                                 -36.84%       N/A           -49.83%

* The inception dates for the Funds appear under the heading "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds
     (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).

(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider
Application Date))
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year       Inception*
American Government Income                                                  1.00%        N/A            3.51%
Capital Appreciation                                                       -19.80%       N/A           -25.32%
Diversified Income                                                         -2.09%       -0.43%          1.73%
The George Putnam Fund of Boston                                           -5.20%        N/A           -0.58%
Global Asset Allocation                                                    -14.31%      3.25%           6.59%
Global Growth                                                              -35.91%      1.27%           5.70%
Growth and Income                                                          -12.16%      5.53%           9.65%
Growth Opportunities                                                       -38.28%       N/A           -35.38%
Health Sciences                                                            -25.74%       N/A            0.29%
High Yield                                                                 -1.95%       -1.02%          5.18%
Income                                                                      1.76%       3.39%           4.47%
International Growth                                                       -26.61%       N/A            6.18%
International Growth and Income                                            -26.81%       N/A            2.33%
International New Opportunities                                            -34.81%       N/A           -3.13%
Investors                                                                  -30.84%       N/A           -6.33%
Money Market                                                               -1.78%       2.30%           2.35%
New Opportunities                                                          -36.29%      3.49%           8.71%
New Value                                                                  -2.29%        N/A            6.19%
OTC & Emerging Growth                                                      -52.11%       N/A           -17.55%
Research                                                                   -24.80%       N/A            1.74%
Small Cap Value                                                            12.77%        N/A           12.25%
Utilities Growth and Income                                                -28.35%      3.27%           6.23%
Vista                                                                      -39.71%       N/A            4.03%
Voyager                                                                    -28.44%      7.55%          10.70%
Voyager II                                                                 -36.95%       N/A           -49.92%

* The inception dates for the Funds appear under the heading "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds
     (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).

(With Retirement Income Guarantee Rider 1)
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year       Inception*
American Government Income                                                  1.51%        N/A            4.03%
Capital Appreciation                                                       -19.43%       N/A           -25.14%
Diversified Income                                                         -1.60%       0.06%           2.20%
The George Putnam Fund of Boston                                           -4.73%        N/A           -0.11%
Global Asset Allocation                                                    -13.90%      3.80%           7.17%
Global Growth                                                              -35.66%      1.83%           6.28%
Growth and Income                                                          -11.73%      6.10%          10.27%
Growth Opportunities                                                       -38.04%       N/A           -35.17%
Health Sciences                                                            -25.41%       N/A            0.78%
High Yield                                                                 -1.46%       -0.54%          5.76%
Income                                                                      2.28%       3.92%           5.01%
International Growth                                                       -26.29%       N/A            6.77%
International Growth and Income                                            -26.49%       N/A            2.88%
International New Opportunities                                            -34.54%       N/A           -2.62%
Investors                                                                  -30.55%       N/A           -5.86%
Money Market                                                               -1.28%       2.81%           2.85%
New Opportunities                                                          -36.04%      4.07%           9.33%
New Value                                                                  -1.80%        N/A            6.74%
OTC & Emerging Growth                                                      -51.96%       N/A           -17.16%
Research                                                                   -24.47%       N/A            2.24%
Small Cap Value                                                            13.37%        N/A           12.81%
Utilities Growth and Income                                                -28.04%      3.84%           6.79%
Vista                                                                      -39.48%       N/A            4.61%
Voyager                                                                    -28.13%      8.17%          11.33%
Voyager II                                                                 -36.70%       N/A           -49.90%

* The inception dates for the Funds appear under the heading "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds
     (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).

(With  the MAV  Death  Benefit  Option or the  Enhanced  Beneficiary  Protection
(Annual Increase) Option and Retirement Income Guarantee Rider 1)

                                                                                                 10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year       Inception*
American Government Income                                                  1.35%        N/A            3.86%
Capital Appreciation                                                       -19.56%       N/A           -25.26%
Diversified Income                                                         -1.76%       -0.10%          2.05%
The George Putnam Fund of Boston                                           -4.88%        N/A           -0.27%
Global Asset Allocation                                                    -14.05%      3.64%           7.01%
Global Growth                                                              -35.77%      1.67%           6.12%
Growth and Income                                                          -11.88%      5.94%          10.11%
Growth Opportunities                                                       -38.15%       N/A           -35.28%
Health Sciences                                                            -25.53%       N/A            0.62%
High Yield                                                                 -1.62%       -0.69%          5.60%
Income                                                                      2.11%       3.75%           4.85%
International Growth                                                       -26.41%       N/A            6.60%
International Growth and Income                                            -26.61%       N/A            2.72%
International New Opportunities                                            -34.65%       N/A           -2.78%
Investors                                                                  -30.67%       N/A           -6.01%
Money Market                                                               -1.44%       2.65%           2.70%
New Opportunities                                                          -36.15%      3.91%           9.16%
New Value                                                                  -1.95%        N/A            6.58%
OTC & Emerging Growth                                                      -52.05%       N/A           -17.31%
Research                                                                   -24.59%       N/A            2.08%
Small Cap Value                                                            13.19%        N/A           12.63%
Utilities Growth and Income                                                -28.16%      3.67%           6.63%
Vista                                                                      -39.59%       N/A            4.45%
Voyager                                                                    -28.25%      8.00%          11.17%
Voyager II                                                                 -36.81%       N/A           -49.99%

* The inception dates for the Funds appear under the heading "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds
     (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).

(With the Earnings  Protection  Death  Benefit  Option  (assuming  age of oldest
Contract Owner and Annuitant is 70 or younger on the Rider Application Date) and Retirement Income Guarantee Rider 1)

                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year       Inception*
American Government Income                                                  1.24%        N/A            3.75%
Capital Appreciation                                                       -19.65%       N/A           -25.35%
Diversified Income                                                         -1.86%       -0.21%          1.94%
The George Putnam Fund of Boston                                           -4.98%        N/A           -0.38%
Global Asset Allocation                                                    -14.14%      3.53%           6.90%
Global Growth                                                              -35.84%      1.57%           6.02%
Growth and Income                                                          -11.97%      5.82%          10.00%
Growth Opportunities                                                       -38.22%       N/A           -35.36%
Health Sciences                                                            -25.62%       N/A            0.51%
High Yield                                                                 -1.72%       -0.80%          5.49%
Income                                                                      2.00%       3.64%           4.74%
International Growth                                                       -26.49%       N/A            6.49%
International Growth and Income                                            -26.69%       N/A            2.61%
International New Opportunities                                            -34.73%       N/A           -2.88%
Investors                                                                  -30.75%       N/A           -6.12%
Money Market                                                               -1.55%       2.54%           2.59%
New Opportunities                                                          -36.22%      3.80%           9.05%
New Value                                                                  -2.06%        N/A            6.46%
OTC & Emerging Growth                                                      -52.10%       N/A           -17.40%
Research                                                                   -24.68%       N/A            1.97%
Small Cap Value                                                            13.07%        N/A           12.51%
Utilities Growth and Income                                                -28.24%      3.57%           6.53%
Vista                                                                      -39.65%       N/A            4.34%
Voyager                                                                    -28.33%      7.89%          11.06%
Voyager II                                                                 -36.88%       N/A           -50.05%

* The inception dates for the Funds appear under the heading "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds
     (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).

(With the MAV Death  Benefit  Option  and the  Enhanced  Beneficiary  Protection
(Annual Increase) Option and Retirement Income Guarantee Rider 1)

                                                                                                 10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year       Inception*
American Government Income                                                  1.19%        N/A            3.69%
Capital Appreciation                                                       -19.69%       N/A           -25.39%
Diversified Income                                                         -1.91%       -0.26%          1.89%
The George Putnam Fund of Boston                                           -5.04%        N/A           -0.43%
Global Asset Allocation                                                    -14.19%      3.48%           6.85%
Global Growth                                                              -35.87%      1.51%           5.96%
Growth and Income                                                          -12.02%      5.77%           9.94%
Growth Opportunities                                                       -38.25%       N/A           -35.40%
Health Sciences                                                            -25.66%       N/A            0.46%
High Yield                                                                 -1.77%       -0.85%          5.44%
Income                                                                      1.95%       3.59%           4.69%
International Growth                                                       -26.53%       N/A            6.44%
International Growth and Income                                            -26.73%       N/A            2.56%
International New Opportunities                                            -34.76%       N/A           -2.93%
Investors                                                                  -30.78%       N/A           -6.17%
Money Market                                                               -1.60%       2.49%           2.54%
New Opportunities                                                          -36.26%      3.75%           8.99%
New Value                                                                  -2.11%        N/A            6.41%
OTC & Emerging Growth                                                      -52.13%       N/A           -17.45%
Research                                                                   -24.72%       N/A            1.91%
Small Cap Value                                                            13.00%        N/A           12.45%
Utilities Growth and Income                                                -28.28%      3.51%           6.47%
Vista                                                                      -39.69%       N/A            4.28%
Voyager                                                                    -28.37%      7.83%          11.00%
Voyager II                                                                 -36.91%       N/A           -50.08%

* The inception dates for the Funds appear under the heading "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds
     (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).

(With the Earnings  Protection  Death  Benefit  Option  (assuming  age of oldest
Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement Income Guarantee Rider 1)

                                                                                               10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year       Inception*
American Government Income                                                  1.08%        N/A            3.58%
Capital Appreciation                                                       -19.78%       N/A           -25.47%
Diversified Income                                                         -2.02%       -0.36%          1.79%
The George Putnam Fund of Boston                                           -5.14%        N/A           -0.54%
Global Asset Allocation                                                    -14.28%      3.37%           6.74%
Global Growth                                                              -35.95%      1.41%           5.85%
Growth and Income                                                          -12.12%      5.66%           9.83%
Growth Opportunities                                                       -38.32%       N/A           -35.47%
Health Sciences                                                            -25.74%       N/A            0.35%
High Yield                                                                 -1.88%       -0.96%          5.33%
Income                                                                      1.84%       3.48%           4.58%
International Growth                                                       -26.62%       N/A            6.32%
International Growth and Income                                            -26.81%       N/A            2.45%
International New Opportunities                                            -34.84%       N/A           -3.04%
Investors                                                                  -30.86%       N/A           -6.27%
Money Market                                                               -1.71%       2.38%           2.44%
New Opportunities                                                          -36.33%      3.64%           8.88%
New Value                                                                  -2.22%        N/A            6.30%
OTC & Emerging Growth                                                      -52.19%       N/A           -17.54%
Research                                                                   -24.80%       N/A            1.80%
Small Cap Value                                                            12.88%        N/A           12.33%
Utilities Growth and Income                                                -28.36%      3.40%           6.36%
Vista                                                                      -39.76%       N/A            4.17%
Voyager                                                                    -28.45%      7.72%          10.89%
Voyager II                                                                 -36.98%       N/A           -50.14%

* The inception dates for the Funds appear under the heading "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds
     (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).


(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is 70 or younger on the
Rider Application Date) and Retirement Income Guarantee Rider 1)
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year       Inception*
American Government Income                                                  1.08%        N/A            3.58%
Capital Appreciation                                                       -19.78%       N/A           -25.47%
Diversified Income                                                         -2.02%       -0.36%          1.79%
The George Putnam Fund of Boston                                           -5.14%        N/A           -0.54%
Global Asset Allocation                                                    -14.28%      3.37%           6.74%
Global Growth                                                              -35.95%      1.41%           5.85%
Growth and Income                                                          -12.12%      5.66%           9.83%
Growth Opportunities                                                       -38.32%       N/A           -35.47%
Health Sciences                                                            -25.74%       N/A            0.35%
High Yield                                                                 -1.88%       -0.96%          5.33%
Income                                                                      1.84%       3.48%           4.58%
International Growth                                                       -26.62%       N/A            6.32%
International Growth and Income                                            -26.81%       N/A            2.45%
International New Opportunities                                            -34.84%       N/A           -3.04%
Investors                                                                  -30.86%       N/A           -6.27%
Money Market                                                               -1.71%       2.38%           2.44%
New Opportunities                                                          -36.33%      3.64%           8.88%
New Value                                                                  -2.22%        N/A            6.30%
OTC & Emerging Growth                                                      -52.19%       N/A           -17.54%
Research                                                                   -24.80%       N/A            1.80%
Small Cap Value                                                            12.88%        N/A           12.33%
Utilities Growth and Income                                                -28.36%      3.40%           6.36%
Vista                                                                      -39.76%       N/A            4.17%
Voyager                                                                    -28.45%      7.72%          10.89%
Voyager II                                                                 -36.98%       N/A           -50.14%

* The inception dates for the Funds appear under the heading "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds
     (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).

(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the
Rider Application Date) and Retirement Income Guarantee Rider 1)
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year       Inception*
American Government Income                                                  0.91%        N/A            3.42%
Capital Appreciation                                                       -19.91%       N/A           -25.60%
Diversified Income                                                         -2.18%       -0.52%          1.63%
The George Putnam Fund of Boston                                           -5.29%        N/A           -0.70%
Global Asset Allocation                                                    -14.42%      3.21%           6.58%
Global Growth                                                              -36.05%      1.25%           5.69%
Growth and Income                                                          -12.26%      5.49%           9.67%
Growth Opportunities                                                       -38.43%       N/A           -35.59%
Health Sciences                                                            -25.86%       N/A            0.19%
High Yield                                                                 -2.04%       -1.11%          5.18%
Income                                                                      1.67%       3.32%           4.42%
International Growth                                                       -26.74%       N/A            6.16%
International Growth and Income                                            -26.94%       N/A            2.29%
International New Opportunities                                            -34.95%       N/A           -3.19%
Investors                                                                  -30.98%       N/A           -6.42%
Money Market                                                               -1.87%       2.22%           2.28%
New Opportunities                                                          -36.44%      3.48%           8.72%
New Value                                                                  -2.38%        N/A            6.13%
OTC & Emerging Growth                                                      -52.27%       N/A           -17.68%
Research                                                                   -24.93%       N/A            1.64%
Small Cap Value                                                            12.70%        N/A           12.16%
Utilities Growth and Income                                                -28.48%      3.24%           6.20%
Vista                                                                      -39.86%       N/A            4.01%
Voyager                                                                    -28.57%      7.55%          10.72%
Voyager II                                                                 -37.09%       N/A           -50.23%

* The inception dates for the Funds appear under the heading "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds
     (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).

(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application
Date) and Retirement Income Guarantee Rider 1)
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year       Inception*
American Government Income                                                  0.91%        N/A            3.42%
Capital Appreciation                                                       -19.91%       N/A           -25.60%
Diversified Income                                                         -2.18%       -0.52%          1.63%
The George Putnam Fund of Boston                                           -5.29%        N/A           -0.70%
Global Asset Allocation                                                    -14.42%      3.21%           6.58%
Global Growth                                                              -36.05%      1.25%           5.69%
Growth and Income                                                          -12.26%      5.49%           9.67%
Growth Opportunities                                                       -38.43%       N/A           -35.59%
Health Sciences                                                            -25.86%       N/A            0.19%
High Yield                                                                 -2.04%       -1.11%          5.18%
Income                                                                      1.67%       3.32%           4.42%
International Growth                                                       -26.74%       N/A            6.16%
International Growth and Income                                            -26.94%       N/A            2.29%
International New Opportunities                                            -34.95%       N/A           -3.19%
Investors                                                                  -30.98%       N/A           -6.42%
Money Market                                                               -1.87%       2.22%           2.28%
New Opportunities                                                          -36.44%      3.48%           8.72%
New Value                                                                  -2.38%        N/A            6.13%
OTC & Emerging Growth                                                      -52.27%       N/A           -17.68%
Research                                                                   -24.93%       N/A            1.64%
Small Cap Value                                                            12.70%        N/A           12.16%
Utilities Growth and Income                                                -28.48%      3.24%           6.20%
Vista                                                                      -39.86%       N/A            4.01%
Voyager                                                                    -28.57%      7.55%          10.72%
Voyager II                                                                 -37.09%       N/A           -50.23%

* The inception dates for the Funds appear under the heading "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds
     (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).

(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit
Option (assuming age of oldest Contract Owner and Annuitant is between
71 and 79 on the Rider Application Date) and Retirement Income                                    10 Year or Since
Guarantee Rider 1)Variable Sub-Account                                     1 Year       5 Year       Inception*
American Government Income                                                  0.75%        N/A            3.25%
Capital Appreciation                                                       -20.05%       N/A           -25.72%
Diversified Income                                                         -2.34%       -0.68%          1.48%
The George Putnam Fund of Boston                                           -5.45%        N/A           -0.86%
Global Asset Allocation                                                    -14.56%      3.05%           6.42%
Global Growth                                                              -36.16%      1.09%           5.54%
Growth and Income                                                          -12.41%      5.33%           9.50%
Growth Opportunities                                                       -38.53%       N/A           -35.70%
Health Sciences                                                            -25.99%       N/A            0.03%
High Yield                                                                 -2.20%       -1.27%          5.02%
Income                                                                      1.51%       3.16%           4.26%
International Growth                                                       -26.86%       N/A            5.99%
International Growth and Income                                            -27.06%       N/A            2.13%
International New Opportunities                                            -35.06%       N/A           -3.35%
Investors                                                                  -31.09%       N/A           -6.58%
Money Market                                                               -2.03%       2.06%           2.12%
New Opportunities                                                          -36.54%      3.32%           8.55%
New Value                                                                  -2.54%        N/A            5.96%
OTC & Emerging Growth                                                      -52.36%       N/A           -17.82%
Research                                                                   -25.05%       N/A            1.48%
Small Cap Value                                                            12.52%        N/A           11.98%
Utilities Growth and Income                                                -28.60%      3.08%           6.04%
Vista                                                                      -39.96%       N/A            3.85%
Voyager                                                                    -28.69%      7.39%          10.55%
Voyager II                                                                 -37.20%       N/A           -50.32%

* The inception dates for the Funds appear under the heading "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds
     (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).

(With Retirement Income Guarantee Rider 2)
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year       Inception*
American Government Income                                                  1.31%        N/A            3.82%
Capital Appreciation                                                       -19.63%       N/A           -25.46%
Diversified Income                                                         -1.80%       -0.14%          2.00%
The George Putnam Fund of Boston                                           -4.93%        N/A           -0.34%
Global Asset Allocation                                                    -14.10%      3.64%           7.04%
Global Growth                                                              -35.86%      1.69%           6.15%
Growth and Income                                                          -11.93%      5.94%          10.15%
Growth Opportunities                                                       -38.24%       N/A           -35.43%
Health Sciences                                                            -25.61%       N/A            0.57%
High Yield                                                                 -1.66%       -0.73%          5.63%
Income                                                                      2.08%       3.73%           4.85%
International Growth                                                       -26.49%       N/A            6.62%
International Growth and Income                                            -26.69%       N/A            2.72%
International New Opportunities                                            -34.74%       N/A           -2.79%
Investors                                                                  -30.75%       N/A           -6.06%
Money Market                                                               -1.48%       2.62%           2.67%
New Opportunities                                                          -36.24%      3.94%           9.20%
New Value                                                                  -2.00%        N/A            6.57%
OTC & Emerging Growth                                                      -52.16%       N/A           -17.38%
Research                                                                   -24.67%       N/A            2.03%
Small Cap Value                                                            13.17%        N/A           12.59%
Utilities Growth and Income                                                -28.24%      3.68%           6.65%
Vista                                                                      -39.68%       N/A            4.47%
Voyager                                                                    -28.33%      8.04%          11.22%
Voyager II                                                                 -36.90%       N/A           -50.22%

* The inception dates for the Funds appear under the heading "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds
     (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).

(With  the MAV  Death  Benefit  Option or the  Enhanced  Beneficiary  Protection
(Annual Increase) Option and Retirement Income Guarantee Rider 2)

                                                                                                 10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year       Inception*
American Government Income                                                  1.15%        N/A            3.65%
Capital Appreciation                                                       -19.76%       N/A           -25.58%
Diversified Income                                                         -1.96%       -0.30%          1.85%
The George Putnam Fund of Boston                                           -5.08%        N/A           -0.50%
Global Asset Allocation                                                    -14.25%      3.48%           6.87%
Global Growth                                                              -35.97%      1.53%           5.99%
Growth and Income                                                          -12.08%      5.78%           9.98%
Growth Opportunities                                                       -38.35%       N/A           -35.54%
Health Sciences                                                            -25.73%       N/A            0.41%
High Yield                                                                 -1.82%       -0.89%          5.47%
Income                                                                      1.91%       3.57%           4.69%
International Growth                                                       -26.61%       N/A            6.45%
International Growth and Income                                            -26.81%       N/A            2.56%
International New Opportunities                                            -34.85%       N/A           -2.95%
Investors                                                                  -30.87%       N/A           -6.21%
Money Market                                                               -1.64%       2.46%           2.52%
New Opportunities                                                          -36.35%      3.77%           9.04%
New Value                                                                  -2.15%        N/A            6.40%
OTC & Emerging Growth                                                      -52.25%       N/A           -17.52%
Research                                                                   -24.79%       N/A            1.87%
Small Cap Value                                                            12.99%        N/A           12.41%
Utilities Growth and Income                                                -28.36%      3.52%           6.49%
Vista                                                                      -39.79%       N/A            4.30%
Voyager                                                                    -28.45%      7.87%          11.05%
Voyager II                                                                 -37.01%       N/A           -50.31%

* The inception dates for the Funds appear under the heading "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds
     (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).

(With the Earnings  Protection  Death  Benefit  Option  (assuming  age of oldest
Contract Owner and Annuitant is 70 or younger on the Rider Application Date) and Retirement Income Guarantee Rider 2)

                                                                                                10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year       Inception*
American Government Income                                                  1.04%        N/A            3.54%
Capital Appreciation                                                       -19.85%       N/A           -25.66%
Diversified Income                                                         -2.06%       -0.41%          1.74%
The George Putnam Fund of Boston                                           -5.18%        N/A           -0.61%
Global Asset Allocation                                                    -14.34%      3.37%           6.77%
Global Growth                                                              -36.04%      1.42%           5.89%
Growth and Income                                                          -12.17%      5.67%           9.87%
Growth Opportunities                                                       -38.42%       N/A           -35.62%
Health Sciences                                                            -25.82%       N/A            0.30%
High Yield                                                                 -1.92%       -1.00%          5.36%
Income                                                                      1.80%       3.46%           4.58%
International Growth                                                       -26.69%       N/A            6.34%
International Growth and Income                                            -26.89%       N/A            2.45%
International New Opportunities                                            -34.93%       N/A           -3.06%
Investors                                                                  -30.95%       N/A           -6.32%
Money Market                                                               -1.75%       2.35%           2.41%
New Opportunities                                                          -36.42%      3.66%           8.93%
New Value                                                                  -2.26%        N/A            6.29%
OTC & Emerging Growth                                                      -52.30%       N/A           -17.61%
Research                                                                   -24.88%       N/A            1.76%
Small Cap Value                                                            12.87%        N/A           12.29%
Utilities Growth and Income                                                -28.44%      3.41%           6.38%
Vista                                                                      -39.85%       N/A            4.19%
Voyager                                                                    -28.53%      7.75%          10.94%
Voyager II                                                                 -37.08%       N/A           -50.37%

* The inception dates for the Funds appear under the heading "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds
     (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).

(With the MAV Death  Benefit  Option  and the  Enhanced  Beneficiary  Protection
(Annual Increase) Option and Retirement Income Guarantee Rider 2)

                                                                                              10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year       Inception*
American Government Income                                                  0.99%        N/A            3.49%
Capital Appreciation                                                       -19.89%       N/A           -25.71%
Diversified Income                                                         -2.11%       -0.46%          1.69%
The George Putnam Fund of Boston                                           -5.24%        N/A           -0.66%
Global Asset Allocation                                                    -14.39%      3.31%           6.71%
Global Growth                                                              -36.07%      1.37%           5.83%
Growth and Income                                                          -12.22%      5.61%           9.82%
Growth Opportunities                                                       -38.45%       N/A           -35.66%
Health Sciences                                                            -25.86%       N/A            0.25%
High Yield                                                                 -1.97%       -1.05%          5.31%
Income                                                                      1.75%       3.40%           4.53%
International Growth                                                       -26.73%       N/A            6.29%
International Growth and Income                                            -26.93%       N/A            2.39%
International New Opportunities                                            -34.96%       N/A           -3.11%
Investors                                                                  -30.98%       N/A           -6.37%
Money Market                                                               -1.80%       2.29%           2.36%
New Opportunities                                                          -36.46%      3.61%           8.87%
New Value                                                                  -2.31%        N/A            6.23%
OTC & Emerging Growth                                                      -52.33%       N/A           -17.66%
Research                                                                   -24.92%       N/A            1.70%
Small Cap Value                                                            12.80%        N/A           12.23%
Utilities Growth and Income                                                -28.48%      3.36%           6.33%
Vista                                                                      -39.89%       N/A            4.14%
Voyager                                                                    -28.57%      7.70%          10.88%
Voyager II                                                                 -37.11%       N/A           -50.40%

* The inception dates for the Funds appear under the heading "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds
     (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).

(With the Earnings  Protection  Death  Benefit  Option  (assuming  age of oldest
Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement Income Guarantee Rider 2)

                                                                                                10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year       Inception*
American Government Income                                                  0.88%        N/A            3.38%
Capital Appreciation                                                       -19.98%       N/A           -25.79%
Diversified Income                                                         -2.22%       -0.57%          1.59%
The George Putnam Fund of Boston                                           -5.34%        N/A           -0.77%
Global Asset Allocation                                                    -14.48%      3.21%           6.60%
Global Growth                                                              -36.15%      1.26%           5.72%
Growth and Income                                                          -12.32%      5.50%           9.71%
Growth Opportunities                                                       -38.52%       N/A           -35.73%
Health Sciences                                                            -25.94%       N/A            0.14%
High Yield                                                                 -2.08%       -1.15%          5.20%
Income                                                                      1.64%       3.29%           4.42%
International Growth                                                       -26.82%       N/A            6.17%
International Growth and Income                                            -27.01%       N/A            2.29%
International New Opportunities                                            -35.04%       N/A           -3.21%
Investors                                                                  -31.06%       N/A           -6.47%
Money Market                                                               -1.91%       2.19%           2.25%
New Opportunities                                                          -36.53%      3.50%           8.76%
New Value                                                                  -2.42%        N/A            6.12%
OTC & Emerging Growth                                                      -52.39%       N/A           -17.76%
Research                                                                   -25.00%       N/A            1.60%
Small Cap Value                                                            12.68%        N/A           12.11%
Utilities Growth and Income                                                -28.56%      3.25%           6.22%
Vista                                                                      -39.96%       N/A            4.03%
Voyager                                                                    -28.65%      7.59%          10.77%
Voyager II                                                                 -37.18%       N/A           -50.46%

* The inception dates for the Funds appear under the heading "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds
     (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).

(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is 70 or younger on the
Rider Application Date) and Retirement Income Guarantee Rider 2)
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year       Inception*
American Government Income                                                  0.88%        N/A            3.38%
Capital Appreciation                                                       -19.98%       N/A           -25.79%
Diversified Income                                                         -2.22%       -0.57%          1.59%
The George Putnam Fund of Boston                                           -5.34%        N/A           -0.77%
Global Asset Allocation                                                    -14.48%      3.21%           6.60%
Global Growth                                                              -36.15%      1.26%           5.72%
Growth and Income                                                          -12.32%      5.50%           9.71%
Growth Opportunities                                                       -38.52%       N/A           -35.73%
Health Sciences                                                            -25.94%       N/A            0.14%
High Yield                                                                 -2.08%       -1.15%          5.20%
Income                                                                      1.64%       3.29%           4.42%
International Growth                                                       -26.82%       N/A            6.17%
International Growth and Income                                            -27.01%       N/A            2.29%
International New Opportunities                                            -35.04%       N/A           -3.21%
Investors                                                                  -31.06%       N/A           -6.47%
Money Market                                                               -1.91%       2.19%           2.25%
New Opportunities                                                          -36.53%      3.50%           8.76%
New Value                                                                  -2.42%        N/A            6.12%
OTC & Emerging Growth                                                      -52.39%       N/A           -17.76%
Research                                                                   -25.00%       N/A            1.60%
Small Cap Value                                                            12.68%        N/A           12.11%
Utilities Growth and Income                                                -28.56%      3.25%           6.22%
Vista                                                                      -39.96%       N/A            4.03%
Voyager                                                                    -28.65%      7.59%          10.77%
Voyager II                                                                 -37.18%       N/A           -50.46%

* The inception dates for the Funds appear under the heading "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds
     (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).

(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the
Rider Application Date) and Retirement Income Guarantee Rider 2)
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year       Inception*
American Government Income                                                  0.71%        N/A            3.21%
Capital Appreciation                                                       -20.11%       N/A           -25.91%
Diversified Income                                                         -2.38%       -0.72%          1.43%
The George Putnam Fund of Boston                                           -5.49%        N/A           -0.93%
Global Asset Allocation                                                    -14.62%      3.04%           6.44%
Global Growth                                                              -36.25%      1.10%           5.56%
Growth and Income                                                          -12.46%      5.33%           9.54%
Growth Opportunities                                                       -38.63%       N/A           -35.85%
Health Sciences                                                            -26.06%       N/A           -0.02%
High Yield                                                                 -2.24%       -1.31%          5.04%
Income                                                                      1.47%       3.13%           4.26%
International Growth                                                       -26.94%       N/A            6.01%
International Growth and Income                                            -27.14%       N/A            2.12%
International New Opportunities                                            -35.15%       N/A           -3.37%
Investors                                                                  -31.18%       N/A           -6.62%
Money Market                                                               -2.07%       2.02%           2.10%
New Opportunities                                                          -36.64%      3.34%           8.59%
New Value                                                                  -2.58%        N/A            5.95%
OTC & Emerging Growth                                                      -52.47%       N/A           -17.90%
Research                                                                   -25.13%       N/A            1.43%
Small Cap Value                                                            12.50%        N/A           11.94%
Utilities Growth and Income                                                -28.68%      3.08%           6.06%
Vista                                                                      -40.06%       N/A            3.86%
Voyager                                                                    -28.77%      7.42%          10.60%
Voyager II                                                                 -37.29%       N/A           -50.55%

* The inception dates for the Funds appear under the heading "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds
     (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).

(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application
Date) and Retirement Income Guarantee Rider 2)
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year       Inception*
American Government Income                                                  0.71%        N/A            3.21%
Capital Appreciation                                                       -20.11%       N/A           -25.91%
Diversified Income                                                         -2.38%       -0.72%          1.43%
The George Putnam Fund of Boston                                           -5.49%        N/A           -0.93%
Global Asset Allocation                                                    -14.62%      3.04%           6.44%
Global Growth                                                              -36.25%      1.10%           5.56%
Growth and Income                                                          -12.46%      5.33%           9.54%
Growth Opportunities                                                       -38.63%       N/A           -35.85%
Health Sciences                                                            -26.06%       N/A           -0.02%
High Yield                                                                 -2.24%       -1.31%          5.04%
Income                                                                      1.47%       3.13%           4.26%
International Growth                                                       -26.94%       N/A            6.01%
International Growth and Income                                            -27.14%       N/A            2.12%
International New Opportunities                                            -35.15%       N/A           -3.37%
Investors                                                                  -31.18%       N/A           -6.62%
Money Market                                                               -2.07%       2.02%           2.10%
New Opportunities                                                          -36.64%      3.34%           8.59%
New Value                                                                  -2.58%        N/A            5.95%
OTC & Emerging Growth                                                      -52.47%       N/A           -17.90%
Research                                                                   -25.13%       N/A            1.43%
Small Cap Value                                                            12.50%        N/A           11.94%
Utilities Growth and Income                                                -28.68%      3.08%           6.06%
Vista                                                                      -40.06%       N/A            3.86%
Voyager                                                                    -28.77%      7.42%          10.60%
Voyager II                                                                 -37.29%       N/A           -50.55%

* The inception dates for the Funds appear under the heading "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds
     (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).

(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider
Application Date) and Retirement Income Guarantee Rider 2)

                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year       Inception*
American Government Income                                                  0.55%        N/A            3.04%
Capital Appreciation                                                       -20.25%       N/A           -26.04%
Diversified Income                                                         -2.54%       -0.88%          1.28%
The George Putnam Fund of Boston                                           -5.65%        N/A           -1.09%
Global Asset Allocation                                                    -14.76%      2.88%           6.28%
Global Growth                                                              -36.36%      0.94%           5.40%
Growth and Income                                                          -12.61%      5.17%           9.37%
Growth Opportunities                                                       -38.73%       N/A           -35.96%
Health Sciences                                                            -26.19%       N/A           -0.18%
High Yield                                                                 -2.40%       -1.47%          4.88%
Income                                                                      1.31%       2.97%           4.10%
International Growth                                                       -27.06%       N/A            5.84%
International Growth and Income                                            -27.26%       N/A            1.96%
International New Opportunities                                            -35.26%       N/A           -3.53%
Investors                                                                  -31.29%       N/A           -6.78%
Money Market                                                               -2.23%       1.86%           1.94%
New Opportunities                                                          -36.74%      3.18%           8.43%
New Value                                                                  -2.74%        N/A            5.78%
OTC & Emerging Growth                                                      -52.56%       N/A           -18.04%
Research                                                                   -25.25%       N/A            1.27%
Small Cap Value                                                            12.32%        N/A           11.76%
Utilities Growth and Income                                                -28.80%      2.92%           5.90%
Vista                                                                      -40.16%       N/A            3.70%
Voyager                                                                    -28.89%      7.25%          10.44%
Voyager II                                                                 -37.40%       N/A           -50.64%

 * The inception dates for the Funds appear under the heading "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds
     (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).






                                   APPENDIX C

                   PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACT WITH 5-YEAR
                            WITHDRAWAL CHARGE OPTION

The Putnam Allstate Advisor Preferred Variable Annuity Contracts were first offered as of the date of this Statement of Additional Information. Accordingly, performance shown for periods prior to that date reflects the performance of the Variable Sub-Accounts, adjusted to reflect the current charges under the Contracts (and Options as applicable) as if they had been available throughout the periods shown.
These Contract charges include a maximum withdrawal charge of 7% that declines to zero after five years (not shown for non-standardized total returns), an annual contract maintenance charge of $30 (not shown for non-standardized total returns), and total Variable Account annual expenses of:


-    1.59% (without any optional benefit riders), or

-    1.74%  with  the MAV  Death  Benefit  Option  or the  Enhanced  Beneficiary
     Protection (Annual Increase) Option, or

- 1.84% with the Earnings Protection Death Benefit Option (assuming age of oldest Owner and Annuitant is 70 or younger on the Rider Application Date), or

-    1.89%  with the MAV  Death  Benefit  Option  and the  Enhanced  Beneficiary
     Protection (Annual Increase) Option, or

- 1.99% with the Earnings Protection Death Benefit Option (assuming age of oldest Owner and Annuitant is between 71 and 79 on the Rider Application
     Date), or

-    1.99% with the MAV Death Benefit Option or Enhanced Beneficiary  Protection
     (Annual  Increase) Option and the Earnings  Protection Death Benefit Option
     (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application Date), or

-    2.14%  with  the MAV  Death  Benefit  Option  or the  Enhanced  Beneficiary
     Protection  (Annual  Increase)  Option and the  Earnings  Protection  Death
     Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date), or

-    2.14%  with  the  MAV  Death  Benefit  Option,  the  Enhanced   Beneficiary
     Protection  (Annual  Increase)  Option and the  Earnings  Protection  Death
     Benefit Option  (assuming age of oldest  Contract Owner and Annuitant is 70 or younger on the Rider Application Date), or

-    2.29%  with  the  MAV  Death  Benefit  Option,  the  Enhanced   Beneficiary
     Protection  (Annual  Increase)  Option and the  Earnings  Protection  Death
     Benefit  Option  (assuming  age of oldest  Contract  Owner and Annuitant is between 71 and 79 on the Rider Application Date).

In addition, where Retirement Income Guarantee Option 1 is included, the performance shown reflects the deduction of the annual Rider Fee equal to 0.25% of the Income Base, assuming no additional purchase payments or withdrawals.
Where Retirement Income Guarantee Option 2 is included, the performance shown reflects the deduction of the annual Rider Fee equal to 0.45% of the Income
Base, assuming Income Base A is in effect and assuming no additional purchase payments or withdrawals.

See the Expense Table in the Prospectus for more details.


Standardized Total Returns


Set out below are the standardized total returns for each Variable Sub-Account since its inception through December 31, 2001. All of the Variable Sub-Accounts commenced operations on April 30, 1999 except for the Putnam American Government
Income and Putnam Growth Opportunities Variable Sub-Accounts, which commenced operations on February 4, 2000, the Putnam Technology Variable Sub-Account, which commenced operations on July 17, 2000, and the Putnam Capital Appreciation and Putnam Voyager II Variable Sub-Accounts, which commenced operations on October 2, 2000.

(Without any optional)
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  0.55%        N/A            5.62%
Capital Appreciation                                                       -20.25%       N/A           -23.58%
Diversified Income                                                         -2.54%        N/A           -3.15%
The George Putnam Fund of Boston                                           -5.65%        N/A           -2.98%
Global Asset Allocation                                                    -14.76%       N/A           -6.64%
Global Growth                                                              -36.36%       N/A           -13.47%
Growth and Income                                                          -12.61%       N/A           -6.86%
Growth Opportunities                                                       -38.73%       N/A           -36.65%
Health Sciences                                                            -26.19%       N/A            2.89%
High Yield                                                                 -2.40%        N/A           -6.23%
Income                                                                      1.31%        N/A            0.74%
International Growth                                                       -27.06%       N/A           -2.41%
International Growth and Income                                            -27.26%       N/A           -8.75%
International New Opportunities                                            -35.26%       N/A           -12.51%
Investors                                                                  -31.29%       N/A           -14.86%
Money Market                                                               -2.23%        N/A            0.50%
New Opportunities                                                          -36.74%       N/A           -11.81%
New Value                                                                  -2.74%        N/A            0.31%
OTC & Emerging Growth                                                      -52.56%       N/A           -26.55%
Research                                                                   -25.25%       N/A           -7.16%
Small Cap Value                                                            12.32%        N/A           13.52%
Utilities Growth and Income                                                -28.80%       N/A           -7.42%
Vista                                                                      -40.16%       N/A           -7.90%
Voyager                                                                    -28.89%       N/A           -6.70%
Voyager II                                                                 -37.40%       N/A           -48.98%


(With  the MAV  Death  Benefit  Option or the  Enhanced  Beneficiary  Protection
(Annual Increase) Option)

                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                 -0.46%        N/A            5.45%
Capital Appreciation                                                       -20.57%       N/A           -23.22%
Diversified Income                                                         -3.45%        N/A           -2.41%
The George Putnam Fund of Boston                                           -6.45%        N/A           -2.24%
Global Asset Allocation                                                    -15.27%       N/A           -5.81%
Global Growth                                                              -36.15%       N/A           -12.48%
Growth and Income                                                          -13.18%       N/A           -6.00%
Growth Opportunities                                                       -38.44%       N/A           -35.50%
Health Sciences                                                            -26.31%       N/A            3.40%
High Yield                                                                 -3.31%        N/A           -5.39%
Income                                                                      0.27%        N/A            1.36%
International Growth                                                       -27.16%       N/A           -1.78%
International Growth and Income                                            -27.35%       N/A           -7.87%
International New Opportunities                                            -35.08%       N/A           -11.57%
Investors                                                                  -31.25%       N/A           -13.77%
Money Market                                                               -3.15%        N/A            1.12%
New Opportunities                                                          -36.52%       N/A           -10.88%
New Value                                                                  -3.64%        N/A            0.96%
OTC & Emerging Growth                                                      -51.81%       N/A           -25.00%
Research                                                                   -25.41%       N/A           -6.17%
Small Cap Value                                                            10.92%        N/A           13.81%
Utilities Growth and Income                                                -28.84%       N/A           -6.59%
Vista                                                                      -39.83%       N/A           -7.11%
Voyager                                                                    -28.92%       N/A           -5.94%
Voyager II                                                                 -37.15%       N/A           -47.80%

(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is 70 or younger on the Rider Application Date))
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                 -0.57%        N/A            5.34%
Capital Appreciation                                                       -20.65%       N/A           -23.30%
Diversified Income                                                         -3.55%        N/A           -2.51%
The George Putnam Fund of Boston                                           -6.55%        N/A           -2.34%
Global Asset Allocation                                                    -15.36%       N/A           -5.91%
Global Growth                                                              -36.22%       N/A           -12.58%
Growth and Income                                                          -13.28%       N/A           -6.10%
Growth Opportunities                                                       -38.51%       N/A           -35.57%
Health Sciences                                                            -26.39%       N/A            3.29%
High Yield                                                                 -3.42%        N/A           -5.49%
Income                                                                      0.16%        N/A            1.26%
International Growth                                                       -27.24%       N/A           -1.89%
International Growth and Income                                            -27.43%       N/A           -7.97%
International New Opportunities                                            -35.15%       N/A           -11.66%
Investors                                                                  -31.32%       N/A           -13.87%
Money Market                                                               -3.25%        N/A            1.02%
New Opportunities                                                          -36.59%       N/A           -10.98%
New Value                                                                  -3.74%        N/A            0.85%
OTC & Emerging Growth                                                      -51.86%       N/A           -25.08%
Research                                                                   -25.49%       N/A           -6.27%
Small Cap Value                                                            10.80%        N/A           13.69%
Utilities Growth and Income                                                -28.91%       N/A           -6.69%
Vista                                                                      -39.89%       N/A           -7.21%
Voyager                                                                    -29.00%       N/A           -6.04%
Voyager II                                                                 -37.22%       N/A           -47.86%

(With the MAV Death  Benefit  Option  and the  Enhanced  Beneficiary  Protection
(Annual Increase) Option)

                                                                                                 10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                 -0.62%        N/A            5.29%
Capital Appreciation                                                       -20.70%       N/A           -23.34%
Diversified Income                                                         -3.60%        N/A           -2.56%
The George Putnam Fund of Boston                                           -6.60%        N/A           -2.39%
Global Asset Allocation                                                    -15.40%       N/A           -5.96%
Global Growth                                                              -36.26%       N/A           -12.62%
Growth and Income                                                          -13.32%       N/A           -6.15%
Growth Opportunities                                                       -38.54%       N/A           -35.61%
Health Sciences                                                            -26.43%       N/A            3.23%
High Yield                                                                 -3.47%        N/A           -5.54%
Income                                                                      0.11%        N/A            1.21%
International Growth                                                       -27.28%       N/A           -1.94%
International Growth and Income                                            -27.47%       N/A           -8.02%
International New Opportunities                                            -35.19%       N/A           -11.71%
Investors                                                                  -31.36%       N/A           -13.91%
Money Market                                                               -3.30%        N/A            0.97%
New Opportunities                                                          -36.62%       N/A           -11.02%
New Value                                                                  -3.79%        N/A            0.80%
OTC & Emerging Growth                                                      -51.89%       N/A           -25.12%
Research                                                                   -25.53%       N/A           -6.32%
Small Cap Value                                                            10.74%        N/A           13.63%
Utilities Growth and Income                                                -28.95%       N/A           -6.74%
Vista                                                                      -39.92%       N/A           -7.26%
Voyager                                                                    -29.04%       N/A           -6.09%
Voyager II                                                                 -37.25%       N/A           -47.89%

(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is between 71 and 79 on the Rider Application
Date))
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                 -0.73%        N/A            5.18%
Capital Appreciation                                                       -20.78%       N/A           -23.43%
Diversified Income                                                         -3.70%        N/A           -2.66%
The George Putnam Fund of Boston                                           -6.70%        N/A           -2.50%
Global Asset Allocation                                                    -15.49%       N/A           -6.06%
Global Growth                                                              -36.33%       N/A           -12.72%
Growth and Income                                                          -13.41%       N/A           -6.24%
Growth Opportunities                                                       -38.61%       N/A           -35.68%
Health Sciences                                                            -26.51%       N/A            3.13%
High Yield                                                                 -3.57%        N/A           -5.63%
Income                                                                      0.00%        N/A            1.10%
International Growth                                                       -27.35%       N/A           -2.04%
International Growth and Income                                            -27.54%       N/A           -8.12%
International New Opportunities                                            -35.26%       N/A           -11.80%
Investors                                                                  -31.44%       N/A           -14.00%
Money Market                                                               -3.40%        N/A            0.86%
New Opportunities                                                          -36.69%       N/A           -11.12%
New Value                                                                  -3.90%        N/A            0.70%
OTC & Emerging Growth                                                      -51.94%       N/A           -25.20%
Research                                                                   -25.61%       N/A           -6.42%
Small Cap Value                                                            10.63%        N/A           13.51%
Utilities Growth and Income                                                -29.03%       N/A           -6.83%
Vista                                                                      -39.99%       N/A           -7.36%
Voyager                                                                    -29.12%       N/A           -6.18%
Voyager II                                                                 -37.32%       N/A           -47.95%

(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is 70 or younger on the
Rider Application Date))
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                 -0.73%        N/A            5.18%
Capital Appreciation                                                       -20.78%       N/A           -23.43%
Diversified Income                                                         -3.70%        N/A           -2.66%
The George Putnam Fund of Boston                                           -6.70%        N/A           -2.50%
Global Asset Allocation                                                    -15.49%       N/A           -6.06%
Global Growth                                                              -36.33%       N/A           -12.72%
Growth and Income                                                          -13.41%       N/A           -6.24%
Growth Opportunities                                                       -38.61%       N/A           -35.68%
Health Sciences                                                            -26.51%       N/A            3.13%
High Yield                                                                 -3.57%        N/A           -5.63%
Income                                                                      0.00%        N/A            1.10%
International Growth                                                       -27.35%       N/A           -2.04%
International Growth and Income                                            -27.54%       N/A           -8.12%
International New Opportunities                                            -35.26%       N/A           -11.80%
Investors                                                                  -31.44%       N/A           -14.00%
Money Market                                                               -3.40%        N/A            0.86%
New Opportunities                                                          -36.69%       N/A           -11.12%
New Value                                                                  -3.90%        N/A            0.70%
OTC & Emerging Growth                                                      -51.94%       N/A           -25.20%
Research                                                                   -25.61%       N/A           -6.42%
Small Cap Value                                                            10.63%        N/A           13.51%
Utilities Growth and Income                                                -29.03%       N/A           -6.83%
Vista                                                                      -39.99%       N/A           -7.36%
Voyager                                                                    -29.12%       N/A           -6.18%
Voyager II                                                                 -37.32%       N/A           -47.95%

(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the
Rider Application Date))
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                 -0.88%        N/A            5.01%
Capital Appreciation                                                       -20.91%       N/A           -23.55%
Diversified Income                                                         -3.86%        N/A           -2.81%
The George Putnam Fund of Boston                                           -6.85%        N/A           -2.65%
Global Asset Allocation                                                    -15.63%       N/A           -6.21%
Global Growth                                                              -36.43%       N/A           -12.85%
Growth and Income                                                          -13.55%       N/A           -6.39%
Growth Opportunities                                                       -38.71%       N/A           -35.79%
Health Sciences                                                            -26.63%       N/A            2.97%
High Yield                                                                 -3.72%        N/A           -5.78%
Income                                                                     -0.15%        N/A            0.94%
International Growth                                                       -27.47%       N/A           -2.19%
International Growth and Income                                            -27.66%       N/A           -8.26%
International New Opportunities                                            -35.36%       N/A           -11.94%
Investors                                                                  -31.55%       N/A           -14.14%
Money Market                                                               -3.56%        N/A            0.70%
New Opportunities                                                          -36.80%       N/A           -11.26%
New Value                                                                  -4.05%        N/A            0.54%
OTC & Emerging Growth                                                      -52.02%       N/A           -25.33%
Research                                                                   -25.73%       N/A           -6.57%
Small Cap Value                                                            10.45%        N/A           13.34%
Utilities Growth and Income                                                -29.14%       N/A           -6.98%
Vista                                                                      -40.09%       N/A           -7.50%
Voyager                                                                    -29.23%       N/A           -6.33%
Voyager II                                                                 -37.43%       N/A           -48.04%


(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application
Date))
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                 -0.88%        N/A            5.01%
Capital Appreciation                                                       -20.91%       N/A           -23.55%
Diversified Income                                                         -3.86%        N/A           -2.81%
The George Putnam Fund of Boston                                           -6.85%        N/A           -2.65%
Global Asset Allocation                                                    -15.63%       N/A           -6.21%
Global Growth                                                              -36.43%       N/A           -12.85%
Growth and Income                                                          -13.55%       N/A           -6.39%
Growth Opportunities                                                       -38.71%       N/A           -35.79%
Health Sciences                                                            -26.63%       N/A            2.97%
High Yield                                                                 -3.72%        N/A           -5.78%
Income                                                                     -0.15%        N/A            0.94%
International Growth                                                       -27.47%       N/A           -2.19%
International Growth and Income                                            -27.66%       N/A           -8.26%
International New Opportunities                                            -35.36%       N/A           -11.94%
Investors                                                                  -31.55%       N/A           -14.14%
Money Market                                                               -3.56%        N/A            0.70%
New Opportunities                                                          -36.80%       N/A           -11.26%
New Value                                                                  -4.05%        N/A            0.54%
OTC & Emerging Growth                                                      -52.02%       N/A           -25.33%
Research                                                                   -25.73%       N/A           -6.57%
Small Cap Value                                                            10.45%        N/A           13.34%
Utilities Growth and Income                                                -29.14%       N/A           -6.98%
Vista                                                                      -40.09%       N/A           -7.50%
Voyager                                                                    -29.23%       N/A           -6.33%
Voyager II                                                                 -37.43%       N/A           -48.04%

(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider
Application Date))
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                 -1.04%        N/A            4.85%
Capital Appreciation                                                       -21.04%       N/A           -23.67%
Diversified Income                                                         -4.01%        N/A           -2.97%
The George Putnam Fund of Boston                                           -7.00%        N/A           -2.80%
Global Asset Allocation                                                    -15.76%       N/A           -6.36%
Global Growth                                                              -36.53%       N/A           -12.99%
Growth and Income                                                          -13.69%       N/A           -6.54%
Growth Opportunities                                                       -38.81%       N/A           -35.90%
Health Sciences                                                            -26.75%       N/A            2.81%
High Yield                                                                 -3.88%        N/A           -5.93%
Income                                                                     -0.31%        N/A            0.78%
International Growth                                                       -27.59%       N/A           -2.35%
International Growth and Income                                            -27.78%       N/A           -8.41%
International New Opportunities                                            -35.47%       N/A           -12.08%
Investors                                                                  -31.66%       N/A           -14.28%
Money Market                                                               -3.71%        N/A            0.55%
New Opportunities                                                          -36.90%       N/A           -11.40%
New Value                                                                  -4.20%        N/A            0.38%
OTC & Emerging Growth                                                      -52.10%       N/A           -25.45%
Research                                                                   -25.85%       N/A           -6.71%
Small Cap Value                                                            10.28%        N/A           13.17%
Utilities Growth and Income                                                -29.26%       N/A           -7.13%
Vista                                                                      -40.19%       N/A           -7.65%
Voyager                                                                    -29.34%       N/A           -6.48%
Voyager II                                                                 -37.53%       N/A           -48.12%

(With Retirement Income Guarantee Rider 1)
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                 -1.04%        N/A            4.85%
Capital Appreciation                                                       -21.04%       N/A           -23.67%
Diversified Income                                                         -4.01%        N/A           -2.97%
The George Putnam Fund of Boston                                           -7.00%        N/A           -2.80%
Global Asset Allocation                                                    -15.76%       N/A           -6.36%
Global Growth                                                              -36.53%       N/A           -12.99%
Growth and Income                                                          -13.69%       N/A           -6.54%
Growth Opportunities                                                       -38.81%       N/A           -35.90%
Health Sciences                                                            -26.75%       N/A            2.81%
High Yield                                                                 -3.88%        N/A           -5.93%
Income                                                                     -0.31%        N/A            0.78%
International Growth                                                       -27.59%       N/A           -2.35%
International Growth and Income                                            -27.78%       N/A           -8.41%
International New Opportunities                                            -35.47%       N/A           -12.08%
Investors                                                                  -31.66%       N/A           -14.28%
Money Market                                                               -3.71%        N/A            0.55%
New Opportunities                                                          -36.90%       N/A           -11.40%
New Value                                                                  -4.20%        N/A            0.38%
OTC & Emerging Growth                                                      -52.10%       N/A           -25.45%
Research                                                                   -25.85%       N/A           -6.71%
Small Cap Value                                                            10.28%        N/A           13.17%
Utilities Growth and Income                                                -29.26%       N/A           -7.13%
Vista                                                                      -40.19%       N/A           -7.65%
Voyager                                                                    -29.34%       N/A           -6.48%
Voyager II                                                                 -37.53%       N/A           -48.12%

(With  the MAV  Death  Benefit  Option or the  Enhanced  Beneficiary  Protection
(Annual Increase) Option and Retirement Income Guarantee Rider 1)

                                                                                               10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                 -0.71%        N/A            5.20%
Capital Appreciation                                                       -20.82%       N/A           -23.62%
Diversified Income                                                         -3.70%        N/A           -2.70%
The George Putnam Fund of Boston                                           -6.70%        N/A           -2.54%
Global Asset Allocation                                                    -15.52%       N/A           -6.10%
Global Growth                                                              -36.40%       N/A           -12.74%
Growth and Income                                                          -13.43%       N/A           -6.30%
Growth Opportunities                                                       -38.69%       N/A           -35.82%
Health Sciences                                                            -26.56%       N/A            3.14%
High Yield                                                                 -3.56%        N/A           -5.69%
Income                                                                      0.02%        N/A            1.07%
International Growth                                                       -27.41%       N/A           -2.02%
International Growth and Income                                            -27.60%       N/A           -8.15%
International New Opportunities                                            -35.33%       N/A           -11.81%
Investors                                                                  -31.50%       N/A           -14.05%
Money Market                                                               -3.40%        N/A            0.84%
New Opportunities                                                          -36.77%       N/A           -11.13%
New Value                                                                  -3.89%        N/A            0.66%
OTC & Emerging Growth                                                      -52.06%       N/A           -25.27%
Research                                                                   -25.66%       N/A           -6.54%
Small Cap Value                                                            10.67%        N/A           13.54%
Utilities Growth and Income                                                -29.09%       N/A           -6.87%
Vista                                                                      -40.08%       N/A           -7.35%
Voyager                                                                    -29.17%       N/A           -6.19%
Voyager II                                                                 -37.40%       N/A           -48.20%

(With the Earnings  Protection  Death  Benefit  Option  (assuming  age of oldest
Contract Owner and Annuitant is 70 or younger on the Rider Application Date) and Retirement Income Guarantee Rider 1)

                                                                                                10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                 -0.82%        N/A            5.09%
Capital Appreciation                                                       -20.90%       N/A           -23.70%
Diversified Income                                                         -3.80%        N/A           -2.80%
The George Putnam Fund of Boston                                           -6.80%        N/A           -2.64%
Global Asset Allocation                                                    -15.61%       N/A           -6.20%
Global Growth                                                              -36.47%       N/A           -12.83%
Growth and Income                                                          -13.53%       N/A           -6.40%
Growth Opportunities                                                       -38.76%       N/A           -35.90%
Health Sciences                                                            -26.64%       N/A            3.03%
High Yield                                                                 -3.67%        N/A           -5.79%
Income                                                                     -0.09%        N/A            0.97%
International Growth                                                       -27.49%       N/A           -2.13%
International Growth and Income                                            -27.68%       N/A           -8.25%
International New Opportunities                                            -35.40%       N/A           -11.91%
Investors                                                                  -31.57%       N/A           -14.15%
Money Market                                                               -3.50%        N/A            0.74%
New Opportunities                                                          -36.84%       N/A           -11.23%
New Value                                                                  -3.99%        N/A            0.56%
OTC & Emerging Growth                                                      -52.11%       N/A           -25.35%
Research                                                                   -25.74%       N/A           -6.64%
Small Cap Value                                                            10.55%        N/A           13.42%
Utilities Growth and Income                                                -29.16%       N/A           -6.97%
Vista                                                                      -40.14%       N/A           -7.45%
Voyager                                                                    -29.25%       N/A           -6.28%
Voyager II                                                                 -37.47%       N/A           -48.26%

(With the MAV Death  Benefit  Option  and the  Enhanced  Beneficiary  Protection
(Annual Increase) Option and Retirement Income Guarantee Rider 1)

                                                                                              10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                 -0.87%        N/A            5.03%
Capital Appreciation                                                       -20.95%       N/A           -23.74%
Diversified Income                                                         -3.85%        N/A           -2.85%
The George Putnam Fund of Boston                                           -6.85%        N/A           -2.69%
Global Asset Allocation                                                    -15.65%       N/A           -6.25%
Global Growth                                                              -36.51%       N/A           -12.88%
Growth and Income                                                          -13.57%       N/A           -6.45%
Growth Opportunities                                                       -38.79%       N/A           -35.93%
Health Sciences                                                            -26.68%       N/A            2.98%
High Yield                                                                 -3.72%        N/A           -5.84%
Income                                                                     -0.14%        N/A            0.92%
International Growth                                                       -27.53%       N/A           -2.18%
International Growth and Income                                            -27.72%       N/A           -8.29%
International New Opportunities                                            -35.44%       N/A           -11.95%
Investors                                                                  -31.61%       N/A           -14.19%
Money Market                                                               -3.55%        N/A            0.68%
New Opportunities                                                          -36.87%       N/A           -11.27%
New Value                                                                  -4.04%        N/A            0.50%
OTC & Emerging Growth                                                      -52.14%       N/A           -25.39%
Research                                                                   -25.78%       N/A           -6.69%
Small Cap Value                                                            10.49%        N/A           13.36%
Utilities Growth and Income                                                -29.20%       N/A           -7.01%
Vista                                                                      -40.17%       N/A           -7.50%
Voyager                                                                    -29.29%       N/A           -6.33%
Voyager II                                                                 -37.50%       N/A           -48.29%

(With the Earnings  Protection  Death  Benefit  Option  (assuming  age of oldest
Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement Income Guarantee Rider 1)

                                                                                     10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                 -0.98%        N/A            4.92%
Capital Appreciation                                                       -21.03%       N/A           -23.82%
Diversified Income                                                         -3.95%        N/A           -2.96%
The George Putnam Fund of Boston                                           -6.95%        N/A           -2.79%
Global Asset Allocation                                                    -15.74%       N/A           -6.35%
Global Growth                                                              -36.58%       N/A           -12.97%
Growth and Income                                                          -13.66%       N/A           -6.55%
Growth Opportunities                                                       -38.86%       N/A           -36.01%
Health Sciences                                                            -26.76%       N/A            2.87%
High Yield                                                                 -3.82%        N/A           -5.94%
Income                                                                     -0.25%        N/A            0.81%
International Growth                                                       -27.60%       N/A           -2.28%
International Growth and Income                                            -27.79%       N/A           -8.39%
International New Opportunities                                            -35.51%       N/A           -12.05%
Investors                                                                  -31.69%       N/A           -14.28%
Money Market                                                               -3.65%        N/A            0.58%
New Opportunities                                                          -36.94%       N/A           -11.37%
New Value                                                                  -4.15%        N/A            0.40%
OTC & Emerging Growth                                                      -52.19%       N/A           -25.48%
Research                                                                   -25.86%       N/A           -6.79%
Small Cap Value                                                            10.38%        N/A           13.24%
Utilities Growth and Income                                                -29.28%       N/A           -7.11%
Vista                                                                      -40.24%       N/A           -7.60%
Voyager                                                                    -29.37%       N/A           -6.43%
Voyager II                                                                 -37.57%       N/A           -48.35%

(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is 70 or younger on the
Rider Application Date) and Retirement Income Guarantee Rider 1)
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                 -0.98%        N/A            4.92%
Capital Appreciation                                                       -21.03%       N/A           -23.82%
Diversified Income                                                         -3.95%        N/A           -2.96%
The George Putnam Fund of Boston                                           -6.95%        N/A           -2.79%
Global Asset Allocation                                                    -15.74%       N/A           -6.35%
Global Growth                                                              -36.58%       N/A           -12.97%
Growth and Income                                                          -13.66%       N/A           -6.55%
Growth Opportunities                                                       -38.86%       N/A           -36.01%
Health Sciences                                                            -26.76%       N/A            2.87%
High Yield                                                                 -3.82%        N/A           -5.94%
Income                                                                     -0.25%        N/A            0.81%
International Growth                                                       -27.60%       N/A           -2.28%
International Growth and Income                                            -27.79%       N/A           -8.39%
International New Opportunities                                            -35.51%       N/A           -12.05%
Investors                                                                  -31.69%       N/A           -14.28%
Money Market                                                               -3.65%        N/A            0.58%
New Opportunities                                                          -36.94%       N/A           -11.37%
New Value                                                                  -4.15%        N/A            0.40%
OTC & Emerging Growth                                                      -52.19%       N/A           -25.48%
Research                                                                   -25.86%       N/A           -6.79%
Small Cap Value                                                            10.38%        N/A           13.24%
Utilities Growth and Income                                                -29.28%       N/A           -7.11%
Vista                                                                      -40.24%       N/A           -7.60%
Voyager                                                                    -29.37%       N/A           -6.43%
Voyager II                                                                 -37.57%       N/A           -48.35%

(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement Income Guarantee Rider 1)

                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                 -1.13%        N/A            4.76%
Capital Appreciation                                                       -21.16%       N/A           -23.94%
Diversified Income                                                         -4.11%        N/A           -3.11%
The George Putnam Fund of Boston                                           -7.10%        N/A           -2.95%
Global Asset Allocation                                                    -15.88%       N/A           -6.49%
Global Growth                                                              -36.68%       N/A           -13.11%
Growth and Income                                                          -13.80%       N/A           -6.69%
Growth Opportunities                                                       -38.96%       N/A           -36.11%
Health Sciences                                                            -26.88%       N/A            2.71%
High Yield                                                                 -3.97%        N/A           -6.09%
Income                                                                     -0.40%        N/A            0.65%
International Growth                                                       -27.72%       N/A           -2.43%
International Growth and Income                                            -27.91%       N/A           -8.54%
International New Opportunities                                            -35.61%       N/A           -12.19%
Investors                                                                  -31.80%       N/A           -14.42%
Money Market                                                               -3.81%        N/A            0.42%
New Opportunities                                                          -37.05%       N/A           -11.51%
New Value                                                                  -4.30%        N/A            0.24%
OTC & Emerging Growth                                                      -52.27%       N/A           -25.60%
Research                                                                   -25.98%       N/A           -6.94%
Small Cap Value                                                            10.20%        N/A           13.07%
Utilities Growth and Income                                                -29.39%       N/A           -7.26%
Vista                                                                      -40.34%       N/A           -7.74%
Voyager                                                                    -29.48%       N/A           -6.58%
Voyager II                                                                 -37.68%       N/A           -48.43%

(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application
Date) and Retirement Income Guarantee Rider 1)
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                 -1.13%        N/A            4.76%
Capital Appreciation                                                       -21.16%       N/A           -23.94%
Diversified Income                                                         -4.11%        N/A           -3.11%
The George Putnam Fund of Boston                                           -7.10%        N/A           -2.95%
Global Asset Allocation                                                    -15.88%       N/A           -6.49%
Global Growth                                                              -36.68%       N/A           -13.11%
Growth and Income                                                          -13.80%       N/A           -6.69%
Growth Opportunities                                                       -38.96%       N/A           -36.11%
Health Sciences                                                            -26.88%       N/A            2.71%
High Yield                                                                 -3.97%        N/A           -6.09%
Income                                                                     -0.40%        N/A            0.65%
International Growth                                                       -27.72%       N/A           -2.43%
International Growth and Income                                            -27.91%       N/A           -8.54%
International New Opportunities                                            -35.61%       N/A           -12.19%
Investors                                                                  -31.80%       N/A           -14.42%
Money Market                                                               -3.81%        N/A            0.42%
New Opportunities                                                          -37.05%       N/A           -11.51%
New Value                                                                  -4.30%        N/A            0.24%
OTC & Emerging Growth                                                      -52.27%       N/A           -25.60%
Research                                                                   -25.98%       N/A           -6.94%
Small Cap Value                                                            10.20%        N/A           13.07%
Utilities Growth and Income                                                -29.39%       N/A           -7.26%
Vista                                                                      -40.34%       N/A           -7.74%
Voyager                                                                    -29.48%       N/A           -6.58%
Voyager II                                                                 -37.68%       N/A           -48.43%

(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider
Application Date) and Retirement Income Guarantee Rider 1)
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                 -1.29%        N/A            4.59%
Capital Appreciation                                                       -21.29%       N/A           -24.07%
Diversified Income                                                         -4.26%        N/A           -3.26%
The George Putnam Fund of Boston                                           -7.25%        N/A           -3.10%
Global Asset Allocation                                                    -16.01%       N/A           -6.64%
Global Growth                                                              -36.78%       N/A           -13.25%
Growth and Income                                                          -13.94%       N/A           -6.84%
Growth Opportunities                                                       -39.06%       N/A           -36.22%
Health Sciences                                                            -27.00%       N/A            2.55%
High Yield                                                                 -4.13%        N/A           -6.23%
Income                                                                     -0.56%        N/A            0.49%
International Growth                                                       -27.84%       N/A           -2.59%
International Growth and Income                                            -28.03%       N/A           -8.68%
International New Opportunities                                            -35.72%       N/A           -12.33%
Investors                                                                  -31.91%       N/A           -14.56%
Money Market                                                               -3.96%        N/A            0.26%
New Opportunities                                                          -37.15%       N/A           -11.65%
New Value                                                                  -4.45%        N/A            0.08%
OTC & Emerging Growth                                                      -52.35%       N/A           -25.72%
Research                                                                   -26.10%       N/A           -7.08%
Small Cap Value                                                            10.03%        N/A           12.89%
Utilities Growth and Income                                                -29.51%       N/A           -7.41%
Vista                                                                      -40.44%       N/A           -7.89%
Voyager                                                                    -29.59%       N/A           -6.73%
Voyager II                                                                 -37.78%       N/A           -48.52%

(With Retirement Income Guarantee Rider 2)
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                 -0.76%        N/A            5.16%
Capital Appreciation                                                       -20.89%       N/A           -23.81%
Diversified Income                                                         -3.75%        N/A           -2.78%
The George Putnam Fund of Boston                                           -6.76%        N/A           -2.62%
Global Asset Allocation                                                    -15.58%       N/A           -6.18%
Global Growth                                                              -36.50%       N/A           -12.80%
Growth and Income                                                          -13.49%       N/A           -6.39%
Growth Opportunities                                                       -38.79%       N/A           -35.98%
Health Sciences                                                            -26.64%       N/A            3.10%
High Yield                                                                 -3.61%        N/A           -5.78%
Income                                                                     -0.02%        N/A            1.00%
International Growth                                                       -27.49%       N/A           -2.06%
International Growth and Income                                            -27.68%       N/A           -8.22%
International New Opportunities                                            -35.43%       N/A           -11.87%
Investors                                                                  -31.59%       N/A           -14.14%
Money Market                                                               -3.44%        N/A            0.77%
New Opportunities                                                          -36.87%       N/A           -11.19%
New Value                                                                  -3.94%        N/A            0.58%
OTC & Emerging Growth                                                      -52.18%       N/A           -25.36%
Research                                                                   -25.74%       N/A           -6.69%
Small Cap Value                                                            10.64%        N/A           13.50%
Utilities Growth and Income                                                -29.17%       N/A           -6.94%
Vista                                                                      -40.18%       N/A           -7.40%
Voyager                                                                    -29.26%       N/A           -6.24%
Voyager II                                                                 -37.50%       N/A           -48.43%

(With  the MAV  Death  Benefit  Option or the  Enhanced  Beneficiary  Protection
(Annual Increase) Option and Retirement Income Guarantee Rider 2)

                                                                                               10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                 -0.91%        N/A            4.99%
Capital Appreciation                                                       -21.02%       N/A           -23.93%
Diversified Income                                                         -3.90%        N/A           -2.94%
The George Putnam Fund of Boston                                           -6.90%        N/A           -2.78%
Global Asset Allocation                                                    -15.72%       N/A           -6.33%
Global Growth                                                              -36.60%       N/A           -12.94%
Growth and Income                                                          -13.63%       N/A           -6.54%
Growth Opportunities                                                       -38.89%       N/A           -36.09%
Health Sciences                                                            -26.76%       N/A            2.94%
High Yield                                                                 -3.76%        N/A           -5.93%
Income                                                                     -0.18%        N/A            0.84%
International Growth                                                       -27.61%       N/A           -2.22%
International Growth and Income                                            -27.80%       N/A           -8.37%
International New Opportunities                                            -35.53%       N/A           -12.01%
Investors                                                                  -31.70%       N/A           -14.28%
Money Market                                                               -3.60%        N/A            0.61%
New Opportunities                                                          -36.97%       N/A           -11.33%
New Value                                                                  -4.09%        N/A            0.42%
OTC & Emerging Growth                                                      -52.26%       N/A           -25.49%
Research                                                                   -25.86%       N/A           -6.84%
Small Cap Value                                                            10.47%        N/A           13.32%
Utilities Growth and Income                                                -29.29%       N/A           -7.09%
Vista                                                                      -40.28%       N/A           -7.55%
Voyager                                                                    -29.37%       N/A           -6.39%
Voyager II                                                                 -37.60%       N/A           -48.52%

(With the Earnings  Protection  Death  Benefit  Option  (assuming  age of oldest
Contract Owner and Annuitant is 70 or younger on the Rider Application Date) and Retirement Income Guarantee Rider 2)

                                                                                     10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                 -1.02%        N/A            4.88%
Capital Appreciation                                                       -21.10%       N/A           -24.01%
Diversified Income                                                         -4.00%        N/A           -3.04%
The George Putnam Fund of Boston                                           -7.00%        N/A           -2.88%
Global Asset Allocation                                                    -15.81%       N/A           -6.43%
Global Growth                                                              -36.67%       N/A           -13.03%
Growth and Income                                                          -13.73%       N/A           -6.64%
Growth Opportunities                                                       -38.96%       N/A           -36.16%
Health Sciences                                                            -26.84%       N/A            2.83%
High Yield                                                                 -3.87%        N/A           -6.03%
Income                                                                     -0.29%        N/A            0.73%
International Growth                                                       -27.69%       N/A           -2.32%
International Growth and Income                                            -27.88%       N/A           -8.47%
International New Opportunities                                            -35.60%       N/A           -12.10%
Investors                                                                  -31.77%       N/A           -14.37%
Money Market                                                               -3.70%        N/A            0.51%
New Opportunities                                                          -37.04%       N/A           -11.43%
New Value                                                                  -4.19%        N/A            0.32%
OTC & Emerging Growth                                                      -52.31%       N/A           -25.57%
Research                                                                   -25.94%       N/A           -6.94%
Small Cap Value                                                            10.35%        N/A           13.20%
Utilities Growth and Income                                                -29.36%       N/A           -7.19%
Vista                                                                      -40.34%       N/A           -7.64%
Voyager                                                                    -29.45%       N/A           -6.48%
Voyager II                                                                 -37.67%       N/A           -48.58%

(With the MAV Death  Benefit  Option  and the  Enhanced  Beneficiary  Protection
(Annual Increase) Option and Retirement Income Guarantee Rider 2)

                                                                                   10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                 -1.07%        N/A            4.83%
Capital Appreciation                                                       -21.15%       N/A           -24.06%
Diversified Income                                                         -4.05%        N/A           -3.09%
The George Putnam Fund of Boston                                           -7.05%        N/A           -2.93%
Global Asset Allocation                                                    -15.85%       N/A           -6.48%
Global Growth                                                              -36.71%       N/A           -13.08%
Growth and Income                                                          -13.77%       N/A           -6.69%
Growth Opportunities                                                       -38.99%       N/A           -36.20%
Health Sciences                                                            -26.88%       N/A            2.78%
High Yield                                                                 -3.92%        N/A           -6.08%
Income                                                                     -0.34%        N/A            0.68%
International Growth                                                       -27.73%       N/A           -2.37%
International Growth and Income                                            -27.92%       N/A           -8.52%
International New Opportunities                                            -35.64%       N/A           -12.15%
Investors                                                                  -31.81%       N/A           -14.42%
Money Market                                                               -3.75%        N/A            0.46%
New Opportunities                                                          -37.07%       N/A           -11.47%
New Value                                                                  -4.24%        N/A            0.26%
OTC & Emerging Growth                                                      -52.34%       N/A           -25.61%
Research                                                                   -25.98%       N/A           -6.99%
Small Cap Value                                                            10.29%        N/A           13.14%
Utilities Growth and Income                                                -29.40%       N/A           -7.24%
Vista                                                                      -40.37%       N/A           -7.69%
Voyager                                                                    -29.49%       N/A           -6.53%
Voyager II                                                                 -37.70%       N/A           -48.60%

(With the Earnings  Protection  Death  Benefit  Option  (assuming  age of oldest
Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement Income Guarantee Rider 2)

                                                                              10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                 -1.18%        N/A            4.72%
Capital Appreciation                                                       -21.23%       N/A           -24.14%
Diversified Income                                                         -4.15%        N/A           -3.19%
The George Putnam Fund of Boston                                           -7.15%        N/A           -3.03%
Global Asset Allocation                                                    -15.94%       N/A           -6.57%
Global Growth                                                              -36.78%       N/A           -13.17%
Growth and Income                                                          -13.86%       N/A           -6.79%
Growth Opportunities                                                       -39.06%       N/A           -36.27%
Health Sciences                                                            -26.96%       N/A            2.67%
High Yield                                                                 -4.02%        N/A           -6.18%
Income                                                                     -0.45%        N/A            0.58%
International Growth                                                       -27.80%       N/A           -2.47%
International Growth and Income                                            -27.99%       N/A           -8.61%
International New Opportunities                                            -35.71%       N/A           -12.25%
Investors                                                                  -31.89%       N/A           -14.51%
Money Market                                                               -3.85%        N/A            0.35%
New Opportunities                                                          -37.14%       N/A           -11.57%
New Value                                                                  -4.35%        N/A            0.16%
OTC & Emerging Growth                                                      -52.39%       N/A           -25.69%
Research                                                                   -26.06%       N/A           -7.08%
Small Cap Value                                                            10.18%        N/A           13.03%
Utilities Growth and Income                                                -29.48%       N/A           -7.34%
Vista                                                                      -40.44%       N/A           -7.79%
Voyager                                                                    -29.57%       N/A           -6.63%
Voyager II                                                                 -37.77%       N/A           -48.66%

(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is 70 or younger on the
Rider Application Date) and Retirement Income Guarantee Rider 2)
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                 -1.18%        N/A            4.72%
Capital Appreciation                                                       -21.23%       N/A           -24.14%
Diversified Income                                                         -4.15%        N/A           -3.19%
The George Putnam Fund of Boston                                           -7.15%        N/A           -3.03%
Global Asset Allocation                                                    -15.94%       N/A           -6.57%
Global Growth                                                              -36.78%       N/A           -13.17%
Growth and Income                                                          -13.86%       N/A           -6.79%
Growth Opportunities                                                       -39.06%       N/A           -36.27%
Health Sciences                                                            -26.96%       N/A            2.67%
High Yield                                                                 -4.02%        N/A           -6.18%
Income                                                                     -0.45%        N/A            0.58%
International Growth                                                       -27.80%       N/A           -2.47%
International Growth and Income                                            -27.99%       N/A           -8.61%
International New Opportunities                                            -35.71%       N/A           -12.25%
Investors                                                                  -31.89%       N/A           -14.51%
Money Market                                                               -3.85%        N/A            0.35%
New Opportunities                                                          -37.14%       N/A           -11.57%
New Value                                                                  -4.35%        N/A            0.16%
OTC & Emerging Growth                                                      -52.39%       N/A           -25.69%
Research                                                                   -26.06%       N/A           -7.08%
Small Cap Value                                                            10.18%        N/A           13.03%
Utilities Growth and Income                                                -29.48%       N/A           -7.34%
Vista                                                                      -40.44%       N/A           -7.79%
Voyager                                                                    -29.57%       N/A           -6.63%
Voyager II                                                                 -37.77%       N/A           -48.66%

(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement Income Guarantee Rider 2)

                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                 -1.33%        N/A            4.55%
Capital Appreciation                                                       -21.36%       N/A           -24.26%
Diversified Income                                                         -4.31%        N/A           -3.35%
The George Putnam Fund of Boston                                           -7.30%        N/A           -3.19%
Global Asset Allocation                                                    -16.08%       N/A           -6.72%
Global Growth                                                              -36.88%       N/A           -13.31%
Growth and Income                                                          -14.00%       N/A           -6.94%
Growth Opportunities                                                       -39.16%       N/A           -36.38%
Health Sciences                                                            -27.08%       N/A            2.51%
High Yield                                                                 -4.17%        N/A           -6.33%
Income                                                                     -0.60%        N/A            0.42%
International Growth                                                       -27.92%       N/A           -2.63%
International Growth and Income                                            -28.11%       N/A           -8.76%
International New Opportunities                                            -35.81%       N/A           -12.39%
Investors                                                                  -32.00%       N/A           -14.65%
Money Market                                                               -4.01%        N/A            0.19%
New Opportunities                                                          -37.25%       N/A           -11.71%
New Value                                                                  -4.50%        N/A            0.00%
OTC & Emerging Growth                                                      -52.47%       N/A           -25.82%
Research                                                                   -26.18%       N/A           -7.23%
Small Cap Value                                                            10.00%        N/A           12.85%
Utilities Growth and Income                                                -29.59%       N/A           -7.48%
Vista                                                                      -40.54%       N/A           -7.94%
Voyager                                                                    -29.68%       N/A           -6.78%
Voyager II                                                                 -37.88%       N/A           -48.75%

(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application
Date) and Retirement Income Guarantee Rider 2)
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                 -1.33%        N/A            4.55%
Capital Appreciation                                                       -21.36%       N/A           -24.26%
Diversified Income                                                         -4.31%        N/A           -3.35%
The George Putnam Fund of Boston                                           -7.30%        N/A           -3.19%
Global Asset Allocation                                                    -16.08%       N/A           -6.72%
Global Growth                                                              -36.88%       N/A           -13.31%
Growth and Income                                                          -14.00%       N/A           -6.94%
Growth Opportunities                                                       -39.16%       N/A           -36.38%
Health Sciences                                                            -27.08%       N/A            2.51%
High Yield                                                                 -4.17%        N/A           -6.33%
Income                                                                     -0.60%        N/A            0.42%
International Growth                                                       -27.92%       N/A           -2.63%
International Growth and Income                                            -28.11%       N/A           -8.76%
International New Opportunities                                            -35.81%       N/A           -12.39%
Investors                                                                  -32.00%       N/A           -14.65%
Money Market                                                               -4.01%        N/A            0.19%
New Opportunities                                                          -37.25%       N/A           -11.71%
New Value                                                                  -4.50%        N/A            0.00%
OTC & Emerging Growth                                                      -52.47%       N/A           -25.82%
Research                                                                   -26.18%       N/A           -7.23%
Small Cap Value                                                            10.00%        N/A           12.85%
Utilities Growth and Income                                                -29.59%       N/A           -7.48%
Vista                                                                      -40.54%       N/A           -7.94%
Voyager                                                                    -29.68%       N/A           -6.78%

(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider
Application Date) and Retirement Income Guarantee Rider 2)

                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                 -1.49%        N/A            4.39%
Capital Appreciation                                                       -21.49%       N/A           -24.38%
Diversified Income                                                         -4.46%        N/A           -3.50%
The George Putnam Fund of Boston                                           -7.45%        N/A           -3.34%
Global Asset Allocation                                                    -16.21%       N/A           -6.87%
Global Growth                                                              -36.98%       N/A           -13.45%
Growth and Income                                                          -14.14%       N/A           -7.09%
Growth Opportunities                                                       -39.26%       N/A           -36.49%
Health Sciences                                                            -27.20%       N/A            2.35%
High Yield                                                                 -4.33%        N/A           -6.48%
Income                                                                     -0.76%        N/A            0.26%
International Growth                                                       -28.04%       N/A           -2.78%
International Growth and Income                                            -28.23%       N/A           -8.90%
International New Opportunities                                            -35.92%       N/A           -12.53%
Investors                                                                  -32.11%       N/A           -14.78%
Money Market                                                               -4.16%        N/A            0.03%
New Opportunities                                                          -37.35%       N/A           -11.85%
New Value                                                                  -4.65%        N/A           -0.16%
OTC & Emerging Growth                                                      -52.55%       N/A           -25.94%
Research                                                                   -26.30%       N/A           -7.38%
Small Cap Value                                                             9.83%        N/A           12.68%
Utilities Growth and Income                                                -29.71%       N/A           -7.63%
Vista                                                                      -40.64%       N/A           -8.08%
Voyager                                                                    -29.79%       N/A           -6.93%
Voyager II                                                                 -37.98%       N/A           -48.84%


Non-Standardized Total Returns


Set out below are the non-standardized total returns for each Variable
Sub-Account since its inception through December 31, 2001. All of the Variable
Sub-Accounts commenced operations on April 30, 1999 except for the Putnam
American Government Income and Putnam Growth Opportunities Variable
Sub-Accounts, which commenced operations on February 4, 2000, the Putnam
Technology Variable Sub-Account, which commenced operations on July 17, 2000, and the Putnam Capital Appreciation and Putnam Voyager II Variable Sub-Accounts, which commenced operations on October 2, 2000. The non-standardized total returns shown below do not reflect the withdrawal charge or the $30 annual contract maintenance charge that may be imposed under the Putnam Allstate
Advisor Preferred Contract.


(Without any optional benefits)
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  7.84%        N/A            9.24%
Capital Appreciation                                                       -12.95%       N/A           -17.34%
Diversified Income                                                          4.75%        N/A           -0.29%
The George Putnam Fund of Boston                                            1.64%        N/A           -0.13%
Global Asset Allocation                                                    -7.47%        N/A           -3.61%
Global Growth                                                              -29.07%       N/A           -10.08%
Growth and Income                                                          -5.31%        N/A           -3.82%
Growth Opportunities                                                       -31.44%       N/A           -31.05%
Health Sciences                                                            -18.89%       N/A            5.48%
High Yield                                                                  4.89%        N/A           -3.22%
Income                                                                      8.60%        N/A            3.42%
International Growth                                                       -19.77%       N/A            0.40%
International Growth and Income                                            -19.97%       N/A           -5.61%
International New Opportunities                                            -27.96%       N/A           -9.17%
Investors                                                                  -24.00%       N/A           -11.37%
Money Market                                                                5.07%        N/A            3.20%
New Opportunities                                                          -29.45%       N/A           -8.51%
New Value                                                                   4.55%        N/A            3.01%
OTC & Emerging Growth                                                      -45.26%       N/A           -22.17%
Research                                                                   -17.96%       N/A           -4.08%
Small Cap Value                                                            19.61%        N/A           15.74%
Utilities Growth and Income                                                -21.50%       N/A           -4.36%
Vista                                                                      -32.87%       N/A           -4.82%
Voyager                                                                    -21.60%       N/A           -3.68%
Voyager II                                                                 -30.11%       N/A           -42.14%


(With  the MAV  Death  Benefit  Option or the  Enhanced  Beneficiary  Protection
(Annual Increase) Option)

                                                                                                 10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  4.70%        N/A            8.04%
Capital Appreciation                                                       -15.40%       N/A           -18.78%
Diversified Income                                                          1.72%        N/A           -0.70%
The George Putnam Fund of Boston                                           -1.29%        N/A           -0.53%
Global Asset Allocation                                                    -10.10%       N/A           -4.01%
Global Growth                                                              -30.98%       N/A           -10.47%
Growth and Income                                                          -8.02%        N/A           -4.18%
Growth Opportunities                                                       -33.27%       N/A           -31.54%
Health Sciences                                                            -21.15%       N/A            4.95%
High Yield                                                                  1.85%        N/A           -3.59%
Income                                                                      5.44%        N/A            2.97%
International Growth                                                       -21.99%       N/A           -0.11%
International Growth and Income                                            -22.18%       N/A           -6.01%
International New Opportunities                                            -29.92%       N/A           -9.59%
Investors                                                                  -26.08%       N/A           -11.70%
Money Market                                                                2.02%        N/A            2.74%
New Opportunities                                                          -31.35%       N/A           -8.93%
New Value                                                                   1.53%        N/A            2.58%
OTC & Emerging Growth                                                      -46.64%       N/A           -22.43%
Research                                                                   -20.24%       N/A           -4.34%
Small Cap Value                                                            16.08%        N/A           15.15%
Utilities Growth and Income                                                -23.67%       N/A           -4.76%
Vista                                                                      -34.66%       N/A           -5.28%
Voyager                                                                    -23.76%       N/A           -4.14%
Voyager II                                                                 -31.98%       N/A           -42.95%

(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is 70 or younger on the Rider Application Date))
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  4.60%        N/A            7.93%
Capital Appreciation                                                       -15.49%       N/A           -18.86%
Diversified Income                                                          1.62%        N/A           -0.80%
The George Putnam Fund of Boston                                           -1.39%        N/A           -0.63%
Global Asset Allocation                                                    -10.19%       N/A           -4.11%
Global Growth                                                              -31.05%       N/A           -10.56%
Growth and Income                                                          -8.11%        N/A           -4.28%
Growth Opportunities                                                       -33.34%       N/A           -31.61%
Health Sciences                                                            -21.23%       N/A            4.84%
High Yield                                                                  1.75%        N/A           -3.69%
Income                                                                      5.33%        N/A            2.87%
International Growth                                                       -22.07%       N/A           -0.21%
International Growth and Income                                            -22.26%       N/A           -6.10%
International New Opportunities                                            -29.99%       N/A           -9.68%
Investors                                                                  -26.16%       N/A           -11.79%
Money Market                                                                1.92%        N/A            2.64%
New Opportunities                                                          -31.42%       N/A           -9.02%
New Value                                                                   1.42%        N/A            2.48%
OTC & Emerging Growth                                                      -46.70%       N/A           -22.50%
Research                                                                   -20.32%       N/A           -4.43%
Small Cap Value                                                            15.97%        N/A           15.03%
Utilities Growth and Income                                                -23.75%       N/A           -4.86%
Vista                                                                      -34.72%       N/A           -5.37%
Voyager                                                                    -23.83%       N/A           -4.24%
Voyager II                                                                 -32.05%       N/A           -43.01%

(With the MAV Death  Benefit  Option  and the  Enhanced  Beneficiary  Protection
(Annual Increase) Option)

                                                                                            10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  4.55%        N/A            7.88%
Capital Appreciation                                                       -15.53%       N/A           -18.90%
Diversified Income                                                          1.56%        N/A           -0.85%
The George Putnam Fund of Boston                                           -1.44%        N/A           -0.68%
Global Asset Allocation                                                    -10.24%       N/A           -4.15%
Global Growth                                                              -31.09%       N/A           -10.60%
Growth and Income                                                          -8.16%        N/A           -4.33%
Growth Opportunities                                                       -33.37%       N/A           -31.64%
Health Sciences                                                            -21.26%       N/A            4.79%
High Yield                                                                  1.70%        N/A           -3.74%
Income                                                                      5.28%        N/A            2.82%
International Growth                                                       -22.11%       N/A           -0.26%
International Growth and Income                                            -22.30%       N/A           -6.15%
International New Opportunities                                            -30.02%       N/A           -9.72%
Investors                                                                  -26.19%       N/A           -11.84%
Money Market                                                                1.87%        N/A            2.58%
New Opportunities                                                          -31.46%       N/A           -9.06%
New Value                                                                   1.37%        N/A            2.43%
OTC & Emerging Growth                                                      -46.72%       N/A           -22.54%
Research                                                                   -20.36%       N/A           -4.48%
Small Cap Value                                                            15.91%        N/A           14.97%
Utilities Growth and Income                                                -23.78%       N/A           -4.91%
Vista                                                                      -34.76%       N/A           -5.42%
Voyager                                                                    -23.87%       N/A           -4.28%
Voyager II                                                                 -32.09%       N/A           -43.04%

(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is between 71 and 79 on the Rider Application
Date))
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  4.44%        N/A            7.77%
Capital Appreciation                                                       -15.61%       N/A           -18.98%
Diversified Income                                                          1.46%        N/A           -0.95%
The George Putnam Fund of Boston                                           -1.54%        N/A           -0.78%
Global Asset Allocation                                                    -10.33%       N/A           -4.25%
Global Growth                                                              -31.16%       N/A           -10.69%
Growth and Income                                                          -8.25%        N/A           -4.42%
Growth Opportunities                                                       -33.44%       N/A           -31.71%
Health Sciences                                                            -21.34%       N/A            4.68%
High Yield                                                                  1.60%        N/A           -3.83%
Income                                                                      5.17%        N/A            2.72%
International Growth                                                       -22.19%       N/A           -0.36%
International Growth and Income                                            -22.38%       N/A           -6.24%
International New Opportunities                                            -30.09%       N/A           -9.81%
Investors                                                                  -26.27%       N/A           -11.92%
Money Market                                                                1.76%        N/A            2.48%
New Opportunities                                                          -31.53%       N/A           -9.15%
New Value                                                                   1.27%        N/A            2.32%
OTC & Emerging Growth                                                      -46.78%       N/A           -22.62%
Research                                                                   -20.44%       N/A           -4.58%
Small Cap Value                                                            15.79%        N/A           14.86%
Utilities Growth and Income                                                -23.86%       N/A           -5.00%
Vista                                                                      -34.82%       N/A           -5.52%
Voyager                                                                    -23.95%       N/A           -4.38%
Voyager II                                                                 -32.16%       N/A           -43.09%

(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is 70 or younger on the
Rider Application Date))
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  4.44%        N/A            7.77%
Capital Appreciation                                                       -15.61%       N/A           -18.98%
Diversified Income                                                          1.46%        N/A           -0.95%
The George Putnam Fund of Boston                                           -1.54%        N/A           -0.78%
Global Asset Allocation                                                    -10.33%       N/A           -4.25%
Global Growth                                                              -31.16%       N/A           -10.69%
Growth and Income                                                          -8.25%        N/A           -4.42%
Growth Opportunities                                                       -33.44%       N/A           -31.71%
Health Sciences                                                            -21.34%       N/A            4.68%
High Yield                                                                  1.60%        N/A           -3.83%
Income                                                                      5.17%        N/A            2.72%
International Growth                                                       -22.19%       N/A           -0.36%
International Growth and Income                                            -22.38%       N/A           -6.24%
International New Opportunities                                            -30.09%       N/A           -9.81%
Investors                                                                  -26.27%       N/A           -11.92%
Money Market                                                                1.76%        N/A            2.48%
New Opportunities                                                          -31.53%       N/A           -9.15%
New Value                                                                   1.27%        N/A            2.32%
OTC & Emerging Growth                                                      -46.78%       N/A           -22.62%
Research                                                                   -20.44%       N/A           -4.58%
Small Cap Value                                                            15.79%        N/A           14.86%
Utilities Growth and Income                                                -23.86%       N/A           -5.00%
Vista                                                                      -34.82%       N/A           -5.52%
Voyager                                                                    -23.95%       N/A           -4.38%
Voyager II                                                                 -32.16%       N/A           -43.09%

(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the
Rider Application Date))
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  4.28%        N/A            7.61%
Capital Appreciation                                                       -15.74%       N/A           -19.10%
Diversified Income                                                          1.31%        N/A           -1.09%
The George Putnam Fund of Boston                                           -1.68%        N/A           -0.93%
Global Asset Allocation                                                    -10.46%       N/A           -4.39%
Global Growth                                                              -31.26%       N/A           -10.83%
Growth and Income                                                          -8.39%        N/A           -4.57%
Growth Opportunities                                                       -33.54%       N/A           -31.81%
Health Sciences                                                            -21.46%       N/A            4.53%
High Yield                                                                  1.44%        N/A           -3.98%
Income                                                                      5.01%        N/A            2.56%
International Growth                                                       -22.30%       N/A           -0.51%
International Growth and Income                                            -22.50%       N/A           -6.38%
International New Opportunities                                            -30.20%       N/A           -9.95%
Investors                                                                  -26.38%       N/A           -12.06%
Money Market                                                                1.61%        N/A            2.33%
New Opportunities                                                          -31.63%       N/A           -9.29%
New Value                                                                   1.12%        N/A            2.17%
OTC & Emerging Growth                                                      -46.86%       N/A           -22.74%
Research                                                                   -20.56%       N/A           -4.72%
Small Cap Value                                                            15.62%        N/A           14.69%
Utilities Growth and Income                                                -23.98%       N/A           -5.14%
Vista                                                                      -34.92%       N/A           -5.66%
Voyager                                                                    -24.06%       N/A           -4.52%
Voyager II                                                                 -32.26%       N/A           -43.18%


(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application
Date))
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  4.28%        N/A            7.61%
Capital Appreciation                                                       -15.74%       N/A           -19.10%
Diversified Income                                                          1.31%        N/A           -1.09%
The George Putnam Fund of Boston                                           -1.68%        N/A           -0.93%
Global Asset Allocation                                                    -10.46%       N/A           -4.39%
Global Growth                                                              -31.26%       N/A           -10.83%
Growth and Income                                                          -8.39%        N/A           -4.57%
Growth Opportunities                                                       -33.54%       N/A           -31.81%
Health Sciences                                                            -21.46%       N/A            4.53%
High Yield                                                                  1.44%        N/A           -3.98%
Income                                                                      5.01%        N/A            2.56%
International Growth                                                       -22.30%       N/A           -0.51%
International Growth and Income                                            -22.50%       N/A           -6.38%
International New Opportunities                                            -30.20%       N/A           -9.95%
Investors                                                                  -26.38%       N/A           -12.06%
Money Market                                                                1.61%        N/A            2.33%
New Opportunities                                                          -31.63%       N/A           -9.29%
New Value                                                                   1.12%        N/A            2.17%
OTC & Emerging Growth                                                      -46.86%       N/A           -22.74%
Research                                                                   -20.56%       N/A           -4.72%
Small Cap Value                                                            15.62%        N/A           14.69%
Utilities Growth and Income                                                -23.98%       N/A           -5.14%
Vista                                                                      -34.92%       N/A           -5.66%
Voyager                                                                    -24.06%       N/A           -4.52%
Voyager II                                                                 -32.26%       N/A           -43.18%

(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider
Application Date)
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  4.13%        N/A            7.45%
Capital Appreciation                                                       -15.87%       N/A           -19.23%
Diversified Income                                                          1.16%        N/A           -1.24%
The George Putnam Fund of Boston                                           -1.83%        N/A           -1.08%
Global Asset Allocation                                                    -10.60%       N/A           -4.54%
Global Growth                                                              -31.37%       N/A           -10.96%
Growth and Income                                                          -8.52%        N/A           -4.71%
Growth Opportunities                                                       -33.64%       N/A           -31.92%
Health Sciences                                                            -21.58%       N/A            4.37%
High Yield                                                                  1.29%        N/A           -4.12%
Income                                                                      4.85%        N/A            2.41%
International Growth                                                       -22.42%       N/A           -0.65%
International Growth and Income                                            -22.61%       N/A           -6.52%
International New Opportunities                                            -30.30%       N/A           -10.08%
Investors                                                                  -26.49%       N/A           -12.19%
Money Market                                                                1.46%        N/A            2.18%
New Opportunities                                                          -31.73%       N/A           -9.43%
New Value                                                                   0.97%        N/A            2.02%
OTC & Emerging Growth                                                      -46.94%       N/A           -22.85%
Research                                                                   -20.68%       N/A           -4.86%
Small Cap Value                                                            15.44%        N/A           14.52%
Utilities Growth and Income                                                -24.09%       N/A           -5.29%
Vista                                                                      -35.02%       N/A           -5.80%
Voyager                                                                    -24.18%       N/A           -4.67%
Voyager II                                                                 -32.36%       N/A           -43.26%

(With Retirement Income Guarantee Rider 1)
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  4.13%        N/A            7.45%
Capital Appreciation                                                       -15.87%       N/A           -19.23%
Diversified Income                                                          1.16%        N/A           -1.24%
The George Putnam Fund of Boston                                           -1.83%        N/A           -1.08%
Global Asset Allocation                                                    -10.60%       N/A           -4.54%
Global Growth                                                              -31.37%       N/A           -10.96%
Growth and Income                                                          -8.52%        N/A           -4.71%
Growth Opportunities                                                       -33.64%       N/A           -31.92%
Health Sciences                                                            -21.58%       N/A            4.37%
High Yield                                                                  1.29%        N/A           -4.12%
Income                                                                      4.85%        N/A            2.41%
International Growth                                                       -22.42%       N/A           -0.65%
International Growth and Income                                            -22.61%       N/A           -6.52%
International New Opportunities                                            -30.30%       N/A           -10.08%
Investors                                                                  -26.49%       N/A           -12.19%
Money Market                                                                1.46%        N/A            2.18%
New Opportunities                                                          -31.73%       N/A           -9.43%
New Value                                                                   0.97%        N/A            2.02%
OTC & Emerging Growth                                                      -46.94%       N/A           -22.85%
Research                                                                   -20.68%       N/A           -4.86%
Small Cap Value                                                            15.44%        N/A           14.52%
Utilities Growth and Income                                                -24.09%       N/A           -5.29%
Vista                                                                      -35.02%       N/A           -5.80%
Voyager                                                                    -24.18%       N/A           -4.67%
Voyager II                                                                 -32.36%       N/A           -43.26%

(With  the MAV  Death  Benefit  Option or the  Enhanced  Beneficiary  Protection
(Annual Increase) Option and Retirement Income Guarantee Rider 1)

                                                                                          10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  4.45%        N/A            7.79%
Capital Appreciation                                                       -15.65%       N/A           -19.17%
Diversified Income                                                          1.47%        N/A           -0.98%
The George Putnam Fund of Boston                                           -1.54%        N/A           -0.82%
Global Asset Allocation                                                    -10.35%       N/A           -4.29%
Global Growth                                                              -31.23%       N/A           -10.71%
Growth and Income                                                          -8.27%        N/A           -4.48%
Growth Opportunities                                                       -33.52%       N/A           -31.85%
Health Sciences                                                            -21.40%       N/A            4.70%
High Yield                                                                  1.60%        N/A           -3.88%
Income                                                                      5.19%        N/A            2.69%
International Growth                                                       -22.24%       N/A           -0.34%
International Growth and Income                                            -22.43%       N/A           -6.28%
International New Opportunities                                            -30.17%       N/A           -9.82%
Investors                                                                  -26.33%       N/A           -11.97%
Money Market                                                                1.77%        N/A            2.46%
New Opportunities                                                          -31.60%       N/A           -9.16%
New Value                                                                   1.28%        N/A            2.29%
OTC & Emerging Growth                                                      -46.89%       N/A           -22.68%
Research                                                                   -20.49%       N/A           -4.69%
Small Cap Value                                                            15.83%        N/A           14.88%
Utilities Growth and Income                                                -23.92%       N/A           -5.03%
Vista                                                                      -34.91%       N/A           -5.51%
Voyager                                                                    -24.01%       N/A           -4.38%
Voyager II                                                                 -32.23%       N/A           -43.34%

(With the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application Date) and Retirement Income Guarantee Rider 1)


                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  4.35%        N/A            7.68%
Capital Appreciation                                                       -15.74%       N/A           -19.25%
Diversified Income                                                          1.37%        N/A           -1.08%
The George Putnam Fund of Boston                                           -1.64%        N/A           -0.92%
Global Asset Allocation                                                    -10.44%       N/A           -4.38%
Global Growth                                                              -31.30%       N/A           -10.80%
Growth and Income                                                          -8.36%        N/A           -4.57%
Growth Opportunities                                                       -33.59%       N/A           -31.92%
Health Sciences                                                            -21.48%       N/A            4.59%
High Yield                                                                  1.50%        N/A           -3.98%
Income                                                                      5.08%        N/A            2.59%
International Growth                                                       -22.32%       N/A           -0.44%
International Growth and Income                                            -22.51%       N/A           -6.37%
International New Opportunities                                            -30.24%       N/A           -9.92%
Investors                                                                  -26.41%       N/A           -12.06%
Money Market                                                                1.67%        N/A            2.36%
New Opportunities                                                          -31.67%       N/A           -9.26%
New Value                                                                   1.17%        N/A            2.19%
OTC & Emerging Growth                                                      -46.95%       N/A           -22.76%
Research                                                                   -20.57%       N/A           -4.79%
Small Cap Value                                                            15.72%        N/A           14.77%
Utilities Growth and Income                                                -24.00%       N/A           -5.13%
Vista                                                                      -34.97%       N/A           -5.61%
Voyager                                                                    -24.08%       N/A           -4.48%
Voyager II                                                                 -32.30%       N/A           -43.39%

(With the MAV Death Benefit Option and the Enhanced Beneficiary Protection
Annual Increase) Option and Retirement Income Guarantee Rider 1)


                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  4.30%        N/A            7.63%
Capital Appreciation                                                       -15.78%       N/A           -19.29%
Diversified Income                                                          1.31%        N/A           -1.13%
The George Putnam Fund of Boston                                           -1.69%        N/A           -0.97%
Global Asset Allocation                                                    -10.49%       N/A           -4.43%
Global Growth                                                              -31.34%       N/A           -10.85%
Growth and Income                                                          -8.41%        N/A           -4.62%
Growth Opportunities                                                       -33.62%       N/A           -31.95%
Health Sciences                                                            -21.51%       N/A            4.54%
High Yield                                                                  1.45%        N/A           -4.03%
Income                                                                      5.03%        N/A            2.54%
International Growth                                                       -22.36%       N/A           -0.49%
International Growth and Income                                            -22.55%       N/A           -6.42%
International New Opportunities                                            -30.27%       N/A           -9.96%
Investors                                                                  -26.44%       N/A           -12.11%
Money Market                                                                1.62%        N/A            2.31%
New Opportunities                                                          -31.71%       N/A           -9.30%
New Value                                                                   1.12%        N/A            2.14%
OTC & Emerging Growth                                                      -46.97%       N/A           -22.80%
Research                                                                   -20.61%       N/A           -4.84%
Small Cap Value                                                            15.66%        N/A           14.71%
Utilities Growth and Income                                                -24.03%       N/A           -5.18%
Vista                                                                      -35.01%       N/A           -5.66%
Voyager                                                                    -24.12%       N/A           -4.52%
Voyager II                                                                 -32.34%       N/A           -43.42%

(With the Earnings  Protection  Death  Benefit  Option  (assuming  age of oldest
Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement Income Guarantee Rider 1)

                                                                                                10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  4.19%        N/A            7.52%
Capital Appreciation                                                       -15.86%       N/A           -19.37%
Diversified Income                                                          1.21%        N/A           -1.23%
The George Putnam Fund of Boston                                           -1.79%        N/A           -1.07%
Global Asset Allocation                                                    -10.58%       N/A           -4.53%
Global Growth                                                              -31.41%       N/A           -10.94%
Growth and Income                                                          -8.50%        N/A           -4.72%
Growth Opportunities                                                       -33.69%       N/A           -32.02%
Health Sciences                                                            -21.59%       N/A            4.44%
High Yield                                                                  1.35%        N/A           -4.12%
Income                                                                      4.92%        N/A            2.43%
International Growth                                                       -22.44%       N/A           -0.59%
International Growth and Income                                            -22.63%       N/A           -6.51%
International New Opportunities                                            -30.34%       N/A           -10.05%
Investors                                                                  -26.52%       N/A           -12.19%
Money Market                                                                1.51%        N/A            2.21%
New Opportunities                                                          -31.78%       N/A           -9.39%
New Value                                                                   1.02%        N/A            2.03%
OTC & Emerging Growth                                                      -47.03%       N/A           -22.88%
Research                                                                   -20.69%       N/A           -4.93%
Small Cap Value                                                            15.54%        N/A           14.59%
Utilities Growth and Income                                                -24.11%       N/A           -5.27%
Vista                                                                      -35.07%       N/A           -5.75%
Voyager                                                                    -24.20%       N/A           -4.62%
Voyager II                                                                 -32.41%       N/A           -43.48%

(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is 70 or younger on the
Rider Application Date) and Retirement Income Guarantee Rider 1)
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  4.19%        N/A            7.52%
Capital Appreciation                                                       -15.86%       N/A           -19.37%
Diversified Income                                                          1.21%        N/A           -1.23%
The George Putnam Fund of Boston                                           -1.79%        N/A           -1.07%
Global Asset Allocation                                                    -10.58%       N/A           -4.53%
Global Growth                                                              -31.41%       N/A           -10.94%
Growth and Income                                                          -8.50%        N/A           -4.72%
Growth Opportunities                                                       -33.69%       N/A           -32.02%
Health Sciences                                                            -21.59%       N/A            4.44%
High Yield                                                                  1.35%        N/A           -4.12%
Income                                                                      4.92%        N/A            2.43%
International Growth                                                       -22.44%       N/A           -0.59%
International Growth and Income                                            -22.63%       N/A           -6.51%
International New Opportunities                                            -30.34%       N/A           -10.05%
Investors                                                                  -26.52%       N/A           -12.19%
Money Market                                                                1.51%        N/A            2.21%
New Opportunities                                                          -31.78%       N/A           -9.39%
New Value                                                                   1.02%        N/A            2.03%
OTC & Emerging Growth                                                      -47.03%       N/A           -22.88%
Research                                                                   -20.69%       N/A           -4.93%
Small Cap Value                                                            15.54%        N/A           14.59%
Utilities Growth and Income                                                -24.11%       N/A           -5.27%
Vista                                                                      -35.07%       N/A           -5.75%
Voyager                                                                    -24.20%       N/A           -4.62%
Voyager II                                                                 -32.41%       N/A           -43.48%

(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement Income Guarantee Rider 1)

                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  4.03%        N/A            7.36%
Capital Appreciation                                                       -15.99%       N/A           -19.49%
Diversified Income                                                          1.06%        N/A           -1.38%
The George Putnam Fund of Boston                                           -1.93%        N/A           -1.22%
Global Asset Allocation                                                    -10.71%       N/A           -4.67%
Global Growth                                                              -31.51%       N/A           -11.07%
Growth and Income                                                          -8.64%        N/A           -4.86%
Growth Opportunities                                                       -33.79%       N/A           -32.12%
Health Sciences                                                            -21.71%       N/A            4.28%
High Yield                                                                  1.19%        N/A           -4.27%
Income                                                                      4.76%        N/A            2.28%
International Growth                                                       -22.55%       N/A           -0.74%
International Growth and Income                                            -22.75%       N/A           -6.65%
International New Opportunities                                            -30.45%       N/A           -10.19%
Investors                                                                  -26.63%       N/A           -12.33%
Money Market                                                                1.36%        N/A            2.05%
New Opportunities                                                          -31.88%       N/A           -9.53%
New Value                                                                   0.87%        N/A            1.88%
OTC & Emerging Growth                                                      -47.11%       N/A           -23.00%
Research                                                                   -20.81%       N/A           -5.08%
Small Cap Value                                                            15.37%        N/A           14.42%
Utilities Growth and Income                                                -24.23%       N/A           -5.41%
Vista                                                                      -35.17%       N/A           -5.89%
Voyager                                                                    -24.31%       N/A           -4.76%
Voyager II                                                                 -32.51%       N/A           -43.57%

(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application
Date) and Retirement Income Guarantee Rider 1)
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  4.03%        N/A            7.36%
Capital Appreciation                                                       -15.99%       N/A           -19.49%
Diversified Income                                                          1.06%        N/A           -1.38%
The George Putnam Fund of Boston                                           -1.93%        N/A           -1.22%
Global Asset Allocation                                                    -10.71%       N/A           -4.67%
Global Growth                                                              -31.51%       N/A           -11.07%
Growth and Income                                                          -8.64%        N/A           -4.86%
Growth Opportunities                                                       -33.79%       N/A           -32.12%
Health Sciences                                                            -21.71%       N/A            4.28%
High Yield                                                                  1.19%        N/A           -4.27%
Income                                                                      4.76%        N/A            2.28%
International Growth                                                       -22.55%       N/A           -0.74%
International Growth and Income                                            -22.75%       N/A           -6.65%
International New Opportunities                                            -30.45%       N/A           -10.19%
Investors                                                                  -26.63%       N/A           -12.33%
Money Market                                                                1.36%        N/A            2.05%
New Opportunities                                                          -31.88%       N/A           -9.53%
New Value                                                                   0.87%        N/A            1.88%
OTC & Emerging Growth                                                      -47.11%       N/A           -23.00%
Research                                                                   -20.81%       N/A           -5.08%
Small Cap Value                                                            15.37%        N/A           14.42%
Utilities Growth and Income                                                -24.23%       N/A           -5.41%
Vista                                                                      -35.17%       N/A           -5.89%
Voyager                                                                    -24.31%       N/A           -4.76%
Voyager II                                                                 -32.51%       N/A           -43.57%

(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider
Application Date) and Retirement Income Guarantee Rider 1)
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  3.88%        N/A            7.20%
Capital Appreciation                                                       -16.12%       N/A           -19.61%
Diversified Income                                                          0.91%        N/A           -1.53%
The George Putnam Fund of Boston                                           -2.08%        N/A           -1.37%
Global Asset Allocation                                                    -10.85%       N/A           -4.81%
Global Growth                                                              -31.62%       N/A           -11.20%
Growth and Income                                                          -8.77%        N/A           -5.00%
Growth Opportunities                                                       -33.89%       N/A           -32.23%
Health Sciences                                                            -21.83%       N/A            4.12%
High Yield                                                                  1.04%        N/A           -4.41%
Income                                                                      4.60%        N/A            2.13%
International Growth                                                       -22.67%       N/A           -0.89%
International Growth and Income                                            -22.86%       N/A           -6.79%
International New Opportunities                                            -30.55%       N/A           -10.32%
Investors                                                                  -26.74%       N/A           -12.46%
Money Market                                                                1.21%        N/A            1.90%
New Opportunities                                                          -31.98%       N/A           -9.67%
New Value                                                                   0.72%        N/A            1.73%
OTC & Emerging Growth                                                      -47.19%       N/A           -23.11%
Research                                                                   -20.93%       N/A           -5.22%
Small Cap Value                                                            15.19%        N/A           14.25%
Utilities Growth and Income                                                -24.34%       N/A           -5.56%
Vista                                                                      -35.27%       N/A           -6.03%
Voyager                                                                    -24.43%       N/A           -4.91%
Voyager II                                                                 -32.61%       N/A           -43.65%

(With Retirement Income Guarantee Rider 2)
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  4.41%        N/A            7.75%
Capital Appreciation                                                       -15.72%       N/A           -19.36%
Diversified Income                                                          1.42%        N/A           -1.06%
The George Putnam Fund of Boston                                           -1.59%        N/A           -0.91%
Global Asset Allocation                                                    -10.41%       N/A           -4.36%
Global Growth                                                              -31.33%       N/A           -10.77%
Growth and Income                                                          -8.33%        N/A           -4.57%
Growth Opportunities                                                       -33.62%       N/A           -31.99%
Health Sciences                                                            -21.48%       N/A            4.66%
High Yield                                                                  1.56%        N/A           -3.97%
Income                                                                      5.15%        N/A            2.62%
International Growth                                                       -22.32%       N/A           -0.38%
International Growth and Income                                            -22.51%       N/A           -6.35%
International New Opportunities                                            -30.26%       N/A           -9.88%
Investors                                                                  -26.42%       N/A           -12.06%
Money Market                                                                1.72%        N/A            2.40%
New Opportunities                                                          -31.70%       N/A           -9.22%
New Value                                                                   1.23%        N/A            2.21%
OTC & Emerging Growth                                                      -47.01%       N/A           -22.77%
Research                                                                   -20.57%       N/A           -4.84%
Small Cap Value                                                            15.81%        N/A           14.84%
Utilities Growth and Income                                                -24.00%       N/A           -5.11%
Vista                                                                      -35.01%       N/A           -5.56%
Voyager                                                                    -24.09%       N/A           -4.43%
Voyager II                                                                 -32.33%       N/A           -43.56%

(With  the MAV  Death  Benefit  Option or the  Enhanced  Beneficiary  Protection
(Annual Increase) Option and Retirement Income Guarantee Rider 2)


                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  4.25%        N/A            7.59%
Capital Appreciation                                                       -15.85%       N/A           -19.48%
Diversified Income                                                          1.27%        N/A           -1.21%
The George Putnam Fund of Boston                                           -1.74%        N/A           -1.06%
Global Asset Allocation                                                    -10.55%       N/A           -4.51%
Global Growth                                                              -31.43%       N/A           -10.91%
Growth and Income                                                          -8.47%        N/A           -4.71%
Growth Opportunities                                                       -33.72%       N/A           -32.10%
Health Sciences                                                            -21.60%       N/A            4.50%
High Yield                                                                  1.40%        N/A           -4.12%
Income                                                                      4.99%        N/A            2.46%
International Growth                                                       -22.44%       N/A           -0.53%
International Growth and Income                                            -22.63%       N/A           -6.49%
International New Opportunities                                            -30.37%       N/A           -10.01%
Investors                                                                  -26.53%       N/A           -12.19%
Money Market                                                                1.57%        N/A            2.24%
New Opportunities                                                          -31.80%       N/A           -9.36%
New Value                                                                   1.08%        N/A            2.06%
OTC & Emerging Growth                                                      -47.09%       N/A           -22.89%
Research                                                                   -20.69%       N/A           -4.98%
Small Cap Value                                                            15.63%        N/A           14.67%
Utilities Growth and Income                                                -24.12%       N/A           -5.25%
Vista                                                                      -35.11%       N/A           -5.70%
Voyager                                                                    -24.21%       N/A           -4.57%
Voyager II                                                                 -32.43%       N/A           -43.65%

(With the Earnings  Protection  Death  Benefit  Option  (assuming  age of oldest
Contract Owner and Annuitant is 70 or younger on the Rider Application Date) and Retirement Income Guarantee Rider 2)


                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  4.15%        N/A            7.48%
Capital Appreciation                                                       -15.94%       N/A           -19.56%
Diversified Income                                                          1.17%        N/A           -1.31%
The George Putnam Fund of Boston                                           -1.84%        N/A           -1.15%
Global Asset Allocation                                                    -10.64%       N/A           -4.60%
Global Growth                                                              -31.50%       N/A           -11.00%
Growth and Income                                                          -8.56%        N/A           -4.81%
Growth Opportunities                                                       -33.79%       N/A           -32.17%
Health Sciences                                                            -21.68%       N/A            4.40%
High Yield                                                                  1.30%        N/A           -4.22%
Income                                                                      4.88%        N/A            2.36%
International Growth                                                       -22.52%       N/A           -0.63%
International Growth and Income                                            -22.71%       N/A           -6.58%
International New Opportunities                                            -30.44%       N/A           -10.10%
Investors                                                                  -26.61%       N/A           -12.28%
Money Market                                                                1.47%        N/A            2.14%
New Opportunities                                                          -31.87%       N/A           -9.45%
New Value                                                                   0.97%        N/A            1.95%
OTC & Emerging Growth                                                      -47.15%       N/A           -22.97%
Research                                                                   -20.77%       N/A           -5.08%
Small Cap Value                                                            15.52%        N/A           14.55%
Utilities Growth and Income                                                -24.20%       N/A           -5.34%
Vista                                                                      -35.17%       N/A           -5.79%
Voyager                                                                    -24.28%       N/A           -4.67%
Voyager II                                                                 -32.50%       N/A           -43.70%

(With the MAV Death  Benefit  Option  and the  Enhanced  Beneficiary  Protection
(Annual Increase) Option and Retirement Income Guarantee Rider 2)


                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  4.10%        N/A            7.43%
Capital Appreciation                                                       -15.98%       N/A           -19.60%
Diversified Income                                                          1.11%        N/A           -1.36%
The George Putnam Fund of Boston                                           -1.89%        N/A           -1.20%
Global Asset Allocation                                                    -10.69%       N/A           -4.65%
Global Growth                                                              -31.54%       N/A           -11.04%
Growth and Income                                                          -8.61%        N/A           -4.85%
Growth Opportunities                                                       -33.82%       N/A           -32.20%
Health Sciences                                                            -21.71%       N/A            4.34%
High Yield                                                                  1.25%        N/A           -4.26%
Income                                                                      4.83%        N/A            2.31%
International Growth                                                       -22.56%       N/A           -0.68%
International Growth and Income                                            -22.75%       N/A           -6.63%
International New Opportunities                                            -30.47%       N/A           -10.15%
Investors                                                                  -26.64%       N/A           -12.32%
Money Market                                                                1.42%        N/A            2.09%
New Opportunities                                                          -31.91%       N/A           -9.49%
New Value                                                                   0.92%        N/A            1.90%
OTC & Emerging Growth                                                      -47.17%       N/A           -23.01%
Research                                                                   -20.81%       N/A           -5.12%
Small Cap Value                                                            15.46%        N/A           14.50%
Utilities Growth and Income                                                -24.23%       N/A           -5.39%
Vista                                                                      -35.21%       N/A           -5.84%
Voyager                                                                    -24.32%       N/A           -4.72%
Voyager II                                                                 -32.54%       N/A           -43.73%

(With the Earnings  Protection  Death  Benefit  Option  (assuming  age of oldest
Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement Income Guarantee Rider 2)


                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  3.99%        N/A            7.32%
Capital Appreciation                                                       -16.06%       N/A           -19.68%
Diversified Income                                                          1.01%        N/A           -1.46%
The George Putnam Fund of Boston                                           -1.99%        N/A           -1.30%
Global Asset Allocation                                                    -10.78%       N/A           -4.75%
Global Growth                                                              -31.61%       N/A           -11.13%
Growth and Income                                                          -8.70%        N/A           -4.95%
Growth Opportunities                                                       -33.89%       N/A           -32.27%
Health Sciences                                                            -21.79%       N/A            4.24%
High Yield                                                                  1.15%        N/A           -4.36%
Income                                                                      4.72%        N/A            2.21%
International Growth                                                       -22.64%       N/A           -0.78%
International Growth and Income                                            -22.83%       N/A           -6.72%
International New Opportunities                                            -30.54%       N/A           -10.24%
Investors                                                                  -26.72%       N/A           -12.41%
Money Market                                                                1.31%        N/A            1.98%
New Opportunities                                                          -31.98%       N/A           -9.59%
New Value                                                                   0.82%        N/A            1.80%
OTC & Emerging Growth                                                      -47.23%       N/A           -23.09%
Research                                                                   -20.89%       N/A           -5.22%
Small Cap Value                                                            15.34%        N/A           14.38%
Utilities Growth and Income                                                -24.31%       N/A           -5.49%
Vista                                                                      -35.27%       N/A           -5.94%
Voyager                                                                    -24.40%       N/A           -4.81%
Voyager II                                                                 -32.61%       N/A           -43.79%

(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is 70 or younger on the
Rider Application Date) and Retirement Income Guarantee Rider 2)
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  3.99%        N/A            7.32%
Capital Appreciation                                                       -16.06%       N/A           -19.68%
Diversified Income                                                          1.01%        N/A           -1.46%
The George Putnam Fund of Boston                                           -1.99%        N/A           -1.30%
Global Asset Allocation                                                    -10.78%       N/A           -4.75%
Global Growth                                                              -31.61%       N/A           -11.13%
Growth and Income                                                          -8.70%        N/A           -4.95%
Growth Opportunities                                                       -33.89%       N/A           -32.27%
Health Sciences                                                            -21.79%       N/A            4.24%
High Yield                                                                  1.15%        N/A           -4.36%
Income                                                                      4.72%        N/A            2.21%
International Growth                                                       -22.64%       N/A           -0.78%
International Growth and Income                                            -22.83%       N/A           -6.72%
International New Opportunities                                            -30.54%       N/A           -10.24%
Investors                                                                  -26.72%       N/A           -12.41%
Money Market                                                                1.31%        N/A            1.98%
New Opportunities                                                          -31.98%       N/A           -9.59%
New Value                                                                   0.82%        N/A            1.80%
OTC & Emerging Growth                                                      -47.23%       N/A           -23.09%
Research                                                                   -20.89%       N/A           -5.22%
Small Cap Value                                                            15.34%        N/A           14.38%
Utilities Growth and Income                                                -24.31%       N/A           -5.49%
Vista                                                                      -35.27%       N/A           -5.94%
Voyager                                                                    -24.40%       N/A           -4.81%
Voyager II                                                                 -32.61%       N/A           -43.79%

(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the
Rider Application Date) and Retirement Income Guarantee Rider 2)
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  3.83%        N/A            7.16%
Capital Appreciation                                                       -16.19%       N/A           -19.81%
Diversified Income                                                          0.86%        N/A           -1.61%
The George Putnam Fund of Boston                                           -2.13%        N/A           -1.45%
Global Asset Allocation                                                    -10.91%       N/A           -4.89%
Global Growth                                                              -31.71%       N/A           -11.27%
Growth and Income                                                          -8.84%        N/A           -5.09%
Growth Opportunities                                                       -33.99%       N/A           -32.37%
Health Sciences                                                            -21.91%       N/A            4.08%
High Yield                                                                  0.99%        N/A           -4.50%
Income                                                                      4.56%        N/A            2.05%
International Growth                                                       -22.75%       N/A           -0.93%
International Growth and Income                                            -22.95%       N/A           -6.86%
International New Opportunities                                            -30.65%       N/A           -10.38%
Investors                                                                  -26.83%       N/A           -12.54%
Money Market                                                                1.16%        N/A            1.83%
New Opportunities                                                          -32.08%       N/A           -9.72%
New Value                                                                   0.67%        N/A            1.65%
OTC & Emerging Growth                                                      -47.31%       N/A           -23.20%
Research                                                                   -21.01%       N/A           -5.36%
Small Cap Value                                                            15.17%        N/A           14.21%
Utilities Growth and Income                                                -24.43%       N/A           -5.63%
Vista                                                                      -35.37%       N/A           -6.08%
Voyager                                                                    -24.51%       N/A           -4.96%
Voyager II                                                                 -32.71%       N/A           -43.88%


(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application
Date) and Retirement Income Guarantee Rider 2)
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  3.83%        N/A            7.16%
Capital Appreciation                                                       -16.19%       N/A           -19.81%
Diversified Income                                                          0.86%        N/A           -1.61%
The George Putnam Fund of Boston                                           -2.13%        N/A           -1.45%
Global Asset Allocation                                                    -10.91%       N/A           -4.89%
Global Growth                                                              -31.71%       N/A           -11.27%
Growth and Income                                                          -8.84%        N/A           -5.09%
Growth Opportunities                                                       -33.99%       N/A           -32.37%
Health Sciences                                                            -21.91%       N/A            4.08%
High Yield                                                                  0.99%        N/A           -4.50%
Income                                                                      4.56%        N/A            2.05%
International Growth                                                       -22.75%       N/A           -0.93%
International Growth and Income                                            -22.95%       N/A           -6.86%
International New Opportunities                                            -30.65%       N/A           -10.38%
Investors                                                                  -26.83%       N/A           -12.54%
Money Market                                                                1.16%        N/A            1.83%
New Opportunities                                                          -32.08%       N/A           -9.72%
New Value                                                                   0.67%        N/A            1.65%
OTC & Emerging Growth                                                      -47.31%       N/A           -23.20%
Research                                                                   -21.01%       N/A           -5.36%
Small Cap Value                                                            15.17%        N/A           14.21%
Utilities Growth and Income                                                -24.43%       N/A           -5.63%
Vista                                                                      -35.37%       N/A           -6.08%
Voyager                                                                    -24.51%       N/A           -4.96%
Voyager II                                                                 -32.71%       N/A           -43.88%

(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider
Application Date) and Retirement Income Guarantee Rider 2)

                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  3.68%        N/A            7.00%
Capital Appreciation                                                       -16.32%       N/A           -19.93%
Diversified Income                                                          0.71%        N/A           -1.76%
The George Putnam Fund of Boston                                           -2.28%        N/A           -1.60%
Global Asset Allocation                                                    -11.05%       N/A           -5.04%
Global Growth                                                              -31.82%       N/A           -11.40%
Growth and Income                                                          -8.97%        N/A           -5.24%
Growth Opportunities                                                       -34.09%       N/A           -32.48%
Health Sciences                                                            -22.03%       N/A            3.92%
High Yield                                                                  0.84%        N/A           -4.65%
Income                                                                      4.40%        N/A            1.90%
International Growth                                                       -22.87%       N/A           -1.07%
International Growth and Income                                            -23.06%       N/A           -7.01%
International New Opportunities                                            -30.75%       N/A           -10.51%
Investors                                                                  -26.94%       N/A           -12.68%
Money Market                                                                1.01%        N/A            1.68%
New Opportunities                                                          -32.18%       N/A           -9.86%
New Value                                                                   0.52%        N/A            1.49%
OTC & Emerging Growth                                                      -47.39%       N/A           -23.32%
Research                                                                   -21.13%       N/A           -5.51%
Small Cap Value                                                            14.99%        N/A           14.04%
Utilities Growth and Income                                                -24.54%       N/A           -5.77%
Vista                                                                      -35.47%       N/A           -6.22%
Voyager                                                                    -24.63%       N/A           -5.10%
Voyager II                                                                 -32.81%       N/A           -43.96%


Adjusted Historical Total Returns


Set out below are the adjusted historical total returns for each Variable Sub-Account since the Fund's inception through December 31, 2001. Adjusted historical total returns are computed in the same manner as standardized total returns, except that the performance figures shown are based on the Funds' historical performance since the inception of the Funds rather than the inception of the Variable Sub-Accounts.

Each of the Funds (Class IB shares) corresponding to the Variable Sub-Accounts commenced operations on April 30, 1998, except for the Putnam VT Diversified Income, Growth and Income, and International Growth Funds, which commenced operations on April 6, 1998, the Putnam VT Research Fund, which commenced operations September 30, 1998, the Putnam VT Small Cap Value Fund, which commenced operations April 30, 1999, the Putnam VT American Government Fund and Putnam VT Growth Opportunities Fund, which commenced operations on January 31, 2000, the Putnam VT Technology Fund, which commenced operations on June 14, 2000, and the Putnam VT Capital Appreciation and Putnam VT Voyager II Funds, which commenced operations on September 1, 2000. For periods prior to the inception dates of the Funds (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares). The inception dates for the Funds (Class IA shares) are shown as follows:





Variable Sub-Account                       Inception Date of Corresponding Fund
American Government Income                                     01/31/00
Capital Appreciation                                           09/28/00
Diversified Income                                             09/15/93
The George Putnam Fund of Boston                               04/30/98
Global Asset Allocation                                        02/01/88
Global Growth                                                  05/01/90
Growth and Income                                              02/01/88
Growth Opportunities                                           01/31/00
Health Sciences                                                04/30/98
High Yield                                                     02/01/88
Income                                                         02/01/88
International Growth                                           01/02/97
International Growth and Income                                01/02/97
International New Opportunities                                01/02/97
Investors                                                      04/30/98
Money Market                                                   02/01/88
New Opportunities                                              05/02/94
New Value                                                      01/02/97
OTC & Emerging Growth                                          04/30/98
Research                                                       09/29/98
Small Cap Value                                                04/30/99
Utilities Growth and Income                                    05/01/92
Vista                                                          01/02/97
Voyager                                                        02/01/88
Voyager II                                                     09/29/00


(Without any optional benefits)
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year       Inception*
American Government Income                                                  0.55%        N/A            3.04%
Capital Appreciation                                                       -20.25%       N/A           -26.04%
Diversified Income                                                         -2.54%       -0.88%          1.28%
The George Putnam Fund of Boston                                           -5.65%        N/A           -1.09%
Global Asset Allocation                                                    -14.76%      2.88%           6.28%
Global Growth                                                              -36.36%      0.94%           5.40%
Growth and Income                                                          -12.61%      5.17%           9.37%
Growth Opportunities                                                       -38.73%       N/A           -35.96%
Health Sciences                                                            -26.19%       N/A           -0.18%
High Yield                                                                 -2.40%       -1.47%          4.88%
Income                                                                      1.31%       2.97%           4.10%
International Growth                                                       -27.06%       N/A            5.84%
International Growth and Income                                            -27.26%       N/A            1.96%
International New Opportunities                                            -35.26%       N/A           -3.53%
Investors                                                                  -31.29%       N/A           -6.78%
Money Market                                                               -2.23%       1.86%           1.94%
New Opportunities                                                          -36.74%      3.18%           8.43%
New Value                                                                  -2.74%        N/A            5.78%
OTC & Emerging Growth                                                      -52.56%       N/A           -18.04%
Research                                                                   -25.25%       N/A            1.27%
Small Cap Value                                                            12.32%        N/A           11.76%
Utilities Growth and Income                                                -28.80%      2.92%           5.90%
Vista                                                                      -40.16%       N/A            3.70%
Voyager                                                                    -28.89%      7.25%          10.44%
Voyager II                                                                 -37.40%       N/A           -50.64%

* The inception dates for the Funds appear under the heading "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).


(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option)


                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year       Inception*
American Government Income                                                 -0.46%        N/A            5.18%
Capital Appreciation                                                       -20.57%       N/A           -23.06%
Diversified Income                                                         -3.45%       0.27%           2.29%
The George Putnam Fund of Boston                                           -6.45%        N/A            0.81%
Global Asset Allocation                                                    -15.27%      3.82%           6.76%
Global Growth                                                              -36.15%      1.91%           5.86%
Growth and Income                                                          -13.18%      6.02%           9.83%
Growth Opportunities                                                       -38.44%       N/A           -33.33%
Health Sciences                                                            -26.31%       N/A            1.66%
High Yield                                                                 -3.31%       -0.30%          5.35%
Income                                                                      0.27%       3.95%           4.63%
International Growth                                                       -27.16%       N/A            7.24%
International Growth and Income                                            -27.35%       N/A            3.45%
International New Opportunities                                            -35.08%       N/A           -1.91%
Investors                                                                  -31.25%       N/A           -4.83%
Money Market                                                               -3.15%       2.89%           2.51%
New Opportunities                                                          -36.52%      4.05%           9.46%
New Value                                                                  -3.64%        N/A            7.25%
OTC & Emerging Growth                                                      -51.81%       N/A           -15.73%
Research                                                                   -25.41%       N/A            3.19%
Small Cap Value                                                            10.92%        N/A           13.81%
Utilities Growth and Income                                                -28.84%      3.84%           6.81%
Vista                                                                      -39.83%       N/A            5.12%
Voyager                                                                    -28.92%      7.99%          10.87%
Voyager II                                                                 -37.15%       N/A           -47.59%

* The inception dates for the Funds appear under the heading "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).

(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is 70 or younger on the Rider Application Date))
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year       Inception*
American Government Income                                                 -0.57%        N/A            5.07%
Capital Appreciation                                                       -20.65%       N/A           -23.14%
Diversified Income                                                         -3.55%       0.17%           2.19%
The George Putnam Fund of Boston                                           -6.55%        N/A            0.70%
Global Asset Allocation                                                    -15.36%      3.71%           6.65%
Global Growth                                                              -36.22%      1.80%           5.76%
Growth and Income                                                          -13.28%      5.92%           9.72%
Growth Opportunities                                                       -38.51%       N/A           -33.41%
Health Sciences                                                            -26.39%       N/A            1.56%
High Yield                                                                 -3.42%       -0.40%          5.24%
Income                                                                      0.16%       3.85%           4.53%
International Growth                                                       -27.24%       N/A            7.13%
International Growth and Income                                            -27.43%       N/A            3.34%
International New Opportunities                                            -35.15%       N/A           -2.01%
Investors                                                                  -31.32%       N/A           -4.93%
Money Market                                                               -3.25%       2.79%           2.41%
New Opportunities                                                          -36.59%      3.94%           9.36%
New Value                                                                  -3.74%        N/A            7.14%
OTC & Emerging Growth                                                      -51.86%       N/A           -15.82%
Research                                                                   -25.49%       N/A            3.09%
Small Cap Value                                                            10.80%        N/A           13.69%
Utilities Growth and Income                                                -28.91%      3.73%           6.71%
Vista                                                                      -39.89%       N/A            5.01%
Voyager                                                                    -29.00%      7.88%          10.76%
Voyager II                                                                 -37.22%       N/A           -47.65%

* The inception dates for the Funds appear under the heading "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).


(With the MAV Death Benefit Option and the Enhanced Beneficiary Protection
(Annual Increase) Option)


                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year       Inception*
American Government Income                                                 -0.62%        N/A            5.01%
Capital Appreciation                                                       -20.70%       N/A           -23.18%
Diversified Income                                                         -3.60%       0.12%           2.14%
The George Putnam Fund of Boston                                           -6.60%        N/A            0.65%
Global Asset Allocation                                                    -15.40%      3.66%           6.60%
Global Growth                                                              -36.26%      1.75%           5.70%
Growth and Income                                                          -13.32%      5.86%           9.66%
Growth Opportunities                                                       -38.54%       N/A           -33.44%
Health Sciences                                                            -26.43%       N/A            1.50%
High Yield                                                                 -3.47%       -0.45%          5.19%
Income                                                                      0.11%       3.80%           4.47%
International Growth                                                       -27.28%       N/A            7.08%
International Growth and Income                                            -27.47%       N/A            3.29%
International New Opportunities                                            -35.19%       N/A           -2.06%
Investors                                                                  -31.36%       N/A           -4.98%
Money Market                                                               -3.30%       2.74%           2.36%
New Opportunities                                                          -36.62%      3.89%           9.30%
New Value                                                                  -3.79%        N/A            7.09%
OTC & Emerging Growth                                                      -51.89%       N/A           -15.87%
Research                                                                   -25.53%       N/A            3.03%
Small Cap Value                                                            10.74%        N/A           13.63%
Utilities Growth and Income                                                -28.95%      3.68%           6.65%
Vista                                                                      -39.92%       N/A            4.96%
Voyager                                                                    -29.04%      7.83%          10.70%
Voyager II                                                                 -37.25%       N/A           -47.68%

* The inception dates for the Funds appear under the heading "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).


(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is between 71 and 79 on the Rider Application
Date))
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year       Inception*
American Government Income                                                 -0.73%        N/A            4.91%
Capital Appreciation                                                       -20.78%       N/A           -23.26%
Diversified Income                                                         -3.70%       0.02%           2.04%
The George Putnam Fund of Boston                                           -6.70%        N/A            0.55%
Global Asset Allocation                                                    -15.49%      3.56%           6.49%
Global Growth                                                              -36.33%      1.65%           5.60%
Growth and Income                                                          -13.41%      5.76%           9.55%
Growth Opportunities                                                       -38.61%       N/A           -33.52%
Health Sciences                                                            -26.51%       N/A            1.40%
High Yield                                                                 -3.57%       -0.55%          5.09%
Income                                                                      0.00%       3.69%           4.37%
International Growth                                                       -27.35%       N/A            6.97%
International Growth and Income                                            -27.54%       N/A            3.18%
International New Opportunities                                            -35.26%       N/A           -2.16%
Investors                                                                  -31.44%       N/A           -5.08%
Money Market                                                               -3.40%       2.64%           2.26%
New Opportunities                                                          -36.69%      3.79%           9.19%
New Value                                                                  -3.90%        N/A            6.98%
OTC & Emerging Growth                                                      -51.94%       N/A           -15.96%
Research                                                                   -25.61%       N/A            2.93%
Small Cap Value                                                            10.63%        N/A           13.51%
Utilities Growth and Income                                                -29.03%      3.58%           6.55%
Vista                                                                      -39.99%       N/A            4.85%
Voyager                                                                    -29.12%      7.72%          10.59%
Voyager II                                                                 -37.32%       N/A           -47.73%

* The inception dates for the Funds appear under the heading "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).


(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is 70 or younger on the
Rider Application Date))
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year       Inception*
American Government Income                                                 -0.73%        N/A            4.91%
Capital Appreciation                                                       -20.78%       N/A           -23.26%
Diversified Income                                                         -3.70%       0.02%           2.04%
The George Putnam Fund of Boston                                           -6.70%        N/A            0.55%
Global Asset Allocation                                                    -15.49%      3.56%           6.49%
Global Growth                                                              -36.33%      1.65%           5.60%
Growth and Income                                                          -13.41%      5.76%           9.55%
Growth Opportunities                                                       -38.61%       N/A           -33.52%
Health Sciences                                                            -26.51%       N/A            1.40%
High Yield                                                                 -3.57%       -0.55%          5.09%
Income                                                                      0.00%       3.69%           4.37%
International Growth                                                       -27.35%       N/A            6.97%
International Growth and Income                                            -27.54%       N/A            3.18%
International New Opportunities                                            -35.26%       N/A           -2.16%
Investors                                                                  -31.44%       N/A           -5.08%
Money Market                                                               -3.40%       2.64%           2.26%
New Opportunities                                                          -36.69%      3.79%           9.19%
New Value                                                                  -3.90%        N/A            6.98%
OTC & Emerging Growth                                                      -51.94%       N/A           -15.96%
Research                                                                   -25.61%       N/A            2.93%
Small Cap Value                                                            10.63%        N/A           13.51%
Utilities Growth and Income                                                -29.03%      3.58%           6.55%
Vista                                                                      -39.99%       N/A            4.85%
Voyager                                                                    -29.12%      7.72%          10.59%
Voyager II                                                                 -37.32%       N/A           -47.73%

* The inception dates for the Funds appear under the heading "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).


(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the
Rider Application Date))
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year       Inception*
American Government Income                                                 -0.88%        N/A            4.74%
Capital Appreciation                                                       -20.91%       N/A           -23.39%
Diversified Income                                                         -3.86%       -0.13%          1.88%
The George Putnam Fund of Boston                                           -6.85%        N/A            0.39%
Global Asset Allocation                                                    -15.63%      3.40%           6.33%
Global Growth                                                              -36.43%      1.50%           5.44%
Growth and Income                                                          -13.55%      5.60%           9.39%
Growth Opportunities                                                       -38.71%       N/A           -33.63%
Health Sciences                                                            -26.63%       N/A            1.24%
High Yield                                                                 -3.72%       -0.70%          4.93%
Income                                                                     -0.15%       3.54%           4.21%
International Growth                                                       -27.47%       N/A            6.81%
International Growth and Income                                            -27.66%       N/A            3.03%
International New Opportunities                                            -35.36%       N/A           -2.31%
Investors                                                                  -31.55%       N/A           -5.23%
Money Market                                                               -3.56%       2.48%           2.10%
New Opportunities                                                          -36.80%      3.63%           9.03%
New Value                                                                  -4.05%        N/A            6.81%
OTC & Emerging Growth                                                      -52.02%       N/A           -16.09%
Research                                                                   -25.73%       N/A            2.77%
Small Cap Value                                                            10.45%        N/A           13.34%
Utilities Growth and Income                                                -29.14%      3.42%           6.39%
Vista                                                                      -40.09%       N/A            4.69%
Voyager                                                                    -29.23%      7.56%          10.43%
Voyager II                                                                 -37.43%       N/A           -47.82%

* The inception dates for the Funds appear under the heading "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).


(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application
Date))
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year       Inception*
American Government Income                                                 -0.88%        N/A            4.74%
Capital Appreciation                                                       -20.91%       N/A           -23.39%
Diversified Income                                                         -3.86%       -0.13%          1.88%
The George Putnam Fund of Boston                                           -6.85%        N/A            0.39%
Global Asset Allocation                                                    -15.63%      3.40%           6.33%
Global Growth                                                              -36.43%      1.50%           5.44%
Growth and Income                                                          -13.55%      5.60%           9.39%
Growth Opportunities                                                       -38.71%       N/A           -33.63%
Health Sciences                                                            -26.63%       N/A            1.24%
High Yield                                                                 -3.72%       -0.70%          4.93%
Income                                                                     -0.15%       3.54%           4.21%
International Growth                                                       -27.47%       N/A            6.81%
International Growth and Income                                            -27.66%       N/A            3.03%
International New Opportunities                                            -35.36%       N/A           -2.31%
Investors                                                                  -31.55%       N/A           -5.23%
Money Market                                                               -3.56%       2.48%           2.10%
New Opportunities                                                          -36.80%      3.63%           9.03%
New Value                                                                  -4.05%        N/A            6.81%
OTC & Emerging Growth                                                      -52.02%       N/A           -16.09%
Research                                                                   -25.73%       N/A            2.77%
Small Cap Value                                                            10.45%        N/A           13.34%
Utilities Growth and Income                                                -29.14%      3.42%           6.39%
Vista                                                                      -40.09%       N/A            4.69%
Voyager                                                                    -29.23%      7.56%          10.43%
Voyager II                                                                 -37.43%       N/A           -47.82%

* The inception dates for the Funds appear under the heading "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).

(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider
Application Date))
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year       Inception*
American Government Income                                                 -1.04%        N/A            4.58%
Capital Appreciation                                                       -21.04%       N/A           -23.51%
Diversified Income                                                         -4.01%       -0.28%          1.73%
The George Putnam Fund of Boston                                           -7.00%        N/A            0.23%
Global Asset Allocation                                                    -15.76%      3.25%           6.17%
Global Growth                                                              -36.53%      1.35%           5.28%
Growth and Income                                                          -13.69%      5.44%           9.22%
Growth Opportunities                                                       -38.81%       N/A           -33.74%
Health Sciences                                                            -26.75%       N/A            1.09%
High Yield                                                                 -3.88%       -0.85%          4.77%
Income                                                                     -0.31%       3.38%           4.05%
International Growth                                                       -27.59%       N/A            6.64%
International Growth and Income                                            -27.78%       N/A            2.87%
International New Opportunities                                            -35.47%       N/A           -2.46%
Investors                                                                  -31.66%       N/A           -5.38%
Money Market                                                               -3.71%       2.33%           1.95%
New Opportunities                                                          -36.90%      3.48%           8.86%
New Value                                                                  -4.20%        N/A            6.65%
OTC & Emerging Growth                                                      -52.10%       N/A           -16.23%
Research                                                                   -25.85%       N/A            2.61%
Small Cap Value                                                            10.28%        N/A           13.17%
Utilities Growth and Income                                                -29.26%      3.27%           6.23%
Vista                                                                      -40.19%       N/A            4.53%
Voyager                                                                    -29.34%      7.40%          10.26%
Voyager II                                                                 -37.53%       N/A           -47.91%

* The inception dates for the Funds appear under the heading "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).


(With Retirement Income Guarantee Rider 1)
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year       Inception*
American Government Income                                                 -1.04%        N/A            4.58%
Capital Appreciation                                                       -21.04%       N/A           -23.51%
Diversified Income                                                         -4.01%       -0.28%          1.73%
The George Putnam Fund of Boston                                           -7.00%        N/A            0.23%
Global Asset Allocation                                                    -15.76%      3.25%           6.17%
Global Growth                                                              -36.53%      1.35%           5.28%
Growth and Income                                                          -13.69%      5.44%           9.22%
Growth Opportunities                                                       -38.81%       N/A           -33.74%
Health Sciences                                                            -26.75%       N/A            1.09%
High Yield                                                                 -3.88%       -0.85%          4.77%
Income                                                                     -0.31%       3.38%           4.05%
International Growth                                                       -27.59%       N/A            6.64%
International Growth and Income                                            -27.78%       N/A            2.87%
International New Opportunities                                            -35.47%       N/A           -2.46%
Investors                                                                  -31.66%       N/A           -5.38%
Money Market                                                               -3.71%       2.33%           1.95%
New Opportunities                                                          -36.90%      3.48%           8.86%
New Value                                                                  -4.20%        N/A            6.65%
OTC & Emerging Growth                                                      -52.10%       N/A           -16.23%
Research                                                                   -25.85%       N/A            2.61%
Small Cap Value                                                            10.28%        N/A           13.17%
Utilities Growth and Income                                                -29.26%      3.27%           6.23%
Vista                                                                      -40.19%       N/A            4.53%
Voyager                                                                    -29.34%      7.40%          10.26%
Voyager II                                                                 -37.53%       N/A           -47.91%

* The inception dates for the Funds appear under the heading "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).

(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and Retirement Income Guarantee Rider 1)


                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year       Inception*
American Government Income                                                 -0.71%        N/A            4.92%
Capital Appreciation                                                       -20.82%       N/A           -23.45%
Diversified Income                                                         -3.70%       0.02%           2.05%
The George Putnam Fund of Boston                                           -6.70%        N/A            0.53%
Global Asset Allocation                                                    -15.52%      3.61%           6.58%
Global Growth                                                              -36.40%      1.72%           5.70%
Growth and Income                                                          -13.43%      5.82%           9.67%
Growth Opportunities                                                       -38.69%       N/A           -33.65%
Health Sciences                                                            -26.56%       N/A            1.41%
High Yield                                                                 -3.56%       -0.55%          5.18%
Income                                                                      0.02%       3.72%           4.43%
International Growth                                                       -27.41%       N/A            7.06%
International Growth and Income                                            -27.60%       N/A            3.25%
International New Opportunities                                            -35.33%       N/A           -2.12%
Investors                                                                  -31.50%       N/A           -5.07%
Money Market                                                               -3.40%       2.66%           2.28%
New Opportunities                                                          -36.77%      3.87%           9.31%
New Value                                                                  -3.89%        N/A            7.03%
OTC & Emerging Growth                                                      -52.06%       N/A           -15.99%
Research                                                                   -25.66%       N/A            2.94%
Small Cap Value                                                            10.67%        N/A           13.54%
Utilities Growth and Income                                                -29.09%      3.64%           6.63%
Vista                                                                      -40.08%       N/A            4.94%
Voyager                                                                    -29.17%      7.82%          10.72%
Voyager II                                                                 -37.40%       N/A           -47.98%

* The  inception  dates  for  the  Funds  appear  under  the  heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).


(With the Earnings  Protection  Death  Benefit  Option  (assuming  age of oldest
Contract Owner and Annuitant is 70 or younger on the Rider Application Date) and Retirement Income Guarantee Rider 1)


                                                                                                 10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year       Inception*
American Government Income                                                 -0.82%        N/A            4.81%
Capital Appreciation                                                       -20.90%       N/A           -23.53%
Diversified Income                                                         -3.80%       -0.08%          1.94%
The George Putnam Fund of Boston                                           -6.80%        N/A            0.43%
Global Asset Allocation                                                    -15.61%      3.51%           6.48%
Global Growth                                                              -36.47%      1.62%           5.59%
Growth and Income                                                          -13.53%      5.72%           9.56%
Growth Opportunities                                                       -38.76%       N/A           -33.72%
Health Sciences                                                            -26.64%       N/A            1.30%
High Yield                                                                 -3.67%       -0.65%          5.07%
Income                                                                     -0.09%       3.61%           4.32%
International Growth                                                       -27.49%       N/A            6.95%
International Growth and Income                                            -27.68%       N/A            3.14%
International New Opportunities                                            -35.40%       N/A           -2.22%
Investors                                                                  -31.57%       N/A           -5.17%
Money Market                                                               -3.50%       2.55%           2.18%
New Opportunities                                                          -36.84%      3.77%           9.20%
New Value                                                                  -3.99%        N/A            6.92%
OTC & Emerging Growth                                                      -52.11%       N/A           -16.08%
Research                                                                   -25.74%       N/A            2.83%
Small Cap Value                                                            10.55%        N/A           13.42%
Utilities Growth and Income                                                -29.16%      3.54%           6.53%
Vista                                                                      -40.14%       N/A            4.84%
Voyager                                                                    -29.25%      7.71%          10.61%
Voyager II                                                                 -37.47%       N/A           -48.04%

* The  inception  dates  for  the  Funds  appear  under  the  heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).


(With the MAV Death  Benefit  Option  and the  Enhanced  Beneficiary  Protection
(Annual Increase) Option and Retirement Income Guarantee Rider 1)


                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year       Inception*
American Government Income                                                 -0.87%        N/A            4.76%
Capital Appreciation                                                       -20.95%       N/A           -23.57%
Diversified Income                                                         -3.85%       -0.13%          1.89%
The George Putnam Fund of Boston                                           -6.85%        N/A            0.38%
Global Asset Allocation                                                    -15.65%      3.46%           6.42%
Global Growth                                                              -36.51%      1.57%           5.54%
Growth and Income                                                          -13.57%      5.66%           9.50%
Growth Opportunities                                                       -38.79%       N/A           -33.76%
Health Sciences                                                            -26.68%       N/A            1.25%
High Yield                                                                 -3.72%       -0.70%          5.02%
Income                                                                     -0.14%       3.56%           4.27%
International Growth                                                       -27.53%       N/A            6.90%
International Growth and Income                                            -27.72%       N/A            3.09%
International New Opportunities                                            -35.44%       N/A           -2.27%
Investors                                                                  -31.61%       N/A           -5.22%
Money Market                                                               -3.55%       2.50%           2.13%
New Opportunities                                                          -36.87%      3.72%           9.15%
New Value                                                                  -4.04%        N/A            6.87%
OTC & Emerging Growth                                                      -52.14%       N/A           -16.12%
Research                                                                   -25.78%       N/A            2.78%
Small Cap Value                                                            10.49%        N/A           13.36%
Utilities Growth and Income                                                -29.20%      3.49%           6.47%
Vista                                                                      -40.17%       N/A            4.78%
Voyager                                                                    -29.29%      7.66%          10.56%
Voyager II                                                                 -37.50%       N/A           -48.07%

* The  inception  dates  for  the  Funds  appear  under  the  heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).


(With the Earnings  Protection  Death  Benefit  Option  (assuming  age of oldest
Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement Income Guarantee Rider 1)


                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year       Inception*
American Government Income                                                 -0.98%        N/A            4.65%
Capital Appreciation                                                       -21.03%       N/A           -23.65%
Diversified Income                                                         -3.95%       -0.23%          1.79%
The George Putnam Fund of Boston                                           -6.95%        N/A            0.27%
Global Asset Allocation                                                    -15.74%      3.35%           6.31%
Global Growth                                                              -36.58%      1.47%           5.43%
Growth and Income                                                          -13.66%      5.56%           9.39%
Growth Opportunities                                                       -38.86%       N/A           -33.83%
Health Sciences                                                            -26.76%       N/A            1.15%
High Yield                                                                 -3.82%       -0.80%          4.91%
Income                                                                     -0.25%       3.46%           4.16%
International Growth                                                       -27.60%       N/A            6.79%
International Growth and Income                                            -27.79%       N/A            2.98%
International New Opportunities                                            -35.51%       N/A           -2.37%
Investors                                                                  -31.69%       N/A           -5.32%
Money Market                                                               -3.65%       2.40%           2.02%
New Opportunities                                                          -36.94%      3.61%           9.04%
New Value                                                                  -4.15%        N/A            6.76%
OTC & Emerging Growth                                                      -52.19%       N/A           -16.21%
Research                                                                   -25.86%       N/A            2.67%
Small Cap Value                                                            10.38%        N/A           13.24%
Utilities Growth and Income                                                -29.28%      3.38%           6.36%
Vista                                                                      -40.24%       N/A            4.67%
Voyager                                                                    -29.37%      7.55%          10.45%
Voyager II                                                                 -37.57%       N/A           -48.13%

* The  inception  dates  for  the  Funds  appear  under  the  heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).


(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is 70 or younger on the
Rider Application Date) and Retirement Income Guarantee Rider 1)
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year       Inception*
American Government Income                                                 -0.98%        N/A            4.65%
Capital Appreciation                                                       -21.03%       N/A           -23.65%
Diversified Income                                                         -3.95%       -0.23%          1.79%
The George Putnam Fund of Boston                                           -6.95%        N/A            0.27%
Global Asset Allocation                                                    -15.74%      3.35%           6.31%
Global Growth                                                              -36.58%      1.47%           5.43%
Growth and Income                                                          -13.66%      5.56%           9.39%
Growth Opportunities                                                       -38.86%       N/A           -33.83%
Health Sciences                                                            -26.76%       N/A            1.15%
High Yield                                                                 -3.82%       -0.80%          4.91%
Income                                                                     -0.25%       3.46%           4.16%
International Growth                                                       -27.60%       N/A            6.79%
International Growth and Income                                            -27.79%       N/A            2.98%
International New Opportunities                                            -35.51%       N/A           -2.37%
Investors                                                                  -31.69%       N/A           -5.32%
Money Market                                                               -3.65%       2.40%           2.02%
New Opportunities                                                          -36.94%      3.61%           9.04%
New Value                                                                  -4.15%        N/A            6.76%
OTC & Emerging Growth                                                      -52.19%       N/A           -16.21%
Research                                                                   -25.86%       N/A            2.67%
Small Cap Value                                                            10.38%        N/A           13.24%
Utilities Growth and Income                                                -29.28%      3.38%           6.36%
Vista                                                                      -40.24%       N/A            4.67%
Voyager                                                                    -29.37%      7.55%          10.45%
Voyager II                                                                 -37.57%       N/A           -48.13%

* The  inception  dates  for  the  Funds  appear  under  the  heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).


(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the
Rider Application Date) and Retirement Income Guarantee Rider 1)
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year       Inception*
American Government Income                                                 -1.13%        N/A            4.49%
Capital Appreciation                                                       -21.16%       N/A           -23.78%
Diversified Income                                                         -4.11%       -0.38%          1.63%
The George Putnam Fund of Boston                                           -7.10%        N/A            0.12%
Global Asset Allocation                                                    -15.88%      3.20%           6.15%
Global Growth                                                              -36.68%      1.31%           5.27%
Growth and Income                                                          -13.80%      5.40%           9.23%
Growth Opportunities                                                       -38.96%       N/A           -33.95%
Health Sciences                                                            -26.88%       N/A            0.99%
High Yield                                                                 -3.97%       -0.95%          4.75%
Income                                                                     -0.40%       3.30%           4.00%
International Growth                                                       -27.72%       N/A            6.62%
International Growth and Income                                            -27.91%       N/A            2.83%
International New Opportunities                                            -35.61%       N/A           -2.52%
Investors                                                                  -31.80%       N/A           -5.47%
Money Market                                                               -3.81%       2.24%           1.87%
New Opportunities                                                          -37.05%      3.46%           8.87%
New Value                                                                  -4.30%        N/A            6.59%
OTC & Emerging Growth                                                      -52.27%       N/A           -16.35%
Research                                                                   -25.98%       N/A            2.51%
Small Cap Value                                                            10.20%        N/A           13.07%
Utilities Growth and Income                                                -29.39%      3.23%           6.20%
Vista                                                                      -40.34%       N/A            4.51%
Voyager                                                                    -29.48%      7.39%          10.28%
Voyager II                                                                 -37.68%       N/A           -48.22%

* The  inception  dates  for  the  Funds  appear  under  the  heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).



(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application
Date) and Retirement Income Guarantee Rider 1)
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year       Inception*
American Government Income                                                 -1.13%        N/A            4.49%
Capital Appreciation                                                       -21.16%       N/A           -23.78%
Diversified Income                                                         -4.11%       -0.38%          1.63%
The George Putnam Fund of Boston                                           -7.10%        N/A            0.12%
Global Asset Allocation                                                    -15.88%      3.20%           6.15%
Global Growth                                                              -36.68%      1.31%           5.27%
Growth and Income                                                          -13.80%      5.40%           9.23%
Growth Opportunities                                                       -38.96%       N/A           -33.95%
Health Sciences                                                            -26.88%       N/A            0.99%
High Yield                                                                 -3.97%       -0.95%          4.75%
Income                                                                     -0.40%       3.30%           4.00%
International Growth                                                       -27.72%       N/A            6.62%
International Growth and Income                                            -27.91%       N/A            2.83%
International New Opportunities                                            -35.61%       N/A           -2.52%
Investors                                                                  -31.80%       N/A           -5.47%
Money Market                                                               -3.81%       2.24%           1.87%
New Opportunities                                                          -37.05%      3.46%           8.87%
New Value                                                                  -4.30%        N/A            6.59%
OTC & Emerging Growth                                                      -52.27%       N/A           -16.35%
Research                                                                   -25.98%       N/A            2.51%
Small Cap Value                                                            10.20%        N/A           13.07%
Utilities Growth and Income                                                -29.39%      3.23%           6.20%
Vista                                                                      -40.34%       N/A            4.51%
Voyager                                                                    -29.48%      7.39%          10.28%
Voyager II                                                                 -37.68%       N/A           -48.22%

* The  inception  dates  for  the  Funds  appear  under  the  heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).


(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider
Application Date) and Retirement Income Guarantee Rider 1)
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year       Inception*
American Government Income                                                 -1.29%        N/A            4.32%
Capital Appreciation                                                       -21.29%       N/A           -23.90%
Diversified Income                                                         -4.26%       -0.53%          1.48%
The George Putnam Fund of Boston                                           -7.25%        N/A           -0.04%
Global Asset Allocation                                                    -16.01%      3.04%           5.99%
Global Growth                                                              -36.78%      1.16%           5.11%
Growth and Income                                                          -13.94%      5.24%           9.06%
Growth Opportunities                                                       -39.06%       N/A           -34.06%
Health Sciences                                                            -27.00%       N/A            0.83%
High Yield                                                                 -4.13%       -1.10%          4.60%
Income                                                                     -0.56%       3.15%           3.85%
International Growth                                                       -27.84%       N/A            6.46%
International Growth and Income                                            -28.03%       N/A            2.67%
International New Opportunities                                            -35.72%       N/A           -2.67%
Investors                                                                  -31.91%       N/A           -5.62%
Money Market                                                               -3.96%       2.09%           1.71%
New Opportunities                                                          -37.15%      3.30%           8.71%
New Value                                                                  -4.45%        N/A            6.43%
OTC & Emerging Growth                                                      -52.35%       N/A           -16.48%
Research                                                                   -26.10%       N/A            2.35%
Small Cap Value                                                            10.03%        N/A           12.89%
Utilities Growth and Income                                                -29.51%      3.07%           6.04%
Vista                                                                      -40.44%       N/A            4.35%
Voyager                                                                    -29.59%      7.23%          10.11%
Voyager II                                                                 -37.78%       N/A           -48.30%

* The  inception  dates  for  the  Funds  appear  under  the  heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).

(With Retirement Income Guarantee Rider 2)
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year       Inception*
American Government Income                                                 -0.76%        N/A            4.89%
Capital Appreciation                                                       -20.89%       N/A           -23.64%
Diversified Income                                                         -3.75%       -0.03%          2.00%
The George Putnam Fund of Boston                                           -6.76%        N/A            0.47%
Global Asset Allocation                                                    -15.58%      3.61%           6.60%
Global Growth                                                              -36.50%      1.73%           5.73%
Growth and Income                                                          -13.49%      5.83%           9.71%
Growth Opportunities                                                       -38.79%       N/A           -33.79%
Health Sciences                                                            -26.64%       N/A            1.36%
High Yield                                                                 -3.61%       -0.59%          5.20%
Income                                                                     -0.02%       3.69%           4.42%
International Growth                                                       -27.49%       N/A            7.08%
International Growth and Income                                            -27.68%       N/A            3.25%
International New Opportunities                                            -35.43%       N/A           -2.14%
Investors                                                                  -31.59%       N/A           -5.12%
Money Market                                                               -3.44%       2.62%           2.25%
New Opportunities                                                          -36.87%      3.89%           9.36%
New Value                                                                  -3.94%        N/A            7.02%
OTC & Emerging Growth                                                      -52.18%       N/A           -16.06%
Research                                                                   -25.74%       N/A            2.90%
Small Cap Value                                                            10.64%        N/A           13.50%
Utilities Growth and Income                                                -29.17%      3.65%           6.65%
Vista                                                                      -40.18%       N/A            4.96%
Voyager                                                                    -29.26%      7.85%          10.77%
Voyager II                                                                 -37.50%       N/A           -48.21%

* The  inception  dates  for  the  Funds  appear  under  the  heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).


(With  the MAV  Death  Benefit  Option or the  Enhanced  Beneficiary  Protection
(Annual Increase) Option and Retirement Income Guarantee Rider 2)


                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year       Inception*
American Government Income                                                 -0.91%        N/A            4.72%
Capital Appreciation                                                       -21.02%       N/A           -23.76%
Diversified Income                                                         -3.90%       -0.18%          1.85%
The George Putnam Fund of Boston                                           -6.90%        N/A            0.31%
Global Asset Allocation                                                    -15.72%      3.45%           6.44%
Global Growth                                                              -36.60%      1.58%           5.57%
Growth and Income                                                          -13.63%      5.67%           9.54%
Growth Opportunities                                                       -38.89%       N/A           -33.90%
Health Sciences                                                            -26.76%       N/A            1.20%
High Yield                                                                 -3.76%       -0.74%          5.04%
Income                                                                     -0.18%       3.53%           4.26%
International Growth                                                       -27.61%       N/A            6.91%
International Growth and Income                                            -27.80%       N/A            3.09%
International New Opportunities                                            -35.53%       N/A           -2.29%
Investors                                                                  -31.70%       N/A           -5.27%
Money Market                                                               -3.60%       2.47%           2.10%
New Opportunities                                                          -36.97%      3.74%           9.19%
New Value                                                                  -4.09%        N/A            6.86%
OTC & Emerging Growth                                                      -52.26%       N/A           -16.19%
Research                                                                   -25.86%       N/A            2.74%
Small Cap Value                                                            10.47%        N/A           13.32%
Utilities Growth and Income                                                -29.29%      3.49%           6.49%
Vista                                                                      -40.28%       N/A            4.80%
Voyager                                                                    -29.37%      7.69%          10.61%
Voyager II                                                                 -37.60%       N/A           -48.30%

* The  inception  dates  for  the  Funds  appear  under  the  heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).


(With the Earnings  Protection  Death  Benefit  Option  (assuming  age of oldest
Contract Owner and Annuitant is 70 or younger on the Rider Application Date) and Retirement Income Guarantee Rider 2)


                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year       Inception*
American Government Income                                                 -1.02%        N/A            4.61%
Capital Appreciation                                                       -21.10%       N/A           -23.85%
Diversified Income                                                         -4.00%       -0.28%          1.74%
The George Putnam Fund of Boston                                           -7.00%        N/A            0.21%
Global Asset Allocation                                                    -15.81%      3.35%           6.33%
Global Growth                                                              -36.67%      1.47%           5.46%
Growth and Income                                                          -13.73%      5.56%           9.43%
Growth Opportunities                                                       -38.96%       N/A           -33.98%
Health Sciences                                                            -26.84%       N/A            1.10%
High Yield                                                                 -3.87%       -0.84%          4.93%
Income                                                                     -0.29%       3.43%           4.15%
International Growth                                                       -27.69%       N/A            6.80%
International Growth and Income                                            -27.88%       N/A            2.98%
International New Opportunities                                            -35.60%       N/A           -2.39%
Investors                                                                  -31.77%       N/A           -5.36%
Money Market                                                               -3.70%       2.36%           1.99%
New Opportunities                                                          -37.04%      3.63%           9.08%
New Value                                                                  -4.19%        N/A            6.75%
OTC & Emerging Growth                                                      -52.31%       N/A           -16.28%
Research                                                                   -25.94%       N/A            2.63%
Small Cap Value                                                            10.35%        N/A           13.20%
Utilities Growth and Income                                                -29.36%      3.38%           6.38%
Vista                                                                      -40.34%       N/A            4.69%
Voyager                                                                    -29.45%      7.58%          10.49%
Voyager II                                                                 -37.67%       N/A           -48.36%

* The  inception  dates  for  the  Funds  appear  under  the  heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).


(With the MAV Death  Benefit  Option  and the  Enhanced  Beneficiary  Protection
(Annual Increase) Option and Retirement Income Guarantee Rider 2)


                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year       Inception*
American Government Income                                                 -1.07%        N/A            4.56%
Capital Appreciation                                                       -21.15%       N/A           -23.89%
Diversified Income                                                         -4.05%       -0.33%          1.69%
The George Putnam Fund of Boston                                           -7.05%        N/A            0.16%
Global Asset Allocation                                                    -15.85%      3.29%           6.28%
Global Growth                                                              -36.71%      1.42%           5.40%
Growth and Income                                                          -13.77%      5.51%           9.38%
Growth Opportunities                                                       -38.99%       N/A           -34.01%
Health Sciences                                                            -26.88%       N/A            1.05%
High Yield                                                                 -3.92%       -0.89%          4.88%
Income                                                                     -0.34%       3.38%           4.10%
International Growth                                                       -27.73%       N/A            6.75%
International Growth and Income                                            -27.92%       N/A            2.93%
International New Opportunities                                            -35.64%       N/A           -2.44%
Investors                                                                  -31.81%       N/A           -5.41%
Money Market                                                               -3.75%       2.31%           1.94%
New Opportunities                                                          -37.07%      3.58%           9.03%
New Value                                                                  -4.24%        N/A            6.69%
OTC & Emerging Growth                                                      -52.34%       N/A           -16.33%
Research                                                                   -25.98%       N/A            2.58%
Small Cap Value                                                            10.29%        N/A           13.14%
Utilities Growth and Income                                                -29.40%      3.33%           6.33%
Vista                                                                      -40.37%       N/A            4.64%
Voyager                                                                    -29.49%      7.52%          10.44%
Voyager II                                                                 -37.70%       N/A           -48.39%

* The  inception  dates  for  the  Funds  appear  under  the  heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).


(With the Earnings  Protection  Death  Benefit  Option  (assuming  age of oldest
Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement Income Guarantee Rider 2)


                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year       Inception*
American Government Income                                                 -1.18%        N/A            4.45%
Capital Appreciation                                                       -21.23%       N/A           -23.97%
Diversified Income                                                         -4.15%       -0.43%          1.59%
The George Putnam Fund of Boston                                           -7.15%        N/A            0.05%
Global Asset Allocation                                                    -15.94%      3.19%           6.17%
Global Growth                                                              -36.78%      1.32%           5.30%
Growth and Income                                                          -13.86%      5.40%           9.26%
Growth Opportunities                                                       -39.06%       N/A           -34.09%
Health Sciences                                                            -26.96%       N/A            0.94%
High Yield                                                                 -4.02%       -0.99%          4.77%
Income                                                                     -0.45%       3.27%           3.99%
International Growth                                                       -27.80%       N/A            6.64%
International Growth and Income                                            -27.99%       N/A            2.82%
International New Opportunities                                            -35.71%       N/A           -2.54%
Investors                                                                  -31.89%       N/A           -5.51%
Money Market                                                               -3.85%       2.21%           1.83%
New Opportunities                                                          -37.14%      3.47%           8.92%
New Value                                                                  -4.35%        N/A            6.58%
OTC & Emerging Growth                                                      -52.39%       N/A           -16.42%
Research                                                                   -26.06%       N/A            2.47%
Small Cap Value                                                            10.18%        N/A           13.03%
Utilities Growth and Income                                                -29.48%      3.23%           6.22%
Vista                                                                      -40.44%       N/A            4.53%
Voyager                                                                    -29.57%      7.42%          10.33%
Voyager II                                                                 -37.77%       N/A           -48.45%

* The  inception  dates  for  the  Funds  appear  under  the  heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).


(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is 70 or younger on the
Rider Application Date) and Retirement Income Guarantee Rider 2)
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year       Inception*
American Government Income                                                 -1.18%        N/A            4.45%
Capital Appreciation                                                       -21.23%       N/A           -23.97%
Diversified Income                                                         -4.15%       -0.43%          1.59%
The George Putnam Fund of Boston                                           -7.15%        N/A            0.05%
Global Asset Allocation                                                    -15.94%      3.19%           6.17%
Global Growth                                                              -36.78%      1.32%           5.30%
Growth and Income                                                          -13.86%      5.40%           9.26%
Growth Opportunities                                                       -39.06%       N/A           -34.09%
Health Sciences                                                            -26.96%       N/A            0.94%
High Yield                                                                 -4.02%       -0.99%          4.77%
Income                                                                     -0.45%       3.27%           3.99%
International Growth                                                       -27.80%       N/A            6.64%
International Growth and Income                                            -27.99%       N/A            2.82%
International New Opportunities                                            -35.71%       N/A           -2.54%
Investors                                                                  -31.89%       N/A           -5.51%
Money Market                                                               -3.85%       2.21%           1.83%
New Opportunities                                                          -37.14%      3.47%           8.92%
New Value                                                                  -4.35%        N/A            6.58%
OTC & Emerging Growth                                                      -52.39%       N/A           -16.42%
Research                                                                   -26.06%       N/A            2.47%
Small Cap Value                                                            10.18%        N/A           13.03%
Utilities Growth and Income                                                -29.48%      3.23%           6.22%
Vista                                                                      -40.44%       N/A            4.53%
Voyager                                                                    -29.57%      7.42%          10.33%
Voyager II                                                                 -37.77%       N/A           -48.45%

* The  inception  dates  for  the  Funds  appear  under  the  heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).


(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the
Rider Application Date) and Retirement Income Guarantee Rider 2)
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year       Inception*
American Government Income                                                 -1.33%        N/A            4.28%
Capital Appreciation                                                       -21.36%       N/A           -24.09%
Diversified Income                                                         -4.31%       -0.58%          1.43%
The George Putnam Fund of Boston                                           -7.30%        N/A           -0.11%
Global Asset Allocation                                                    -16.08%      3.03%           6.01%
Global Growth                                                              -36.88%      1.17%           5.14%
Growth and Income                                                          -14.00%      5.24%           9.10%
Growth Opportunities                                                       -39.16%       N/A           -34.20%
Health Sciences                                                            -27.08%       N/A            0.78%
High Yield                                                                 -4.17%       -1.14%          4.61%
Income                                                                     -0.60%       3.11%           3.84%
International Growth                                                       -27.92%       N/A            6.47%
International Growth and Income                                            -28.11%       N/A            2.66%
International New Opportunities                                            -35.81%       N/A           -2.70%
Investors                                                                  -32.00%       N/A           -5.66%
Money Market                                                               -4.01%       2.05%           1.68%
New Opportunities                                                          -37.25%      3.32%           8.75%
New Value                                                                  -4.50%        N/A            6.42%
OTC & Emerging Growth                                                      -52.47%       N/A           -16.56%
Research                                                                   -26.18%       N/A            2.31%
Small Cap Value                                                            10.00%        N/A           12.85%
Utilities Growth and Income                                                -29.59%      3.07%           6.06%
Vista                                                                      -40.54%       N/A            4.37%
Voyager                                                                    -29.68%      7.25%          10.16%
Voyager II                                                                 -37.88%       N/A           -48.53%

* The  inception  dates  for  the  Funds  appear  under  the  heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).



(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application
Date) and Retirement Income Guarantee Rider 2)
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year       Inception*
American Government Income                                                 -1.33%        N/A            4.28%
Capital Appreciation                                                       -21.36%       N/A           -24.09%
Diversified Income                                                         -4.31%       -0.58%          1.43%
The George Putnam Fund of Boston                                           -7.30%        N/A           -0.11%
Global Asset Allocation                                                    -16.08%      3.03%           6.01%
Global Growth                                                              -36.88%      1.17%           5.14%
Growth and Income                                                          -14.00%      5.24%           9.10%
Growth Opportunities                                                       -39.16%       N/A           -34.20%
Health Sciences                                                            -27.08%       N/A            0.78%
High Yield                                                                 -4.17%       -1.14%          4.61%
Income                                                                     -0.60%       3.11%           3.84%
International Growth                                                       -27.92%       N/A            6.47%
International Growth and Income                                            -28.11%       N/A            2.66%
International New Opportunities                                            -35.81%       N/A           -2.70%
Investors                                                                  -32.00%       N/A           -5.66%
Money Market                                                               -4.01%       2.05%           1.68%
New Opportunities                                                          -37.25%      3.32%           8.75%
New Value                                                                  -4.50%        N/A            6.42%
OTC & Emerging Growth                                                      -52.47%       N/A           -16.56%
Research                                                                   -26.18%       N/A            2.31%
Small Cap Value                                                            10.00%        N/A           12.85%
Utilities Growth and Income                                                -29.59%      3.07%           6.06%
Vista                                                                      -40.54%       N/A            4.37%
Voyager                                                                    -29.68%      7.25%          10.16%
Voyager II                                                                 -37.88%       N/A           -48.53%

* The  inception  dates  for  the  Funds  appear  under  the  heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).

(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider
Application Date) and Retirement Income Guarantee Rider 2)
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year       Inception*
American Government Income                                                 -1.49%        N/A            4.12%
Capital Appreciation                                                       -21.49%       N/A           -24.22%
Diversified Income                                                         -4.46%       -0.74%          1.28%
The George Putnam Fund of Boston                                           -7.45%        N/A           -0.26%
Global Asset Allocation                                                    -16.21%      2.88%           5.85%
Global Growth                                                              -36.98%      1.01%           4.98%
Growth and Income                                                          -14.14%      5.08%           8.93%
Growth Opportunities                                                       -39.26%       N/A           -34.31%
Health Sciences                                                            -27.20%       N/A            0.62%
High Yield                                                                 -4.33%       -1.29%          4.45%
Income                                                                     -0.76%       2.96%           3.68%
International Growth                                                       -28.04%       N/A            6.31%
International Growth and Income                                            -28.23%       N/A            2.51%
International New Opportunities                                            -35.92%       N/A           -2.85%
Investors                                                                  -32.11%       N/A           -5.81%
Money Market                                                               -4.16%       1.90%           1.52%
New Opportunities                                                          -37.35%      3.16%           8.59%
New Value                                                                  -4.65%        N/A            6.25%
OTC & Emerging Growth                                                      -52.55%       N/A           -16.69%
Research                                                                   -26.30%       N/A            2.15%
Small Cap Value                                                             9.83%        N/A           12.68%
Utilities Growth and Income                                                -29.71%      2.92%           5.90%
Vista                                                                      -40.64%       N/A            4.21%
Voyager                                                                    -29.79%      7.09%           9.99%
Voyager II                                                                 -37.98%       N/A           -48.62%

* The inception dates for the Funds appear under the heading "Adjusted Historical Total Returns," above. For periods prior to the inception dates of the Funds (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).


                                   APPENDIX D

    PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACT WITH 3-YEAR WITHDRAWAL OPTION)

The Putnam Allstate Advisor Preferred Variable Annuity Contracts were first offered as of the date of this Statement of Additional Information. Accordingly, performance shown for periods prior to that date reflects the performance of the Variable Sub-Accounts, adjusted to reflect the current charges under the Contracts (and Options as applicable) as if they had been available throughout the periods shown.
These Contract charges include a maximum withdrawal charge of 7% that declines to zero after three years (not shown for non-standardized total returns), an annual contract maintenance charge of $30 (not shown for non-standardized total returns), and total Variable Account annual expenses of:

-        1.69% (without any optional benefit riders), or

- 1.84% with the MAV Death Benefit Option or the Enhanced Beneficiary Protection (Annual Increase) Option, or

- 1.94% with the Earnings Protection Death Benefit Option (assuming age of oldest Owner and Annuitant is 70 or younger on the Rider Application Date), or

- 1.99% with the MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual Increase) Option, or

- 2.09% with the Earnings Protection Death Benefit Option (assuming age of oldest Owner and Annuitant is between 71 and 79 on the Rider Application Date), or

- 2.09% with the MAV Death Benefit Option or Enhanced Beneficiary Protection (Annual Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application Date), or

- 2.24% with the MAV Death Benefit Option or the Enhanced Beneficiary Protection (Annual Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date), or

- 2.24% with the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application Date), or

- 2.39% with the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date).

In addition, where Retirement Income Guarantee Option 1 is included, the performance shown reflects the deduction of the annual Rider Fee equal to 0.25% of the Income Base, assuming no additional purchase payments or withdrawals. Where Retirement Income Guarantee Option 2 is included, the performance shown reflects the deduction of the annual Rider Fee equal to 0.45% of the Income Base, assuming Income Base A is in effect and assuming no additional purchase payments or withdrawals.


See the Expense Table in the Prospectus for more details.


Standardized Total Returns


Set out below are the standardized total returns for each Variable Sub-Account since its inception through December 31, 2001. All of the Variable Sub-Accounts commenced operations on April 30, 1999 except for the Putnam American Government Income and Putnam Growth Opportunities Variable Sub-Accounts, which commenced operations on February 4, 2000, the Putnam Technology Variable Sub-Account, which commenced operations on July 17, 2000, and the Putnam Capital Appreciation and Putnam Voyager II Variable Sub-Accounts, which commenced operations on October 2, 2000.

(Without any optional benefits)

                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                 -0.41%        N/A            5.51%
Capital Appreciation                                                       -20.53%       N/A           -23.18%
Diversified Income                                                         -3.40%        N/A           -2.36%
The George Putnam Fund of Boston                                           -6.40%        N/A           -2.19%
Global Asset Allocation                                                    -15.22%       N/A           -5.77%
Global Growth                                                              -36.12%       N/A           -12.44%
Growth and Income                                                          -13.14%       N/A           -5.95%
Growth Opportunities                                                       -38.41%       N/A           -35.46%
Health Sciences                                                            -26.27%       N/A            3.45%
High Yield                                                                 -3.26%        N/A           -5.34%
Income                                                                      0.32%        N/A            1.42%
International Growth                                                       -27.12%       N/A           -1.73%
International Growth and Income                                            -27.31%       N/A           -7.83%
International New Opportunities                                            -35.05%       N/A           -11.52%
Investors                                                                  -31.21%       N/A           -13.73%
Money Market                                                               -3.10%        N/A            1.18%
New Opportunities                                                          -36.49%       N/A           -10.84%
New Value                                                                  -3.59%        N/A            1.01%
OTC & Emerging Growth                                                      -51.78%       N/A           -24.96%
Research                                                                   -25.37%       N/A           -6.12%
Small Cap Value                                                            10.98%        N/A           13.87%
Utilities Growth and Income                                                -28.80%       N/A           -6.54%
Vista                                                                      -39.79%       N/A           -7.06%
Voyager                                                                    -28.88%       N/A           -5.89%
Voyager II                                                                 -37.12%       N/A           -47.77%

(With  the MAV  Death  Benefit  Option or the  Enhanced  Beneficiary  Protection
(Annual Increase) Option)


                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                 -0.57%        N/A            5.34%
Capital Appreciation                                                       -20.65%       N/A           -23.30%
Diversified Income                                                         -3.55%        N/A           -2.51%
The George Putnam Fund of Boston                                           -6.55%        N/A           -2.34%
Global Asset Allocation                                                    -15.36%       N/A           -5.91%
Global Growth                                                              -36.22%       N/A           -12.58%
Growth and Income                                                          -13.28%       N/A           -6.10%
Growth Opportunities                                                       -38.51%       N/A           -35.57%
Health Sciences                                                            -26.39%       N/A            3.29%
High Yield                                                                 -3.42%        N/A           -5.49%
Income                                                                      0.16%        N/A            1.26%
International Growth                                                       -27.24%       N/A           -1.89%
International Growth and Income                                            -27.43%       N/A           -7.97%
International New Opportunities                                            -35.15%       N/A           -11.66%
Investors                                                                  -31.32%       N/A           -13.87%
Money Market                                                               -3.25%        N/A            1.02%
New Opportunities                                                          -36.59%       N/A           -10.98%
New Value                                                                  -3.74%        N/A            0.85%
OTC & Emerging Growth                                                      -51.86%       N/A           -25.08%
Research                                                                   -25.49%       N/A           -6.27%
Small Cap Value                                                            10.80%        N/A           13.69%
Utilities Growth and Income                                                -28.91%       N/A           -6.69%
Vista                                                                      -39.89%       N/A           -7.21%
Voyager                                                                    -29.00%       N/A           -6.04%
Voyager II                                                                 -37.22%       N/A           -47.86%

(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is 70 or younger on the Rider Application Date))
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                 -0.67%        N/A            5.23%
Capital Appreciation                                                       -20.74%       N/A           -23.39%
Diversified Income                                                         -3.65%        N/A           -2.61%
The George Putnam Fund of Boston                                           -6.65%        N/A           -2.44%
Global Asset Allocation                                                    -15.45%       N/A           -6.01%
Global Growth                                                              -36.29%       N/A           -12.67%
Growth and Income                                                          -13.37%       N/A           -6.20%
Growth Opportunities                                                       -38.57%       N/A           -35.64%
Health Sciences                                                            -26.47%       N/A            3.18%
High Yield                                                                 -3.52%        N/A           -5.58%
Income                                                                      0.06%        N/A            1.15%
International Growth                                                       -27.31%       N/A           -1.99%
International Growth and Income                                            -27.51%       N/A           -8.07%
International New Opportunities                                            -35.22%       N/A           -11.76%
Investors                                                                  -31.40%       N/A           -13.96%
Money Market                                                               -3.35%        N/A            0.91%
New Opportunities                                                          -36.66%       N/A           -11.07%
New Value                                                                  -3.84%        N/A            0.75%
OTC & Emerging Growth                                                      -51.92%       N/A           -25.16%
Research                                                                   -25.57%       N/A           -6.37%
Small Cap Value                                                            10.69%        N/A           13.57%
Utilities Growth and Income                                                -28.99%       N/A           -6.79%
Vista                                                                      -39.96%       N/A           -7.31%
Voyager                                                                    -29.08%       N/A           -6.14%
Voyager II                                                                 -37.29%       N/A           -47.92%

(With the MAV Death  Benefit  Option  and the  Enhanced  Beneficiary  Protection
(Annual Increase) Option)


                                                                                                 10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                 -0.67%        N/A            5.23%
Capital Appreciation                                                       -20.74%       N/A           -23.39%
Diversified Income                                                         -3.65%        N/A           -2.61%
The George Putnam Fund of Boston                                           -6.65%        N/A           -2.44%
Global Asset Allocation                                                    -15.45%       N/A           -6.01%
Global Growth                                                              -36.29%       N/A           -12.67%
Growth and Income                                                          -13.37%       N/A           -6.20%
Growth Opportunities                                                       -38.57%       N/A           -35.64%
Health Sciences                                                            -26.47%       N/A            3.18%
High Yield                                                                 -3.52%        N/A           -5.58%
Income                                                                      0.06%        N/A            1.15%
International Growth                                                       -27.31%       N/A           -1.99%
International Growth and Income                                            -27.51%       N/A           -8.07%
International New Opportunities                                            -35.22%       N/A           -11.76%
Investors                                                                  -31.40%       N/A           -13.96%
Money Market                                                               -3.35%        N/A            0.91%
New Opportunities                                                          -36.66%       N/A           -11.07%
New Value                                                                  -3.84%        N/A            0.75%
OTC & Emerging Growth                                                      -51.92%       N/A           -25.16%
Research                                                                   -25.57%       N/A           -6.37%
Small Cap Value                                                            10.69%        N/A           13.57%
Utilities Growth and Income                                                -28.99%       N/A           -6.79%
Vista                                                                      -39.96%       N/A           -7.31%
Voyager                                                                    -29.08%       N/A           -6.14%
Voyager II                                                                 -37.29%       N/A           -47.92%

(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is between 71 and 79 on the Rider Application
Date))
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                 -0.83%        N/A            5.07%
Capital Appreciation                                                       -20.87%       N/A           -23.51%
Diversified Income                                                         -3.81%        N/A           -2.76%
The George Putnam Fund of Boston                                           -6.80%        N/A           -2.60%
Global Asset Allocation                                                    -15.58%       N/A           -6.16%
Global Growth                                                              -36.39%       N/A           -12.81%
Growth and Income                                                          -13.51%       N/A           -6.34%
Growth Opportunities                                                       -38.68%       N/A           -35.75%
Health Sciences                                                            -26.59%       N/A            3.02%
High Yield                                                                 -3.67%        N/A           -5.73%
Income                                                                     -0.10%        N/A            1.00%
International Growth                                                       -27.43%       N/A           -2.14%
International Growth and Income                                            -27.62%       N/A           -8.21%
International New Opportunities                                            -35.33%       N/A           -11.90%
Investors                                                                  -31.51%       N/A           -14.09%
Money Market                                                               -3.51%        N/A            0.76%
New Opportunities                                                          -36.76%       N/A           -11.21%
New Value                                                                  -4.00%        N/A            0.59%
OTC & Emerging Growth                                                      -52.00%       N/A           -25.28%
Research                                                                   -25.69%       N/A           -6.52%
Small Cap Value                                                            10.51%        N/A           13.40%
Utilities Growth and Income                                                -29.10%       N/A           -6.93%
Vista                                                                      -40.06%       N/A           -7.45%
Voyager                                                                    -29.19%       N/A           -6.28%
Voyager II                                                                 -37.39%       N/A           -48.01%

(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is 70 or younger on the
Rider Application Date))
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                 -0.83%        N/A            5.07%
Capital Appreciation                                                       -20.87%       N/A           -23.51%
Diversified Income                                                         -3.81%        N/A           -2.76%
The George Putnam Fund of Boston                                           -6.80%        N/A           -2.60%
Global Asset Allocation                                                    -15.58%       N/A           -6.16%
Global Growth                                                              -36.39%       N/A           -12.81%
Growth and Income                                                          -13.51%       N/A           -6.34%
Growth Opportunities                                                       -38.68%       N/A           -35.75%
Health Sciences                                                            -26.59%       N/A            3.02%
High Yield                                                                 -3.67%        N/A           -5.73%
Income                                                                     -0.10%        N/A            1.00%
International Growth                                                       -27.43%       N/A           -2.14%
International Growth and Income                                            -27.62%       N/A           -8.21%
International New Opportunities                                            -35.33%       N/A           -11.90%
Investors                                                                  -31.51%       N/A           -14.09%
Money Market                                                               -3.51%        N/A            0.76%
New Opportunities                                                          -36.76%       N/A           -11.21%
New Value                                                                  -4.00%        N/A            0.59%
OTC & Emerging Growth                                                      -52.00%       N/A           -25.28%
Research                                                                   -25.69%       N/A           -6.52%
Small Cap Value                                                            10.51%        N/A           13.40%
Utilities Growth and Income                                                -29.10%       N/A           -6.93%
Vista                                                                      -40.06%       N/A           -7.45%
Voyager                                                                    -29.19%       N/A           -6.28%
Voyager II                                                                 -37.39%       N/A           -48.01%

(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date))

                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                 -0.99%        N/A            4.90%
Capital Appreciation                                                       -20.99%       N/A           -23.63%
Diversified Income                                                         -3.96%        N/A           -2.92%
The George Putnam Fund of Boston                                           -6.95%        N/A           -2.75%
Global Asset Allocation                                                    -15.72%       N/A           -6.31%
Global Growth                                                              -36.50%       N/A           -12.95%
Growth and Income                                                          -13.64%       N/A           -6.49%
Growth Opportunities                                                       -38.78%       N/A           -35.86%
Health Sciences                                                            -26.71%       N/A            2.86%
High Yield                                                                 -3.83%        N/A           -5.88%
Income                                                                     -0.26%        N/A            0.84%
International Growth                                                       -27.55%       N/A           -2.30%
International Growth and Income                                            -27.74%       N/A           -8.36%
International New Opportunities                                            -35.43%       N/A           -12.04%
Investors                                                                  -31.62%       N/A           -14.23%
Money Market                                                               -3.66%        N/A            0.60%
New Opportunities                                                          -36.87%       N/A           -11.35%
New Value                                                                  -4.15%        N/A            0.43%
OTC & Emerging Growth                                                      -52.08%       N/A           -25.41%
Research                                                                   -25.81%       N/A           -6.66%
Small Cap Value                                                            10.34%        N/A           13.22%
Utilities Growth and Income                                                -29.22%       N/A           -7.08%
Vista                                                                      -40.15%       N/A           -7.60%
Voyager                                                                    -29.31%       N/A           -6.43%
Voyager II                                                                 -37.49%       N/A           -48.10%

(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application
Date))
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                 -0.99%        N/A            4.90%
Capital Appreciation                                                       -20.99%       N/A           -23.63%
Diversified Income                                                         -3.96%        N/A           -2.92%
The George Putnam Fund of Boston                                           -6.95%        N/A           -2.75%
Global Asset Allocation                                                    -15.72%       N/A           -6.31%
Global Growth                                                              -36.50%       N/A           -12.95%
Growth and Income                                                          -13.64%       N/A           -6.49%
Growth Opportunities                                                       -38.78%       N/A           -35.86%
Health Sciences                                                            -26.71%       N/A            2.86%
High Yield                                                                 -3.83%        N/A           -5.88%
Income                                                                     -0.26%        N/A            0.84%
International Growth                                                       -27.55%       N/A           -2.30%
International Growth and Income                                            -27.74%       N/A           -8.36%
International New Opportunities                                            -35.43%       N/A           -12.04%
Investors                                                                  -31.62%       N/A           -14.23%
Money Market                                                               -3.66%        N/A            0.60%
New Opportunities                                                          -36.87%       N/A           -11.35%
New Value                                                                  -4.15%        N/A            0.43%
OTC & Emerging Growth                                                      -52.08%       N/A           -25.41%
Research                                                                   -25.81%       N/A           -6.66%
Small Cap Value                                                            10.34%        N/A           13.22%
Utilities Growth and Income                                                -29.22%       N/A           -7.08%
Vista                                                                      -40.15%       N/A           -7.60%
Voyager                                                                    -29.31%       N/A           -6.43%
Voyager II                                                                 -37.49%       N/A           -48.10%

(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider
Application Date))
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                 -1.15%        N/A            4.74%
Capital Appreciation                                                       -21.12%       N/A           -23.75%
Diversified Income                                                         -4.11%        N/A           -3.07%
The George Putnam Fund of Boston                                           -7.10%        N/A           -2.90%
Global Asset Allocation                                                    -15.85%       N/A           -6.46%
Global Growth                                                              -36.60%       N/A           -13.09%
Growth and Income                                                          -13.78%       N/A           -6.64%
Growth Opportunities                                                       -38.88%       N/A           -35.97%
Health Sciences                                                            -26.83%       N/A            2.70%
High Yield                                                                 -3.98%        N/A           -6.03%
Income                                                                     -0.42%        N/A            0.68%
International Growth                                                       -27.67%       N/A           -2.45%
International Growth and Income                                            -27.86%       N/A           -8.50%
International New Opportunities                                            -35.54%       N/A           -12.18%
Investors                                                                  -31.73%       N/A           -14.37%
Money Market                                                               -3.81%        N/A            0.44%
New Opportunities                                                          -36.97%       N/A           -11.49%
New Value                                                                  -4.30%        N/A            0.28%
OTC & Emerging Growth                                                      -52.16%       N/A           -25.53%
Research                                                                   -25.93%       N/A           -6.81%
Small Cap Value                                                            10.16%        N/A           13.05%
Utilities Growth and Income                                                -29.33%       N/A           -7.23%
Vista                                                                      -40.25%       N/A           -7.75%
Voyager                                                                    -29.42%       N/A           -6.58%
Voyager II                                                                 -37.60%       N/A           -48.18%


(With Retirement Income Guarantee Rider 1)
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                 -0.66%        N/A            5.25%
Capital Appreciation                                                       -20.78%       N/A           -23.57%
Diversified Income                                                         -3.65%        N/A           -2.65%
The George Putnam Fund of Boston                                           -6.65%        N/A           -2.49%
Global Asset Allocation                                                    -15.47%       N/A           -6.05%
Global Growth                                                              -36.37%       N/A           -12.69%
Growth and Income                                                          -13.39%       N/A           -6.25%
Growth Opportunities                                                       -38.66%       N/A           -35.79%
Health Sciences                                                            -26.52%       N/A            3.20%
High Yield                                                                 -3.51%        N/A           -5.64%
Income                                                                      0.07%        N/A            1.13%
International Growth                                                       -27.37%       N/A           -1.97%
International Growth and Income                                            -27.56%       N/A           -8.10%
International New Opportunities                                            -35.30%       N/A           -11.77%
Investors                                                                  -31.46%       N/A           -14.01%
Money Market                                                               -3.35%        N/A            0.89%
New Opportunities                                                          -36.74%       N/A           -11.08%
New Value                                                                  -3.84%        N/A            0.71%
OTC & Emerging Growth                                                      -52.03%       N/A           -25.23%
Research                                                                   -25.62%       N/A           -6.49%
Small Cap Value                                                            10.73%        N/A           13.60%
Utilities Growth and Income                                                -29.05%       N/A           -6.82%
Vista                                                                      -40.04%       N/A           -7.30%
Voyager                                                                    -29.13%       N/A           -6.14%
Voyager II                                                                 -37.37%       N/A           -48.17%

(With  the MAV  Death  Benefit  Option or the  Enhanced  Beneficiary  Protection
(Annual Increase) Option and Retirement Income Guarantee Rider 1)


                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                 -0.82%        N/A            5.09%
Capital Appreciation                                                       -20.90%       N/A           -23.70%
Diversified Income                                                         -3.80%        N/A           -2.80%
The George Putnam Fund of Boston                                           -6.80%        N/A           -2.64%
Global Asset Allocation                                                    -15.61%       N/A           -6.20%
Global Growth                                                              -36.47%       N/A           -12.83%
Growth and Income                                                          -13.53%       N/A           -6.40%
Growth Opportunities                                                       -38.76%       N/A           -35.90%
Health Sciences                                                            -26.64%       N/A            3.03%
High Yield                                                                 -3.67%        N/A           -5.79%
Income                                                                     -0.09%        N/A            0.97%
International Growth                                                       -27.49%       N/A           -2.13%
International Growth and Income                                            -27.68%       N/A           -8.25%
International New Opportunities                                            -35.40%       N/A           -11.91%
Investors                                                                  -31.57%       N/A           -14.15%
Money Market                                                               -3.50%        N/A            0.74%
New Opportunities                                                          -36.84%       N/A           -11.23%
New Value                                                                  -3.99%        N/A            0.56%
OTC & Emerging Growth                                                      -52.11%       N/A           -25.35%
Research                                                                   -25.74%       N/A           -6.64%
Small Cap Value                                                            10.55%        N/A           13.42%
Utilities Growth and Income                                                -29.16%       N/A           -6.97%
Vista                                                                      -40.14%       N/A           -7.45%
Voyager                                                                    -29.25%       N/A           -6.28%
Voyager II                                                                 -37.47%       N/A           -48.26%

(With the Earnings  Protection  Death  Benefit  Option  (assuming  age of oldest
Contract Owner and Annuitant is 70 or younger on the Rider Application Date) and Retirement Income Guarantee Rider 1)


                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                 -0.92%        N/A            4.98%
Capital Appreciation                                                       -20.99%       N/A           -23.78%
Diversified Income                                                         -3.90%        N/A           -2.91%
The George Putnam Fund of Boston                                           -6.90%        N/A           -2.74%
Global Asset Allocation                                                    -15.70%       N/A           -6.30%
Global Growth                                                              -36.54%       N/A           -12.92%
Growth and Income                                                          -13.62%       N/A           -6.50%
Growth Opportunities                                                       -38.82%       N/A           -35.97%
Health Sciences                                                            -26.72%       N/A            2.93%
High Yield                                                                 -3.77%        N/A           -5.89%
Income                                                                     -0.19%        N/A            0.86%
International Growth                                                       -27.56%       N/A           -2.23%
International Growth and Income                                            -27.76%       N/A           -8.34%
International New Opportunities                                            -35.47%       N/A           -12.00%
Investors                                                                  -31.65%       N/A           -14.24%
Money Market                                                               -3.60%        N/A            0.63%
New Opportunities                                                          -36.91%       N/A           -11.32%
New Value                                                                  -4.09%        N/A            0.45%
OTC & Emerging Growth                                                      -52.17%       N/A           -25.43%
Research                                                                   -25.82%       N/A           -6.74%
Small Cap Value                                                            10.44%        N/A           13.30%
Utilities Growth and Income                                                -29.24%       N/A           -7.06%
Vista                                                                      -40.21%       N/A           -7.55%
Voyager                                                                    -29.33%       N/A           -6.38%
Voyager II                                                                 -37.54%       N/A           -48.32%

(With the MAV Death  Benefit  Option  and the  Enhanced  Beneficiary  Protection
(Annual Increase) Option and Retirement Income Guarantee Rider 1)


                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                 -0.98%        N/A            4.92%
Capital Appreciation                                                       -21.03%       N/A           -23.82%
Diversified Income                                                         -3.95%        N/A           -2.96%
The George Putnam Fund of Boston                                           -6.95%        N/A           -2.79%
Global Asset Allocation                                                    -15.74%       N/A           -6.35%
Global Growth                                                              -36.58%       N/A           -12.97%
Growth and Income                                                          -13.66%       N/A           -6.55%
Growth Opportunities                                                       -38.86%       N/A           -36.01%
Health Sciences                                                            -26.76%       N/A            2.87%
High Yield                                                                 -3.82%        N/A           -5.94%
Income                                                                     -0.25%        N/A            0.81%
International Growth                                                       -27.60%       N/A           -2.28%
International Growth and Income                                            -27.79%       N/A           -8.39%
International New Opportunities                                            -35.51%       N/A           -12.05%
Investors                                                                  -31.69%       N/A           -14.28%
Money Market                                                               -3.65%        N/A            0.58%
New Opportunities                                                          -36.94%       N/A           -11.37%
New Value                                                                  -4.15%        N/A            0.40%
OTC & Emerging Growth                                                      -52.19%       N/A           -25.48%
Research                                                                   -25.86%       N/A           -6.79%
Small Cap Value                                                            10.38%        N/A           13.24%
Utilities Growth and Income                                                -29.28%       N/A           -7.11%
Vista                                                                      -40.24%       N/A           -7.60%
Voyager                                                                    -29.37%       N/A           -6.43%
Voyager II                                                                 -37.57%       N/A           -48.35%

(With the Earnings  Protection  Death  Benefit  Option  (assuming  age of oldest
Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement Income Guarantee Rider 1)


                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                 -1.08%        N/A            4.81%
Capital Appreciation                                                       -21.12%       N/A           -23.90%
Diversified Income                                                         -4.06%        N/A           -3.06%
The George Putnam Fund of Boston                                           -7.05%        N/A           -2.89%
Global Asset Allocation                                                    -15.83%       N/A           -6.45%
Global Growth                                                              -36.64%       N/A           -13.06%
Growth and Income                                                          -13.76%       N/A           -6.65%
Growth Opportunities                                                       -38.93%       N/A           -36.08%
Health Sciences                                                            -26.84%       N/A            2.77%
High Yield                                                                 -3.92%        N/A           -6.04%
Income                                                                     -0.35%        N/A            0.70%
International Growth                                                       -27.68%       N/A           -2.38%
International Growth and Income                                            -27.87%       N/A           -8.49%
International New Opportunities                                            -35.58%       N/A           -12.14%
Investors                                                                  -31.76%       N/A           -14.38%
Money Market                                                               -3.76%        N/A            0.47%
New Opportunities                                                          -37.01%       N/A           -11.46%
New Value                                                                  -4.25%        N/A            0.29%
OTC & Emerging Growth                                                      -52.25%       N/A           -25.56%
Research                                                                   -25.94%       N/A           -6.89%
Small Cap Value                                                            10.26%        N/A           13.13%
Utilities Growth and Income                                                -29.35%       N/A           -7.21%
Vista                                                                      -40.31%       N/A           -7.69%
Voyager                                                                    -29.44%       N/A           -6.53%
Voyager II                                                                 -37.64%       N/A           -48.40%

(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is 70 or younger on the
Rider Application Date) and Retirement Income Guarantee Rider 1)
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                 -1.08%        N/A            4.81%
Capital Appreciation                                                       -21.12%       N/A           -23.90%
Diversified Income                                                         -4.06%        N/A           -3.06%
The George Putnam Fund of Boston                                           -7.05%        N/A           -2.89%
Global Asset Allocation                                                    -15.83%       N/A           -6.45%
Global Growth                                                              -36.64%       N/A           -13.06%
Growth and Income                                                          -13.76%       N/A           -6.65%
Growth Opportunities                                                       -38.93%       N/A           -36.08%
Health Sciences                                                            -26.84%       N/A            2.77%
High Yield                                                                 -3.92%        N/A           -6.04%
Income                                                                     -0.35%        N/A            0.70%
International Growth                                                       -27.68%       N/A           -2.38%
International Growth and Income                                            -27.87%       N/A           -8.49%
International New Opportunities                                            -35.58%       N/A           -12.14%
Investors                                                                  -31.76%       N/A           -14.38%
Money Market                                                               -3.76%        N/A            0.47%
New Opportunities                                                          -37.01%       N/A           -11.46%
New Value                                                                  -4.25%        N/A            0.29%
OTC & Emerging Growth                                                      -52.25%       N/A           -25.56%
Research                                                                   -25.94%       N/A           -6.89%
Small Cap Value                                                            10.26%        N/A           13.13%
Utilities Growth and Income                                                -29.35%       N/A           -7.21%
Vista                                                                      -40.31%       N/A           -7.69%
Voyager                                                                    -29.44%       N/A           -6.53%
Voyager II                                                                 -37.64%       N/A           -48.40%

(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement Income Guarantee Rider 1)

                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                 -1.24%        N/A            4.65%
Capital Appreciation                                                       -21.24%       N/A           -24.03%
Diversified Income                                                         -4.21%        N/A           -3.21%
The George Putnam Fund of Boston                                           -7.20%        N/A           -3.05%
Global Asset Allocation                                                    -15.97%       N/A           -6.59%
Global Growth                                                              -36.75%       N/A           -13.20%
Growth and Income                                                          -13.89%       N/A           -6.79%
Growth Opportunities                                                       -39.03%       N/A           -36.19%
Health Sciences                                                            -26.96%       N/A            2.61%
High Yield                                                                 -4.08%        N/A           -6.19%
Income                                                                     -0.51%        N/A            0.55%
International Growth                                                       -27.80%       N/A           -2.54%
International Growth and Income                                            -27.99%       N/A           -8.63%
International New Opportunities                                            -35.68%       N/A           -12.28%
Investors                                                                  -31.87%       N/A           -14.51%
Money Market                                                               -3.91%        N/A            0.32%
New Opportunities                                                          -37.12%       N/A           -11.60%
New Value                                                                  -4.40%        N/A            0.13%
OTC & Emerging Growth                                                      -52.33%       N/A           -25.68%
Research                                                                   -26.06%       N/A           -7.03%
Small Cap Value                                                            10.09%        N/A           12.95%
Utilities Growth and Income                                                -29.47%       N/A           -7.36%
Vista                                                                      -40.40%       N/A           -7.84%
Voyager                                                                    -29.56%       N/A           -6.68%
Voyager II                                                                 -37.74%       N/A           -48.49%

(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application
Date) and Retirement Income Guarantee Rider 1)
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                 -1.24%        N/A            4.65%
Capital Appreciation                                                       -21.24%       N/A           -24.03%
Diversified Income                                                         -4.21%        N/A           -3.21%
The George Putnam Fund of Boston                                           -7.20%        N/A           -3.05%
Global Asset Allocation                                                    -15.97%       N/A           -6.59%
Global Growth                                                              -36.75%       N/A           -13.20%
Growth and Income                                                          -13.89%       N/A           -6.79%
Growth Opportunities                                                       -39.03%       N/A           -36.19%
Health Sciences                                                            -26.96%       N/A            2.61%
High Yield                                                                 -4.08%        N/A           -6.19%
Income                                                                     -0.51%        N/A            0.55%
International Growth                                                       -27.80%       N/A           -2.54%
International Growth and Income                                            -27.99%       N/A           -8.63%
International New Opportunities                                            -35.68%       N/A           -12.28%
Investors                                                                  -31.87%       N/A           -14.51%
Money Market                                                               -3.91%        N/A            0.32%
New Opportunities                                                          -37.12%       N/A           -11.60%
New Value                                                                  -4.40%        N/A            0.13%
OTC & Emerging Growth                                                      -52.33%       N/A           -25.68%
Research                                                                   -26.06%       N/A           -7.03%
Small Cap Value                                                            10.09%        N/A           12.95%
Utilities Growth and Income                                                -29.47%       N/A           -7.36%
Vista                                                                      -40.40%       N/A           -7.84%
Voyager                                                                    -29.56%       N/A           -6.68%
Voyager II                                                                 -37.74%       N/A           -48.49%

(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider
Application Date) and Retirement Income Guarantee Rider 1)
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                 -1.40%        N/A            4.48%
Capital Appreciation                                                       -21.37%       N/A           -24.15%
Diversified Income                                                         -4.36%        N/A           -3.36%
The George Putnam Fund of Boston                                           -7.35%        N/A           -3.20%
Global Asset Allocation                                                    -16.10%       N/A           -6.74%
Global Growth                                                              -36.85%       N/A           -13.34%
Growth and Income                                                          -14.03%       N/A           -6.94%
Growth Opportunities                                                       -39.13%       N/A           -36.29%
Health Sciences                                                            -27.08%       N/A            2.44%
High Yield                                                                 -4.23%        N/A           -6.33%
Income                                                                     -0.67%        N/A            0.39%
International Growth                                                       -27.92%       N/A           -2.69%
International Growth and Income                                            -28.11%       N/A           -8.78%
International New Opportunities                                            -35.79%       N/A           -12.42%
Investors                                                                  -31.98%       N/A           -14.65%
Money Market                                                               -4.06%        N/A            0.16%
New Opportunities                                                          -37.22%       N/A           -11.74%
New Value                                                                  -4.55%        N/A           -0.02%
OTC & Emerging Growth                                                      -52.41%       N/A           -25.80%
Research                                                                   -26.18%       N/A           -7.18%
Small Cap Value                                                             9.91%        N/A           12.78%
Utilities Growth and Income                                                -29.58%       N/A           -7.50%
Vista                                                                      -40.50%       N/A           -7.99%
Voyager                                                                    -29.67%       N/A           -6.83%
Voyager II                                                                 -37.85%       N/A           -48.58%

(With Retirement Income Guarantee Rider 2)
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                 -0.86%        N/A            5.05%
Capital Appreciation                                                       -20.98%       N/A           -23.89%
Diversified Income                                                         -3.85%        N/A           -2.89%
The George Putnam Fund of Boston                                           -6.85%        N/A           -2.72%
Global Asset Allocation                                                    -15.67%       N/A           -6.28%
Global Growth                                                              -36.57%       N/A           -12.89%
Growth and Income                                                          -13.59%       N/A           -6.49%
Growth Opportunities                                                       -38.86%       N/A           -36.05%
Health Sciences                                                            -26.72%       N/A            2.99%
High Yield                                                                 -3.71%        N/A           -5.88%
Income                                                                     -0.13%        N/A            0.89%
International Growth                                                       -27.57%       N/A           -2.16%
International Growth and Income                                            -27.76%       N/A           -8.32%
International New Opportunities                                            -35.50%       N/A           -11.96%
Investors                                                                  -31.66%       N/A           -14.23%
Money Market                                                               -3.55%        N/A            0.67%
New Opportunities                                                          -36.94%       N/A           -11.28%
New Value                                                                  -4.04%        N/A            0.47%
OTC & Emerging Growth                                                      -52.23%       N/A           -25.45%
Research                                                                   -25.82%       N/A           -6.79%
Small Cap Value                                                            10.53%        N/A           13.38%
Utilities Growth and Income                                                -29.25%       N/A           -7.04%
Vista                                                                      -40.24%       N/A           -7.50%
Voyager                                                                    -29.33%       N/A           -6.34%
Voyager II                                                                 -37.57%       N/A           -48.49%

(With  the MAV  Death  Benefit  Option or the  Enhanced  Beneficiary  Protection
(Annual Increase) Option and Retirement Income Guarantee Rider 2)


                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                 -1.02%        N/A            4.88%
Capital Appreciation                                                       -21.10%       N/A           -24.01%
Diversified Income                                                         -4.00%        N/A           -3.04%
The George Putnam Fund of Boston                                           -7.00%        N/A           -2.88%
Global Asset Allocation                                                    -15.81%       N/A           -6.43%
Global Growth                                                              -36.67%       N/A           -13.03%
Growth and Income                                                          -13.73%       N/A           -6.64%
Growth Opportunities                                                       -38.96%       N/A           -36.16%
Health Sciences                                                            -26.84%       N/A            2.83%
High Yield                                                                 -3.87%        N/A           -6.03%
Income                                                                     -0.29%        N/A            0.73%
International Growth                                                       -27.69%       N/A           -2.32%
International Growth and Income                                            -27.88%       N/A           -8.47%
International New Opportunities                                            -35.60%       N/A           -12.10%
Investors                                                                  -31.77%       N/A           -14.37%
Money Market                                                               -3.70%        N/A            0.51%
New Opportunities                                                          -37.04%       N/A           -11.43%
New Value                                                                  -4.19%        N/A            0.32%
OTC & Emerging Growth                                                      -52.31%       N/A           -25.57%
Research                                                                   -25.94%       N/A           -6.94%
Small Cap Value                                                            10.35%        N/A           13.20%
Utilities Growth and Income                                                -29.36%       N/A           -7.19%
Vista                                                                      -40.34%       N/A           -7.64%
Voyager                                                                    -29.45%       N/A           -6.48%
Voyager II                                                                 -37.67%       N/A           -48.58%

(With the Earnings  Protection  Death  Benefit  Option  (assuming  age of oldest
Contract Owner and Annuitant is 70 or younger on the Rider Application Date) and Retirement Income Guarantee Rider 2)


                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                 -1.12%        N/A            4.77%
Capital Appreciation                                                       -21.19%       N/A           -24.10%
Diversified Income                                                         -4.10%        N/A           -3.14%
The George Putnam Fund of Boston                                           -7.10%        N/A           -2.98%
Global Asset Allocation                                                    -15.90%       N/A           -6.53%
Global Growth                                                              -36.74%       N/A           -13.13%
Growth and Income                                                          -13.82%       N/A           -6.74%
Growth Opportunities                                                       -39.02%       N/A           -36.23%
Health Sciences                                                            -26.92%       N/A            2.72%
High Yield                                                                 -3.97%        N/A           -6.13%
Income                                                                     -0.39%        N/A            0.63%
International Growth                                                       -27.76%       N/A           -2.42%
International Growth and Income                                            -27.96%       N/A           -8.56%
International New Opportunities                                            -35.67%       N/A           -12.20%
Investors                                                                  -31.85%       N/A           -14.46%
Money Market                                                               -3.80%        N/A            0.40%
New Opportunities                                                          -37.11%       N/A           -11.52%
New Value                                                                  -4.29%        N/A            0.21%
OTC & Emerging Growth                                                      -52.37%       N/A           -25.65%
Research                                                                   -26.02%       N/A           -7.03%
Small Cap Value                                                            10.24%        N/A           13.09%
Utilities Growth and Income                                                -29.44%       N/A           -7.29%
Vista                                                                      -40.41%       N/A           -7.74%
Voyager                                                                    -29.53%       N/A           -6.58%
Voyager II                                                                 -37.74%       N/A           -48.63%

(With the MAV Death  Benefit  Option  and the  Enhanced  Beneficiary  Protection
(Annual Increase) Option and Retirement Income Guarantee Rider 2)


                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                 -1.18%        N/A            4.72%
Capital Appreciation                                                       -21.23%       N/A           -24.14%
Diversified Income                                                         -4.15%        N/A           -3.19%
The George Putnam Fund of Boston                                           -7.15%        N/A           -3.03%
Global Asset Allocation                                                    -15.94%       N/A           -6.57%
Global Growth                                                              -36.78%       N/A           -13.17%
Growth and Income                                                          -13.86%       N/A           -6.79%
Growth Opportunities                                                       -39.06%       N/A           -36.27%
Health Sciences                                                            -26.96%       N/A            2.67%
High Yield                                                                 -4.02%        N/A           -6.18%
Income                                                                     -0.45%        N/A            0.58%
International Growth                                                       -27.80%       N/A           -2.47%
International Growth and Income                                            -27.99%       N/A           -8.61%
International New Opportunities                                            -35.71%       N/A           -12.25%
Investors                                                                  -31.89%       N/A           -14.51%
Money Market                                                               -3.85%        N/A            0.35%
New Opportunities                                                          -37.14%       N/A           -11.57%
New Value                                                                  -4.35%        N/A            0.16%
OTC & Emerging Growth                                                      -52.39%       N/A           -25.69%
Research                                                                   -26.06%       N/A           -7.08%
Small Cap Value                                                            10.18%        N/A           13.03%
Utilities Growth and Income                                                -29.48%       N/A           -7.34%
Vista                                                                      -40.44%       N/A           -7.79%
Voyager                                                                    -29.57%       N/A           -6.63%
Voyager II                                                                 -37.77%       N/A           -48.66%

(With the Earnings  Protection  Death  Benefit  Option  (assuming  age of oldest
Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement Income Guarantee Rider 2)


                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                 -1.28%        N/A            4.61%
Capital Appreciation                                                       -21.32%       N/A           -24.22%
Diversified Income                                                         -4.26%        N/A           -3.30%
The George Putnam Fund of Boston                                           -7.25%        N/A           -3.13%
Global Asset Allocation                                                    -16.03%       N/A           -6.67%
Global Growth                                                              -36.84%       N/A           -13.27%
Growth and Income                                                          -13.96%       N/A           -6.89%
Growth Opportunities                                                       -39.13%       N/A           -36.34%
Health Sciences                                                            -27.04%       N/A            2.56%
High Yield                                                                 -4.12%        N/A           -6.28%
Income                                                                     -0.55%        N/A            0.47%
International Growth                                                       -27.88%       N/A           -2.58%
International Growth and Income                                            -28.07%       N/A           -8.71%
International New Opportunities                                            -35.78%       N/A           -12.34%
Investors                                                                  -31.96%       N/A           -14.60%
Money Market                                                               -3.96%        N/A            0.24%
New Opportunities                                                          -37.21%       N/A           -11.66%
New Value                                                                  -4.45%        N/A            0.05%
OTC & Emerging Growth                                                      -52.45%       N/A           -25.78%
Research                                                                   -26.14%       N/A           -7.18%
Small Cap Value                                                            10.06%        N/A           12.91%
Utilities Growth and Income                                                -29.55%       N/A           -7.44%
Vista                                                                      -40.51%       N/A           -7.89%
Voyager                                                                    -29.64%       N/A           -6.73%
Voyager II                                                                 -37.84%       N/A           -48.72%

(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is 70 or younger on the
Rider Application Date) and Retirement Income Guarantee Rider 2)
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                 -1.28%        N/A            4.61%
Capital Appreciation                                                       -21.32%       N/A           -24.22%
Diversified Income                                                         -4.26%        N/A           -3.30%
The George Putnam Fund of Boston                                           -7.25%        N/A           -3.13%
Global Asset Allocation                                                    -16.03%       N/A           -6.67%
Global Growth                                                              -36.84%       N/A           -13.27%
Growth and Income                                                          -13.96%       N/A           -6.89%
Growth Opportunities                                                       -39.13%       N/A           -36.34%
Health Sciences                                                            -27.04%       N/A            2.56%
High Yield                                                                 -4.12%        N/A           -6.28%
Income                                                                     -0.55%        N/A            0.47%
International Growth                                                       -27.88%       N/A           -2.58%
International Growth and Income                                            -28.07%       N/A           -8.71%
International New Opportunities                                            -35.78%       N/A           -12.34%
Investors                                                                  -31.96%       N/A           -14.60%
Money Market                                                               -3.96%        N/A            0.24%
New Opportunities                                                          -37.21%       N/A           -11.66%
New Value                                                                  -4.45%        N/A            0.05%
OTC & Emerging Growth                                                      -52.45%       N/A           -25.78%
Research                                                                   -26.14%       N/A           -7.18%
Small Cap Value                                                            10.06%        N/A           12.91%
Utilities Growth and Income                                                -29.55%       N/A           -7.44%
Vista                                                                      -40.51%       N/A           -7.89%
Voyager                                                                    -29.64%       N/A           -6.73%
Voyager II                                                                 -37.84%       N/A           -48.72%

(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement Income Guarantee Rider 2)

                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                 -1.44%        N/A            4.44%
Capital Appreciation                                                       -21.44%       N/A           -24.34%
Diversified Income                                                         -4.41%        N/A           -3.45%
The George Putnam Fund of Boston                                           -7.40%        N/A           -3.29%
Global Asset Allocation                                                    -16.17%       N/A           -6.82%
Global Growth                                                              -36.95%       N/A           -13.41%
Growth and Income                                                          -14.09%       N/A           -7.04%
Growth Opportunities                                                       -39.23%       N/A           -36.45%
Health Sciences                                                            -27.16%       N/A            2.40%
High Yield                                                                 -4.28%        N/A           -6.43%
Income                                                                     -0.71%        N/A            0.31%
International Growth                                                       -28.00%       N/A           -2.73%
International Growth and Income                                            -28.19%       N/A           -8.86%
International New Opportunities                                            -35.88%       N/A           -12.48%
Investors                                                                  -32.07%       N/A           -14.74%
Money Market                                                               -4.11%        N/A            0.09%
New Opportunities                                                          -37.32%       N/A           -11.80%
New Value                                                                  -4.60%        N/A           -0.11%
OTC & Emerging Growth                                                      -52.53%       N/A           -25.90%
Research                                                                   -26.26%       N/A           -7.33%
Small Cap Value                                                             9.89%        N/A           12.74%
Utilities Growth and Income                                                -29.67%       N/A           -7.58%
Vista                                                                      -40.60%       N/A           -8.04%
Voyager                                                                    -29.76%       N/A           -6.88%
Voyager II                                                                 -37.94%       N/A           -48.81%

(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application
Date) and Retirement Income Guarantee Rider 2)
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                 -1.44%        N/A            4.44%
Capital Appreciation                                                       -21.44%       N/A           -24.34%
Diversified Income                                                         -4.41%        N/A           -3.45%
The George Putnam Fund of Boston                                           -7.40%        N/A           -3.29%
Global Asset Allocation                                                    -16.17%       N/A           -6.82%
Global Growth                                                              -36.95%       N/A           -13.41%
Growth and Income                                                          -14.09%       N/A           -7.04%
Growth Opportunities                                                       -39.23%       N/A           -36.45%
Health Sciences                                                            -27.16%       N/A            2.40%
High Yield                                                                 -4.28%        N/A           -6.43%
Income                                                                     -0.71%        N/A            0.31%
International Growth                                                       -28.00%       N/A           -2.73%
International Growth and Income                                            -28.19%       N/A           -8.86%
International New Opportunities                                            -35.88%       N/A           -12.48%
Investors                                                                  -32.07%       N/A           -14.74%
Money Market                                                               -4.11%        N/A            0.09%
New Opportunities                                                          -37.32%       N/A           -11.80%
New Value                                                                  -4.60%        N/A           -0.11%
OTC & Emerging Growth                                                      -52.53%       N/A           -25.90%
Research                                                                   -26.26%       N/A           -7.33%
Small Cap Value                                                             9.89%        N/A           12.74%
Utilities Growth and Income                                                -29.67%       N/A           -7.58%
Vista                                                                      -40.60%       N/A           -8.04%
Voyager                                                                    -29.76%       N/A           -6.88%
Voyager II                                                                 -37.94%       N/A           -48.81%

(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider
Application Date) and Retirement Income Guarantee Rider 2)
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                 -1.60%        N/A            4.28%
Capital Appreciation                                                       -21.57%       N/A           -24.47%
Diversified Income                                                         -4.56%        N/A           -3.60%
The George Putnam Fund of Boston                                           -7.55%        N/A           -3.44%
Global Asset Allocation                                                    -16.30%       N/A           -6.97%
Global Growth                                                              -37.05%       N/A           -13.55%
Growth and Income                                                          -14.23%       N/A           -7.18%
Growth Opportunities                                                       -39.33%       N/A           -36.56%
Health Sciences                                                            -27.28%       N/A            2.24%
High Yield                                                                 -4.43%        N/A           -6.58%
Income                                                                     -0.87%        N/A            0.15%
International Growth                                                       -28.12%       N/A           -2.88%
International Growth and Income                                            -28.31%       N/A           -9.00%
International New Opportunities                                            -35.99%       N/A           -12.62%
Investors                                                                  -32.18%       N/A           -14.88%
Money Market                                                               -4.26%        N/A           -0.07%
New Opportunities                                                          -37.42%       N/A           -11.95%
New Value                                                                  -4.75%        N/A           -0.26%
OTC & Emerging Growth                                                      -52.61%       N/A           -26.02%
Research                                                                   -26.38%       N/A           -7.48%
Small Cap Value                                                             9.71%        N/A           12.56%
Utilities Growth and Income                                                -29.78%       N/A           -7.73%
Vista                                                                      -40.70%       N/A           -8.18%
Voyager                                                                    -29.87%       N/A           -7.03%
Voyager II                                                                 -38.05%       N/A           -48.89%



Non-Standardized Total Returns


Set out below are the non-standardized total returns for each Variable Sub-Account since its inception through December 31, 2001. All of the Variable Sub-Accounts commenced operations on April 30, 1999 except for the Putnam American Government Income and Putnam Growth Opportunities Variable Sub-Accounts, which commenced operations on February 4, 2000, the Putnam Technology Variable Sub-Account, which commenced operations on July 17, 2000, and the Putnam Capital Appreciation and Putnam Voyager II Variable Sub-Accounts, which commenced operations on October 2, 2000. The non-standardized total returns shown below do not reflect the withdrawal charge or the $30 annual contract maintenance charge that may be imposed under the Putnam Allstate Advisor Preferred Contract.


(Without any optional benefits)
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  4.76%        N/A            8.10%
Capital Appreciation                                                       -15.36%       N/A           -18.74%
Diversified Income                                                          1.77%        N/A           -0.65%
The George Putnam Fund of Boston                                           -1.24%        N/A           -0.49%
Global Asset Allocation                                                    -10.05%       N/A           -3.96%
Global Growth                                                              -30.95%       N/A           -10.42%
Growth and Income                                                          -7.97%        N/A           -4.14%
Growth Opportunities                                                       -33.24%       N/A           -31.51%
Health Sciences                                                            -21.11%       N/A            5.00%
High Yield                                                                  1.90%        N/A           -3.54%
Income                                                                      5.49%        N/A            3.03%
International Growth                                                       -21.95%       N/A           -0.06%
International Growth and Income                                            -22.14%       N/A           -5.96%
International New Opportunities                                            -29.88%       N/A           -9.54%
Investors                                                                  -26.05%       N/A           -11.66%
Money Market                                                                2.07%        N/A            2.79%
New Opportunities                                                          -31.32%       N/A           -8.88%
New Value                                                                   1.58%        N/A            2.63%
OTC & Emerging Growth                                                      -46.61%       N/A           -22.39%
Research                                                                   -20.20%       N/A           -4.29%
Small Cap Value                                                            16.14%        N/A           15.20%
Utilities Growth and Income                                                -23.63%       N/A           -4.72%
Vista                                                                      -34.63%       N/A           -5.23%
Voyager                                                                    -23.72%       N/A           -4.09%
Voyager II                                                                 -31.95%       N/A           -42.92%


(With  the MAV  Death  Benefit  Option or the  Enhanced  Beneficiary  Protection
(Annual Increase) Option)


                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  4.60%        N/A            7.93%
Capital Appreciation                                                       -15.49%       N/A           -18.86%
Diversified Income                                                          1.62%        N/A           -0.80%
The George Putnam Fund of Boston                                           -1.39%        N/A           -0.63%
Global Asset Allocation                                                    -10.19%       N/A           -4.11%
Global Growth                                                              -31.05%       N/A           -10.56%
Growth and Income                                                          -8.11%        N/A           -4.28%
Growth Opportunities                                                       -33.34%       N/A           -31.61%
Health Sciences                                                            -21.23%       N/A            4.84%
High Yield                                                                  1.75%        N/A           -3.69%
Income                                                                      5.33%        N/A            2.87%
International Growth                                                       -22.07%       N/A           -0.21%
International Growth and Income                                            -22.26%       N/A           -6.10%
International New Opportunities                                            -29.99%       N/A           -9.68%
Investors                                                                  -26.16%       N/A           -11.79%
Money Market                                                                1.92%        N/A            2.64%
New Opportunities                                                          -31.42%       N/A           -9.02%
New Value                                                                   1.42%        N/A            2.48%
OTC & Emerging Growth                                                      -46.70%       N/A           -22.50%
Research                                                                   -20.32%       N/A           -4.43%
Small Cap Value                                                            15.97%        N/A           15.03%
Utilities Growth and Income                                                -23.75%       N/A           -4.86%
Vista                                                                      -34.72%       N/A           -5.37%
Voyager                                                                    -23.83%       N/A           -4.24%
Voyager II                                                                 -32.05%       N/A           -43.01%

(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is 70 or younger on the Rider Application Date))
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  4.49%        N/A            7.83%
Capital Appreciation                                                       -15.57%       N/A           -18.94%
Diversified Income                                                          1.51%        N/A           -0.90%
The George Putnam Fund of Boston                                           -1.49%        N/A           -0.73%
Global Asset Allocation                                                    -10.28%       N/A           -4.20%
Global Growth                                                              -31.12%       N/A           -10.65%
Growth and Income                                                          -8.20%        N/A           -4.38%
Growth Opportunities                                                       -33.41%       N/A           -31.68%
Health Sciences                                                            -21.30%       N/A            4.74%
High Yield                                                                  1.65%        N/A           -3.78%
Income                                                                      5.22%        N/A            2.77%
International Growth                                                       -22.15%       N/A           -0.31%
International Growth and Income                                            -22.34%       N/A           -6.20%
International New Opportunities                                            -30.06%       N/A           -9.77%
Investors                                                                  -26.23%       N/A           -11.88%
Money Market                                                                1.81%        N/A            2.53%
New Opportunities                                                          -31.49%       N/A           -9.11%
New Value                                                                   1.32%        N/A            2.38%
OTC & Emerging Growth                                                      -46.75%       N/A           -22.58%
Research                                                                   -20.40%       N/A           -4.53%
Small Cap Value                                                            15.85%        N/A           14.92%
Utilities Growth and Income                                                -23.82%       N/A           -4.95%
Vista                                                                      -34.79%       N/A           -5.47%
Voyager                                                                    -23.91%       N/A           -4.33%
Voyager II                                                                 -32.12%       N/A           -43.06%

(With the MAV Death  Benefit  Option  and the  Enhanced  Beneficiary  Protection
(Annual Increase) Option)


                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  4.44%        N/A            7.77%
Capital Appreciation                                                       -15.61%       N/A           -18.98%
Diversified Income                                                          1.46%        N/A           -0.95%
The George Putnam Fund of Boston                                           -1.54%        N/A           -0.78%
Global Asset Allocation                                                    -10.33%       N/A           -4.25%
Global Growth                                                              -31.16%       N/A           -10.69%
Growth and Income                                                          -8.25%        N/A           -4.42%
Growth Opportunities                                                       -33.44%       N/A           -31.71%
Health Sciences                                                            -21.34%       N/A            4.68%
High Yield                                                                  1.60%        N/A           -3.83%
Income                                                                      5.17%        N/A            2.72%
International Growth                                                       -22.19%       N/A           -0.36%
International Growth and Income                                            -22.38%       N/A           -6.24%
International New Opportunities                                            -30.09%       N/A           -9.81%
Investors                                                                  -26.27%       N/A           -11.92%
Money Market                                                                1.76%        N/A            2.48%
New Opportunities                                                          -31.53%       N/A           -9.15%
New Value                                                                   1.27%        N/A            2.32%
OTC & Emerging Growth                                                      -46.78%       N/A           -22.62%
Research                                                                   -20.44%       N/A           -4.58%
Small Cap Value                                                            15.79%        N/A           14.86%
Utilities Growth and Income                                                -23.86%       N/A           -5.00%
Vista                                                                      -34.82%       N/A           -5.52%
Voyager                                                                    -23.95%       N/A           -4.38%
Voyager II                                                                 -32.16%       N/A           -43.09%

(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is between 71 and 79 on the Rider Application
Date))
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  4.34%        N/A            7.66%
Capital Appreciation                                                       -15.70%       N/A           -19.06%
Diversified Income                                                          1.36%        N/A           -1.05%
The George Putnam Fund of Boston                                           -1.63%        N/A           -0.88%
Global Asset Allocation                                                    -10.42%       N/A           -4.35%
Global Growth                                                              -31.23%       N/A           -10.78%
Growth and Income                                                          -8.34%        N/A           -4.52%
Growth Opportunities                                                       -33.51%       N/A           -31.78%
Health Sciences                                                            -21.42%       N/A            4.58%
High Yield                                                                  1.49%        N/A           -3.93%
Income                                                                      5.07%        N/A            2.61%
International Growth                                                       -22.27%       N/A           -0.46%
International Growth and Income                                            -22.46%       N/A           -6.34%
International New Opportunities                                            -30.16%       N/A           -9.90%
Investors                                                                  -26.34%       N/A           -12.01%
Money Market                                                                1.66%        N/A            2.38%
New Opportunities                                                          -31.60%       N/A           -9.24%
New Value                                                                   1.17%        N/A            2.22%
OTC & Emerging Growth                                                      -46.83%       N/A           -22.70%
Research                                                                   -20.52%       N/A           -4.67%
Small Cap Value                                                            15.68%        N/A           14.74%
Utilities Growth and Income                                                -23.94%       N/A           -5.10%
Vista                                                                      -34.89%       N/A           -5.61%
Voyager                                                                    -24.03%       N/A           -4.47%
Voyager II                                                                 -32.22%       N/A           -43.15%

(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is 70 or younger on the
Rider Application Date))
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  4.34%        N/A            7.66%
Capital Appreciation                                                       -15.70%       N/A           -19.06%
Diversified Income                                                          1.36%        N/A           -1.05%
The George Putnam Fund of Boston                                           -1.63%        N/A           -0.88%
Global Asset Allocation                                                    -10.42%       N/A           -4.35%
Global Growth                                                              -31.23%       N/A           -10.78%
Growth and Income                                                          -8.34%        N/A           -4.52%
Growth Opportunities                                                       -33.51%       N/A           -31.78%
Health Sciences                                                            -21.42%       N/A            4.58%
High Yield                                                                  1.49%        N/A           -3.93%
Income                                                                      5.07%        N/A            2.61%
International Growth                                                       -22.27%       N/A           -0.46%
International Growth and Income                                            -22.46%       N/A           -6.34%
International New Opportunities                                            -30.16%       N/A           -9.90%
Investors                                                                  -26.34%       N/A           -12.01%
Money Market                                                                1.66%        N/A            2.38%
New Opportunities                                                          -31.60%       N/A           -9.24%
New Value                                                                   1.17%        N/A            2.22%
OTC & Emerging Growth                                                      -46.83%       N/A           -22.70%
Research                                                                   -20.52%       N/A           -4.67%
Small Cap Value                                                            15.68%        N/A           14.74%
Utilities Growth and Income                                                -23.94%       N/A           -5.10%
Vista                                                                      -34.89%       N/A           -5.61%
Voyager                                                                    -24.03%       N/A           -4.47%
Voyager II                                                                 -32.22%       N/A           -43.15%

(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the
Rider Application Date))
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  4.18%        N/A            7.50%
Capital Appreciation                                                       -15.83%       N/A           -19.19%
Diversified Income                                                          1.21%        N/A           -1.19%
The George Putnam Fund of Boston                                           -1.78%        N/A           -1.03%
Global Asset Allocation                                                    -10.55%       N/A           -4.49%
Global Growth                                                              -31.33%       N/A           -10.91%
Growth and Income                                                          -8.48%        N/A           -4.66%
Growth Opportunities                                                       -33.61%       N/A           -31.88%
Health Sciences                                                            -21.54%       N/A            4.42%
High Yield                                                                  1.34%        N/A           -4.07%
Income                                                                      4.91%        N/A            2.46%
International Growth                                                       -22.38%       N/A           -0.60%
International Growth and Income                                            -22.57%       N/A           -6.48%
International New Opportunities                                            -30.27%       N/A           -10.04%
Investors                                                                  -26.45%       N/A           -12.14%
Money Market                                                                1.51%        N/A            2.23%
New Opportunities                                                          -31.70%       N/A           -9.38%
New Value                                                                   1.02%        N/A            2.07%
OTC & Emerging Growth                                                      -46.91%       N/A           -22.81%
Research                                                                   -20.64%       N/A           -4.81%
Small Cap Value                                                            15.50%        N/A           14.57%
Utilities Growth and Income                                                -24.05%       N/A           -5.24%
Vista                                                                      -34.99%       N/A           -5.75%
Voyager                                                                    -24.14%       N/A           -4.62%
Voyager II                                                                 -32.33%       N/A           -43.24%


(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application
Date))
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  4.18%        N/A            7.50%
Capital Appreciation                                                       -15.83%       N/A           -19.19%
Diversified Income                                                          1.21%        N/A           -1.19%
The George Putnam Fund of Boston                                           -1.78%        N/A           -1.03%
Global Asset Allocation                                                    -10.55%       N/A           -4.49%
Global Growth                                                              -31.33%       N/A           -10.91%
Growth and Income                                                          -8.48%        N/A           -4.66%
Growth Opportunities                                                       -33.61%       N/A           -31.88%
Health Sciences                                                            -21.54%       N/A            4.42%
High Yield                                                                  1.34%        N/A           -4.07%
Income                                                                      4.91%        N/A            2.46%
International Growth                                                       -22.38%       N/A           -0.60%
International Growth and Income                                            -22.57%       N/A           -6.48%
International New Opportunities                                            -30.27%       N/A           -10.04%
Investors                                                                  -26.45%       N/A           -12.14%
Money Market                                                                1.51%        N/A            2.23%
New Opportunities                                                          -31.70%       N/A           -9.38%
New Value                                                                   1.02%        N/A            2.07%
OTC & Emerging Growth                                                      -46.91%       N/A           -22.81%
Research                                                                   -20.64%       N/A           -4.81%
Small Cap Value                                                            15.50%        N/A           14.57%
Utilities Growth and Income                                                -24.05%       N/A           -5.24%
Vista                                                                      -34.99%       N/A           -5.75%
Voyager                                                                    -24.14%       N/A           -4.62%
Voyager II                                                                 -32.33%       N/A           -43.24%

(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider
Application Date))
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  4.02%        N/A            7.34%
Capital Appreciation                                                       -15.95%       N/A           -19.31%
Diversified Income                                                          1.06%        N/A           -1.34%
The George Putnam Fund of Boston                                           -1.93%        N/A           -1.18%
Global Asset Allocation                                                    -10.69%       N/A           -4.63%
Global Growth                                                              -31.44%       N/A           -11.05%
Growth and Income                                                          -8.62%        N/A           -4.80%
Growth Opportunities                                                       -33.71%       N/A           -31.98%
Health Sciences                                                            -21.66%       N/A            4.27%
High Yield                                                                  1.19%        N/A           -4.22%
Income                                                                      4.75%        N/A            2.31%
International Growth                                                       -22.50%       N/A           -0.75%
International Growth and Income                                            -22.69%       N/A           -6.62%
International New Opportunities                                            -30.37%       N/A           -10.17%
Investors                                                                  -26.57%       N/A           -12.28%
Money Market                                                                1.35%        N/A            2.07%
New Opportunities                                                          -31.80%       N/A           -9.52%
New Value                                                                   0.86%        N/A            1.92%
OTC & Emerging Growth                                                      -46.99%       N/A           -22.93%
Research                                                                   -20.76%       N/A           -4.96%
Small Cap Value                                                            15.33%        N/A           14.40%
Utilities Growth and Income                                                -24.17%       N/A           -5.38%
Vista                                                                      -35.09%       N/A           -5.89%
Voyager                                                                    -24.25%       N/A           -4.76%
Voyager II                                                                 -32.43%       N/A           -43.32%

(With Retirement Income Guarantee Rider 1)
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  4.51%        N/A            7.85%
Capital Appreciation                                                       -15.61%       N/A           -19.13%
Diversified Income                                                          1.52%        N/A           -0.93%
The George Putnam Fund of Boston                                           -1.49%        N/A           -0.77%
Global Asset Allocation                                                    -10.30%       N/A           -4.24%
Global Growth                                                              -31.20%       N/A           -10.67%
Growth and Income                                                          -8.22%        N/A           -4.43%
Growth Opportunities                                                       -33.49%       N/A           -31.82%
Health Sciences                                                            -21.36%       N/A            4.75%
High Yield                                                                  1.65%        N/A           -3.83%
Income                                                                      5.24%        N/A            2.74%
International Growth                                                       -22.20%       N/A           -0.29%
International Growth and Income                                            -22.39%       N/A           -6.23%
International New Opportunities                                            -30.13%       N/A           -9.78%
Investors                                                                  -26.30%       N/A           -11.93%
Money Market                                                                1.82%        N/A            2.51%
New Opportunities                                                          -31.57%       N/A           -9.12%
New Value                                                                   1.33%        N/A            2.34%
OTC & Emerging Growth                                                      -46.86%       N/A           -22.64%
Research                                                                   -20.45%       N/A           -4.65%
Small Cap Value                                                            15.89%        N/A           14.94%
Utilities Growth and Income                                                -23.88%       N/A           -4.99%
Vista                                                                      -34.88%       N/A           -5.47%
Voyager                                                                    -23.97%       N/A           -4.33%
Voyager II                                                                 -32.20%       N/A           -43.31%

(With  the MAV  Death  Benefit  Option or the  Enhanced  Beneficiary  Protection
(Annual Increase) Option and Retirement Income Guarantee Rider 1)


                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  4.35%        N/A            7.68%
Capital Appreciation                                                       -15.74%       N/A           -19.25%
Diversified Income                                                          1.37%        N/A           -1.08%
The George Putnam Fund of Boston                                           -1.64%        N/A           -0.92%
Global Asset Allocation                                                    -10.44%       N/A           -4.38%
Global Growth                                                              -31.30%       N/A           -10.80%
Growth and Income                                                          -8.36%        N/A           -4.57%
Growth Opportunities                                                       -33.59%       N/A           -31.92%
Health Sciences                                                            -21.48%       N/A            4.59%
High Yield                                                                  1.50%        N/A           -3.98%
Income                                                                      5.08%        N/A            2.59%
International Growth                                                       -22.32%       N/A           -0.44%
International Growth and Income                                            -22.51%       N/A           -6.37%
International New Opportunities                                            -30.24%       N/A           -9.92%
Investors                                                                  -26.41%       N/A           -12.06%
Money Market                                                                1.67%        N/A            2.36%
New Opportunities                                                          -31.67%       N/A           -9.26%
New Value                                                                   1.17%        N/A            2.19%
OTC & Emerging Growth                                                      -46.95%       N/A           -22.76%
Research                                                                   -20.57%       N/A           -4.79%
Small Cap Value                                                            15.72%        N/A           14.77%
Utilities Growth and Income                                                -24.00%       N/A           -5.13%
Vista                                                                      -34.97%       N/A           -5.61%
Voyager                                                                    -24.08%       N/A           -4.48%
Voyager II                                                                 -32.30%       N/A           -43.39%

(With the Earnings  Protection  Death  Benefit  Option  (assuming  age of oldest
Contract Owner and Annuitant is 70 or younger on the Rider Application Date) and Retirement Income Guarantee Rider 1)


                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  4.24%        N/A            7.58%
Capital Appreciation                                                       -15.82%       N/A           -19.33%
Diversified Income                                                          1.26%        N/A           -1.18%
The George Putnam Fund of Boston                                           -1.74%        N/A           -1.02%
Global Asset Allocation                                                    -10.53%       N/A           -4.48%
Global Growth                                                              -31.37%       N/A           -10.89%
Growth and Income                                                          -8.45%        N/A           -4.67%
Growth Opportunities                                                       -33.66%       N/A           -31.99%
Health Sciences                                                            -21.55%       N/A            4.49%
High Yield                                                                  1.40%        N/A           -4.08%
Income                                                                      4.97%        N/A            2.49%
International Growth                                                       -22.40%       N/A           -0.54%
International Growth and Income                                            -22.59%       N/A           -6.46%
International New Opportunities                                            -30.31%       N/A           -10.01%
Investors                                                                  -26.48%       N/A           -12.15%
Money Market                                                                1.56%        N/A            2.26%
New Opportunities                                                          -31.74%       N/A           -9.35%
New Value                                                                   1.07%        N/A            2.09%
OTC & Emerging Growth                                                      -47.00%       N/A           -22.84%
Research                                                                   -20.65%       N/A           -4.88%
Small Cap Value                                                            15.60%        N/A           14.65%
Utilities Growth and Income                                                -24.07%       N/A           -5.22%
Vista                                                                      -35.04%       N/A           -5.70%
Voyager                                                                    -24.16%       N/A           -4.57%
Voyager II                                                                 -32.37%       N/A           -43.45%

(With the MAV Death  Benefit  Option  and the  Enhanced  Beneficiary  Protection
(Annual Increase) Option and Retirement Income Guarantee Rider 1)


                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  4.19%        N/A            7.52%
Capital Appreciation                                                       -15.86%       N/A           -19.37%
Diversified Income                                                          1.21%        N/A           -1.23%
The George Putnam Fund of Boston                                           -1.79%        N/A           -1.07%
Global Asset Allocation                                                    -10.58%       N/A           -4.53%
Global Growth                                                              -31.41%       N/A           -10.94%
Growth and Income                                                          -8.50%        N/A           -4.72%
Growth Opportunities                                                       -33.69%       N/A           -32.02%
Health Sciences                                                            -21.59%       N/A            4.44%
High Yield                                                                  1.35%        N/A           -4.12%
Income                                                                      4.92%        N/A            2.43%
International Growth                                                       -22.44%       N/A           -0.59%
International Growth and Income                                            -22.63%       N/A           -6.51%
International New Opportunities                                            -30.34%       N/A           -10.05%
Investors                                                                  -26.52%       N/A           -12.19%
Money Market                                                                1.51%        N/A            2.21%
New Opportunities                                                          -31.78%       N/A           -9.39%
New Value                                                                   1.02%        N/A            2.03%
OTC & Emerging Growth                                                      -47.03%       N/A           -22.88%
Research                                                                   -20.69%       N/A           -4.93%
Small Cap Value                                                            15.54%        N/A           14.59%
Utilities Growth and Income                                                -24.11%       N/A           -5.27%
Vista                                                                      -35.07%       N/A           -5.75%
Voyager                                                                    -24.20%       N/A           -4.62%
Voyager II                                                                 -32.41%       N/A           -43.48%

(With the Earnings  Protection  Death  Benefit  Option  (assuming  age of oldest
Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement Income Guarantee Rider 1)


                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  4.09%        N/A            7.41%
Capital Appreciation                                                       -15.95%       N/A           -19.45%
Diversified Income                                                          1.11%        N/A           -1.33%
The George Putnam Fund of Boston                                           -1.88%        N/A           -1.17%
Global Asset Allocation                                                    -10.67%       N/A           -4.62%
Global Growth                                                              -31.48%       N/A           -11.03%
Growth and Income                                                          -8.59%        N/A           -4.81%
Growth Opportunities                                                       -33.76%       N/A           -32.09%
Health Sciences                                                            -21.67%       N/A            4.33%
High Yield                                                                  1.24%        N/A           -4.22%
Income                                                                      4.82%        N/A            2.33%
International Growth                                                       -22.52%       N/A           -0.69%
International Growth and Income                                            -22.71%       N/A           -6.60%
International New Opportunities                                            -30.41%       N/A           -10.14%
Investors                                                                  -26.59%       N/A           -12.28%
Money Market                                                                1.41%        N/A            2.10%
New Opportunities                                                          -31.85%       N/A           -9.48%
New Value                                                                   0.92%        N/A            1.93%
OTC & Emerging Growth                                                      -47.08%       N/A           -22.96%
Research                                                                   -20.77%       N/A           -5.03%
Small Cap Value                                                            15.43%        N/A           14.48%
Utilities Growth and Income                                                -24.19%       N/A           -5.37%
Vista                                                                      -35.14%       N/A           -5.84%
Voyager                                                                    -24.28%       N/A           -4.72%
Voyager II                                                                 -32.47%       N/A           -43.54%

(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is 70 or younger on the
Rider Application Date) and Retirement Income Guarantee Rider 1)
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  4.09%        N/A            7.41%
Capital Appreciation                                                       -15.95%       N/A           -19.45%
Diversified Income                                                          1.11%        N/A           -1.33%
The George Putnam Fund of Boston                                           -1.88%        N/A           -1.17%
Global Asset Allocation                                                    -10.67%       N/A           -4.62%
Global Growth                                                              -31.48%       N/A           -11.03%
Growth and Income                                                          -8.59%        N/A           -4.81%
Growth Opportunities                                                       -33.76%       N/A           -32.09%
Health Sciences                                                            -21.67%       N/A            4.33%
High Yield                                                                  1.24%        N/A           -4.22%
Income                                                                      4.82%        N/A            2.33%
International Growth                                                       -22.52%       N/A           -0.69%
International Growth and Income                                            -22.71%       N/A           -6.60%
International New Opportunities                                            -30.41%       N/A           -10.14%
Investors                                                                  -26.59%       N/A           -12.28%
Money Market                                                                1.41%        N/A            2.10%
New Opportunities                                                          -31.85%       N/A           -9.48%
New Value                                                                   0.92%        N/A            1.93%
OTC & Emerging Growth                                                      -47.08%       N/A           -22.96%
Research                                                                   -20.77%       N/A           -5.03%
Small Cap Value                                                            15.43%        N/A           14.48%
Utilities Growth and Income                                                -24.19%       N/A           -5.37%
Vista                                                                      -35.14%       N/A           -5.84%
Voyager                                                                    -24.28%       N/A           -4.72%
Voyager II                                                                 -32.47%       N/A           -43.54%

(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the
Rider Application Date) and Retirement Income Guarantee Rider 1)
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  3.93%        N/A            7.25%
Capital Appreciation                                                       -16.08%       N/A           -19.57%
Diversified Income                                                          0.96%        N/A           -1.48%
The George Putnam Fund of Boston                                           -2.03%        N/A           -1.32%
Global Asset Allocation                                                    -10.80%       N/A           -4.77%
Global Growth                                                              -31.58%       N/A           -11.16%
Growth and Income                                                          -8.73%        N/A           -4.95%
Growth Opportunities                                                       -33.86%       N/A           -32.19%
Health Sciences                                                            -21.79%       N/A            4.18%
High Yield                                                                  1.09%        N/A           -4.37%
Income                                                                      4.66%        N/A            2.18%
International Growth                                                       -22.63%       N/A           -0.84%
International Growth and Income                                            -22.82%       N/A           -6.74%
International New Opportunities                                            -30.52%       N/A           -10.28%
Investors                                                                  -26.70%       N/A           -12.41%
Money Market                                                                1.26%        N/A            1.95%
New Opportunities                                                          -31.95%       N/A           -9.62%
New Value                                                                   0.77%        N/A            1.78%
OTC & Emerging Growth                                                      -47.16%       N/A           -23.07%
Research                                                                   -20.89%       N/A           -5.17%
Small Cap Value                                                            15.25%        N/A           14.31%
Utilities Growth and Income                                                -24.30%       N/A           -5.51%
Vista                                                                      -35.24%       N/A           -5.99%
Voyager                                                                    -24.39%       N/A           -4.86%
Voyager II                                                                 -32.58%       N/A           -43.62%


(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application
Date) and Retirement Income Guarantee Rider 1)
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  3.93%        N/A            7.25%
Capital Appreciation                                                       -16.08%       N/A           -19.57%
Diversified Income                                                          0.96%        N/A           -1.48%
The George Putnam Fund of Boston                                           -2.03%        N/A           -1.32%
Global Asset Allocation                                                    -10.80%       N/A           -4.77%
Global Growth                                                              -31.58%       N/A           -11.16%
Growth and Income                                                          -8.73%        N/A           -4.95%
Growth Opportunities                                                       -33.86%       N/A           -32.19%
Health Sciences                                                            -21.79%       N/A            4.18%
High Yield                                                                  1.09%        N/A           -4.37%
Income                                                                      4.66%        N/A            2.18%
International Growth                                                       -22.63%       N/A           -0.84%
International Growth and Income                                            -22.82%       N/A           -6.74%
International New Opportunities                                            -30.52%       N/A           -10.28%
Investors                                                                  -26.70%       N/A           -12.41%
Money Market                                                                1.26%        N/A            1.95%
New Opportunities                                                          -31.95%       N/A           -9.62%
New Value                                                                   0.77%        N/A            1.78%
OTC & Emerging Growth                                                      -47.16%       N/A           -23.07%
Research                                                                   -20.89%       N/A           -5.17%
Small Cap Value                                                            15.25%        N/A           14.31%
Utilities Growth and Income                                                -24.30%       N/A           -5.51%
Vista                                                                      -35.24%       N/A           -5.99%
Voyager                                                                    -24.39%       N/A           -4.86%
Voyager II                                                                 -32.58%       N/A           -43.62%

(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider
Application Date) and Retirement Income Guarantee Rider 1)
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  3.77%        N/A            7.09%
Capital Appreciation                                                       -16.20%       N/A           -19.70%
Diversified Income                                                          0.81%        N/A           -1.63%
The George Putnam Fund of Boston                                           -2.18%        N/A           -1.47%
Global Asset Allocation                                                    -10.94%       N/A           -4.91%
Global Growth                                                              -31.69%       N/A           -11.29%
Growth and Income                                                          -8.87%        N/A           -5.10%
Growth Opportunities                                                       -33.96%       N/A           -32.29%
Health Sciences                                                            -21.91%       N/A            4.02%
High Yield                                                                  0.94%        N/A           -4.51%
Income                                                                      4.50%        N/A            2.02%
International Growth                                                       -22.75%       N/A           -0.99%
International Growth and Income                                            -22.94%       N/A           -6.88%
International New Opportunities                                            -30.62%       N/A           -10.41%
Investors                                                                  -26.82%       N/A           -12.55%
Money Market                                                                1.10%        N/A            1.80%
New Opportunities                                                          -32.05%       N/A           -9.76%
New Value                                                                   0.61%        N/A            1.63%
OTC & Emerging Growth                                                      -47.24%       N/A           -23.19%
Research                                                                   -21.01%       N/A           -5.31%
Small Cap Value                                                            15.08%        N/A           14.14%
Utilities Growth and Income                                                -24.42%       N/A           -5.65%
Vista                                                                      -35.34%       N/A           -6.13%
Voyager                                                                    -24.50%       N/A           -5.00%
Voyager II                                                                 -32.68%       N/A           -43.71%

(With Retirement Income Guarantee Rider 2)
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  4.31%        N/A            7.64%
Capital Appreciation                                                       -15.81%       N/A           -19.44%
Diversified Income                                                          1.32%        N/A           -1.16%
The George Putnam Fund of Boston                                           -1.69%        N/A           -1.01%
Global Asset Allocation                                                    -10.50%       N/A           -4.46%
Global Growth                                                              -31.40%       N/A           -10.86%
Growth and Income                                                          -8.42%        N/A           -4.66%
Growth Opportunities                                                       -33.69%       N/A           -32.06%
Health Sciences                                                            -21.56%       N/A            4.55%
High Yield                                                                  1.45%        N/A           -4.07%
Income                                                                      5.04%        N/A            2.52%
International Growth                                                       -22.40%       N/A           -0.48%
International Growth and Income                                            -22.59%       N/A           -6.44%
International New Opportunities                                            -30.33%       N/A           -9.97%
Investors                                                                  -26.50%       N/A           -12.14%
Money Market                                                                1.62%        N/A            2.29%
New Opportunities                                                          -31.77%       N/A           -9.31%
New Value                                                                   1.13%        N/A            2.11%
OTC & Emerging Growth                                                      -47.06%       N/A           -22.85%
Research                                                                   -20.65%       N/A           -4.93%
Small Cap Value                                                            15.69%        N/A           14.73%
Utilities Growth and Income                                                -24.08%       N/A           -5.20%
Vista                                                                      -35.08%       N/A           -5.65%
Voyager                                                                    -24.17%       N/A           -4.52%
Voyager II                                                                 -32.40%       N/A           -43.62%

(With  the MAV  Death  Benefit  Option or the  Enhanced  Beneficiary  Protection
(Annual Increase) Option and Retirement Income Guarantee Rider 2)


                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  4.15%        N/A            7.48%
Capital Appreciation                                                       -15.94%       N/A           -19.56%
Diversified Income                                                          1.17%        N/A           -1.31%
The George Putnam Fund of Boston                                           -1.84%        N/A           -1.15%
Global Asset Allocation                                                    -10.64%       N/A           -4.60%
Global Growth                                                              -31.50%       N/A           -11.00%
Growth and Income                                                          -8.56%        N/A           -4.81%
Growth Opportunities                                                       -33.79%       N/A           -32.17%
Health Sciences                                                            -21.68%       N/A            4.40%
High Yield                                                                  1.30%        N/A           -4.22%
Income                                                                      4.88%        N/A            2.36%
International Growth                                                       -22.52%       N/A           -0.63%
International Growth and Income                                            -22.71%       N/A           -6.58%
International New Opportunities                                            -30.44%       N/A           -10.10%
Investors                                                                  -26.61%       N/A           -12.28%
Money Market                                                                1.47%        N/A            2.14%
New Opportunities                                                          -31.87%       N/A           -9.45%
New Value                                                                   0.97%        N/A            1.95%
OTC & Emerging Growth                                                      -47.15%       N/A           -22.97%
Research                                                                   -20.77%       N/A           -5.08%
Small Cap Value                                                            15.52%        N/A           14.55%
Utilities Growth and Income                                                -24.20%       N/A           -5.34%
Vista                                                                      -35.17%       N/A           -5.79%
Voyager                                                                    -24.28%       N/A           -4.67%
Voyager II                                                                 -32.50%       N/A           -43.70%

(With the Earnings  Protection  Death  Benefit  Option  (assuming  age of oldest
Contract Owner and Annuitant is 70 or younger on the Rider Application Date) and Retirement Income Guarantee Rider 2)


                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  4.04%        N/A            7.37%
Capital Appreciation                                                       -16.02%       N/A           -19.64%
Diversified Income                                                          1.06%        N/A           -1.41%
The George Putnam Fund of Boston                                           -1.94%        N/A           -1.25%
Global Asset Allocation                                                    -10.73%       N/A           -4.70%
Global Growth                                                              -31.57%       N/A           -11.09%
Growth and Income                                                          -8.65%        N/A           -4.90%
Growth Opportunities                                                       -33.86%       N/A           -32.24%
Health Sciences                                                            -21.75%       N/A            4.29%
High Yield                                                                  1.20%        N/A           -4.31%
Income                                                                      4.77%        N/A            2.26%
International Growth                                                       -22.60%       N/A           -0.73%
International Growth and Income                                            -22.79%       N/A           -6.68%
International New Opportunities                                            -30.51%       N/A           -10.19%
Investors                                                                  -26.68%       N/A           -12.37%
Money Market                                                                1.36%        N/A            2.04%
New Opportunities                                                          -31.94%       N/A           -9.54%
New Value                                                                   0.87%        N/A            1.85%
OTC & Emerging Growth                                                      -47.20%       N/A           -23.05%
Research                                                                   -20.85%       N/A           -5.17%
Small Cap Value                                                            15.40%        N/A           14.44%
Utilities Growth and Income                                                -24.27%       N/A           -5.44%
Vista                                                                      -35.24%       N/A           -5.89%
Voyager                                                                    -24.36%       N/A           -4.77%
Voyager II                                                                 -32.57%       N/A           -43.76%

(With the MAV Death  Benefit  Option  and the  Enhanced  Beneficiary  Protection
(Annual Increase) Option and Retirement Income Guarantee Rider 2)


                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  3.99%        N/A            7.32%
Capital Appreciation                                                       -16.06%       N/A           -19.68%
Diversified Income                                                          1.01%        N/A           -1.46%
The George Putnam Fund of Boston                                           -1.99%        N/A           -1.30%
Global Asset Allocation                                                    -10.78%       N/A           -4.75%
Global Growth                                                              -31.61%       N/A           -11.13%
Growth and Income                                                          -8.70%        N/A           -4.95%
Growth Opportunities                                                       -33.89%       N/A           -32.27%
Health Sciences                                                            -21.79%       N/A            4.24%
High Yield                                                                  1.15%        N/A           -4.36%
Income                                                                      4.72%        N/A            2.21%
International Growth                                                       -22.64%       N/A           -0.78%
International Growth and Income                                            -22.83%       N/A           -6.72%
International New Opportunities                                            -30.54%       N/A           -10.24%
Investors                                                                  -26.72%       N/A           -12.41%
Money Market                                                                1.31%        N/A            1.98%
New Opportunities                                                          -31.98%       N/A           -9.59%
New Value                                                                   0.82%        N/A            1.80%
OTC & Emerging Growth                                                      -47.23%       N/A           -23.09%
Research                                                                   -20.89%       N/A           -5.22%
Small Cap Value                                                            15.34%        N/A           14.38%
Utilities Growth and Income                                                -24.31%       N/A           -5.49%
Vista                                                                      -35.27%       N/A           -5.94%
Voyager                                                                    -24.40%       N/A           -4.81%
Voyager II                                                                 -32.61%       N/A           -43.79%

(With the Earnings  Protection  Death  Benefit  Option  (assuming  age of oldest
Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement Income Guarantee Rider 2)


                                                                                                 10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  3.89%        N/A            7.21%
Capital Appreciation                                                       -16.15%       N/A           -19.77%
Diversified Income                                                          0.91%        N/A           -1.56%
The George Putnam Fund of Boston                                           -2.08%        N/A           -1.40%
Global Asset Allocation                                                    -10.87%       N/A           -4.84%
Global Growth                                                              -31.68%       N/A           -11.22%
Growth and Income                                                          -8.79%        N/A           -5.05%
Growth Opportunities                                                       -33.96%       N/A           -32.34%
Health Sciences                                                            -21.87%       N/A            4.13%
High Yield                                                                  1.04%        N/A           -4.46%
Income                                                                      4.62%        N/A            2.10%
International Growth                                                       -22.72%       N/A           -0.88%
International Growth and Income                                            -22.91%       N/A           -6.82%
International New Opportunities                                            -30.61%       N/A           -10.33%
Investors                                                                  -26.79%       N/A           -12.50%
Money Market                                                                1.21%        N/A            1.88%
New Opportunities                                                          -32.05%       N/A           -9.68%
New Value                                                                   0.72%        N/A            1.70%
OTC & Emerging Growth                                                      -47.28%       N/A           -23.16%
Research                                                                   -20.97%       N/A           -5.31%
Small Cap Value                                                            15.23%        N/A           14.27%
Utilities Growth and Income                                                -24.39%       N/A           -5.58%
Vista                                                                      -35.34%       N/A           -6.03%
Voyager                                                                    -24.48%       N/A           -4.91%
Voyager II                                                                 -32.67%       N/A           -43.85%

(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is 70 or younger on the
Rider Application Date) and Retirement Income Guarantee Rider 2)
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  3.89%        N/A            7.21%
Capital Appreciation                                                       -16.15%       N/A           -19.77%
Diversified Income                                                          0.91%        N/A           -1.56%
The George Putnam Fund of Boston                                           -2.08%        N/A           -1.40%
Global Asset Allocation                                                    -10.87%       N/A           -4.84%
Global Growth                                                              -31.68%       N/A           -11.22%
Growth and Income                                                          -8.79%        N/A           -5.05%
Growth Opportunities                                                       -33.96%       N/A           -32.34%
Health Sciences                                                            -21.87%       N/A            4.13%
High Yield                                                                  1.04%        N/A           -4.46%
Income                                                                      4.62%        N/A            2.10%
International Growth                                                       -22.72%       N/A           -0.88%
International Growth and Income                                            -22.91%       N/A           -6.82%
International New Opportunities                                            -30.61%       N/A           -10.33%
Investors                                                                  -26.79%       N/A           -12.50%
Money Market                                                                1.21%        N/A            1.88%
New Opportunities                                                          -32.05%       N/A           -9.68%
New Value                                                                   0.72%        N/A            1.70%
OTC & Emerging Growth                                                      -47.28%       N/A           -23.16%
Research                                                                   -20.97%       N/A           -5.31%
Small Cap Value                                                            15.23%        N/A           14.27%
Utilities Growth and Income                                                -24.39%       N/A           -5.58%
Vista                                                                      -35.34%       N/A           -6.03%
Voyager                                                                    -24.48%       N/A           -4.91%
Voyager II                                                                 -32.67%       N/A           -43.85%

(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the
Rider Application Date) and Retirement Income Guarantee Rider 2)
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  3.73%        N/A            7.05%
Capital Appreciation                                                       -16.28%       N/A           -19.89%
Diversified Income                                                          0.76%        N/A           -1.71%
The George Putnam Fund of Boston                                           -2.23%        N/A           -1.55%
Global Asset Allocation                                                    -11.00%       N/A           -4.99%
Global Growth                                                              -31.78%       N/A           -11.36%
Growth and Income                                                          -8.93%        N/A           -5.19%
Growth Opportunities                                                       -34.06%       N/A           -32.44%
Health Sciences                                                            -21.99%       N/A            3.98%
High Yield                                                                  0.89%        N/A           -4.60%
Income                                                                      4.46%        N/A            1.95%
International Growth                                                       -22.83%       N/A           -1.02%
International Growth and Income                                            -23.02%       N/A           -6.96%
International New Opportunities                                            -30.72%       N/A           -10.47%
Investors                                                                  -26.90%       N/A           -12.63%
Money Market                                                                1.06%        N/A            1.73%
New Opportunities                                                          -32.15%       N/A           -9.81%
New Value                                                                   0.57%        N/A            1.54%
OTC & Emerging Growth                                                      -47.36%       N/A           -23.28%
Research                                                                   -21.09%       N/A           -5.46%
Small Cap Value                                                            15.05%        N/A           14.09%
Utilities Growth and Income                                                -24.50%       N/A           -5.73%
Vista                                                                      -35.44%       N/A           -6.17%
Voyager                                                                    -24.59%       N/A           -5.05%
Voyager II                                                                 -32.78%       N/A           -43.93%


(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application
Date) and Retirement Income Guarantee Rider 2)
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  3.73%        N/A            7.05%
Capital Appreciation                                                       -16.28%       N/A           -19.89%
Diversified Income                                                          0.76%        N/A           -1.71%
The George Putnam Fund of Boston                                           -2.23%        N/A           -1.55%
Global Asset Allocation                                                    -11.00%       N/A           -4.99%
Global Growth                                                              -31.78%       N/A           -11.36%
Growth and Income                                                          -8.93%        N/A           -5.19%
Growth Opportunities                                                       -34.06%       N/A           -32.44%
Health Sciences                                                            -21.99%       N/A            3.98%
High Yield                                                                  0.89%        N/A           -4.60%
Income                                                                      4.46%        N/A            1.95%
International Growth                                                       -22.83%       N/A           -1.02%
International Growth and Income                                            -23.02%       N/A           -6.96%
International New Opportunities                                            -30.72%       N/A           -10.47%
Investors                                                                  -26.90%       N/A           -12.63%
Money Market                                                                1.06%        N/A            1.73%
New Opportunities                                                          -32.15%       N/A           -9.81%
New Value                                                                   0.57%        N/A            1.54%
OTC & Emerging Growth                                                      -47.36%       N/A           -23.28%
Research                                                                   -21.09%       N/A           -5.46%
Small Cap Value                                                            15.05%        N/A           14.09%
Utilities Growth and Income                                                -24.50%       N/A           -5.73%
Vista                                                                      -35.44%       N/A           -6.17%
Voyager                                                                    -24.59%       N/A           -5.05%
Voyager II                                                                 -32.78%       N/A           -43.93%

(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider
Application Date) and Retirement Income Guarantee Rider 2)
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  3.57%        N/A            6.89%
Capital Appreciation                                                       -16.40%       N/A           -20.01%
Diversified Income                                                          0.61%        N/A           -1.86%
The George Putnam Fund of Boston                                           -2.38%        N/A           -1.70%
Global Asset Allocation                                                    -11.14%       N/A           -5.13%
Global Growth                                                              -31.89%       N/A           -11.49%
Growth and Income                                                          -9.07%        N/A           -5.33%
Growth Opportunities                                                       -34.16%       N/A           -32.54%
Health Sciences                                                            -22.11%       N/A            3.82%
High Yield                                                                  0.74%        N/A           -4.75%
Income                                                                      4.30%        N/A            1.79%
International Growth                                                       -22.95%       N/A           -1.17%
International Growth and Income                                            -23.14%       N/A           -7.10%
International New Opportunities                                            -30.82%       N/A           -10.60%
Investors                                                                  -27.02%       N/A           -12.76%
Money Market                                                                0.90%        N/A            1.57%
New Opportunities                                                          -32.25%       N/A           -9.95%
New Value                                                                   0.41%        N/A            1.39%
OTC & Emerging Growth                                                      -47.44%       N/A           -23.40%
Research                                                                   -21.21%       N/A           -5.60%
Small Cap Value                                                            14.88%        N/A           13.92%
Utilities Growth and Income                                                -24.62%       N/A           -5.87%
Vista                                                                      -35.54%       N/A           -6.32%
Voyager                                                                    -24.70%       N/A           -5.20%
Voyager II                                                                 -32.88%       N/A           -44.02%


Adjusted Historical Total Returns


Set out below are the adjusted historical total returns for each Variable Sub-Account since the Fund's inception through December 31, 2001. Adjusted historical total returns are computed in the same manner as standardized total returns, except that the performance figures shown are based on the Funds' historical performance since the inception of the Funds rather than the inception of the Variable Sub-Accounts.

Each of the Funds (Class IB shares) corresponding to the Variable Sub-Accounts commenced operations on April 30, 1998, except for the Putnam VT Diversified Income, Growth and Income, and International Growth Funds, which commenced operations on April 6, 1998, the Putnam VT Research Fund, which commenced operations September 30, 1998, the Putnam VT Small Cap Value Fund, which commenced operations April 30, 1999, the Putnam VT American Government Fund and Putnam VT Growth Opportunities Fund, which commenced operations on January 31, 2000, the Putnam VT Technology Fund, which commenced operations on June 14, 2000, and the Putnam VT Capital Appreciation and Putnam VT Voyager II Funds, which commenced operations on September 1, 2000. For periods prior to the inception dates of the Funds (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares). The inception dates for the Funds (Class IA shares) are shown as follows:





Variable Sub-Account                       Inception Date of Corresponding Fund
American Government Income                                     01/31/00
Capital Appreciation                                           09/28/00
Diversified Income                                             09/15/93
The George Putnam Fund of Boston                               04/30/98
Global Asset Allocation                                        02/01/88
Global Growth                                                  05/01/90
Growth and Income                                              02/01/88
Growth Opportunities                                           01/31/00
Health Sciences                                                04/30/98
High Yield                                                     02/01/88
Income                                                         02/01/88
International Growth                                           01/02/97
International Growth and Income                                01/02/97
International New Opportunities                                01/02/97
Investors                                                      04/30/98
Money Market                                                   02/01/88
New Opportunities                                              05/02/94
New Value                                                      01/02/97
OTC & Emerging Growth                                          04/30/98
Research                                                       09/29/98
Small Cap Value                                                04/30/99
Utilities Growth and Income                                    05/01/92
Vista                                                          01/02/97
Voyager                                                        02/01/88
Voyager II                                                     09/29/00


(Without any optional benefits)
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year       Inception*
American Government Income                                                 -0.41%        N/A            5.23%
Capital Appreciation                                                       -20.53%       N/A           -23.01%
Diversified Income                                                         -3.40%       0.32%           2.34%
The George Putnam Fund of Boston                                           -6.40%        N/A            1.75%
Global Asset Allocation                                                    -15.22%      3.87%           6.81%
Global Growth                                                              -36.12%      1.96%           5.92%
Growth and Income                                                          -13.14%      6.07%           9.88%
Growth Opportunities                                                       -38.41%       N/A           -33.30%
Health Sciences                                                            -26.27%       N/A            2.59%
High Yield                                                                 -3.26%       -0.25%          5.40%
Income                                                                      0.32%       4.00%           4.68%
International Growth                                                       -27.12%       N/A            7.68%
International Growth and Income                                            -27.31%       N/A            3.94%
International New Opportunities                                            -35.05%       N/A           -1.31%
Investors                                                                  -31.21%       N/A           -3.74%
Money Market                                                               -3.10%       2.94%           2.56%
New Opportunities                                                          -36.49%      4.10%           9.52%
New Value                                                                  -3.59%        N/A            7.69%
OTC & Emerging Growth                                                      -51.78%       N/A           -14.26%
Research                                                                   -25.37%       N/A            4.21%
Small Cap Value                                                            10.98%        N/A           13.87%
Utilities Growth and Income                                                -28.80%      3.89%           6.87%
Vista                                                                      -39.79%       N/A            5.59%
Voyager                                                                    -28.88%      8.04%          10.93%
Voyager II                                                                 -37.12%       N/A           -47.56%

* The  inception  dates  for  the  Funds  appear  under  the  heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).


(With  the MAV  Death  Benefit  Option or the  Enhanced  Beneficiary  Protection
(Annual Increase) Option)


                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year       Inception*
American Government Income                                                 -0.57%        N/A            5.07%
Capital Appreciation                                                       -20.65%       N/A           -23.14%
Diversified Income                                                         -3.55%       0.17%           2.19%
The George Putnam Fund of Boston                                           -6.55%        N/A            1.60%
Global Asset Allocation                                                    -15.36%      3.71%           6.65%
Global Growth                                                              -36.22%      1.80%           5.76%
Growth and Income                                                          -13.28%      5.92%           9.72%
Growth Opportunities                                                       -38.51%       N/A           -33.41%
Health Sciences                                                            -26.39%       N/A            2.43%
High Yield                                                                 -3.42%       -0.40%          5.24%
Income                                                                      0.16%       3.85%           4.53%
International Growth                                                       -27.24%       N/A            7.52%
International Growth and Income                                            -27.43%       N/A            3.79%
International New Opportunities                                            -35.15%       N/A           -1.46%
Investors                                                                  -31.32%       N/A           -3.89%
Money Market                                                               -3.25%       2.79%           2.41%
New Opportunities                                                          -36.59%      3.94%           9.36%
New Value                                                                  -3.74%        N/A            7.52%
OTC & Emerging Growth                                                      -51.86%       N/A           -14.39%
Research                                                                   -25.49%       N/A            4.05%
Small Cap Value                                                            10.80%        N/A           13.69%
Utilities Growth and Income                                                -28.91%      3.73%           6.71%
Vista                                                                      -39.89%       N/A            5.43%
Voyager                                                                    -29.00%      7.88%          10.76%
Voyager II                                                                 -37.22%       N/A           -47.65%

* The  inception  dates  for  the  Funds  appear  under  the  heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).

(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is 70 or younger on the Rider Application Date))
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year       Inception*
American Government Income                                                 -0.67%        N/A            4.96%
Capital Appreciation                                                       -20.74%       N/A           -23.22%
Diversified Income                                                         -3.65%       0.07%           2.09%
The George Putnam Fund of Boston                                           -6.65%        N/A            1.50%
Global Asset Allocation                                                    -15.45%      3.61%           6.54%
Global Growth                                                              -36.29%      1.70%           5.65%
Growth and Income                                                          -13.37%      5.81%           9.61%
Growth Opportunities                                                       -38.57%       N/A           -33.48%
Health Sciences                                                            -26.47%       N/A            2.33%
High Yield                                                                 -3.52%       -0.50%          5.14%
Income                                                                      0.06%       3.74%           4.42%
International Growth                                                       -27.31%       N/A            7.41%
International Growth and Income                                            -27.51%       N/A            3.68%
International New Opportunities                                            -35.22%       N/A           -1.56%
Investors                                                                  -31.40%       N/A           -3.98%
Money Market                                                               -3.35%       2.69%           2.31%
New Opportunities                                                          -36.66%      3.84%           9.25%
New Value                                                                  -3.84%        N/A            7.42%
OTC & Emerging Growth                                                      -51.92%       N/A           -14.47%
Research                                                                   -25.57%       N/A            3.95%
Small Cap Value                                                            10.69%        N/A           13.57%
Utilities Growth and Income                                                -28.99%      3.63%           6.60%
Vista                                                                      -39.96%       N/A            5.32%
Voyager                                                                    -29.08%      7.77%          10.65%
Voyager II                                                                 -37.29%       N/A           -47.70%

* The  inception  dates  for  the  Funds  appear  under  the  heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).


(With the MAV Death  Benefit  Option  and the  Enhanced  Beneficiary  Protection
(Annual Increase) Option)


                                                                                                 10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year       Inception*
American Government Income                                                 -0.73%        N/A            4.91%
Capital Appreciation                                                       -20.78%       N/A           -23.26%
Diversified Income                                                         -3.70%       0.02%           2.04%
The George Putnam Fund of Boston                                           -6.70%        N/A            1.45%
Global Asset Allocation                                                    -15.49%      3.56%           6.49%
Global Growth                                                              -36.33%      1.65%           5.60%
Growth and Income                                                          -13.41%      5.76%           9.55%
Growth Opportunities                                                       -38.61%       N/A           -33.52%
Health Sciences                                                            -26.51%       N/A            2.28%
High Yield                                                                 -3.57%       -0.55%          5.09%
Income                                                                      0.00%       3.69%           4.37%
International Growth                                                       -27.35%       N/A            7.36%
International Growth and Income                                            -27.54%       N/A            3.63%
International New Opportunities                                            -35.26%       N/A           -1.61%
Investors                                                                  -31.44%       N/A           -4.03%
Money Market                                                               -3.40%       2.64%           2.26%
New Opportunities                                                          -36.69%      3.79%           9.19%
New Value                                                                  -3.90%        N/A            7.36%
OTC & Emerging Growth                                                      -51.94%       N/A           -14.52%
Research                                                                   -25.61%       N/A            3.89%
Small Cap Value                                                            10.63%        N/A           13.51%
Utilities Growth and Income                                                -29.03%      3.58%           6.55%
Vista                                                                      -39.99%       N/A            5.27%
Voyager                                                                    -29.12%      7.72%          10.59%
Voyager II                                                                 -37.32%       N/A           -47.73%

* The  inception  dates  for  the  Funds  appear  under  the  heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).


(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is between 71 and 79 on the Rider Application
Date))
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year       Inception*
American Government Income                                                 -0.83%        N/A            4.80%
Capital Appreciation                                                       -20.87%       N/A           -23.34%
Diversified Income                                                         -3.81%       -0.08%          1.93%
The George Putnam Fund of Boston                                           -6.80%        N/A            1.35%
Global Asset Allocation                                                    -15.58%      3.45%           6.38%
Global Growth                                                              -36.39%      1.55%           5.49%
Growth and Income                                                          -13.51%      5.65%           9.44%
Growth Opportunities                                                       -38.68%       N/A           -33.59%
Health Sciences                                                            -26.59%       N/A            2.18%
High Yield                                                                 -3.67%       -0.65%          4.98%
Income                                                                     -0.10%       3.59%           4.26%
International Growth                                                       -27.43%       N/A            7.25%
International Growth and Income                                            -27.62%       N/A            3.53%
International New Opportunities                                            -35.33%       N/A           -1.71%
Investors                                                                  -31.51%       N/A           -4.13%
Money Market                                                               -3.51%       2.53%           2.15%
New Opportunities                                                          -36.76%      3.68%           9.08%
New Value                                                                  -4.00%        N/A            7.26%
OTC & Emerging Growth                                                      -52.00%       N/A           -14.60%
Research                                                                   -25.69%       N/A            3.79%
Small Cap Value                                                            10.51%        N/A           13.40%
Utilities Growth and Income                                                -29.10%      3.47%           6.44%
Vista                                                                      -40.06%       N/A            5.16%
Voyager                                                                    -29.19%      7.61%          10.48%
Voyager II                                                                 -37.39%       N/A           -47.79%

* The  inception  dates  for  the  Funds  appear  under  the  heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).


(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is 70 or younger on the
Rider Application Date))
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year       Inception*
American Government Income                                                 -0.83%        N/A            4.80%
Capital Appreciation                                                       -20.87%       N/A           -23.34%
Diversified Income                                                         -3.81%       -0.08%          1.93%
The George Putnam Fund of Boston                                           -6.80%        N/A            1.35%
Global Asset Allocation                                                    -15.58%      3.45%           6.38%
Global Growth                                                              -36.39%      1.55%           5.49%
Growth and Income                                                          -13.51%      5.65%           9.44%
Growth Opportunities                                                       -38.68%       N/A           -33.59%
Health Sciences                                                            -26.59%       N/A            2.18%
High Yield                                                                 -3.67%       -0.65%          4.98%
Income                                                                     -0.10%       3.59%           4.26%
International Growth                                                       -27.43%       N/A            7.25%
International Growth and Income                                            -27.62%       N/A            3.53%
International New Opportunities                                            -35.33%       N/A           -1.71%
Investors                                                                  -31.51%       N/A           -4.13%
Money Market                                                               -3.51%       2.53%           2.15%
New Opportunities                                                          -36.76%      3.68%           9.08%
New Value                                                                  -4.00%        N/A            7.26%
OTC & Emerging Growth                                                      -52.00%       N/A           -14.60%
Research                                                                   -25.69%       N/A            3.79%
Small Cap Value                                                            10.51%        N/A           13.40%
Utilities Growth and Income                                                -29.10%      3.47%           6.44%
Vista                                                                      -40.06%       N/A            5.16%
Voyager                                                                    -29.19%      7.61%          10.48%
Voyager II                                                                 -37.39%       N/A           -47.79%

* The  inception  dates  for  the  Funds  appear  under  the  heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).


(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the
Rider Application Date))
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year       Inception*
American Government Income                                                 -0.99%        N/A            4.63%
Capital Appreciation                                                       -20.99%       N/A           -23.47%
Diversified Income                                                         -3.96%       -0.23%          1.78%
The George Putnam Fund of Boston                                           -6.95%        N/A            1.19%
Global Asset Allocation                                                    -15.72%      3.30%           6.22%
Global Growth                                                              -36.50%      1.40%           5.33%
Growth and Income                                                          -13.64%      5.49%           9.28%
Growth Opportunities                                                       -38.78%       N/A           -33.70%
Health Sciences                                                            -26.71%       N/A            2.03%
High Yield                                                                 -3.83%       -0.80%          4.82%
Income                                                                     -0.26%       3.43%           4.11%
International Growth                                                       -27.55%       N/A            7.09%
International Growth and Income                                            -27.74%       N/A            3.37%
International New Opportunities                                            -35.43%       N/A           -1.85%
Investors                                                                  -31.62%       N/A           -4.27%
Money Market                                                               -3.66%       2.38%           2.00%
New Opportunities                                                          -36.87%      3.53%           8.92%
New Value                                                                  -4.15%        N/A            7.09%
OTC & Emerging Growth                                                      -52.08%       N/A           -14.73%
Research                                                                   -25.81%       N/A            3.63%
Small Cap Value                                                            10.34%        N/A           13.22%
Utilities Growth and Income                                                -29.22%      3.32%           6.28%
Vista                                                                      -40.15%       N/A            5.01%
Voyager                                                                    -29.31%      7.45%          10.32%
Voyager II                                                                 -37.49%       N/A           -47.88%

* The  inception  dates  for  the  Funds  appear  under  the  heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).


(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application
Date))
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year       Inception*
American Government Income                                                 -0.99%        N/A            4.63%
Capital Appreciation                                                       -20.99%       N/A           -23.47%
Diversified Income                                                         -3.96%       -0.23%          1.78%
The George Putnam Fund of Boston                                           -6.95%        N/A            1.19%
Global Asset Allocation                                                    -15.72%      3.30%           6.22%
Global Growth                                                              -36.50%      1.40%           5.33%
Growth and Income                                                          -13.64%      5.49%           9.28%
Growth Opportunities                                                       -38.78%       N/A           -33.70%
Health Sciences                                                            -26.71%       N/A            2.03%
High Yield                                                                 -3.83%       -0.80%          4.82%
Income                                                                     -0.26%       3.43%           4.11%
International Growth                                                       -27.55%       N/A            7.09%
International Growth and Income                                            -27.74%       N/A            3.37%
International New Opportunities                                            -35.43%       N/A           -1.85%
Investors                                                                  -31.62%       N/A           -4.27%
Money Market                                                               -3.66%       2.38%           2.00%
New Opportunities                                                          -36.87%      3.53%           8.92%
New Value                                                                  -4.15%        N/A            7.09%
OTC & Emerging Growth                                                      -52.08%       N/A           -14.73%
Research                                                                   -25.81%       N/A            3.63%
Small Cap Value                                                            10.34%        N/A           13.22%
Utilities Growth and Income                                                -29.22%      3.32%           6.28%
Vista                                                                      -40.15%       N/A            5.01%
Voyager                                                                    -29.31%      7.45%          10.32%
Voyager II                                                                 -37.49%       N/A           -47.88%

* The  inception  dates  for  the  Funds  appear  under  the  heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).

(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider
Application Date))
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year       Inception*
American Government Income                                                 -1.15%        N/A            4.47%
Capital Appreciation                                                       -21.12%       N/A           -23.59%
Diversified Income                                                         -4.11%       -0.38%          1.63%
The George Putnam Fund of Boston                                           -7.10%        N/A            1.04%
Global Asset Allocation                                                    -15.85%      3.14%           6.06%
Global Growth                                                              -36.60%      1.24%           5.18%
Growth and Income                                                          -13.78%      5.33%           9.11%
Growth Opportunities                                                       -38.88%       N/A           -33.81%
Health Sciences                                                            -26.83%       N/A            1.87%
High Yield                                                                 -3.98%       -0.95%          4.67%
Income                                                                     -0.42%       3.28%           3.95%
International Growth                                                       -27.67%       N/A            6.93%
International Growth and Income                                            -27.86%       N/A            3.22%
International New Opportunities                                            -35.54%       N/A           -2.00%
Investors                                                                  -31.73%       N/A           -4.41%
Money Market                                                               -3.81%       2.23%           1.85%
New Opportunities                                                          -36.97%      3.37%           8.76%
New Value                                                                  -4.30%        N/A            6.93%
OTC & Emerging Growth                                                      -52.16%       N/A           -14.86%
Research                                                                   -25.93%       N/A            3.48%
Small Cap Value                                                            10.16%        N/A           13.05%
Utilities Growth and Income                                                -29.33%      3.16%           6.12%
Vista                                                                      -40.25%       N/A            4.85%
Voyager                                                                    -29.42%      7.29%          10.15%
Voyager II                                                                 -37.60%       N/A           -47.97%

* The  inception  dates  for  the  Funds  appear  under  the  heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).


(With Retirement Income Guarantee Rider 1)
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year       Inception*
American Government Income                                                 -0.66%        N/A            4.98%
Capital Appreciation                                                       -20.78%       N/A           -23.41%
Diversified Income                                                         -3.65%       0.07%           2.10%
The George Putnam Fund of Boston                                           -6.65%        N/A            1.49%
Global Asset Allocation                                                    -15.47%      3.67%           6.64%
Global Growth                                                              -36.37%      1.77%           5.75%
Growth and Income                                                          -13.39%      5.88%           9.72%
Growth Opportunities                                                       -38.66%       N/A           -33.61%
Health Sciences                                                            -26.52%       N/A            2.34%
High Yield                                                                 -3.51%       -0.50%          5.23%
Income                                                                      0.07%       3.77%           4.48%
International Growth                                                       -27.37%       N/A            7.50%
International Growth and Income                                            -27.56%       N/A            3.75%
International New Opportunities                                            -35.30%       N/A           -1.52%
Investors                                                                  -31.46%       N/A           -3.98%
Money Market                                                               -3.35%       2.71%           2.33%
New Opportunities                                                          -36.74%      3.93%           9.37%
New Value                                                                  -3.84%        N/A            7.47%
OTC & Emerging Growth                                                      -52.03%       N/A           -14.50%
Research                                                                   -25.62%       N/A            3.96%
Small Cap Value                                                            10.73%        N/A           13.60%
Utilities Growth and Income                                                -29.05%      3.70%           6.69%
Vista                                                                      -40.04%       N/A            5.41%
Voyager                                                                    -29.13%      7.88%          10.78%
Voyager II                                                                 -37.37%       N/A           -47.95%

* The  inception  dates  for  the  Funds  appear  under  the  heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).

(With  the MAV  Death  Benefit  Option or the  Enhanced  Beneficiary  Protection
(Annual Increase) Option and Retirement Income Guarantee Rider 1)


                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year       Inception*
American Government Income                                                 -0.82%        N/A            4.81%
Capital Appreciation                                                       -20.90%       N/A           -23.53%
Diversified Income                                                         -3.80%       -0.08%          1.94%
The George Putnam Fund of Boston                                           -6.80%        N/A            1.33%
Global Asset Allocation                                                    -15.61%      3.51%           6.48%
Global Growth                                                              -36.47%      1.62%           5.59%
Growth and Income                                                          -13.53%      5.72%           9.56%
Growth Opportunities                                                       -38.76%       N/A           -33.72%
Health Sciences                                                            -26.64%       N/A            2.19%
High Yield                                                                 -3.67%       -0.65%          5.07%
Income                                                                     -0.09%       3.61%           4.32%
International Growth                                                       -27.49%       N/A            7.34%
International Growth and Income                                            -27.68%       N/A            3.59%
International New Opportunities                                            -35.40%       N/A           -1.67%
Investors                                                                  -31.57%       N/A           -4.12%
Money Market                                                               -3.50%       2.55%           2.18%
New Opportunities                                                          -36.84%      3.77%           9.20%
New Value                                                                  -3.99%        N/A            7.31%
OTC & Emerging Growth                                                      -52.11%       N/A           -14.63%
Research                                                                   -25.74%       N/A            3.80%
Small Cap Value                                                            10.55%        N/A           13.42%
Utilities Growth and Income                                                -29.16%      3.54%           6.53%
Vista                                                                      -40.14%       N/A            5.25%
Voyager                                                                    -29.25%      7.71%          10.61%
Voyager II                                                                 -37.47%       N/A           -48.04%

* The  inception  dates  for  the  Funds  appear  under  the  heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).


(With the Earnings  Protection  Death  Benefit  Option  (assuming  age of oldest
Contract Owner and Annuitant is 70 or younger on the Rider Application Date) and Retirement Income Guarantee Rider 1)


                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year       Inception*
American Government Income                                                 -0.92%        N/A            4.70%
Capital Appreciation                                                       -20.99%       N/A           -23.61%
Diversified Income                                                         -3.90%       -0.18%          1.84%
The George Putnam Fund of Boston                                           -6.90%        N/A            1.23%
Global Asset Allocation                                                    -15.70%      3.40%           6.37%
Global Growth                                                              -36.54%      1.52%           5.49%
Growth and Income                                                          -13.62%      5.61%           9.45%
Growth Opportunities                                                       -38.82%       N/A           -33.80%
Health Sciences                                                            -26.72%       N/A            2.08%
High Yield                                                                 -3.77%       -0.75%          4.97%
Income                                                                     -0.19%       3.51%           4.22%
International Growth                                                       -27.56%       N/A            7.23%
International Growth and Income                                            -27.76%       N/A            3.49%
International New Opportunities                                            -35.47%       N/A           -1.77%
Investors                                                                  -31.65%       N/A           -4.22%
Money Market                                                               -3.60%       2.45%           2.08%
New Opportunities                                                          -36.91%      3.67%           9.09%
New Value                                                                  -4.09%        N/A            7.20%
OTC & Emerging Growth                                                      -52.17%       N/A           -14.72%
Research                                                                   -25.82%       N/A            3.70%
Small Cap Value                                                            10.44%        N/A           13.30%
Utilities Growth and Income                                                -29.24%      3.44%           6.42%
Vista                                                                      -40.21%       N/A            5.15%
Voyager                                                                    -29.33%      7.61%          10.50%
Voyager II                                                                 -37.54%       N/A           -48.10%

* The  inception  dates  for  the  Funds  appear  under  the  heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).


(With the MAV Death  Benefit  Option  and the  Enhanced  Beneficiary  Protection
(Annual Increase) Option and Retirement Income Guarantee Rider 1)


                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year       Inception*
American Government Income                                                 -0.98%        N/A            4.65%
Capital Appreciation                                                       -21.03%       N/A           -23.65%
Diversified Income                                                         -3.95%       -0.23%          1.79%
The George Putnam Fund of Boston                                           -6.95%        N/A            1.18%
Global Asset Allocation                                                    -15.74%      3.35%           6.31%
Global Growth                                                              -36.58%      1.47%           5.43%
Growth and Income                                                          -13.66%      5.56%           9.39%
Growth Opportunities                                                       -38.86%       N/A           -33.83%
Health Sciences                                                            -26.76%       N/A            2.03%
High Yield                                                                 -3.82%       -0.80%          4.91%
Income                                                                     -0.25%       3.46%           4.16%
International Growth                                                       -27.60%       N/A            7.18%
International Growth and Income                                            -27.79%       N/A            3.43%
International New Opportunities                                            -35.51%       N/A           -1.82%
Investors                                                                  -31.69%       N/A           -4.26%
Money Market                                                               -3.65%       2.40%           2.02%
New Opportunities                                                          -36.94%      3.61%           9.04%
New Value                                                                  -4.15%        N/A            7.15%
OTC & Emerging Growth                                                      -52.19%       N/A           -14.76%
Research                                                                   -25.86%       N/A            3.65%
Small Cap Value                                                            10.38%        N/A           13.24%
Utilities Growth and Income                                                -29.28%      3.38%           6.36%
Vista                                                                      -40.24%       N/A            5.10%
Voyager                                                                    -29.37%      7.55%          10.45%
Voyager II                                                                 -37.57%       N/A           -48.13%

* The  inception  dates  for  the  Funds  appear  under  the  heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).


(With the Earnings  Protection  Death  Benefit  Option  (assuming  age of oldest
Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement Income Guarantee Rider 1)


                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year       Inception*
American Government Income                                                 -1.08%        N/A            4.54%
Capital Appreciation                                                       -21.12%       N/A           -23.74%
Diversified Income                                                         -4.06%       -0.33%          1.69%
The George Putnam Fund of Boston                                           -7.05%        N/A            1.08%
Global Asset Allocation                                                    -15.83%      3.25%           6.21%
Global Growth                                                              -36.64%      1.37%           5.33%
Growth and Income                                                          -13.76%      5.45%           9.28%
Growth Opportunities                                                       -38.93%       N/A           -33.91%
Health Sciences                                                            -26.84%       N/A            1.93%
High Yield                                                                 -3.92%       -0.90%          4.81%
Income                                                                     -0.35%       3.35%           4.06%
International Growth                                                       -27.68%       N/A            7.07%
International Growth and Income                                            -27.87%       N/A            3.33%
International New Opportunities                                            -35.58%       N/A           -1.91%
Investors                                                                  -31.76%       N/A           -4.36%
Money Market                                                               -3.76%       2.29%           1.92%
New Opportunities                                                          -37.01%      3.51%           8.93%
New Value                                                                  -4.25%        N/A            7.04%
OTC & Emerging Growth                                                      -52.25%       N/A           -14.85%
Research                                                                   -25.94%       N/A            3.54%
Small Cap Value                                                            10.26%        N/A           13.13%
Utilities Growth and Income                                                -29.35%      3.28%           6.26%
Vista                                                                      -40.31%       N/A            4.99%
Voyager                                                                    -29.44%      7.44%          10.33%
Voyager II                                                                 -37.64%       N/A           -48.19%

* The  inception  dates  for  the  Funds  appear  under  the  heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).


(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is 70 or younger on the
Rider Application Date) and Retirement Income Guarantee Rider 1)
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year       Inception*
American Government Income                                                 -1.08%        N/A            4.54%
Capital Appreciation                                                       -21.12%       N/A           -23.74%
Diversified Income                                                         -4.06%       -0.33%          1.69%
The George Putnam Fund of Boston                                           -7.05%        N/A            1.08%
Global Asset Allocation                                                    -15.83%      3.25%           6.21%
Global Growth                                                              -36.64%      1.37%           5.33%
Growth and Income                                                          -13.76%      5.45%           9.28%
Growth Opportunities                                                       -38.93%       N/A           -33.91%
Health Sciences                                                            -26.84%       N/A            1.93%
High Yield                                                                 -3.92%       -0.90%          4.81%
Income                                                                     -0.35%       3.35%           4.06%
International Growth                                                       -27.68%       N/A            7.07%
International Growth and Income                                            -27.87%       N/A            3.33%
International New Opportunities                                            -35.58%       N/A           -1.91%
Investors                                                                  -31.76%       N/A           -4.36%
Money Market                                                               -3.76%       2.29%           1.92%
New Opportunities                                                          -37.01%      3.51%           8.93%
New Value                                                                  -4.25%        N/A            7.04%
OTC & Emerging Growth                                                      -52.25%       N/A           -14.85%
Research                                                                   -25.94%       N/A            3.54%
Small Cap Value                                                            10.26%        N/A           13.13%
Utilities Growth and Income                                                -29.35%      3.28%           6.26%
Vista                                                                      -40.31%       N/A            4.99%
Voyager                                                                    -29.44%      7.44%          10.33%
Voyager II                                                                 -37.64%       N/A           -48.19%

* The  inception  dates  for  the  Funds  appear  under  the  heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).


(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the
Rider Application Date) and Retirement Income Guarantee Rider 1)
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year       Inception*
American Government Income                                                 -1.24%        N/A            4.38%
Capital Appreciation                                                       -21.24%       N/A           -23.86%
Diversified Income                                                         -4.21%       -0.48%          1.53%
The George Putnam Fund of Boston                                           -7.20%        N/A            0.93%
Global Asset Allocation                                                    -15.97%      3.09%           6.05%
Global Growth                                                              -36.75%      1.21%           5.17%
Growth and Income                                                          -13.89%      5.29%           9.12%
Growth Opportunities                                                       -39.03%       N/A           -34.02%
Health Sciences                                                            -26.96%       N/A            1.78%
High Yield                                                                 -4.08%       -1.05%          4.65%
Income                                                                     -0.51%       3.20%           3.90%
International Growth                                                       -27.80%       N/A            6.91%
International Growth and Income                                            -27.99%       N/A            3.17%
International New Opportunities                                            -35.68%       N/A           -2.06%
Investors                                                                  -31.87%       N/A           -4.51%
Money Market                                                               -3.91%       2.14%           1.76%
New Opportunities                                                          -37.12%      3.35%           8.77%
New Value                                                                  -4.40%        N/A            6.88%
OTC & Emerging Growth                                                      -52.33%       N/A           -14.98%
Research                                                                   -26.06%       N/A            3.39%
Small Cap Value                                                            10.09%        N/A           12.95%
Utilities Growth and Income                                                -29.47%      3.12%           6.10%
Vista                                                                      -40.40%       N/A            4.83%
Voyager                                                                    -29.56%      7.28%          10.17%
Voyager II                                                                 -37.74%       N/A           -48.28%

* The  inception  dates  for  the  Funds  appear  under  the  heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).



(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application
Date) and Retirement Income Guarantee Rider 1)
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year       Inception*
American Government Income                                                 -1.24%        N/A            4.38%
Capital Appreciation                                                       -21.24%       N/A           -23.86%
Diversified Income                                                         -4.21%       -0.48%          1.53%
The George Putnam Fund of Boston                                           -7.20%        N/A            0.93%
Global Asset Allocation                                                    -15.97%      3.09%           6.05%
Global Growth                                                              -36.75%      1.21%           5.17%
Growth and Income                                                          -13.89%      5.29%           9.12%
Growth Opportunities                                                       -39.03%       N/A           -34.02%
Health Sciences                                                            -26.96%       N/A            1.78%
High Yield                                                                 -4.08%       -1.05%          4.65%
Income                                                                     -0.51%       3.20%           3.90%
International Growth                                                       -27.80%       N/A            6.91%
International Growth and Income                                            -27.99%       N/A            3.17%
International New Opportunities                                            -35.68%       N/A           -2.06%
Investors                                                                  -31.87%       N/A           -4.51%
Money Market                                                               -3.91%       2.14%           1.76%
New Opportunities                                                          -37.12%      3.35%           8.77%
New Value                                                                  -4.40%        N/A            6.88%
OTC & Emerging Growth                                                      -52.33%       N/A           -14.98%
Research                                                                   -26.06%       N/A            3.39%
Small Cap Value                                                            10.09%        N/A           12.95%
Utilities Growth and Income                                                -29.47%      3.12%           6.10%
Vista                                                                      -40.40%       N/A            4.83%
Voyager                                                                    -29.56%      7.28%          10.17%
Voyager II                                                                 -37.74%       N/A           -48.28%

* The  inception  dates  for  the  Funds  appear  under  the  heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).


(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider
Application Date) and Retirement Income Guarantee Rider 1)
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year       Inception*
American Government Income                                                 -1.40%        N/A            4.21%
Capital Appreciation                                                       -21.37%       N/A           -23.98%
Diversified Income                                                         -4.36%       -0.63%          1.38%
The George Putnam Fund of Boston                                           -7.35%        N/A            0.77%
Global Asset Allocation                                                    -16.10%      2.94%           5.89%
Global Growth                                                              -36.85%      1.06%           5.01%
Growth and Income                                                          -14.03%      5.13%           8.95%
Growth Opportunities                                                       -39.13%       N/A           -34.13%
Health Sciences                                                            -27.08%       N/A            1.62%
High Yield                                                                 -4.23%       -1.20%          4.49%
Income                                                                     -0.67%       3.04%           3.74%
International Growth                                                       -27.92%       N/A            6.75%
International Growth and Income                                            -28.11%       N/A            3.02%
International New Opportunities                                            -35.79%       N/A           -2.21%
Investors                                                                  -31.98%       N/A           -4.65%
Money Market                                                               -4.06%       1.99%           1.61%
New Opportunities                                                          -37.22%      3.20%           8.60%
New Value                                                                  -4.55%        N/A            6.72%
OTC & Emerging Growth                                                      -52.41%       N/A           -15.11%
Research                                                                   -26.18%       N/A            3.23%
Small Cap Value                                                             9.91%        N/A           12.78%
Utilities Growth and Income                                                -29.58%      2.97%           5.94%
Vista                                                                      -40.50%       N/A            4.67%
Voyager                                                                    -29.67%      7.12%          10.00%
Voyager II                                                                 -37.85%       N/A           -48.36%

* The  inception  dates  for  the  Funds  appear  under  the  heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).

(With Retirement Income Guarantee Rider 2)
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year       Inception*
American Government Income                                                 -0.86%        N/A            4.78%
Capital Appreciation                                                       -20.98%       N/A           -23.72%
Diversified Income                                                         -3.85%       -0.13%          1.90%
The George Putnam Fund of Boston                                           -6.85%        N/A            1.27%
Global Asset Allocation                                                    -15.67%      3.50%           6.50%
Global Growth                                                              -36.57%      1.63%           5.62%
Growth and Income                                                          -13.59%      5.72%           9.60%
Growth Opportunities                                                       -38.86%       N/A           -33.87%
Health Sciences                                                            -26.72%       N/A            2.14%
High Yield                                                                 -3.71%       -0.69%          5.09%
Income                                                                     -0.13%       3.59%           4.31%
International Growth                                                       -27.57%       N/A            7.35%
International Growth and Income                                            -27.76%       N/A            3.59%
International New Opportunities                                            -35.50%       N/A           -1.69%
Investors                                                                  -31.66%       N/A           -4.16%
Money Market                                                               -3.55%       2.52%           2.15%
New Opportunities                                                          -36.94%      3.79%           9.25%
New Value                                                                  -4.04%        N/A            7.30%
OTC & Emerging Growth                                                      -52.23%       N/A           -14.70%
Research                                                                   -25.82%       N/A            3.76%
Small Cap Value                                                            10.53%        N/A           13.38%
Utilities Growth and Income                                                -29.25%      3.54%           6.54%
Vista                                                                      -40.24%       N/A            5.27%
Voyager                                                                    -29.33%      7.74%          10.66%
Voyager II                                                                 -37.57%       N/A           -48.27%

* The  inception  dates  for  the  Funds  appear  under  the  heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).


(With  the MAV  Death  Benefit  Option or the  Enhanced  Beneficiary  Protection
(Annual Increase) Option and Retirement Income Guarantee Rider 2)


                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year       Inception*
American Government Income                                                 -1.02%        N/A            4.61%
Capital Appreciation                                                       -21.10%       N/A           -23.85%
Diversified Income                                                         -4.00%       -0.28%          1.74%
The George Putnam Fund of Boston                                           -7.00%        N/A            1.12%
Global Asset Allocation                                                    -15.81%      3.35%           6.33%
Global Growth                                                              -36.67%      1.47%           5.46%
Growth and Income                                                          -13.73%      5.56%           9.43%
Growth Opportunities                                                       -38.96%       N/A           -33.98%
Health Sciences                                                            -26.84%       N/A            1.99%
High Yield                                                                 -3.87%       -0.84%          4.93%
Income                                                                     -0.29%       3.43%           4.15%
International Growth                                                       -27.69%       N/A            7.19%
International Growth and Income                                            -27.88%       N/A            3.43%
International New Opportunities                                            -35.60%       N/A           -1.84%
Investors                                                                  -31.77%       N/A           -4.31%
Money Market                                                               -3.70%       2.36%           1.99%
New Opportunities                                                          -37.04%      3.63%           9.08%
New Value                                                                  -4.19%        N/A            7.14%
OTC & Emerging Growth                                                      -52.31%       N/A           -14.83%
Research                                                                   -25.94%       N/A            3.60%
Small Cap Value                                                            10.35%        N/A           13.20%
Utilities Growth and Income                                                -29.36%      3.38%           6.38%
Vista                                                                      -40.34%       N/A            5.12%
Voyager                                                                    -29.45%      7.58%          10.49%
Voyager II                                                                 -37.67%       N/A           -48.36%

* The  inception  dates  for  the  Funds  appear  under  the  heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).


(With the Earnings  Protection  Death  Benefit  Option  (assuming  age of oldest
Contract Owner and Annuitant is 70 or younger on the Rider Application Date) and Retirement Income Guarantee Rider 2)


                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year       Inception*
American Government Income                                                 -1.12%        N/A            4.50%
Capital Appreciation                                                       -21.19%       N/A           -23.93%
Diversified Income                                                         -4.10%       -0.38%          1.64%
The George Putnam Fund of Boston                                           -7.10%        N/A            1.02%
Global Asset Allocation                                                    -15.90%      3.24%           6.23%
Global Growth                                                              -36.74%      1.37%           5.35%
Growth and Income                                                          -13.82%      5.45%           9.32%
Growth Opportunities                                                       -39.02%       N/A           -34.05%
Health Sciences                                                            -26.92%       N/A            1.88%
High Yield                                                                 -3.97%       -0.94%          4.83%
Income                                                                     -0.39%       3.32%           4.05%
International Growth                                                       -27.76%       N/A            7.08%
International Growth and Income                                            -27.96%       N/A            3.33%
International New Opportunities                                            -35.67%       N/A           -1.93%
Investors                                                                  -31.85%       N/A           -4.41%
Money Market                                                               -3.80%       2.26%           1.89%
New Opportunities                                                          -37.11%      3.53%           8.97%
New Value                                                                  -4.29%        N/A            7.03%
OTC & Emerging Growth                                                      -52.37%       N/A           -14.92%
Research                                                                   -26.02%       N/A            3.50%
Small Cap Value                                                            10.24%        N/A           13.09%
Utilities Growth and Income                                                -29.44%      3.28%           6.27%
Vista                                                                      -40.41%       N/A            5.01%
Voyager                                                                    -29.53%      7.47%          10.38%
Voyager II                                                                 -37.74%       N/A           -48.42%

* The  inception  dates  for  the  Funds  appear  under  the  heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).


(With the MAV Death  Benefit  Option  and the  Enhanced  Beneficiary  Protection
(Annual Increase) Option and Retirement Income Guarantee Rider 2)


                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year       Inception*
American Government Income                                                 -1.18%        N/A            4.45%
Capital Appreciation                                                       -21.23%       N/A           -23.97%
Diversified Income                                                         -4.15%       -0.43%          1.59%
The George Putnam Fund of Boston                                           -7.15%        N/A            0.96%
Global Asset Allocation                                                    -15.94%      3.19%           6.17%
Global Growth                                                              -36.78%      1.32%           5.30%
Growth and Income                                                          -13.86%      5.40%           9.26%
Growth Opportunities                                                       -39.06%       N/A           -34.09%
Health Sciences                                                            -26.96%       N/A            1.83%
High Yield                                                                 -4.02%       -0.99%          4.77%
Income                                                                     -0.45%       3.27%           3.99%
International Growth                                                       -27.80%       N/A            7.03%
International Growth and Income                                            -27.99%       N/A            3.28%
International New Opportunities                                            -35.71%       N/A           -1.98%
Investors                                                                  -31.89%       N/A           -4.45%
Money Market                                                               -3.85%       2.21%           1.83%
New Opportunities                                                          -37.14%      3.47%           8.92%
New Value                                                                  -4.35%        N/A            6.98%
OTC & Emerging Growth                                                      -52.39%       N/A           -14.96%
Research                                                                   -26.06%       N/A            3.45%
Small Cap Value                                                            10.18%        N/A           13.03%
Utilities Growth and Income                                                -29.48%      3.23%           6.22%
Vista                                                                      -40.44%       N/A            4.96%
Voyager                                                                    -29.57%      7.42%          10.33%
Voyager II                                                                 -37.77%       N/A           -48.45%

* The  inception  dates  for  the  Funds  appear  under  the  heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).


(With the Earnings  Protection  Death  Benefit  Option  (assuming  age of oldest
Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement Income Guarantee Rider 2)


                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year       Inception*
American Government Income                                                 -1.28%        N/A            4.34%
Capital Appreciation                                                       -21.32%       N/A           -24.05%
Diversified Income                                                         -4.26%       -0.53%          1.48%
The George Putnam Fund of Boston                                           -7.25%        N/A            0.86%
Global Asset Allocation                                                    -16.03%      3.08%           6.06%
Global Growth                                                              -36.84%      1.22%           5.19%
Growth and Income                                                          -13.96%      5.29%           9.15%
Growth Opportunities                                                       -39.13%       N/A           -34.16%
Health Sciences                                                            -27.04%       N/A            1.73%
High Yield                                                                 -4.12%       -1.09%          4.67%
Income                                                                     -0.55%       3.17%           3.89%
International Growth                                                       -27.88%       N/A            6.92%
International Growth and Income                                            -28.07%       N/A            3.17%
International New Opportunities                                            -35.78%       N/A           -2.08%
Investors                                                                  -31.96%       N/A           -4.55%
Money Market                                                               -3.96%       2.10%           1.73%
New Opportunities                                                          -37.21%      3.37%           8.81%
New Value                                                                  -4.45%        N/A            6.87%
OTC & Emerging Growth                                                      -52.45%       N/A           -15.05%
Research                                                                   -26.14%       N/A            3.34%
Small Cap Value                                                            10.06%        N/A           12.91%
Utilities Growth and Income                                                -29.55%      3.12%           6.11%
Vista                                                                      -40.51%       N/A            4.85%
Voyager                                                                    -29.64%      7.31%          10.22%
Voyager II                                                                 -37.84%       N/A           -48.50%

* The  inception  dates  for  the  Funds  appear  under  the  heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).


(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is 70 or younger on the
Rider Application Date) and Retirement Income Guarantee Rider 2)
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year       Inception*
American Government Income                                                 -1.28%        N/A            4.34%
Capital Appreciation                                                       -21.32%       N/A           -24.05%
Diversified Income                                                         -4.26%       -0.53%          1.48%
The George Putnam Fund of Boston                                           -7.25%        N/A            0.86%
Global Asset Allocation                                                    -16.03%      3.08%           6.06%
Global Growth                                                              -36.84%      1.22%           5.19%
Growth and Income                                                          -13.96%      5.29%           9.15%
Growth Opportunities                                                       -39.13%       N/A           -34.16%
Health Sciences                                                            -27.04%       N/A            1.73%
High Yield                                                                 -4.12%       -1.09%          4.67%
Income                                                                     -0.55%       3.17%           3.89%
International Growth                                                       -27.88%       N/A            6.92%
International Growth and Income                                            -28.07%       N/A            3.17%
International New Opportunities                                            -35.78%       N/A           -2.08%
Investors                                                                  -31.96%       N/A           -4.55%
Money Market                                                               -3.96%       2.10%           1.73%
New Opportunities                                                          -37.21%      3.37%           8.81%
New Value                                                                  -4.45%        N/A            6.87%
OTC & Emerging Growth                                                      -52.45%       N/A           -15.05%
Research                                                                   -26.14%       N/A            3.34%
Small Cap Value                                                            10.06%        N/A           12.91%
Utilities Growth and Income                                                -29.55%      3.12%           6.11%
Vista                                                                      -40.51%       N/A            4.85%
Voyager                                                                    -29.64%      7.31%          10.22%
Voyager II                                                                 -37.84%       N/A           -48.50%

* The  inception  dates  for  the  Funds  appear  under  the  heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).


(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the
Rider Application Date) and Retirement Income Guarantee Rider 2)
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year       Inception*
American Government Income                                                 -1.44%        N/A            4.17%
Capital Appreciation                                                       -21.44%       N/A           -24.17%
Diversified Income                                                         -4.41%       -0.68%          1.33%
The George Putnam Fund of Boston                                           -7.40%        N/A            0.71%
Global Asset Allocation                                                    -16.17%      2.93%           5.90%
Global Growth                                                              -36.95%      1.06%           5.03%
Growth and Income                                                          -14.09%      5.13%           8.99%
Growth Opportunities                                                       -39.23%       N/A           -34.27%
Health Sciences                                                            -27.16%       N/A            1.58%
High Yield                                                                 -4.28%       -1.24%          4.51%
Income                                                                     -0.71%       3.01%           3.73%
International Growth                                                       -28.00%       N/A            6.76%
International Growth and Income                                            -28.19%       N/A            3.02%
International New Opportunities                                            -35.88%       N/A           -2.23%
Investors                                                                  -32.07%       N/A           -4.69%
Money Market                                                               -4.11%       1.95%           1.57%
New Opportunities                                                          -37.32%      3.21%           8.64%
New Value                                                                  -4.60%        N/A            6.71%
OTC & Emerging Growth                                                      -52.53%       N/A           -15.18%
Research                                                                   -26.26%       N/A            3.19%
Small Cap Value                                                             9.89%        N/A           12.74%
Utilities Growth and Income                                                -29.67%      2.97%           5.95%
Vista                                                                      -40.60%       N/A            4.69%
Voyager                                                                    -29.76%      7.15%          10.05%
Voyager II                                                                 -37.94%       N/A           -48.59%

* The  inception  dates  for  the  Funds  appear  under  the  heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).



(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application
Date) and Retirement Income Guarantee Rider 2)
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year       Inception*
American Government Income                                                 -1.44%        N/A            4.17%
Capital Appreciation                                                       -21.44%       N/A           -24.17%
Diversified Income                                                         -4.41%       -0.68%          1.33%
The George Putnam Fund of Boston                                           -7.40%        N/A            0.71%
Global Asset Allocation                                                    -16.17%      2.93%           5.90%
Global Growth                                                              -36.95%      1.06%           5.03%
Growth and Income                                                          -14.09%      5.13%           8.99%
Growth Opportunities                                                       -39.23%       N/A           -34.27%
Health Sciences                                                            -27.16%       N/A            1.58%
High Yield                                                                 -4.28%       -1.24%          4.51%
Income                                                                     -0.71%       3.01%           3.73%
International Growth                                                       -28.00%       N/A            6.76%
International Growth and Income                                            -28.19%       N/A            3.02%
International New Opportunities                                            -35.88%       N/A           -2.23%
Investors                                                                  -32.07%       N/A           -4.69%
Money Market                                                               -4.11%       1.95%           1.57%
New Opportunities                                                          -37.32%      3.21%           8.64%
New Value                                                                  -4.60%        N/A            6.71%
OTC & Emerging Growth                                                      -52.53%       N/A           -15.18%
Research                                                                   -26.26%       N/A            3.19%
Small Cap Value                                                             9.89%        N/A           12.74%
Utilities Growth and Income                                                -29.67%      2.97%           5.95%
Vista                                                                      -40.60%       N/A            4.69%
Voyager                                                                    -29.76%      7.15%          10.05%
Voyager II                                                                 -37.94%       N/A           -48.59%

* The  inception  dates  for  the  Funds  appear  under  the  heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).

(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider
Application Date) and Retirement Income Guarantee Rider 2)
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year       Inception*
American Government Income                                                 -1.60%        N/A            4.01%
Capital Appreciation                                                       -21.57%       N/A           -24.30%
Diversified Income                                                         -4.56%       -0.84%          1.17%
The George Putnam Fund of Boston                                           -7.55%        N/A            0.56%
Global Asset Allocation                                                    -16.30%      2.77%           5.74%
Global Growth                                                              -37.05%      0.91%           4.87%
Growth and Income                                                          -14.23%      4.97%           8.82%
Growth Opportunities                                                       -39.33%       N/A           -34.39%
Health Sciences                                                            -27.28%       N/A            1.42%
High Yield                                                                 -4.43%       -1.39%          4.35%
Income                                                                     -0.87%       2.85%           3.57%
International Growth                                                       -28.12%       N/A            6.60%
International Growth and Income                                            -28.31%       N/A            2.86%
International New Opportunities                                            -35.99%       N/A           -2.38%
Investors                                                                  -32.18%       N/A           -4.84%
Money Market                                                               -4.26%       1.79%           1.42%
New Opportunities                                                          -37.42%      3.06%           8.48%
New Value                                                                  -4.75%        N/A            6.54%
OTC & Emerging Growth                                                      -52.61%       N/A           -15.30%
Research                                                                   -26.38%       N/A            3.03%
Small Cap Value                                                             9.71%        N/A           12.56%
Utilities Growth and Income                                                -29.78%      2.81%           5.79%
Vista                                                                      -40.70%       N/A            4.53%
Voyager                                                                    -29.87%      6.98%           9.88%
Voyager II                                                                 -38.05%       N/A           -48.68%

* The  inception  dates  for  the  Funds  appear  under  the  heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).


                                   APPENDIX E

  PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACT WITH NO WITHDRAWAL CHARGE OPTION)

The Putnam Allstate Advisor Preferred Variable Annuity Contracts were first offered as of the date of this Statement of Additional Information. Accordingly, performance shown for periods prior to that date reflects the performance of the Variable Sub-Accounts, adjusted to reflect the current charges under the Contracts (and Options as applicable) as if they had been available throughout the periods shown.
These Contract charges include an annual contract maintenance charge of $30 (not shown for non-standardized total returns), and total Variable Account annual expenses of:

-        1.79% (without any optional benefit riders), or

- 1.94% with the MAV Death Benefit Option or the Enhanced Beneficiary (Annual Increase) Protection Option, or

- 2.04% with the Earnings Protection Death Benefit Option (assuming age of oldest Owner and Annuitant is 70 or younger on the Rider Application Date), or

- 2.09% with the MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual Increase) Option, or

- 2.19% with the Earnings Protection Death Benefit Option (assuming age of oldest Owner and Annuitant is between 71 and 79 on the Rider Application Date), or

- 2.19% with the MAV Death Benefit Option or Enhanced Beneficiary Protection (Annual Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application Date), or

- 2.34% with the MAV Death Benefit Option or the Enhanced Beneficiary Protection (Annual Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date), or

- 2.34% with the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application Date), or

- 2.49% with the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date).

In addition, where Retirement Income Guarantee Option 1 is included, the performance shown reflects the deduction of the annual Rider Fee equal to 0.25% of the Income Base, assuming no additional purchase payments or withdrawals. Where Retirement Income Guarantee Option 2 is included, the performance shown reflects the deduction of the annual Rider Fee equal to 0.45% of the Income Base, assuming Income Base A is in effect and assuming no additional purchase payments or withdrawals.


See the Expense Table in the Prospectus for more details.


Standardized Total Returns


Set out below are the standardized total returns for each Variable Sub-Account since its inception through December 31, 2001. All of the Variable Sub-Accounts commenced operations on April 30, 1999 except for the Putnam American Government Income and Putnam Growth Opportunities Variable Sub-Accounts, which commenced operations on February 4, 2000, the Putnam Technology Variable Sub-Account, which commenced operations on July 17, 2000, and the Putnam Capital Appreciation and Putnam Voyager II Variable Sub-Accounts, which commenced operations on October 2, 2000.

(Without any optional benefits)
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  4.58%        N/A            7.92%
Capital Appreciation                                                       -15.51%       N/A           -18.92%
Diversified Income                                                          1.60%        N/A           -0.82%
The George Putnam Fund of Boston                                           -1.40%        N/A           -0.66%
Global Asset Allocation                                                    -10.21%       N/A           -4.13%
Global Growth                                                              -31.09%       N/A           -10.58%
Growth and Income                                                          -8.13%        N/A           -4.31%
Growth Opportunities                                                       -33.37%       N/A           -31.66%
Health Sciences                                                            -21.25%       N/A            4.83%
High Yield                                                                  1.73%        N/A           -3.72%
Income                                                                      5.32%        N/A            2.85%
International Growth                                                       -22.10%       N/A           -0.22%
International Growth and Income                                            -22.29%       N/A           -6.13%
International New Opportunities                                            -30.02%       N/A           -9.70%
Investors                                                                  -26.19%       N/A           -11.82%
Money Market                                                                1.90%        N/A            2.61%
New Opportunities                                                          -31.45%       N/A           -9.03%
New Value                                                                   1.41%        N/A            2.45%
OTC & Emerging Growth                                                      -46.73%       N/A           -22.53%
Research                                                                   -20.35%       N/A           -4.48%
Small Cap Value                                                            15.96%        N/A           15.02%
Utilities Growth and Income                                                -23.77%       N/A           -4.88%
Vista                                                                      -34.76%       N/A           -5.39%
Voyager                                                                    -23.86%       N/A           -4.25%
Voyager II                                                                 -32.09%       N/A           -43.08%


(With  the MAV  Death  Benefit  Option or the  Enhanced  Beneficiary  Protection
(Annual Increase) Option)


                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  4.43%        N/A            7.76%
Capital Appreciation                                                       -15.64%       N/A           -19.05%
Diversified Income                                                          1.45%        N/A           -0.97%
The George Putnam Fund of Boston                                           -1.55%        N/A           -0.81%
Global Asset Allocation                                                    -10.35%       N/A           -4.28%
Global Growth                                                              -31.19%       N/A           -10.71%
Growth and Income                                                          -8.27%        N/A           -4.45%
Growth Opportunities                                                       -33.47%       N/A           -31.76%
Health Sciences                                                            -21.37%       N/A            4.67%
High Yield                                                                  1.58%        N/A           -3.86%
Income                                                                      5.16%        N/A            2.69%
International Growth                                                       -22.21%       N/A           -0.37%
International Growth and Income                                            -22.41%       N/A           -6.27%
International New Opportunities                                            -30.12%       N/A           -9.83%
Investors                                                                  -26.30%       N/A           -11.95%
Money Market                                                                1.75%        N/A            2.46%
New Opportunities                                                          -31.56%       N/A           -9.17%
New Value                                                                   1.26%        N/A            2.30%
OTC & Emerging Growth                                                      -46.82%       N/A           -22.65%
Research                                                                   -20.47%       N/A           -4.62%
Small Cap Value                                                            15.79%        N/A           14.85%
Utilities Growth and Income                                                -23.89%       N/A           -5.03%
Vista                                                                      -34.86%       N/A           -5.53%
Voyager                                                                    -23.98%       N/A           -4.40%
Voyager II                                                                 -32.19%       N/A           -43.17%

(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is 70 or younger on the Rider Application Date))
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  4.32%        N/A            7.65%
Capital Appreciation                                                       -15.72%       N/A           -19.13%
Diversified Income                                                          1.34%        N/A           -1.07%
The George Putnam Fund of Boston                                           -1.65%        N/A           -0.91%
Global Asset Allocation                                                    -10.44%       N/A           -4.37%
Global Growth                                                              -31.26%       N/A           -10.80%
Growth and Income                                                          -8.36%        N/A           -4.55%
Growth Opportunities                                                       -33.54%       N/A           -31.83%
Health Sciences                                                            -21.45%       N/A            4.57%
High Yield                                                                  1.48%        N/A           -3.96%
Income                                                                      5.05%        N/A            2.59%
International Growth                                                       -22.29%       N/A           -0.47%
International Growth and Income                                            -22.48%       N/A           -6.36%
International New Opportunities                                            -30.19%       N/A           -9.92%
Investors                                                                  -26.37%       N/A           -12.04%
Money Market                                                                1.65%        N/A            2.36%
New Opportunities                                                          -31.63%       N/A           -9.26%
New Value                                                                   1.15%        N/A            2.20%
OTC & Emerging Growth                                                      -46.87%       N/A           -22.73%
Research                                                                   -20.55%       N/A           -4.72%
Small Cap Value                                                            15.67%        N/A           14.73%
Utilities Growth and Income                                                -23.97%       N/A           -5.12%
Vista                                                                      -34.92%       N/A           -5.63%
Voyager                                                                    -24.05%       N/A           -4.49%
Voyager II                                                                 -32.26%       N/A           -43.22%

(With the MAV Death  Benefit  Option  and the  Enhanced  Beneficiary  Protection
(Annual Increase) Option)


                                                                                                 10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  4.27%        N/A            7.60%
Capital Appreciation                                                       -15.77%       N/A           -19.17%
Diversified Income                                                          1.29%        N/A           -1.12%
The George Putnam Fund of Boston                                           -1.70%        N/A           -0.96%
Global Asset Allocation                                                    -10.48%       N/A           -4.42%
Global Growth                                                              -31.29%       N/A           -10.85%
Growth and Income                                                          -8.41%        N/A           -4.60%
Growth Opportunities                                                       -33.58%       N/A           -31.86%
Health Sciences                                                            -21.49%       N/A            4.51%
High Yield                                                                  1.43%        N/A           -4.01%
Income                                                                      5.00%        N/A            2.54%
International Growth                                                       -22.33%       N/A           -0.52%
International Growth and Income                                            -22.52%       N/A           -6.41%
International New Opportunities                                            -30.23%       N/A           -9.97%
Investors                                                                  -26.41%       N/A           -12.08%
Money Market                                                                1.59%        N/A            2.31%
New Opportunities                                                          -31.66%       N/A           -9.31%
New Value                                                                   1.10%        N/A            2.15%
OTC & Emerging Growth                                                      -46.90%       N/A           -22.77%
Research                                                                   -20.59%       N/A           -4.77%
Small Cap Value                                                            15.61%        N/A           14.67%
Utilities Growth and Income                                                -24.00%       N/A           -5.17%
Vista                                                                      -34.96%       N/A           -5.67%
Voyager                                                                    -24.09%       N/A           -4.54%
Voyager II                                                                 -32.29%       N/A           -43.25%

(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is between 71 and 79 on the Rider Application
Date))
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  4.16%        N/A            7.49%
Capital Appreciation                                                       -15.85%       N/A           -19.25%
Diversified Income                                                          1.19%        N/A           -1.22%
The George Putnam Fund of Boston                                           -1.80%        N/A           -1.06%
Global Asset Allocation                                                    -10.57%       N/A           -4.52%
Global Growth                                                              -31.36%       N/A           -10.94%
Growth and Income                                                          -8.50%        N/A           -4.69%
Growth Opportunities                                                       -33.64%       N/A           -31.93%
Health Sciences                                                            -21.57%       N/A            4.41%
High Yield                                                                  1.33%        N/A           -4.10%
Income                                                                      4.89%        N/A            2.44%
International Growth                                                       -22.41%       N/A           -0.62%
International Growth and Income                                            -22.60%       N/A           -6.50%
International New Opportunities                                            -30.30%       N/A           -10.06%
Investors                                                                  -26.48%       N/A           -12.17%
Money Market                                                                1.49%        N/A            2.20%
New Opportunities                                                          -31.73%       N/A           -9.40%
New Value                                                                   1.00%        N/A            2.04%
OTC & Emerging Growth                                                      -46.95%       N/A           -22.84%
Research                                                                   -20.67%       N/A           -4.86%
Small Cap Value                                                            15.49%        N/A           14.56%
Utilities Growth and Income                                                -24.08%       N/A           -5.26%
Vista                                                                      -35.02%       N/A           -5.77%
Voyager                                                                    -24.17%       N/A           -4.63%
Voyager II                                                                 -32.36%       N/A           -43.31%

(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is 70 or younger on the
Rider Application Date))
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  4.16%        N/A            7.49%
Capital Appreciation                                                       -15.85%       N/A           -19.25%
Diversified Income                                                          1.19%        N/A           -1.22%
The George Putnam Fund of Boston                                           -1.80%        N/A           -1.06%
Global Asset Allocation                                                    -10.57%       N/A           -4.52%
Global Growth                                                              -31.36%       N/A           -10.94%
Growth and Income                                                          -8.50%        N/A           -4.69%
Growth Opportunities                                                       -33.64%       N/A           -31.93%
Health Sciences                                                            -21.57%       N/A            4.41%
High Yield                                                                  1.33%        N/A           -4.10%
Income                                                                      4.89%        N/A            2.44%
International Growth                                                       -22.41%       N/A           -0.62%
International Growth and Income                                            -22.60%       N/A           -6.50%
International New Opportunities                                            -30.30%       N/A           -10.06%
Investors                                                                  -26.48%       N/A           -12.17%
Money Market                                                                1.49%        N/A            2.20%
New Opportunities                                                          -31.73%       N/A           -9.40%
New Value                                                                   1.00%        N/A            2.04%
OTC & Emerging Growth                                                      -46.95%       N/A           -22.84%
Research                                                                   -20.67%       N/A           -4.86%
Small Cap Value                                                            15.49%        N/A           14.56%
Utilities Growth and Income                                                -24.08%       N/A           -5.26%
Vista                                                                      -35.02%       N/A           -5.77%
Voyager                                                                    -24.17%       N/A           -4.63%
Voyager II                                                                 -32.36%       N/A           -43.31%

(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the
Rider Application Date))
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  4.01%        N/A            7.33%
Capital Appreciation                                                       -15.98%       N/A           -19.37%
Diversified Income                                                          1.04%        N/A           -1.37%
The George Putnam Fund of Boston                                           -1.95%        N/A           -1.21%
Global Asset Allocation                                                    -10.71%       N/A           -4.66%
Global Growth                                                              -31.47%       N/A           -11.07%
Growth and Income                                                          -8.64%        N/A           -4.84%
Growth Opportunities                                                       -33.74%       N/A           -32.03%
Health Sciences                                                            -21.69%       N/A            4.25%
High Yield                                                                  1.17%        N/A           -4.25%
Income                                                                      4.74%        N/A            2.28%
International Growth                                                       -22.53%       N/A           -0.77%
International Growth and Income                                            -22.72%       N/A           -6.64%
International New Opportunities                                            -30.40%       N/A           -10.19%
Investors                                                                  -26.60%       N/A           -12.30%
Money Market                                                                1.34%        N/A            2.05%
New Opportunities                                                          -31.83%       N/A           -9.53%
New Value                                                                   0.85%        N/A            1.89%
OTC & Emerging Growth                                                      -47.03%       N/A           -22.96%
Research                                                                   -20.79%       N/A           -5.00%
Small Cap Value                                                            15.32%        N/A           14.39%
Utilities Growth and Income                                                -24.19%       N/A           -5.40%
Vista                                                                      -35.12%       N/A           -5.91%
Voyager                                                                    -24.28%       N/A           -4.78%
Voyager II                                                                 -32.46%       N/A           -43.40%


(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application
Date))
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  4.01%        N/A            7.33%
Capital Appreciation                                                       -15.98%       N/A           -19.37%
Diversified Income                                                          1.04%        N/A           -1.37%
The George Putnam Fund of Boston                                           -1.95%        N/A           -1.21%
Global Asset Allocation                                                    -10.71%       N/A           -4.66%
Global Growth                                                              -31.47%       N/A           -11.07%
Growth and Income                                                          -8.64%        N/A           -4.84%
Growth Opportunities                                                       -33.74%       N/A           -32.03%
Health Sciences                                                            -21.69%       N/A            4.25%
High Yield                                                                  1.17%        N/A           -4.25%
Income                                                                      4.74%        N/A            2.28%
International Growth                                                       -22.53%       N/A           -0.77%
International Growth and Income                                            -22.72%       N/A           -6.64%
International New Opportunities                                            -30.40%       N/A           -10.19%
Investors                                                                  -26.60%       N/A           -12.30%
Money Market                                                                1.34%        N/A            2.05%
New Opportunities                                                          -31.83%       N/A           -9.53%
New Value                                                                   0.85%        N/A            1.89%
OTC & Emerging Growth                                                      -47.03%       N/A           -22.96%
Research                                                                   -20.79%       N/A           -5.00%
Small Cap Value                                                            15.32%        N/A           14.39%
Utilities Growth and Income                                                -24.19%       N/A           -5.40%
Vista                                                                      -35.12%       N/A           -5.91%
Voyager                                                                    -24.28%       N/A           -4.78%
Voyager II                                                                 -32.46%       N/A           -43.40%

(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider
Application Date))
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  3.85%        N/A            7.17%
Capital Appreciation                                                       -16.10%       N/A           -19.49%
Diversified Income                                                          0.89%        N/A           -1.52%
The George Putnam Fund of Boston                                           -2.10%        N/A           -1.35%
Global Asset Allocation                                                    -10.84%       N/A           -4.80%
Global Growth                                                              -31.57%       N/A           -11.20%
Growth and Income                                                          -8.77%        N/A           -4.98%
Growth Opportunities                                                       -33.84%       N/A           -32.14%
Health Sciences                                                            -21.81%       N/A            4.10%
High Yield                                                                  1.02%        N/A           -4.39%
Income                                                                      4.58%        N/A            2.13%
International Growth                                                       -22.64%       N/A           -0.91%
International Growth and Income                                            -22.83%       N/A           -6.78%
International New Opportunities                                            -30.51%       N/A           -10.33%
Investors                                                                  -26.71%       N/A           -12.44%
Money Market                                                                1.19%        N/A            1.90%
New Opportunities                                                          -31.94%       N/A           -9.67%
New Value                                                                   0.70%        N/A            1.74%
OTC & Emerging Growth                                                      -47.11%       N/A           -23.08%
Research                                                                   -20.91%       N/A           -5.15%
Small Cap Value                                                            15.15%        N/A           14.22%
Utilities Growth and Income                                                -24.31%       N/A           -5.55%
Vista                                                                      -35.22%       N/A           -6.05%
Voyager                                                                    -24.40%       N/A           -4.92%
Voyager II                                                                 -32.56%       N/A           -43.48%

(With Retirement Income Guarantee Rider 1)
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  4.33%        N/A            7.67%
Capital Appreciation                                                       -15.76%       N/A           -19.31%
Diversified Income                                                          1.35%        N/A           -1.11%
The George Putnam Fund of Boston                                           -1.65%        N/A           -0.95%
Global Asset Allocation                                                    -10.46%       N/A           -4.41%
Global Growth                                                              -31.34%       N/A           -10.82%
Growth and Income                                                          -8.38%        N/A           -4.60%
Growth Opportunities                                                       -33.62%       N/A           -31.97%
Health Sciences                                                            -21.50%       N/A            4.58%
High Yield                                                                  1.48%        N/A           -4.01%
Income                                                                      5.07%        N/A            2.56%
International Growth                                                       -22.35%       N/A           -0.45%
International Growth and Income                                            -22.54%       N/A           -6.39%
International New Opportunities                                            -30.27%       N/A           -9.93%
Investors                                                                  -26.44%       N/A           -12.09%
Money Market                                                                1.65%        N/A            2.34%
New Opportunities                                                          -31.70%       N/A           -9.27%
New Value                                                                   1.16%        N/A            2.16%
OTC & Emerging Growth                                                      -46.98%       N/A           -22.79%
Research                                                                   -20.60%       N/A           -4.84%
Small Cap Value                                                            15.71%        N/A           14.75%
Utilities Growth and Income                                                -24.02%       N/A           -5.15%
Vista                                                                      -35.01%       N/A           -5.62%
Voyager                                                                    -24.11%       N/A           -4.49%
Voyager II                                                                 -32.34%       N/A           -43.47%

(With  the MAV  Death  Benefit  Option or the  Enhanced  Beneficiary  Protection
(Annual Increase) Option and Retirement Income Guarantee Rider 1)


                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  4.18%        N/A            7.51%
Capital Appreciation                                                       -15.89%       N/A           -19.44%
Diversified Income                                                          1.20%        N/A           -1.26%
The George Putnam Fund of Boston                                           -1.80%        N/A           -1.10%
Global Asset Allocation                                                    -10.60%       N/A           -4.55%
Global Growth                                                              -31.44%       N/A           -10.96%
Growth and Income                                                          -8.52%        N/A           -4.75%
Growth Opportunities                                                       -33.72%       N/A           -32.07%
Health Sciences                                                            -21.62%       N/A            4.42%
High Yield                                                                  1.33%        N/A           -4.15%
Income                                                                      4.91%        N/A            2.41%
International Growth                                                       -22.46%       N/A           -0.60%
International Growth and Income                                            -22.66%       N/A           -6.53%
International New Opportunities                                            -30.37%       N/A           -10.07%
Investors                                                                  -26.55%       N/A           -12.22%
Money Market                                                                1.50%        N/A            2.18%
New Opportunities                                                          -31.81%       N/A           -9.41%
New Value                                                                   1.01%        N/A            2.01%
OTC & Emerging Growth                                                      -47.07%       N/A           -22.91%
Research                                                                   -20.72%       N/A           -4.98%
Small Cap Value                                                            15.54%        N/A           14.58%
Utilities Growth and Income                                                -24.14%       N/A           -5.30%
Vista                                                                      -35.11%       N/A           -5.76%
Voyager                                                                    -24.23%       N/A           -4.64%
Voyager II                                                                 -32.44%       N/A           -43.55%

(With the Earnings  Protection  Death  Benefit  Option  (assuming  age of oldest
Contract Owner and Annuitant is 70 or younger on the Rider Application Date) and Retirement Income Guarantee Rider 1)


                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  4.07%        N/A            7.40%
Capital Appreciation                                                       -15.97%       N/A           -19.52%
Diversified Income                                                          1.09%        N/A           -1.36%
The George Putnam Fund of Boston                                           -1.90%        N/A           -1.20%
Global Asset Allocation                                                    -10.69%       N/A           -4.65%
Global Growth                                                              -31.51%       N/A           -11.05%
Growth and Income                                                          -8.61%        N/A           -4.84%
Growth Opportunities                                                       -33.79%       N/A           -32.14%
Health Sciences                                                            -21.70%       N/A            4.32%
High Yield                                                                  1.23%        N/A           -4.25%
Income                                                                      4.80%        N/A            2.31%
International Growth                                                       -22.54%       N/A           -0.70%
International Growth and Income                                            -22.73%       N/A           -6.63%
International New Opportunities                                            -30.44%       N/A           -10.16%
Investors                                                                  -26.62%       N/A           -12.31%
Money Market                                                                1.40%        N/A            2.08%
New Opportunities                                                          -31.88%       N/A           -9.50%
New Value                                                                   0.90%        N/A            1.90%
OTC & Emerging Growth                                                      -47.12%       N/A           -22.99%
Research                                                                   -20.80%       N/A           -5.08%
Small Cap Value                                                            15.42%        N/A           14.47%
Utilities Growth and Income                                                -24.22%       N/A           -5.39%
Vista                                                                      -35.17%       N/A           -5.86%
Voyager                                                                    -24.30%       N/A           -4.73%
Voyager II                                                                 -32.51%       N/A           -43.61%

(With the MAV Death  Benefit  Option  and the  Enhanced  Beneficiary  Protection
(Annual Increase) Option and Retirement Income Guarantee Rider 1)


                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  4.02%        N/A            7.35%
Capital Appreciation                                                       -16.02%       N/A           -19.56%
Diversified Income                                                          1.04%        N/A           -1.41%
The George Putnam Fund of Boston                                           -1.95%        N/A           -1.25%
Global Asset Allocation                                                    -10.73%       N/A           -4.70%
Global Growth                                                              -31.54%       N/A           -11.09%
Growth and Income                                                          -8.66%        N/A           -4.89%
Growth Opportunities                                                       -33.83%       N/A           -32.17%
Health Sciences                                                            -21.74%       N/A            4.27%
High Yield                                                                  1.18%        N/A           -4.30%
Income                                                                      4.75%        N/A            2.25%
International Growth                                                       -22.58%       N/A           -0.75%
International Growth and Income                                            -22.77%       N/A           -6.68%
International New Opportunities                                            -30.48%       N/A           -10.20%
Investors                                                                  -26.66%       N/A           -12.35%
Money Market                                                                1.34%        N/A            2.03%
New Opportunities                                                          -31.91%       N/A           -9.55%
New Value                                                                   0.85%        N/A            1.85%
OTC & Emerging Growth                                                      -47.15%       N/A           -23.03%
Research                                                                   -20.84%       N/A           -5.12%
Small Cap Value                                                            15.36%        N/A           14.41%
Utilities Growth and Income                                                -24.25%       N/A           -5.44%
Vista                                                                      -35.21%       N/A           -5.91%
Voyager                                                                    -24.34%       N/A           -4.78%
Voyager II                                                                 -32.54%       N/A           -43.64%

(With the Earnings  Protection  Death  Benefit  Option  (assuming  age of oldest
Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement Income Guarantee Rider 1)


                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  3.91%        N/A            7.24%
Capital Appreciation                                                       -16.10%       N/A           -19.64%
Diversified Income                                                          0.94%        N/A           -1.51%
The George Putnam Fund of Boston                                           -2.05%        N/A           -1.35%
Global Asset Allocation                                                    -10.82%       N/A           -4.79%
Global Growth                                                              -31.61%       N/A           -11.18%
Growth and Income                                                          -8.75%        N/A           -4.99%
Growth Opportunities                                                       -33.89%       N/A           -32.24%
Health Sciences                                                            -21.82%       N/A            4.16%
High Yield                                                                  1.08%        N/A           -4.40%
Income                                                                      4.64%        N/A            2.15%
International Growth                                                       -22.66%       N/A           -0.85%
International Growth and Income                                            -22.85%       N/A           -6.77%
International New Opportunities                                            -30.55%       N/A           -10.29%
Investors                                                                  -26.73%       N/A           -12.44%
Money Market                                                                1.24%        N/A            1.93%
New Opportunities                                                          -31.98%       N/A           -9.64%
New Value                                                                   0.75%        N/A            1.75%
OTC & Emerging Growth                                                      -47.20%       N/A           -23.10%
Research                                                                   -20.92%       N/A           -5.22%
Small Cap Value                                                            15.24%        N/A           14.29%
Utilities Growth and Income                                                -24.33%       N/A           -5.53%
Vista                                                                      -35.27%       N/A           -6.00%
Voyager                                                                    -24.42%       N/A           -4.88%
Voyager II                                                                 -32.61%       N/A           -43.70%

(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is 70 or younger on the
Rider Application Date) and Retirement Income Guarantee Rider 1)
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  3.91%        N/A            7.24%
Capital Appreciation                                                       -16.10%       N/A           -19.64%
Diversified Income                                                          0.94%        N/A           -1.51%
The George Putnam Fund of Boston                                           -2.05%        N/A           -1.35%
Global Asset Allocation                                                    -10.82%       N/A           -4.79%
Global Growth                                                              -31.61%       N/A           -11.18%
Growth and Income                                                          -8.75%        N/A           -4.99%
Growth Opportunities                                                       -33.89%       N/A           -32.24%
Health Sciences                                                            -21.82%       N/A            4.16%
High Yield                                                                  1.08%        N/A           -4.40%
Income                                                                      4.64%        N/A            2.15%
International Growth                                                       -22.66%       N/A           -0.85%
International Growth and Income                                            -22.85%       N/A           -6.77%
International New Opportunities                                            -30.55%       N/A           -10.29%
Investors                                                                  -26.73%       N/A           -12.44%
Money Market                                                                1.24%        N/A            1.93%
New Opportunities                                                          -31.98%       N/A           -9.64%
New Value                                                                   0.75%        N/A            1.75%
OTC & Emerging Growth                                                      -47.20%       N/A           -23.10%
Research                                                                   -20.92%       N/A           -5.22%
Small Cap Value                                                            15.24%        N/A           14.29%
Utilities Growth and Income                                                -24.33%       N/A           -5.53%
Vista                                                                      -35.27%       N/A           -6.00%
Voyager                                                                    -24.42%       N/A           -4.88%
Voyager II                                                                 -32.61%       N/A           -43.70%

(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement Income Guarantee Rider 1)

                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  3.76%        N/A            7.08%
Capital Appreciation                                                       -16.23%       N/A           -19.76%
Diversified Income                                                          0.79%        N/A           -1.66%
The George Putnam Fund of Boston                                           -2.20%        N/A           -1.50%
Global Asset Allocation                                                    -10.96%       N/A           -4.94%
Global Growth                                                              -31.72%       N/A           -11.31%
Growth and Income                                                          -8.89%        N/A           -5.13%
Growth Opportunities                                                       -33.99%       N/A           -32.34%
Health Sciences                                                            -21.94%       N/A            4.00%
High Yield                                                                  0.92%        N/A           -4.54%
Income                                                                      4.49%        N/A            2.00%
International Growth                                                       -22.78%       N/A           -1.00%
International Growth and Income                                            -22.97%       N/A           -6.91%
International New Opportunities                                            -30.65%       N/A           -10.43%
Investors                                                                  -26.85%       N/A           -12.57%
Money Market                                                                1.09%        N/A            1.77%
New Opportunities                                                          -32.08%       N/A           -9.78%
New Value                                                                   0.60%        N/A            1.60%
OTC & Emerging Growth                                                      -47.28%       N/A           -23.22%
Research                                                                   -21.04%       N/A           -5.36%
Small Cap Value                                                            15.07%        N/A           14.12%
Utilities Growth and Income                                                -24.44%       N/A           -5.68%
Vista                                                                      -35.37%       N/A           -6.14%
Voyager                                                                    -24.53%       N/A           -5.02%
Voyager II                                                                 -32.71%       N/A           -43.78%

(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application
Date) and Retirement Income Guarantee Rider 1)
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  3.76%        N/A            7.08%
Capital Appreciation                                                       -16.23%       N/A           -19.76%
Diversified Income                                                          0.79%        N/A           -1.66%
The George Putnam Fund of Boston                                           -2.20%        N/A           -1.50%
Global Asset Allocation                                                    -10.96%       N/A           -4.94%
Global Growth                                                              -31.72%       N/A           -11.31%
Growth and Income                                                          -8.89%        N/A           -5.13%
Growth Opportunities                                                       -33.99%       N/A           -32.34%
Health Sciences                                                            -21.94%       N/A            4.00%
High Yield                                                                  0.92%        N/A           -4.54%
Income                                                                      4.49%        N/A            2.00%
International Growth                                                       -22.78%       N/A           -1.00%
International Growth and Income                                            -22.97%       N/A           -6.91%
International New Opportunities                                            -30.65%       N/A           -10.43%
Investors                                                                  -26.85%       N/A           -12.57%
Money Market                                                                1.09%        N/A            1.77%
New Opportunities                                                          -32.08%       N/A           -9.78%
New Value                                                                   0.60%        N/A            1.60%
OTC & Emerging Growth                                                      -47.28%       N/A           -23.22%
Research                                                                   -21.04%       N/A           -5.36%
Small Cap Value                                                            15.07%        N/A           14.12%
Utilities Growth and Income                                                -24.44%       N/A           -5.68%
Vista                                                                      -35.37%       N/A           -6.14%
Voyager                                                                    -24.53%       N/A           -5.02%
Voyager II                                                                 -32.71%       N/A           -43.78%

(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider
Application Date) and Retirement Income Guarantee Rider 1)
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  3.60%        N/A            6.92%
Capital Appreciation                                                       -16.35%       N/A           -19.88%
Diversified Income                                                          0.64%        N/A           -1.80%
The George Putnam Fund of Boston                                           -2.35%        N/A           -1.65%
Global Asset Allocation                                                    -11.09%       N/A           -5.08%
Global Growth                                                              -31.82%       N/A           -11.45%
Growth and Income                                                          -9.02%        N/A           -5.27%
Growth Opportunities                                                       -34.09%       N/A           -32.45%
Health Sciences                                                            -22.06%       N/A            3.85%
High Yield                                                                  0.77%        N/A           -4.68%
Income                                                                      4.33%        N/A            1.84%
International Growth                                                       -22.89%       N/A           -1.15%
International Growth and Income                                            -23.08%       N/A           -7.05%
International New Opportunities                                            -30.76%       N/A           -10.56%
Investors                                                                  -26.96%       N/A           -12.71%
Money Market                                                                0.94%        N/A            1.62%
New Opportunities                                                          -32.19%       N/A           -9.91%
New Value                                                                   0.45%        N/A            1.45%
OTC & Emerging Growth                                                      -47.36%       N/A           -23.34%
Research                                                                   -21.16%       N/A           -5.50%
Small Cap Value                                                            14.90%        N/A           13.95%
Utilities Growth and Income                                                -24.56%       N/A           -5.82%
Vista                                                                      -35.47%       N/A           -6.28%
Voyager                                                                    -24.65%       N/A           -5.16%
Voyager II                                                                 -32.81%       N/A           -43.87%

(With Retirement Income Guarantee Rider 2)
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  4.13%        N/A            7.47%
Capital Appreciation                                                       -15.96%       N/A           -19.63%
Diversified Income                                                          1.15%        N/A           -1.34%
The George Putnam Fund of Boston                                           -1.85%        N/A           -1.18%
Global Asset Allocation                                                    -10.66%       N/A           -4.63%
Global Growth                                                              -31.54%       N/A           -11.02%
Growth and Income                                                          -8.58%        N/A           -4.84%
Growth Opportunities                                                       -33.82%       N/A           -32.22%
Health Sciences                                                            -21.70%       N/A            4.38%
High Yield                                                                  1.28%        N/A           -4.25%
Income                                                                      4.87%        N/A            2.34%
International Growth                                                       -22.55%       N/A           -0.64%
International Growth and Income                                            -22.74%       N/A           -6.61%
International New Opportunities                                            -30.47%       N/A           -10.12%
Investors                                                                  -26.64%       N/A           -12.31%
Money Market                                                                1.45%        N/A            2.12%
New Opportunities                                                          -31.90%       N/A           -9.47%
New Value                                                                   0.96%        N/A            1.93%
OTC & Emerging Growth                                                      -47.18%       N/A           -23.00%
Research                                                                   -20.80%       N/A           -5.12%
Small Cap Value                                                            15.51%        N/A           14.54%
Utilities Growth and Income                                                -24.22%       N/A           -5.37%
Vista                                                                      -35.21%       N/A           -5.81%
Voyager                                                                    -24.31%       N/A           -4.69%
Voyager II                                                                 -32.54%       N/A           -43.78%

(With  the MAV  Death  Benefit  Option or the  Enhanced  Beneficiary  Protection
(Annual Increase) Option and Retirement Income Guarantee Rider 2)


                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  3.98%        N/A            7.31%
Capital Appreciation                                                       -16.09%       N/A           -19.75%
Diversified Income                                                          1.00%        N/A           -1.49%
The George Putnam Fund of Boston                                           -2.00%        N/A           -1.33%
Global Asset Allocation                                                    -10.80%       N/A           -4.77%
Global Growth                                                              -31.64%       N/A           -11.15%
Growth and Income                                                          -8.72%        N/A           -4.98%
Growth Opportunities                                                       -33.92%       N/A           -32.32%
Health Sciences                                                            -21.82%       N/A            4.22%
High Yield                                                                  1.13%        N/A           -4.39%
Income                                                                      4.71%        N/A            2.18%
International Growth                                                       -22.66%       N/A           -0.79%
International Growth and Income                                            -22.86%       N/A           -6.75%
International New Opportunities                                            -30.57%       N/A           -10.26%
Investors                                                                  -26.75%       N/A           -12.44%
Money Market                                                                1.30%        N/A            1.96%
New Opportunities                                                          -32.01%       N/A           -9.60%
New Value                                                                   0.81%        N/A            1.77%
OTC & Emerging Growth                                                      -47.27%       N/A           -23.12%
Research                                                                   -20.92%       N/A           -5.27%
Small Cap Value                                                            15.34%        N/A           14.37%
Utilities Growth and Income                                                -24.34%       N/A           -5.51%
Vista                                                                      -35.31%       N/A           -5.95%
Voyager                                                                    -24.43%       N/A           -4.83%
Voyager II                                                                 -32.64%       N/A           -43.87%

(With the Earnings  Protection  Death  Benefit  Option  (assuming  age of oldest
Contract Owner and Annuitant is 70 or younger on the Rider Application Date) and Retirement Income Guarantee Rider 2)


                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  3.87%        N/A            7.20%
Capital Appreciation                                                       -16.17%       N/A           -19.83%
Diversified Income                                                          0.89%        N/A           -1.59%
The George Putnam Fund of Boston                                           -2.10%        N/A           -1.43%
Global Asset Allocation                                                    -10.89%       N/A           -4.87%
Global Growth                                                              -31.71%       N/A           -11.24%
Growth and Income                                                          -8.81%        N/A           -5.08%
Growth Opportunities                                                       -33.99%       N/A           -32.39%
Health Sciences                                                            -21.90%       N/A            4.12%
High Yield                                                                  1.03%        N/A           -4.49%
Income                                                                      4.60%        N/A            2.08%
International Growth                                                       -22.74%       N/A           -0.89%
International Growth and Income                                            -22.93%       N/A           -6.84%
International New Opportunities                                            -30.64%       N/A           -10.35%
Investors                                                                  -26.82%       N/A           -12.53%
Money Market                                                                1.20%        N/A            1.86%
New Opportunities                                                          -32.08%       N/A           -9.70%
New Value                                                                   0.70%        N/A            1.67%
OTC & Emerging Growth                                                      -47.32%       N/A           -23.19%
Research                                                                   -21.00%       N/A           -5.36%
Small Cap Value                                                            15.22%        N/A           14.25%
Utilities Growth and Income                                                -24.42%       N/A           -5.61%
Vista                                                                      -35.37%       N/A           -6.05%
Voyager                                                                    -24.50%       N/A           -4.93%
Voyager II                                                                 -32.71%       N/A           -43.92%

(With the MAV Death  Benefit  Option  and the  Enhanced  Beneficiary  Protection
(Annual Increase) Option and Retirement Income Guarantee Rider 2)


                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  3.82%        N/A            7.15%
Capital Appreciation                                                       -16.22%       N/A           -19.87%
Diversified Income                                                          0.84%        N/A           -1.64%
The George Putnam Fund of Boston                                           -2.15%        N/A           -1.48%
Global Asset Allocation                                                    -10.93%       N/A           -4.92%
Global Growth                                                              -31.74%       N/A           -11.29%
Growth and Income                                                          -8.86%        N/A           -5.12%
Growth Opportunities                                                       -34.03%       N/A           -32.42%
Health Sciences                                                            -21.94%       N/A            4.07%
High Yield                                                                  0.98%        N/A           -4.54%
Income                                                                      4.55%        N/A            2.03%
International Growth                                                       -22.78%       N/A           -0.94%
International Growth and Income                                            -22.97%       N/A           -6.89%
International New Opportunities                                            -30.68%       N/A           -10.39%
Investors                                                                  -26.86%       N/A           -12.57%
Money Market                                                                1.14%        N/A            1.81%
New Opportunities                                                          -32.11%       N/A           -9.74%
New Value                                                                   0.65%        N/A            1.62%
OTC & Emerging Growth                                                      -47.35%       N/A           -23.23%
Research                                                                   -21.04%       N/A           -5.41%
Small Cap Value                                                            15.16%        N/A           14.19%
Utilities Growth and Income                                                -24.45%       N/A           -5.65%
Vista                                                                      -35.41%       N/A           -6.09%
Voyager                                                                    -24.54%       N/A           -4.97%
Voyager II                                                                 -32.74%       N/A           -43.95%

(With the Earnings  Protection  Death  Benefit  Option  (assuming  age of oldest
Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement Income Guarantee Rider 2)


                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  3.71%        N/A            7.04%
Capital Appreciation                                                       -16.30%       N/A           -19.95%
Diversified Income                                                          0.74%        N/A           -1.74%
The George Putnam Fund of Boston                                           -2.25%        N/A           -1.58%
Global Asset Allocation                                                    -11.02%       N/A           -5.01%
Global Growth                                                              -31.81%       N/A           -11.38%
Growth and Income                                                          -8.95%        N/A           -5.22%
Growth Opportunities                                                       -34.09%       N/A           -32.49%
Health Sciences                                                            -22.02%       N/A            3.96%
High Yield                                                                  0.88%        N/A           -4.63%
Income                                                                      4.44%        N/A            1.92%
International Growth                                                       -22.86%       N/A           -1.04%
International Growth and Income                                            -23.05%       N/A           -6.98%
International New Opportunities                                            -30.75%       N/A           -10.48%
Investors                                                                  -26.93%       N/A           -12.66%
Money Market                                                                1.04%        N/A            1.70%
New Opportunities                                                          -32.18%       N/A           -9.83%
New Value                                                                   0.55%        N/A            1.52%
OTC & Emerging Growth                                                      -47.40%       N/A           -23.31%
Research                                                                   -21.12%       N/A           -5.51%
Small Cap Value                                                            15.04%        N/A           14.08%
Utilities Growth and Income                                                -24.53%       N/A           -5.75%
Vista                                                                      -35.47%       N/A           -6.19%
Voyager                                                                    -24.62%       N/A           -5.07%
Voyager II                                                                 -32.81%       N/A           -44.01%

(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is 70 or younger on the
Rider Application Date) and Retirement Income Guarantee Rider 2)
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  3.71%        N/A            7.04%
Capital Appreciation                                                       -16.30%       N/A           -19.95%
Diversified Income                                                          0.74%        N/A           -1.74%
The George Putnam Fund of Boston                                           -2.25%        N/A           -1.58%
Global Asset Allocation                                                    -11.02%       N/A           -5.01%
Global Growth                                                              -31.81%       N/A           -11.38%
Growth and Income                                                          -8.95%        N/A           -5.22%
Growth Opportunities                                                       -34.09%       N/A           -32.49%
Health Sciences                                                            -22.02%       N/A            3.96%
High Yield                                                                  0.88%        N/A           -4.63%
Income                                                                      4.44%        N/A            1.92%
International Growth                                                       -22.86%       N/A           -1.04%
International Growth and Income                                            -23.05%       N/A           -6.98%
International New Opportunities                                            -30.75%       N/A           -10.48%
Investors                                                                  -26.93%       N/A           -12.66%
Money Market                                                                1.04%        N/A            1.70%
New Opportunities                                                          -32.18%       N/A           -9.83%
New Value                                                                   0.55%        N/A            1.52%
OTC & Emerging Growth                                                      -47.40%       N/A           -23.31%
Research                                                                   -21.12%       N/A           -5.51%
Small Cap Value                                                            15.04%        N/A           14.08%
Utilities Growth and Income                                                -24.53%       N/A           -5.75%
Vista                                                                      -35.47%       N/A           -6.19%
Voyager                                                                    -24.62%       N/A           -5.07%
Voyager II                                                                 -32.81%       N/A           -44.01%

(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement Income Guarantee Rider 2)

                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  3.56%        N/A            6.88%
Capital Appreciation                                                       -16.43%       N/A           -20.07%
Diversified Income                                                          0.59%        N/A           -1.89%
The George Putnam Fund of Boston                                           -2.40%        N/A           -1.73%
Global Asset Allocation                                                    -11.16%       N/A           -5.16%
Global Growth                                                              -31.92%       N/A           -11.51%
Growth and Income                                                          -9.09%        N/A           -5.36%
Growth Opportunities                                                       -34.19%       N/A           -32.59%
Health Sciences                                                            -22.14%       N/A            3.80%
High Yield                                                                  0.72%        N/A           -4.78%
Income                                                                      4.29%        N/A            1.77%
International Growth                                                       -22.98%       N/A           -1.19%
International Growth and Income                                            -23.17%       N/A           -7.12%
International New Opportunities                                            -30.85%       N/A           -10.62%
Investors                                                                  -27.05%       N/A           -12.79%
Money Market                                                                0.89%        N/A            1.55%
New Opportunities                                                          -32.28%       N/A           -9.97%
New Value                                                                   0.40%        N/A            1.36%
OTC & Emerging Growth                                                      -47.48%       N/A           -23.43%
Research                                                                   -21.24%       N/A           -5.65%
Small Cap Value                                                            14.87%        N/A           13.91%
Utilities Growth and Income                                                -24.64%       N/A           -5.89%
Vista                                                                      -35.57%       N/A           -6.33%
Voyager                                                                    -24.73%       N/A           -5.21%
Voyager II                                                                 -32.91%       N/A           -44.09%

(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application
Date) and Retirement Income Guarantee Rider 2)
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  3.56%        N/A            6.88%
Capital Appreciation                                                       -16.43%       N/A           -20.07%
Diversified Income                                                          0.59%        N/A           -1.89%
The George Putnam Fund of Boston                                           -2.40%        N/A           -1.73%
Global Asset Allocation                                                    -11.16%       N/A           -5.16%
Global Growth                                                              -31.92%       N/A           -11.51%
Growth and Income                                                          -9.09%        N/A           -5.36%
Growth Opportunities                                                       -34.19%       N/A           -32.59%
Health Sciences                                                            -22.14%       N/A            3.80%
High Yield                                                                  0.72%        N/A           -4.78%
Income                                                                      4.29%        N/A            1.77%
International Growth                                                       -22.98%       N/A           -1.19%
International Growth and Income                                            -23.17%       N/A           -7.12%
International New Opportunities                                            -30.85%       N/A           -10.62%
Investors                                                                  -27.05%       N/A           -12.79%
Money Market                                                                0.89%        N/A            1.55%
New Opportunities                                                          -32.28%       N/A           -9.97%
New Value                                                                   0.40%        N/A            1.36%
OTC & Emerging Growth                                                      -47.48%       N/A           -23.43%
Research                                                                   -21.24%       N/A           -5.65%
Small Cap Value                                                            14.87%        N/A           13.91%
Utilities Growth and Income                                                -24.64%       N/A           -5.89%
Vista                                                                      -35.57%       N/A           -6.33%
Voyager                                                                    -24.73%       N/A           -5.21%
Voyager II                                                                 -32.91%       N/A           -44.09%

(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider
Application Date) and Retirement Income Guarantee Rider 2)
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  3.40%        N/A            6.72%
Capital Appreciation                                                       -16.55%       N/A           -20.19%
Diversified Income                                                          0.44%        N/A           -2.04%
The George Putnam Fund of Boston                                           -2.55%        N/A           -1.88%
Global Asset Allocation                                                    -11.29%       N/A           -5.30%
Global Growth                                                              -32.02%       N/A           -11.65%
Growth and Income                                                          -9.22%        N/A           -5.51%
Growth Opportunities                                                       -34.29%       N/A           -32.70%
Health Sciences                                                            -22.26%       N/A            3.65%
High Yield                                                                  0.57%        N/A           -4.92%
Income                                                                      4.13%        N/A            1.62%
International Growth                                                       -23.09%       N/A           -1.34%
International Growth and Income                                            -23.28%       N/A           -7.26%
International New Opportunities                                            -30.96%       N/A           -10.75%
Investors                                                                  -27.16%       N/A           -12.92%
Money Market                                                                0.74%        N/A            1.40%
New Opportunities                                                          -32.39%       N/A           -10.11%
New Value                                                                   0.25%        N/A            1.21%
OTC & Emerging Growth                                                      -47.56%       N/A           -23.54%
Research                                                                   -21.36%       N/A           -5.79%
Small Cap Value                                                            14.70%        N/A           13.74%
Utilities Growth and Income                                                -24.76%       N/A           -6.03%
Vista                                                                      -35.67%       N/A           -6.47%
Voyager                                                                    -24.85%       N/A           -5.36%
Voyager II                                                                 -33.01%       N/A           -44.18%



Non-Standardized Total Returns


Set out below are the non-standardized total returns for each Variable Sub-Account since its inception through December 31, 2001. All of the Variable Sub-Accounts commenced operations on April 30, 1999 except for the Putnam American Government Income and Putnam Growth Opportunities Variable Sub-Accounts, which commenced operations on February 4, 2000, the Putnam Technology Variable Sub-Account, which commenced operations on July 17, 2000, and the Putnam Capital Appreciation and Putnam Voyager II Variable Sub-Accounts, which commenced operations on October 2, 2000. The non-standardized total returns shown below do not reflect the $30 annual contract maintenance charge that may be imposed under the Putnam Allstate Advisor Preferred Contract.


(Without any optional benefits)
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  4.65%        N/A            7.99%
Capital Appreciation                                                       -15.44%       N/A           -18.82%
Diversified Income                                                          1.67%        N/A           -0.75%
The George Putnam Fund of Boston                                           -1.34%        N/A           -0.58%
Global Asset Allocation                                                    -10.15%       N/A           -4.06%
Global Growth                                                              -31.02%       N/A           -10.51%
Growth and Income                                                          -8.06%        N/A           -4.23%
Growth Opportunities                                                       -33.31%       N/A           -31.58%
Health Sciences                                                            -21.19%       N/A            4.89%
High Yield                                                                  1.80%        N/A           -3.64%
Income                                                                      5.38%        N/A            2.92%
International Growth                                                       -22.03%       N/A           -0.16%
International Growth and Income                                            -22.22%       N/A           -6.06%
International New Opportunities                                            -29.95%       N/A           -9.63%
Investors                                                                  -26.12%       N/A           -11.75%
Money Market                                                                1.97%        N/A            2.69%
New Opportunities                                                          -31.39%       N/A           -8.97%
New Value                                                                   1.47%        N/A            2.53%
OTC & Emerging Growth                                                      -46.67%       N/A           -22.47%
Research                                                                   -20.28%       N/A           -4.38%
Small Cap Value                                                            16.03%        N/A           15.09%
Utilities Growth and Income                                                -23.71%       N/A           -4.81%
Vista                                                                      -34.69%       N/A           -5.33%
Voyager                                                                    -23.80%       N/A           -4.19%
Voyager II                                                                 -32.02%       N/A           -42.98%


     (With the MAV Death Benefit Option or the Enhanced  Beneficiary  Protection
(Annual Increase) Option)


                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  4.49%        N/A            7.83%
Capital Appreciation                                                       -15.57%       N/A           -18.94%
Diversified Income                                                          1.51%        N/A           -0.90%
The George Putnam Fund of Boston                                           -1.49%        N/A           -0.73%
Global Asset Allocation                                                    -10.28%       N/A           -4.20%
Global Growth                                                              -31.12%       N/A           -10.65%
Growth and Income                                                          -8.20%        N/A           -4.38%
Growth Opportunities                                                       -33.41%       N/A           -31.68%
Health Sciences                                                            -21.30%       N/A            4.74%
High Yield                                                                  1.65%        N/A           -3.78%
Income                                                                      5.22%        N/A            2.77%
International Growth                                                       -22.15%       N/A           -0.31%
International Growth and Income                                            -22.34%       N/A           -6.20%
International New Opportunities                                            -30.06%       N/A           -9.77%
Investors                                                                  -26.23%       N/A           -11.88%
Money Market                                                                1.81%        N/A            2.53%
New Opportunities                                                          -31.49%       N/A           -9.11%
New Value                                                                   1.32%        N/A            2.38%
OTC & Emerging Growth                                                      -46.75%       N/A           -22.58%
Research                                                                   -20.40%       N/A           -4.53%
Small Cap Value                                                            15.85%        N/A           14.92%
Utilities Growth and Income                                                -23.82%       N/A           -4.95%
Vista                                                                      -34.79%       N/A           -5.47%
Voyager                                                                    -23.91%       N/A           -4.33%
Voyager II                                                                 -32.12%       N/A           -43.06%

(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is 70 or younger on the Rider Application Date))
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  4.39%        N/A            7.72%
Capital Appreciation                                                       -15.66%       N/A           -19.02%
Diversified Income                                                          1.41%        N/A           -1.00%
The George Putnam Fund of Boston                                           -1.58%        N/A           -0.83%
Global Asset Allocation                                                    -10.37%       N/A           -4.30%
Global Growth                                                              -31.19%       N/A           -10.74%
Growth and Income                                                          -8.29%        N/A           -4.47%
Growth Opportunities                                                       -33.48%       N/A           -31.75%
Health Sciences                                                            -21.38%       N/A            4.63%
High Yield                                                                  1.55%        N/A           -3.88%
Income                                                                      5.12%        N/A            2.67%
International Growth                                                       -22.23%       N/A           -0.41%
International Growth and Income                                            -22.42%       N/A           -6.29%
International New Opportunities                                            -30.13%       N/A           -9.86%
Investors                                                                  -26.31%       N/A           -11.97%
Money Market                                                                1.71%        N/A            2.43%
New Opportunities                                                          -31.56%       N/A           -9.20%
New Value                                                                   1.22%        N/A            2.27%
OTC & Emerging Growth                                                      -46.80%       N/A           -22.66%
Research                                                                   -20.48%       N/A           -4.62%
Small Cap Value                                                            15.74%        N/A           14.80%
Utilities Growth and Income                                                -23.90%       N/A           -5.05%
Vista                                                                      -34.86%       N/A           -5.56%
Voyager                                                                    -23.99%       N/A           -4.43%
Voyager II                                                                 -32.19%       N/A           -43.12%

(With the MAV Death  Benefit  Option  and the  Enhanced  Beneficiary  Protection
(Annual Increase) Option)


                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  4.34%        N/A            7.66%
Capital Appreciation                                                       -15.70%       N/A           -19.06%
Diversified Income                                                          1.36%        N/A           -1.05%
The George Putnam Fund of Boston                                           -1.63%        N/A           -0.88%
Global Asset Allocation                                                    -10.42%       N/A           -4.35%
Global Growth                                                              -31.23%       N/A           -10.78%
Growth and Income                                                          -8.34%        N/A           -4.52%
Growth Opportunities                                                       -33.51%       N/A           -31.78%
Health Sciences                                                            -21.42%       N/A            4.58%
High Yield                                                                  1.49%        N/A           -3.93%
Income                                                                      5.07%        N/A            2.61%
International Growth                                                       -22.27%       N/A           -0.46%
International Growth and Income                                            -22.46%       N/A           -6.34%
International New Opportunities                                            -30.16%       N/A           -9.90%
Investors                                                                  -26.34%       N/A           -12.01%
Money Market                                                                1.66%        N/A            2.38%
New Opportunities                                                          -31.60%       N/A           -9.24%
New Value                                                                   1.17%        N/A            2.22%
OTC & Emerging Growth                                                      -46.83%       N/A           -22.70%
Research                                                                   -20.52%       N/A           -4.67%
Small Cap Value                                                            15.68%        N/A           14.74%
Utilities Growth and Income                                                -23.94%       N/A           -5.10%
Vista                                                                      -34.89%       N/A           -5.61%
Voyager                                                                    -24.03%       N/A           -4.47%
Voyager II                                                                 -32.22%       N/A           -43.15%

(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is between 71 and 79 on the Rider Application
Date))
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  4.23%        N/A            7.56%
Capital Appreciation                                                       -15.78%       N/A           -19.14%
Diversified Income                                                          1.26%        N/A           -1.14%
The George Putnam Fund of Boston                                           -1.73%        N/A           -0.98%
Global Asset Allocation                                                    -10.51%       N/A           -4.44%
Global Growth                                                              -31.30%       N/A           -10.87%
Growth and Income                                                          -8.43%        N/A           -4.61%
Growth Opportunities                                                       -33.58%       N/A           -31.85%
Health Sciences                                                            -21.50%       N/A            4.48%
High Yield                                                                  1.39%        N/A           -4.02%
Income                                                                      4.96%        N/A            2.51%
International Growth                                                       -22.34%       N/A           -0.56%
International Growth and Income                                            -22.53%       N/A           -6.43%
International New Opportunities                                            -30.23%       N/A           -9.99%
Investors                                                                  -26.42%       N/A           -12.10%
Money Market                                                                1.56%        N/A            2.28%
New Opportunities                                                          -31.66%       N/A           -9.33%
New Value                                                                   1.07%        N/A            2.12%
OTC & Emerging Growth                                                      -46.88%       N/A           -22.78%
Research                                                                   -20.60%       N/A           -4.77%
Small Cap Value                                                            15.56%        N/A           14.63%
Utilities Growth and Income                                                -24.01%       N/A           -5.19%
Vista                                                                      -34.95%       N/A           -5.71%
Voyager                                                                    -24.10%       N/A           -4.57%
Voyager II                                                                 -32.29%       N/A           -43.21%

(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is 70 or younger on the
Rider Application Date))
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  4.23%        N/A            7.56%
Capital Appreciation                                                       -15.78%       N/A           -19.14%
Diversified Income                                                          1.26%        N/A           -1.14%
The George Putnam Fund of Boston                                           -1.73%        N/A           -0.98%
Global Asset Allocation                                                    -10.51%       N/A           -4.44%
Global Growth                                                              -31.30%       N/A           -10.87%
Growth and Income                                                          -8.43%        N/A           -4.61%
Growth Opportunities                                                       -33.58%       N/A           -31.85%
Health Sciences                                                            -21.50%       N/A            4.48%
High Yield                                                                  1.39%        N/A           -4.02%
Income                                                                      4.96%        N/A            2.51%
International Growth                                                       -22.34%       N/A           -0.56%
International Growth and Income                                            -22.53%       N/A           -6.43%
International New Opportunities                                            -30.23%       N/A           -9.99%
Investors                                                                  -26.42%       N/A           -12.10%
Money Market                                                                1.56%        N/A            2.28%
New Opportunities                                                          -31.66%       N/A           -9.33%
New Value                                                                   1.07%        N/A            2.12%
OTC & Emerging Growth                                                      -46.88%       N/A           -22.78%
Research                                                                   -20.60%       N/A           -4.77%
Small Cap Value                                                            15.56%        N/A           14.63%
Utilities Growth and Income                                                -24.01%       N/A           -5.19%
Vista                                                                      -34.95%       N/A           -5.71%
Voyager                                                                    -24.10%       N/A           -4.57%
Voyager II                                                                 -32.29%       N/A           -43.21%

(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date))

                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  4.07%        N/A            7.40%
Capital Appreciation                                                       -15.91%       N/A           -19.27%
Diversified Income                                                          1.11%        N/A           -1.29%
The George Putnam Fund of Boston                                           -1.88%        N/A           -1.13%
Global Asset Allocation                                                    -10.64%       N/A           -4.59%
Global Growth                                                              -31.40%       N/A           -11.00%
Growth and Income                                                          -8.57%        N/A           -4.76%
Growth Opportunities                                                       -33.68%       N/A           -31.95%
Health Sciences                                                            -21.62%       N/A            4.32%
High Yield                                                                  1.24%        N/A           -4.17%
Income                                                                      4.80%        N/A            2.36%
International Growth                                                       -22.46%       N/A           -0.70%
International Growth and Income                                            -22.65%       N/A           -6.57%
International New Opportunities                                            -30.34%       N/A           -10.13%
Investors                                                                  -26.53%       N/A           -12.23%
Money Market                                                                1.41%        N/A            2.12%
New Opportunities                                                          -31.77%       N/A           -9.47%
New Value                                                                   0.92%        N/A            1.97%
OTC & Emerging Growth                                                      -46.96%       N/A           -22.89%
Research                                                                   -20.72%       N/A           -4.91%
Small Cap Value                                                            15.39%        N/A           14.46%
Utilities Growth and Income                                                -24.13%       N/A           -5.33%
Vista                                                                      -35.05%       N/A           -5.85%
Voyager                                                                    -24.22%       N/A           -4.71%
Voyager II                                                                 -32.40%       N/A           -43.29%

(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application
Date))
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  4.07%        N/A            7.40%
Capital Appreciation                                                       -15.91%       N/A           -19.27%
Diversified Income                                                          1.11%        N/A           -1.29%
The George Putnam Fund of Boston                                           -1.88%        N/A           -1.13%
Global Asset Allocation                                                    -10.64%       N/A           -4.59%
Global Growth                                                              -31.40%       N/A           -11.00%
Growth and Income                                                          -8.57%        N/A           -4.76%
Growth Opportunities                                                       -33.68%       N/A           -31.95%
Health Sciences                                                            -21.62%       N/A            4.32%
High Yield                                                                  1.24%        N/A           -4.17%
Income                                                                      4.80%        N/A            2.36%
International Growth                                                       -22.46%       N/A           -0.70%
International Growth and Income                                            -22.65%       N/A           -6.57%
International New Opportunities                                            -30.34%       N/A           -10.13%
Investors                                                                  -26.53%       N/A           -12.23%
Money Market                                                                1.41%        N/A            2.12%
New Opportunities                                                          -31.77%       N/A           -9.47%
New Value                                                                   0.92%        N/A            1.97%
OTC & Emerging Growth                                                      -46.96%       N/A           -22.89%
Research                                                                   -20.72%       N/A           -4.91%
Small Cap Value                                                            15.39%        N/A           14.46%
Utilities Growth and Income                                                -24.13%       N/A           -5.33%
Vista                                                                      -35.05%       N/A           -5.85%
Voyager                                                                    -24.22%       N/A           -4.71%
Voyager II                                                                 -32.40%       N/A           -43.29%

(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider
Application Date))
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  3.92%        N/A            7.24%
Capital Appreciation                                                       -16.04%       N/A           -19.39%
Diversified Income                                                          0.95%        N/A           -1.44%
The George Putnam Fund of Boston                                           -2.03%        N/A           -1.28%
Global Asset Allocation                                                    -10.78%       N/A           -4.73%
Global Growth                                                              -31.50%       N/A           -11.14%
Growth and Income                                                          -8.71%        N/A           -4.90%
Growth Opportunities                                                       -33.78%       N/A           -32.05%
Health Sciences                                                            -21.74%       N/A            4.16%
High Yield                                                                  1.09%        N/A           -4.31%
Income                                                                      4.64%        N/A            2.20%
International Growth                                                       -22.58%       N/A           -0.85%
International Growth and Income                                            -22.77%       N/A           -6.71%
International New Opportunities                                            -30.44%       N/A           -10.26%
Investors                                                                  -26.64%       N/A           -12.36%
Money Market                                                                1.25%        N/A            1.97%
New Opportunities                                                          -31.87%       N/A           -9.61%
New Value                                                                   0.76%        N/A            1.82%
OTC & Emerging Growth                                                      -47.04%       N/A           -23.01%
Research                                                                   -20.84%       N/A           -5.05%
Small Cap Value                                                            15.21%        N/A           14.29%
Utilities Growth and Income                                                -24.24%       N/A           -5.47%
Vista                                                                      -35.15%       N/A           -5.99%
Voyager                                                                    -24.33%       N/A           -4.86%
Voyager II                                                                 -32.50%       N/A           -43.38%

(With Retirement Income Guarantee Rider 1)
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  4.40%        N/A            7.74%
Capital Appreciation                                                       -15.69%       N/A           -19.21%
Diversified Income                                                          1.42%        N/A           -1.03%
The George Putnam Fund of Boston                                           -1.59%        N/A           -0.87%
Global Asset Allocation                                                    -10.40%       N/A           -4.33%
Global Growth                                                              -31.27%       N/A           -10.76%
Growth and Income                                                          -8.31%        N/A           -4.52%
Growth Opportunities                                                       -33.56%       N/A           -31.88%
Health Sciences                                                            -21.44%       N/A            4.65%
High Yield                                                                  1.55%        N/A           -3.93%
Income                                                                      5.13%        N/A            2.64%
International Growth                                                       -22.28%       N/A           -0.39%
International Growth and Income                                            -22.47%       N/A           -6.32%
International New Opportunities                                            -30.20%       N/A           -9.87%
Investors                                                                  -26.37%       N/A           -12.02%
Money Market                                                                1.72%        N/A            2.41%
New Opportunities                                                          -31.64%       N/A           -9.21%
New Value                                                                   1.22%        N/A            2.24%
OTC & Emerging Growth                                                      -46.92%       N/A           -22.72%
Research                                                                   -20.53%       N/A           -4.74%
Small Cap Value                                                            15.78%        N/A           14.82%
Utilities Growth and Income                                                -23.96%       N/A           -5.08%
Vista                                                                      -34.94%       N/A           -5.56%
Voyager                                                                    -24.05%       N/A           -4.43%
Voyager II                                                                 -32.27%       N/A           -43.37%

(With  the MAV  Death  Benefit  Option or the  Enhanced  Beneficiary  Protection
(Annual Increase) Option and Retirement Income Guarantee Rider 1)


                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  4.24%        N/A            7.58%
Capital Appreciation                                                       -15.82%       N/A           -19.33%
Diversified Income                                                          1.26%        N/A           -1.18%
The George Putnam Fund of Boston                                           -1.74%        N/A           -1.02%
Global Asset Allocation                                                    -10.53%       N/A           -4.48%
Global Growth                                                              -31.37%       N/A           -10.89%
Growth and Income                                                          -8.45%        N/A           -4.67%
Growth Opportunities                                                       -33.66%       N/A           -31.99%
Health Sciences                                                            -21.55%       N/A            4.49%
High Yield                                                                  1.40%        N/A           -4.08%
Income                                                                      4.97%        N/A            2.49%
International Growth                                                       -22.40%       N/A           -0.54%
International Growth and Income                                            -22.59%       N/A           -6.46%
International New Opportunities                                            -30.31%       N/A           -10.01%
Investors                                                                  -26.48%       N/A           -12.15%
Money Market                                                                1.56%        N/A            2.26%
New Opportunities                                                          -31.74%       N/A           -9.35%
New Value                                                                   1.07%        N/A            2.09%
OTC & Emerging Growth                                                      -47.00%       N/A           -22.84%
Research                                                                   -20.65%       N/A           -4.88%
Small Cap Value                                                            15.60%        N/A           14.65%
Utilities Growth and Income                                                -24.07%       N/A           -5.22%
Vista                                                                      -35.04%       N/A           -5.70%
Voyager                                                                    -24.16%       N/A           -4.57%
Voyager II                                                                 -32.37%       N/A           -43.45%

(With the Earnings  Protection  Death  Benefit  Option  (assuming  age of oldest
Contract Owner and Annuitant is 70 or younger on the Rider Application Date) and Retirement Income Guarantee Rider 1)


                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  4.14%        N/A            7.47%
Capital Appreciation                                                       -15.91%       N/A           -19.41%
Diversified Income                                                          1.16%        N/A           -1.28%
The George Putnam Fund of Boston                                           -1.83%        N/A           -1.12%
Global Asset Allocation                                                    -10.62%       N/A           -4.57%
Global Growth                                                              -31.44%       N/A           -10.98%
Growth and Income                                                          -8.54%        N/A           -4.76%
Growth Opportunities                                                       -33.73%       N/A           -32.06%
Health Sciences                                                            -21.63%       N/A            4.38%
High Yield                                                                  1.30%        N/A           -4.17%
Income                                                                      4.87%        N/A            2.38%
International Growth                                                       -22.48%       N/A           -0.64%
International Growth and Income                                            -22.67%       N/A           -6.56%
International New Opportunities                                            -30.38%       N/A           -10.10%
Investors                                                                  -26.56%       N/A           -12.24%
Money Market                                                                1.46%        N/A            2.15%
New Opportunities                                                          -31.81%       N/A           -9.44%
New Value                                                                   0.97%        N/A            1.98%
OTC & Emerging Growth                                                      -47.05%       N/A           -22.92%
Research                                                                   -20.73%       N/A           -4.98%
Small Cap Value                                                            15.49%        N/A           14.54%
Utilities Growth and Income                                                -24.15%       N/A           -5.32%
Vista                                                                      -35.11%       N/A           -5.80%
Voyager                                                                    -24.24%       N/A           -4.67%
Voyager II                                                                 -32.44%       N/A           -43.51%

(With the MAV Death  Benefit  Option  and the  Enhanced  Beneficiary  Protection
(Annual Increase) Option and Retirement Income Guarantee Rider 1)


                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  4.09%        N/A            7.41%
Capital Appreciation                                                       -15.95%       N/A           -19.45%
Diversified Income                                                          1.11%        N/A           -1.33%
The George Putnam Fund of Boston                                           -1.88%        N/A           -1.17%
Global Asset Allocation                                                    -10.67%       N/A           -4.62%
Global Growth                                                              -31.48%       N/A           -11.03%
Growth and Income                                                          -8.59%        N/A           -4.81%
Growth Opportunities                                                       -33.76%       N/A           -32.09%
Health Sciences                                                            -21.67%       N/A            4.33%
High Yield                                                                  1.24%        N/A           -4.22%
Income                                                                      4.82%        N/A            2.33%
International Growth                                                       -22.52%       N/A           -0.69%
International Growth and Income                                            -22.71%       N/A           -6.60%
International New Opportunities                                            -30.41%       N/A           -10.14%
Investors                                                                  -26.59%       N/A           -12.28%
Money Market                                                                1.41%        N/A            2.10%
New Opportunities                                                          -31.85%       N/A           -9.48%
New Value                                                                   0.92%        N/A            1.93%
OTC & Emerging Growth                                                      -47.08%       N/A           -22.96%
Research                                                                   -20.77%       N/A           -5.03%
Small Cap Value                                                            15.43%        N/A           14.48%
Utilities Growth and Income                                                -24.19%       N/A           -5.37%
Vista                                                                      -35.14%       N/A           -5.84%
Voyager                                                                    -24.28%       N/A           -4.72%
Voyager II                                                                 -32.47%       N/A           -43.54%

(With the Earnings  Protection  Death  Benefit  Option  (assuming  age of oldest
Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement Income Guarantee Rider 1)


                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  3.98%        N/A            7.31%
Capital Appreciation                                                       -16.03%       N/A           -19.53%
Diversified Income                                                          1.01%        N/A           -1.43%
The George Putnam Fund of Boston                                           -1.98%        N/A           -1.27%
Global Asset Allocation                                                    -10.76%       N/A           -4.72%
Global Growth                                                              -31.55%       N/A           -11.12%
Growth and Income                                                          -8.68%        N/A           -4.91%
Growth Opportunities                                                       -33.83%       N/A           -32.16%
Health Sciences                                                            -21.75%       N/A            4.23%
High Yield                                                                  1.14%        N/A           -4.32%
Income                                                                      4.71%        N/A            2.23%
International Growth                                                       -22.59%       N/A           -0.79%
International Growth and Income                                            -22.78%       N/A           -6.70%
International New Opportunities                                            -30.48%       N/A           -10.23%
Investors                                                                  -26.67%       N/A           -12.37%
Money Market                                                                1.31%        N/A            2.00%
New Opportunities                                                          -31.91%       N/A           -9.57%
New Value                                                                   0.82%        N/A            1.83%
OTC & Emerging Growth                                                      -47.13%       N/A           -23.03%
Research                                                                   -20.85%       N/A           -5.12%
Small Cap Value                                                            15.31%        N/A           14.36%
Utilities Growth and Income                                                -24.26%       N/A           -5.46%
Vista                                                                      -35.20%       N/A           -5.94%
Voyager                                                                    -24.35%       N/A           -4.81%
Voyager II                                                                 -32.54%       N/A           -43.59%

(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is 70 or younger on the
Rider Application Date) and Retirement Income Guarantee Rider 1)
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  3.98%        N/A            7.31%
Capital Appreciation                                                       -16.03%       N/A           -19.53%
Diversified Income                                                          1.01%        N/A           -1.43%
The George Putnam Fund of Boston                                           -1.98%        N/A           -1.27%
Global Asset Allocation                                                    -10.76%       N/A           -4.72%
Global Growth                                                              -31.55%       N/A           -11.12%
Growth and Income                                                          -8.68%        N/A           -4.91%
Growth Opportunities                                                       -33.83%       N/A           -32.16%
Health Sciences                                                            -21.75%       N/A            4.23%
High Yield                                                                  1.14%        N/A           -4.32%
Income                                                                      4.71%        N/A            2.23%
International Growth                                                       -22.59%       N/A           -0.79%
International Growth and Income                                            -22.78%       N/A           -6.70%
International New Opportunities                                            -30.48%       N/A           -10.23%
Investors                                                                  -26.67%       N/A           -12.37%
Money Market                                                                1.31%        N/A            2.00%
New Opportunities                                                          -31.91%       N/A           -9.57%
New Value                                                                   0.82%        N/A            1.83%
OTC & Emerging Growth                                                      -47.13%       N/A           -23.03%
Research                                                                   -20.85%       N/A           -5.12%
Small Cap Value                                                            15.31%        N/A           14.36%
Utilities Growth and Income                                                -24.26%       N/A           -5.46%
Vista                                                                      -35.20%       N/A           -5.94%
Voyager                                                                    -24.35%       N/A           -4.81%
Voyager II                                                                 -32.54%       N/A           -43.59%

(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement Income Guarantee Rider 1)

                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  3.82%        N/A            7.15%
Capital Appreciation                                                       -16.16%       N/A           -19.66%
Diversified Income                                                          0.86%        N/A           -1.58%
The George Putnam Fund of Boston                                           -2.13%        N/A           -1.42%
Global Asset Allocation                                                    -10.89%       N/A           -4.86%
Global Growth                                                              -31.65%       N/A           -11.25%
Growth and Income                                                          -8.82%        N/A           -5.05%
Growth Opportunities                                                       -33.93%       N/A           -32.26%
Health Sciences                                                            -21.87%       N/A            4.07%
High Yield                                                                  0.99%        N/A           -4.46%
Income                                                                      4.55%        N/A            2.07%
International Growth                                                       -22.71%       N/A           -0.94%
International Growth and Income                                            -22.90%       N/A           -6.84%
International New Opportunities                                            -30.59%       N/A           -10.37%
Investors                                                                  -26.78%       N/A           -12.50%
Money Market                                                                1.16%        N/A            1.85%
New Opportunities                                                          -32.02%       N/A           -9.71%
New Value                                                                   0.67%        N/A            1.68%
OTC & Emerging Growth                                                      -47.21%       N/A           -23.15%
Research                                                                   -20.97%       N/A           -5.27%
Small Cap Value                                                            15.14%        N/A           14.19%
Utilities Growth and Income                                                -24.38%       N/A           -5.60%
Vista                                                                      -35.30%       N/A           -6.08%
Voyager                                                                    -24.47%       N/A           -4.95%
Voyager II                                                                 -32.65%       N/A           -43.68%

(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application
Date) and Retirement Income Guarantee Rider 1)
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  3.82%        N/A            7.15%
Capital Appreciation                                                       -16.16%       N/A           -19.66%
Diversified Income                                                          0.86%        N/A           -1.58%
The George Putnam Fund of Boston                                           -2.13%        N/A           -1.42%
Global Asset Allocation                                                    -10.89%       N/A           -4.86%
Global Growth                                                              -31.65%       N/A           -11.25%
Growth and Income                                                          -8.82%        N/A           -5.05%
Growth Opportunities                                                       -33.93%       N/A           -32.26%
Health Sciences                                                            -21.87%       N/A            4.07%
High Yield                                                                  0.99%        N/A           -4.46%
Income                                                                      4.55%        N/A            2.07%
International Growth                                                       -22.71%       N/A           -0.94%
International Growth and Income                                            -22.90%       N/A           -6.84%
International New Opportunities                                            -30.59%       N/A           -10.37%
Investors                                                                  -26.78%       N/A           -12.50%
Money Market                                                                1.16%        N/A            1.85%
New Opportunities                                                          -32.02%       N/A           -9.71%
New Value                                                                   0.67%        N/A            1.68%
OTC & Emerging Growth                                                      -47.21%       N/A           -23.15%
Research                                                                   -20.97%       N/A           -5.27%
Small Cap Value                                                            15.14%        N/A           14.19%
Utilities Growth and Income                                                -24.38%       N/A           -5.60%
Vista                                                                      -35.30%       N/A           -6.08%
Voyager                                                                    -24.47%       N/A           -4.95%
Voyager II                                                                 -32.65%       N/A           -43.68%

(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider
Application Date) and Retirement Income Guarantee Rider 1)
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  3.67%        N/A            6.98%
Capital Appreciation                                                       -16.29%       N/A           -19.78%
Diversified Income                                                          0.70%        N/A           -1.73%
The George Putnam Fund of Boston                                           -2.28%        N/A           -1.57%
Global Asset Allocation                                                    -11.03%       N/A           -5.00%
Global Growth                                                              -31.75%       N/A           -11.38%
Growth and Income                                                          -8.96%        N/A           -5.19%
Growth Opportunities                                                       -34.03%       N/A           -32.36%
Health Sciences                                                            -21.99%       N/A            3.91%
High Yield                                                                  0.84%        N/A           -4.60%
Income                                                                      4.39%        N/A            1.92%
International Growth                                                       -22.83%       N/A           -1.09%
International Growth and Income                                            -23.02%       N/A           -6.98%
International New Opportunities                                            -30.69%       N/A           -10.50%
Investors                                                                  -26.89%       N/A           -12.63%
Money Market                                                                1.00%        N/A            1.69%
New Opportunities                                                          -32.12%       N/A           -9.85%
New Value                                                                   0.51%        N/A            1.52%
OTC & Emerging Growth                                                      -47.29%       N/A           -23.27%
Research                                                                   -21.09%       N/A           -5.41%
Small Cap Value                                                            14.96%        N/A           14.02%
Utilities Growth and Income                                                -24.49%       N/A           -5.74%
Vista                                                                      -35.40%       N/A           -6.22%
Voyager                                                                    -24.58%       N/A           -5.10%
Voyager II                                                                 -32.75%       N/A           -43.76%

(With Retirement Income Guarantee Rider 2)
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  4.20%        N/A            7.54%
Capital Appreciation                                                       -15.89%       N/A           -19.52%
Diversified Income                                                          1.22%        N/A           -1.26%
The George Putnam Fund of Boston                                           -1.79%        N/A           -1.11%
Global Asset Allocation                                                    -10.60%       N/A           -4.56%
Global Growth                                                              -31.47%       N/A           -10.95%
Growth and Income                                                          -8.51%        N/A           -4.76%
Growth Opportunities                                                       -33.76%       N/A           -32.13%
Health Sciences                                                            -21.64%       N/A            4.45%
High Yield                                                                  1.35%        N/A           -4.17%
Income                                                                      4.93%        N/A            2.41%
International Growth                                                       -22.48%       N/A           -0.58%
International Growth and Income                                            -22.67%       N/A           -6.54%
International New Opportunities                                            -30.40%       N/A           -10.06%
Investors                                                                  -26.57%       N/A           -12.23%
Money Market                                                                1.52%        N/A            2.19%
New Opportunities                                                          -31.84%       N/A           -9.40%
New Value                                                                   1.02%        N/A            2.01%
OTC & Emerging Growth                                                      -47.12%       N/A           -22.93%
Research                                                                   -20.73%       N/A           -5.03%
Small Cap Value                                                            15.58%        N/A           14.61%
Utilities Growth and Income                                                -24.16%       N/A           -5.30%
Vista                                                                      -35.14%       N/A           -5.75%
Voyager                                                                    -24.25%       N/A           -4.62%
Voyager II                                                                 -32.47%       N/A           -43.68%

(With  the MAV  Death  Benefit  Option or the  Enhanced  Beneficiary  Protection
(Annual Increase) Option and Retirement Income Guarantee Rider 2)


                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  4.04%        N/A            7.37%
Capital Appreciation                                                       -16.02%       N/A           -19.64%
Diversified Income                                                          1.06%        N/A           -1.41%
The George Putnam Fund of Boston                                           -1.94%        N/A           -1.25%
Global Asset Allocation                                                    -10.73%       N/A           -4.70%
Global Growth                                                              -31.57%       N/A           -11.09%
Growth and Income                                                          -8.65%        N/A           -4.90%
Growth Opportunities                                                       -33.86%       N/A           -32.24%
Health Sciences                                                            -21.75%       N/A            4.29%
High Yield                                                                  1.20%        N/A           -4.31%
Income                                                                      4.77%        N/A            2.26%
International Growth                                                       -22.60%       N/A           -0.73%
International Growth and Income                                            -22.79%       N/A           -6.68%
International New Opportunities                                            -30.51%       N/A           -10.19%
Investors                                                                  -26.68%       N/A           -12.37%
Money Market                                                                1.36%        N/A            2.04%
New Opportunities                                                          -31.94%       N/A           -9.54%
New Value                                                                   0.87%        N/A            1.85%
OTC & Emerging Growth                                                      -47.20%       N/A           -23.05%
Research                                                                   -20.85%       N/A           -5.17%
Small Cap Value                                                            15.40%        N/A           14.44%
Utilities Growth and Income                                                -24.27%       N/A           -5.44%
Vista                                                                      -35.24%       N/A           -5.89%
Voyager                                                                    -24.36%       N/A           -4.77%
Voyager II                                                                 -32.57%       N/A           -43.76%

(With the Earnings  Protection  Death  Benefit  Option  (assuming  age of oldest
Contract Owner and Annuitant is 70 or younger on the Rider Application Date) and Retirement Income Guarantee Rider 2)


                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  3.94%        N/A            7.27%
Capital Appreciation                                                       -16.11%       N/A           -19.72%
Diversified Income                                                          0.96%        N/A           -1.51%
The George Putnam Fund of Boston                                           -2.03%        N/A           -1.35%
Global Asset Allocation                                                    -10.82%       N/A           -4.80%
Global Growth                                                              -31.64%       N/A           -11.18%
Growth and Income                                                          -8.74%        N/A           -5.00%
Growth Opportunities                                                       -33.93%       N/A           -32.30%
Health Sciences                                                            -21.83%       N/A            4.19%
High Yield                                                                  1.10%        N/A           -4.41%
Income                                                                      4.67%        N/A            2.15%
International Growth                                                       -22.68%       N/A           -0.83%
International Growth and Income                                            -22.87%       N/A           -6.77%
International New Opportunities                                            -30.58%       N/A           -10.29%
Investors                                                                  -26.76%       N/A           -12.45%
Money Market                                                                1.26%        N/A            1.93%
New Opportunities                                                          -32.01%       N/A           -9.63%
New Value                                                                   0.77%        N/A            1.75%
OTC & Emerging Growth                                                      -47.25%       N/A           -23.12%
Research                                                                   -20.93%       N/A           -5.27%
Small Cap Value                                                            15.29%        N/A           14.32%
Utilities Growth and Income                                                -24.35%       N/A           -5.54%
Vista                                                                      -35.31%       N/A           -5.98%
Voyager                                                                    -24.44%       N/A           -4.86%
Voyager II                                                                 -32.64%       N/A           -43.82%

(With the MAV Death  Benefit  Option  and the  Enhanced  Beneficiary  Protection
(Annual Increase) Option and Retirement Income Guarantee Rider 2)


                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  3.89%        N/A            7.21%
Capital Appreciation                                                       -16.15%       N/A           -19.77%
Diversified Income                                                          0.91%        N/A           -1.56%
The George Putnam Fund of Boston                                           -2.08%        N/A           -1.40%
Global Asset Allocation                                                    -10.87%       N/A           -4.84%
Global Growth                                                              -31.68%       N/A           -11.22%
Growth and Income                                                          -8.79%        N/A           -5.05%
Growth Opportunities                                                       -33.96%       N/A           -32.34%
Health Sciences                                                            -21.87%       N/A            4.13%
High Yield                                                                  1.04%        N/A           -4.46%
Income                                                                      4.62%        N/A            2.10%
International Growth                                                       -22.72%       N/A           -0.88%
International Growth and Income                                            -22.91%       N/A           -6.82%
International New Opportunities                                            -30.61%       N/A           -10.33%
Investors                                                                  -26.79%       N/A           -12.50%
Money Market                                                                1.21%        N/A            1.88%
New Opportunities                                                          -32.05%       N/A           -9.68%
New Value                                                                   0.72%        N/A            1.70%
OTC & Emerging Growth                                                      -47.28%       N/A           -23.16%
Research                                                                   -20.97%       N/A           -5.31%
Small Cap Value                                                            15.23%        N/A           14.27%
Utilities Growth and Income                                                -24.39%       N/A           -5.58%
Vista                                                                      -35.34%       N/A           -6.03%
Voyager                                                                    -24.48%       N/A           -4.91%
Voyager II                                                                 -32.67%       N/A           -43.85%

(With the Earnings  Protection  Death  Benefit  Option  (assuming  age of oldest
Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement Income Guarantee Rider 2)


                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  3.78%        N/A            7.11%
Capital Appreciation                                                       -16.23%       N/A           -19.85%
Diversified Income                                                          0.81%        N/A           -1.66%
The George Putnam Fund of Boston                                           -2.18%        N/A           -1.50%
Global Asset Allocation                                                    -10.96%       N/A           -4.94%
Global Growth                                                              -31.75%       N/A           -11.31%
Growth and Income                                                          -8.88%        N/A           -5.14%
Growth Opportunities                                                       -34.03%       N/A           -32.41%
Health Sciences                                                            -21.95%       N/A            4.03%
High Yield                                                                  0.94%        N/A           -4.55%
Income                                                                      4.51%        N/A            2.00%
International Growth                                                       -22.79%       N/A           -0.98%
International Growth and Income                                            -22.98%       N/A           -6.91%
International New Opportunities                                            -30.68%       N/A           -10.42%
Investors                                                                  -26.87%       N/A           -12.59%
Money Market                                                                1.11%        N/A            1.78%
New Opportunities                                                          -32.11%       N/A           -9.77%
New Value                                                                   0.62%        N/A            1.60%
OTC & Emerging Growth                                                      -47.33%       N/A           -23.24%
Research                                                                   -21.05%       N/A           -5.41%
Small Cap Value                                                            15.11%        N/A           14.15%
Utilities Growth and Income                                                -24.46%       N/A           -5.68%
Vista                                                                      -35.40%       N/A           -6.13%
Voyager                                                                    -24.55%       N/A           -5.00%
Voyager II                                                                 -32.74%       N/A           -43.90%

(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is 70 or younger on the
Rider Application Date) and Retirement Income Guarantee Rider 2)
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  3.78%        N/A            7.11%
Capital Appreciation                                                       -16.23%       N/A           -19.85%
Diversified Income                                                          0.81%        N/A           -1.66%
The George Putnam Fund of Boston                                           -2.18%        N/A           -1.50%
Global Asset Allocation                                                    -10.96%       N/A           -4.94%
Global Growth                                                              -31.75%       N/A           -11.31%
Growth and Income                                                          -8.88%        N/A           -5.14%
Growth Opportunities                                                       -34.03%       N/A           -32.41%
Health Sciences                                                            -21.95%       N/A            4.03%
High Yield                                                                  0.94%        N/A           -4.55%
Income                                                                      4.51%        N/A            2.00%
International Growth                                                       -22.79%       N/A           -0.98%
International Growth and Income                                            -22.98%       N/A           -6.91%
International New Opportunities                                            -30.68%       N/A           -10.42%
Investors                                                                  -26.87%       N/A           -12.59%
Money Market                                                                1.11%        N/A            1.78%
New Opportunities                                                          -32.11%       N/A           -9.77%
New Value                                                                   0.62%        N/A            1.60%
OTC & Emerging Growth                                                      -47.33%       N/A           -23.24%
Research                                                                   -21.05%       N/A           -5.41%
Small Cap Value                                                            15.11%        N/A           14.15%
Utilities Growth and Income                                                -24.46%       N/A           -5.68%
Vista                                                                      -35.40%       N/A           -6.13%
Voyager                                                                    -24.55%       N/A           -5.00%
Voyager II                                                                 -32.74%       N/A           -43.90%

(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the
Rider Application Date) and Retirement Income Guarantee Rider 2)
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  3.62%        N/A            6.94%
Capital Appreciation                                                       -16.36%       N/A           -19.97%
Diversified Income                                                          0.66%        N/A           -1.81%
The George Putnam Fund of Boston                                           -2.33%        N/A           -1.65%
Global Asset Allocation                                                    -11.09%       N/A           -5.08%
Global Growth                                                              -31.85%       N/A           -11.45%
Growth and Income                                                          -9.02%        N/A           -5.29%
Growth Opportunities                                                       -34.13%       N/A           -32.51%
Health Sciences                                                            -22.07%       N/A            3.87%
High Yield                                                                  0.79%        N/A           -4.70%
Income                                                                      4.35%        N/A            1.85%
International Growth                                                       -22.91%       N/A           -1.12%
International Growth and Income                                            -23.10%       N/A           -7.05%
International New Opportunities                                            -30.79%       N/A           -10.56%
Investors                                                                  -26.98%       N/A           -12.72%
Money Market                                                                0.96%        N/A            1.63%
New Opportunities                                                          -32.22%       N/A           -9.90%
New Value                                                                   0.47%        N/A            1.44%
OTC & Emerging Growth                                                      -47.41%       N/A           -23.36%
Research                                                                   -21.17%       N/A           -5.55%
Small Cap Value                                                            14.94%        N/A           13.98%
Utilities Growth and Income                                                -24.58%       N/A           -5.82%
Vista                                                                      -35.50%       N/A           -6.27%
Voyager                                                                    -24.67%       N/A           -5.15%
Voyager II                                                                 -32.85%       N/A           -43.99%


(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application
Date) and Retirement Income Guarantee Rider 2)
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  3.62%        N/A            6.94%
Capital Appreciation                                                       -16.36%       N/A           -19.97%
Diversified Income                                                          0.66%        N/A           -1.81%
The George Putnam Fund of Boston                                           -2.33%        N/A           -1.65%
Global Asset Allocation                                                    -11.09%       N/A           -5.08%
Global Growth                                                              -31.85%       N/A           -11.45%
Growth and Income                                                          -9.02%        N/A           -5.29%
Growth Opportunities                                                       -34.13%       N/A           -32.51%
Health Sciences                                                            -22.07%       N/A            3.87%
High Yield                                                                  0.79%        N/A           -4.70%
Income                                                                      4.35%        N/A            1.85%
International Growth                                                       -22.91%       N/A           -1.12%
International Growth and Income                                            -23.10%       N/A           -7.05%
International New Opportunities                                            -30.79%       N/A           -10.56%
Investors                                                                  -26.98%       N/A           -12.72%
Money Market                                                                0.96%        N/A            1.63%
New Opportunities                                                          -32.22%       N/A           -9.90%
New Value                                                                   0.47%        N/A            1.44%
OTC & Emerging Growth                                                      -47.41%       N/A           -23.36%
Research                                                                   -21.17%       N/A           -5.55%
Small Cap Value                                                            14.94%        N/A           13.98%
Utilities Growth and Income                                                -24.58%       N/A           -5.82%
Vista                                                                      -35.50%       N/A           -6.27%
Voyager                                                                    -24.67%       N/A           -5.15%
Voyager II                                                                 -32.85%       N/A           -43.99%

(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider
Application Date) and Retirement Income Guarantee Rider 2)
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
American Government Income                                                  3.47%        N/A            6.78%
Capital Appreciation                                                       -16.49%       N/A           -20.09%
Diversified Income                                                          0.50%        N/A           -1.96%
The George Putnam Fund of Boston                                           -2.48%        N/A           -1.80%
Global Asset Allocation                                                    -11.23%       N/A           -5.23%
Global Growth                                                              -31.95%       N/A           -11.58%
Growth and Income                                                          -9.16%        N/A           -5.43%
Growth Opportunities                                                       -34.23%       N/A           -32.61%
Health Sciences                                                            -22.19%       N/A            3.71%
High Yield                                                                  0.64%        N/A           -4.84%
Income                                                                      4.19%        N/A            1.69%
International Growth                                                       -23.03%       N/A           -1.27%
International Growth and Income                                            -23.22%       N/A           -7.19%
International New Opportunities                                            -30.89%       N/A           -10.69%
Investors                                                                  -27.09%       N/A           -12.85%
Money Market                                                                0.80%        N/A            1.47%
New Opportunities                                                          -32.32%       N/A           -10.04%
New Value                                                                   0.31%        N/A            1.29%
OTC & Emerging Growth                                                      -47.49%       N/A           -23.48%
Research                                                                   -21.29%       N/A           -5.70%
Small Cap Value                                                            14.76%        N/A           13.81%
Utilities Growth and Income                                                -24.69%       N/A           -5.96%
Vista                                                                      -35.60%       N/A           -6.41%
Voyager                                                                    -24.78%       N/A           -5.29%
Voyager II                                                                 -32.95%       N/A           -44.07%


Adjusted Historical Total Returns


Set out below are the adjusted historical total returns for each Variable Sub-Account since the Fund's inception through December 31, 2001. Adjusted historical total returns are computed in the same manner as standardized total returns, except that the performance figures shown are based on the Funds' historical performance since the inception of the Funds rather than the inception of the Variable Sub-Accounts.

Each of the Funds (Class IB shares) corresponding to the Variable Sub-Accounts commenced operations on April 30, 1998, except for the Putnam VT Diversified Income, Growth and Income, and International Growth Funds, which commenced operations on April 6, 1998, the Putnam VT Research Fund, which commenced operations September 30, 1998, the Putnam VT Small Cap Value Fund, which commenced operations April 30, 1999, the Putnam VT American Government Fund and Putnam VT Growth Opportunities Fund, which commenced operations on January 31, 2000, the Putnam VT Technology Fund, which commenced operations on June 14, 2000, and the Putnam VT Capital Appreciation and Putnam VT Voyager II Funds, which commenced operations on September 1, 2000. For periods prior to the inception dates of the Funds (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares). The inception dates for the Funds (Class IA shares) are shown as follows:





Variable Sub-Account                       Inception Date of Corresponding Fund
American Government Income                                     01/31/00
Capital Appreciation                                           09/28/00
Diversified Income                                             09/15/93
The George Putnam Fund of Boston                               04/30/98
Global Asset Allocation                                        02/01/88
Global Growth                                                  05/01/90
Growth and Income                                              02/01/88
Growth Opportunities                                           01/31/00
Health Sciences                                                04/30/98
High Yield                                                     02/01/88
Income                                                         02/01/88
International Growth                                           01/02/97
International Growth and Income                                01/02/97
International New Opportunities                                01/02/97
Investors                                                      04/30/98
Money Market                                                   02/01/88
New Opportunities                                              05/02/94
New Value                                                      01/02/97
OTC & Emerging Growth                                          04/30/98
Research                                                       09/29/98
Small Cap Value                                                04/30/99
Utilities Growth and Income                                    05/01/92
Vista                                                          01/02/97
Voyager                                                        02/01/88
Voyager II                                                     09/29/00


(Without any optional benefits)
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year       Inception*
American Government Income                                                  4.58%        N/A            7.64%
Capital Appreciation                                                       -15.51%       N/A           -18.79%
Diversified Income                                                          1.60%       0.22%           2.24%
The George Putnam Fund of Boston                                           -1.40%        N/A            1.65%
Global Asset Allocation                                                    -10.21%      3.76%           6.70%
Global Growth                                                              -31.09%      1.86%           5.81%
Growth and Income                                                          -8.13%       5.97%           9.77%
Growth Opportunities                                                       -33.37%       N/A           -29.61%
Health Sciences                                                            -21.25%       N/A            2.49%
High Yield                                                                  1.73%       -0.35%          5.30%
Income                                                                      5.32%       3.90%           4.58%
International Growth                                                       -22.10%       N/A            7.57%
International Growth and Income                                            -22.29%       N/A            3.84%
International New Opportunities                                            -30.02%       N/A           -1.41%
Investors                                                                  -26.19%       N/A           -3.84%
Money Market                                                                1.90%       2.84%           2.46%
New Opportunities                                                          -31.45%      3.99%           9.41%
New Value                                                                   1.41%        N/A            7.58%
OTC & Emerging Growth                                                      -46.73%       N/A           -14.35%
Research                                                                   -20.35%       N/A            4.10%
Small Cap Value                                                            15.96%        N/A           15.02%
Utilities Growth and Income                                                -23.77%      3.79%           6.76%
Vista                                                                      -34.76%       N/A            5.48%
Voyager                                                                    -23.86%      7.94%          10.82%
Voyager II                                                                 -32.09%       N/A           -42.88%

* The  inception  dates  for  the  Funds  appear  under  the  heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).


(With  the MAV  Death  Benefit  Option or the  Enhanced  Beneficiary  Protection
(Annual Increase) Option)


                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year       Inception*
American Government Income                                                  4.43%        N/A            7.48%
Capital Appreciation                                                       -15.64%       N/A           -18.91%
Diversified Income                                                          1.45%       0.07%           2.09%
The George Putnam Fund of Boston                                           -1.55%        N/A            1.50%
Global Asset Allocation                                                    -10.35%      3.61%           6.54%
Global Growth                                                              -31.19%      1.70%           5.65%
Growth and Income                                                          -8.27%       5.81%           9.61%
Growth Opportunities                                                       -33.47%       N/A           -29.71%
Health Sciences                                                            -21.37%       N/A            2.33%
High Yield                                                                  1.58%       -0.50%          5.14%
Income                                                                      5.16%       3.74%           4.42%
International Growth                                                       -22.21%       N/A            7.41%
International Growth and Income                                            -22.41%       N/A            3.68%
International New Opportunities                                            -30.12%       N/A           -1.56%
Investors                                                                  -26.30%       N/A           -3.98%
Money Market                                                                1.75%       2.69%           2.31%
New Opportunities                                                          -31.56%      3.84%           9.25%
New Value                                                                   1.26%        N/A            7.42%
OTC & Emerging Growth                                                      -46.82%       N/A           -14.47%
Research                                                                   -20.47%       N/A            3.95%
Small Cap Value                                                            15.79%        N/A           14.85%
Utilities Growth and Income                                                -23.89%      3.63%           6.60%
Vista                                                                      -34.86%       N/A            5.32%
Voyager                                                                    -23.98%      7.77%          10.65%
Voyager II                                                                 -32.19%       N/A           -42.96%

* The  inception  dates  for  the  Funds  appear  under  the  heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).

(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is 70 or younger on the Rider Application Date))
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year       Inception*
American Government Income                                                  4.32%        N/A            7.37%
Capital Appreciation                                                       -15.72%       N/A           -18.99%
Diversified Income                                                          1.34%       -0.03%          1.99%
The George Putnam Fund of Boston                                           -1.65%        N/A            1.40%
Global Asset Allocation                                                    -10.44%      3.50%           6.44%
Global Growth                                                              -31.26%      1.60%           5.55%
Growth and Income                                                          -8.36%       5.70%           9.50%
Growth Opportunities                                                       -33.54%       N/A           -29.78%
Health Sciences                                                            -21.45%       N/A            2.23%
High Yield                                                                  1.48%       -0.60%          5.03%
Income                                                                      5.05%       3.64%           4.32%
International Growth                                                       -22.29%       N/A            7.30%
International Growth and Income                                            -22.48%       N/A            3.58%
International New Opportunities                                            -30.19%       N/A           -1.66%
Investors                                                                  -26.37%       N/A           -4.08%
Money Market                                                                1.65%       2.58%           2.20%
New Opportunities                                                          -31.63%      3.73%           9.14%
New Value                                                                   1.15%        N/A            7.31%
OTC & Emerging Growth                                                      -46.87%       N/A           -14.56%
Research                                                                   -20.55%       N/A            3.84%
Small Cap Value                                                            15.67%        N/A           14.73%
Utilities Growth and Income                                                -23.97%      3.53%           6.49%
Vista                                                                      -34.92%       N/A            5.22%
Voyager                                                                    -24.05%      7.67%          10.54%
Voyager II                                                                 -32.26%       N/A           -43.02%

* The  inception  dates  for  the  Funds  appear  under  the  heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).


(With the MAV Death  Benefit  Option  and the  Enhanced  Beneficiary  Protection
(Annual Increase) Option)


                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year       Inception*
American Government Income                                                  4.27%        N/A            7.32%
Capital Appreciation                                                       -15.77%       N/A           -19.03%
Diversified Income                                                          1.29%       -0.08%          1.93%
The George Putnam Fund of Boston                                           -1.70%        N/A            1.35%
Global Asset Allocation                                                    -10.48%      3.45%           6.38%
Global Growth                                                              -31.29%      1.55%           5.49%
Growth and Income                                                          -8.41%       5.65%           9.44%
Growth Opportunities                                                       -33.58%       N/A           -29.82%
Health Sciences                                                            -21.49%       N/A            2.18%
High Yield                                                                  1.43%       -0.65%          4.98%
Income                                                                      5.00%       3.59%           4.26%
International Growth                                                       -22.33%       N/A            7.25%
International Growth and Income                                            -22.52%       N/A            3.53%
International New Opportunities                                            -30.23%       N/A           -1.71%
Investors                                                                  -26.41%       N/A           -4.13%
Money Market                                                                1.59%       2.53%           2.15%
New Opportunities                                                          -31.66%      3.68%           9.08%
New Value                                                                   1.10%        N/A            7.26%
OTC & Emerging Growth                                                      -46.90%       N/A           -14.60%
Research                                                                   -20.59%       N/A            3.79%
Small Cap Value                                                            15.61%        N/A           14.67%
Utilities Growth and Income                                                -24.00%      3.47%           6.44%
Vista                                                                      -34.96%       N/A            5.16%
Voyager                                                                    -24.09%      7.61%          10.48%
Voyager II                                                                 -32.29%       N/A           -43.05%

* The  inception  dates  for  the  Funds  appear  under  the  heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).


(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is between 71 and 79 on the Rider Application
Date))
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year       Inception*
American Government Income                                                  4.16%        N/A            7.21%
Capital Appreciation                                                       -15.85%       N/A           -19.11%
Diversified Income                                                          1.19%       -0.18%          1.83%
The George Putnam Fund of Boston                                           -1.80%        N/A            1.24%
Global Asset Allocation                                                    -10.57%      3.35%           6.28%
Global Growth                                                              -31.36%      1.45%           5.39%
Growth and Income                                                          -8.50%       5.55%           9.33%
Growth Opportunities                                                       -33.64%       N/A           -29.89%
Health Sciences                                                            -21.57%       N/A            2.08%
High Yield                                                                  1.33%       -0.75%          4.88%
Income                                                                      4.89%       3.48%           4.16%
International Growth                                                       -22.41%       N/A            7.14%
International Growth and Income                                            -22.60%       N/A            3.42%
International New Opportunities                                            -30.30%       N/A           -1.80%
Investors                                                                  -26.48%       N/A           -4.22%
Money Market                                                                1.49%       2.43%           2.05%
New Opportunities                                                          -31.73%      3.58%           8.97%
New Value                                                                   1.00%        N/A            7.15%
OTC & Emerging Growth                                                      -46.95%       N/A           -14.69%
Research                                                                   -20.67%       N/A            3.69%
Small Cap Value                                                            15.49%        N/A           14.56%
Utilities Growth and Income                                                -24.08%      3.37%           6.33%
Vista                                                                      -35.02%       N/A            5.06%
Voyager                                                                    -24.17%      7.50%          10.37%
Voyager II                                                                 -32.36%       N/A           -43.11%

* The  inception  dates  for  the  Funds  appear  under  the  heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).


(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is 70 or younger on the
Rider Application Date))
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year       Inception*
American Government Income                                                  4.16%        N/A            7.21%
Capital Appreciation                                                       -15.85%       N/A           -19.11%
Diversified Income                                                          1.19%       -0.18%          1.83%
The George Putnam Fund of Boston                                           -1.80%        N/A            1.24%
Global Asset Allocation                                                    -10.57%      3.35%           6.28%
Global Growth                                                              -31.36%      1.45%           5.39%
Growth and Income                                                          -8.50%       5.55%           9.33%
Growth Opportunities                                                       -33.64%       N/A           -29.89%
Health Sciences                                                            -21.57%       N/A            2.08%
High Yield                                                                  1.33%       -0.75%          4.88%
Income                                                                      4.89%       3.48%           4.16%
International Growth                                                       -22.41%       N/A            7.14%
International Growth and Income                                            -22.60%       N/A            3.42%
International New Opportunities                                            -30.30%       N/A           -1.80%
Investors                                                                  -26.48%       N/A           -4.22%
Money Market                                                                1.49%       2.43%           2.05%
New Opportunities                                                          -31.73%      3.58%           8.97%
New Value                                                                   1.00%        N/A            7.15%
OTC & Emerging Growth                                                      -46.95%       N/A           -14.69%
Research                                                                   -20.67%       N/A            3.69%
Small Cap Value                                                            15.49%        N/A           14.56%
Utilities Growth and Income                                                -24.08%      3.37%           6.33%
Vista                                                                      -35.02%       N/A            5.06%
Voyager                                                                    -24.17%      7.50%          10.37%
Voyager II                                                                 -32.36%       N/A           -43.11%

* The  inception  dates  for  the  Funds  appear  under  the  heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).


(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the
Rider Application Date))
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year       Inception*
American Government Income                                                  4.01%        N/A            7.05%
Capital Appreciation                                                       -15.98%       N/A           -19.23%
Diversified Income                                                          1.04%       -0.33%          1.68%
The George Putnam Fund of Boston                                           -1.95%        N/A            1.09%
Global Asset Allocation                                                    -10.71%      3.19%           6.12%
Global Growth                                                              -31.47%      1.30%           5.23%
Growth and Income                                                          -8.64%       5.39%           9.17%
Growth Opportunities                                                       -33.74%       N/A           -29.99%
Health Sciences                                                            -21.69%       N/A            1.92%
High Yield                                                                  1.17%       -0.90%          4.72%
Income                                                                      4.74%       3.33%           4.00%
International Growth                                                       -22.53%       N/A            6.98%
International Growth and Income                                            -22.72%       N/A            3.27%
International New Opportunities                                            -30.40%       N/A           -1.95%
Investors                                                                  -26.60%       N/A           -4.37%
Money Market                                                                1.34%       2.28%           1.90%
New Opportunities                                                          -31.83%      3.42%           8.81%
New Value                                                                   0.85%        N/A            6.99%
OTC & Emerging Growth                                                      -47.03%       N/A           -14.82%
Research                                                                   -20.79%       N/A            3.53%
Small Cap Value                                                            15.32%        N/A           14.39%
Utilities Growth and Income                                                -24.19%      3.22%           6.17%
Vista                                                                      -35.12%       N/A            4.90%
Voyager                                                                    -24.28%      7.34%          10.21%
Voyager II                                                                 -32.46%       N/A           -43.19%

* The  inception  dates  for  the  Funds  appear  under  the  heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).


(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application
Date))
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year       Inception*
American Government Income                                                  4.01%        N/A            7.05%
Capital Appreciation                                                       -15.98%       N/A           -19.23%
Diversified Income                                                          1.04%       -0.33%          1.68%
The George Putnam Fund of Boston                                           -1.95%        N/A            1.09%
Global Asset Allocation                                                    -10.71%      3.19%           6.12%
Global Growth                                                              -31.47%      1.30%           5.23%
Growth and Income                                                          -8.64%       5.39%           9.17%
Growth Opportunities                                                       -33.74%       N/A           -29.99%
Health Sciences                                                            -21.69%       N/A            1.92%
High Yield                                                                  1.17%       -0.90%          4.72%
Income                                                                      4.74%       3.33%           4.00%
International Growth                                                       -22.53%       N/A            6.98%
International Growth and Income                                            -22.72%       N/A            3.27%
International New Opportunities                                            -30.40%       N/A           -1.95%
Investors                                                                  -26.60%       N/A           -4.37%
Money Market                                                                1.34%       2.28%           1.90%
New Opportunities                                                          -31.83%      3.42%           8.81%
New Value                                                                   0.85%        N/A            6.99%
OTC & Emerging Growth                                                      -47.03%       N/A           -14.82%
Research                                                                   -20.79%       N/A            3.53%
Small Cap Value                                                            15.32%        N/A           14.39%
Utilities Growth and Income                                                -24.19%      3.22%           6.17%
Vista                                                                      -35.12%       N/A            4.90%
Voyager                                                                    -24.28%      7.34%          10.21%
Voyager II                                                                 -32.46%       N/A           -43.19%

* The  inception  dates  for  the  Funds  appear  under  the  heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).

(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider
Application Date))
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year       Inception*
American Government Income                                                  3.85%        N/A            6.89%
Capital Appreciation                                                       -16.10%       N/A           -19.36%
Diversified Income                                                          0.89%       -0.48%          1.53%
The George Putnam Fund of Boston                                           -2.10%        N/A            0.94%
Global Asset Allocation                                                    -10.84%      3.04%           5.96%
Global Growth                                                              -31.57%      1.14%           5.07%
Growth and Income                                                          -8.77%       5.23%           9.01%
Growth Opportunities                                                       -33.84%       N/A           -30.10%
Health Sciences                                                            -21.81%       N/A            1.77%
High Yield                                                                  1.02%       -1.05%          4.56%
Income                                                                      4.58%       3.17%           3.85%
International Growth                                                       -22.64%       N/A            6.82%
International Growth and Income                                            -22.83%       N/A            3.11%
International New Opportunities                                            -30.51%       N/A           -2.10%
Investors                                                                  -26.71%       N/A           -4.51%
Money Market                                                                1.19%       2.12%           1.74%
New Opportunities                                                          -31.94%      3.27%           8.65%
New Value                                                                   0.70%        N/A            6.83%
OTC & Emerging Growth                                                      -47.11%       N/A           -14.95%
Research                                                                   -20.91%       N/A            3.38%
Small Cap Value                                                            15.15%        N/A           14.22%
Utilities Growth and Income                                                -24.31%      3.06%           6.01%
Vista                                                                      -35.22%       N/A            4.74%
Voyager                                                                    -24.40%      7.18%          10.04%
Voyager II                                                                 -32.56%       N/A           -43.28%

* The  inception  dates  for  the  Funds  appear  under  the  heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).


(With Retirement Income Guarantee Rider 1)
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year       Inception*
American Government Income                                                  4.33%        N/A            7.39%
Capital Appreciation                                                       -15.76%       N/A           -19.18%
Diversified Income                                                          1.35%       -0.03%          2.00%
The George Putnam Fund of Boston                                           -1.65%        N/A            1.38%
Global Asset Allocation                                                    -10.46%      3.56%           6.53%
Global Growth                                                              -31.34%      1.67%           5.65%
Growth and Income                                                          -8.38%       5.77%           9.61%
Growth Opportunities                                                       -33.62%       N/A           -29.91%
Health Sciences                                                            -21.50%       N/A            2.24%
High Yield                                                                  1.48%       -0.60%          5.13%
Income                                                                      5.07%       3.67%           4.37%
International Growth                                                       -22.35%       N/A            7.39%
International Growth and Income                                            -22.54%       N/A            3.64%
International New Opportunities                                            -30.27%       N/A           -1.62%
Investors                                                                  -26.44%       N/A           -4.07%
Money Market                                                                1.65%       2.60%           2.23%
New Opportunities                                                          -31.70%      3.82%           9.26%
New Value                                                                   1.16%        N/A            7.36%
OTC & Emerging Growth                                                      -46.98%       N/A           -14.59%
Research                                                                   -20.60%       N/A            3.85%
Small Cap Value                                                            15.71%        N/A           14.75%
Utilities Growth and Income                                                -24.02%      3.59%           6.58%
Vista                                                                      -35.01%       N/A            5.31%
Voyager                                                                    -24.11%      7.77%          10.67%
Voyager II                                                                 -32.34%       N/A           -43.26%

* The  inception  dates  for  the  Funds  appear  under  the  heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).

(With  the MAV  Death  Benefit  Option or the  Enhanced  Beneficiary  Protection
(Annual Increase) Option and Retirement Income Guarantee Rider 1)


                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year       Inception*
American Government Income                                                  4.18%        N/A            7.23%
Capital Appreciation                                                       -15.89%       N/A           -19.30%
Diversified Income                                                          1.20%       -0.18%          1.84%
The George Putnam Fund of Boston                                           -1.80%        N/A            1.23%
Global Asset Allocation                                                    -10.60%      3.40%           6.37%
Global Growth                                                              -31.44%      1.52%           5.49%
Growth and Income                                                          -8.52%       5.61%           9.45%
Growth Opportunities                                                       -33.72%       N/A           -30.01%
Health Sciences                                                            -21.62%       N/A            2.08%
High Yield                                                                  1.33%       -0.75%          4.97%
Income                                                                      4.91%       3.51%           4.22%
International Growth                                                       -22.46%       N/A            7.23%
International Growth and Income                                            -22.66%       N/A            3.49%
International New Opportunities                                            -30.37%       N/A           -1.77%
Investors                                                                  -26.55%       N/A           -4.22%
Money Market                                                                1.50%       2.45%           2.08%
New Opportunities                                                          -31.81%      3.67%           9.09%
New Value                                                                   1.01%        N/A            7.20%
OTC & Emerging Growth                                                      -47.07%       N/A           -14.72%
Research                                                                   -20.72%       N/A            3.70%
Small Cap Value                                                            15.54%        N/A           14.58%
Utilities Growth and Income                                                -24.14%      3.44%           6.42%
Vista                                                                      -35.11%       N/A            5.15%
Voyager                                                                    -24.23%      7.61%          10.50%
Voyager II                                                                 -32.44%       N/A           -43.35%

* The  inception  dates  for  the  Funds  appear  under  the  heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).


(With the Earnings  Protection  Death  Benefit  Option  (assuming  age of oldest
Contract Owner and Annuitant is 70 or younger on the Rider Application Date) and Retirement Income Guarantee Rider 1)


                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year       Inception*
American Government Income                                                  4.07%        N/A            7.12%
Capital Appreciation                                                       -15.97%       N/A           -19.38%
Diversified Income                                                          1.09%       -0.28%          1.74%
The George Putnam Fund of Boston                                           -1.90%        N/A            1.13%
Global Asset Allocation                                                    -10.69%      3.30%           6.26%
Global Growth                                                              -31.51%      1.42%           5.38%
Growth and Income                                                          -8.61%       5.51%           9.34%
Growth Opportunities                                                       -33.79%       N/A           -30.08%
Health Sciences                                                            -21.70%       N/A            1.98%
High Yield                                                                  1.23%       -0.85%          4.86%
Income                                                                      4.80%       3.41%           4.11%
International Growth                                                       -22.54%       N/A            7.12%
International Growth and Income                                            -22.73%       N/A            3.38%
International New Opportunities                                            -30.44%       N/A           -1.87%
Investors                                                                  -26.62%       N/A           -4.31%
Money Market                                                                1.40%       2.35%           1.97%
New Opportunities                                                          -31.88%      3.56%           8.98%
New Value                                                                   0.90%        N/A            7.09%
OTC & Emerging Growth                                                      -47.12%       N/A           -14.81%
Research                                                                   -20.80%       N/A            3.59%
Small Cap Value                                                            15.42%        N/A           14.47%
Utilities Growth and Income                                                -24.22%      3.33%           6.31%
Vista                                                                      -35.17%       N/A            5.04%
Voyager                                                                    -24.30%      7.50%          10.39%
Voyager II                                                                 -32.51%       N/A           -43.41%

* The  inception  dates  for  the  Funds  appear  under  the  heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).


(With the MAV Death  Benefit  Option  and the  Enhanced  Beneficiary  Protection
(Annual Increase) Option and Retirement Income Guarantee Rider 1)


                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year       Inception*
American Government Income                                                  4.02%        N/A            7.07%
Capital Appreciation                                                       -16.02%       N/A           -19.42%
Diversified Income                                                          1.04%       -0.33%          1.69%
The George Putnam Fund of Boston                                           -1.95%        N/A            1.08%
Global Asset Allocation                                                    -10.73%      3.25%           6.21%
Global Growth                                                              -31.54%      1.37%           5.33%
Growth and Income                                                          -8.66%       5.45%           9.28%
Growth Opportunities                                                       -33.83%       N/A           -30.12%
Health Sciences                                                            -21.74%       N/A            1.93%
High Yield                                                                  1.18%       -0.90%          4.81%
Income                                                                      4.75%       3.35%           4.06%
International Growth                                                       -22.58%       N/A            7.07%
International Growth and Income                                            -22.77%       N/A            3.33%
International New Opportunities                                            -30.48%       N/A           -1.91%
Investors                                                                  -26.66%       N/A           -4.36%
Money Market                                                                1.34%       2.29%           1.92%
New Opportunities                                                          -31.91%      3.51%           8.93%
New Value                                                                   0.85%        N/A            7.04%
OTC & Emerging Growth                                                      -47.15%       N/A           -14.85%
Research                                                                   -20.84%       N/A            3.54%
Small Cap Value                                                            15.36%        N/A           14.41%
Utilities Growth and Income                                                -24.25%      3.28%           6.26%
Vista                                                                      -35.21%       N/A            4.99%
Voyager                                                                    -24.34%      7.44%          10.33%
Voyager II                                                                 -32.54%       N/A           -43.44%

* The  inception  dates  for  the  Funds  appear  under  the  heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).


(With the Earnings  Protection  Death  Benefit  Option  (assuming  age of oldest
Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement Income Guarantee Rider 1)


                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year       Inception*
American Government Income                                                  3.91%        N/A            6.96%
Capital Appreciation                                                       -16.10%       N/A           -19.50%
Diversified Income                                                          0.94%       -0.43%          1.58%
The George Putnam Fund of Boston                                           -2.05%        N/A            0.98%
Global Asset Allocation                                                    -10.82%      3.14%           6.10%
Global Growth                                                              -31.61%      1.26%           5.22%
Growth and Income                                                          -8.75%       5.35%           9.17%
Growth Opportunities                                                       -33.89%       N/A           -30.19%
Health Sciences                                                            -21.82%       N/A            1.83%
High Yield                                                                  1.08%       -1.00%          4.70%
Income                                                                      4.64%       3.25%           3.95%
International Growth                                                       -22.66%       N/A            6.96%
International Growth and Income                                            -22.85%       N/A            3.23%
International New Opportunities                                            -30.55%       N/A           -2.01%
Investors                                                                  -26.73%       N/A           -4.46%
Money Market                                                                1.24%       2.19%           1.82%
New Opportunities                                                          -31.98%      3.41%           8.82%
New Value                                                                   0.75%        N/A            6.93%
OTC & Emerging Growth                                                      -47.20%       N/A           -14.93%
Research                                                                   -20.92%       N/A            3.44%
Small Cap Value                                                            15.24%        N/A           14.29%
Utilities Growth and Income                                                -24.33%      3.18%           6.15%
Vista                                                                      -35.27%       N/A            4.89%
Voyager                                                                    -24.42%      7.34%          10.22%

* The  inception  dates  for  the  Funds  appear  under  the  heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).


(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is 70 or younger on the
Rider Application Date) and Retirement Income Guarantee Rider 1)
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year       Inception*
American Government Income                                                  3.91%        N/A            6.96%
Capital Appreciation                                                       -16.10%       N/A           -19.50%
Diversified Income                                                          0.94%       -0.43%          1.58%
The George Putnam Fund of Boston                                           -2.05%        N/A            0.98%
Global Asset Allocation                                                    -10.82%      3.14%           6.10%
Global Growth                                                              -31.61%      1.26%           5.22%
Growth and Income                                                          -8.75%       5.35%           9.17%
Growth Opportunities                                                       -33.89%       N/A           -30.19%
Health Sciences                                                            -21.82%       N/A            1.83%
High Yield                                                                  1.08%       -1.00%          4.70%
Income                                                                      4.64%       3.25%           3.95%
International Growth                                                       -22.66%       N/A            6.96%
International Growth and Income                                            -22.85%       N/A            3.23%
International New Opportunities                                            -30.55%       N/A           -2.01%
Investors                                                                  -26.73%       N/A           -4.46%
Money Market                                                                1.24%       2.19%           1.82%
New Opportunities                                                          -31.98%      3.41%           8.82%
New Value                                                                   0.75%        N/A            6.93%
OTC & Emerging Growth                                                      -47.20%       N/A           -14.93%
Research                                                                   -20.92%       N/A            3.44%
Small Cap Value                                                            15.24%        N/A           14.29%
Utilities Growth and Income                                                -24.33%      3.18%           6.15%
Vista                                                                      -35.27%       N/A            4.89%
Voyager                                                                    -24.42%      7.34%          10.22%
Voyager II                                                                 -32.61%       N/A           -43.49%

* The  inception  dates  for  the  Funds  appear  under  the  heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).


(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the
Rider Application Date) and Retirement Income Guarantee Rider 1)
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year       Inception*
American Government Income                                                  3.76%        N/A            6.80%
Capital Appreciation                                                       -16.23%       N/A           -19.62%
Diversified Income                                                          0.79%       -0.58%          1.43%
The George Putnam Fund of Boston                                           -2.20%        N/A            0.82%
Global Asset Allocation                                                    -10.96%      2.99%           5.94%
Global Growth                                                              -31.72%      1.11%           5.06%
Growth and Income                                                          -8.89%       5.19%           9.01%
Growth Opportunities                                                       -33.99%       N/A           -30.30%
Health Sciences                                                            -21.94%       N/A            1.67%
High Yield                                                                  0.92%       -1.15%          4.54%
Income                                                                      4.49%       3.09%           3.79%
International Growth                                                       -22.78%       N/A            6.80%
International Growth and Income                                            -22.97%       N/A            3.07%
International New Opportunities                                            -30.65%       N/A           -2.16%
Investors                                                                  -26.85%       N/A           -4.60%
Money Market                                                                1.09%       2.04%           1.66%
New Opportunities                                                          -32.08%      3.25%           8.66%
New Value                                                                   0.60%        N/A            6.77%
OTC & Emerging Growth                                                      -47.28%       N/A           -15.06%
Research                                                                   -21.04%       N/A            3.28%
Small Cap Value                                                            15.07%        N/A           14.12%
Utilities Growth and Income                                                -24.44%      3.02%           5.99%
Vista                                                                      -35.37%       N/A            4.73%
Voyager                                                                    -24.53%      7.17%          10.06%
Voyager II                                                                 -32.71%       N/A           -43.58%

* The  inception  dates  for  the  Funds  appear  under  the  heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).



(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application
Date) and Retirement Income Guarantee Rider 1)
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year       Inception*
American Government Income                                                  3.76%        N/A            6.80%
Capital Appreciation                                                       -16.23%       N/A           -19.62%
Diversified Income                                                          0.79%       -0.58%          1.43%
The George Putnam Fund of Boston                                           -2.20%        N/A            0.82%
Global Asset Allocation                                                    -10.96%      2.99%           5.94%
Global Growth                                                              -31.72%      1.11%           5.06%
Growth and Income                                                          -8.89%       5.19%           9.01%
Growth Opportunities                                                       -33.99%       N/A           -30.30%
Health Sciences                                                            -21.94%       N/A            1.67%
High Yield                                                                  0.92%       -1.15%          4.54%
Income                                                                      4.49%       3.09%           3.79%
International Growth                                                       -22.78%       N/A            6.80%
International Growth and Income                                            -22.97%       N/A            3.07%
International New Opportunities                                            -30.65%       N/A           -2.16%
Investors                                                                  -26.85%       N/A           -4.60%
Money Market                                                                1.09%       2.04%           1.66%
New Opportunities                                                          -32.08%      3.25%           8.66%
New Value                                                                   0.60%        N/A            6.77%
OTC & Emerging Growth                                                      -47.28%       N/A           -15.06%
Research                                                                   -21.04%       N/A            3.28%
Small Cap Value                                                            15.07%        N/A           14.12%
Utilities Growth and Income                                                -24.44%      3.02%           5.99%
Vista                                                                      -35.37%       N/A            4.73%
Voyager                                                                    -24.53%      7.17%          10.06%
Voyager II                                                                 -32.71%       N/A           -43.58%

* The  inception  dates  for  the  Funds  appear  under  the  heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).


(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider
Application Date) and Retirement Income Guarantee Rider 1)
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year       Inception*
American Government Income                                                  3.60%        N/A            6.64%
Capital Appreciation                                                       -16.35%       N/A           -19.74%
Diversified Income                                                          0.64%       -0.73%          1.28%
The George Putnam Fund of Boston                                           -2.35%        N/A            0.67%
Global Asset Allocation                                                    -11.09%      2.83%           5.78%
Global Growth                                                              -31.82%      0.96%           4.90%
Growth and Income                                                          -9.02%       5.03%           8.84%
Growth Opportunities                                                       -34.09%       N/A           -30.40%
Health Sciences                                                            -22.06%       N/A            1.52%
High Yield                                                                  0.77%       -1.30%          4.38%
Income                                                                      4.33%       2.94%           3.64%
International Growth                                                       -22.89%       N/A            6.64%
International Growth and Income                                            -23.08%       N/A            2.92%
International New Opportunities                                            -30.76%       N/A           -2.31%
Investors                                                                  -26.96%       N/A           -4.75%
Money Market                                                                0.94%       1.88%           1.51%
New Opportunities                                                          -32.19%      3.09%           8.49%
New Value                                                                   0.45%        N/A            6.61%
OTC & Emerging Growth                                                      -47.36%       N/A           -15.19%
Research                                                                   -21.16%       N/A            3.13%
Small Cap Value                                                            14.90%        N/A           13.95%
Utilities Growth and Income                                                -24.56%      2.87%           5.83%
Vista                                                                      -35.47%       N/A            4.57%
Voyager                                                                    -24.65%      7.01%           9.89%
Voyager II                                                                 -32.81%       N/A           -43.66%

* The  inception  dates  for  the  Funds  appear  under  the  heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).

(With Retirement Income Guarantee Rider 2)
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year       Inception*
American Government Income                                                  4.13%        N/A            7.19%
Capital Appreciation                                                       -15.96%       N/A           -19.49%
Diversified Income                                                          1.15%       -0.23%          1.80%
The George Putnam Fund of Boston                                           -1.85%        N/A            1.17%
Global Asset Allocation                                                    -10.66%      3.40%           6.39%
Global Growth                                                              -31.54%      1.53%           5.51%
Growth and Income                                                          -8.58%       5.61%           9.49%
Growth Opportunities                                                       -33.82%       N/A           -30.15%
Health Sciences                                                            -21.70%       N/A            2.04%
High Yield                                                                  1.28%       -0.79%          4.99%
Income                                                                      4.87%       3.48%           4.21%
International Growth                                                       -22.55%       N/A            7.25%
International Growth and Income                                            -22.74%       N/A            3.49%
International New Opportunities                                            -30.47%       N/A           -1.79%
Investors                                                                  -26.64%       N/A           -4.26%
Money Market                                                                1.45%       2.41%           2.04%
New Opportunities                                                          -31.90%      3.68%           9.14%
New Value                                                                   0.96%        N/A            7.19%
OTC & Emerging Growth                                                      -47.18%       N/A           -14.79%
Research                                                                   -20.80%       N/A            3.65%
Small Cap Value                                                            15.51%        N/A           14.54%
Utilities Growth and Income                                                -24.22%      3.44%           6.43%
Vista                                                                      -35.21%       N/A            5.17%
Voyager                                                                    -24.31%      7.63%          10.55%
Voyager II                                                                 -32.54%       N/A           -43.57%

* The  inception  dates  for  the  Funds  appear  under  the  heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).


(With  the MAV  Death  Benefit  Option or the  Enhanced  Beneficiary  Protection
(Annual Increase) Option and Retirement Income Guarantee Rider 2)


                                                                                                 10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year       Inception*
American Government Income                                                  3.98%        N/A            7.03%
Capital Appreciation                                                       -16.09%       N/A           -19.61%
Diversified Income                                                          1.00%       -0.38%          1.64%
The George Putnam Fund of Boston                                           -2.00%        N/A            1.02%
Global Asset Allocation                                                    -10.80%      3.24%           6.23%
Global Growth                                                              -31.64%      1.37%           5.35%
Growth and Income                                                          -8.72%       5.45%           9.32%
Growth Opportunities                                                       -33.92%       N/A           -30.26%
Health Sciences                                                            -21.82%       N/A            1.88%
High Yield                                                                  1.13%       -0.94%          4.83%
Income                                                                      4.71%       3.32%           4.05%
International Growth                                                       -22.66%       N/A            7.08%
International Growth and Income                                            -22.86%       N/A            3.33%
International New Opportunities                                            -30.57%       N/A           -1.93%
Investors                                                                  -26.75%       N/A           -4.41%
Money Market                                                                1.30%       2.26%           1.89%
New Opportunities                                                          -32.01%      3.53%           8.97%
New Value                                                                   0.81%        N/A            7.03%
OTC & Emerging Growth                                                      -47.27%       N/A           -14.92%
Research                                                                   -20.92%       N/A            3.50%
Small Cap Value                                                            15.34%        N/A           14.37%
Utilities Growth and Income                                                -24.34%      3.28%           6.27%
Vista                                                                      -35.31%       N/A            5.01%
Voyager                                                                    -24.43%      7.47%          10.38%
Voyager II                                                                 -32.64%       N/A           -43.66%

* The  inception  dates  for  the  Funds  appear  under  the  heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).


(With the Earnings  Protection  Death  Benefit  Option  (assuming  age of oldest
Contract Owner and Annuitant is 70 or younger on the Rider Application Date) and Retirement Income Guarantee Rider 2)


                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year       Inception*
American Government Income                                                  3.87%        N/A            6.92%
Capital Appreciation                                                       -16.17%       N/A           -19.69%
Diversified Income                                                          0.89%       -0.48%          1.54%
The George Putnam Fund of Boston                                           -2.10%        N/A            0.91%
Global Asset Allocation                                                    -10.89%      3.14%           6.12%
Global Growth                                                              -31.71%      1.27%           5.24%
Growth and Income                                                          -8.81%       5.35%           9.21%
Growth Opportunities                                                       -33.99%       N/A           -30.33%
Health Sciences                                                            -21.90%       N/A            1.78%
High Yield                                                                  1.03%       -1.04%          4.72%
Income                                                                      4.60%       3.22%           3.94%
International Growth                                                       -22.74%       N/A            6.98%
International Growth and Income                                            -22.93%       N/A            3.22%
International New Opportunities                                            -30.64%       N/A           -2.03%
Investors                                                                  -26.82%       N/A           -4.50%
Money Market                                                                1.20%       2.15%           1.78%
New Opportunities                                                          -32.08%      3.42%           8.86%
New Value                                                                   0.70%        N/A            6.92%
OTC & Emerging Growth                                                      -47.32%       N/A           -15.00%
Research                                                                   -21.00%       N/A            3.39%
Small Cap Value                                                            15.22%        N/A           14.25%
Utilities Growth and Income                                                -24.42%      3.18%           6.16%
Vista                                                                      -35.37%       N/A            4.90%
Voyager                                                                    -24.50%      7.36%          10.27%
Voyager II                                                                 -32.71%       N/A           -43.72%

* The  inception  dates  for  the  Funds  appear  under  the  heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).


(With the MAV Death  Benefit  Option  and the  Enhanced  Beneficiary  Protection
(Annual Increase) Option and Retirement Income Guarantee Rider 2)


                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year       Inception*
American Government Income                                                  3.82%        N/A            6.86%
Capital Appreciation                                                       -16.22%       N/A           -19.73%
Diversified Income                                                          0.84%       -0.53%          1.48%
The George Putnam Fund of Boston                                           -2.15%        N/A            0.86%
Global Asset Allocation                                                    -10.93%      3.08%           6.06%
Global Growth                                                              -31.74%      1.22%           5.19%
Growth and Income                                                          -8.86%       5.29%           9.15%
Growth Opportunities                                                       -34.03%       N/A           -30.36%
Health Sciences                                                            -21.94%       N/A            1.73%
High Yield                                                                  0.98%       -1.09%          4.67%
Income                                                                      4.55%       3.17%           3.89%
International Growth                                                       -22.78%       N/A            6.92%
International Growth and Income                                            -22.97%       N/A            3.17%
International New Opportunities                                            -30.68%       N/A           -2.08%
Investors                                                                  -26.86%       N/A           -4.55%
Money Market                                                                1.14%       2.10%           1.73%
New Opportunities                                                          -32.11%      3.37%           8.81%
New Value                                                                   0.65%        N/A            6.87%
OTC & Emerging Growth                                                      -47.35%       N/A           -15.05%
Research                                                                   -21.04%       N/A            3.34%
Small Cap Value                                                            15.16%        N/A           14.19%
Utilities Growth and Income                                                -24.45%      3.12%           6.11%
Vista                                                                      -35.41%       N/A            4.85%
Voyager                                                                    -24.54%      7.31%          10.22%
Voyager II                                                                 -32.74%       N/A           -43.75%

* The  inception  dates  for  the  Funds  appear  under  the  heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).


(With the Earnings  Protection  Death  Benefit  Option  (assuming  age of oldest
Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement Income Guarantee Rider 2)


                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year       Inception*
American Government Income                                                  3.71%        N/A            6.76%
Capital Appreciation                                                       -16.30%       N/A           -19.81%
Diversified Income                                                          0.74%       -0.63%          1.38%
The George Putnam Fund of Boston                                           -2.25%        N/A            0.76%
Global Asset Allocation                                                    -11.02%      2.98%           5.96%
Global Growth                                                              -31.81%      1.12%           5.08%
Growth and Income                                                          -8.95%       5.19%           9.04%
Growth Opportunities                                                       -34.09%       N/A           -30.43%
Health Sciences                                                            -22.02%       N/A            1.63%
High Yield                                                                  0.88%       -1.19%          4.56%
Income                                                                      4.44%       3.06%           3.78%
International Growth                                                       -22.86%       N/A            6.81%
International Growth and Income                                            -23.05%       N/A            3.07%
International New Opportunities                                            -30.75%       N/A           -2.18%
Investors                                                                  -26.93%       N/A           -4.65%
Money Market                                                                1.04%       2.00%           1.62%
New Opportunities                                                          -32.18%      3.27%           8.70%
New Value                                                                   0.55%        N/A            6.76%
OTC & Emerging Growth                                                      -47.40%       N/A           -15.13%
Research                                                                   -21.12%       N/A            3.24%
Small Cap Value                                                            15.04%        N/A           14.08%
Utilities Growth and Income                                                -24.53%      3.02%           6.00%
Vista                                                                      -35.47%       N/A            4.74%
Voyager                                                                    -24.62%      7.20%          10.10%
Voyager II                                                                 -32.81%       N/A           -43.80%

* The  inception  dates  for  the  Funds  appear  under  the  heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).


(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is 70 or younger on the
Rider Application Date) and Retirement Income Guarantee Rider 2)
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year       Inception*
American Government Income                                                  3.71%        N/A            6.76%
Capital Appreciation                                                       -16.30%       N/A           -19.81%
Diversified Income                                                          0.74%       -0.63%          1.38%
The George Putnam Fund of Boston                                           -2.25%        N/A            0.76%
Global Asset Allocation                                                    -11.02%      2.98%           5.96%
Global Growth                                                              -31.81%      1.12%           5.08%
Growth and Income                                                          -8.95%       5.19%           9.04%
Growth Opportunities                                                       -34.09%       N/A           -30.43%
Health Sciences                                                            -22.02%       N/A            1.63%
High Yield                                                                  0.88%       -1.19%          4.56%
Income                                                                      4.44%       3.06%           3.78%
International Growth                                                       -22.86%       N/A            6.81%
International Growth and Income                                            -23.05%       N/A            3.07%
International New Opportunities                                            -30.75%       N/A           -2.18%
Investors                                                                  -26.93%       N/A           -4.65%
Money Market                                                                1.04%       2.00%           1.62%
New Opportunities                                                          -32.18%      3.27%           8.70%
New Value                                                                   0.55%        N/A            6.76%
OTC & Emerging Growth                                                      -47.40%       N/A           -15.13%
Research                                                                   -21.12%       N/A            3.24%
Small Cap Value                                                            15.04%        N/A           14.08%
Utilities Growth and Income                                                -24.53%      3.02%           6.00%
Vista                                                                      -35.47%       N/A            4.74%
Voyager                                                                    -24.62%      7.20%          10.10%
Voyager II                                                                 -32.81%       N/A           -43.80%

* The  inception  dates  for  the  Funds  appear  under  the  heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).


(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the
Rider Application Date) and Retirement Income Guarantee Rider 2)
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year       Inception*
American Government Income                                                  3.56%        N/A            6.60%
Capital Appreciation                                                       -16.43%       N/A           -19.93%
Diversified Income                                                          0.59%       -0.79%          1.23%
The George Putnam Fund of Boston                                           -2.40%        N/A            0.61%
Global Asset Allocation                                                    -11.16%      2.82%           5.80%
Global Growth                                                              -31.92%      0.96%           4.92%
Growth and Income                                                          -9.09%       5.03%           8.88%
Growth Opportunities                                                       -34.19%       N/A           -30.54%
Health Sciences                                                            -22.14%       N/A            1.47%
High Yield                                                                  0.72%       -1.34%          4.40%
Income                                                                      4.29%       2.90%           3.62%
International Growth                                                       -22.98%       N/A            6.65%
International Growth and Income                                            -23.17%       N/A            2.91%
International New Opportunities                                            -30.85%       N/A           -2.33%
Investors                                                                  -27.05%       N/A           -4.79%
Money Market                                                                0.89%       1.84%           1.47%
New Opportunities                                                          -32.28%      3.11%           8.53%
New Value                                                                   0.40%        N/A            6.60%
OTC & Emerging Growth                                                      -47.48%       N/A           -15.26%
Research                                                                   -21.24%       N/A            3.08%
Small Cap Value                                                            14.87%        N/A           13.91%
Utilities Growth and Income                                                -24.64%      2.86%           5.84%
Vista                                                                      -35.57%       N/A            4.59%
Voyager                                                                    -24.73%      7.04%           9.94%
Voyager II                                                                 -32.91%       N/A           -43.89%

* The  inception  dates  for  the  Funds  appear  under  the  heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).



(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application
Date) and Retirement Income Guarantee Rider 2)
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year       Inception*
American Government Income                                                  3.56%        N/A            6.60%
Capital Appreciation                                                       -16.43%       N/A           -19.93%
Diversified Income                                                          0.59%       -0.79%          1.23%
The George Putnam Fund of Boston                                           -2.40%        N/A            0.61%
Global Asset Allocation                                                    -11.16%      2.82%           5.80%
Global Growth                                                              -31.92%      0.96%           4.92%
Growth and Income                                                          -9.09%       5.03%           8.88%
Growth Opportunities                                                       -34.19%       N/A           -30.54%
Health Sciences                                                            -22.14%       N/A            1.47%
High Yield                                                                  0.72%       -1.34%          4.40%
Income                                                                      4.29%       2.90%           3.62%
International Growth                                                       -22.98%       N/A            6.65%
International Growth and Income                                            -23.17%       N/A            2.91%
International New Opportunities                                            -30.85%       N/A           -2.33%
Investors                                                                  -27.05%       N/A           -4.79%
Money Market                                                                0.89%       1.84%           1.47%
New Opportunities                                                          -32.28%      3.11%           8.53%
New Value                                                                   0.40%        N/A            6.60%
OTC & Emerging Growth                                                      -47.48%       N/A           -15.26%
Research                                                                   -21.24%       N/A            3.08%
Small Cap Value                                                            14.87%        N/A           13.91%
Utilities Growth and Income                                                -24.64%      2.86%           5.84%
Vista                                                                      -35.57%       N/A            4.59%
Voyager                                                                    -24.73%      7.04%           9.94%
Voyager II                                                                 -32.91%       N/A           -43.89%

* The  inception  dates  for  the  Funds  appear  under  the  heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).

(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider
Application Date) and Retirement Income Guarantee Rider 2)
                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year       Inception*
American Government Income                                                  3.40%        N/A            6.44%
Capital Appreciation                                                       -16.55%       N/A           -20.05%
Diversified Income                                                          0.44%       -0.94%          1.07%
The George Putnam Fund of Boston                                           -2.55%        N/A            0.45%
Global Asset Allocation                                                    -11.29%      2.67%           5.63%
Global Growth                                                              -32.02%      0.81%           4.76%
Growth and Income                                                          -9.22%       4.87%           8.71%
Growth Opportunities                                                       -34.29%       N/A           -30.64%
Health Sciences                                                            -22.26%       N/A            1.32%
High Yield                                                                  0.57%       -1.50%          4.24%
Income                                                                      4.13%       2.75%           3.46%
International Growth                                                       -23.09%       N/A            6.49%
International Growth and Income                                            -23.28%       N/A            2.76%
International New Opportunities                                            -30.96%       N/A           -2.48%
Investors                                                                  -27.16%       N/A           -4.94%
Money Market                                                                0.74%       1.69%           1.31%
New Opportunities                                                          -32.39%      2.95%           8.37%
New Value                                                                   0.25%        N/A            6.44%
OTC & Emerging Growth                                                      -47.56%       N/A           -15.39%
Research                                                                   -21.36%       N/A            2.93%
Small Cap Value                                                            14.70%        N/A           13.74%
Utilities Growth and Income                                                -24.76%      2.71%           5.68%
Vista                                                                      -35.67%       N/A            4.43%
Voyager                                                                    -24.85%      6.88%           9.77%
Voyager II                                                                 -33.01%       N/A           -43.97%

* The inception dates for the Funds appear under the heading "Adjusted Historical Total Returns," above. For periods prior to the inception dates of the Funds (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).

                                     PART C

                                OTHER INFORMATION

Part C is hereby amended to include the following exhibits and amend Items 25, 32 and 34 thereto:

Item 24(b) Exhibits:



(4)(e)  Form of Putnam Allstate Advisor Preferred Contract (Series II)

(4)(f)  Form of Putnam Allstate Advisor Preferred Contract--non-MVA version (Series II)

(4)(g)  Form of Withdrawal  Charge Option Rider 1 (Series II)

(4)(h)  Form of Withdrawal  Charge Option Rider 2 (Series II)

(4)(i)  Form of Enhanced Beneficiary Protection Rider A--Annual Increase (Series II)

(4)(j)  Form of Enhanced Beneficiary Protection Rider B--Maximum Anniversary Value (Series II)

(4)(k)  Form of Earnings Protection Death Benefit Rider (Series II)

(4)(l)  Form of Retirement Income Guarantee Rider 1 (Series II)

(4)(m)  Form of Retirement Income Guarantee Rider 2 (Series II)

(4)(n)  Form of Income Protection Benefit Rider (Series II)

(4)(o)  Form of Spousal Protection Benefit Rider (Series II)

(4)(p)  Form of Amendatory Endorsement for Charitable Remainder Trust (Series II)

(4)(q)  Form of Amendatory Endorsement for Grantor Trust (Series II)

(4)(r)  Form of Amendatory Endorsement for Waiver of Charges (Series II)

(5)(b)  Form of Application for Putnam Allstate Advisor Preferred Contracts (Series II)

(9)  Opinion of Michael J. Velotta, Senior Vice President, Secretary and General Counsel of
     Allstate Life Insurance Company regarding the legality of the securities being registered

(10)(a)  Independent Auditors' Consent*

(10)(b)  Consent of Foley & Lardner*

(13)(c)  Performance Data Calculations*

(99)(c)  Power of Attorney for Michael J. Roche

* To be filed by subsequent amendment.


25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME AND PRINCIPAL                          POSITION AND OFFICE WITH
BUSINESS ADDRESS                            DEPOSITOR OF THE ACCOUNT


Thomas J. Wilson, II                        Chairman of the Board, President, and Director
                                            (Principal Executive Officer)
Michael J. Velotta                          Senior Vice President, General Counsel, Secretary, and Director
Richard L. Baker                            Vice President
David A. Bird                               Director
John L. Carl                                Director
Patricia A. Coffey                          Vice President
Richard I. Cohen                            Director
Margaret G. Dyer                            Senior Vice President and Director
Thomas W. Evans                             Vice President
Marla G. Friedman                           Senior Vice President and Director
Karen C. Gardner                            Vice President
Dennis Gomez                                Vice President
John R. Hunter                              Vice President
John C. Lounds                              Senior Vice President and Director
Edward M. Liddy                             Director
Harold Maude, Jr.                           Vice President
J. Kevin McCarthy                           Senior Vice President and Director
Mary J. McGinn                              Vice President and Assistant Secretary
William H. Monie                            Vice President
Robert W. Pike                              Director
Samuel H. Pilch                             Group Vice President and Controller
                                            (Principal Accounting Officer)
Michael J. Roche                            Senior Vice President and Director
Steven E. Shebik                            Senior Vice President and Director
                                            (Principal Financial Officer)
Kevin R. Slawin                             Senior Vice President and Director
Casey J. Sylla                              Chief Investment Officer and Director
B. Eugene Wraith                            Vice President
James P. Zils                               Treasurer
D. Steven Boger                             Assistant Vice President
Lisa Cochrane                               Assistant Vice President
Errol Cramer                                Assistant Vice President and Appointed Actuary
Lawrence W. Dahl                            Assistant Vice President
Robert C. Doebler                           Assistant Vice President
Sarah R. Donahue                            Assistant Vice President
Phillip Emmanuele                           Assistant Vice President
Lisa J. Flanary                             Assistant Vice President
Douglas F. Gaer                             Assistant Vice President
Gregory J. Guidos                           Assistant Vice President
Brent H. Hamann                             Assistant Vice President
John Hershberger                            Assistant Vice President
Ronald A. Johnson                           Assistant Vice President
Teresa G. Logue                             Assistant Vice President
Robert L. Park                              Assistant Vice President
Barry S. Paul                               Assistant Vice President and Assistant Treasurer
Charles L. Salisbury                        Assistant Vice President
Robert A. Shore                             Assistant Vice President
Robert E. Transon                           Assistant Vice President
Timothy N. Vander Pas                       Assistant Vice President
Patricia W. Wilson                          Assistant Vice President and Assistant Secretary
Richard Zaharias                            Assistant Vice President
Laura R. Zimmerman                          Assistant Vice President
Joanne M. Derrig                            Assistant Vice President, Assistant General Counsel, and Assistant Secretary
Doris M. Bryant                             Assistant Secretary
Susan L. Lees                               Assistant Secretary
Paul N. Kierig                              Assistant Secretary
Kristine Leston                             Assistant Secretary

The principal business address of Mr. Bird and Mr. Slawin is 544 Lakeview Parkway, Vernon Hills, Illinois 60061. The principal business address of
Mr. Monie is 1776 American Heritage Drive, Jacksonville, Florida 32224.
The principal business address of Mr. Wraith, Mr. Dahl and Mr. Gaer is
2940 South 84th Street, Lincoln, Nebraska 68506. The principal business address of the remaining officers and directors is 3100 Sanders Road, Northbrook, Illinois 60062.

32.  UNDERTAKINGS

Registrant promises to file a post-effective amendment to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted. Registrant furthermore agrees to include either as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or a toll-free number included in the prospectus that the applicant can use to request for a Statement of Additional Information. Finally, Registrant agrees to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

34.  REPRESENTATION REGARDING CONTRACT EXPENSES

Allstate represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Allstate under the Contracts. Allstate bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks; the need for Allstate to earn a profit; the degree to which the Contracts include innovative features; and the regulatory standards for exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all Contracts sold pursuant to this Registration Statement, including those sold on the terms specifically scribed in the prospectus contained herein, or any variations therein, based on supplements, endorsements, or riders to any Contracts or prospectus, or otherwise.



                       Signatures

As required by the Securities Act of 1933 and the Investment Company Act of 1940, Registrant, Allstate Life Insurance Company Separate Account A, has caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the Township of Northfield, State of Illinois, on the 7th day of June, 2002.

               Allstate Life Insurance Company Separate Account A
                                  (Registrant)

                       By: Allstate Life Insurance Company
                                   (Depositor)

                         By: /s/Michael J. Velotta
                        --------------------------------
                                Michael J. Velotta
                      Senior Vice President, Secretary and
                                 General Counsel


As required by the Securities Act of 1933, this amended Registration Statement has been duly signed below by the following Directors and Officers of Allstate Life Insurance Company on the 7th day of June, 2002.


*/THOMAS J. WILSON, II                       Chairman of the Board,
----------------------                       President and Director
Thomas J. Wilson, II                         (Principal Executive Officer)


/s/MICHAEL J. VELOTTA                        Senior Vice President, Secretary,
---------------------                        General Counsel and Director
Michael J. Velotta


*/KEVIN R. SLAWIN                            Senior Vice President and Director
------------------
Kevin R. Slawin

*/CASEY J. SYLLA                             Chief Investment Officer and Director
----------------
Casey J. Sylla


*/SAMUEL H. PILCH                            Group Vice President and Controller
-----------------                            (Principal Accounting Officer)
Samuel H. Pilch


*/MARLA G. FRIEDMAN                          Senior Vice President and Director
-------------------
Marla G. Friedman


*/JOHN C. LOUNDS                             Senior Vice President and Director
-----------------
John C. Lounds

*/JOHN L. CARL                               Director
-----------------
John L. Carl

*RICHARD I. COHEN                            Director
-----------------
Richard I. Cohen

*MARGARET G. DYER                            Senior Vice President and Director
-----------------
Margaret G. Dyer

*EDWARD M. LIDDY                             Director
-----------------
Edward M. Liddy

*J. KEVIN MCCARTHY                           Senior Vice President and Director
-----------------
J. Kevin McCarthy

*DAVID A. BIRD                               Director
------------------
David A. Bird

*ROBERT W. PIKE                              Director
------------------
Robert W. Pike

*STEVEN E. SHEBIK                            Senior Vice President and Director
------------------                           (Principal Financial Officer)
Steven E. Shebik

*MICHAEL J. ROCHE                            Senior Vice President and Director
------------------
Michael J. Roche

*/By Michael J. Velotta, pursuant to Powers of Attorney previously filed or filed herewith.

                                  Exhibit Index

Exhibit No.            Description

(4)(e)  Form of Putnam Allstate Advisor Preferred Contract (Series II)

(4)(f)  Form of Putnam Allstate Advisor Preferred Contract--non-MVA version (Series II)

(4)(g)  Form of Withdrawal  Charge Option Rider 1 (Series II)

(4)(h)  Form of Withdrawal  Charge Option Rider 2 (Series II)

(4)(i)  Form of Enhanced Beneficiary Protection Rider A--Annual Increase (Series II)

(4)(j)  Form of Enhanced Beneficiary Protection Rider B--Maximum Anniversary Value (Series II)

(4)(k)  Form of Earnings Protection Death Benefit Rider (Series II)

(4)(l)  Form of Retirement Income Guarantee Rider 1 (Series II)

(4)(m)  Form of Retirement Income Guarantee Rider 2 (Series II)

(4)(n)  Form of Income Protection Benefit Rider (Series II)

(4)(o)  Form of Spousal Protection Benefit Rider (Series II)

(4)(p)  Form of Amendatory Endorsement for Charitable Remainder Trust (Series II)

(4)(q)  Form of Amendatory Endorsement for Grantor Trust (Series II)

(4)(r)  Form of Amendatory Endorsement for Waiver of Charges (Series II)

(5)(b)  Form of Application for Putnam Allstate Advisor Preferred Contracts (Series II)

(9)  Opinion of Michael J. Velotta, Vice President, Secretary and General Counsel of
Allstate Life Insurance Company regarding the legality of the securities being registered

(99)(c)  Power of Attorney for Michael J. Roche